As filed with the Securities and Exchange Commission on April 30, 2008.

Registration No. 33-33085

811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.   43

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No.   69

Separate Account VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(319) 355-8330

Darin D. Smith, Esquire

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-4520

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esquire

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2008 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA B

By

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2008

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Transamerica Landmark Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2008. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

TRANSAMERICA SERIES TRUST

Subadvised by American Century Investment Management, Inc.

Transamerica American Century Large Company Value VP – Service Class

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP – Service Class

Transamerica Asset Allocation – Growth VP – Service Class

Transamerica Asset Allocation – Moderate VP – Service Class

Transamerica Asset Allocation – Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP – Service Class

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Global VP – Service Class

Transamerica Capital Guardian U.S. Equity VP – Service Class

Transamerica Capital Guardian Value VP – Service Class

Subadvised by ING Clarion Real Estate Securities

Transamerica Clarion Global Real Estate Securities VP – Service Class

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Enhanced Index VP – Service Class

Subadvised by Jennison Associates LLC

Transamerica Jennison Growth VP – Service Class

Subadvised by ClearBridge Advisors, LLC

Transamerica Legg Mason Partners All Cap VP – Service Class

Subadvised by MFS® Investment Management

Transamerica MFS High Yield VP – Service Class

Transamerica MFS International Equity VP – Service Class

Subadvised by Columbia Management Advisors, LLC

Transamerica Marsico Growth VP – Service Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP – Service Class

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Equity Income VP – Service Class

Transamerica T. Rowe Price Growth Stock VP – Service Class

Transamerica T. Rowe Price Small Cap VP – Service Class

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC

Transamerica Templeton Global VP – Service Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP – Service Class

Transamerica Convertible Securities VP – Service Class

Transamerica Equity VP – Service Class

Transamerica Growth Opportunities VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica Science & Technology VP – Service Class

Transamerica Small/Mid Cap Value VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Value Balanced VP – Service Class

Managed by AEGON USA Investment Management

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Van Kampen Active International Allocation VP – Service Class

Transamerica Van Kampen Large Cap Core VP – Service Class

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP – Service Class

AIM VARIABLE INSURANCE FUNDS

Managed by Invesco Aim Advisors, Inc.

AIM V.I. Basic Value Fund – Series II Shares

AIM V.I. Capital Appreciation Fund – Series II Shares

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

Managed by AllianceBernstein L.P.

AllianceBernstein Growth and Income Portfolio – Class B

AllianceBernstein Large Cap Growth Portfolio – Class B

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity – VIP Balanced Portfolio – Service Class 2

Fidelity – VIP Contrafund® Portfolio – Service Class 2

Fidelity – VIP Equity-Income Portfolio – Service Class 2

2

Fidelity – VIP Growth Portfolio – Service Class 2

Fidelity – VIP Mid Cap Portfolio – Service Class 2

Fidelity – VIP Value Strategies Portfolio – Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Managed by Franklin Advisers, Inc.

Franklin Income Securities Fund – Class 2

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Fund – Class 2

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund – Class 2

JANUS ASPEN SERIES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Growth Portfolio – Service Shares

Janus Aspen – Worldwide Growth Portfolio – Service Shares

MFS® VARIABLE INSURANCE TRUSTSM

Managed by MFS® Investment Management

MFS New Discovery Series – Service Class

MFS Total Return Series – Service Class

3

4

TABLE OF CONTENTS continued

5

GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative and Service Office — Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuitize (Annuitization) — When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The earliest annuity commencement date is at least thirty days after you purchase your policy. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Cash Value — The adjusted policy value less any applicable surrender charge or excess interest adjustment and rider fees (imposed upon surrender).

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any surrender charge or excess interest adjustment.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, Income Select for Life Rider, and the Retirement Income Choice Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•

gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

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Separate Account — Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received at the administrative and service office. For some transactions, the Company may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements the Company establishes for such notices.

You (Your) — the owner of the policy.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers subaccounts that are listed under “Investment Choices” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that the Company guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.	PURCHASE

The initial premium payment for nonqualified policies must be at least $5,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. You can generally add as little as $50 at any time during the accumulation phase.

3.	INVESTMENT CHOICES

You can allocate your premium payments to one of several underlying fund portfolios listed under Investment Choices in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

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4.	PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 8% of premium payments surrendered within seven years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments. If you select the Life with Emergency Cash® annuity payment option, then you can surrender your policy after annuity payments have begun. A surrender charge of up to 4% of adjusted policy value will apply during the first four years after the annuity commencement date.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount’s value) that depend on the death benefit option that you select, as follows:

•	1.30% if you choose the Return of Premium Death Benefit

•	1.50% if you choose the Annual Step-Up Death Benefit

•	1.95% if you choose the Double Enhanced Death Benefit

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.50%, depending on the state.

If you elect the Initial Payment Guarantee rider when you annuitize, then there is a daily fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Additional Death Distribution Rider (“ADD”), then there is an annual rider fee during the accumulation phase of 0.25% of the policy value.

If you elect the Additional Death Distribution+ Rider (“ADD+”), then there is an annual rider fee during the accumulation phase of 0.55% of the policy value.

If you elect the Liquidity Rider, then there is a fee equal to an annual rate of 0.50% of the daily net asset value in the subaccounts. This fee is only charged for the first four years.

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If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 0.60% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.

If you elect the Income Select For Life rider, then there is an annual rider fee during the accumulation phase of 0.40% for single life and 0.60% for joint life of the total withdrawal base on each rider anniversary. For each option you elect with the rider, you will be charged an additional rider fee annually during the accumulation phase, which fee is also a percentage of the total withdrawal base on each rider anniversary and is in addition to the rider fee for the base benefit.

If you elect the Retirement Income Choice Rider, then there is an annual rider fee during the accumulation phase of 0.60% for single life and 0.90% for joint life of the withdrawal base on each rider anniversary. For each option you elect with the rider, you will be charged an annual fee during the accumulation phase that is also a percentage of the total withdrawal base; this fee is in addition to the rider fee for the base benefit.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.	ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).

You may generally take out up to the free amount free of surrender charges. Amounts surrendered in excess of this free amount may be subject to a surrender charge and an excess interest adjustment. You may have to pay income tax and a tax penalty on any money you take out.

If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency Cash® annuity payment option.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down. However, the Initial Payment Guarantee is available as an optional rider and it guarantees a minimum amount for each annuity payment.

8.	DEATH BENEFIT

If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:

10

•	Double Enhanced Death Benefit

•	Annual Step-Up Death Benefit

If you elect the Double Enhanced Death Benefit, you must allocate 100% of your policy value to one or more “designated investment choices.” (See “Double Enhanced Death Benefit—Designated Investment Choices.”)

Charges are lower if you do not choose an optional guaranteed minimum death benefit.

After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10.	ADDITIONAL FEATURES

This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.

These features include, but are not limited to, the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this rider.

•

You may elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Distribution Rider” (“ADD”) and “Additional Death Distribution+ Rider” (“ADD+”). There is an extra charge for these riders.

•

Under certain medically related circumstances, you may surrender all or part of the policy value without any surrender charge or excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•

Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of any surrender charge or excess interest adjustment. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

•

You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

11

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

•

You may elect an optional rider that reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. This feature is called the “Liquidity Rider.” There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Income Select for Life Rider”. If you elect the Income Select for Life Rider, you must allocate 100% of your policy value to one or more “designated investment choices.” (See “Income Select for Life—Designated Investment Choices.”) You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Choice Rider.” If you elect the Retirement Income Choice Rider, you must allocate 100% of your policy value to one or more “designated investment choices.” (See “Retirement Income Choice—Designated Investment Choices.”) You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

11.	OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

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State Variations. Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of the legal restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

Old Policies. This prospectus generally describes policies issued after the date of this prospectus. See Appendix—Policy Variations for information on how older policies have different features and requirements, and sometimes different fees and deductions.

Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2007, if any) are in Appendix – Condensed Financial Information to this prospectus.

12.	INQUIRIES

If you need more information or want to make a transaction, please contact us at:

Transamerica Life Insurance Company

Administrative and Service Office

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 525-6205

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

13

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES

The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee tables and expense examples.

The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:

Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)
Base Policy	8%
Transfer Fee	$0 - $10
Special Service Fee	$0 - $25

The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge	$0 - $35 per policy
Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses:
Double Enhanced Death Benefit	0.65%
Annual Step-Up Death Benefit	0.20%
Liquidity Rider	0.50%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.45%
Optional Rider Fees:
Additional Death Distribution Rider	0.25%
Additional Death Distribution+ Rider	0.55%
Living Benefits Rider	0.60%
Income Select for Life Rider - Single Life Option:
Base Benefit	0.40%
Additional Benefits available with the Income Select for Life Rider:
Growth Benefit	0.25%
Death Benefit	0.25%
Income Enhancement Benefit	0.15%
Total Income Select for Life Rider Fees with Highest Combination of Benefits	1.05%
Income Select for Life Rider - Joint Life Option:
Base Benefit	0.60%

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Additional Benefits available with the Income Select for Life Rider:
Growth Benefit	0.50%
Death Benefit	0.20%
Income Enhancement Benefit	0.30%
Total Income Select for Life Rider Fees with Highest Combination of Benefits	1.60%
Retirement Income Choice Rider - Single Life Option:
Base Benefit (Current)	0.60%
Base Benefit (Maximum)	1.35%
Additional Benefits available with the Retirement Income Choice Rider:
Death Benefit	0.25%
Income Enhancement Benefit	0.15%
Current Total Retirement Income Choice Rider Fees (Single Life) with Highest Combination of Benefits	1.00%
Maximum Total Retirement Income Choice Rider Fees (Single Life) with Highest Combination of Benefits	1.75%
Retirement Income Choice Rider - Joint Life Option:
Base Benefit (Current)	0.90%
Base Benefit (Maximum)	1.65%
Additional Benefits available with the Retirement Income Choice Rider:
Death Benefit	0.20%
Income Enhancement Benefit	0.30%
Current Total Retirement Income Choice Rider Fees (Joint Life) with Highest Combination of Benefits	1.40%
Maximum Total Retirement Income Choice Rider Fees (Joint Life) with Highest Combination of Benefits	2.15%

The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2007 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):

Lowest Gross	0.65%
Highest Gross	1.39%

The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2007, and the base policy with the combination of available optional features or riders with the highest fees and expenses including the Annual Step-Up Death Benefit, Additional Death Distribution + Rider, and Income Select for Life Rider with all additional benefits. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Examples:

If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):

1 Year	$1240
3 Years	$2213

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5 Years	$3079
10 Years	$5297

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):

1 Year	$520
3 Years	$1583
5 Years	$2629
10 Years	$5297

If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):

1 Year	$1289
3 Years	$2355
5 Years	$2856
10 Years	$5704

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):

1 Year	$569
3 Years	$1725
5 Years	$2856
10 Years	$5704

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

NOTES TO FEE TABLE AND EXPENSE EXAMPLES

Annuity Policy Fee Table and Expense Examples: The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See section “5. Expenses”.

Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium, regardless of how policy value is allocated among the investment choices. The surrender charge decreases based on the number of years since the premium payment was made.

If you select the Life with Emergency Cash® annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See section “5. Expenses”.

Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.

Annual Service Charge: The annual service charge is assessed on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.

Special Service Fees: We may deduct a charge for special services, such as overnight delivery.

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Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit.

Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.

Liquidity Rider: This fee is only charged for the first four policy years.

Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses plus any optional separate account expenses, but does not include any annual optional rider fees.

Optional Rider Fees: In some cases, riders to the policy are available that provide optional benefits. There are additional fees (each year) for those riders.

Additional Death Distribution Rider and Additional Death Distribution + Rider: This fee is a percentage of the policy value and is only deducted during the accumulation phase.

Living Benefits Rider: The annual fee is a percentage of the “principal back” total withdrawal base. The “principal back” total withdrawal base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the “principal back” total withdrawal base is equal to: the “principal back” total withdrawal base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

Income Select for Life Rider and Retirement Income Choice Rider - base benefit: The fee is a percentage of the withdrawal base. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments. The withdrawal base may be referred to as “total withdrawal base” in your policy statement and other documents.

Income Select for Life Rider - Additional Benefits (Single Life and Joint Life Options): You may elect the Income Select for Life Rider with one or more of the following options—Growth Option, Additional Death Payment Option, Joint Life Option, Income Enhancement Option. The charge for each of these options is a percentage of the withdrawal base and is in addition to the Income Select for Life Rider base benefit fee.

Retirement Income Choice Rider - Additional Benefits (Single Life and Joint Life Options): You may elect the Retirement Income Choice Rider with one or more of the following options - Death Benefit Option, Joint Life Option, Income Enhancement Option. The change for each of these options is a percentage of the withdrawal base and is in addition to the Retirement Income Choice Rider base benefit fee.

Maximum Total Retirement Income Choice Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary the Retirement Income Choice rider fees can increase when there is an automatic step-up. This reflects the maximum fee increase resulting from an automatic step-up of the withdrawal base while the rider is in effect.

Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisors or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

Expense Examples: The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

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1.	THE ANNUITY POLICY

This prospectus describes the Transamerica Landmark Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. See “Appendix—Policy Variations” for information about older policies.

An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee rider, then you will receive stabilized annuity payments that will never be less than a percentage of your initial annuity payment. There is an extra charge for this rider.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.	PURCHASE

Policy Issue Requirements

The Company will not issue a policy unless:

•	the Company receives (at our administrative and service office) all information needed to issue the policy;

•	the Company receives (at our administrative and service office) a minimum initial premium payment; and

•	the annuitant, owner, and any joint owner are age 90 or younger (the limit may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for us to pay any associated payments and benefits due under the policy.

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Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information at our administrative and service office. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information at our administrative and service office. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 require prior approval by the Company for issue ages 0-80. For issue ages over 80, cumulative premium payments above $500,000 require prior approval by the Company.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our administrative and service office, or by telephone, subject to the limitations described under “Telephone Transactions”. The allocation change will apply to premium payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

The Company reserves the right to restrict or refuse any premium payment.

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Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3.	INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors but may not be available for all policies. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy. Please be certain to review the notes following the list of variable investment choices.

TRANSAMERICA SERIES TRUST

Subadvised by American Century Investment Management, Inc.

Transamerica American Century Large Company Value VP – Service Class

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Growth VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP – Service Class

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Global VP – Service Class

Transamerica Capital Guardian U.S. Equity VP – Service Class

Transamerica Capital Guardian Value VP – Service Class

Subadvised by ING Clarion Real Estate Securities

Transamerica Clarion Global Real Estate Securities VP – Service Class

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Enhanced Index VP – Service Class

Subadvised by Jennison Associates LLC

Transamerica Jennison Growth VP – Service Class

Subadvised by ClearBridge Advisors, LLC

Transamerica Legg Mason Partners All Cap VP – Service Class

Subadvised by MFS® Investment Management

Transamerica MFS High Yield VP – Service Class

Transamerica MFS International Equity VP – Service Class

Subadvised by Columbia Management Advisors, LLC

Transamerica Marsico Growth VP – Service Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP – Service Class

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Equity Income VP – Service Class

Transamerica T. Rowe Price Growth Stock VP – Service Class

Transamerica T. Rowe Price Small Cap VP – Service Class

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC

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Transamerica Templeton Global VP – Service Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP – Service Class

Transamerica Convertible Securities VP – Service Class

Transamerica Equity VP – Service Class

Transamerica Growth Opportunities VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica Science & Technology VP – Service Class

Transamerica Small/Mid Cap Value VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Value Balanced VP – Service Class

Managed by AEGON USA Investment Management

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Van Kampen Active International Allocation VP – Service Class

Transamerica Van Kampen Large Cap Core VP – Service Class

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP – Service Class

AIM VARIABLE INSURANCE FUNDS

Managed by Invesco Aim Advisors, Inc.

AIM V.I. Basic Value Fund – Series II Shares

AIM V.I. Capital Appreciation Fund – Series II Shares

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

Managed by AllianceBernstein L.P.

AllianceBernstein Growth and Income Portfolio – Class B

AllianceBernstein Large Cap Growth Portfolio – Class B

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity – VIP Balanced Portfolio – Service Class 2

Fidelity – VIP Contrafund® Portfolio – Service Class 2

Fidelity – VIP Equity-Income Portfolio – Service Class 2

Fidelity – VIP Growth Portfolio – Service Class 2

Fidelity – VIP Mid Cap Portfolio – Service Class 2

Fidelity – VIP Value Strategies Portfolio – Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Managed by Franklin Advisers, Inc.

Franklin Income Securities Fund – Class 2

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Fund – Class 2

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund – Class 2

JANUS ASPEN SERIES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Growth Portfolio – Service Shares

Janus Aspen – Worldwide Growth Portfolio – Service Shares

MFS® VARIABLE INSURANCE TRUSTSM

Managed by MFS® Investment Management

MFS New Discovery Series – Service Class

MFS Total Return Series – Service Class

NOTES TO VARIABLE INVESTMENT CHOICES

Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs,

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financial objectives, investment goals, time horizons, and risk tolerance.

Transamerica Series Trust — formerly known as AEGON/Transamerica Series Trust.

Transamerica Series Trust – Service Class — As of May 1, 2003, new policyholders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to policyholders that purchased the policy before May 1, 2003.

Transamerica Series Trust — All underlying subaccounts under Transamerica Series Trust have added to and/or revised the subaccount name to include Transamerica at the beginning of the subaccount name and VP at the end of the subaccount name.

Marsico Growth — This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

Transamerica Templeton Global VP — Effective May 1, 2008, formerly known as Templeton Transamerica Global.

Invesco Aim Advisors, Inc. — Effective March 31, 2008, formerly known as AIM Advisors, Inc.

The following subaccounts are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.

JANUS ASPEN SERIES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Value Portfolio – Service Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity – VIP Growth Opportunities Portfolio - Service Class 2

The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

TRANSAMERICA SERIES TRUST

Subadvised by Transamerica Investment Management, LLC

Transamerica Small/Mid Cap Value VP – Initial Class

The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by the Company, and the Company may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios

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periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of the Company’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the

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same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with the Company’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment or transfer to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any investment choice within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•

Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received at our administrative and service office while the New York Stock Exchange is open to get same-day pricing of the transaction.

The number of transfers permitted may be limited and a $10 charge per transfer may apply. We reserve the right to prohibit transfers to the fixed account.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

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Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. (Frequent transfers are considered to be disruptive.) Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

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We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgement and discretion, it is possible that some policy owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers; or

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur even with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

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Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for the portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and

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disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4.	PERFORMANCE

The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures will also reflect the premium enhancement, if any.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadvisor, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and Expense Examples only apply to policies issued after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

You can surrender up to the greater of 10% of your premium payments or any gains in the policy once each year free of surrender charges. This amount is referred to as the free amount and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

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The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
4 – 5	5%
5 – 6	4%
6 – 7	3%
more than 7	0

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 -$10,000)].

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($ 100,000—($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable and, if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.

An optional rider is available which reduces the number of years a surrender charge applies to each premium payment. There is an extra charge for this rider. See “Liquidity Rider”.

Liquidity Rider Surrender Charge Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
more than 4	0%

Life with Emergency Cash® Surrender Charge

If you select the Life with Emergency Cash ® annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date. The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency Cash® annuity payment option.

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Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;

•	this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency Cash® annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

During the accumulation phase:

•	For the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.15%.

•	For the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.35%.

•	For the Double Enhanced Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.80%.

During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

State premium taxes currently range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and

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Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single request.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, during the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a rider fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the rider.

Additional Death Distribution Rider

If you elect the Additional Death Distribution Rider, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Additional Death Distribution+ Rider

If you elect the Additional Death Distribution+ Rider, there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Liquidity Rider

If you elect the Liquidity Rider, there is a rider fee at an annual rate of 0.50% of the daily net asset value for the first four policy years.

Living Benefits Rider

If you elect the Living Benefits Rider, there is an annual rider fee of 0.60% of the “principal back” total withdrawal base on each rider anniversary prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Income Select for Life Rider and Additional Options Fees

If you elect the Income Select for Life Rider, there is an annual rider fee of 0.40% (for single life) or 0.60% (for joint life) of the total withdrawal base

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charged on each rider anniversary prior to annuitization for the base benefit. If you elect options with the Income Select for Life rider, then, before annuitization, you will be charged annually an additional rider fee for each option you elect, which fee is also a percentage of the total withdrawal base on each rider anniversary, and is in addition to the rider fee for the base benefit. The additional fees are as follows:

Options	Single Life Option	Joint Life Option
Growth	0.25%	0.50%
Additional Death Payment	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Retirement Income Choice Rider and Additional Options Fees

If you elect the Retirement Income Choice Rider, there is an annual rider fee of 0.60% (for single life) or 0.90% (for joint life) of the withdrawal base charged on each rider anniversary prior to annuitization for the base benefit. If you elect options with the Retirement Income Choice Rider, then you will be charged a fee, for each option you elect, of the withdrawal base on each rider anniversary prior to annuitization that is in addition to the rider fee for the base benefit. The additional fees are as follows:

Options	Single Life Option	Joint Life Option
Death Benefit	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the Annuity Policy Fee Table section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•

Rule 12b-1 Fees. Our affiliate Transamerica Capital, Inc. (“TCI”) is the principal underwriter for the policies and receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part,

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from the profits the investment advisor or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to the Company and TCI

Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
AIM VARIABLE INSURANCE FUNDS	0.50%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND	0.50%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.35%
JANUS ASPEN SERIES	0.25%
MFS® VARIABLE INSURANCE TRUSTSM	0.45%

NOTES TO INCOMING PAYMENTS TABLE:

Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

Transamerica Series Trust (“TST”): Because TST is managed by our affiliate, Transamerica Asset Management, Inc. (“TAM”), there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other arrangements may be received from TAM. A variety of financial and accounting methods may be used to allocate resources and profits to us. Such payments or arrangements may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the TST underlying fund portfolios. These payments or arrangements may take the form of internal credits, recognition, or cash payments. Additionally, if an TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2007 we received $48,618,671.86 from TAM pursuant to these arrangements. This is in addition to the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

•

Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates):

•

may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees.

•	may provide our affiliates and/or selling

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firms with wholesaling services to assist us in the distribution of the policies

•

may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to cooperate with their promotional efforts. The amounts may be significant and provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2007, TCI received revenue sharing payments ranging from $2,500 to $49,350 (for a total of $381,768.22) from the following Fund managers and/or sub-advisers to participate in TCI’s events: ClearBridge Advisors, LLC, T. Rowe Price Associates Inc., Transamerica Investment Management, LLC, Van Kampen Asset Management, Morgan Stanley Investment Management, Inc., Janus Capital Management, LLC, Jennison Associates LLC, Pacific Investment Management Company LLC, MFS® Investment Management, American Century Investment Management, Inc., AllianceBernstein L.P., Federated Equity Management Company of Pennsylvania, Federated Investment Management Company, Fidelity Management & Research Company, ING Clarion Real Estate Securities, BlackRock Advisors LLC, BlackRock Investment Management, LLC, Invesco AIM , Inc., Columbia Management Advisors, LLC, J.P. Morgan Investment Management, Inc., OppenheimerFunds, Inc., and RidgeWorth Capital Management, Inc. Please note some of the aforementioned managers and/or subadvisors may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the policies, see “Distributor of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts (See “Section 10, Systematic Payout Option” for more details).

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

You may elect to take up to the free amount once each policy year without incurring a surrender charge. Remember that any surrender you take will

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reduce the policy value, and the amount of the death benefit. See “Section 8, Death Benefit”, for more details. A surrender may also reduce other benefits.

Surrenders from qualified policies may be restricted or prohibited.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency Cash® payment option.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive all required information at our administrative and service office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by the Company have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;

•	Nursing Care and Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

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•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us notice with the information we need. New annuity commencement dates less than 30 days after we receive notice of the change require prior approval. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is at least thirty days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

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The annuity payment options are explained below. Some options are fixed only and some can be fixed or variable.

Income for a Specified Period (fixed only). We will make level payments only for a fixed period. No funds will remain at the end of the period.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Life Income. You may choose between:

•	No Period Certain (fixed or variable)-Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)-Payments will be made for the longer of the annuitant’s lifetime or ten years.

•

Guaranteed Return of Policy Proceeds (fixed only)-Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuitized amount.

•

Life with Emergency Cash® (fixed or variable)-Payments will be made during the annuitant’s lifetime. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)-Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•

Life with Emergency Cash® (fixed or variable)-Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor

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before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies.

NOTE CAREFULLY

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to a new payee, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency Cash®; and

•	the annuitant dies (if both joint annuitants die) before age 101;

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping the Company informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain option. Please note, all optional benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our administrative and service office of satisfactory proof of the annuitant’s death, written

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directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”).

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death.

Distribution requirements apply to the policy value upon the death of any owner. These distribution requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	annuity payments are being made under the Life with Emergency Cash®; and

•	the annuitant dies before age 101 (or earlier, if a qualified policy);

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

Succession of Ownership

If an owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you chose when you buy the policy. The “base policy” death benefit will generally be the greatest of:

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•	the policy value on the date we receive the required information at our administrative and service office

•

the cash value on the date we receive the required information at our administrative and service office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge)

•	the guaranteed minimum death benefit (discussed below), plus premium payments (after the date of death), less adjusted partial surrenders, from the date of death to the date the death benefit is paid

(The gross partial surrender is the amount you request to withdraw, plus any surrender charge that may be applicable.)

Please note, the death benefit terminates upon annuitization and there is a mandatory annuitization date.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to policies issued after the date of this prospectus. See “Appendix -Policy Variations” for information about older policies.

On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.

Double Enhanced Death Benefit

The death benefit under this option is the greater of 1 or 2 below:

1.	The 6% Annually Compounding through age 80 Death Benefit, which is equal to:

•	the total premium payments; less

•	any adjusted partial surrenders;

•	accumulated at an effective annual rate of 6% from each premium payment date and each surrender date to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

2.	The Monthly Step-Up through age 80 Death Benefit, which is equal to:

•	the largest policy value on the policy date or on any monthly anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus

•	any premium payments since the date of any monthly anniversary with the largest policy value; minus

•	any adjusted partial surrenders since the date of the monthly anniversary with the largest policy value.

This benefit is not available if the owner or annuitant is age 76 or older on the policy date and requires you to invest only in certain “designated investment choices”. There is an extra charge for this death benefit of 0.65% annually.

Designated Investment Choices. If you elect the Double Enhanced Death Benefit, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

Transamerica Asset Allocation – Conservative VP –Service Class

Transamerica Asset Allocation – Moderate VP –Service Class

Transamerica Asset Allocation – Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Transamerica Balanced VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

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Transamerica PIMCO Total Return VP – Service Class

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Transamerica Value Balanced VP – Service Class

Fidelity – VIP Balanced Portfolio – Service Class 2 Fixed Account

Please note:

•	All policy value must be allocated to one or more designated investment choices.

•	You may transfer amounts among the designated investment choices; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.

The Double Enhanced Death Benefit is not available if a guaranteed lifetime withdrawal benefit is chosen.

Annual Step-Up Death Benefit

On each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus

•	any premium payments since the date of any policy anniversary with the largest policy value; minus

•	any adjusted partial surrenders since the date of the policy anniversary with the largest policy value.

The Annual Step-Up Death Benefit is not available if the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually.

Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

This benefit is not available if the annuitant is 91 or older on the policy date. The Return of Premium Death Benefit will be in effect if you do not choose another death benefit option when you purchase your policy.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Guaranteed Minimum Death Benefit. The application and operation of the Guaranteed Minimum Death Benefit are governed by the terms and conditions of the policy form and riders.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.

9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax

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advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•

Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•

Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.

•

Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate.

Optional death benefit features in some cases may exceed the greater of the premium payments or the policy value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

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If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders-Qualified Policies Generally

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In the case of a withdrawal under a qualified policy, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

We may make available under the policy certain guaranteed lifetime withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. For example, if you elect a guaranteed lifetime withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the guaranteed lifetime withdrawal benefit rider itself.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax advisor before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders-403(b) Policies

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

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•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Please Note: In some instances the signature of the employer may be required.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies. Please note that a defaulted loan may stop the growth on a guaranteed lifetime withdrawal benefit.

Surrenders-Nonqualified Policies

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax advisor.

When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

If your nonqualified policy contains a guaranteed lifetime withdrawal benefit rider, certain rules may apply. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed lifetime withdrawal payments during the settlement phase under nonqualified policies as withdrawals. Consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider or option.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

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Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•

Fixed payments-by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments-by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

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Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

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Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

Guaranteed Lifetime Withdrawal Benefits

We may make available, as options under the policy, certain guaranteed lifetime withdrawal and other optional benefits. If your policy contains a guaranteed lifetime withdrawal benefit rider the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may limit the value of these optional benefits. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider for a qualified policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular withdrawals from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of withdrawals made per year, where: (1) up to 10% of your premium payments (reduced by prior withdrawals in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval.

This amount may be taken free of surrender charges. Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually and will not begin until one withdrawal period from the date we receive your written instructions at our administrative and service office. Each withdrawal must be at least $50. Monthly and quarterly withdrawals must generally be made by electronic funds transfer directly to your checking or savings account.

If you request an additional withdrawal while a Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

Keep in mind that partial withdrawals under the systematic payout option may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax.

There is no charge for this benefit.

Income Benefit Programs

The Family Income Protector and Managed Annuity Programs are no longer available for new sales, but if you have previously elected one of these benefits you can still upgrade. If you upgrade your minimum annuitization value or minimum income base, you will generally receive the Managed Annuity Program II.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

Under the Initial Payment Guarantee rider, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the

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initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the rider. Contact us for the current guaranteed percentage.

In addition, with this guarantee your annuity payments are stabilized, or held level, throughout each year. The payment amount is adjusted once each year to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).

Rider Fee. There is a charge for the Initial Payment Guarantee rider, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee rider fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other Terms and Conditions. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies, may not be available for all policies, and may not be available in all states.

Additional Death Distribution Rider

The optional Additional Death Distribution Rider rider pays an additional amount (based on earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution Rider is only available for issue ages through age 80.

Additional Death Distribution Rider Benefit Amount. The Additional Death Distribution Rider is only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution Rider is equal to:

•	the Additional Death Distribution Rider factor (see below); multiplied by

•	the rider earnings, if any, on the date the death benefit is calculated.

Rider earnings equal:

•	the policy value on the date the death benefit is determined; minus

•	policy value on the rider date; minus

•	premium payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Additional Death Distribution Rider rider if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution Rider rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution Rider is added to your policy.

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The Additional Death Distribution Rider factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution Rider will be considered.

Please see “Appendix — Additional Death Distribution Rider – Additional Information” for an example which illustrates the Additional Death Distribution Rider payable as well as the effect of a partial surrender on the Additional Death Distribution Rider benefit amount.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving a death benefit and Additional Death Distribution Rider, the spouse will receive a one-time policy value increase equal to the Additional Death Distribution Rider. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80.

Rider Fee. A rider fee, 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Additional Death Distribution Rider would not pay any benefit (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

•	the policy is annuitized or surrendered, or

•	the Additional Death Distribution Rider is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution Rider may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax advisor before electing this rider for any qualified plan or IRA.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Additional Death Distribution Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Additional Death Distribution Rider rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Additional Death Distribution+ Rider

The optional Additional Death Distribution+ Rider rider pays an additional death benefit amount when a death benefit is payable during the accumultion phase under your policy, in certain circumstances. The Additional Death Distribution+ Rider is only available for issue ages through age 75.

Additional Death Distribution+ Rider Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which

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the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premiums added after the rider date.

The rider benefit percentage may vary but currently equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.

No benefit is payable under the Additional Death Distribution+ Rider if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see “Appendix — Additional Death Distribution+ Rider – Additional Information” for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ Rider benefit amount.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and Additional Death Distribution+ Rider, the spouse will receive a one-time policy value increase equal to the Additional Death Distribution+ Rider. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75.

Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

•	the policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution+ Rider may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and for any qualified plan or IRAs. Consult a tax adviser before electing this rider.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Additional Death Distribution+ Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Additional Death Distribution+ Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

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Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the policy date;

•	unemployed for at least 60 days in a row at the time of surrender;

•	must have a minimum cash value at the time of surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no charge for this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:

•	you select the “Telephone Transfer/Reallocation Authorization” box in the policy application or enrollment information; or

•	you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

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We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional — You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•

Special — You may elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment choice into a Special Dollar Cost Averaging program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we have received all necessary information and the minimum required amount. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market investment choice; and

•	any amount in a variable source will remain in that variable investment choice; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

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•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies, may not be available for all policies, and may not be available in all states. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

There is no charge for this benefit.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. Please note we may credit interest in the fixed account at a lower rate if you select this rider. The rider fee is only charged for the first four policy years.

Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested in once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination. The rider is irrevocable.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Liquidity Rider may vary for certain policies,may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Liquidity Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

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Living Benefits Rider

You may elect to purchase the optional Living Benefits Rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 80. The maximum issue age may be lower if required by state law.

You should view the Living Benefits Rider as a way to permit you to invest in variable investment choices while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.

Please note:

•	If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option.

•	Certain protections under the rider are available only if you hold the rider for ten years.

•

If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment choices under the policy (including guaranteed period options in the fixed account) and the variable investment choices you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See “Portfolio Allocation Method” below.

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.

•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.

•

Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. We intend to include among the specified investment choices fixed account options to which excess interest adjustments do not apply. (See “Portfolio Allocation Method,” below.)

Guaranteed Minimum Accumulation Benefit

If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment choices you select.

Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:

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•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date, the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial

Withdrawals. If you take a partial withdrawal, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any surrender charge or excess interest adjustment that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the “Appendix — Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 – $90,000) to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.

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Guaranteed Minimum Withdrawal Benefit

If you elect the Living Benefits Rider, we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment choices you select.

Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:

•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.

•	“for life,” for withdrawals of up to 5% of your total withdrawal base.

When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees—on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See “Adjusted Partial Withdrawals” below.)

Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix—Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.

•

The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See “Maximum Annual Withdrawal Benefit,” “Total Withdrawal Base,” and “Minimum Remaining Withdrawal Amount,” below.)

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to any surrender charge or excess interest adjustment; and

•	may be subject to income taxes and federal tax penalties (See “Section 9. Taxes”).

Maximum Annual Withdrawal Amount. Under this benefit:

•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero;

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your

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full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•

or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see “Adjusted Partial Withdrawals,” below). All withdrawals before the annuitant’s 59th birthday are excess withdrawals for purposes of the “for life” guarantee, and a penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	Withdrawals under the 5% “for life” guarantee cannot begin until after the annuitant’s 59th birthday.

•	Any withdrawal before the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•

If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% excise tax. You should consult a tax advisor before purchasing this rider with a qualified policy.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

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Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis, but will not reduce the total withdrawal base for the “principal back” and “for life” guarantees. Gross partial withdrawals in excess of the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the total withdrawal base and minimum remaining withdrawal amount for the “principal back” and “for life” guarantees by a pro rata amount (possibly to zero). See “Appendix—Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis.

Rider Fee. A rider fee, 0.60% of the “principal back” total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 0.60% of your policy value if that total withdrawal base is higher than your policy value.

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Portfolio Allocation Method

If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities — Service Class subaccount (which invests in the Transamerica U.S. Government Securities —Service Class portfolio of the Transamerica Series Fund, Inc.) or certain guaranteed period options of the fixed account (each a “PAM investment choice” and collectively, the “PAM investment choices”) and the variable investment choices you choose. You should read the underlying fund prospectus for the variable PAM investment choice(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment choices proportionally from all your variable investment choices. Currently, PAM transfers are being made to the PAM Transamerica U.S. Government Securities — Service Class subaccount.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment choices to the PAM investment choices, less of your policy value may be available to participate in any future positive investment performance of your variable investment choices. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment choices.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment choices. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment choice are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment choices will be allocated into your variable investment choices in proportion to the amount of policy value in each variable investment choice.

Generally, transfers to the PAM investment choices first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment choices when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment choices will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment choice(s) we deem appropriate. The policy value allocated to the PAM investment choices will remain there unless the performance of your chosen investment choices recovers sufficiently to enable us to transfer amounts back to your investment choices while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

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Upgrades

Prior to the annuitant’s 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by sending us written notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.

Annuitization

If you have reached your maximum annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.

Other Terms and Conditions

You cannot elect this rider if you have elected certain other optional benefits. Please contact us or your registered representative for more information.

Termination

The Living Benefits Rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);

•

annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Living Benefits Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Living Benefits Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Income Select for Life Rider

You may elect to purchase the optional Income Select for Life Rider which provides you with a guaranteed lifetime withdrawal benefit if you invest only in certain designated investment choices. This rider is available during the accumulation phase.

The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Income Select for Life Rider for a qualified policy.

Income Select for Life – Base Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the designated investment choices you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to the maximum annual withdrawal amount each calendar year, starting with the calendar year immediately following the annuitant’s 59th birthday and lasting until the annuitant’s (or the annuitant’s younger spouse if the joint life option is elected) death (unless

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your total withdrawal base is reduced to zero because of “excess withdrawals”; see Total Withdrawal Base Adjustments, and Additional Death Payment Option—Minimum Remaining Withdrawal Amount, below). All withdrawals before the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) is age 59 are excess withdrawals: a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 56 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after ten years your policy value has declined to $90,000 solely because of negative investment performance. You could still withdraw up to $5,000, which is the applicable income benefit percentage 5.0% multiplied by the total withdrawal base of $100,000, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 66, and that you do not withdraw more than the maximum annual withdrawal amount in any one year.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $7,000 when you are 66 years old. That excess withdrawal decreases your future maximum annual withdrawal amount to $4,882.35.

See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders—Income Select for Life Rider” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•	If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option.

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each calendar year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds (see “Designated Investment Choices” below). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

•	Any withdrawal in excess of the maximum annual withdrawal amount is an excess withdrawal.

•	An excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount on an equal to or greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your minimum remaining withdrawal amount.

•	Upon the death of the annuitant, the Income Select for Life Rider terminates and there are no more additional guaranteed withdrawals.

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Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charge or excess interest adjustment

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year (after age 59) without causing an excess withdrawal. See “Total Withdrawal Base Adjustments” and “Minimum Remaining Withdrawal Amount Adjustments” below.

The maximum annual withdrawal amount is zero if the annuitant or younger of annuitant and annuitant’s spouse if joint life option is elected) is not 59 years old on the date that the rider is elected (the “rider date”) and remains zero until the first day of the calendar year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year the rider is elected is equal to the income benefit percentage of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each subsequent calendar year is equal to the income benefit percentage (see below) of the total withdrawal base.

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals guaranteed by this rider after your policy value reaches zero, you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•

If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a calendar year for withdrawal in a future calendar year. This means that if you do not take the maximum annual withdrawal amount during a calendar year, you cannot take

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more than the maximum annual withdrawal amount in the next calendar year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

Income Benefit Percentage. We use the income benefit percentage to calculate the maximum annual withdrawal amount. The income benefit percentage is determined by the annuitant’s age at the time of the first withdrawal taken on or after the January 1st immediately following the annuitant’s 59th birthday (or if the joint life option is elected, the 59th birthday of the younger of the annuitant or the annuitant’s spouse). The income benefit percentage is as follows:

Age at time of first withdrawal	Income Benefit Percentage
59-64	4.5%
65-69	5.0%
70-74	5.5%
75-79	6.0%
80-84	6.5%
85-89	7.0%
90-94	7.5%
≥95	8.0%

Please note that once established at the time of the first withdrawal on or after the January 1st immediately following the 59th birthday of the annuitant (or if the joint life option is elected, of the younger of the annuitant or the annuitant’s spouse), the income benefit percentage will not increase even though the annuitant’s age increases.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent total withdrawal base adjustments (described below).

Please note:

•

We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the total withdrawal base is generally equal to the policy value on the rider date, the maximum annual withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

Total Withdrawal Base Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount (“excess withdrawals”) will reduce the total withdrawal base by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the policy value) possibly to zero. See “Appendix -Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders—Income Select for Life Rider” for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the total withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Designated Investment Choices. If you elect the Income Select for Life Rider, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

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Transamerica Balanced VP – Service Class

Transamerica Money Market VP – Service Class

Fixed Account

Please note:

•

If you elect this rider, you may transfer amounts among the designated choices; however, you cannot transfer any amount to any other subaccount. After the first anniversary of the rider date (the “rider anniversary”), you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day, you may transfer to a non-designated choice.

•

We can eliminate a designated investment choice at any time. If a designated investment choice is eliminated, then a policy owner will be given the option to reallocate the value in the eliminated designated investment choice to other designated investment choices.

Upgrades. You can upgrade the total withdrawal base to the policy value after the first rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following each rider anniversary) as long as you are younger than the maximum rider issue age. At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage) and growth rate, if any. The new rider date will be the date the Company receives all necessary information.

Income Select for Life - Additional Options

You may elect the following options with the Income Select for Life Rider (the options are not mutually exclusive):

•	Growth

•	Additional Death Payment

•	Joint Life

•	Income Enhancement Benefit

There is an additional fee for each option. You can elect any combination of options.

1. Growth Option. If you elect the Income Select for Life Rider, you can also elect an accumulating total withdrawal base during the growth period.

Growth Period. The growth period begins on the rider date and ends at the earlier of the first withdrawal or the tenth rider anniversary.

Total Withdrawal Base. The total withdrawal base during the growth period is equal to:

•	the total withdrawal base on the rider date; plus

•	premiums added during the growth period;

•	accumulated at an annual effective rate of 5% (the accumulation stops at the end of the growth period).

The total withdrawal base after the growth period is equal to:

•	the total withdrawal base at the end of the growth period; plus

•	any premiums added after the growth period; less

•	any adjustments for withdrawals (as described under “Total Withdrawal Base Adjustments” above) including the withdrawal, if any, which ended the growth period.

Please note:

•	Taking a withdrawal stops the growth. Therefore, please consider your need to make withdrawals when deciding whether to add the growth option.

•	The minimum remaining withdrawal amount does not accumulate.

•	This option does not provide for or guarantee any growth in the policy value.

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2. Additional Death Payment Option. If you elect the Income Select for Life Rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the death of the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the minimum remaining withdrawal amount over the base policy death benefit.

Please note: The greater the death benefit payable under any guaranteed minimum death benefit option you have also elected, the more likely it is that an additional death benefit will not be payable under this rider option.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Minimum Remaining Withdrawal Amount Adjustments” below).

Minimum Remaining Withdrawal Amount Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value) possibly to zero. See “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders -Income Select for Life Rider” for examples showing the effect of hypothetical withdrawals in more detail, including any excess withdrawal that results in pro rata adjustments.

Please note:

•

The greater the difference between the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•	Excess withdrawals may eliminate the additional death benefit available with the Income Select for Life Rider.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive lifetime income payments equal to the maximum annual withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

•	No additional death benefit is payable if the base policy death benefit (including any guaranteed minimum death benefit, if applicable) exceeds the minimum remaining withdrawal amount.

3. Joint Life Option. If you elect the Income Select for Life Rider, you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death. This allows the maximum annual withdrawal amount to be withdrawn until the death of the later of the annuitant or annuitant’s spouse (if the annuitant’s spouse continues the policy).

Please note:

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

If at the time of the annuitant’s death the spouse cannot continue to keep the policy in force under the tax code (e.g. due to a change in marital status), then the rider will terminate and no additional withdrawals under the rider are permitted.

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•	The annuitant’s spouse for purposes of this rider cannot be changed.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

4. Income Enhancement Option. If you elect the Income Select for Life Rider, you can also elect to have your income benefit percentage double if either the annuitant or the annuitant’s spouse (if the joint life option is elected) is confined, due to a medical necessity, in a hospital or nursing facility and has been so confined for the elimination period (180 days within the last 365 days). Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”). The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income Enhancement Option if you are already confined in a hospital or nursing facility.

•	During the first year of qualification, the additional benefit provided by this option will be prorated based on the number of days remaining until January 1st of the next calendar year.

•	The increase to the income benefit percentage stops when the qualifying person or persons is/are no longer confined as described above.

•	The additional benefit provided by this option applies to both physical and cognitive ailments, like Alzheimer’s.

We will require confirmation of confinement while benefits are being received. Confirmation of confinement may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us. If confinement ceases, you may re-qualify by satisfying the 180-days (out of last 365 days) elimination period requirement.

Income Select for Life Rider and Additional Option Fees. A rider fee, 0.40% (for single life) or 0.60% (for joint life) of the total withdrawal base on each rider anniversary is charged annually prior to annuitization for the base benefit. If you elect options with the Income Select for Life Rider, then, before annuitization, you will be charged annually an additional rider fee for each option you elect, which fee is also a percentage of the total withdrawal base on each rider anniversary, and is in addition to the rider fee for the base benefit. The additional fees are as follows:

Option	Single Life Option	Joint Life Option
Growth	0.25%	0.50%
Additional Death Payment	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Please note. Because the rider fee is a percentage of your total withdrawal base on each rider anniversary, the fee can be substantially more than 0.40% (single life) or 0.60% (joint life) of your policy value if that total withdrawal base is higher than your policy value.

Income Select for Life Rider Issue Requirements

The Company will not issue the Income Select for Life Rider unless:

•	the annuitant is not yet age 81 (the limit may be lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

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•	if the joint life option is elected, the annuitant’s spouse is (1)a joint owner along with the annuitant or (2)the sole primary beneficiary (and there is no joint owner).

Termination

The Income Select for Life Rider and any additional options will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Income Select for Life Rider (you may not terminate the rider before the first rider anniversary);

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

If you have reached your mandatory annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your maximum annual withdrawal amount.

The Income Select for Life Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Income Select for Life Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Retirement Income Choice Rider

You may elect to purchase the optional Retirement Income Choice rider which provides you with a guaranteed lifetime withdrawal benefit if you invest only in certain designated investment choices. This rider is available during the accumulation phase. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income Choice rider for a qualified policy.

Retirement Income Choice – Base Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the designated investment choices you select. Under this benefit, you can withdraw up to the rider withdrawal amount each rider year, starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of “excess withdrawals”; see Withdrawal Base Adjustments, and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and on each anniversary thereafter. All withdrawals before the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 56 years old. Further assume that you do not make any additional withdrawals or premium payments, no automatic step-ups occurred, but that after ten years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 10 years the withdrawal base is equal to $162,889. You could withdraw up to $8,144 which is the applicable

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withdrawal percentage of 5.0% multiplied by the withdrawal base of $162,889, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 66, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 66 years old. That excess withdrawal decreases your future rider withdrawal amount to $7,960.

See the “Appendix — Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders -Retirement Income Choice” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•	If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option.

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each calendar year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds (see “Designated Investment Choices” below). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the rider withdrawal amount, withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant, the Retirement Income Choice rider terminates and there are no more additional guaranteed withdrawals.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount (after age 59) in any rider year without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments”, below. The rider withdrawal

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amount may be referred to as “minimum remaining withdrawal amount” in your policy statement and other documents.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the date that the rider is elected (“rider date”), then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years). Only amounts calculated as set forth above can be used as the rider withdrawal amount.

Once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive withdrawals guaranteed by this rider after your policy value reaches zero, you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds (See “Designated Investment Choices” below).

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage
0-58	0.0%
59-69	5.0%
70-79	6.0%
≥80	7.0%

Please note, once established, the withdrawal percentage will not increase even though the annuitant’s age increases.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added

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in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments. The withdrawal base may be referred to as “total withdrawal base” in your policy statement and other documents.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary increased by the growth credit (see “Growth” below);

•	The policy value on any monthiversary, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit, you should consider your need or possible need to take withdrawals within 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversary during the preceding rider year if no excess withdrawal occurred or (2) the policy value on the rider anniversary, if the withdrawal base after any annual growth credit is applied, is less than that amount.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up.

Automatic Step-Up Opt Out. Each time an automatic step-up will result in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after a rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in a form satisfactory to us, at our administrative and service office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the policy value), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders—Retirement Income Choice” for examples showing the effect of hypothetical withdrawals in more detail including an

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excess withdrawal that reduces the withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Designated Investment Choices. If you elect this rider, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

Transamerica Asset Allocation – Conservative VP – Service Class

Transamerica Asset Allocation – Moderate VP – Service Class

Transamerica Asset Allocation – Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Transamerica Balanced VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Transamerica Value Balanced VP – Service Class

Fidelity – VIP Balanced Portfolio – Service Class 2

Transamerica PIMCO Total Return VP – Service Class Fixed Account

If you elect this rider, you may transfer amounts among the designated investment choices (subject to the terms and conditions stated in the prospectus); however, you cannot transfer any amount (or allocate premium payments) to any other subaccount. After the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day, you may transfer to a non-designated investment choice. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including any guaranteed minimum death benefit) exceeds the rider death benefit. The greater the difference between the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•	The earliest you can transfer to a non-designated investment choice is the first business day after the fifth rider anniversary. You will be required to terminate the rider first.

•

We can eliminate a designated investment choice at any time. If a designated investment choice is eliminated, then a policy owner will be given the option to reallocate the value in the eliminated designated investment choice to other designated investment choices.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage and growth rate (which may be higher or lower than your current rider fee percentage and growth rate). The new rider date will be the date the Company receives all necessary information. You cannot elect a manual upgrade if the annuitant is 86 or older.

Retirement Income Choice – Additional Options

You may elect the following options with the Retirement Income Choice rider (the options are not mutually exclusive):

•	Death Benefit;

•	Joint Life; and

•	Income Enhancement.

There is an additional fee for each option.

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1. Additional Death Payment Option. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option. See “Section 8. Death Benefit.” The additional amount can be zero.

Rider Death Benefit. The rider death benefit on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value) possibly to zero. See “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders—Retirement Income Choice” for examples showing the effect of hypothetical withdrawals in more detail, including any excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the difference between the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with the Retirement Income Choice rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive lifetime income payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Option. If you elect this rider, you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death. This allows the rider withdrawal amount to be withdrawn until the death of the annuitant or the annuitant’s spouse (only if the annuitant’s spouse continues the policy), whichever is later.

Please note:

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

72

•

If at the time of the annuitant’s death the spouse cannot continue to keep the policy in force under the tax code (e.g. due to a change in marital status), then the rider will terminate and no additional withdrawals under the rider are permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

3. Income Enhancement Option. If you elect this rider, you can also elect to have your withdrawal percentage double if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity, in a hospital or nursing facility and has been so confined for the elimination period (180 days within the last 365 days). Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”). The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income Enhancement Option if the qualifying person or persons is/are already confined in a hospital or nursing facility.

•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.

We will require confirmation of confinement while benefits are being received. Confirmation of confinement may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us. If confinement ceases, you may re-qualify by satisfying a 180-day elimination period requirement.

Retirement Income Choice Rider and Additional Option Fees. A rider fee, 0.60% for single life or 0.90% for joint life of the withdrawal base on each rider anniversary, is charged annually prior to annuitization for the base benefit.

If you elect options with the Retirement Income Choice rider, you will be charged a fee for each option you elect, that is in addition to the rider fee for the base benefit. Each additional fee is charged annually prior to annuitization and is a percentage of the withdrawal base on each rider anniversary. The additional fees are as follows:

Option	Single Life	Joint Life
Death Benefit	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider. The rider fees are deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Please Note: Because the rider fee is a percentage of your withdrawal base on each rider anniversary, the fee can be substantially more than 0.60% (single life) or 0.90% (joint life) of your policy value if that withdrawal base is higher than your policy value.

Retirement Income Choice Rider Issue Requirements

The Company will not issue the Retirement Income Choice rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

73

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income Choice rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the Retirement Income Choice rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a mandatory annuitization date at which time your policy will be annuitized according to its terms. However, if you have reached your mandatory annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your rider withdrawal amount.

The Retirement Income Choice rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income Choice rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

11.	OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing at our administrative and service office. An ownership change may be a taxable event.

Right to Cancel Period

You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. Please note, we will not credit interest on amounts allocated to the fixed account if you return your policy for a refund during the right to cancel period. If state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive (at our administrative and service office) written notice of cancellation and the returned policy within the applicable period. The policy will then be deemed void. If state law requires, we will refund your original premium payment(s).

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment at our administrative and service office. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

74

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any insurance company separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of the Company, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including the Company, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there will be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance,

75

long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: 240-744-3030.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. The Company, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, on the ability of Transamerica Capital, Inc., to perform under its principal underwriting agreement, or on the ability of the Company to meet its obligations under the policy.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, the U.S. Virgin Islands, and all states except New York.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company.

The Separate Account

The Company established a separate account, called Separate Account VA B, under the laws of the State of Iowa on January 19, 1990. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company’s other income, gains or losses.

The assets of the separate account are held in the Company’s name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.

76

Distributor of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.) TCI markets the policies through the banks and serves as the wholesaler to national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through banks and broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms that have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 7.5% of premiums (additional amounts may be paid as overrides to wholesalers).

To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The registered representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation Paid to Affiliated Firms.

We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guaranties.

77

Additional Compensation That We and Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2007, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $12,500 to $500,000, and payments of between 0.10% and 0.25% on new sales. TCI also paid selling firms special fees based on new sales and/or assets under management.

During 2007, we and/or TCI had such “preferred product” arrangements with the following selling firms:

Centaurus Financial

Citizens Bank

Compass Bancshares

Huntington Investments

LPL Financial

M & T Bank

Merrill Lynch

Raymond James Financial Group

Raymond James and Associates

Smith Barney/Citigroup

Stifel Nicholas

Suntrust

UBS Paineweber Financial Services

US Bancorp

Wachovia Securities/Wachovia Bank

During 2007, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2007
Wachovia Bank/ Wachovia Securities	$1,201,395
Merrill Lynch	$819,400
Smith Barney/Citigroup	$776,202
LPL Financial	$690,374
UBS Financial	$559,021
Raymond James Financial Services	$396,697
Raymond James and Associates	$140,344
M & T Bank	$138,354
Huntington Bank	$97,938
Suntrust Bank	$95,000

No specific charge is assessed directly to policy owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such payments into account when

78

considering and evaluating any recommendation relating to the policies.

79

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Policy - General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Historical Performance Data
Published Ratings
State Regulation of Transamerica Life Insurance Company
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Registered Public Accounting Firm
Independent Registered Public Accounting Firm for Merrill Lynch
Other Information
Financial Statements
Financial Statements for Merrill Lynch
Appendix A - Condensed Financial Information

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CONDENSED FINANCIAL INFORMATION

The total separate account annual expenses of 1.45%, 1.95% and 2.45% were not offered as of December 31, 2007, therefore condensed financial data is not available that reflects those total separate account annual expenses.

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2007. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:

calling:	(800) 525-6205

writing	Transamerica Life Insurance Company
4333 Edgewood Road NE Cedar Rapids, IA 52499-0001

Subaccount	Year	2.30%
		Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service	2007	$1.612659	$1.555195	0.000
Class(1)	2006	$1.381110	$1.612659	0.000
Subaccount Inception Date May 1, 2001	2005	$1.360651	$1.381110	0.000
	2004	$1.225218	$1.360651	0.000
	2003	$1.000000	$1.225218	0.000
Transamerica Asset Allocation – Conservative VP – Service Class(1)	2007	$1.348817	$1.399371	54,767.135
Subaccount Inception Date May 1, 2002	2006	$1.264181	$1.348817	42,805.274
	2005	$1.231489	$1.264181	58,433.624
	2004	$1.151154	$1.231489	54,787.384
	2003	$1.000000	$1.151154	0.000
Transamerica Asset Allocation – Growth VP – Service Class(1)	2007	$1.703320	$1.790255	48,910.655
Subaccount Inception Date May 1, 2002	2006	$1.511459	$1.703320	76,008.666
	2005	$1.381416	$1.511459	65,503.621
	2004	$1.240772	$1.381416	18,776.582
	2003	$1.000000	$1.240772	18,868.706
Transamerica Asset Allocation – Moderate VP – Service Class(1)	2007	$1.450650	$1.527528	247,800.193
Subaccount Inception Date May 1, 2002	2006	$1.334304	$1.450650	196,847.553
	2005	$1.274074	$1.334304	159,711.965
	2004	$1.172951	$1.274074	33,359.296
	2003	$1.000000	$1.172951	0.000
Transamerica Asset Allocation – Moderate Growth VP – Service Class(1)	2007	$1.579837	$1.660836	681,339.206
Subaccount Inception Date May 1, 2002	2006	$1.423364	$1.579837	765,141.076
	2005	$1.327175	$1.423364	581,445.977
	2004	$1.199864	$1.327175	280,489.005
	2003	$1.000000	$1.199864	57,230.679
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.025414	$1.087356	13,217.314
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.025414	0.000

81

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	2.30%
		Beginning AUV	Ending AUV	# Units
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.863272	$1.900351	38,209.219
Subaccount Inception Date May 1, 2000	2006	$1.634379	$1.863272	0.000
	2005	$1.444602	$1.634379	0.000
	2004	$1.252476	$1.444602	0.000
	2003	$1.000000	$1.252476	0.000
Transamerica Capital Guardian Global VP – Service Class(1)	2007	$1.687280	$1.749798	0.000
Subaccount Inception Date February 2, 1998	2006	$1.514051	$1.687280	0.000
	2005	$1.409258	$1.514051	0.000
	2004	$1.303565	$1.409258	0.000
	2003	$1.000000	$1.303565	0.000
Transamerica Capital Guardian U.S. Equity VP – Service Class(1)	2007	$1.481423	$1.442279	0.000
Subaccount Inception Date July 1, 1998	2006	$1.379317	$1.481423	21,043.451
	2005	$1.330267	$1.379317	21,096.194
	2004	$1.242941	$1.330267	21,149.069
	2003	$1.000000	$1.242941	21,202.073
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.733414	$1.583420	0.000
Subaccount Inception Date May 27, 1993	2006	$1.525905	$1.733414	20,421.560
	2005	$1.451947	$1.525905	20,472.740
	2004	$1.276291	$1.451947	20,524.049
	2003	$1.000000	$1.276291	20,575.488
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$2.507320	$2.281359	18,378.478
Subaccount Inception Date May 1, 2002	2006	$1.807285	$2.507320	13,571.987
	2005	$1.633413	$1.807285	15,442.050
	2004	$1.261219	$1.633413	18,006.254
	2003	$1.000000	$1.261219	18,584.528
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.484265	$1.513129	0.000
Subaccount Inception Date May 1, 1997	2006	$1.320678	$1.484265	0.000
	2005	$1.309105	$1.320678	0.000
	2004	$1.209751	$1.309105	0.000
	2003	$1.000000	$1.209751	0.000
Transamerica Jennison Growth VP – Service Class(1)	2007	$1.404338	$1.527393	0.000
Subaccount Inception Date November 18, 1996	2006	$1.413934	$1.404338	0.000
	2005	$1.274091	$1.413934	0.000
	2004	$1.197292	$1.274091	0.000
	2003	$1.000000	$1.197292	0.000
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.585424	$1.561428	0.000
Subaccount Inception Date May 1, 2000	2006	$1.370990	$1.585424	15,073.118
	2005	$1.351017	$1.370990	16,326.326
	2004	$1.269268	$1.351017	18,590.358
	2003	$1.000000	$1.269268	18,570.442
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.240057	$1.232969	0.000
Subaccount Inception Date June 2, 1998	2006	$1.146748	$1.240057	20,129.067
	2005	$1.155681	$1.146748	20,160.794
	2004	$1.079727	$1.155681	20,193.351
	2003	$1.000000	$1.079727	19,145.805
Transamerica MFS International Equity VP – Service Class(1)	2007	$1.841701	$1.959722	0.000
Subaccount Inception Date May 1, 2001	2006	$1.532659	$1.841701	952.343
	2005	$1.394598	$1.532659	954.688
	2004	$1.249023	$1.394598	957.186
	2003	$1.000000	$1.249023	959.858

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CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	2.30%
		Beginning AUV	Ending AUV	# Units
Transamerica Marsico Growth VP – Service Class(1)(2)	2007	$1.410743	$1.656477	0.000
Subaccount Inception Date May 1, 2000	2006	$1.372359	$1.410743	0.000
	2005	$1.297321	$1.372359	0.000
	2004	$1.184729	$1.297321	0.000
	2003	$1.000000	$1.184729	0.000
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.037254	$1.103076	0.000
Subaccount Inception Date May 1, 2002	2006	$1.021247	$1.037254	2,655.706
	2005	$1.023862	$1.021247	2,664.291
	2004	$1.005095	$1.023862	2,673.065
	2003	$1.000000	$1.005095	2,349.053
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.596202	$1.607834	1,766.708
Subaccount Inception Date January 3, 1995	2006	$1.375508	$1.596202	1,686.144
	2005	$1.355459	$1.375508	1,733.394
	2004	$1.210437	$1.355459	1,653.723
	2003	$1.000000	$1.210437	0.000
Transamerica T. Rowe Price Growth Stock VP – Service Class(1)	2007	$1.478655	$1.584040	0.000
Subaccount Inception Date January 3, 1995	2006	$1.336935	$1.478655	0.000
	2005	$1.291449	$1.336935	0.000
	2004	$1.205923	$1.291449	0.000
	2003	$1.000000	$1.205923	0.000
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.555483	$1.661318	0.000
Subaccount Inception Date May 1, 2000	2006	$1.539750	$1.555483	14,199.970
	2005	$1.426709	$1.539750	15,173.027
	2004	$1.325528	$1.426709	17,544.052
	2003	$1.000000	$1.325528	17,333.155
Transamerica Templeton Global VP – Service Class(3)	2007	$1.308891	$1.470956	0.000
Subaccount Inception Date October 9, 2000	2006	$1.130371	$1.308891	0.000
	2005	$1.078330	$1.130371	0.000
	2004	$1.200018	$1.078330	0.000
	2003	$1.000000	$1.200018	0.000
Transamerica Balanced VP – Service Class(1)	2007	$1.326386	$1.469806	0.000
Subaccount Inception Date May 1, 2002	2006	$1.247750	$1.326386	1,063.053
	2005	$1.184125	$1.247750	1,065.668
	2004	$1.092598	$1.184125	1,068.458
	2003	$1.000000	$1.092598	1,071.447
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.388395	$1.605198	6,199.485
Subaccount Inception Date May 1, 2002	2006	$1.283534	$1.388395	0.000
	2005	$1.268063	$1.283534	0.000
	2004	$1.148118	$1.268063	0.000
	2003	$1.000000	$1.148118	0.000
Transamerica Equity VP – Service Class(1)	2007	$1.639549	$1.859593	1,658.253
Subaccount Inception Date May 1, 2000	2006	$1.547439	$1.639549	44,479.753
	2005	$1.361322	$1.547439	44,149.352
	2004	$1.204564	$1.361322	46,839.721
	2003	$1.000000	$1.204564	0.000
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.647839	$1.976802	0.000
Subaccount Inception Date May 1, 2001	2006	$1.606943	$1.647839	0.000
	2005	$1.417914	$1.606943	0.000
	2004	$1.245074	$1.417914	0.000
	2003	$1.000000	$1.245074	0.000

83

CONDENSED FINANCIAL INFORMATION— (Continued)

Subaccount	Year	2.30%
		Beginning AUV	Ending AUV	# Units
Transamerica Money Market VP – Service Class(1)	2007	$0.997075	$1.020986	138,242.297
Subaccount Inception Date April 8, 1991	2006	$0.976290	$0.997075	0.000
	2005	$0.973119	$0.976290	0.000
	2004	$0.988117	$0.973119	0.000
	2003	$1.000000	$0.988117	0.000
Transamerica Science & Technology VP – Service Class(1)	2007	$1.339587	$1.734857	1,866.984
Subaccount Inception Date May 1, 2001	2006	$1.359961	$1.339587	2,843.511
	2005	$1.365772	$1.359961	2,716.447
	2004	$1.299095	$1.365772	2,547.967
	2003	$1.000000	$1.299095	892.5815
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.001021	$1.034970	0.000
Subaccount Inception Date May 9, 1994	2006	$0.993588	$1.001021	0.000
	2005	$0.996629	$0.993588	0.000
	2004	$0.990855	$0.996629	0.000
	2003	$1.000000	$0.990855	0.000
Transamerica Van Kampen Active International Allocation VP – Service	2007	$1.976560	$2.226969	0.000
Class(1)	2006	$1.641334	$1.976560	0.000
Subaccount Inception Date April 8, 1991	2005	$1.477827	$1.641334	0.000
	2004	$1.306577	$1.477827	0.000
	2003	$1.000000	$1.306577	0.000
Transamerica Van Kampen Large Cap Core VP – Service Class(1)	2007	$1.445169	$1.538823	0.000
Subaccount Inception Date April 8, 1991	2006	$1.343168	$1.445169	0.000
	2005	$1.259117	$1.343168	0.000
	2004	$1.144742	$1.259117	0.000
	2003	$1.000000	$1.144742	0.000
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.390044	$1.660767	0.000
Subaccount Inception Date May 1, 2001	2006	$1.297496	$1.390044	1,171.893
	2005	$1.236820	$1.297496	1,175.679
	2004	$1.183500	$1.236820	1,179.551
	2003	$1.000000	$1.183500	1,041.942
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.582701	$1.568020	0.000
Subaccount Inception Date May 1, 2002	2006	$1.433493	$1.582701	16,755.790
	2005	$1.390873	$1.433493	16,797.716
	2004	$1.283810	$1.390873	16,839.966
	2003	$1.000000	$1.283810	1,403.335
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.394062	$1.522413	0.000
Subaccount Inception Date May 1, 2002	2006	$1.344584	$1.394062	0.000
	2005	$1.266759	$1.344584	0.000
	2004	$1.218793	$1.266759	0.000
	2003	$1.000000	$1.218793	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.555119	$1.593839	0.000
Subaccount Inception Date May 1, 2001	2006	$1.359832	$1.555119	0.000
	2005	$1.329897	$1.359832	0.000
	2004	$1.223289	$1.329897	0.000
	2003	$1.000000	$1.223289	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$1.320728	$1.466605	0.000
Subaccount Inception Date May 1, 2001	2006	$1.359749	$1.320728	2,027.799
	2005	$1.211153	$1.359749	2,032.786
	2004	$1.143646	$1.211153	2,038.097
	2003	$1.000000	$1.143646	2,043.794

84

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	2.30%
		Beginning AUV	Ending AUV	# Units
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2007	$1.723765	$1.976331	48,555.443
Subaccount Inception Date May 1, 2000	2006	$1.582402	$1.723765	1,550.282
	2005	$1.387678	$1.582402	1,581.095
	2004	$1.232790	$1.387678	1,644.291
	2003	$1.000000	$1.232790	0.000
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.646378	$1.629640	0.000
Subaccount Inception Date May 1, 2000	2006	$1.404275	$1.646378	1,938.261
	2005	$1.360683	$1.404275	1,943.026
	2004	$1.251476	$1.360683	1,948.102
	2003	$1.000000	$1.251476	1,953.545
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$1.341444	$1.660687	0.000
Subaccount Inception Date May 1, 2001	2006	$1.287588	$1.341444	0.000
	2005	$1.248415	$1.287588	0.000
	2004	$1.238538	$1.248415	0.000
	2003	$1.000000	$1.238538	0.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$2.140177	$2.412649	33,015.401
Subaccount Inception Date May 1, 2000	2006	$1.947702	$2.140177	12,207.063
	2005	$1.688213	$1.947702	12,276.741
	2004	$1.385512	$1.688213	12,488.789
	2003	$1.000000	$1.385512	0.000
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.857970	$1.914774	1,943.353
Subaccount Inception Date May 1, 2002	2006	$1.638305	$1.857970	12,060.307
	2005	$1.636169	$1.638305	12,149.443
	2004	$1.470410	$1.636169	12,133.003
	2003	$1.000000	$1.470410	0.000
Franklin Income Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.964667	0.000
Mutual Shares Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.958762	0.000
Templeton Foreign Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.062783	0.000
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$1.785215	$2.124234	0.000
Subaccount Inception Date October 9, 2000	2006	$1.611720	$1.785215	0.000
	2005	$1.471678	$1.611720	0.000
	2004	$1.249731	$1.471678	0.000
	2003	$1.000000	$1.249731	0.000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.499500	$1.602829	0.000
Subaccount Inception Date October 9, 2000	2006	$1.300600	$1.499500	8,193.214
	2005	$1.260252	$1.300600	8,213.752
	2004	$1.233478	$1.260252	8,234.339
	2003	$1.000000	$1.233478	0.000
MFS New Discovery Series – Service Class	2007	$1.490522	$1.489611	0.000
Subaccount Inception Date May 1, 2002	2006	$1.350138	$1.490522	4,459.166
	2005	$1.314944	$1.350138	4,470.322
	2004	$1.266619	$1.314944	4,481.568
	2003	$1.000000	$1.266619	443.831

85

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	2.30%
		Beginning AUV	Ending AUV	# Units
MFS Total Return Series – Service Class	2007	$1.328377	$1.349448	0.000
Subaccount Inception Date May 1, 2002	2006	$1.217344	$1.328377	0.000
	2005	$1.213736	$1.217344	0.000
	2004	$1.118395	$1.213736	0.000
	2003	$1.000000	$1.118395	0.000

86

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service	2007	$1.671730	$1.628168	444,412.265
Class(1)	2006	$1.417763	$1.671730	351,471.981
Subaccount Inception Date May 1, 2001	2005	$1.383150	$1.417763	256,631.728
	2004	$1.233271	$1.383150	188,017.992
	2003	$1.000000	$1.233271	18,082.738
Transamerica Asset Allocation – Conservative VP – Service Class(1)	2007	$1.398275	$1.465065	38,204,520.578
Subaccount Inception Date May 1, 2002	2006	$1.297758	$1.398275	25,407,168.189
	2005	$1.251868	$1.297758	16,808,643.902
	2004	$1.158727	$1.251868	10,401,049.713
	2003	$1.000000	$1.158727	2,687,666.346
Transamerica Asset Allocation – Growth VP – Service Class(1)	2007	$1.765771	$1.874319	30,287,070.770
Subaccount Inception Date May 1, 2002	2006	$1.551604	$1.765771	29,023,896.097
	2005	$1.404276	$1.551604	19,855,540.405
	2004	$1.248932	$1.404276	11,337,591.962
	2003	$1.000000	$1.248932	1,215,964.250
Transamerica Asset Allocation – Moderate VP – Service Class(1)	2007	$1.503812	$1.599207	140,336,296.752
Subaccount Inception Date May 1, 2002	2006	$1.369719	$1.503812	100,975,687.992
	2005	$1.295146	$1.369719	54,369,656.377
	2004	$1.180666	$1.295146	24,955,620.049
	2003	$1.000000	$1.180666	4,421,263.876
Transamerica Asset Allocation – Moderate Growth VP – Service Class(1)	2007	$1.637730	$1.738795	236,639,154.510
Subaccount Inception Date May 1, 2002	2006	$1.461149	$1.637730	148,725,541.889
	2005	$1.349136	$1.461149	65,226,098.604
	2004	$1.207772	$1.349136	27,821,738.453
	2003	$1.000000	$1.207772	4,238,377.358
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.032112	$1.105324	29,749,404.612
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.032112	7,593,204.952
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.931542	$1.989530	1,311,281.887
Subaccount Inception Date May 1, 2000	2006	$1.677743	$1.931542	918,899.862
	2005	$1.468479	$1.677743	559,095.363
	2004	$1.260709	$1.468479	331,854.600
	2003	$1.000000	$1.260709	281,910.466
Transamerica Capital Guardian Global VP – Service Class(1)	2007	$1.749122	$1.831931	2,357,416.347
Subaccount Inception Date February 2, 1998	2006	$1.554244	$1.749122	1,685,625.499
	2005	$1.432568	$1.554244	1,361,267.714
	2004	$1.312143	$1.432568	1,044,137.666
	2003	$1.000000	$1.312143	217,348.896
Transamerica Capital Guardian U.S. Equity VP – Service Class(1)	2007	$1.535708	$1.509983	2,093,995.911
Subaccount Inception Date July 1, 1998	2006	$1.415922	$1.535708	1,381,581.729
	2005	$1.352264	$1.415922	1,162,104.848
	2004	$1.251112	$1.352264	1,069,322.551
	2003	$1.000000	$1.251112	174,955.714
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.796930	$1.657743	3,204,911.379
Subaccount Inception Date May 27, 1993	2006	$1.566401	$1.796930	2,539,571.239
	2005	$1.475955	$1.566401	2,195,206.042
	2004	$1.284690	$1.475955	1,796,356.930
	2003	$1.000000	$1.284690	396,915.262

87

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$2.599171	$2.388425	1,439,084.822
Subaccount Inception Date May 1, 2002	2006	$1.855246	$2.599171	1,729,479.161
	2005	$1.660425	$1.855246	1,363,423.003
	2004	$1.269513	$1.660425	944,555.515
	2003	$1.000000	$1.269513	47,286.708
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.538626	$1.584114	1,188,941.207
Subaccount Inception Date May 1, 1997	2006	$1.355718	$1.538626	1,092,939.958
	2005	$1.330739	$1.355718	1,022,198.027
	2004	$1.217705	$1.330739	770,281.700
	2003	$1.000000	$1.217705	45,341.548
Transamerica Jennison Growth VP– Service Class(1)	2007	$1.455795	$1.599086	235,632.921
Subaccount Inception Date November 18, 1996	2006	$1.451445	$1.455795	264,510.414
	2005	$1.295150	$1.451445	77,718.568
	2004	$1.205162	$1.295150	48,946.191
	2003	$1.000000	$1.205162	43,981.050
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.643512	$1.634710	524,882.026
Subaccount Inception Date May 1, 2000	2006	$1.407373	$1.643512	544,542.379
	2005	$1.373361	$1.407373	482,201.904
	2004	$1.277605	$1.373361	352,010.862
	2003	$1.000000	$1.277605	160,828.812
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.285516	$1.290857	1,203,677.394
Subaccount Inception Date June 2, 1998	2006	$1.177206	$1.285516	951,140.270
	2005	$1.174817	$1.177206	1,088,610.900
	2004	$1.086836	$1.174817	680,959.043
	2003	$1.000000	$1.086836	175,452.171
Transamerica MFS International Equity VP – Service Class(1)	2007	$1.909198	$2.051695	1,201,922.514
Subaccount Inception Date May 1, 2001	2006	$1.573346	$1.909198	1,015,352.398
	2005	$1.417665	$1.573346	637,710.256
	2004	$1.257247	$1.417665	335,232.509
	2003	$1.000000	$1.257247	26,522.590
Transamerica Marsico Growth VP – Service Class(1)(2)	2007	$1.462445	$1.734221	1,077,091.649
Subaccount Inception Date May 1, 2000	2006	$1.408780	$1.462445	770,364.307
	2005	$1.318758	$1.408780	909,491.296
	2004	$1.192513	$1.318758	412,222.827
	2003	$1.000000	$1.192513	224,319.671
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.075309	$1.154883	4,006,131.574
Subaccount Inception Date May 1, 2002	2006	$1.048392	$1.075309	3,355,927.224
	2005	$1.040825	$1.048392	3,526,268.837
	2004	$1.011723	$1.040825	2,428,758.876
	2003	$1.000000	$1.011723	640,564.778
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.654712	$1.683307	2,223,644.655
Subaccount Inception Date January 3, 1995	2006	$1.412035	$1.654712	2,068,508.205
	2005	$1.377884	$1.412035	2,331,695.210
	2004	$1.218401	$1.377884	1,501,483.293
	2003	$1.000000	$1.218401	333,034.612
Transamerica T. Rowe Price Growth Stock VP – Service Class(1)	2007	$1.532844	$1.658397	1,466,805.928
Subaccount Inception Date January 3, 1995	2006	$1.372412	$1.532844	1,427,772.500
	2005	$1.312796	$1.372412	1,100,625.518
	2004	$1.213849	$1.312796	776,325.853
	2003	$1.000000	$1.213849	223,091.179

88

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.612498	$1.739305	1,572,388.900
Subaccount Inception Date May 1, 2000	2006	$1.580617	$1.612498	1,542,968.085
	2005	$1.450314	$1.580617	1,275,751.663
	2004	$1.334243	$1.450314	907,171.486
	2003	$1.000000	$1.334243	167,144.588
Transamerica Templeton Global VP – Service Class(3)	2007	$1.343616	$1.524962	1,146,763.113
Subaccount Inception Date October 9, 2000	2006	$1.149052	$1.343616	982,596.541
	2005	$1.085463	$1.149052	654,691.763
	2004	$1.207910	$1.085463	456,665.621
	2003	$1.000000	$1.207910	18,827.837
Transamerica Balanced VP – Service Class(1)	2007	$1.375028	$1.538844	2,599,370.159
Subaccount Inception Date May 1, 2002	2006	$1.280899	$1.375028	1,680,526.905
	2005	$1.203735	$1.280899	667,823.645
	2004	$1.099798	$1.203735	407,350.144
	2003	$1.000000	$1.099798	20,912.321
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.439300	$1.680554	1,739,190.289
Subaccount Inception Date May 1, 2002	2006	$1.317623	$1.439300	1,845,912.689
	2005	$1.289055	$1.317623	1,500,396.392
	2004	$1.155678	$1.289055	1,071,172.175
	2003	$1.000000	$1.155678	167,633.631
Transamerica Equity VP – Service Class(1)	2007	$1.699640	$1.946886	2,760,474.333
Subaccount Inception Date May 1, 2000	2006	$1.588512	$1.699640	3,169,790.211
	2005	$1.383835	$1.588512	2,180,228.471
	2004	$1.212483	$1.383835	1,528,948.358
	2003	$1.000000	$1.212483	114,053.236
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.708229	$2.069592	428,146.054
Subaccount Inception Date May 1, 2001	2006	$1.649588	$1.708229	454,971.673
	2005	$1.441358	$1.649588	618,414.404
	2004	$1.253265	$1.441358	363,676.962
	2003	$1.000000	$1.253265	40,998.617
Transamerica Money Market VP – Service Class(1)	2007	$1.033653	$1.068957	13,919,900.533
Subaccount Inception Date April 8, 1991	2006	$1.002241	$1.033653	5,800,411.285
	2005	$0.989235	$1.002241	4,532,561.786
	2004	$0.994632	$0.989235	1,771,931.116
	2003	$1.000000	$0.994632	291,618.887
Transamerica Science & Technology VP – Service Class(1)	2007	$1.388698	$1.816297	371,453.439
Subaccount Inception Date May 1, 2001	2006	$1.396058	$1.388698	274,505.460
	2005	$1.388348	$1.396058	257,130.481
	2004	$1.307629	$1.388348	246,949.090
	2003	$1.000000	$1.307629	90,827.467
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.037718	$1.083556	2,550,917.315
Subaccount Inception Date May 9, 1994	2006	$1.019980	$1.037718	1,952,440.877
	2005	$1.013133	$1.019980	1,713,370.363
	2004	$0.997393	$1.013133	1,061,766.323
	2003	$1.000000	$0.997393	250,989.845
Transamerica Van Kampen Active International Allocation VP – Service	2007	$2.049025	$2.331513	1,448,884.282
Class(1)	2006	$1.684932	$2.049025	1,143,499.212
Subaccount Inception Date April 8, 1991	2005	$1.502279	$1.684932	754,118.895
	2004	$1.315176	$1.502279	349,705.872
	2003	$1.000000	$1.315176	23,578.823

89

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
Transamerica Van Kampen Large Cap Core VP – Service Class(1)	2007	$1.498128	$1.611051	308,237.551
Subaccount Inception Date April 8, 1991	2006	$1.378817	$1.498128	262,350.090
	2005	$1.279936	$1.378817	186,818.696
	2004	$1.152270	$1.279936	92,505.295
	2003	$1.000000	$1.152270	5,422.785
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.441000	$1.738726	546,676.476
Subaccount Inception Date May 1, 2001	2006	$1.331937	$1.441000	422,391.546
	2005	$1.257274	$1.331937	297,261.950
	2004	$1.191283	$1.257274	198,461.657
	2003	$1.000000	$1.191283	129,268.429
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.037718	$1.083556	2,617,119.068
Subaccount Inception Date November 3, 2003	2006	$1.019980	$1.037718	163.816
	2005	$1.013133	$1.019980	67,111.987
	2004	$0.997393	$1.013133	0.000
	2003	$1.000000	$0.997393	0.000
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.267676	$1.268385	8,786,429.648
Subaccount Inception Date May 1, 2002	2006	$1.136976	$1.267676	10,118,934.734
	2005	$1.092421	$1.136976	11,596,463.091
	2004	$0.998447	$1.092421	11,811,628.055
	2003	$0.758797	$0.998447	11,661,321.775
	2002	$1.000000	$0.758797	6,110,740.785
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.192910	$1.315674	2,277,514.457
Subaccount Inception Date May 1, 2002	2006	$1.139348	$1.192910	3,188,936.507
	2005	$1.062933	$1.139348	3,379,073.374
	2004	$1.012659	$1.062933	3,254,654.809
	2003	$0.794074	$1.012659	3,573,679.805
	2002	$1.000000	$0.794074	1,752,165.768
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.347197	$1.394446	6,312,245.275
Subaccount Inception Date May 1, 2001	2006	$1.166530	$1.347197	7,213,805.049
	2005	$1.129734	$1.166530	8,102,946.374
	2004	$1.028983	$1.129734	8,008,712.975
	2003	$0.788553	$1.028983	9,102,047.480
	2002	$1.000000	$0.788553	5,408,750.825
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$1.134725	$1.272565	2,073,887.876
Subaccount Inception Date May 1, 2001	2006	$1.156857	$1.134725	2,138,371.008
	2005	$1.020390	$1.156857	2,615,952.695
	2004	$0.954070	$1.020390	2,627,983.119
	2003	$0.783412	$0.954070	2,948,952.678
	2002	$1.000000	$0.783412	1,718,231.303
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2007	$1.574294	$1.822872	27,505,994.164
Subaccount Inception Date May 1, 2000	2006	$1.431098	$1.574294	27,156,105.571
	2005	$1.242763	$1.431098	27,480,921.534
	2004	$1.093234	$1.242763	24,897,024.657
	2003	$0.863856	$1.093234	22,112,800.202
	2002	$1.000000	$0.863856	11,668,555.849
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.424871	$1.424382	10,293,023.392
Subaccount Inception Date May 1, 2000	2006	$1.203501	$1.424871	11,482,372.441
	2005	$1.154787	$1.203501	10,433,605.172
	2004	$1.051697	$1.154787	10,453,433.316
	2003	$0.819327	$1.051697	10,280,521.184
	2002	$1.000000	$0.819327	5,651,940.012

90

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$1.087133	$1.359202	6,438,109.837
Subaccount Inception Date May 1, 2001	2006	$1.033325	$1.087133	5,647,323.921
	2005	$0.992121	$1.033325	6,499,897.957
	2004	$0.974625	$0.992121	6,585,516.465
	2003	$0.744894	$0.974625	6,731,308.053
	2002	$1.000000	$0.744894	4,073,699.598
Fidelity—VIP Mid Cap Portfolio – Service Class 2	2007	$1.863182	$2.121232	23,044,181.609
Subaccount Inception Date May 1, 2000	2006	$1.679083	$1.863182	26,618,079.253
	2005	$1.441197	$1.679083	28,727,005.111
	2004	$1.171204	$1.441197	26,682,337.463
	2003	$0.858157	$1.171204	23,855,787.404
	2002	$1.000000	$0.858157	12,764,575.784
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.514528	$1.576332	13,499,528.044
Subaccount Inception Date May 1, 2002	2006	$1.322459	$1.514528	13,985,545.180
	2005	$1.307865	$1.322459	15,396,904.960
	2004	$1.163843	$1.307865	15,741,726.066
	2003	$0.749188	$1.163843	14,207,220.608
	2002	$1.000000	$0.749188	5,912,035.834
Franklin Income Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.971026	1,368,292.398
Mutual Shares Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.965072	1,167,861.306
Templeton Foreign Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.069777	2,122,060.123
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$1.560633	$1.875424	2,635,987.725
Subaccount Inception Date October 9, 2000	2006	$1.395231	$1.560633	2,263,975.375
	2005	$1.261578	$1.395231	2,809,767.324
	2004	$1.060809	$1.261578	2,797,124.666
	2003	$0.797389	$1.060809	1,927,892.641
	2002	$1.000000	$0.797389	897,151.622
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.194022	$1.288974	6,165,727.921
Subaccount Inception Date October 9, 2000	2006	$1.025549	$1.194022	5,835,042.204
	2005	$0.984054	$1.025549	5,595,766.044
	2004	$0.953700	$0.984054	6,684,859.585
	2003	$0.781122	$0.953700	7,272,200.735
	2002	$1.000000	$0.781122	4,008,647.324
MFS New Discovery Series – Service Class	2007	$1.193842	$1.204962	3,776,005.975
Subaccount Inception Date May 1, 2002	2006	$1.070861	$1.193842	4,667,626.939
	2005	$1.032777	$1.070861	5,253,741.581
	2004	$0.985079	$1.032777	6,302,966.133
	2003	$0.747860	$0.985079	5,459,725.240
	2002	$1.000000	$0.747860	2,385,265.732
MFS Total Return Series – Service Class	2007	$1.286878	$1.320266	13,999,467.548
Subaccount Inception Date May 1, 2002	2006	$1.167818	$1.286878	16,903,039.796
	2005	$1.153001	$1.167818	16,655,289.704
	2004	$1.052023	$1.153001	16,582,900.478
	2003	$0.918659	$1.052023	14,871,064.299
	2002	$1.000000	$0.918659	7,312,399.793

91

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial Class	2007	$1.430194	$1.396009	4,675,396.435
Subaccount Inception Date May 1, 2001	2006	$1.210492	$1.430194	5,300,356.527
	2005	$1.177364	$1.210492	5,438,975.647
	2004	$1.047037	$1.177364	5,900,680.878
	2003	$0.823545	$1.047037	5,785,961.972
	2002	$1.000000	$0.823545	3,502,739.824
Transamerica Asset Allocation – Conservative VP – Initial Class	2007	$1.323313	$1.389635	35,353,030.814
Subaccount Inception Date May 1, 2002	2006	$1.224786	$1.323313	33,568,769.961
	2005	$1.179538	$1.224786	4,845,196.492
	2004	$1.089116	$1.179538	37,191,943.531
	2003	$0.897589	$1.089116	36,517,743.166
	2002	$1.000000	$0.897589	11,591,534.581
Transamerica Asset Allocation – Growth VP – Initial Class	2007	$1.483425	$1.577851	37,071,971.303
Subaccount Inception Date May 1, 2002	2006	$1.299672	$1.483425	38,593,858.260
	2005	$1.172954	$1.299672	7,722,449.747
	2004	$1.040631	$1.172954	35,638,365.532
	2003	$0.805934	$1.040631	31,502,546.337
	2002	$1.000000	$0.805934	16,272,593.291
Transamerica Asset Allocation – Moderate VP – Initial Class	2007	$1.375068	$1.465301	80,249,022.691
Subaccount Inception Date May 1, 2002	2006	$1.249478	$1.375068	83,524,651.950
	2005	$1.177978	$1.249478	87,759,205.543
	2004	$1.071274	$1.177978	91,407,207.159
	2003	$0.869075	$1.071274	88,673,069.395
	2002	$1.000000	$0.869075	32,222,771.028
Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2007	$1.441971	$1.534546	85,213,786.524
Subaccount Inception Date May 1, 2002	2006	$1.283146	$1.441971	91,934,977.451
	2005	$1.182586	$1.283146	88,286,740.990
	2004	$1.055085	$1.182586	84,971,259.854
	2003	$0.840459	$1.055085	82,297,814.431
	2002	$1.000000	$0.840459	33,222,409.887
Transamerica BlackRock Large Cap Value VP – Initial Class(1)	2007	$1.600985	$1.653630	8,102,373.576
Subaccount Inception Date May 1, 2000	2006	$1.387034	$1.600985	9,839,016.275
	2005	$1.211837	$1.387034	9,042,512.929
	2004	$1.037373	$1.211837	8,548,256.467
	2003	$0.809708	$1.037373	8,393,194.099
	2002	$1.000000	$0.809708	6,281,486.623
Transamerica Capital Guardian Global VP – Initial Class	2007	$1.475760	$1.548570	12,605,813.145
Subaccount Inception Date February 2, 1998	2006	$1.307639	$1.475760	14,504,366.577
	2005	$1.202232	$1.307639	15,042,212.777
	2004	$1.098404	$1.202232	13,152,473.277
	2003	$0.808601	$1.098404	10,740,677.600
	2002	$1.000000	$0.808601	5,399,047.316
Transamerica Capital Guardian U.S. Equity VP – Initial Class	2007	$1.319231	$1.300209	10,549,805.894
Subaccount Inception Date July 1, 1998	2006	$1.213677	$1.319231	12,157,251.705
	2005	$1.156474	$1.213677	12,814,601.751
	2004	$1.067291	$1.156474	12,748,589.879
	2003	$0.792055	$1.067291	12,013,433.858
	2002	$1.000000	$0.792055	5,767,436.631

92

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian Value VP—Initial Class	2007	$1.459676	$1.350305	17,296,309.547
Subaccount Inception Date May 27, 1993	2006	$1.269220	$1.459676	20,067,436.779
	2005	$1.193653	$1.269220	21,352,476.341
	2004	$1.036131	$1.193653	22,143,461.855
	2003	$0.779903	$1.036131	21,342,888.123
	2002	$1.000000	$0.779903	10,709,509.211
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2007	$2.573569	$2.370020	6,444,733.551
Subaccount Inception Date May 1, 2002	2006	$1.832327	$2.573569	9,212,607.517
	2005	$1.635687	$1.832327	9,101,486.835
	2004	$1.247170	$1.635687	10,005,326.359
	2003	$0.930745	$1.247170	9,516,098.300
	2002	$1.000000	$0.930745	4,809,430.292
Transamerica JPMorgan Enhanced Index VP – Initial Class	2007	$1.302033	$1.343558	6,131,938.115
Subaccount Inception Date May 1, 1997	2006	$1.143780	$1.302033	7,716,571.499
	2005	$1.119870	$1.143780	8,160,708.932
	2004	$1.021871	$1.119870	8,538,019.843
	2003	$0.802779	$1.021871	8,381,439.794
	2002	$1.000000	$0.802779	4,217,770.414
Transamerica Jennison Growth VP – Initial Class	2007	$1.166632	$1.284175	1,807,781.324
Subaccount Inception Date November 18, 1996	2006	$1.159008	$1.166632	2,327,618.058
	2005	$1.031770	$1.159008	2,434,902.576
	2004	$0.957795	$1.031770	2,921,263.309
	2003	$0.753450	$0.957795	2,719,519.105
	2002	$1.000000	$0.753450	1,582,638.959
Transamerica Legg Mason Partners All Cap VP – Initial Class(2)	2007	$1.328787	$1.325226	9,787,922.493
Subaccount Inception Date May 1, 2000	2006	$1.135338	$1.328787	11,358,368.261
	2005	$1.105003	$1.135338	12,120,466.275
	2004	$1.025659	$1.105003	12,790,293.877
	2003	$0.768745	$1.025659	12,437,980.172
	2002	$1.000000	$0.768745	8,348,762.046
Transamerica MFS High Yield VP – Initial Class	2007	$1.372181	$1.379583	7,721,488.366
Subaccount Inception Date June 2, 1998	2006	$1.252826	$1.372181	10,873,753.481
	2005	$1.246462	$1.252826	10,523,414.926
	2004	$1.150343	$1.246462	14,024,046.975
	2003	$0.989712	$1.150343	13,376,541.310
	2002	$1.000000	$0.989712	4,756,359.190
Transamerica MFS International Equity VP – Initial Class(3)	2007	$1.496170	$1.612043	12,684,436.918
Subaccount Inception Date May 1, 2001	2006	$1.231481	$1.496170	14,053,534.480
	2005	$1.105264	$1.231481	13,485,906.634
	2004	$0.979225	$1.105264	13,179,697.354
	2003	$0.791709	$0.979225	13,367,701.243
	2002	$1.000000	$0.791709	4,394,827.717
Transamerica Marsico Growth VP – Initial Class(4)	2007	$1.475008	$1.753052	1,613,376.056
Subaccount Inception Date May 1, 2000	2006	$1.418087	$1.475008	1,551,356.330
	2005	$1.322924	$1.418087	1,653,425.028
	2004	$1.193911	$1.322924	814,270.659
	2003	$1.000000	$1.193911	790,541.253

93

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
Transamerica PIMCO Total Return VP – Initial Class	2007	$1.168829	$1.257002	27,436,676.954
Subaccount Inception Date May 1, 2002	2006	$1.136148	$1.168829	28,043,393.292
	2005	$1.124682	$1.136148	28,041,749.172
	2004	$1.090330	$1.124682	28,153,142.242
	2003	$1.052874	$1.090330	30,354,076.336
	2002	$1.000000	$1.052874	16,193,915.182
Transamerica T. Rowe Price Equity Income VP – Initial Class	2007	$1.426503	$1.454816	22,674,220.790
Subaccount Inception Date January 3, 1995	2006	$1.214671	$1.426503	24,699,385.848
	2005	$1.181867	$1.214671	27,600,491.364
	2004	$1.042793	$1.181867	29,728,764.275
	2003	$0.841110	$1.042793	29,182,155.799
	2002	$1.000000	$0.841110	15,052,753.799
Transamerica T. Rowe Price Growth Stock VP – Initial Class	2007	$1.342311	$1.456316	13,022,956.442
Subaccount Inception Date January 3, 1995	2006	$1.199234	$1.342311	14,500,756.473
	2005	$1.144273	$1.199234	14,839,893.375
	2004	$1.055194	$1.144273	15,676,491.871
	2003	$0.817448	$1.055194	15,396,403.641
	2002	$1.000000	$0.817448	8,100,585.720
Transamerica T. Rowe Price Small Cap VP – Initial Class	2007	$1.254498	$1.357315	12,176,230.071
Subaccount Inception Date May 1, 2000	2006	$1.226760	$1.254498	14,935,659.313
	2005	$1.123465	$1.226760	17,380,789.319
	2004	$1.031215	$1.123465	17,771,138.129
	2003	$0.744044	$1.031215	17,595,030.522
	2002	$1.000000	$0.744044	7,877,697.272
Transamerica Templeton Global VP – Initial Class(5)	2007	$1.388874	$1.579962	1,523,435.697
Subaccount Inception Date October 9, 2000	2006	$1.184338	$1.388874	1,400,813.221
	2005	$1.116318	$1.184338	1,309,867.085
	2004	$1.033137	$1.116318	746,039.782
	2003	$0.825826	$1.033137	737,723.121
	2002	$1.000000	$0.825826	157,820.345
Transamerica Balanced VP – Initial Class	2007	$1.332696	$1.494481	4,593,517.105
Subaccount Inception Date May 1, 2002	2006	$1.237092	$1.332696	5,115,987.831
	2005	$1.160714	$1.237092	5,476,218.898
	2004	$1.057833	$1.160714	5,714,999.763
	2003	$0.940839	$1.057833	5,869,327.851
	2002	$1.000000	$0.940839	3,101,509.323
Transamerica Convertible Securities VP – Initial Class	2007	$1.414865	$1.656873	4,911,544.021
Subaccount Inception Date May 1, 2002	2006	$1.292368	$1.414865	4,703,039.626
	2005	$1.260191	$1.292368	4,187,277.851
	2004	$1.127956	$1.260191	4,282,977.249
	2003	$0.923984	$1.127956	3,726,360.391
	2002	$1.000000	$0.923984	919,309.231
Transamerica Equity VP – Initial Class(6)	2007	$1.541267	$1.769136	15,791,920.383
Subaccount Inception Date May 1, 2000	2006	$1.436101	$1.541267	18,941,437.202
	2005	$1.248282	$1.436101	17,697,428.114
	2004	$1.091940	$1.248282	17,919,485.788
	2003	$0.842931	$1.091940	12,900,294.843
	2002	$1.000000	$0.842931	5,140,665.249

94

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
Transamerica Growth Opportunities VP – Initial Class	2007	$1.407439	$1.710005	5,369,790.224
Subaccount Inception Date May 1, 2001	2006	$1.356483	$1.407439	6,508,771.188
	2005	$1.182204	$1.356483	8,161,061.219
	2004	$1.026868	$1.182204	8,522,199.657
	2003	$0.792775	$1.026868	5,872,812.390
	2002	$1.000000	$0.792775	2,847,006.076
Transamerica Money Market VP – Initial Class	2007	$1.040621	$1.078853	18,656,502.983
Subaccount Inception Date April 8, 1991	2006	$1.006491	$1.040621	16,222,443.124
	2005	$0.990971	$1.006491	14,722,362.804
	2004	$0.993896	$0.990971	13,634,299.438
	2003	$0.999405	$0.993896	18,683,018.636
Transamerica Science & Technology VP – Initial Class(7)	2007	$1.140761	$1.494887	2,562,697.917
Subaccount Inception Date May 1, 2001	2006	$1.144051	$1.140761	2,341,438.727
	2005	$1.135476	$1.144051	3,183,922.385
	2004	$1.064476	$1.135476	3,965,978.362
	2003	$0.714332	$1.064476	2,431,656.546
	2002	$1.000000	$0.714332	806,633.202
Transamerica Small/Mid Cap Value VP – Initial Class	2007	$1.766142	$2.174658	1,112,463.422
Subaccount Inception Date May 4, 1993	2006	$1.515446	$1.766142	1,378,002.325
	2005	$1.351774	$1.515446	1,635,713.730
	2004	$1.176997	$1.351774	1,676,714.069
	2003	$0.624786	$1.176997	1,865,725.888
	2002	$1.000000	$0.624786	1,856,271.192
Transamerica U.S. Government Securities VP – Initial Class	2007	$1.111955	$1.163996	8,446,089.093
Subaccount Inception Date May 9, 1994	2006	$1.090697	$1.111955	8,392,560.059
	2005	$1.080729	$1.090697	8,714,101.007
	2004	$1.059877	$1.080729	9,186,050.220
	2003	$1.042912	$1.059877	11,648,287.297
	2002	$1.000000	$1.042912	8,143,202.124
Transamerica Van Kampen Active International Allocation VP – Initial	2007	$1.695068	$1.934279	9,524,973.415
Class	2006	$1.390238	$1.695068	8,760,868.777
Subaccount Inception Date April 8, 1991	2005	$1.237571	$1.390238	6,963,291.861
	2004	$1.080388	$1.237571	4,760,145.019
	2003	$0.824046	$1.080388	3,738,017.176
	2002	$1.000000	$0.824046	2,057,276.915
Transamerica Van Kampen Large Cap Core VP – Initial Class	2007	$1.368013	$1.475270	2,509,060.337
Subaccount Inception Date April 8, 1991	2006	$1.255965	$1.368013	2,973,607.779
	2005	$1.162777	$1.255965	3,362,791.418
	2004	$1.044706	$1.162777	3,232,591.584
	2003	$0.874009	$1.044706	3,425,841.420
	2002	$1.000000	$0.874009	2,183,386.377
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class	2007	$1.115871	$1.349671	5,083,737.724
Subaccount Inception Date May 1, 2001	2006	$1.028462	$1.115871	5,887,913.652
	2005	$0.968672	$1.028462	6,510,394.300
	2004	$0.915881	$0.968672	7,103,942.077
	2003	$0.723956	$0.915881	8,016,102.927
	2002	$1.000000	$0.723956	5,192,990.450

(1)	Transamerica Series Trust — All underlying subaccounts under Transamerica Series Trust have added to and/or revised the subaccount name to include Transamerica at the beginning of the subaccount name and VP to the end of the subaccount name.

95

CONDENSED FINANCIAL INFORMATION — (Continued)

(2)	This subaccount was re-opened on May 1, 2003.If you purchased your policy prior to May 1, 2003 then you may only invest in the Initial Class shares. If you purchased your policy on or after May 1, 2003, then you may only invest in Service Class shares.
(3)	Formerly known as Templeton Transamerica Global.

The Transamerica Small/Mid Cap Value VP — Service Class, Transamerica Value Balanced VP — Service Class, Transamerica Index 50 VP — Service Class, Transamerica Index 75 VP — Service Class and Fideilty —VIP Balanced Portfolio — Service Class 2 had not commenced operations as of December 31, 2007 therefore, comparable data is not available.

96

APPENDIX

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

Policy Form/Endorsement	Approximate First Issue Date
AV201 101 65 189 (Policy Form)	January 1991
AE830 292 (endorsement)	May 1992
AE847 394 (endorsement)	June 1994
AE871 295 (endorsement)	May 1995
AV254 101 87 196 (Policy Form)	June 1996
AE909 496 (endorsement)	June 1996
AE890 196 (endorsement)	June 1996
AV320 101 99 197 (Policy Form)	May 1997
AE945 197 (endorsement)	May 1997
AV376 101 106 1197 (Policy Form)	May 1998
RGMI 1 798 (endorsement – family income protector)	December 1998
AV432 101 114 199 (Group Policy Form)	May 2000
AV494 101 124 100 (Individual Policy Form)	May 2000
AV620 101 137 101 (Individual Policy Form)	May 2001
AV720 101 148 102 (Individual Policy Form)	May 2002

97

Product Feature	AV201 101 65 189	AV201 101 65 189, AE830 292, and AE847 394	AV201 101 65 189, AE847 394, and AE871 295
Excess Interest Adjustment	N/A	N/A	N/A

Guaranteed Minimum	Total premiums paid, less any	5% Annually Compounding	5% Annually Compounding
Death Benefit Option(s)	partial surrenders and any surrender charges made before death, accumulated at 4% to the date we receive due proof of death or the policy value on the date we receive due proof of death, which ever is greater.	(Option A).	(Option A) or Annual Step-Up (Option B). Option A is only available if owner and annuitant are both under age 75.

Guaranteed Period Options (available in the fixed account)	1 and 3 year guaranteed periods available.	1 and 3 year guaranteed periods available.	1 and 3 year guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	4%	4%	4%

Asset Rebalancing	N/A	N/A	N/A

Death Proceeds	Greater of 1) the policy value on the date we receive due proof of death, or 2) the total premiums paid for this policy, less any partial surrenders and any surrender charges made before death, accumulated at 4% interest per annum to the date we receive due proof of death	Greater of (a) policy value and (b) 5% Annually Compounding Death Benefit	Greatest of (a) policy value and (b) guaranteed minimum death benefit

Distribution Financing Charge	N/A	N/A	N/A

Is Mortality & Expense Risk Fee different after the annuity commencement date?	No	No	No

Dollar Cost Averaging Fixed Account Option	N/A	N/A	N/A

Service Charge	$35 assessed on each policy anniversary. Not deducted from the fixed account.	$35 assessed on each policy anniversary. Not deducted from the fixed account.	Assessed only on a policy anniversary; Waived if sum of premium payments less partial surrenders is at least $50,000 on the policy anniversary. Not deducted from the fixed account.

Nursing Care and Terminal Condition Withdrawal Option	N/A	Yes	Yes

Unemployment Waiver	N/A	N/A	N/A

Product Feature	AV254 101 87 196, AE909 496, and AE890 196	AV320 101 99 197 and AE945 197	AV376 101 106 1197 and AE 945 197
Excess Interest Adjustment	Yes	Yes	Yes

Guaranteed Minimum Death Benefit Option(s)	5% Annually Compounding (Option A) or Annual Step-Up (Option B). Option A is only available if owner and annuitant are both under age 75.	5% Annually Compounding (Option A), Annual Step-Up (Option B), or Return of Premium (Option C). Option A is only available if owner and annuitant are both under age 75. Option B is only available if owner and annuitant are under age 81.	5% Annually Compounding (Option A), Double Enhanced (Option B), or Return of Premium (Option C). Option A is only available if owner and annuitant are both under Age 75. Option B is only available if owner and annuitant are both under age 81.

98

Product Feature	AV254 101 87 196, AE909 496, and AE890 196	AV320 101 99 197 and AE945 197	AV376 101 106 1197 and AE 945 197
Guaranteed Period Options	1, 3, 5, and 7 year guaranteed	1, 3, 5 and 7 year guaranteed	1, 3, 5, and 7 year
(available in the fixed account)	periods available.	periods available.	guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	3%	3%	3%

Asset Rebalancing	Yes	Yes	Yes

Death Proceeds	Greatest of (a) annuity purchase value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.

Distribution Financing Charge	N/A	Applicable	Applicable

Is Mortality & Expense Risk	No	No	Yes (1.10%, plus
Fee different after the annuity commencement date?			administrative charge, regardless of death benefit chosen prior to the annuity commencement date)

Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes

Service Charge	Assessed only on a policy anniversary; Waived if sum of premium payments less partial surrenders is at least $50,000 on the policy anniversary. Not deducted from the fixed account.	Assessed either on a policy anniversary or on surrender; Waived if sum of premium payments less partial surrenders or the policy value is at least $50,000 on the policy anniversary or at the time of surrender. The service charge is deducted pro-rata from the investment options.	Assessed either on a policy anniversary or on surrender; Waived if sum of premium payments less partial surrenders or the policy value is at least $50,000 on the policy anniversary or at the time of surrender. The service charge is deducted pro-rata from the investment options.

Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes	Yes

Unemployment Waiver	N/A	N/A	N/A

Product Feature	AV432 101 114 199, AV494 101 124 100 and RGMI 1 798	AV620 101 137 101 and RGMI 1 798	AV720 101 148 102, RGMI 1 798
Excess Interest Adjustment	Yes	Yes	Yes
Guaranteed Minimum Death Benefit Option(s)	5% Annually Compounding (Option A), Greater of 5% Annually Compounding through age 80 or Annual Step-Up through age 80 (Option B), Return of Premium (Option C), and Monthly Step-Up through age 80 (Option D). Option A is only available if owner and annuitant are both under age 75. Option B and D are only available if owner and annuitant are both under age 81.	Greater of 6% Annually Compounding through age 80 Death Benefit or Monthly Step-Up through age 80 Death Benefit (available if owner and annuitant are age 80 or younger) and the Return of Premium Death Benefit (available if owner and annuitant are age 90 or younger).	Double Enhanced Death Benefit - greater of (1) 6% Annually Compounding through age 80 or (2) monthly step-up through age 80 (available if owner and annuitant are age 80 or younger); and the Return of Premium Death Benefit (available if owner and annuitant are age 90 or younger).

Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	3%	3%	2%

99

Product Feature	AV432 101 114 199, AV494 101 124 100 and RGMI 1 798	AV620 101 137 101 and RGMI 1 798	AV720 101 148 102, RGMI 1 798
Asset Rebalancing	Yes	Yes	Yes

Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.

Distribution Financing Charge	N/A	N/A	N/A

Is Mortality & Expense Risk Fee different after the annuity commencement date?	Yes (1.25%, plus administrative charge, regardless of death benefit chosen prior to the annuity commencement date.)	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)

Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes

Service Charge	Assessed either on a policy anniversary or on surrender; Waived if sum of premium payments less partial surrenders or the policy value is at least $50,000 on The policy anniversary or at the time of surrender. The service charge is deducted pro-rata from the investment options.	Assessed either on a policy anniversary or on surrender; Waived if sum of premium payments less partial surrenders or the policy value is at least $50,000 on The policy anniversary or at the time of surrender. The service charge is deducted pro-rata from the investment options.	Annual service charge of $ 35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes	Yes

Unemployment Waiver	Yes	Yes	Yes

Product Feature	AV620 101 137 101 and RGMI 1 798
Excess Interest Adjustment	Yes

Guaranteed Minimum Death Benefit Option(s)	Greater of 6% Annually Compounding through age 80 Death Benefit or Monthly Step-Up through age 80 Death Benefit (available if owner and annuitant are age 80 or younger) and the Return of Premium Death Benefit (available if owner and annuitant are age 90 or younger).

Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	3%

Asset Rebalancing	Yes

Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.

Distribution Financing Charge	N/A

100

Product Feature	AV620 101 137 101 and RGMI 1 798
Is Mortality & Expense Risk Fee different after the annuity commencement date?	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)

Dollar Cost Averaging Fixed Account Option	Yes

Service Charge	Assessed either on a policy anniversary or on surrender; Waived if sum of premium payments less partial surrenders or the policy value is at least $50,000 on The policy anniversary or at the time of surrender. The service charge is deducted pro-rata from the investment options.

Nursing Care and Terminal Condition Withdrawal Option	Yes

Unemployment Waiver	Yes

101

APPENDIX

ADDITIONAL DEATH DISTRIBUTION RIDER — ADDITIONAL INFORMATION

The following example illustrates the Additional Death Distribution Rider additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution Rider benefit amount. The annuitant is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender:	$150,000
Rider Earnings on Date of Surrender (Policy Value on date of surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $ 25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($ 30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations:	$175,000
Rider Earnings (= Policy Value on date of Death Benefit Calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations:	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

102

APPENDIX

ADDITIONAL DEATH DISTRIBUTION+ RIDER - ADDITIONAL INFORMATION

Assume the Additional Death Distribution+ Rider is added to a new policy opened with $100,000 initial premium. The annuitant is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The annuitant adds $25,000 premium in the 3rd Rider Year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds are equal to $145,000.

Example 1

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $ 110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $ 95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $ 605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $ 115,000 – $ 0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $140,000 - $ 25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $ 145,000 - $ 25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal = (Account Value less premiums added since Rider Date =$110,000 - $ 25,000)	$85,000
Rider Benefit Base in 5th Rider Year (= $130,000 - $ 25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $ 105,000	$31,500
Total Death Proceeds in 5th Rider Year (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $ 31,500)	$176,500

103

APPENDIX

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.

Guaranteed Minimum Accumulation Benefit

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

Example 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

104

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Example 2:

Assumptions:

PV = $120,000

GFV= $100,000

WD= $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

Guaranteed Lifetime Withdrawal Benefit

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

105

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2.	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$ 100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

Example 2 (7% “principal back”):

Assumptions:

TWB = $100,000

106

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000 EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48

2.	$ 100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

107

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

Example 3 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).

2.	$ 100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

108

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Example 4 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000 EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29

2.	$ 100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

109

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

110

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - INCOME SELECT FOR LIFE RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Total withdrawal base (“TWB”)

2.	Maximum annual withdrawal amount (“MAWA”)

3.	Minimum remaining withdrawal amount (“MRWA”)

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Example 1 (Income Select with Growth and Additional Death Payment Options):

Assumptions:

111

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - INCOME SELECT FOR LIFE RIDER — (CONTINUED)

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

5% Withdrawal (“WD”) beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD = $8,144

Excess withdrawal (“EWD”) = None

PV = $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (there is no excess to deduct)

2.	$ 100,000 - $8,144 = $91,856.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the minimum remaining withdrawal amount is $91,856.

Example 2 (Income Select with Growth and Additional Death Payment Options):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD = $10,000

112

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - INCOME SELECT FOR LIFE RIDER — (CONTINUED)

EWD = $1,856 ($10,000 - $8,144)

PV = $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)

2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (MAWA) + $2,082.74 (pro rata excess) = $10,226.74

2.	$ 100,000 - $10,226.74= $89,773.26

Result. The minimum remaining withdrawal amount is $89,773.26.

NOTE: For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $8,144, the total withdrawal base would remain at $162,889 and the maximum annual withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments

2.	($1,856 / ($90,000 - $8,144)) * $162,889 = $3,693.34

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $3,693.34 pro rata amount?

$3,693.34 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$162,889 - $3,693.34 = $159,195.66

Result. The new total withdrawal base is $159,195.66

113

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - INCOME SELECT FOR LIFE RIDER — (CONTINUED)

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Step One. What is the new maximum annual withdrawal amount?

$159,195.66 (the adjusted total withdrawal base) * 5% = $7,959.78

Result. Going forward, the maximum you can take out in a year is $7,959.78 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

Example 3 (Income Select with Growth and Additional Death Payment Options):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

Annuitant qualifies for Income Enhancement benefit beginning 10 years from rider date, which means that the Income Benefit Percentage would then be 10%.

5% WD beginning 10 years from the rider date would be $16,288.90 (10% of the then-current $162,889 TWB)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD = $16,288.90

Excess withdrawal (“EWD”) = None

PV = $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $16,288.90 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $16,288.90 (there is no excess to deduct)

2.	$ 100,000 - $16,288.90 = $83,711.10.

Result. In this example, because no portion of the withdrawal was in excess of $16,288.90, the total withdrawal base does not change and the minimum remaining withdrawal amount is $83,711.10.

114

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICE RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Total withdrawal base (“TWB”)

2.	Maximum annual withdrawal amount (“MAWA”)

3.	Minimum remaining withdrawal amount (“MRWA”)

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Example 1 (Base):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

115

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICE RIDER — (CONTINUED)

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

You = owner and annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = owner and annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1. The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2. ($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

116

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICE RIDER — (CONTINUED)

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new withdrawal base is $97,647.06

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Question: What is the new rider withdrawal amount?

$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.

GPWD = $8,144

EWD = None

PV = $90,000 in 10 years

You = owner and annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 56 on rider issue; age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.

Example 4 (Base demonstrating WB growth with Additional Death Payment Option):

117

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICE RIDER — (CONTINUED)

Assumptions:

You = owner and annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 56 on rider issue; age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the annual growth credit stops on the 10th rider anniversary.

GPWD = $8,144

EWD = None

PV = $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)

2.	$ 100,000 - $8,144 = $91,856.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.

Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):

Assumptions:

You = owner and annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 56 on rider issue; age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

118

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICE RIDER — (CONTINUED)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the annual growth credit stops on the 10th rider anniversary.

GPWD = $10,000

EWD = $1,856 ($10,000 - $8,144)

PV = $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)

2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74 pro rata amount

Step Four. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74

2.	$100,000 - $10,226.74= $89,773.26

Result. The rider benefit is $89,773.26.

NOTE. Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The total withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV—5% withdrawal)) * WB before any adjustments

2.	($1,856 / ($90,000—$8,144)) * $162,889 = $3,693.34

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $3,693.34 pro rata amount?

$3,693.34 pro rata amount.

119

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICE RIDER — (CONTINUED)

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$162,889—$3,693.34 = $159,195.66

Result. The new withdrawal base is $159,195.66

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new rider withdrawal amount?

$159,195.66 (the adjusted withdrawal base) * 5% = $7,959.78

Result. Going forward, the maximum you can take out in a year is $7,959.78 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base.

120

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2008

to the

Prospectus dated May 1, 2008

Some selling firms discourage their clients from purchasing certain optional benefits based solely on the client's age. You should work with your registered representative to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2008

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2008

To The

Prospectus Dated May 1, 2008

The following investment choices are hereby added to your policy:

BLACKROCK VARIABLE SERIES FUNDS, INC.

Managed by BlackRock Advisors, LLC

BlackRock Basic Value V.I. Fund

BlackRock Global Allocation V.I. Fund

BlackRock High Income V.I. Fund

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table and Expense Examples in the prospectus.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):

Lowest Gross	0.64%

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 3 in the body of the prospectus.

We have developed this variable annuity product in cooperation with Merrill Lynch, and have included underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 5 in the body of the prospectus.

The chart below provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to the Company and TCI

Fund	Maximum Fee % of assets
BlackRock Variable Series Fund, Inc.	0.10%

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2008

The following information hereby supplements the corresponding APPENDIX contained in the prospectus.

CONDENSED FINANCIAL INFORMATION

The total separate account annual expenses of 1.45%, 1.95% and 2.45% were not offered as of December 31, 2007, therefore condensed financial data is not available that reflects those total separate account annual expenses.

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2007. Should the total separate account expense applicable to your policy fall between the maximum and the minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	1-800-525-6205
writing:	Transamerica Life Insurance Company
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, Iowa 52499-0001

Subaccount	Year	2.30%
		Beginning AUV		Ending AUV		# Units
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2007 2006 2005 2004 2003	$ $ $ $ $	1.682936 1.412661 1.403821 1.293049 1.000000	$ $ $ $ $	1.674800 1.682936 1.412661 1.403821 1.293049	0.000 0.000 0.000 0.000 0.000
BlackRock Global Allocation V.I Fund Subaccount Inception Date July 3, 1997	2007 2006 2005 2004 2003	$ $ $ $ $	2.022247 1.775166 1.643080 1.469634 1.000000	$ $ $ $ $	2.312755 2.022247 1.775166 1.643080 1.469634	0.000 0.000 0.000 0.000 0.000
BlackRock High Current Income V.I Fund Subaccount Inception Date July 3, 1997	2007 2006 2005 2004 2003	$ $ $ $ $	1.302599 1.217348 1.226328 1.121973 1.000000	$ $ $ $ $	1.303926 1.302599 1.217348 1.226328 1.121973	0.000 0.000 0.000 0.000 0.000
Transamerica American Century Large Company Value VP - Service Class(1) Subaccount Inception Date May 1, 2001	2007 2006 2005 2004 2003	$ $ $ $ $	1.612659 1.381110 1.360651 1.225218 1.000000	$ $ $ $ $	1.555195 1.612659 1.381110 1.360651 1.225218	0.000 0.000 0.000 0.000 0.000
Transamerica Asset Allocation - Conservative VP - Service Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003	$ $ $ $ $	1.348817 1.264181 1.231489 1.151154 1.000000	$ $ $ $ $	1.399371 1.348817 1.264181 1.231489 1.151154	0.000 0.000 0.000 0.000 0.000
Transamerica Asset Allocation - Growth VP - Service Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003	$ $ $ $ $	1.703320 1.511459 1.381416 1.240772 1.000000	$ $ $ $ $	1.790255 1.703320 1.511459 1.381416 1.240772	0.000 0.000 0.000 0.000 0.000

2

Subaccount	Year	2.30%
		Beginning AUV		Ending AUV		# Units
Transamerica Asset Allocation - Moderate VP - Service Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003	$ $ $ $ $	1.450650 1.334304 1.274074 1.172951 1.000000	$ $ $ $ $	1.527528 1.450650 1.334304 1.274074 1.172951	0.000 0.000 0.000 0.000 0.000
Transamerica Asset Allocation - Moderate Growth VP - Service Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003	$ $ $ $ $	1.579837 1.423364 1.327175 1.199864 1.000000	$ $ $ $ $	1.660836 1.579837 1.423364 1.327175 1.199864	0.000 0.000 0.000 0.000 0.000
Transamerica International Moderate Growth VP - Service Class(1) Subaccount Inception Date May 1, 2006	2007 2006	$ $	1.025414 1.000000	$ $	1.087356 1.025414	0.000 0.000
Transamerica BlackRock Large Cap Value VP - Service Class(1) Subaccount Inception Date May 1, 2000	2007 2006 2005 2004 2003	$ $ $ $ $	1.863272 1.634379 1.444602 1.252476 1.000000	$ $ $ $ $	1.900351 1.863272 1.634379 1.444602 1.252476	0.000 0.000 0.000 0.000 0.000
Transamerica Capital Guardian Global VP - Service Class(1) Subaccount Inception Date February 2, 1998	2007 2006 2005 2004 2003	$ $ $ $ $	1.687280 1.514051 1.409258 1.303565 1.000000	$ $ $ $ $	1.749798 1.687280 1.514051 1.409258 1.303565	0.000 0.000 0.000 0.000 0.000
Transamerica Capital Guardian U.S. Equity VP - Service Class(1) Subaccount Inception Date July 1, 1998	2007 2006 2005 2004 2003	$ $ $ $ $	1.481423 1.379317 1.330267 1.242941 1.000000	$ $ $ $ $	1.442279 1.481423 1.379317 1.330267 1.242941	0.000 0.000 0.000 0.000 0.000
Transamerica Capital Guardian Value VP - Service Class(1) Subaccount Inception Date July 3, 1997	2007 2006 2005 2004 2003	$ $ $ $ $	1.733414 1.525905 1.451947 1.276291 1.000000	$ $ $ $ $	1.583420 1.733414 1.525905 1.451947 1.276291	0.000 0.000 0.000 0.000 0.000
Transamerica Clarion Global Real Estate Securities VP - Service Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003	$ $ $ $ $	2.507320 1.807285 1.633413 1.261219 1.000000	$ $ $ $ $	2.281359 2.507320 1.807285 1.633413 1.261219	0.000 0.000 0.000 0.000 0.000
Transamerica JPMorgan Enhanced Index VP - Service Class(1) Subaccount Inception Date July 3, 1997	2007 2006 2005 2004 2003	$ $ $ $ $	1.484265 1.320678 1.309105 1.209751 1.000000	$ $ $ $ $	1.513129 1.484265 1.320678 1.309105 1.209751	0.000 0.000 0.000 0.000 0.000
Transamerica Jennison Growth VP - Service Class(1) Subaccount Inception Date July 3, 1997	2007 2006 2005 2004 2003	$ $ $ $ $	1.404338 1.413934 1.274091 1.197292 1.000000	$ $ $ $ $	1.527393 1.404338 1.413934 1.274091 1.197292	0.000 0.000 0.000 0.000 0.000
Transamerica Legg Mason Partners All Cap VP - Service Class(1) Subaccount Inception Date May 1, 2000	2007 2006 2005 2004 2003	$ $ $ $ $	1.585424 1.370990 1.351017 1.269268 1.000000	$ $ $ $ $	1.561428 1.585424 1.370990 1.351017 1.269268	0.000 0.000 0.000 0.000 0.000
Transamerica MFS High Yield VP - Service Class(1) Subaccount Inception Date June 2, 1998	2007 2006 2005 2004 2003	$ $ $ $ $	1.240057 1.146748 1.155681 1.079727 1.000000	$ $ $ $ $	1.232969 1.240057 1.146748 1.155681 1.079727	0.000 0.000 0.000 0.000 0.000
Transamerica MFS International Equity VP - Service Class(1) Subaccount Inception Date May 1, 2001	2007 2006 2005 2004 2003	$ $ $ $ $	1.841701 1.532659 1.394598 1.249023 1.000000	$ $ $ $ $	1.959722 1.841701 1.532659 1.394598 1.249023	0.000 0.000 0.000 0.000 0.000

3

Subaccount	Year	2.30%
		Beginning AUV		Ending AUV		# Units
Transamerica Marsico Growth VP - Service Class(1)(2) Subaccount Inception Date May 1, 2000	2007 2006 2005 2004 2003	$ $ $ $ $	1.410743 1.372359 1.297321 1.184729 1.000000	$ $ $ $ $	1.656477 1.410743 1.372359 1.297321 1.184729	0.000 0.000 0.000 0.000 0.000
Transamerica PIMCO Total Return VP - Service Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003	$ $ $ $ $	1.037254 1.021247 1.023862 1.005095 1.000000	$ $ $ $ $	1.103076 1.037254 1.021247 1.023862 1.005095	0.000 0.000 0.000 0.000 0.000
Transamerica T. Rowe Price Equity Income VP - Service Class(1) Subaccount Inception Date July 3, 1997	2007 2006 2005 2004 2003	$ $ $ $ $	1.596202 1.375508 1.355459 1.210437 1.000000	$ $ $ $ $	1.607834 1.596202 1.375508 1.355459 1.210437	0.000 0.000 0.000 0.000 0.000
Transamerica T. Rowe Price Growth Stock VP - Service Class(1) Subaccount Inception Date July 3, 1997	2007 2006 2005 2004 2003	$ $ $ $ $	1.478655 1.336935 1.291449 1.205923 1.000000	$ $ $ $ $	1.584040 1.478655 1.336935 1.291449 1.205923	0.000 0.000 0.000 0.000 0.000
Transamerica T. Rowe Price Small Cap VP - Service Class(1) Subaccount Inception Date May 1, 2000	2007 2006 2005 2004 2003	$ $ $ $ $	1.555483 1.539750 1.426709 1.325528 1.000000	$ $ $ $ $	1.661318 1.555483 1.539750 1.426709 1.325528	0.000 0.000 0.000 0.000 0.000
Transamerica Templeton Global VP - Service Class(3) Subaccount Inception Date October 9, 2000	2007 2006 2005 2004 2003	$ $ $ $ $	1.308891 1.130371 1.078330 1.200018 1.000000	$ $ $ $ $	1.470956 1.308891 1.130371 1.078330 1.200018	0.000 0.000 0.000 0.000 0.000
Transamerica Balanced VP - Service Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003	$ $ $ $ $	1.326386 1.247750 1.184125 1.092598 1.000000	$ $ $ $ $	1.469806 1.326386 1.247750 1.184125 1.092598	0.000 0.000 0.000 0.000 0.000
Transamerica Convertible Securities VP - Service Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003	$ $ $ $ $	1.388395 1.283534 1.268063 1.148118 1.000000	$ $ $ $ $	1.605198 1.388395 1.283534 1.268063 1.148118	0.000 0.000 0.000 0.000 0.000
Transamerica Equity VP - Service Class(1) Subaccount Inception Date May 1, 2000	2007 2006 2005 2004 2003	$ $ $ $ $	1.639549 1.547439 1.361322 1.204564 1.000000	$ $ $ $ $	1.859593 1.639549 1.547439 1.361322 1.204564	0.000 0.000 0.000 0.000 0.000
Transamerica Growth Opportunities VP - Service Class(1) Subaccount Inception Date May 1, 2001	2007 2006 2005 2004 2003	$ $ $ $ $	1.647839 1.606943 1.417914 1.245074 1.000000	$ $ $ $ $	1.976802 1.647839 1.606943 1.417914 1.245074	0.000 0.000 0.000 0.000 0.000
Transamerica Money Market VP - Service Class(1) Subaccount Inception Date July 3, 1997	2007 2006 2005 2004 2003	$ $ $ $ $	0.997075 0.976290 0.973119 0.988117 1.000000	$ $ $ $ $	1.020986 0.997075 0.976290 0.973119 0.988117	0.000 0.000 0.000 0.000 0.000
Transmerica Science & Technology VP - Service Class(1) Subaccount Inception Date May 1, 2001	2007 2006 2005 2004 2003	$ $ $ $ $	1.339587 1.359961 1.365772 1.299095 1.000000	$ $ $ $ $	1.734857 1.339587 1.359961 1.365772 1.299095	0.000 0.000 0.000 0.000 0.000

4

Subaccount	Year	2.30%
		Beginning AUV		Ending AUV		# Units
Transamerica U.S. Government Securities VP - Service Class(1) Subaccount Inception Date July 3, 1997	2007 2006 2005 2004 2003	$ $ $ $ $	1.001021 0.993588 0.996629 0.990855 1.000000	$ $ $ $ $	1.034970 1.001021 0.993588 0.996629 0.990855	0.000 0.000 0.000 0.000 0.000
Transamerica Van Kampen Active International Allocation VP - Service Class(1) Subaccount Inception Date July 3, 1997	2007 2006 2005 2004 2003	$ $ $ $ $	1.976560 1.641334 1.477827 1.306577 1.000000	$ $ $ $ $	2.226969 1.976560 1.641334 1.477827 1.306577	0.000 0.000 0.000 0.000 0.000
Transamerica Van Kampen Large Cap Core VP - Service Class(1) Subaccount Inception Date July 3, 1997	2007 2006 2005 2004 2003	$ $ $ $ $	1.445169 1.343168 1.259117 1.144742 1.000000	$ $ $ $ $	1.538823 1.445169 1.343168 1.259117 1.144742	0.000 0.000 0.000 0.000 0.000
Transamerica Van Kampen Mid-Cap Growth VP - Service Class(1) Subaccount Inception Date May 1, 2001	2007 2006 2005 2004 2003	$ $ $ $ $	1.390044 1.297496 1.236820 1.183500 1.000000	$ $ $ $ $	1.660767 1.390044 1.297496 1.236820 1.183500	0.000 0.000 0.000 0.000 0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003	$ $ $ $ $	1.582701 1.433493 1.390873 1.283810 1.000000	$ $ $ $ $	1.568020 1.582701 1.433493 1.390873 1.283810	0.000 0.000 0.000 0.000 0.000
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003	$ $ $ $ $	1.394062 1.344584 1.266759 1.218793 1.000000	$ $ $ $ $	1.522413 1.394062 1.344584 1.266759 1.218793	0.000 0.000 0.000 0.000 0.000
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2007 2006 2005 2004 2003	$ $ $ $ $	1.555119 1.359832 1.329897 1.223289 1.000000	$ $ $ $ $	1.593839 1.555119 1.359832 1.329897 1.223289	0.000 0.000 0.000 0.000 0.000
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date May 1, 2001	2007 2006 2005 2004 2003	$ $ $ $ $	1.320728 1.359749 1.211153 1.143646 1.000000	$ $ $ $ $	1.466605 1.320728 1.359749 1.211153 1.143646	0.000 0.000 0.000 0.000 0.000
Fidelity VIP - Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2007 2006 2005 2004 2003	$ $ $ $ $	1.723765 1.582402 1.387678 1.232790 1.000000	$ $ $ $ $	1.976331 1.723765 1.582402 1.387678 1.232790	0.000 0.000 0.000 0.000 0.000
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2007 2006 2005 2004 2003	$ $ $ $ $	1.646378 1.404275 1.360683 1.251476 1.000000	$ $ $ $ $	1.629640 1.646378 1.404275 1.360683 1.251476	0.000 0.000 0.000 0.000 0.000
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2001	2007 2006 2005 2004 2003	$ $ $ $ $	1.341444 1.287588 1.248415 1.238538 1.000000	$ $ $ $ $	1.660687 1.341444 1.287588 1.248415 1.238538	0.000 0.000 0.000 0.000 0.000
Fidelity -VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2007 2006 2005 2004 2003	$ $ $ $ $	2.140177 1.947702 1.688213 1.385512 1.000000	$ $ $ $ $	2.412649 2.140177 1.947702 1.688213 1.385512	0.000 0.000 0.000 0.000 0.000

5

Subaccount	Year	2.30%
		Beginning AUV		Ending AUV		# Units
Fidelity -VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003	$ $ $ $ $	1.857970 1.638305 1.636169 1.470410 1.000000	$ $ $ $ $	1.914774 1.857970 1.638305 1.636169 1.470410	0.000 0.000 0.000 0.000 0.000
Franklin Income Securities Fund - Class 2 Subaccount Inception Date May 1, 2007	2007		$1.000000		$0.964667	0.000
Mutual Shares Securities Fund - Class 2 Subaccount Inception Date May 1, 2007	2007		$1.000000		$0.958762	0.000
Templeton Foreign Securities Fund - Class 2 Subaccount Inception Date May 1, 2007	2007		$1.000000		$1.062783	0.000
Janus Aspen - Mid Cap Growth Portfolio - Service Class Subaccount Inception Date October 9, 2000	2007 2006 2005 2004 2003	$ $ $ $ $	1.785215 1.611720 1.471678 1.249731 1.000000	$ $ $ $ $	2.124234 1.785215 1.611720 1.471678 1.249731	0.000 0.000 0.000 0.000 0.000
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2007 2006 2005 2004 2003	$ $ $ $ $	1.499500 1.300600 1.260252 1.233478 1.000000	$ $ $ $ $	1.602829 1.499500 1.300600 1.260252 1.233478	0.000 0.000 0.000 0.000 0.000
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003	$ $ $ $ $	1.490522 1.350138 1.314944 1.266619 1.000000	$ $ $ $ $	1.489611 1.490522 1.350138 1.314944 1.266619	0.000 0.000 0.000 0.000 0.000
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003	$ $ $ $ $	1.328377 1.217344 1.213736 1.118395 1.000000	$ $ $ $ $	1.349448 1.328377 1.217344 1.213736 1.118395	0.000 0.000 0.000 0.000 0.000

6

Subaccount	Year	1.30%
		Beginning AUV		Ending AUV		# Units
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.420094 1.180417 1.161590 1.059451 0.805505 1.000000	$ $ $ $ $ $	1.427726 1.420094 1.180417 1.161590 1.059451 0.805505	2,105,701.597 2,648,655.884 2,907,096.139 3,361,070.025 3,414,445.67 2,171,702.06
BlackRock Global Allocation V.I Fund Subaccount Inception Date July 3, 1997	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.712096 1.488268 1.364102 1.208156 0.804321 1.000000	$ $ $ $ $ $	1.977480 1.712096 1.488268 1.364102 1.208156 0.804321	1,735,941.631 787,572.076 644,526.632 346,775.546 300,020.86 47,143.40
BlackRock High Current Income V.I Fund Subaccount Inception Date July 3, 1997	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.439422 1.332101 1.328841 1.203853 0.951877 1.000000	$ $ $ $ $ $	1.455193 1.439422 1.332101 1.328841 1.203853 0.951877	454,940.454 501,415.546 432,007.433 422,542.874 465,041.55 338,904.90
Transamerica American Century Large Company Value VP - Service Class(1) Subaccount Inception Date May 1, 2001	2007 2006 2005 2004 2003	$ $ $ $ $	1.671730 1.417763 1.383150 1.233271 1.000000	$ $ $ $ $	1.628168 1.671730 1.417763 1.383150 1.233271	172,982.438 152,170.517 235,782.113 188,929.190 0.000
Transamerica Asset Allocation - Conservative VP - Service Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003	$ $ $ $ $	1.398275 1.297758 1.251868 1.158727 1.000000	$ $ $ $ $	1.456065 1.398275 1.297758 1.251868 1.158727	5,216,196.100 3,886,872.531 1,677,885.584 428,274.768 0.000
Transamerica Asset Allocation - Growth VP - Service Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003	$ $ $ $ $	1.765771 1.551604 1.404276 1.248932 1.000000	$ $ $ $ $	1.874319 1.765771 1.551604 1.404276 1.248932	2,163,899.673 938,513.095 329,338.607 126,415.690 87,264.977
Transamerica Asset Allocation - Moderate VP - Service Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003	$ $ $ $ $	1.503812 1.369719 1.295146 1.180666 1.000000	$ $ $ $ $	1.599207 1.503812 1.369719 1.295146 1.180666	14,163,935.493 7,909,362.255 4,927,623.769 1,338,727.609 128,668.868
Transamerica Asset Allocation - Moderate Growth VP - Service Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003	$ $ $ $ $	1.637730 1.461149 1.349136 1.207772 1.000000	$ $ $ $ $	1.738795 1.637730 1.461149 1.349136 1.207772	24,872,688.743 13,522,017.467 6,357,297.689 981,191.180 0.000
Transamerica International Moderate Growth VP - Service Class(1) Subaccount Inception Date May 1, 2006	2007 2006	$ $	1.032112 1.000000	$ $	1.105324 1.032112	4,349,362.747 579,214.515
Transamerica BlackRock Large Cap Value VP - Service Class(1) Subaccount Inception Date May 1, 2000	2007 2006 2005 2004 2003	$ $ $ $ $	1.931542 1.677743 1.468479 1.260709 1.000000	$ $ $ $ $	1.989530 1.931542 1.677743 1.468479 1.260709	893,047.675 187,897.814 67,966.537 7,722.368 0.000
Transamerica Capital Guardian Global VP - Service Class(1) Subaccount Inception Date February 2, 1998	2007 2006 2005 2004 2003	$ $ $ $ $	1.749122 1.554244 1.432568 1.312143 1.000000	$ $ $ $ $	1.831931 1.749122 1.554244 1.432568 1.312143	207,586.580 144,639.962 53,616.520 0.000 0.000
Transamerica Capital Guardian U.S. Equity VP - Service Class(1) Subaccount Inception Date July 1, 1998	2007 2006 2005 2004 2003	$ $ $ $ $	1.535708 1.415922 1.352264 1.251112 1.000000	$ $ $ $ $	1.509983 1.535708 1.415922 1.352264 1.251112	103,824.929 79,118.807 76,586.316 0.000 0.000

7

Subaccount	Year	1.30%
		Beginning AUV		Ending AUV		# Units
Transamerica Capital Guardian Value VP - Service Class(1) Subaccount Inception Date July 3, 1997	2007 2006 2005 2004 2003	$ $ $ $ $	1.796930 1.566401 1.475955 1.284690 1.000000	$ $ $ $ $	1.657743 1.796930 1.566401 1.475955 1.284690	148,565.768 75,502.649 70,299.040 1,273.373 1,275.931
Transamerica Clarion Global Real Estate Securities VP - Service Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003	$ $ $ $ $	2.599171 1.855246 1.660425 1.269513 1.000000	$ $ $ $ $	2.388425 2.599171 1.855246 1.660425 1.269513	115,786.449 32,510.516 13,804.873 1,270.494 1,273.045
Transamerica JPMorgan Enhanced Index VP - Service Class(1) Subaccount Inception Date July 3, 1997	2007 2006 2005 2004 2003	$ $ $ $ $	1.538626 1.355718 1.330739 1.217705 1.000000	$ $ $ $ $	1.584114 1.538626 1.355718 1.330739 1.217705	282,253.450 161,462.875 217,023.827 158,504.779 0.000
Transamerica Jennison Growth VP - Service Class(1) Subaccount Inception Date July 3, 1997	2007 2006 2005 2004 2003	$ $ $ $ $	1.455795 1.451445 1.295150 1.205162 1.000000	$ $ $ $ $	1.599086 1.455795 1.451445 1.295150 1.205162	29,055.868 18,190.551 0.000 0.000 0.000
Transamerica Legg Mason Partners All Cap VP - Service Class(1) Subaccount Inception Date May 1, 2000	2007 2006 2005 2004 2003	$ $ $ $ $	1.643512 1.407373 1.373361 1.277605 1.000000	$ $ $ $ $	1.634710 1.643512 1.407373 1.373361 1.277605	301,674.907 305,464.369 366,245.080 277,326.833 48,001.647
Transamerica MFS High Yield VP - Service Class(1) Subaccount Inception Date June 2, 1998	2007 2006 2005 2004 2003	$ $ $ $ $	1.285516 1.177206 1.174817 1.086836 1.000000	$ $ $ $ $	1.290857 1.285516 1.177206 1.174817 1.086836	76,140.317 34,996.964 34,620.209 1,454.090 1,457.012
Transamerica MFS International Equity VP - Service Class(1) Subaccount Inception Date May 1, 2001	2007 2006 2005 2004 2003	$ $ $ $ $	1.909198 1.573346 1.417665 1.257247 1.000000	$ $ $ $ $	2.051695 1.909198 1.573346 1.417665 1.257247	339,178.588 111,225.153 11,388.922 9,149.813 650.772
Transamerica Marsico Growth VP - Service Class(1)(2) Subaccount Inception Date May 1, 2000	2007 2006 2005 2004 2003	$ $ $ $ $	1.462445 1.408780 1.318758 1.192513 1.000000	$ $ $ $ $	1.734221 1.462445 1.408780 1.318758 1.192513	965,236.773 565,971.364 598,783.292 263,698.513 99,540.462
Transamerica PIMCO Total Return VP - Service Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003	$ $ $ $ $	1.075309 1.048392 1.040825 1.011723 1.000000	$ $ $ $ $	1.154883 1.075309 1.048392 1.040825 1.011723	770,347.472 289,909.893 217,093.216 56,159.850 7,695.212
Transamerica T. Rowe Price Equity Income VP - Service Class(1) Subaccount Inception Date July 3, 1997	2007 2006 2005 2004 2003	$ $ $ $ $	1.654712 1.412035 1.377884 1.218401 1.000000	$ $ $ $ $	1.683307 1.654712 1.412035 1.377884 1.218401	234,159.447 84,401.342 60,489.347 39,245.791 0.000
Transamerica T. Rowe Price Growth Stock VP - Service Class(1) Subaccount Inception Date July 3, 1997	2007 2006 2005 2004 2003	$ $ $ $ $	1.532844 1.372412 1.312796 1.213849 1.000000	$ $ $ $ $	1.658397 1.532844 1.372412 1.312796 1.213849	47,056.518 24,087.959 14,879.622 23,075.489 0.000
Transamerica T. Rowe Price Small Cap VP - Service Class(1) Subaccount Inception Date May 1, 2000	2007 2006 2005 2004 2003	$ $ $ $ $	1.612498 1.580617 1.450314 1.334243 1.000000	$ $ $ $ $	1.739305 1.612498 1.580617 1.450314 1.334243	307,509.698 273,536.450 308,970.480 260,664.647 0.000

8

Subaccount	Year	1.30%
		Beginning AUV		Ending AUV		# Units
Transamerica Templeton Global VP - Service Class(3) Subaccount Inception Date October 9, 2000	2007 2006 2005 2004 2003	$ $ $ $ $	1.343616 1.149052 1.085463 1.207910 1.000000	$ $ $ $ $	0.762482 1.343616 1.149052 1.085463 1.207910	50,602.136 98,408.747 39,675.734 0.000 0.000
Transamerica Balanced VP - Service Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003	$ $ $ $ $	1.375028 1.280899 1.203735 1.099798 1.000000	$ $ $ $ $	1.538844 1.375028 1.280899 1.203735 1.099798	269,461.838 78,317.905 37,777.859 37,792.201 37,808.010
Transamerica Convertible Securities VP - Service Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003	$ $ $ $ $	1.439300 1.317623 1.289055 1.155678 1.000000	$ $ $ $ $	1.680554 1.439300 1.317623 1.289055 1.155678	157,635.350 106,058.671 22,150.089 0.000 0.000
Transamerica Equity VP - Service Class(1) Subaccount Inception Date May 1, 2000	2007 2006 2005 2004 2003	$ $ $ $ $	1.699640 1.588512 1.383835 1.212483 1.000000	$ $ $ $ $	1.946886 1.699640 1.588512 1.383835 1.212483	76,010.101 76,768.881 41,686.004 36,633.042 0.000
Transamerica Growth Opportunities VP - Service Class(1) Subaccount Inception Date May 1, 2001	2007 2006 2005 2004 2003	$ $ $ $ $	1.708229 1.649588 1.441358 1.253265 1.000000	$ $ $ $ $	2.069592 1.708229 1.649588 1.441358 1.253265	8,001.993 0.000 0.000 4,881.796 0.000
Transamerica Money Market VP - Service Class(1) Subaccount Inception Date July 3, 1997	2007 2006 2005 2004 2003	$ $ $ $ $	1.033653 1.002241 0.989235 0.994632 1.000000	$ $ $ $ $	1.068957 1.033653 1.002241 0.989235 0.994632	1,533,353.384 735,478.334 302,849.462 99,495.771 0.000
Transmerica Science & Technology VP - Service Class(1) Subaccount Inception Date May 1, 2001	2007 2006 2005 2004 2003	$ $ $ $ $	1.388698 1.396058 1.388348 1.307629 1.000000	$ $ $ $ $	1.816297 1.388698 1.396058 1.388348 1.307629	0.000 0.000 0.000 0.000 0.000
Transamerica U.S. Government Securities VP - Service Class(1) Subaccount Inception Date July 3, 1997	2007 2006 2005 2004 2003	$ $ $ $ $	1.037718 1.019980 1.013133 0.997393 1.000000	$ $ $ $ $	1.083556 1.037718 1.019980 1.013133 0.997393	231,851.222 113,369.453 74,528.813 2,362.731 93,421.703
Transamerica Van Kampen Active International Allocation VP - Service Class(1) Subaccount Inception Date July 3, 1997	2007 2006 2005 2004 2003	$ $ $ $ $	2.049025 1.684932 1.502279 1.315176 1.000000	$ $ $ $ $	2.331513 2.049025 1.684932 1.502279 1.315176	429,124.061 263,302.727 194,154.044 169,126.161 0.000
Transamerica Van Kampen Large Cap Core VP - Service Class(1) Subaccount Inception Date July 3, 1997	2007 2006 2005 2004 2003	$ $ $ $ $	1.498128 1.378817 1.279936 1.152270 1.000000	$ $ $ $ $	1.611051 1.498128 1.378817 1.279936 1.152270	96,075.454 5,267.910 0.000 0.000 0.000
Transamerica Van Kampen Mid-Cap Growth VP - Service Class(1) Subaccount Inception Date May 1, 2001	2007 2006 2005 2004 2003	$ $ $ $ $	1.441000 1.331937 1.257274 1.191283 1.000000	$ $ $ $ $	1.738726 1.441000 1.331937 1.257274 1.191283	46,604.257 22,163.613 16,840.027 2,523.381 0.000
PAM Transamerica U.S. Government Securities VP - Service Class(1) Subaccount Inception Date November 3, 2003	2007 2006 2005 2004 2003	$ $ $ $ $	1.037718 1.019980 1.013133 0.997393 1.000000	$ $ $ $ $	1.083556 1.037718 1.019980 1.013133 0.997393	231,851 0.000 0.000 0.000 0.000

9

Subaccount	Year	1.30%
		Beginning AUV		Ending AUV		# Units
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date July 3, 1997	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.267676 1.136976 1.092421 0.998447 0.758797 1.000000	$ $ $ $ $ $	1.268385 1.267676 1.136976 1.092421 0.998447 0.758797	505,873.079 512,366.564 594,234.042 631,925.715 637,032.408 369,892.836
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.192910 1.139348 1.062933 1.012659 0.794074 1.000000	$ $ $ $ $ $	1.315674 1.192910 1.139348 1.062933 1.012659 0.794074	34,438.774 36,060.789 57,401.494 66,742.343 85,718.017 74,397.449
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.347197 1.166530 1.129734 1.028983 0.788553 1.000000	$ $ $ $ $ $	1.394446 1.347197 1.166530 1.129734 1.028983 0.788553	434,288.805 632,782.229 491,700.765 476,678.882 591,928.339 386,716.768
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date May 1, 2001	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.134725 1.156857 1.020390 0.954070 0.783412 1.000000	$ $ $ $ $ $	1.272565 1.134725 1.156857 1.020390 0.954070 0.783412	496,877.158 447,009.324 448,473.359 830,901.693 784,197.432 337,594.326
Fidelity VIP - Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.574294 1.431098 1.242763 1.093234 0.863856 1.000000	$ $ $ $ $ $	1.822872 1.574294 1.431098 1.242763 1.093234 0.863856	1,871,035.174 1,264,575.302 1,133,572.721 1,017,226.398 1,163,723.293 678,634.412
Fidelity - VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.424871 1.203501 1.154787 1.051697 0.819327 1.000000	$ $ $ $ $ $	1.424382 1.424871 1.203501 1.154787 1.051697 0.819327	399,848.247 371,448.076 339,604.423 306,126.791 352,561.273 234,242.883
Fidelity - VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2001	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.087133 1.033325 0.992121 0.974625 0.744894 1.000000	$ $ $ $ $ $	1.359202 1.087133 1.033325 0.992121 0.974625 0.744894	364,962.258 310,526.836 328,824.419 325,882.574 272,176.821 188,359.748
Fidelity - VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.863182 1.679083 1.441197 1.171204 0.858157 1.000000	$ $ $ $ $ $	2.121232 1.863182 1.679083 1.441197 1.171204 0.858157	1,226,936.269 1,093,006.091 1,183,132.295 1,185,433.830 1,239,687.170 1,070,873.550
Fidelity - VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.514528 1.322459 1.307865 1.163843 0.749188 1.000000	$ $ $ $ $ $	1.576332 1.514528 1.322459 1.307865 1.163843 0.749188	776,405.916 782,501.272 913,314.278 950,157.451 891,402.824 659,038.652
Franklin Income Securities Fund - Class 2 Subaccount Inception Date May 1, 2007	2007		$1.00000		$0.971026	166,048.041
Mutual Shares Securities Fund - Class 2 Subaccount Inception Date May 1, 2007	2007		$1.00000		$0.965072	174,412.970

10

Subaccount	Year	1.30%
		Beginning AUV		Ending AUV		# Units
Templeton Foreign Securities Fund - Class 2 Subaccount Inception Date May 1, 2007	2007		$1.000000		$1.069777	31,734.287
Janus Aspen - Mid Cap Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.560633 1.395231 1.261578 1.060809 0.797389 1.000000	$ $ $ $ $ $	1.875424 1.560633 1.395231 1.261578 1.060809 0.797389	15,347.795 15,072.461 82,942.422 159,513.423 151,386.478 57,340.565
Janus Aspen - Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.194022 1.025549 0.984054 0.953700 0.781122 1.000000	$ $ $ $ $ $	1.288974 1.194022 1.025549 0.984054 0.953700 0.781122	521,646.526 460,374.057 474,187.759 572,726.174 544,209.967 293,214.223
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.193842 1.070861 1.032777 0.985079 0.747860 1.000000	$ $ $ $ $ $	1.204962 1.193842 1.070861 1.032777 0.985079 0.747860	354,652.217 325,379.535 281,556.736 334,379.449 278,449.912 160,754.242
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.286878 1.167818 1.153001 1.052023 0.918659 1.000000	$ $ $ $ $ $	1.320266 1.286878 1.167818 1.153001 1.052023 0.918659	836,584.310 744,289.126 459,483.215 412,928.596 486,595.310 255,922.368
Transamerica American Century Large Company Value VP - Initial Class(1) Subaccount Inception Date May 1, 2001	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.430194 1.210492 1.177364 1.047037 0.823545 1.000000	$ $ $ $ $ $	1.396009 1.430194 1.210492 1.177364 1.047037 0.823545	308,322.518 348,125.937 279,935.440 196,899.069 221,015.018 137,071.187
Transamerica Asset Allocation - Conservative VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.323313 1.224786 1.179538 1.089116 0.897589 1.000000	$ $ $ $ $ $	1.389635 1.323313 1.224786 1.179538 1.089116 0.897589	1,639,295.371 3,309,182.671 1,586,674.001 1,760,242.980 1,906,847.172 876,495.345
Transamerica Asset Allocation - Growth VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.483425 1.299672 1.172954 1.040631 0.805934 1.000000	$ $ $ $ $ $	1.577851 1.483425 1.299672 1.172954 1.040631 0.805934	1,142,235.347 1,695,508.291 1,716,854.272 2,020,827.821 1,664,016.395 854,486.148
Transamerica Asset Allocation - Moderate VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.375068 1.249478 1.177978 1.071274 0.869075 1.000000	$ $ $ $ $ $	1.465301 1.375068 1.249478 1.177978 1.071274 0.869075	7,058,685.729 8,086,436.726 6,717,430.594 6,823,843.260 6,650,434.374 2,846,225.738
Transamerica Asset Allocation - Moderate Growth VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.441971 1.283146 1.182586 1.055085 0.840459 1.000000	$ $ $ $ $ $	1.534546 1.441971 1.283146 1.182586 1.055085 0.840459	5,236,914.626 5,592,495.323 6,442,745.044 6,356,501.372 5,804,645.957 3,357,597.700

11

Subaccount	Year	1.30%
		Beginning AUV		Ending AUV		# Units
Transamerica BlackRock Large Cap Value VP - Initial Class(1) Subaccount Inception Date May 1, 2000	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.600985 1.387034 1.211837 1.037373 0.809708 1.000000	$ $ $ $ $ $	1.653630 1.600985 1.387034 1.211837 1.037373 0.809708	408,040.581 356,729.526 420,662.551 465,807.376 443,493.164 236,553.168
Transamerica Capital Guardian Global VP - Initial Class(1) Subaccount Inception Date February 2, 1998	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.475760 1.307639 1.202232 1.098404 0.808601 1.000000	$ $ $ $ $ $	1.548570 1.475760 1.307639 1.202232 1.098404 0.808601	962,209.004 1,056,272.173 973,075.229 955,599.429 830,077.482 625,870.167
Transamerica Capital Guardian U.S. Equity VP - Initial Class(1) Subaccount Inception Date July 1, 1998	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.319231 1.213677 1.156474 1.067291 0.792055 1.000000	$ $ $ $ $ $	1.300209 1.319231 1.213677 1.156474 1.067291 0.792055	1,211,511.135 1,339,022.026 1,203,195.773 1,611,534.272 1,649,789.133 1,226,256.128
Transamerica Capital Guardian Value VP - Initial Class(1) Subaccount Inception Date July 3, 1997	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.459676 1.269220 1.193653 1.036131 0.779903 1.000000	$ $ $ $ $ $	1.350305 1.459676 1.269220 1.193653 1.036131 0.779903	1,170,082.953 1,356,285.387 1,314,986.623 1,508,385.257 1,539,423.862 965,971.937
Transamerica Clarion Global Real Estate Securities VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	2.573569 1.832327 1.635687 1.247170 0.930745 1.000000	$ $ $ $ $ $	2.370020 2.573569 1.832327 1.635687 1.247170 0.930745	332,688.121 470,126.875 493,157.934 527,534.266 494,319.066 292,267.526
Transamerica JPMorgan Enhanced Index VP - Initial Class(1) Subaccount Inception Date July 3, 1997	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.302033 1.143780 1.119870 1.021871 0.802779 1.000000	$ $ $ $ $ $	1.343558 1.302033 1.143780 1.119870 1.021871 0.802779	355,020.538 398,254.033 481,878.811 429,131.773 444,036.351 248,378.848
Transamerica Jennison Growth VP - Initial Class(1) Subaccount Inception Date July 3, 1997	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.166632 1.159008 1.031770 0.957795 0.753450 1.000000	$ $ $ $ $ $	1.284175 1.166632 1.159008 1.031770 0.957795 0.753450	187,353.130 174,247.336 116,717.978 133,750.390 133,010.504 76,322.248
Transamerica Legg Mason Partners All Cap VP - Initial Class(1) Subaccount Inception Date May 1, 2000	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.328787 1.135338 1.105003 1.025659 0.768745 1.000000	$ $ $ $ $ $	1.325226 1.328787 1.135338 1.105003 1.025659 0.768745	781,485.367 943,616.981 952,347.725 1,182,161.415 1,090,111.057 422,351.461
Transamerica MFS High Yield VP - Initial Class(1) Subaccount Inception Date June 2, 1998	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.372181 1.252826 1.246462 1.150343 0.989712 0.954934	$ $ $ $ $ $	1.379583 1.372181 1.252826 1.246462 1.150343 0.989712	517,161.200 658,632.668 683,544.972 835,611.020 853,805.903 426,277.791
Transamerica MFS International Equity VP - Initial Class(1) Subaccount Inception Date May 1, 2001	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.496170 1.231481 1.105264 0.979225 0.791709 1.000000	$ $ $ $ $ $	1.612043 1.496170 1.231481 1.105264 0.979225 0.791709	398,119.837 442,854.473 473,430.930 468,813.006 483,606.412 201,773.940

12

Subaccount	Year	1.30%
		Beginning AUV		Ending AUV		# Units
Transamerica Marsico Growth VP - Initial Class(1) (2) Subaccount Inception Date May 1, 2000	2007 2006 2005 2004 2003	$ $ $ $ $	1.475008 1.418087 1.322924 1.193911 1.000000	$ $ $ $ $	1.753052 1.475008 1.418087 1.322924 1.193911	637,902.943 626,726.179 508,575.894 31,344.704 51,120.812
Transamerica PIMCO Total Return VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.168829 1.136148 1.124682 1.090330 1.052874 1.000000	$ $ $ $ $ $	1.257002 1.168829 1.136148 1.124682 1.090330 1.052874	3,485,248.199 3,620,587.833 3,517,784.087 3,617,838.035 3,612,769.754 2,318,021.651
Transamerica T. Rowe Price Equity Income VP - Initial Class(1) Subaccount Inception Date July 3, 1997	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.426503 1.214671 1.181867 1.042793 0.841110 1.000000	$ $ $ $ $ $	1.454816 1.426503 1.214671 1.181867 1.042793 0.841110	1,201,550.930 1,574,277.610 1,838,223.059 1,620,842.533 1,818,429.181 1,068,795.427
Transamerica T. Rowe Price Growth Stock VP - Initial Class(1) Subaccount Inception Date July 3, 1997	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.342311 1.199234 1.144273 1.055194 0.817448 1.000000	$ $ $ $ $ $	1.456316 1.342311 1.199234 1.144273 1.055194 0.817448	898,633.346 1,056,550.111 1,220,627.660 1,496,073.109 1,435,087.254 853,039.860
Transamerica T. Rowe Price Small Cap VP - Initial Class(1) Subaccount Inception Date May 1, 2000	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.254498 1.226760 1.123465 1.031215 0.744004 1.000000	$ $ $ $ $ $	1.357315 1.254498 1.226760 1.123465 1.031215 0.744004	617,950.246 719,982.672 884,833.769 951,825.476 1,060,864.160 539,694.275
Transamerica Templeton Global - Initial Class(3) Subaccount Inception Date October 9, 2000	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.388874 1.184338 1.116318 1.033137 0.825826 1.000000	$ $ $ $ $ $	0.789982 1.388874 1.184338 1.116318 1.033137 0.825826	47,882.769 107,515.521 42,495.629 18,101.734 18,876.611 25,480.593
Transamerica Balanced VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.332696 1.237092 1.160714 1.057833 0.940839 1.000000	$ $ $ $ $ $	1.494481 1.332696 1.237092 1.160714 1.057833 0.940839	69,160.673 73,801.759 83,067.528 85,354.474 100,544.543 63,625.690
Transamerica Convertible Securities VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.414865 1.292368 1.260191 1.127956 0.923984 1.000000	$ $ $ $ $ $	1.656873 1.414865 1.292368 1.260191 1.127956 0.923984	435,614.028 511,587.210 487,124.507 515,791.961 404,453.723 214,322.097
Transamerica Equity VP - Initial Class(1) Subaccount Inception Date May 1, 2000	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.541267 1.436101 1.248282 1.091940 0.842931 1.000000	$ $ $ $ $ $	1.769136 1.541267 1.436101 1.248282 1.091940 0.842931	596,898.693 744,910.617 649,576.011 686,814.993 206,485.414 154,745.090
Transamerica Growth Opportunities VP - Initial Class(1) Subaccount Inception Date May 1, 2001	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.407439 1.356483 1.182204 1.026868 0.792775 1.000000	$ $ $ $ $ $	1.710005 1.407439 1.356483 1.182204 1.026868 0.792775	303,405.622 473,984.055 429,145.363 484,459.259 166,651.503 162,427.490

13

Subaccount	Year	1.30%
		Beginning AUV		Ending AUV		# Units
Transamerica Money Market VP - Initial Class(1) Subaccount Inception Date July 3, 1997	2007 2006 2005 2004 2003	$ $ $ $ $	1.040621 1.006491 0.990971 0.993896 0.999405	$ $ $ $ $	1.078853 1.040621 1.006491 0.990971 0.993896	1,245,589.671 1,670,999.939 882,078.300 802,958.874 682,961.604
Transamerica Small/Mid Cap Value VP - Initial Class(1) Subaccount Inception Date July 3, 1997	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.766142 1.515446 1.351774 1.176997 0.624786 1.000000	$ $ $ $ $ $	2.174658 1.766142 1.515446 1.351774 1.176997 0.624786	84,426.601 154,140.280 165,773.954 177,107.523 184,776.166 270,032.372
Transamerica Science & Technology VP - Initial Class(1) Subaccount Inception Date May 1, 2001	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.140761 1.144051 1.135476 1.064476 0.714332 1.000000	$ $ $ $ $ $	1.494887 1.140761 1.144051 1.135476 1.064476 0.714332	143,115.532 101,604.054 110,389.063 101,125.242 44,642.094 18,332.298
Transamerica U.S. Government Securities VP - Initial Class(1) Subaccount Inception Date July 3, 1997	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.111955 1.090697 1.080729 1.059877 1.042912 1.000000	$ $ $ $ $ $	1.163996 1.111955 1.090697 1.080729 1.059877 1.042912	1,681,954.015 1,749,934.021 1,691,953.248 1,656,064.059 1,655,492.145 1,389,505.540
Transamerica Van Kampen Active International Allocation VP - Initial Class(1) Subaccount Inception Date July 3, 1997	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.695068 1.390238 1.237571 1.080388 0.824046 1.000000	$ $ $ $ $ $	1.934279 1.695068 1.390238 1.237571 1.080388 0.824046	826,628.424 675,580.718 533,353.634 307,262.736 257,636.614 99,636.670
Transamerica Van Kampen Large Cap Core VP - Initial Class(1) Subaccount Inception Date July 3, 1997	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.368013 1.255965 1.162777 1.044706 0.874009 1.000000	$ $ $ $ $ $	1.475270 1.368013 1.255965 1.162777 1.044706 0.874009	198,240.312 264,793.921 263,704.550 277,444.584 268,697.734 214,769.043
Transamerica Van Kampen MidCap Growth VP - Initial Class(1) Subaccount Inception Date May 1, 2001	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.115871 1.028462 0.968672 0.915881 0.723956 1.000000	$ $ $ $ $ $	1.349671 1.115871 1.028462 0.968672 0.915881 0.723956	359,870.597 469,414.663 655,196.035 700,102.325 646,387.625 415,655.829

(1)	Transamerica Series Trust – All underlying subaccounts under Transamerica Series Trust have added to and/or revised the subaccount name to include Transamerica at the beginning of the subaccount name and VP to the end of the subaccount name.
(2)	This subaccount was re-opened on May 1, 2003. If you purchased your policy before May 1, 2003, you may only invest in the Initial Class shares. If you purchased your policy on or after May 1, 2003, you may only invest in Service Class shares.
(3)	Formerly known as Templeton Transamerica Global.

The Transamerica Small/Mid Cap Value VP – Service Class, Transamerica Value Balanced VP – Service Class, Transamerica Index 50 VP – Service Class, Transamerica Index 75 VP – Service Class and Fidelity – VIP Balanced Portfolio – Service Class 2 had not commenced operations as of December 31, 2007 therefore, comparable data is not available.

14

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2008

to the

Prospectus Dated May 1, 2008

The following subaccounts are only available to owners that held an investment in these subaccounts prior to May 1, 2007. However, if any such owner surrenders all of his or her money from these subaccounts on or after May 1, 2007, owner may not reinvest in these subaccounts.

STI CLASSIC VARIABLE TRUST

Managed by STI Capital Management, Inc.

STI Classic Capital Appreciation Fund

STI Classic Large Cap Relative Value Fund

STI Classic Large Cap Value Equity Fund

STI Classic Mid-Cap Equity Fund

STI Classic Small Cap Value Equity Fund

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table and Expense Examples in the prospectus.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):

Lowest Gross	0.65%
Highest Net (after contractual waiver of fees and reimbursement of expenses)	1.39%
Highest Gross	1.51%

The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2007, and the base policy with the combination of available optional features or riders Annual Step-Up Death Benefit, Liquidity Rider, Additional Death Distribution+, and Living Benefits Ride with the highest fees and expenses of all available rider benefits. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2008

Expense Examples (Highest Gross):

If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):

One year	$1252
Three Years	$2247
Five Years	$3134
Ten Years	$5397

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):

One year	$532
Three Years	$1617
Five Years	$2684
Ten Years	$5397

If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):

One year	$1301
Three Years	$2388
Five Years	$2909
Ten Years	$5799

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):

One year	$581
Three Years	$1758
Five Years	$2909
Ten Years	$5799

Expense Examples (Highest Net):

If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):

One year	$1240
Three Years	$2213
Five Years	$3079
Ten Years	$5297

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):

One year	$520
Three Years	$1583
Five Years	$2629
Ten Years	$5297

If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):

One year	$1289
Three Years	$2355
Five Years	$2856
Ten Years	$5704

2

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):

One year	$569
Three Years	$1725
Five Years	$2856
Ten Years	$5704

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 3 in the body of the prospectus.

We have developed this variable annuity product in cooperation with SunTrust Securities, Inc. and its affiliates, and have included underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 5 in the body of the prospectus.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis.

Incoming Payments to the Company and TCI

Fund	Maximum Fee % of assets
RidgeWorth Variable Trust	0.25%

3

The following information hereby supplements the corresponding APPENDIX contained in the prospectus.

CONDENSED FINANCIAL INFORMATION

The total separate account annual expenses of 1.45%, 1.95% and 2.45% were not offered as of December 31, 2007, therefore condensed financial data is not available that reflects those total separate account annual expenses.

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2007. Should the total separate account expense applicable to your policy fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	1-800-525-6205
writing:	Transamerica Life Insurance Company
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, Iowa 52499-0001

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
RidgeWorth Variable Trust Large Cap Growth Stock Fund(1)(2) Subaccount Inception Date May 1, 2003	2007	$1.247986	$1.406124	0.000
	2006	$1.151890	$1.247986	0.000
	2005	$1.188990	$1.151890	0.000
	2004	$1.139468	$1.188990	0.000
	2003	$1.000000	$1.139468	0.000
RidgeWorth Variable Trust Large Cap Core Equity Fund(1)(3) Subaccount Inception Date May 1, 2003	2007	$1.659035	$1.634265	0.000
	2006	$1.460550	$1.659035	0.000
	2005	$1.370344	$1.460550	0.000
	2004	$1.226534	$1.370344	0.000
	2003	$1.000000	$1.226534	0.000
RidgeWorth Variable Trust Large Cap Value Equity Fund(1)(4) Subaccount Inception Date May 1, 2003	2007	$1.658385	$1.678519	0.000
	2006	$1.385248	$1.658385	0.000
	2005	$1.365818	$1.385248	0.000
	2004	$1.211950	$1.365818	0.000
	2003	$1.000000	$1.211950	0.000
RidgeWorth Variable Trust Mid-Cap Core Equity Fund(1)(5) Subaccount Inception Date May 1, 2003	2007	$1.760319	$1.809690	0.000
	2006	$1.626365	$1.760319	0.000
	2005	$1.455274	$1.626365	0.000
	2004	$1.274491	$1.455274	0.000
	2003	$1.000000	$1.274491	0.000
RidgeWorth Variable Trust Small Cap Value Equity Fund(1)(6) Subaccount Inception Date May 1, 2003	2007	$2.054919	$2.059769	0.000
	2006	$1.810481	$2.054919	0.000
	2005	$1.655036	$1.810481	0.000
	2004	$1.363404	$1.655036	0.000
	2003	$1.000000	$1.363404	0.000

(1)

The subaccount will only be available to owners that held an investment in this subaccount prior to May 1, 2007. However, if any such owner surrenders all of his or her money from this subaccount on or after May 1, 2007, that owner may not reinvest in this subaccount.

(2)	Formerly known as STI Classic Large Cap Growth Stock Fund.
(3)	Formerly known as STI Classic Large Cap Core Equity Fund.
(4)	Formerly known as STI Classic Large Cap Value Equity Fund.
(5)	Formerly known as STI Classic Mid-Cap Core Equity Fund.
(6)	Formerly known as STI Classic Small Cap Value Equity Fund.

4

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
RidgeWorth Variable Trust Large Cap Growth Stock Fund(1)(2) Subaccount Inception Date May 1, 2003	2007	$1.293731	$1.472130	13,142.295
	2006	$1.182476	$1.293731	14,339.678
	2005	$1.208669	$1.182476	13,702.779
	2004	$1.146969	$1.208669	13,065.303
	2003	$1.000000	$1.146969	5,678.182
RidgeWorth Variable Trust Large Cap Core Equity Fund(1)(3) Subaccount Inception Date May 1, 2003	2007	$1.719837	$1.710990	23,582.793
	2006	$1.499322	$1.719837	23,740.966
	2005	$1.393010	$1.499322	13,746.322
	2004	$1.234599	$1.393010	1,963.378
	2003	$1.000000	$1.234599	0.000
RidgeWorth Variable Trust Large Cap Value Equity Fund(1)(4) Subaccount Inception Date May 1, 2003	2007	$1.719152	$1.757307	1,253.127
	2006	$1.422017	$1.719152	968.897
	2005	$1.388406	$1.422017	724.166
	2004	$1.219923	$1.388406	252.088
	2003	$1.000000	$1.219923	0.000
RidgeWorth Variable Trust Mid-Cap Core Equity Fund(1)(5) Subaccount Inception Date May 1, 2003	2007	$1.824831	$1.894632	16,693.769
	2006	$1.669544	$1.824831	17,681.075
	2005	$1.479351	$1.669544	17,042.127
	2004	$1.282875	$1.479351	17,462.586
	2003	$1.000000	$1.282875	0.000
RidgeWorth Variable Trust Small Cap Value Equity Fund(1)(6) Subaccount Inception Date May 1, 2003	2007	$2.130244	$2.156476	149,843.162
	2006	$1.858547	$2.130244	202,816.614
	2005	$1.682412	$1.858547	214,564.313
	2004	$1.372373	$1.682412	192,385.645
	2003	$1.000000	$1.372373	0.000

(1)

The subaccount will only be available to owners that held an investment in this subaccount prior to May 1, 2007. However, if any such owner surrenders all of his or her money from this subaccount on or after May 1, 2007, that owner may not reinvest in this subaccount.

(2)	Formerly known as STI Classic Large Cap Growth Stock Fund.
(3)	Formerly known as STI Classic Large Cap Core Equity Fund.
(4)	Formerly known as STI Classic Large Cap Value Equity Fund.
(5)	Formerly known as STI Classic Mid-Cap Core Equity Fund.
(6)	Formerly known as STI Classic Small Cap Value Equity Fund.

[THIS SPACE INTENTIONALLY LEFT BLANK]

5

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2008

To The

Prospectus Dated May 1, 2008

The following investment choices are hereby added to your policy:

MTB GROUP OF FUNDS

Managed by MTB Investment Advisors, Inc.

MTB Large-Cap Growth Fund II

MTB Managed Allocation Fund – Aggressive Growth II

MTB Managed Allocation Fund – Conservative Growth II

MTB Managed Allocation Fund – Moderate Growth II

Sub-Advised by NWQ Investment Management Company

MTB Large-Cap Value Fund II

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table and Expense Examples in the prospectus.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):

Lowest Gross	0.65%
Highest Net (after contractual waiver of fees and reimbursement of expenses)	1.39%
Highest Gross	6.82%

The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2007, and the base policy with the combination of available optional features or riders Annual Step-Up Death Benefit, Liquidity Rider, Additional Death Distribution+, and Living Benefits Ride with the highest fees and expenses of all available rider benefits. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Examples (Highest Gross):

If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):

One year	$1763
Three Years	$3639
Five Years	$5240
Ten Years	$8648

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):

One year	$1043
Three Years	$3009
Five Years	$4790
Ten Years	$8648

If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):

One year	$1809
Three Years	$3758
Five Years	$4957
Ten Years	$8856

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):

One year	$1089
Three Years	$3128
Five Years	$4957
Ten Years	$8856

Expense Examples (Highest Net):

If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):

One year	$1240
Three Years	$2213
Five Years	$3079
Ten Years	$5297

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):

One year	$520
Three Years	$1583
Five Years	$2629
Ten Years	$5297

If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):

One year	$1289
Three Years	$2355
Five Years	$2856
Ten Years	$5704

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):

One year	$569
Three Years	$1725
Five Years	$2856
Ten Years	$5704

2

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 3 in the body of the prospectus.

We have developed this variable annuity product in cooperation with M&T Securities and its affiliates, and have included underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 5 in the body of the prospectus.

The chart below provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to the Company and TCI

Fund	Maximum Fee % of assets
MTB Group of Funds	0.35%

3

The following information hereby supplements the corresponding APPENDIX contained in the prospectus.

CONDENSED FINANCIAL INFORMATION

The total separate account annual expenses of 1.45%, 1.95% and 2.45% were not offered as of December 31, 2007, therefore condensed financial data is not available that reflects those total separate account annual expenses.

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding from the date of inception for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2007. Should the total separate account expense applicable to your policy fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	1-800-525-6205
writing:	Transamerica Life Insurance Company Attention: Customer Care Group 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001

Subaccount	Year	2.30%
		Beginning AUV	Ending AUV	# Units
MTB Large-Cap Growth Fund II Subaccount Inception Date May 1, 2004	2007	$1.090618	$1.163573	0.000
	2006	$1.010985	$1.090618	0.000
	2005	$1.013735	$1.010985	0.000
	2004	$1.000000	$1.013735	0.000
MTB Managed Allocation Fund – Aggressive Growth II Subaccount Inception Date May 1, 2005	2007	$1.196187	$1.259251	0.000
	2006	$1.065611	$1.196187	0.000
	2005	$1.000000	$1.065611	0.000
MTB Managed Allocation Fund – Conservative Growth II Subaccount Inception Date May 1, 2005	2007	$1.063346	$1.092876	0.000
	2006	$1.016986	$1.063346	0.000
	2005	$1.000000	$1.016986	0.000
MTB Managed Allocation – Moderate Growth II Subaccount Inception Date May 1, 2004	2007	$1.145836	$1.197106	0.000
	2006	$1.061506	$1.145836	0.000
	2005	$1.044125	$1.061506	0.000
	2004	$1.000000	$1.044125	0.000
MTB Large-Cap Value Fund II Subaccount Inception Date May 1, 2004	2007	$1.345127	$1.335332	0.000
	2006	$1.169994	$1.345127	0.000
	2005	$1.085174	$1.169994	0.000
	2004	$1.000000	$1.085174	0.000

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
MTB Large-Cap Growth Fund II Subaccount Inception Date May 1, 2004	2007	$1.119375	$1.206108	15,682.473
	2006	$1.027615	$1.119375	15,893.213
	2005	$1.020371	$1.027615	33,420.899
	2004	$1.000000	$1.020371	20,997.500
MTB Managed Allocation Fund – Aggressive Growth II Subaccount Inception Date May 1, 2005	2007	$1.215864	$1.292676	30,671.997
	2006	$1.072581	$1.215864	4,984.105
	2005	$1.000000	$1.072581	5,000.000
MTB Managed Allocation Fund – Conservative Growth II Subaccount Inception Date May 1, 2005	2007	$1.080822	$1.121871	4,969.537
	2006	$1.023630	$1.080822	101,631.123
	2005	$1.000000	$1.023630	5,000.000
MTB Managed Allocation – Moderate Growth II Subaccount Inception Date May 1, 2004	2007	$1.174699	$1.239441	1,004,159.188
	2006	$1.077644	$1.174699	1,078,612.892
	2005	$1.049665	$1.077644	1,225,604.627
	2004	$1.000000	$1.049665	854,405.512
MTB Large-Cap Value Fund II Subaccount Inception Date May 1, 2004	2007	$1.380707	$1.384266	68,319.410
	2006	$1.189231	$1.380707	76,512.518
	2005	$1.092265	$1.189231	16,393.462
	2004	$1.000000	$1.092265	0.000

4

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2008

to the

Prospectus Dated May 1, 2008

The following investment choices are hereby added to your policy:

THE HUNTINGTON FUNDS

Managed by Huntington Asset Advisors, Inc.

Huntington VA Dividend Capture Fund

Huntington VA Growth Fund

Huntington VA Income Equity Fund

Huntington VA International Equity Fund

Huntington VA Macro 100 Fund

Huntington VA Mid Corp America Fund

Huntington VA Mortgage Securities Fund

Huntington VA New Economy Fund

Huntington VA Real Strategies Fund

Huntington VA Rotating Markets Fund

Huntington VA Situs Fund

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table and Expense Examples in the prospectus.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):

Lowest Gross	0.65%
Highest Net (after contractual waiver of fees and reimbursement of expenses)	1.47%
Highest Gross	5.26%

The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2007, and the base policy with the combination of available optional features or riders with the highest fees and expenses of all available rider benefits. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Examples (Highest Gross):

If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):

One year	$1616
Three Years	$3255
Five Years	$4684
Ten Years	$7903

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):

One year	$896
Three Years	$2625
Five Years	$4234
Ten Years	$7903

If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):

One year	$1663
Three Years	$3380
Five Years	$4418
Ten Years	$8158

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):

One year	$943
Three Years	$2750
Five Years	$4418
Ten Years	$8158

Expense Examples (Highest Net):

If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):

One year	$1248
Three Years	$2236
Five Years	$3116
Ten Years	$5364

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):

One year	$528
Three Years	$1606
Five Years	$2666
Ten Years	$5364

If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):

One year	$1297
Three Years	$2377
Five Years	$2892
Ten Years	$5767

2

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):

One year	$577
Three Years	$1747
Five Years	$2892
Ten Years	$5767

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 3 in the body of the prospectus.

We have developed this variable annuity product in cooperation with Huntington and its affiliates, and have included underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

3

The following information hereby supplements the corresponding APPENDIX contained in the prospectus.

CONDENSED FINANCIAL INFORMATION

The total separate account annual expenses of 1.45%, 1.95% and 2.45% were not offered as of December 31, 2007, therefore condensed financial data is not available that reflects those total separate account annual expenses.

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2007. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us as:

calling:	(800) 525-6205
writing:	Transamerica Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001

	Year	2.30%
Subaccount		Beginning AUV	Ending AUV	# Units
Huntington VA Dividend Capture Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.944865	0
Huntington VA Growth Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.082774	0
Huntington VA Income Equity Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.975320	0
Huntington VA International Equity Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.074843	0
Huntington VA Macro 100 Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.950634	0
Huntington VA Mid Corp America Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.017648	0
Huntington VA Mortgage Securities Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.007287	0
Huntington VA New Economy Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.031829	0
Huntington VA Real Strategies Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.151206	0
Huntington VA Rotating Markets Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.040751	0
Huntington VA Situs Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.004142	0
Transamerica American Century Large Company Value VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.972873	0

4

Transamerica Asset Allocation – Conservative VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.021621	0
Transamerica Asset Allocation – Growth VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.025291	0
Transamerica Asset Allocation – Moderate VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.027483	0
Transamerica Asset Allocation – Moderate Growth VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.026855	0
Transamerica International Moderate Growth VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.033136	0
Transamerica BlackRock Large Cap Value VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.015775	0
Transamerica Capital Guardian Global VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.010624	0
Transamerica Capital Guardian U.S. Equity VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.950833	0
Transamerica Capital Guardian Value VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.919596	0
Transamerica Clarion Global Real Estate Securities VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.993844	0
Transamerica JPMorgan Enhanced Index VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.001564	0
Transamerica Jennison Growth VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.056481	0
Transamerica Legg Mason Partners All Cap VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.996641	0
Transamerica MFS High Yield VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.005573	0
Transamerica MFS International Equity VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.036627	0
Transamerica Marsico Growth VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.100049	0
Transamerica PIMCO Total Return VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.033798	0
Transamerica T. Rowe Price Equity Income VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.004055	0
Transamerica T. Rowe Price Growth Stock VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.034479	0
Transamerica T. Rowe Price Small Cap VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.010982	0
Transamerica Templeton Global VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.083756	0

5

Transamerica Balanced VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.061527	0
Transamerica Convertible Securities VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.083798	0
Transamerica Equity VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.094491	0
Transamerica Growth Opportunities VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.070339	0
Transamerica Money Market VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.006817	0
Transamerica Science & Technology VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.144159	0
Transamerica U.S. Government Securities VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.012081	0
Transamerica Van Kampen Active International Allocation VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.071258	0
Transamerica Van Kampen Large Cap Core VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.028636	0
Transamerica Van Kampen Mid-Cap Growth VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.086567	0
AIM V.I. Basic Value Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.992340	0
AIM V.I. Capital Appreciation Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.035605	0
AllianceBernstein Growth and Income Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.014050	0
AllianceBernstein Large Cap Growth Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.069811	0
Fidelity – VIP Contrafund® Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.066840	0
Fidelity – VIP Equity-Income Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.975486	0
Fidelity – VIP Growth Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.086361	0
Fidelity – VIP Mid Cap Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.033547	0
Fidelity – VIP Value Strategies Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.984009	0
Franklin Income Securities Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.998819	0
Mutual Shares Securities Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.008020	0

6

Templeton Foreign Securities Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.093480	0
Janus Aspen – Mid Cap Growth Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.079821	0
Janus Aspen – Worldwide Growth Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.002231	0
MFS New Discovery Series Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.972757	0
MFS Total Return Series Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.005707	0

7

	Year	2.00%
Subaccount		Beginning AUV	Ending AUV	# Units
Huntington VA Dividend Capture Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.945718	2,388
Huntington VA Growth Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.083751	4,158
Huntington VA Income Equity Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.976195	0
Huntington VA International Equity Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.075814	8,604
Huntington VA Macro 100 Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.951486	0
Huntington VA Mid Corp America Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.018568	0
Huntington VA Mortgage Securities Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.008192	0
Huntington VA New Economy Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.062786	0
Huntington VA Real Strategies Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.152244	1,979
Huntington VA Rotating Markets Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.041692	0
Huntington VA Situs Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.005055	4,466
Transamerica American Century Large Company Value VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.973758	0
Transamerica Asset Allocation – Conservative VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.022542	0
Transamerica Asset Allocation – Growth VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.026215	0
Transamerica Asset Allocation – Moderate VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.028406	0
Transamerica Asset Allocation – Moderate Growth VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.027781	0
Transamerica International Moderate Growth VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.034067	0
Transamerica BlackRock Large Cap Value VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.016693	4,445
Transamerica Capital Guardian Global VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.011541	0

8

Transamerica Capital Guardian U.S. Equity VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.951694	0
Transamerica Capital Guardian Value VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.920435	0
Transamerica Clarion Global Real Estate Securities VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.994744	0
Transamerica JPMorgan Enhanced Index VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.002465	0
Transamerica Jennison Growth VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.057436	0
Transamerica Legg Mason Partners All Cap VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.997541	0
Transamerica MFS High Yield VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.006477	7,617
Transamerica MFS International Equity VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.037565	0
Transamerica Marsico Growth VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.101049	0
Transamerica PIMCO Total Return VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.034733	14,990
Transamerica T. Rowe Price Equity Income VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.004954	0
Transamerica T. Rowe Price Growth Stock VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.035415	0
Transamerica T. Rowe Price Small Cap VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.011893	0
Transamerica Templeton Global VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.084730	0
Transamerica Balanced VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.062483	0
Transamerica Convertible Securities VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.084772	6,951
Transamerica Equity VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.095479	0
Transamerica Growth Opportunities VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.071314	0
Transamerica Money Market VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.007727	0
Transamerica Science & Technology VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.145195	0
Transamerica U.S. Government Securities VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.012993	0

9

Transamerica Van Kampen Active International Allocation VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.072230	0
Transamerica Van Kampen Large Cap Core VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.029566	0
Transamerica Van Kampen Mid-Cap Growth VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.087538	2,086
AIM V.I. Basic Value Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.993240	0
AIM V.I. Capital Appreciation Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.036543	0
AllianceBernstein Growth and Income Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.014961	0
AllianceBernstein Large Cap Growth Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.070778	0
Fidelity – VIP Contrafund® Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.067807	4,245
Fidelity – VIP Equity-Income Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.976364	4,622
Fidelity – VIP Growth Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.087339	2,095
Fidelity – VIP Mid Cap Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.034477	2,197
Fidelity – VIP Value Strategies Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.984893	0
Franklin Income Securities Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.999719	0
Mutual Shares Securities Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.008925	2,258
Templeton Foreign Securities Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.094471	0
Janus Aspen – Mid Cap Growth Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.080794	0
Janus Aspen – Worldwide Growth Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.003133	0
MFS New Discovery Series Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.973634	0
MFS Total Return Series Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.006614	0
PAM Transamerica U.S. Government Securities VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.012993	0

10

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Huntington VA Dividend Capture Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.946297	0
Huntington VA Growth Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.084400	3,771
Huntington VA Income Equity Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.976787	0
Huntington VA International Equity Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.076462	3,813
Huntington VA Macro 100 Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.952066	0
Huntington VA Mid Corp America Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.019183	0
Huntington VA Mortgage Securities Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.008801	0
Huntington VA New Economy Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.063425	0
Huntington VA Real Strategies Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.152941	0
Huntington VA Rotating Markets Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.042321	0
Huntington VA Situs Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.005660	2,709
Transamerica American Century Large Company Value VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.974341	0
Transamerica Asset Allocation – Conservative VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.023157	0
Transamerica Asset Allocation – Growth VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.026835	0
Transamerica Asset Allocation – Moderate VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.029029	0
Transamerica Asset Allocation – Moderate Growth VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.028404	0
Transamerica International Moderate Growth VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.034687	0
Transamerica BlackRock Large Cap Value VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.017303	639
Transamerica Capital Guardian Global VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.012145	0
Transamerica Capital Guardian U.S. Equity VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.952269	0

11

Transamerica Capital Guardian Value VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.920991	0
Transamerica Clarion Global Real Estate Securities VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.995347	0
Transamerica JPMorgan Enhanced Index VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.003075	0
Transamerica Jennison Growth VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.058075	0
Transamerica Legg Mason Partners All Cap VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.998140	0
Transamerica MFS High Yield VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.007090	0
Transamerica MFS International Equity VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.038186	633
Transamerica Marsico Growth VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.101711	604
Transamerica PIMCO Total Return VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.035355	5,220
Transamerica T. Rowe Price Equity Income VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.005559	0
Transamerica T. Rowe Price Growth Stock VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.036041	0
Transamerica T. Rowe Price Small Cap VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.012503	629
Transamerica Templeton Global VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.085384	310
Transamerica Balanced VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.063123	0
Transamerica Convertible Securities VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.085428	0
Transamerica Equity VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.096136	3,112
Transamerica Growth Opportunities VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.071957	0
Transamerica Money Market VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.008329	0
Transamerica Science & Technology VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.145886	0
Transamerica U.S. Government Securities VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.013606	0
Transamerica Van Kampen Active International Allocation VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.072876	610

12

Transamerica Van Kampen Large Cap Core VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.030188	0
Transamerica Van Kampen Mid-Cap Growth VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.088197	0
AIM V.I. Basic Value Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.993836	0
AIM V.I. Capital Appreciation Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.037166	0
AllianceBernstein Growth and Income Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.015574	0
AllianceBernstein Large Cap Growth Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.071423	615
Fidelity – VIP Contrafund® Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.068445	615
Fidelity – VIP Equity-Income Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.976956	0
Fidelity – VIP Growth Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.088004	0
Fidelity – VIP Mid Cap Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.035104	3,298
Fidelity – VIP Value Strategies Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.985489	0
Franklin Income Securities Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.000323	0
Mutual Shares Securities Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.009534	2,669
Templeton Foreign Securities Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.095130	308
Janus Aspen – Mid Cap Growth Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.081448	0
Janus Aspen – Worldwide Growth Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.003739	0
MFS New Discovery Series Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.974221	0
MFS Total Return Series Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.007224	2,676
PAM Transamerica U.S. Government Securities VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.013606	0

13

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Huntington VA Dividend Capture Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.947156	0
Huntington VA Growth Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.085387	0
Huntington VA Income Equity Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.977674	0
Huntington VA International Equity Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.077439	4,742
Huntington VA Macro 100 Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.952931	0
Huntington VA Mid Corp America Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.020107	2,829
Huntington VA Mortgage Securities Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.009717	58,744
Huntington VA New Economy Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.064393	2,752
Huntington VA Real Strategies Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.153984	0
Huntington VA Rotating Markets Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.043271	2,361
Huntington VA Situs Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.006571	7,794
Transamerica American Century Large Company Value VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.9575228	14,793
Transamerica Asset Allocation – Conservative VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.024086	0
Transamerica Asset Allocation – Growth VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.027767	0
Transamerica Asset Allocation – Moderate VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.029956	199,429
Transamerica Asset Allocation – Moderate Growth VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.029336	46,778
Transamerica International Moderate Growth VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.035629	0
Transamerica BlackRock Large Cap Value VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.018228	3,570
Transamerica Capital Guardian Global VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.013065	8,357

14

Transamerica Capital Guardian U.S. Equity VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.953135	11,748
Transamerica Capital Guardian Value VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.921823	15,025
Transamerica Clarion Global Real Estate Securities VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.996244	0
Transamerica JPMorgan Enhanced Index VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.003982	0
Transamerica Jennison Growth VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.059029	0
Transamerica Legg Mason Partners All Cap VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.999049	0
Transamerica MFS High Yield VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.008000	0
Transamerica MFS International Equity VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.039131	0
Transamerica Marsico Growth VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.102708	5,241
Transamerica PIMCO Total Return VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.036294	4,286
Transamerica T. Rowe Price Equity Income VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.006476	5,699
Transamerica T. Rowe Price Growth Stock VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.036977	0
Transamerica T. Rowe Price Small Cap VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.013423	0
Transamerica Templeton Global VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.086368	0
Transamerica Balanced VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.064092	0
Transamerica Convertible Securities VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.086412	0
Transamerica Equity VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.097130	0
Transamerica Growth Opportunities VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.072927	1,138
Transamerica Money Market VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.009244	0
Transamerica Science & Technology VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.146924	0
Transamerica U.S. Government Securities VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.014529	0

15

Transamerica Van Kampen Active International Allocation VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.073847	3,053
Transamerica Van Kampen Large Cap Core VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.031122	0
Transamerica Van Kampen Mid-Cap Growth VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.089186	0
AIM V.I. Basic Value Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.994737	0
AIM V.I. Capital Appreciation Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.038103	0
AllianceBernstein Growth and Income Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.016491	3,161
AllianceBernstein Large Cap Growth Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.072398	68,296
Fidelity – VIP Contrafund® Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.069412	7,696
Fidelity – VIP Equity-Income Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.977842	0
Fidelity – VIP Growth Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.088982	0
Fidelity – VIP Mid Cap Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.036042	1,176
Fidelity – VIP Value Strategies Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.986380	1,184
Franklin Income Securities Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.001223	2,177
Mutual Shares Securities Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.010455	5,653
Templeton Foreign Securities Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.096123	0
Janus Aspen – Mid Cap Growth Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.082425	1,174
Janus Aspen – Worldwide Growth Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.004655	0
MFS New Discovery Series Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.975109	1,204
MFS Total Return Series Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.008136	1,040
PAM Transamerica U.S. Government Securities VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.014529	9,692

16

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Huntington VA Dividend Capture Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.947728	15,890
Huntington VA Growth Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.086047	0
Huntington VA Income Equity Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.978261	11,874
Huntington VA International Equity Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.078090	4,212
Huntington VA Macro 100 Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.953507	0
Huntington VA Mid Corp America Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.020729	14,486
Huntington VA Mortgage Securities Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.010322	35,780
Huntington VA New Economy Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.065045	17,339
Huntington VA Real Strategies Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.154686	6,506
Huntington VA Rotating Markets Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.043900	14,858
Huntington VA Situs Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.007181	32,477
Transamerica American Century Large Company Value VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.975816	5,004
Transamerica Asset Allocation – Conservative VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.024708	0
Transamerica Asset Allocation – Growth VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.028389	0
Transamerica Asset Allocation – Moderate VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.030584	0
Transamerica Asset Allocation – Moderate Growth VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.029953	123,765
Transamerica International Moderate Growth VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.036252	1,145
Transamerica BlackRock Large Cap Value VP Subaccount Inception Date September 10, 2007	2007	$1.000000	1.018844	15,348
Transamerica Capital Guardian Global VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.013676	2,296
Transamerica Capital Guardian U.S. Equity VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.953711	0

17

Transamerica Capital Guardian Value VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.922385	2,048
Transamerica Clarion Global Real Estate Securities VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.996856	1,420
Transamerica JPMorgan Enhanced Index VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.004587	3,989
Transamerica Jennison Growth VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.059675	0
Transamerica Legg Mason Partners All Cap VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.999655	0
Transamerica MFS High Yield VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.008610	0
Transamerica MFS International Equity VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.039758	6,428
Transamerica Marsico Growth VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.103377	0
Transamerica PIMCO Total Return VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.036915	38,157
Transamerica T. Rowe Price Equity Income VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.007083	2,850
Transamerica T. Rowe Price Growth Stock VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.037606	5,497
Transamerica T. Rowe Price Small Cap VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.014038	0
Transamerica Templeton Global VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.087027	7,614
Transamerica Balanced VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.064735	0
Transamerica Convertible Securities VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.087071	14,599
Transamerica Equity VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.097797	0
Transamerica Growth Opportunities VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.073580	0
Transamerica Money Market VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.009855	0
Transamerica Science & Technology VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.147614	792
Transamerica U.S. Government Securities VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.015135	1,688
Transamerica Van Kampen Active International Allocation VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.074497	216

18

Transamerica Van Kampen Large Cap Core VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.031747	0
Transamerica Van Kampen Mid-Cap Growth VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.089850	0
AIM V.I. Basic Value Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.995338	5,608
AIM V.I. Capital Appreciation Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.038738	0
AllianceBernstein Growth and Income Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.017109	5,730
AllianceBernstein Large Cap Growth Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.073048	0
Fidelity – VIP Contrafund® Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.070062	58,108
Fidelity – VIP Equity-Income Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.978432	15,892
Fidelity – VIP Growth Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.089644	0
Fidelity – VIP Mid Cap Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.036668	1,259
Fidelity – VIP Value Strategies Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.986977	5,874
Franklin Income Securities Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.001835	38,333
Mutual Shares Securities Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.011066	17,713
Templeton Foreign Securities Fund Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.096786	29,320
Janus Aspen – Mid Cap Growth Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.083083	0
Janus Aspen – Worldwide Growth Portfolio Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.005257	0
MFS New Discovery Series Subaccount Inception Date September 10, 2007	2007	$1.000000	$0.975698	5,664
MFS Total Return Series Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.008747	12,056
PAM Transamerica U.S. Government Securities VP Subaccount Inception Date September 10, 2007	2007	$1.000000	$1.015135	62,595

Transamerica Small/Mid Cap Value VP – Service Class; Transamerica Value Balanced VP – Service Class; Transamerica Index 50 VP – Service Class and Transamerica Index 75 VP – Service Class had not commenced operation as of December 31, 2007, therefore, comparable data is not available.

19

STATEMENT OF ADDITIONAL INFORMATION

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA B

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica Landmark Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the current prospectus by calling (800) 525-6205, or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2008

2

3

GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative and Service Office — Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The earliest annuity commencement date is at least thirty days after you purchase your policy. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary — The person who has the right to the death benefit as set forth in the policy.

Business Day — A day when the New York Stock Exchange is open for regular trading.

Cash Value — The adjusted policy value less any applicable surrender charge or excess interest adjustment and rider fees (imposed upon surrender).

Code — The Internal Revenue Code of 1986, as amended.

Enrollment form — A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Excess Partial Surrender — The portion of a partial surrender (surrender) that exceeds the free amount.

4

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any surrender charge or excess interest adjustment.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, Income Select for Life Rider, and the Retirement Income Choice Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy — A policy other than a qualified policy.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information provided to us to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•

gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Premium Payment — An amount paid to the Company by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy — A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

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Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolios.

Supportable Payment — The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

Surrender Charge — A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received at the administrative and service office. For some transactions, the Company may accept an electronic notice, such as telephone instructions, instead of written notice. Such written or electronic notice must meet the requirements the Company establishes for such notices.

6

In order to supplement the description in the prospectus, the following provides additional information about Transamerica Life Insurance Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.

THE POLICY — GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with the Company’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless the Company has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment the Company has made or action the Company has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, then (a) the cash value generally must be distributed to the new owner within five years of the owner’s death, or (b) annuity payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements or riders thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between the Company and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

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Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, the Company will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by the Company shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by the Company due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to the Company.

Addition, Deletion, or Substitution of Investments

The Company cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. The Company retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. The Company reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the Company’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by the Company. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, the Company will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, the Company may, at its discretion, close a subaccount to new investment (either transfers or premium payments). Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in a portfolio of money market instruments. If a portfolio of money market instruments is unavailable, the Company will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, the Company also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing

8

subaccounts from the separate account, or combine subaccounts, or (5)add new underlying fund portfolios, or substitute a new fund for an existing fund.

Excess Interest Adjustment

Money that you surrender from, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). At the time you request a surrender, if interest rates set by the Company have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S	=	Gross amount being surrendered that is subject to the excess interest adjustment

G	=	Guaranteed interest rate in effect for the policy

C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.

*	=	multiplication

^	=	exponentiation

9

Example 1 (Full Surrender, rates increase by 3%):

Single premium:	$ 50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Premium	= 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .085
M = 42
Excess interest adjustment	= S * (G - C) * (M/12)
= 50,000.00 * (.055-.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value	= policy value + excess interest adjustment
= 54,181.21 + (-3,052.00) = 51,129.21
Portion of penalty-free amount which is deducted	= cumulative earnings
from cumulative earnings	= 4,181.21
Portion of penalty-free amount which is deducted	= 5,000 – 4,181.21
from premium	= 818.79
Surrender charges	= (50,000.00 – 818.79) * .08 = 3,934.50
Net surrender value at middle of policy year 2	= 51,129.21 - 3,934.50 = 47,194.71

Upon full surrender of the policy, the net surrender value will never be less than that required by the non-forfeiture laws of your state.

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

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Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$ 50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Premium	= 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .045
M = 42
Excess interest adjustment	= S * (G - C) * (M/12)
= 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Portion of penalty-free amount which is deducted	= cumulative earnings
from cumulative earnings	= 4,181.21
Portion of penalty-free amount which is deducted	= 5,000.00 – 4,181.21
from premium	= 818.79
Surrender charges	= (50,000.00 – 818.79) * .08 = 3,934.50
Net surrender value at middle of policy year 2	= 55,931.21 - 3,934.50 = 51,996.71

Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state.

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

On a partial surrender, the Company will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E + SC

R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E); where
EPW	=	the excess partial withdrawal amount.

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Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$ 50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000 (requested withdrawal amount after penalties); middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Premium	= 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment/surrender charge
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .065
M = 42
E = 15,818.79 * (.055 – .065) * (42/12) = -553.66
EPW = 20,000.00 - 5,000.00 = 15,000.00
To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1-surrender charge).
New EPW = 15,000/(1 – .08) = 16,304.35
SC = .08 * (16,304.35 – (-553.66)) = 1,348.64
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge)
= 54,181.21 - (20,000.00 - (-553.66) + 1,348.64) = 32,278.91

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

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Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$ 50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Premium	= 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment/surrender charge
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .045
M = 42
E = 15,818.79 * (.055 – .045) * (42/12) = 553.66
EPW = 20,000.00 – 5,000.00 = 15,000.00
To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1-surrender charge).
New EPW = 15,000/(1 – .08) = 16,304.35
SC = .08 * (16,304.35 – 553.66) = 1,260.06
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge)
= 54,181.21 - (20,000.00 – 553.66 + 1,260.06) = 33,474.81

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, the Company reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to the Company’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

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Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by the Company at its administrative and service office at least thirty (30) days prior to the annuity commencement date (elections less than 30 days require prior approval). If no election is made prior to the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) in a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount the Company has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells the Company in writing and the Company agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

14

Death Benefit

Adjusted Partial Surrender. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The reduction amount depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) plus (2) multiplied by (3), where:

(1)	is the amount of the gross partial surrender that is less than the remaining annual adjustment-free amount for the policy year. For any other death benefit, other than the Double Enhanced Death Benefit, this amount is equal to zero;

(2)	is the gross partial surrender amount that exceeds the annual adjustment-free amount (excess gross partial surrender);

(3)	is the adjustment factor = current death proceeds after the annual free surrender amount but prior to the excess gross partial surrender divided by the policy value after the free amount but prior to the gross partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$75,000
Current policy value before surrender	$50,000
Current death proceeds	$75,000
Remaining guaranteed minimum death benefit adjustment free amount	$3,000
Total Gross Partial Surrender	$15,494
Adjusted partial surrender = 3,000 + (15,494 – 3,000) * (75,000 – 3,000) / (50,000 – 3,000)	$22,140
New guaranteed minimum death benefit (after surrender) = 75,000 – 22,140	$52,860
New policy value (after surrender) = 50,000 – 15,494	$34,506

Summary:

Reduction in guaranteed minimum death benefit	= $	22,140
Reduction in policy value	= $	15,494

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

**	The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

Example 2 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$50,000
Current policy value before surrender	$75,000
Current death proceeds	$75,000
Remaining guaranteed minimum death benefit adjustment free surrender amount	$1,000
Total Gross Partial Surrender	$15,556
Adjusted partial surrender = 1,000 + (15,556 – 1,000) * (75,000 – 1,000) / (75,000 – 1,000)	$15,556
New guaranteed minimum death benefit (after surrender) = 50,000 – 15,556	$34,444
New policy value (after surrender) = 75,000 – 15,556	$59,444

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Summary:

Reduction in guaranteed minimum death benefit	= $	15,556
Reduction in policy value	= $	15,556

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

**	The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to the Company will constitute due proof of death.

Upon receipt (at our administrative and service office) of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as the Company has sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity

16

commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on the Company until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. The Company assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with the Company, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

The Company reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until the Company receives such evidence.

Non-Participating

The policy will not share in the Company’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by the Company and approved by one of the Company’s officers. No registered representative has authority to change or waive any provision of the policy.

The Company reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of the Company or its affiliated companies or their immediate family. In such a case, the Company in its discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs the Company experiences on those purchases. The Company may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which the Company is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

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Present Value of Future Variable Payments

The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your annuitization anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you. If the Initial Payment Guarantee is chosen, the stabilized variable annuity payment will equal the greater of the guaranteed payment or the supportable payment at that time.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

Assumed Investment Rate	5.0%
Life & 10 Year Certain
Male aged 65
First Variable Payment	$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012

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Hypothetical Changes in Annuity Units with Stabilized Payments*

December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher (or lower) expenses were charged, the numbers would be lower (or higher).

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner

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under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners,

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participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

We may make available, as options under the policy, certain guaranteed lifetime withdrawal benefits and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. Consult a qualified tax advisor before electing any of these benefits for a qualified policy.

We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($5,000 for 2008, $6,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the policies comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $116,000 for single filers, $169,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($5,000 for 2008, $6,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first

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contribution to any Roth IRA of the individual and made after attaining age 59 1/2 , to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2 , severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59 1/2.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a nongovernmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for

22

federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by the Company to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

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Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C) - E
D

Where:

A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
	Assume	A = $ 11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
	Assume	B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
	Assume	C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
	Assume	D = $ 11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees. Assume E totals 1.95% on an annual basis; On a daily basis, this equals 0.000052912.

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000052912 = Z = 1.014859369
(11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:

A =	The accumulation unit value for the immediately preceding valuation period.

Assume = $ X

B =	The net investment factor for the current valuation period.

Assume = Y

Then, the accumulation unit value = $X * Y = $ Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return.

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The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which the Company determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the policy value held in that subaccount (For calculating Initial Payment Guarantee annuity payments, the factor is higher at a rate of 2.50%).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit

Value and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where:

A =	annuity unit value for the immediately preceding valuation period.

Assume = $ X

B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.

Assume = Y

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C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.

Assume = Z

Then, the annuity unit value is:

$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

Where:

A =	The adjusted policy value as of the annuity commencement date.

Assume = $ X

B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.

Assume = $ Y

Then, the first monthly variable annuity payment =	$X * $Y	= $ Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where:

A =	The dollar amount of the first monthly variable annuity payment.

Assume = $ X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.

Assume = $ Y

Then, the number of annuity units =	$X	= Z
$ Y

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HISTORICAL PERFORMANCE DATA

Money Market Yields

The Company may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made.

The Company may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

27

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.

Other Subaccount Yields

The Company may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the money market subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charges and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI - ES)/(U - UV)) + 1)6 -1)

Where:

NI	=	Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.

ES	=	Expenses of the subaccount for the 30-day period.

U	=	The average number of units outstanding.

UV	=	The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount’s actual yield.

Total Returns

The Company may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

28

Total returns will be calculated using subaccount unit values which the Company calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.

ERV	=	The ending redeemable value of the hypothetical account at the end of the period.

P	=	A hypothetical initial payment of $1,000.

N	=	The number of years in the period.

Other Performance Data

The Company may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

The Company may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%:

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

The Company may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is

29

to reflect the financial strength of the Company. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA LIFE INSURANCE COMPANY

The Company is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine the Company’s contract liabilities and reserves so that the Division may determine the items are correct. The Company’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

The Company performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by the Company. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, the Company will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments the Company sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We have entered into a principal underwriting agreement with our affiliate, Transamerica Corporation, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.)

Effective May 1, 2007 TCI replaced our affiliate AFSG Securities Corporation (“AFSG”) as principal underwriter for the policies. TCI’s home office is located at 4600 S Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an

30

indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of banks and broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives are appointed as our insurance agents.

We and our affiliates provide paid-in capital to TCI and pay for TCI’s operating and other expenses, including overhead, legal and accounting fees. During fiscal year 2007, the amounts paid to TCI in connection with all policies sold through the separate account were $58,122,474. TCI passes through commissions it receives to selling firms for their sales and does not retain any portion of them.

During fiscal years 2007, 2006, and 2005, the amounts paid to AFSG in connection with all policies sold through the separate account were $28,663,654, $53,634,702, and $48,422,853, respectively. AFSG passes through commissions it receives to selling firms for their sales and does not retain any portion of them.

We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, the Company will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

31

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. The Company will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by the Company in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

The Company makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

The Company holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from the Company’s general account assets. The Company maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by the Company’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of the Company.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to the Company relating to certain matters under the federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Financial statements of the Transamerica Landmark Variable Annuity subaccounts of Separate Account VA B, which are available for investment by Transamerica Landmark Variable Annuity policy owners on December 31, 2007 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.

32

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FOR MERRILL LYNCH

Financial statements of the ML subaccounts of Separate Account VA B, which are available for investment by Transamerica Landmark Variable Annuity Merrill Lynch contract owners on December 31, 2007 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by Transamerica Landmark Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

FINANCIAL STATEMENTS FOR MERRILL LYNCH

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of the ML subaccounts of Separate Account VA B, which are available for investment by Transamerica Landmark Variable Annuity contract owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

33

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The total separate account annual expenses of 1.45%, 1.95% and 2.45% were not offered as of December 31, 2007, therefore condensed financial data is not available that reflects these total separate account annual expenses.

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MTB Large-Cap Growth Fund II	2007	$1.090618	$1.163573	0.000
Subaccount Inception Date May 1, 2004	2006	$1.010985	$1.090618	0.000
	2005	$1.013735	$1.010985	0.000
	2004	$1.000000	$1.013735	0.000
MTB Managed Allocation Fund – Aggressive Growth II	2007	$1.196187	$1.259251	0.000
Subaccount Inception Date May 1, 2005	2006	$1.065611	$1.196187	0.000
	2005	$1.000000	$1.065611	0.000
MTB Managed Allocation Fund – Conservative Growth II	2007	$1.063346	$1.092876	0.000
Subaccount Inception Date May 1, 2005	2006	$1.016986	$1.063346	0.000
	2005	$1.000000	$1.016986	0.000
MTB Managed Allocation Fund – Moderate Growth II	2007	$1.145836	$1.197106	0.000
Subaccount Inception Date May 1, 2004	2006	$1.061506	$1.145836	0.000
	2005	$1.044125	$1.061506	0.000
	2004	$1.000000	$1.044125	0.000
MTB Large-Cap Value Fund II	2007	$1.345127	$1.335332	0.000
Subaccount Inception Date May 1, 2004	2006	$1.169994	$1.345127	0.000
	2005	$1.085174	$1.169994	0.000
	2004	$1.000000	$1.085174	0.000

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MTB Large-Cap Growth Fund II	2007	$1.099160	$1.176143	0.000
Subaccount Inception Date May 1, 2004	2006	$1.015949	$1.099160	0.000
	2005	$1.015726	$1.015949	0.000
	2004	$1.000000	$1.015726	0.000
MTB Managed Allocation Fund – Aggressive Growth II	2007	$1.202038	$1.269162	0.000
Subaccount Inception Date May 1, 2005	2006	$1.067692	$1.202038	0.000
	2005	$1.000000	$1.067692	0.000
MTB Managed Allocation Fund – Conservative Growth II	2007	$1.068541	$1.101475	0.000
Subaccount Inception Date May 1, 2005	2006	$1.018966	$1.068541	0.000
	2005	$1.000000	$1.018966	0.000
MTB Managed Allocation Fund – Moderate Growth II	2007	$1.153621	$1.208795	19,652
Subaccount Inception Date May 1, 2004	2006	$1.065602	$1.153621	19,806.879
	2005	$1.045097	$1.065602	19,983.119
	2004	$1.000000	$1.045097	20,165.835
MTB Large-Cap Value Fund II	2007	$1.355678	$1.349791	0.000
Subaccount Inception Date May 1, 2004	2006	$1.175720	$1.355678	0.000
	2005	$1.087296	$1.175720	0.000
	2004	$1.000000	$1.087296	0.000

34

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MTB Large-Cap Growth Fund II	2007	$1.104865	$1.185490	0.000
Subaccount Inception Date May 1, 2004	2006	$1.019246	$1.104865	0.000
	2005	$1.017036	$1.019246	0.000
	2004	$1.000000	$1.017036	0.000
MTB Managed Allocation Fund – Aggressive Growth II	2007	$1.205953	$1.275808	0.000
Subaccount Inception Date May 1, 2005	2006	$1.069080	$1.205953	0.000
	2005	$1.000000	$1.069080	0.000
MTB Managed Allocation Fund – Conservative Growth II	2007	$1.072027	$1.107245	149,280
Subaccount Inception Date May 1, 2005	2006	$1.020296	$1.072027	0.000
	2005	$1.000000	$1.020296	0.000
MTB Managed Allocation Fund – Moderate Growth II	2007	$1.159420	$1.217292	83,418
Subaccount Inception Date May 1, 2004	2006	$1.068861	$1.159420	85,008.688
	2005	$1.046243	$1.068861	86,103.421
	2004	$1.000000	$1.046243	0.000
MTB Large-Cap Value Fund II	2007	$1.362770	$1.359541	0.000
Subaccount Inception Date May 1, 2004	2006	$1.179556	$1.362770	0.000
	2005	$1.088712	$1.179556	0.000
	2004	$1.000000	$1.088712	0.000

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MTB Large-Cap Growth Fund II	2007	$1.113542	$1.197442	1,414
Subaccount Inception Date May 1, 2004	2006	$1.024253	$1.113542	0.000
	2005	$1.019033	$1.024253	0.000
	2004	$1.000000	$1.019033	0.000
MTB Managed Allocation Fund – Aggressive Growth II	2007	$1.211884	$1.285893	0.000
Subaccount Inception Date May 1, 2005	2006	$1.071175	$1.211884	0.000
	2005	$1.000000	$1.071175	0.000
MTB Managed Allocation Fund – Conservative Growth II	2007	$1.077291	$1.115984	0.000
Subaccount Inception Date May 1, 2005	2006	$1.022293	$1.077291	0.000
	2005	$1.000000	$1.022293	0.000
MTB Managed Allocation Fund – Moderate Growth II	2007	$1.168568	$1.230533	206,517
Subaccount Inception Date May 1, 2004	2006	$1.077644	$1.168568	215,620.415
	2005	$1.049665	$1.077644	216,806.390
	2004	$1.000000	$1.049665	352,911.490
MTB Large-Cap Value Fund II	2007	$1.373499	$1.374314	1,187
Subaccount Inception Date May 1, 2004	2006	$1.185351	$1.373499	0.000
	2005	$1.090843	$1.185351	0.000
	2004	$1.000000	$1.090843	0.000

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MTB Large-Cap Growth Fund II	2007	$1.119375	$1.206108	15,682
Subaccount Inception Date May 1, 2004	2006	$1.027615	$1.119375	15,893.213
	2005	$1.020371	$1.027615	33,420.899
	2004	$1.000000	$1.020371	20,997.500
MTB Managed Allocation Fund – Aggressive Growth II	2007	$1.215864	$1.292676	30,672
Subaccount Inception Date May 1, 2005	2006	$1.072581	$1.215864	4,984.105
	2005	$1.000000	$1.072581	5,000.000

35

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MTB Managed Allocation Fund – Conservative Growth II	2007	$1.080822	$1.121871	4,970
Subaccount Inception Date May 1, 2005	2006	$1.023630	$1.080822	101,631.123
	2005	$1.000000	$1.023630	5,000.000
MTB Managed Allocation Fund – Moderate Growth II	2007	$1.174699	$1.239441	1,004,159
Subaccount Inception Date May 1, 2004	2006	$1.077644	$1.174699	1,078,612.892
	2005	$1.049665	$1.077644	1,225,604.627
	2004	$1.000000	$1.049665	854,405.512
MTB Large-Cap Value Fund II	2007	$1.380707	$1.384266	68,319
Subaccount Inception Date May 1, 2004	2006	$1.189231	$1.380707	76,512.518
	2005	$1.092265	$1.189231	16,393.462
	2004	$1.000000	$1.092265	0.000

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
RidgeWorth Variable Trust Large Cap Growth Stock Fund(1)	2007	$1.247986	$1.406124	0.000
Subaccount Inception Date May 1, 2003	2006	$1.151890	$1.247986	0.000
	2005	$1.188990	$1.151890	0.000
	2004	$1.139468	$1.188990	0.000
	2003	$1.000000	$1.139468	0.000
RidgeWorth Variable Trust Large Cap Core Equity Fund(2)	2007	$1.659035	$1.634265	0.000
Subaccount Inception Date May 1, 2003	2006	$1.460550	$1.659035	0.000
	2005	$1.370344	$1.460550	0.000
	2004	$1.226534	$1.370344	0.000
	2003	$1.000000	$1.226534	0.000
RidgeWorth Variable Trust Large Cap Value Equity Fund(3)	2007	$1.658385	$1.678519	0.000
Subaccount Inception Date May 1, 2003	2006	$1.385248	$1.658385	0.000
	2005	$1.365818	$1.385248	0.000
	2004	$1.211950	$1.365818	0.000
	2003	$1.000000	$1.211950	0.000
RidgeWorth Variable Trust Mid-Cap Core Equity Fund(4)	2007	$1.760319	$1.809690	0.000
Subaccount Inception Date May 1, 2003	2006	$1.626365	$1.760319	0.000
	2005	$1.455274	$1.626365	0.000
	2004	$1.274491	$1.455274	0.000
	2003	$1.000000	$1.274491	0.000
RidgeWorth Variable Trust Small Cap Value Equity Fund(5)	2007	$2.054919	$2.059769	0.000
Subaccount Inception Date May 1, 2003	2006	$1.810481	$2.054919	0.000
	2005	$1.655036	$1.810481	0.000
	2004	$1.363404	$1.655036	0.000
	2003	$1.000000	$1.363404	0.000

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
RidgeWorth Variable Trust Large Cap Growth Stock Fund(1)	2007	$1.261504	$1.425557	11,477
Subaccount Inception Date May 1, 2003	2006	$1.160958	$1.261504	11,579.129
	2005	$1.194849	$1.160958	11,576.790
	2004	$1.141707	$1.194849	10,878.039
	2003	$1.000000	$1.141707	0.000

36

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
RidgeWorth Variable Trust Large Cap Core Equity Fund(2)	2007	$1.676996	$1.656856	8,627
Subaccount Inception Date May 1, 2003	2006	$1.472053	$1.676996	11,781.229
	2005	$1.377100	$1.472053	12,200.384
	2004	$1.228948	$1.377100	12,728.495
	2003	$1.000000	$1.228948	0.000
RidgeWorth Variable Trust Large Cap Value Equity Fund(3)	2007	$1.676315	$1.701695	0.000
Subaccount Inception Date May 1, 2003	2006	$1.396136	$1.676315	0.000
	2005	$1.372525	$1.396136	0.000
	2004	$1.214327	$1.372525	0.000
	2003	$1.000000	$1.214327	0.000
RidgeWorth Variable Trust Mid-Cap Core Equity Fund(4)	2007	$1.779386	$1.834701	3,994
Subaccount Inception Date May 1, 2003	2006	$1.639174	$1.779386	4,103.397
	2005	$1.462443	$1.639174	4,183.265
	2004	$1.276996	$1.462443	4,601.502
	2003	$1.000000	$1.276996	0.000
RidgeWorth Variable Trust Small Cap Value Equity Fund(5)	2007	$2.077162	$2.088223	60,534
Subaccount Inception Date May 1, 2003	2006	$1.824731	$2.077162	63,892.678
	2005	$1.663179	$1.824731	56,065.282
	2004	$1.366088	$1.663179	22,029.875
	2003	$1.000000	$1.366088	0.000

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
RidgeWorth Variable Trust Large Cap Growth Stock Fund(1)	2007	$1.270598	$1.438679	21,577
Subaccount Inception Date May 1, 2003	2006	$1.167045	$1.270598	22,142.986
	2005	$1.198775	$1.167045	22,977.966
	2004	$1.143208	$1.198775	18,999.491
	2003	$1.000000	$1.143208	7,870.852
RidgeWorth Variable Trust Large Cap Core Equity Fund(2)	2007	$1.689082	$1.672094	29,017
Subaccount Inception Date May 1, 2003	2006	$1.479763	$1.689082	26,990.091
	2005	$1.381604	$1.479763	27,783.044
	2004	$1.230550	$1.381604	14,913.135
	2003	$1.000000	$1.230550	0.000
RidgeWorth Variable Trust Large Cap Value Equity Fund(3)	2007	$1.688411	$1.717354	74,246
Subaccount Inception Date May 1, 2003	2006	$1.403464	$1.688411	164,368.137
	2005	$1.377034	$1.403464	150,286.338
	2004	$1.215917	$1.377034	151,357.767
	2003	$1.000000	$1.215917	0.000
RidgeWorth Variable Trust Mid-Cap Core Equity Fund(4)	2007	$1.792203	$1.851567	17,399
Subaccount Inception Date May 1, 2003	2006	$1.647767	$1.792203	17,262.429
	2005	$1.467228	$1.647767	17,321.205
	2004	$1.278668	$1.467228	18,545.120
	2003	$1.000000	$1.278668	0.000
RidgeWorth Variable Trust Small Cap Value Equity Fund(5)	2007	$2.092175	$2.107478	15,101
Subaccount Inception Date May 1, 2003	2006	$1.834318	$2.092175	14,747.617
	2005	$1.668650	$1.834318	15,597.147
	2004	$1.367882	$1.668650	16,336.290
	2003	$1.000000	$1.367882	0.000

37

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
RidgeWorth Variable Trust Large Cap Growth Stock Fund(1)	2007	$1.284415	$1.458630	36,245
Subaccount Inception Date May 1, 2003	2006	$1.176268	$1.284415	40,720.523
	2005	$1.204693	$1.176268	43,829.708
	2004	$1.145462	$1.204693	46,319.243
	2003	$1.000000	$1.145462	0.000
RidgeWorth Variable Trust Large Cap Core Equity Fund(2)	2007	$1.707444	$1.695292	9,784
Subaccount Inception Date May 1, 2003	2006	$1.491451	$1.707444	9,831.630
	2005	$1.388432	$1.491451	9,822.289
	2004	$1.232978	$1.388432	0.000
	2003	$1.000000	$1.232978	0.000
RidgeWorth Variable Trust Large Cap Value Equity Fund(3)	2007	$1.706775	$1.741204	15,188
Subaccount Inception Date May 1, 2003	2006	$1.414559	$1.706775	16,145.027
	2005	$1.383839	$1.414559	16,228.370
	2004	$1.218317	$1.383839	16,704.188
	2003	$1.000000	$1.218317	0.000
RidgeWorth Variable Trust Mid-Cap Core Equity Fund(4)	2007	$1.811705	$1.877278	0.000
Subaccount Inception Date May 1, 2003	2006	$1.660793	$1.811705	0.000
	2005	$1.474497	$1.660793	217.294
	2004	$1.281197	$1.474497	2,590.722
	2003	$1.000000	$1.281197	0.000
RidgeWorth Variable Trust Small Cap Value Equity Fund(5)	2007	$2.114916	$2.136705	21,981
Subaccount Inception Date May 1, 2003	2006	$1.848804	$2.114916	23,720.628
	2005	$1.676891	$1.848804	25,814.391
	2004	$1.370574	$1.676891	30,390.535
	2003	$1.000000	$1.370574	0.000

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
RidgeWorth Variable Trust Large Cap Growth Stock Fund(1)	2007	$1.293731	$1.472130	13,142.295
Subaccount Inception Date May 1, 2003	2006	$1.182476	$1.293731	14,339.678
	2005	$1.208669	$1.182476	13,702.779
	2004	$1.146969	$1.208669	13,065.303
	2003	$1.000000	$1.146969	5,678.182
RidgeWorth Variable Trust Large Cap Core Equity Fund(2)	2007	$1.719837	$1.710990	23,582.793
Subaccount Inception Date May 1, 2003	2006	$1.499322	$1.719837	23,740.996
	2005	$1.393010	$1.499322	13,746.322
	2004	$1.234599	$1.393010	1,963.378
	2003	$1.000000	$1.234599	0.000
RidgeWorth Variable Trust Large Cap Value Equity Fund(3)	2007	$1.719152	$1.757307	1,253.127
Subaccount Inception Date May 1, 2003	2006	$1.422017	$1.719152	968.897
	2005	$1.388406	$1.422017	724.166
	2004	$1.219923	$1.388406	252.088
	2003	$1.000000	$1.219923	0.000
RidgeWorth Variable Trust Mid-Cap Core Equity Fund(4)	2007	$1.824831	$1.894632	16,693.769
Subaccount Inception Date May 1, 2003	2006	$1.669544	$1.824831	17,681.075
	2005	$1.479351	$1.669544	17,042.127
	2004	$1.282875	$1.479351	17,462.586
	2003	$1.000000	$1.282875	0.000

38

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
RidgeWorth Variable Trust Small Cap Value Equity Fund(5)	2007	$2.130244	$2.156476	149,843.162
Subaccount Inception Date May 1, 2003	2006	$1.858547	$2.130244	202,816.614
	2005	$1.682412	$1.858547	217,564.313
	2004	$1.372373	$1.682412	192,385.645
	2003	$1.000000	$1.372373	0.000

(1)	Formerly known as STI Classic Large Cap Growth Stock Fund.

(2)	Formerly known as STI Classic Large Cap Core Equity Fund.

(3)	Formerly known as STI Classic Large Cap Value Equity Fund.

(4)	Formerly known as STI Classic Mid-Cap Core Equity Fund.

(5)	Formerly known as STI Class Small Cap Value Equity Fund.

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service	2007	$1.612659	$1.555195	0.000
Class(1)	2006	$1.381110	$1.612659	0.000
Subaccount Inception Date May 1, 2001	2005	$1.360651	$1.381110	0.000
	2004	$1.225218	$1.360651	0.000
	2003	$1.000000	$1.225218	0.000
Transamerica Asset Allocation – Conservative VP – Service Class(1)	2007	$1.348817	$1.399371	54,767.135
Subaccount Inception Date May 1, 2002	2006	$1.264181	$1.348817	42,805.274
	2005	$1.231489	$1.264181	58,433.624
	2004	$1.151154	$1.231489	54,787.384
	2003	$1.000000	$1.151154	0.000
Transamerica Asset Allocation – Growth VP – Service Class(1)	2007	$1.703320	$1.790255	48,910.655
Subaccount Inception Date May 1, 2002	2006	$1.511459	$1.703320	76,008.666
	2005	$1.381416	$1.511459	65,503.621
	2004	$1.240772	$1.381416	18,776.582
	2003	$1.000000	$1.240772	18,868.706
Transamerica Asset Allocation – Moderate VP – Service Class(1)	2007	$1.450650	$1.527528	247,800.193
Subaccount Inception Date May 1, 2002	2006	$1.334304	$1.450650	196,847.553
	2005	$1.274074	$1.334304	159,711.965
	2004	$1.172951	$1.274074	33,359.296
	2003	$1.000000	$1.172951	0.000
Transamerica Asset Allocation – Moderate Growth VP – Service Class(1)	2007	$1.579837	$1.660836	681,339.206
Subaccount Inception Date May 1, 2002	2006	$1.423364	$1.579837	765,141.076
	2005	$1.327175	$1.423364	581,445.977
	2004	$1.199864	$1.327175	280,489.005
	2003	$1.000000	$1.199864	57,230.679
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.025414	$1.087356	13,217.314
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.025414	0.000
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.863272	$1.900351	38,209.219
Subaccount Inception Date May 1, 2000	2006	$1.634379	$1.863272	0.000
	2005	$1.444602	$1.634379	0.000
	2004	$1.252476	$1.444602	0.000
	2003	$1.000000	$1.252476	0.000
Transamerica Capital Guardian Global VP – Service Class(1)	2007	$1.687280	$1.749798	0.000
Subaccount Inception Date February 2, 1998	2006	$1.514051	$1.687280	0.000
	2005	$1.409258	$1.514051	0.000
	2004	$1.303565	$1.409258	0.000
	2003	$1.000000	$1.303565	0.000

39

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian U.S. Equity VP – Service Class(1)	2007	$1.481423	$1.442279	0.000
Subaccount Inception Date July 1, 1998	2006	$1.379317	$1.481423	21,043.451
	2005	$1.330267	$1.379317	21,096.194
	2004	$1.242941	$1.330267	21,149.069
	2003	$1.000000	$1.242941	21,202.073
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.733414	$1.583420	0.000
Subaccount Inception Date May 27, 1993	2006	$1.525905	$1.733414	20,421.560
	2005	$1.451947	$1.525905	20,472.740
	2004	$1.276291	$1.451947	20,524.049
	2003	$1.000000	$1.276291	20,575.488
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$2.507320	$2.281359	18,378.478
Subaccount Inception Date May 1, 2002	2006	$1.807285	$2.507320	13,571.987
	2005	$1.633413	$1.807285	15,442.050
	2004	$1.261219	$1.633413	18,006.254
	2003	$1.000000	$1.261219	18,584.528
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.484265	$1.513129	0.000
Subaccount Inception Date May 1, 1997	2006	$1.320678	$1.484265	0.000
	2005	$1.309105	$1.320678	0.000
	2004	$1.209751	$1.309105	0.000
	2003	$1.000000	$1.209751	0.000
Transamerica Jennison Growth VP– Service Class(1)	2007	$1.404338	$1.527393	0.000
Subaccount Inception Date November 18, 1996	2006	$1.413934	$1.404338	0.000
	2005	$1.274091	$1.413934	0.000
	2004	$1.197292	$1.274091	0.000
	2003	$1.000000	$1.197292	0.000
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.585424	$1.561428	0.000
Subaccount Inception Date May 1, 2000	2006	$1.370990	$1.585424	15,073.118
	2005	$1.351017	$1.370990	16,326.326
	2004	$1.269268	$1.351017	18,590.358
	2003	$1.000000	$1.269268	18,570.442
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.240057	$1.232969	0.000
Subaccount Inception Date June 2, 1998	2006	$1.146748	$1.240057	20,129.067
	2005	$1.155681	$1.146748	20,160.794
	2004	$1.079727	$1.155681	20,193.351
	2003	$1.000000	$1.079727	19,145.805
Transamerica MFS International Equity VP – Service Class(1)	2007	$1.841701	$1.959722	0.000
Subaccount Inception Date May 1, 2001	2006	$1.532659	$1.841701	952.343
	2005	$1.394598	$1.532659	954.688
	2004	$1.249023	$1.394598	957.186
	2003	$1.000000	$1.249023	959.858
Transamerica Marsico Growth VP – Service Class(1)(2)	2007	$1.410743	$1.656477	0.000
Subaccount Inception Date May 1, 2000	2006	$1.372359	$1.410743	0.000
	2005	$1.297321	$1.372359	0.000
	2004	$1.184729	$1.297321	0.000
	2003	$1.000000	$1.184729	0.000
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.037254	$1.103076	0.000
Subaccount Inception Date May 1, 2002	2006	$1.021247	$1.037254	2,655.706
	2005	$1.023862	$1.021247	2,664.291
	2004	$1.005095	$1.023862	2,673.065
	2003	$1.000000	$1.005095	2,349.053

40

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.596202	$1.607834	1,766.708
Subaccount Inception Date January 3, 1995	2006	$1.375508	$1.596202	1,686.144
	2005	$1.355459	$1.375508	1,733.394
	2004	$1.210437	$1.355459	1,653.723
	2003	$1.000000	$1.210437	0.000
Transamerica T. Rowe Price Growth Stock VP – Service Class(1)	2007	$1.478655	$1.584040	0.000
Subaccount Inception Date January 3, 1995	2006	$1.336935	$1.478655	0.000
	2005	$1.291449	$1.336935	0.000
	2004	$1.205923	$1.291449	0.000
	2003	$1.000000	$1.205923	0.000
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.555483	$1.661318	0.000
Subaccount Inception Date May 1, 2000	2006	$1.539750	$1.555483	14,199.970
	2005	$1.426709	$1.539750	15,173.027
	2004	$1.325528	$1.426709	17,544.052
	2003	$1.000000	$1.325528	17,333.155
Transamerica Templeton Global VP – Service Class(3)	2007	$1.308891	$1.470956	0.000
Subaccount Inception Date October 9, 2000	2006	$1.130371	$1.308891	0.000
	2005	$1.078330	$1.130371	0.000
	2004	$1.200018	$1.078330	0.000
	2003	$1.000000	$1.200018	0.000
Transamerica Balanced VP – Service Class(1)	2007	$1.326386	$1.469806	0.000
Subaccount Inception Date May 1, 2002	2006	$1.247750	$1.326386	1,063.053
	2005	$1.184125	$1.247750	1,065.668
	2004	$1.092598	$1.184125	1,068.458
	2003	$1.000000	$1.092598	1,071.447
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.388395	$1.605198	6,199.485
Subaccount Inception Date May 1, 2002	2006	$1.283534	$1.388395	0.000
	2005	$1.268063	$1.283534	0.000
	2004	$1.148118	$1.268063	0.000
	2003	$1.000000	$1.148118	0.000
Transamerica Equity VP – Service Class(1)	2007	$1.639549	$1.859593	1,658.253
Subaccount Inception Date May 1, 2000	2006	$1.547439	$1.639549	44,479.753
	2005	$1.361322	$1.547439	44,149.352
	2004	$1.204564	$1.361322	46,839.721
	2003	$1.000000	$1.204564	0.000
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.647839	$1.976802	0.000
Subaccount Inception Date May 1, 2001	2006	$1.606943	$1.647839	0.000
	2005	$1.417914	$1.606943	0.000
	2004	$1.245074	$1.417914	0.000
	2003	$1.000000	$1.245074	0.000
Transamerica Money Market VP – Service Class(1)	2007	$0.997075	$1.020986	138,242.297
Subaccount Inception Date April 8, 1991	2006	$0.976290	$0.997075	0.000
	2005	$0.973119	$0.976290	0.000
	2004	$0.988117	$0.973119	0.000
	2003	$1.000000	$0.988117	0.000
Transamerica Science & Technology VP – Service Class(1)	2007	$1.339587	$1.734857	1,866.984
Subaccount Inception Date May 1, 2001	2006	$1.359961	$1.339587	2,843.511
	2005	$1.365772	$1.359961	2,716.447
	2004	$1.299095	$1.365772	2,547.967
	2003	$1.000000	$1.299095	892.5815

41

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.001021	$1.034970	0.000
Subaccount Inception Date May 9, 1994	2006	$0.993588	$1.001021	0.000
	2005	$0.996629	$0.993588	0.000
	2004	$0.990855	$0.996629	0.000
	2003	$1.000000	$0.990855	0.000
Transamerica Van Kampen Active International Allocation VP – Service	2007	$1.976560	$2.226969	0.000
Class(1)	2006	$1.641334	$1.976560	0.000
Subaccount Inception Date April 8, 1991	2005	$1.477827	$1.641334	0.000
	2004	$1.306577	$1.477827	0.000
	2003	$1.000000	$1.306577	0.000
Transamerica Van Kampen Large Cap Core VP – Service Class(1)	2007	$1.445169	$1.538823	0.000
Subaccount Inception Date April 8, 1991	2006	$1.343168	$1.445169	0.000
	2005	$1.259117	$1.343168	0.000
	2004	$1.144742	$1.259117	0.000
	2003	$1.000000	$1.144742	0.000
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.390044	$1.660767	0.000
Subaccount Inception Date May 1, 2001	2006	$1.297496	$1.390044	1,171.893
	2005	$1.236820	$1.297496	1,175.679
	2004	$1.183500	$1.236820	1,179.551
	2003	$1.000000	$1.183500	1,041.942
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.582701	$1.568020	0.000
Subaccount Inception Date May 1, 2002	2006	$1.433493	$1.582701	16,755.790
	2005	$1.390873	$1.433493	16,797.716
	2004	$1.283810	$1.390873	16,839.966
	2003	$1.000000	$1.283810	1,403.335
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.394062	$1.522413	0.000
Subaccount Inception Date May 1, 2002	2006	$1.344584	$1.394062	0.000
	2005	$1.266759	$1.344584	0.000
	2004	$1.218793	$1.266759	0.000
	2003	$1.000000	$1.218793	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.555119	$1.593839	0.000
Subaccount Inception Date May 1, 2001	2006	$1.359832	$1.555119	0.000
	2005	$1.329897	$1.359832	0.000
	2004	$1.223289	$1.329897	0.000
	2003	$1.000000	$1.223289	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$1.320728	$1.466605	0.000
Subaccount Inception Date May 1, 2001	2006	$1.359749	$1.320728	2,027.799
	2005	$1.211153	$1.359749	2,032.786
	2004	$1.143646	$1.211153	2,038.097
	2003	$1.000000	$1.143646	2,043.794
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2007	$1.723765	$1.976331	48,555.443
Subaccount Inception Date May 1, 2000	2006	$1.582402	$1.723765	1,550.282
	2005	$1.387678	$1.582402	1,581.095
	2004	$1.232790	$1.387678	1,644.291
	2003	$1.000000	$1.232790	0.000
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.646378	$1.629640	0.000
Subaccount Inception Date May 1, 2000	2006	$1.404275	$1.646378	1,938.261
	2005	$1.360683	$1.404275	1,943.026
	2004	$1.251476	$1.360683	1,948.102
	2003	$1.000000	$1.251476	1,953.545

42

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$1.341444	$1.660687	0.000
Subaccount Inception Date May 1, 2001	2006	$1.287588	$1.341444	0.000
	2005	$1.248415	$1.287588	0.000
	2004	$1.238538	$1.248415	0.000
	2003	$1.000000	$1.238538	0.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$2.140177	$2.412649	33,015.401
Subaccount Inception Date May 1, 2000	2006	$1.947702	$2.140177	12,207.063
	2005	$1.688213	$1.947702	12,276.741
	2004	$1.385512	$1.688213	12,488.789
	2003	$1.000000	$1.385512	0.000
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.857970	$1.914774	1,943.353
Subaccount Inception Date May 1, 2002	2006	$1.638305	$1.857970	12,060.307
	2005	$1.636169	$1.638305	12,149.443
	2004	$1.470410	$1.636169	12,133.003
	2003	$1.000000	$1.470410	0.000
Franklin Income Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.964667	0.000
Mutual Shares Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.958762	0.000
Templeton Foreign Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.062783	0.000
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$1.785215	$2.124234	0.000
Subaccount Inception Date October 9, 2000	2006	$1.611720	$1.785215	0.000
	2005	$1.471678	$1.611720	0.000
	2004	$1.249731	$1.471678	0.000
	2003	$1.000000	$1.249731	0.000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.499500	$1.602829	0.000
Subaccount Inception Date October 9, 2000	2006	$1.300600	$1.499500	8,193.214
	2005	$1.260252	$1.300600	8,213.752
	2004	$1.233478	$1.260252	8,234.339
	2003	$1.000000	$1.233478	0.000
MFS New Discovery Series – Service Class	2007	$1.490522	$1.489611	0.000
Subaccount Inception Date May 1, 2002	2006	$1.350138	$1.490522	4,459.166
	2005	$1.314944	$1.350138	4,470.322
	2004	$1.266619	$1.314944	4,481.568
	2003	$1.000000	$1.266619	443.831
MFS Total Return Series – Service Class	2007	$1.328377	$1.349448	0.000
Subaccount Inception Date May 1, 2002	2006	$1.217344	$1.328377	0.000
	2005	$1.213736	$1.217344	0.000
	2004	$1.118395	$1.213736	0.000
	2003	$1.000000	$1.118395	0.000

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial	2007	$1.381797	$1.338795	0.000
Class(1)	2006	$1.178165	$1.381797	554,439.557
Subaccount Inception Date May 1, 2001	2005	$1.154394	$1.178165	731,135.307
	2004	$1.034227	$1.154394	866,099.244
	2003	$0.819488	$1.034227	863,344.144
	2002	$1.000000	$0.819488	462,303.184

43

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Initial Class(1)	2007	$1.278547	$1.332706	0.000
Subaccount Inception Date May 1, 2002	2006	$1.192085	$1.278547	5,534,063.480
	2005	$1.156517	$1.192085	11,913,811.479
	2004	$1.075781	$1.156517	12,722,990.785
	2003	$0.893163	$1.075781	13,292,137.330
	2002	$1.000000	$0.893163	3,351,966.231
Transamerica Asset Allocation – Growth VP – Initial Class(1)	2007	$1.433274	$1.513235	0.000
Subaccount Inception Date May 1, 2002	2006	$1.264999	$1.433274	2,531,754.378
	2005	$1.150087	$1.264999	8,814,066.374
	2004	$1.027907	$1.150087	8,155,202.014
	2003	$0.801958	$1.027907	6,570,528.091
	2002	$1.000000	$0.801958	3,449,065.661
Transamerica Asset Allocation – Moderate VP – Initial Class(1)	2007	$1.328550	$1.405279	0.000
Subaccount Inception Date May 1, 2002	2006	$1.216120	$1.328550	7,948,121.450
	2005	$1.154993	$1.216120	22,243,795.300
	2004	$1.058168	$1.154993	22,531,206.725
	2003	$0.864789	$1.058168	21,854,279.773
	2002	$1.000000	$0.864789	9,034,339.598
Transamerica Asset Allocation – Moderate Growth VP – Initial Class(1)	2007	$1.393195	$1.471687	0.000
Subaccount Inception Date May 1, 2002	2006	$1.248898	$1.393195	8,053,181.066
	2005	$1.159519	$1.248898	22,587,809.690
	2004	$1.042179	$1.159519	23,571,056.558
	2003	$0.836320	$1.042179	22,222,990.289
	2002	$1.000000	$0.836320	9,307,645.937
Transamerica International Moderate Growth VP – Initial Class(1)	2007	$1.027079	$1.091801	0.000
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.027079	0.000
Transamerica BlackRock Large Cap Value VP – Initial Class(1)	2007	$1.546799	$1.585851	0.000
Subaccount Inception Date May 1, 2000	2006	$1.349983	$1.546799	547,911.933
	2005	$1.188179	$1.349983	1,699,110.179
	2004	$1.024670	$1.188179	1,401,569.087
	2003	$0.805713	$1.024670	1,421,907.878
	2002	$1.000000	$0.805713	766,008.437
Transamerica Capital Guardian Global VP – Initial Class(1)	2007	$1.425811	$1.485100	0.000
Subaccount Inception Date February 2, 1998	2006	$1.272709	$1.425811	1,450,444.210
	2005	$1.178766	$1.272709	4,008,838.730
	2004	$1.084970	$1.178766	3,857,862.846
	2003	$0.804614	$1.084970	3,517,782.045
	2002	$1.000000	$0.804614	1,828,885.197
Transamerica Capital Guardian U.S. Equity VP – Initial Class(1)	2007	$1.274621	$1.246955	0.000
Subaccount Inception Date July 1, 1998	2006	$1.181286	$1.274621	1,103,897.376
	2005	$1.133917	$1.181286	3,366,467.108
	2004	$1.054237	$1.133917	3,509,512.212
	2003	$0.788153	$1.054237	3,336,714.841
	2002	$1.000000	$0.788153	1,897,206.226
Transamerica Capital Guardian Value VP – Initial Class(1)	2007	$1.410310	$1.294991	0.000
Subaccount Inception Date May 27, 1993	2006	$1.235341	$1.410310	1,731,715.490
	2005	$1.170358	$1.235341	5,533,379.634
	2004	$1.023455	$1.170358	5,590,911.348
	2003	$0.776052	$1.023455	5,178,547.482
	2002	$1.000000	$0.776052	3,163,627.268

44

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Clarion Global Real Estate Securities VP – Initial Class(1)	2007	$2.486548	$2.272956	0.000
Subaccount Inception Date May 1, 2002	2006	$1.783433	$2.486548	686,030.496
	2005	$1.603794	$1.783433	1,630,619.080
	2004	$1.231933	$1.603794	2,020,570.944
	2003	$0.926167	$1.231933	1,791,813.110
	2002	$1.000000	$0.926167	848,816.737
Transamerica JPMorgan Enhanced Index VP – Initial Class(1)	2007	$1.257952	$1.288469	0.000
Subaccount Inception Date May 1, 1997	2006	$1.113224	$1.257952	205,999.488
	2005	$1.098003	$1.113224	1,032,782.717
	2004	$1.009349	$1.098003	1,319,130.639
	2003	$0.798818	$1.009349	1,469,352.818
	2002	$1.000000	$0.798818	1,116,494.171
Transamerica Jennison Growth VP – Initial Class(1)	2007	$1.127164	$1.231562	0.000
Subaccount Inception Date November 18, 1996	2006	$1.128060	$1.127164	111,109.532
	2005	$1.011636	$1.128060	671,900.483
	2004	$0.946076	$1.011636	813,915.269
	2003	$0.749731	$0.946076	790,596.260
	2002	$1.000000	$0.749731	378,340.552
Transamerica Legg Mason Partners All Cap VP – Initial Class(1)	2007	$1.283834	$1.270934	0.000
Subaccount Inception Date May 1, 2000	2006	$1.105017	$1.283834	1,216,790.747
	2005	$1.083437	$1.105017	3,419,828.371
	2004	$1.013103	$1.083437	3,817,978.520
	2003	$0.764956	$1.013103	3,755,672.367
	2002	$1.000000	$0.764956	2,186,349.501
Transamerica MFS High Yield VP – Initial Class(1)	2007	$1.325749	$1.323057	0.000
Subaccount Inception Date June 2, 1998	2006	$1.219367	$1.325749	1,055,560.684
	2005	$1.222127	$1.219367	2,597,577.819
	2004	$1.136257	$1.222127	2,847,809.421
	2003	$0.984831	$1.136257	3,139,842.025
	2002	$1.000000	$0.984831	825,866.141
Transamerica MFS International Equity VP – Initial Class(1)	2007	$1.445581	$1.546026	0.000
Subaccount Inception Date May 1, 2001	2006	$1.198628	$1.445581	491,246.147
	2005	$1.083713	$1.198628	1,599,650.490
	2004	$0.967247	$1.083713	1,522,273.338
	2003	$0.787811	$0.967247	1,401,306.093
	2002	$1.000000	$0.787811	504,009.182
Transamerica Marsico Growth VP – Initial Class(1)(2)	2007	$1.435699	$1.693728	0.000
Subaccount Inception Date May 1, 2000	2006	$1.390499	$1.435699	606,969.140
	2005	$1.306752	$1.390499	644,052.867
	2004	$1.188063	$1.306752	261,433.421
	2003	$1.000000	$1.188063	298,269.6250
Transamerica PIMCO Total Return VP – Initial Class(1)	2007	$1.129276	$1.205487	0.000
Subaccount Inception Date May 1, 2002	2006	$1.105810	$1.129276	2,074,694.773
	2005	$1.102737	$1.105810	6,241,138.267
	2004	$1.076993	$1.102737	6,273,424.517
	2003	$1.047694	$1.076993	6,998,700.432
	2002	$1.000000	$1.047694	4,549,829.924
Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2007	$1.378243	$1.395202	0.000
Subaccount Inception Date January 3, 1995	2006	$1.182234	$1.378243	1,679,041.215
	2005	$1.158793	$1.182234	4,941,870.327
	2004	$1.030039	$1.158793	4,803,136.053
	2003	$0.836971	$1.030039	4,833,563.861
	2002	$1.000000	$0.836971	2,599,295.828

45

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Growth Stock VP – Initial Class(1)	2007	$1.296888	$1.396645	0.000
Subaccount Inception Date January 3, 1995	2006	$1.167214	$1.296888	735,853.996
	2005	$1.121948	$1.167214	2,597,062.863
	2004	$1.042280	$1.121948	2,646,349.864
	2003	$0.813420	$1.042280	2,806,648.159
	2002	$1.000000	$0.813420	1,452,575.125
Transamerica T. Rowe Price Small Cap VP – Initial Class(1)	2007	$1.212035	$1.301679	0.000
Subaccount Inception Date May 1, 2000	2006	$1.193999	$1.212035	623,375.050
	2005	$1.101532	$1.193999	2,330,687.560
	2004	$1.018589	$1.101532	2,331,973.257
	2003	$0.740331	$1.018589	2,383,017.556
	2002	$1.000000	$0.740331	1,406,961.012
Transamerica Templeton Global VP – Initial Class(3)	2007	$1.341900	$1.515249	0.000
Subaccount Inception Date October 9, 2000	2006	$1.152735	$1.341900	370,898.624
	2005	$1.094552	$1.152735	969,563.736
	2004	$1.020505	$1.094552	833,899.959
	2003	$0.821759	$1.020505	614,144.164
	2002	$1.000000	$0.821759	288,580.337
Transamerica Balanced VP – Initial Class(1)	2007	$1.287627	$1.433277	0.000
Subaccount Inception Date May 1, 2002	2006	$1.204080	$1.287627	204,037.531
	2005	$1.138069	$1.204080	781,518.438
	2004	$1.044894	$1.138069	831,886.826
	2003	$0.936208	$1.044894	873,324.440
	2002	$1.000000	$0.936208	294,907.048
Transamerica Convertible Securities VP – Initial Class(1)	2007	$1.367001	$1.588997	0.000
Subaccount Inception Date May 1, 2002	2006	$1.257866	$1.367001	271,831.823
	2005	$1.235603	$1.257866	1,143,130.902
	2004	$1.114161	$1.235603	1,076,664.946
	2003	$0.919433	$1.114161	1,034,137.336
	2002	$1.000000	$0.919433	515,614.901
Transamerica Equity VP – Initial Class(1)	2007	$1.489071	$1.696592	0.000
Subaccount Inception Date May 1, 2000	2006	$1.397725	$1.489071	1,380,620.760
	2005	$1.223899	$1.397725	3,553,196.172
	2004	$1.078576	$1.223899	3,408,212.319
	2003	$0.838775	$1.078576	2,579,172.995
	2002	$1.000000	$0.838775	1,409,672.987
Transamerica Growth Opportunities VP – Initial Class(1)	2007	$1.359831	$1.639959	0.000
Subaccount Inception Date May 1, 2001	2006	$1.320280	$1.359831	115,033.496
	2005	$1.159147	$1.320280	1,141,336.905
	2004	$1.014316	$1.159147	1,187,931.335
	2003	$0.788866	$1.014316	608,146.259
	2002	$1.000000	$0.788866	478,802.905
Transamerica Money Market VP – Initial Class(1)	2007	$1.005394	$1.034631	0.000
Subaccount Inception Date April 8, 1991	2006	$0.979599	$1.005394	1,597,029.987
	2005	$0.971609	$0.979599	1,593,313.750
	2004	$0.981716	$0.971609	1,599,509.006
	2003	$1.000000	$0.981716	2,118,206.891
Transamerica Science & Technology VP – Initial Class(1)	2007	$1.102171	$1.433646	0.000
Subaccount Inception Date May 1, 2001	2006	$1.113521	$1.102171	146,060.525
	2005	$1.113337	$1.113521	639,401.411
	2004	$1.051469	$1.113337	595,247.109
	2003	$0.710805	$1.051469	599,400.203
	2002	$1.000000	$0.710805	67,210.623

46

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Small/Mid Cap Value VP – Initial Class(1)	2007	$1.706412	$2.085599	0.000
Subaccount Inception Date May 4, 1993	2006	$1.475004	$1.706412	0.000
	2005	$1.325401	$1.475004	35,325.668
	2004	$1.162599	$1.325401	37,125.393
	2003	$0.621703	$1.162599	42,599.8926
	2002	$1.000000	$0.621703	65,591.264
Transamerica U.S. Government Securities VP – Initial Class(1)	2007	$1.074313	$1.116295	0.000
Subaccount Inception Date May 9, 1994	2006	$1.061562	$1.074313	670,087.385
	2005	$1.059628	$1.061562	1,473,736.277
	2004	$1.046905	$1.059628	1,479,128.069
	2003	$1.037786	$1.046905	1,973,359.187
	2002	$1.000000	$1.037786	1,455,442.327
Transamerica Van Kampen Active International Allocation VP – Initial	2007	$1.637677	$1.854990	0.000
Class(1)	2006	$1.353085	$1.637677	365,612.840
Subaccount Inception Date April 8, 1991	2005	$1.213396	$1.353085	1,636,699.829
	2004	$1.067146	$1.213396	1,066,833.112
	2003	$0.819975	$1.067146	836,813.884
	2002	$1.000000	$0.819975	501,697.559
Transamerica Van Kampen Large Cap Core VP – Initial Class(1)	2007	$1.321746	$1.414830	0.000
Subaccount Inception Date April 8, 1991	2006	$1.222445	$1.321746	112,539.993
	2005	$1.140092	$1.222445	372,408.194
	2004	$1.031926	$1.140092	386,840.375
	2003	$0.869699	$1.031926	499,064.017
	2002	$1.000000	$0.869699	220,638.224
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class(1)	2007	$1.078130	$1.294385	0.000
Subaccount Inception Date May 1, 2001	2006	$1.001015	$1.078130	272,954.526
	2005	$0.949775	$1.001015	761,808.552
	2004	$0.904677	$0.949775	988,121.765
	2003	$0.720387	$0.904677	998,093.649
	2002	$1.000000	$0.720387	558,294.630
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.224776	$1.216392	0.000
Subaccount Inception Date May 1, 2002	2006	$1.106608	$1.224776	228,086.982
	2005	$1.071094	$1.106608	1,137,236.314
	2004	$0.986226	$1.071094	1,328,556.449
	2003	$0.755058	$0.986226	1,434,467.723
	2002	$1.000000	$0.755058	924,597.542
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.152510	$1.261728	0.000
Subaccount Inception Date May 1, 2002	2006	$1.108895	$1.152510	22,390.449
	2005	$1.042171	$1.108895	248,251.366
	2004	$1.000255	$1.042171	350,958.979
	2003	$0.790158	$1.000255	362,714.572
	2002	$1.000000	$0.790158	238,405.703
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.301597	$1.337293	0.000
Subaccount Inception Date May 1, 2001	2006	$1.135370	$1.301597	439,474.559
	2005	$1.107663	$1.135370	1,164,146.386
	2004	$1.016380	$1.107663	1,256,914.040
	2003	$0.784658	$1.016380	1,356,018.945
	2002	$1.000000	$0.784658	806,408.218

47

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$1.096343	$1.220440	0.000
Subaccount Inception Date May 1, 2001	2006	$1.125973	$1.096343	264,689.240
	2005	$1.000475	$1.125973	746,333.980
	2004	$0.942399	$1.000475	919,796.020
	2003	$0.779541	$0.942399	894,137.362
	2002	$1.000000	$0.779541	612,049.924
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2007	$1.521016	$1.748171	0.000
Subaccount Inception Date May 1, 2000	2006	$1.392877	$1.521016	2,168,111.458
	2005	$1.218498	$1.392877	4,937,141.548
	2004	$1.079848	$1.218498	4,607,500.525
	2003	$0.859599	$1.079848	4,268,144.889
	2002	$1.000000	$0.859599	2,610,176.784
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.376703	$1.366054	0.000
Subaccount Inception Date May 1, 2000	2006	$1.171382	$1.376703	809,485.826
	2005	$1.132263	$1.171382	2,538,506.870
	2004	$1.038836	$1.132263	2,965,497.133
	2003	$0.815292	$1.038836	2,915,179.996
	2002	$1.000000	$0.815292	1,171,144.495
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$1.050384	$1.303547	0.000
Subaccount Inception Date May 1, 2001	2006	$1.005752	$1.050384	439,997.366
	2005	$0.972781	$1.005752	1,172,487.943
	2004	$0.962720	$0.972781	1,215,275.716
	2003	$0.741225	$0.962720	1,224,577.371
	2002	$1.000000	$0.741225	640,287.864
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$1.800162	$2.034339	0.000
Subaccount Inception Date May 1, 2000	2006	$1.634275	$1.800162	1,886,809.792
	2005	$1.413088	$1.634275	5,535,276.086
	2004	$1.156879	$1.413088	5,531,641.439
	2003	$0.853928	$1.156879	4,923,622.851
	2002	$1.000000	$0.853928	2,797,025.560
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.463296	$1.511759	0.000
Subaccount Inception Date May 1, 2002	2006	$1.287159	$1.463296	751,800.103
	2005	$1.282351	$1.287159	2,682,509.306
	2004	$1.149605	$1.282351	2,850,357.153
	2003	$0.745495	$1.149605	2,738,979.818
	2002	$1.000000	$0.745495	1,620,340.408
Franklin Income Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.966259	0.000
Mutual Shares Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.960326	0.000
Templeton Foreign Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.064515	0.000
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$1.507857	$1.798630	0.000
Subaccount Inception Date October 9, 2000	2006	$1.358004	$1.507857	8,052.036
	2005	$1.236979	$1.358004	339,231.750
	2004	$1.047848	$1.236979	261,515.781
	2003	$0.793465	$1.047848	128,961.303
	2002	$1.000000	$0.793465	96,244.084

48

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.153613	$1.236153	0.000
Subaccount Inception Date October 9, 2000	2006	$0.998152	$1.153613	148,353.087
	2005	$0.964837	$0.998152	670,215.297
	2004	$0.942022	$0.964837	612,577.074
	2003	$0.777262	$0.942022	595,797.877
	2002	$1.000000	$0.777262	485,119.409
MFS New Discovery Series – Service Class	2007	$1.153454	$1.155587	0.000
Subaccount Inception Date May 1, 2002	2006	$1.042272	$1.153454	80,909.044
	2005	$1.012632	$1.042272	599,989.320
	2004	$0.973029	$1.012632	593,842.608
	2003	$0.744169	$0.973029	604,414.950
	2002	$1.000000	$0.744169	430,329.451
MFS Total Return Series – Service Class				0.000
Subaccount Inception Date May 1, 2002	2007	$1.243331	$1.266160	1,690,066.224
	2006	$1.136630	$1.243331	6,518,753.882
	2005	$1.130502	$1.136630	6,681,777.704
	2004	$1.039145	$1.130502	6,596,368.629
	2003	$0.914134	$1.039145	3,504,022.989
	2002	$1.000000	$0.914134

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service	2007	$1.630107	$1.576666	6,800.7406
Class(1)	2006	$1.391980	$1.630107	36,880.807
Subaccount Inception Date May 1, 2001	2005	$1.367342	$1.391980	33,453.413
	2004	$1.227616	$1.367342	29,658.663
	2003	$1.000000	$1.227616	0.000
Transamerica Asset Allocation – Conservative VP – Service Class(1)	2007	$1.363426	$1.418718	2,369,148.550
Subaccount Inception Date May 1, 2002	2006	$1.274130	$1.363426	1,902,522.788
	2005	$1.237538	$1.274130	1,850,836.909
	2004	$1.153408	$1.237538	1,356,256.244
	2003	$1.000000	$1.153408	0.000
Transamerica Asset Allocation – Growth VP – Service Class(1)	2007	$1.721757	$1.814984	968,876.283
Subaccount Inception Date May 1, 2002	2006	$1.523349	$1.721757	417,021.273
	2005	$1.388206	$1.523349	448,165.910
	2004	$1.243201	$1.388206	328,071.052
	2003	$1.000000	$1.243201	95,654.2614
Transamerica Asset Allocation – Moderate VP – Service Class(1)	2007	$1.466346	$1.548620	7,458,806.412
Subaccount Inception Date May 1, 2002	2006	$1.344798	$1.466346	4,967,505.784
	2005	$1.280332	$1.344798	4,256,241.523
	2004	$1.175252	$1.280332	3,295,751.671
	2003	$1.000000	$1.175252	273,648.3386
Transamerica Asset Allocation – Moderate Growth VP – Service Class(1)	2007	$1.596951	$1.683809	12,497,875.704
Subaccount Inception Date May 1, 2002	2006	$1.434575	$1.596951	6,160,405.446
	2005	$1.333718	$1.434575	3,793,090.108
	2004	$1.202229	$1.333718	2,271,056.871
	2003	$1.000000	$1.202229	273,309.0582
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.027415	$1.092699	1,144,611.796
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.027415	316,274.174

49

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.883431	$1.926592	28,786.687
Subaccount Inception Date May 1, 2000	2006	$1.647225	$1.883431	27,427.111
	2005	$1.451699	$1.647225	2,403.215
	2004	$1.254934	$1.451699	0.000
	2003	$1.000000	$1.254934	0.000
Transamerica Capital Guardian Global VP – Service Class(1)	2007	$1.705561	$1.773979	78,702.223
Subaccount Inception Date February 2, 1998	2006	$1.525977	$1.705561	80,284.136
	2005	$1.416204	$1.525977	36,687.866
	2004	$1.306127	$1.416204	38,283.486
	2003	$1.000000	$1.306127	1,270.1357
Transamerica Capital Guardian U.S. Equity VP – Service Class(1)	2007	$1.497445	$1.462195	71,476.098
Subaccount Inception Date July 1, 1998	2006	$1.390158	$1.497445	79,169.202
	2005	$1.336805	$1.390158	59,648.453
	2004	$1.245365	$1.336805	40,616.372
	2003	$1.000000	$1.245365	2,103.2282
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.752147	$1.605273	149,067.998
Subaccount Inception Date May 27, 1993	2006	$1.537894	$1.752147	158,638.310
	2005	$1.459075	$1.537894	121,870.248
	2004	$1.278793	$1.459075	115,638.808
	2003	$1.000000	$1.278793	7,639.3419
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$2.534421	$2.312845	81,548.195
Subaccount Inception Date May 1, 2002	2006	$1.821483	$2.534421	105,164.091
	2005	$1.641439	$1.821483	75,950.287
	2004	$1.263687	$1.641439	11,551.566
	2003	$1.000000	$1.263687	0.000
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.500317	$1.534022	0.000
Subaccount Inception Date May 1, 1997	2006	$1.331059	$1.500317	0.000
	2005	$1.315537	$1.331059	0.000
	2004	$1.212127	$1.315537	0.000
	2003	$1.000000	$1.212127	0.000
Transamerica Jennison Growth VP – Service Class(1)	2007	$1.419516	$1.548476	20,631.283
Subaccount Inception Date November 18, 1996	2006	$1.425030	$1.419516	20,731.301
	2005	$1.280340	$1.425030	5,170.851
	2004	$1.199629	$1.280340	0.000
	2003	$1.000000	$1.199629	0.000
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.602581	$1.582990	21,925.452
Subaccount Inception Date May 1, 2000	2006	$1.381774	$1.602581	35,037.050
	2005	$1.357660	$1.381774	13,905.403
	2004	$1.271758	$1.357660	13,427.620
	2003	$1.000000	$1.271758	0.000
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.253484	$1.249994	91,893.524
Subaccount Inception Date June 2, 1998	2006	$1.155773	$1.253484	98,376.949
	2005	$1.161377	$1.155773	105,621.614
	2004	$1.081853	$1.161377	39,551.668
	2003	$1.000000	$1.081853	0.000
Transamerica MFS International Equity VP – Service Class(1)	2007	$1.861607	$1.986760	51,104.597
Subaccount Inception Date May 1, 2001	2006	$1.544702	$1.861607	35,050.061
	2005	$1.401442	$1.544702	31,052.358
	2004	$1.251472	$1.401442	29,031.916
	2003	$1.000000	$1.251472	0.000

50

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Marsico Growth VP – Service Class(1)(2)	2007	$1.426025	$1.679370	12,373.079
Subaccount Inception Date May 1, 2000	2006	$1.383158	$1.426025	23,364.391
	2005	$1.303691	$1.383158	44,426.395
	2004	$1.187046	$1.303691	36,595.891
	2003	$1.000000	$1.187046	0.000
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.048482	$1.118307	252,126.854
Subaccount Inception Date May 1, 2002	2006	$1.029279	$1.048482	109,517.518
	2005	$1.028898	$1.029279	124,569.220
	2004	$1.007067	$1.028898	89,463.100
	2003	$1.000000	$1.007067	11,359.8889
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.613486	$1.630050	154,046.098
Subaccount Inception Date January 3, 1995	2006	$1.386333	$1.613486	125,861.716
	2005	$1.362121	$1.386333	80,067.666
	2004	$1.212812	$1.362121	14,028.426
	2003	$1.000000	$1.212812	0.000
Transamerica T. Rowe Price Growth Stock VP – Service Class(1)	2007	$1.494642	$1.605908	4,859.503
Subaccount Inception Date January 3, 1995	2006	$1.347434	$1.494642	25,315.713
	2005	$1.297785	$1.347434	25,876.297
	2004	$1.208289	$1.297785	26,916.407
	2003	$1.000000	$1.208289	2,914.3832
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.572309	$1.684240	213,651.424
Subaccount Inception Date May 1, 2000	2006	$1.551860	$1.572309	63,304.306
	2005	$1.433725	$1.551860	47,122.573
	2004	$1.328123	$1.433725	38,295.703
	2003	$1.000000	$1.328123	360.5469
Transamerica Templeton Global VP – Service Class(3)	2007	$1.319186	$1.486908	106,895.965
Subaccount Inception Date October 9, 2000	2006	$1.135930	$1.319186	54,820.347
	2005	$1.080456	$1.135930	59,284.631
	2004	$1.202376	$1.080456	23,990.476
	2003	$1.000000	$1.202376	0.000
Transamerica Balanced VP – Service Class(1)	2007	$1.340751	$1.490120	537,207.828
Subaccount Inception Date May 1, 2002	2006	$1.257570	$1.340751	340,061.459
	2005	$1.189960	$1.257570	513.073
	2004	$1.094745	$1.189960	519.424
	2003	$1.000000	$1.094745	0.000
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.403407	$1.627346	93,803.686
Subaccount Inception Date May 1, 2002	2006	$1.293626	$1.403407	97,474.588
	2005	$1.274297	$1.293626	43,169.053
	2004	$1.150373	$1.274297	30,089.345
	2003	$1.000000	$1.150373	0.000
Transamerica Equity VP – Service Class(1)	2007	$1.657273	$1.885253	252,181.559
Subaccount Inception Date May 1, 2000	2006	$1.559602	$1.657273	219,114.821
	2005	$1.368016	$1.559602	49,226.919
	2004	$1.206930	$1.368016	15,570.411
	2003	$1.000000	$1.206930	0.000
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.665666	$2.004095	14,858.582
Subaccount Inception Date May 1, 2001	2006	$1.619573	$1.665666	10,334.780
	2005	$1.424884	$1.619573	12,099.332
	2004	$1.247516	$1.424884	12,399.891
	2003	$1.000000	$1.247516	0.000

51

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Money Market VP – Service Class(1)	2007	$1.007888	$1.035117	725,045.434
Subaccount Inception Date April 8, 1991	2006	$0.983994	$1.007888	97,114.581
	2005	$0.977921	$0.983994	22,976.369
	2004	$0.990061	$0.977921	12,016.136
	2003	$1.000000	$0.990061	65,642.1412
Transamerica Science & Technology VP – Service Class(1)	2007	$1.354086	$1.758820	130,553.301
Subaccount Inception Date May 1, 2001	2006	$1.370655	$1.354086	98,653.845
	2005	$1.372482	$1.370655	45,350.659
	2004	$1.301642	$1.372482	28,214.066
	2003	$1.000000	$1.301642	0.000
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.011863	$1.049269	24,901.134
Subaccount Inception Date May 9, 1994	2006	$1.001405	$1.011863	21,260.472
	2005	$1.001542	$1.001405	19,844.246
	2004	$0.992807	$1.001542	7,919.597
	2003	$1.000000	$0.992807	0.000
Transamerica Van Kampen Active International Allocation VP – Service Class(1)	2007	$1.997959	$2.257740	141,778.308
Subaccount Inception Date April 8, 1991	2006	$1.654255	$1.997959	89,486.423
	2005	$1.485104	$1.654255	14,600.111
	2004	$1.309149	$1.485104	433.800
	2003	$1.000000	$1.309149	0.000
Transamerica Van Kampen Large Cap Core VP – Service Class(1)	2007	$1.460796	$1.560058	0.000
Subaccount Inception Date April 8, 1991	2006	$1.353720	$1.460796	10,997.222
	2005	$1.265299	$1.353720	5,987.913
	2004	$1.146984	$1.265299	6,032.182
	2003	$1.000000	$1.146984	6,078.9835
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.405104	$1.683721	0.000
Subaccount Inception Date May 1, 2001	2006	$1.307712	$1.405104	0.000
	2005	$1.242906	$1.307712	0.000
	2004	$1.185820	$1.242906	0.000
	2003	$1.000000	$1.185820	0.000
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.011863	$1.049269	202,741.113
Subaccount Inception Date November 3, 2003	2006	$1.001405	$1.011863	0.000
	2005	$1.001542	$1.001405	0.000
	2004	$0.992807	$1.001542	0.000
	2003	$1.000000	$0.992807	0.000
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.599838	$1.589682	0.000
Subaccount Inception Date May 1, 2002	2006	$1.444778	$1.599838	0.000
	2005	$1.397721	$1.444778	0.000
	2004	$1.286328	$1.397721	0.000
	2003	$1.000000	$1.286328	0.000
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.409148	$1.543441	1,545.879
Subaccount Inception Date May 1, 2002	2006	$1.355161	$1.409148	2,043.379
	2005	$1.272982	$1.355161	1,946.089
	2004	$1.221185	$1.272982	1,977.822
	2003	$1.000000	$1.221185	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.571957	$1.615870	53,556.815
Subaccount Inception Date May 1, 2001	2006	$1.370533	$1.571957	5,080.977
	2005	$1.336441	$1.370533	266.838
	2004	$1.225691	$1.336441	0.000
	2003	$1.000000	$1.225691	0.000

52

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$1.335013	$1.486858	0.000
Subaccount Inception Date May 1, 2001	2006	$1.370428	$1.335013	12,264.143
	2005	$1.217098	$1.370428	11,197.582
	2004	$1.145885	$1.217098	11,326.692
	2003	$1.000000	$1.145885	0.000
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2007	$1.742412	$2.003619	418,368.394
Subaccount Inception Date May 1, 2000	2006	$1.594841	$1.742412	248,446.029
	2005	$1.394496	$1.594841	112,917.607
	2004	$1.235210	$1.394496	39,995.645
	2003	$1.000000	$1.235210	0.000
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.664181	$1.652131	21,568.634
Subaccount Inception Date May 1, 2000	2006	$1.415316	$1.664181	24,024.770
	2005	$1.367371	$1.415316	9,073.048
	2004	$1.253935	$1.367371	6,954.300
	2003	$1.000000	$1.253935	2,856.7708
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$1.355936	$1.683580	7,589.924
Subaccount Inception Date May 1, 2001	2006	$1.297697	$1.355936	11,283.036
	2005	$1.254545	$1.297697	11,196.027
	2004	$1.240965	$1.254545	8,759.400
	2003	$1.000000	$1.240965	0.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$2.163353	$2.445989	284,451.598
Subaccount Inception Date May 1, 2000	2006	$1.963029	$2.163353	291,199.226
	2005	$1.696510	$1.963029	157,241.522
	2004	$1.388232	$1.696510	64,284.570
	2003	$1.000000	$1.388232	2,641.6017
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.878038	$1.941190	134,498.950
Subaccount Inception Date May 1, 2002	2006	$1.651177	$1.878038	110,679.856
	2005	$1.644209	$1.651177	40,935.806
	2004	$1.473285	$1.644209	12,694.327
	2003	$1.000000	$1.473285	327.9554
Franklin Income Securities Fund – Class 2	2007	$1.000000	$0.966569	0.000
Subaccount Inception Date May 1, 2007
Mutual Shares Securities Fund – Class 2	2007	$1.000000	$0.960642	13,296.099
Subaccount Inception Date May 1, 2007
Templeton Foreign Securities Fund – Class 2	2007	$1.000000	$1.064874	0.000
Subaccount Inception Date May 1, 2007
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$1.804538	$2.153572	2,069.879
Subaccount Inception Date October 9, 2000	2006	$1.624397	$1.804538	2,069.879
	2005	$1.478910	$1.624397	6,470.850
	2004	$1.252179	$1.478910	0.000
	2003	$1.000000	$1.252179	0.000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.515715	$1.624967	1,884.003
Subaccount Inception Date October 9, 2000	2006	$1.310830	$1.515715	3,560.756
	2005	$1.266456	$1.310830	3,678.815
	2004	$1.235897	$1.266456	3,082.499
	2003	$1.000000	$1.235897	0.000
MFS New Discovery Series – Service Class	2007	$1.506637	$1.510170	9,876.856
Subaccount Inception Date May 1, 2002	2006	$1.360745	$1.506637	7,186.778
	2005	$1.321391	$1.360745	8,008.491
	2004	$1.269099	$1.321391	2,932.684
	2003	$1.000000	$1.269099	0.00

53

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS Total Return Series – Service Class	2007	$1.342760	$1.368091	122,456.521
Subaccount Inception Date May 1, 2002	2006	$1.226918	$1.342760	73,379.407
	2005	$1.219711	$1.226918	73,922.312
	2004	$1.120598	$1.219711	30,699.846
	2003	$1.000000	$1.120598	6,228.4149

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class(1)	2007	$1.641878	$1.591187	88,614.818
Subaccount Inception Date May 1, 2001	2006	$1.399290	$1.641878	228,577.601
	2005	$1.371834	$1.399290	148,739.660
	2004	$1.229225	$1.371834	139,376.282
	2003	$1.000000	$1.229225	17,554.2063
Transamerica Asset Allocation – Conservative VP – Service Class(1)	2007	$1.373273	$1.431771	8,430,309.096
Subaccount Inception Date May 1, 2002	2006	$1.280824	$1.373273	4,201,329.790
	2005	$1.241621	$1.280824	3,471,185.059
	2004	$1.154926	$1.241621	2,484,071.437
	2003	$1.000000	$1.154926	1,161,758.4535
Transamerica Asset Allocation – Growth VP – Service Class(1)	2007	$1.734202	$1.831726	6,574,031.499
Subaccount Inception Date May 1, 2002	2006	$1.531359	$1.734202	5,743,499.435
	2005	$1.392775	$1.531359	5,276,494.752
	2004	$1.244833	$1.392775	3,248,179.788
	2003	$1.000000	$1.244833	1,271,216.8585
Transamerica Asset Allocation – Moderate VP – Service Class(1)	2007	$1.476927	$1.562871	30,530,354.879
Subaccount Inception Date May 1, 2002	2006	$1.351853	$1.476927	20,254,895.561
	2005	$1.284535	$1.351853	15,058,062.625
	2004	$1.176789	$1.284535	9,673,938.990
	2003	$1.000000	$1.176789	2,053,541.3015
Transamerica Asset Allocation – Moderate Growth VP – Service Class(1)	2007	$1.608453	$1.699284	36,470,122.112
Subaccount Inception Date May 1, 2002	2006	$1.442088	$1.608453	20,211,992.478
	2005	$1.338083	$1.442088	11,277,470.513
	2004	$1.203797	$1.338083	7,122,718.076
	2003	$1.000000	$1.203797	2,212,321.6810
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.028754	$1.096293	8,177,409.530
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.028754	1,177,141.649
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.897007	$1.944314	210,247.623
Subaccount Inception Date May 1, 2000	2006	$1.655859	$1.897007	312,947.144
	2005	$1.456462	$1.655859	175,854.398
	2004	$1.256578	$1.456462	96,811.038
	2003	$1.000000	$1.256578	34,886.867
Transamerica Capital Guardian Global VP – Service Class(1)	2007	$1.717839	$1.790284	1,057,539.597
Subaccount Inception Date February 2, 1998	2006	$1.533955	$1.717839	1,186,806.842
	2005	$1.420834	$1.533955	1,179,313.113
	2004	$1.307837	$1.420834	688,711.782
	2003	$1.000000	$1.307837	279,497.2852
Transamerica Capital Guardian U.S. Equity VP – Service Class(1)	2007	$1.508254	$1.475664	1,118,210.256
Subaccount Inception Date July 1, 1998	2006	$1.397454	$1.508254	1,203,164.369
	2005	$1.341192	$1.397454	1,112,110.854
	2004	$1.247007	$1.341192	745,344.734
	2003	$1.000000	$1.247007	326,941.3415

54

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.764813	$1.620072	2,137,462.688
Subaccount Inception Date May 27, 1993	2006	$1.545974	$1.764813	2,142,316.186
	2005	$1.463879	$1.545974	1,329,764.462
	2004	$1.280478	$1.463879	727,158.315
	2003	$1.000000	$1.280478	299,990.3015
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$2.552750	$2.334170	1,239,076.271
Subaccount Inception Date May 1, 2002	2006	$1.831065	$2.552750	1,051,024.317
	2005	$1.646832	$1.831065	653,210.291
	2004	$1.265349	$1.646832	161.483.910
	2003	$1.000000	$1.265349	30,587.7103
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.511147	$1.548137	57,243.983
Subaccount Inception Date May 1, 1997	2006	$1.338044	$1.511147	152,401.669
	2005	$1.319853	$1.338044	29,498.661
	2004	$1.213714	$1.319853	35,161.825
	2003	$1.000000	$1.213714	30,595.631
Transamerica Jennison Growth VP– Service Class(1)	2007	$1.429758	$1.562727	54,100.707
Subaccount Inception Date November 18, 1996	2006	$1.432514	$1.429758	7,902.228
	2005	$1.284548	$1.432514	3,097.344
	2004	$1.201203	$1.284548	12,658.774
	2003	$1.000000	$1.201203	0.00
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.614131	$1.597549	138,333.703
Subaccount Inception Date May 1, 2000	2006	$1.389017	$1.614131	180,872.045
	2005	$1.362113	$1.389017	79,857.662
	2004	$1.273418	$1.362113	62,741.794
	2003	$1.000000	$1.273418	18,665.923
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.262547	$1.261535	354,278.516
Subaccount Inception Date June 2, 1998	2006	$1.161857	$1.262547	465,667.170
	2005	$1.165192	$1.161857	554,304.158
	2004	$1.083263	$1.165192	732,806.472
	2003	$1.000000	$1.083263	127,714.499
Transamerica MFS International Equity VP – Service Class(1)	2007	$1.875035	$2.005032	344,751.751
Subaccount Inception Date May 1, 2001	2006	$1.552796	$1.875035	485,839.344
	2005	$1.406046	$1.552796	289,841.350
	2004	$1.253116	$1.406046	175,059.445
	2003	$1.000000	$1.253116	24,994.0994
Transamerica Marsico Growth VP – Service Class(1)(2)	2007	$1.436307	$1.694822	332,528.553
Subaccount Inception Date May 1, 2000	2006	$1.390417	$1.436307	219,776.144
	2005	$1.307980	$1.390417	177,435.093
	2004	$1.188601	$1.307980	55,470.707
	2003	$1.000000	$1.188601	11,608.008
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.056081	$1.128642	1,442,380.267
Subaccount Inception Date May 1, 2002	2006	$1.034705	$1.056081	1,424,342.023
	2005	$1.032300	$1.034705	1,589,374.781
	2004	$1.008398	$1.032300	883,385.993
	2003	$1.000000	$1.008398	177,762.406
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.625122	$1.645058	614,329.271
Subaccount Inception Date January 3, 1995	2006	$1.393606	$1.625122	721,410.398
	2005	$1.366596	$1.393606	724,550.000
	2004	$1.214405	$1.366596	393,719.559
	2003	$1.000000	$1.214405	118,689.795

55

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Growth Stock VP – Service Class(1)	2007	$1.505454	$1.620716	497,264.263
Subaccount Inception Date January 3, 1995	2006	$1.354520	$1.505454	541,737.575
	2005	$1.302059	$1.354520	488,399.862
	2004	$1.209875	$1.302059	386,638.405
	2003	$1.000000	$1.209875	132,008.559
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.583665	$1.699765	1,479,827.781
Subaccount Inception Date May 1, 2000	2006	$1.559996	$1.583665	1,545,624.528
	2005	$1.438430	$1.559996	644,556.707
	2004	$1.329865	$1.438430	210,983.852
	2003	$1.000000	$1.329865	46,760.198
Transamerica Templeton Global VP – Service Class(3)	2007	$1.326111	$1.497671	194,887.988
Subaccount Inception Date October 9, 2000	2006	$1.139655	$1.326111	107,410.099
	2005	$1.081888	$1.139655	57,140.689
	2004	$1.203949	$1.081888	65,115.082
	2003	$1.000000	$1.203949	6,994.133
Transamerica Balanced VP – Service Class(1)	2007	$1.350408	$1.503827	294,460.838
Subaccount Inception Date May 1, 2002	2006	$1.264158	$1.350408	254,150.586
	2005	$1.193854	$1.264158	228,570.424
	2004	$1.096176	$1.193854	124,673.849
	2003	$1.000000	$1.096176	46,064.903
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.413552	$1.642351	380,274.509
Subaccount Inception Date May 1, 2002	2006	$1.300420	$1.413552	474,348.586
	2005	$1.278480	$1.300420	267,220.031
	2004	$1.151882	$1.278480	246,854.055
	2003	$1.000000	$1.151882	20,784.065
Transamerica Equity VP – Service Class(1)	2007	$1.669256	$1.902647	1,771,350.618
Subaccount Inception Date May 1, 2000	2006	$1.567795	$1.669256	1,770,893.369
	2005	$1.372516	$1.567795	709,148.560
	2004	$1.208512	$1.372516	313,898.482
	2003	$1.000000	$1.208512	34,498.553
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.677686	$2.022540	220,783.742
Subaccount Inception Date May 1, 2001	2006	$1.628076	$1.677686	147,774.349
	2005	$1.429566	$1.628076	150,695.844
	2004	$1.249155	$1.429566	47,427.664
	2003	$1.000000	$1.249155	9,266.060
Transamerica Money Market VP – Service Class(1)	2007	$1.015159	$1.044644	2,117,381.455
Subaccount Inception Date April 8, 1991	2006	$0.989153	$1.015159	1,943,223.199
	2005	$0.981125	$0.989153	1,538,905.247
	2004	$0.991361	$0.981125	292,895.105
	2003	$1.000000	$0.991361	120,689.803
Transamerica Science & Technology VP – Service Class(1)	2007	$1.363850	$1.774991	301,889.011
Subaccount Inception Date May 1, 2001	2006	$1.377844	$1.363850	338,881.699
	2005	$1.376983	$1.377844	84,616.109
	2004	$1.303343	$1.376983	74,615.741
	2003	$1.000000	$1.303343	9,684.727
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.019177	$1.058956	425,841.141
Subaccount Inception Date May 9, 1994	2006	$1.006674	$1.019177	776,414.988
	2005	$1.004835	$1.006674	223,533.195
	2004	$0.994114	$1.004835	140,622.667
	2003	$1.000000	$0.994114	31,745.757

56

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Van Kampen Active International Allocation VP – Service Class(1)	2007	$2.012367	$2.278505	508,848.131
Subaccount Inception Date April 8, 1991	2006	$1.662924	$2.012367	924,987.831
	2005	$1.489961	$1.662924	132,610.185
	2004	$1.310854	$1.489961	44,265.241
	2003	$1.000000	$1.310854	4,295.920
Transamerica Van Kampen Large Cap Core VP – Service Class(1)	2007	$1.471367	$1.574465	172,822.564
Subaccount Inception Date April 8, 1991	2006	$1.360851	$1.471367	246,752.179
	2005	$1.269474	$1.360851	186,391.072
	2004	$1.148504	$1.269474	199,269.312
	2003	$1.000000	$1.148504	76,797.669
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.415249	$1.699228	125,450.678
Subaccount Inception Date May 1, 2001	2006	$1.314576	$1.415249	61,132.096
	2005	$1.246984	$1.314576	56,883.092
	2004	$1.187376	$1.246984	34,147.922
	2003	$1.000000	$1.187376	10,809.693
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.019177	$1.058956	607,111.446
Subaccount Inception Date November 3, 2003	2006	$1.006674	$1.019177	0.000
	2005	$1.004835	$1.006674	10,936.331
	2004	$0.994114	$1.004835	0.000
	2003	$1.000000	$0.994114	0.000
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.238907	$1.233469	170,776.096
Subaccount Inception Date May 1, 2002	2006	$1.116640	$1.238907	283,796.511
	2005	$1.078165	$1.116640	407,516.498
	2004	$0.990290	$1.078165	514,261.166
	2003	$0.756303	$0.990290	351,528.108
	2002	$1.000000	$0.756303	261,483.573
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.165818	$1.279447	57,776.854
Subaccount Inception Date May 1, 2002	2006	$1.118962	$1.165818	117,483.778
	2005	$1.049046	$1.118962	113,015.347
	2004	$1.004374	$1.049046	110,989.504
	2003	$0.791459	$1.004374	125,601.041
	2002	$1.000000	$0.791459	100.000
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.316563	$1.356010	634,677.285
Subaccount Inception Date May 1, 2001	2006	$1.145620	$1.316563	739,216.067
	2005	$1.114942	$1.145620	591,880.464
	2004	$1.020536	$1.114942	122,009.533
	2003	$0.785944	$1.020536	162,584.406
	2002	$1.000000	$0.785944	194,203.022
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$1.108921	$1.237498	17,396.459
Subaccount Inception Date May 1, 2001	2006	$1.136120	$1.108921	428,371.191
	2005	$1.007039	$1.136120	252,454.409
	2004	$0.946253	$1.007039	281,920.526
	2003	$0.780824	$0.946253	223,678.787
	2002	$1.000000	$0.780824	44,322.876
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2007	$1.538520	$1.772645	1,588,466.161
Subaccount Inception Date May 1, 2000	2006	$1.405466	$1.538520	1,386,216.363
	2005	$1.226508	$1.405466	1,684,717.139
	2004	$1.084281	$1.226508	978,775.873
	2003	$0.861015	$1.084281	794,688.864
	2002	$1.000000	$0.861015	415,941.918

57

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.392518	$1.385163	404,940.569
Subaccount Inception Date May 1, 2000	2006	$1.181956	$1.392518	520,425.761
	2005	$1.139689	$1.181956	984,590.517
	2004	$1.043088	$1.139689	825,540.501
	2003	$0.816627	$1.043088	727,819.475
	2002	$1.000000	$0.816627	250,457.723
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$1.062459	$1.321792	604,043.697
Subaccount Inception Date May 1, 2001	2006	$1.014833	$1.062459	114,878.110
	2005	$0.979170	$1.014833	329,413.956
	2004	$0.966666	$0.979170	340,255.229
	2003	$0.742445	$0.966666	156,561.579
	2002	$1.000000	$0.742445	42,885.535
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$1.820851	$2.062803	2,086,031.321
Subaccount Inception Date May 1, 2000	2006	$1.649015	$1.820851	2,181,510.840
	2005	$1.422355	$1.649015	2,268,290.171
	2004	$1.161607	$1.422355	1,472,449.142
	2003	$0.855329	$1.161607	1,043,709.557
	2002	$1.000000	$0.855329	644,526.246
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.480144	$1.532933	351,026.719
Subaccount Inception Date May 1, 2002	2006	$1.298798	$1.480144	873,508.918
	2005	$1.290779	$1.298798	833,767.052
	2004	$1.154319	$1.290779	901,148.985
	2003	$0.746720	$1.154319	707,402.412
	2002	$1.000000	$0.746720	250,402.232
Franklin Income Securities Fund – Class 2	2007	$1.000000	$0.967845	715,338.757
Subaccount Inception Date May 1, 2007
Mutual Shares Securities Fund – Class 2	2007	$1.000000	$0.961906	219,821.569
Subaccount Inception Date May 1, 2007
Templeton Foreign Securities Fund – Class 2	2007	$1.000000	$1.066262	518,138.339
Subaccount Inception Date May 1, 2007
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$1.525205	$1.823801	109,995.788
Subaccount Inception Date October 9, 2000	2006	$1.370267	$1.525205	65,446.390
	2005	$1.245100	$1.370267	143,427.795
	2004	$1.052147	$1.245100	146,119.690
	2003	$0.794771	$1.052147	89,716.930
	2002	$1.000000	$0.794771	47,518.706
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.166880	$1.253455	109,484.190
Subaccount Inception Date October 9, 2000	2006	$1.007177	$1.166880	103,857.444
	2005	$0.971196	$1.007177	193,704.718
	2004	$0.945896	$0.971196	200,144.803
	2003	$0.778551	$0.945896	164,525.699
	2002	$1.000000	$0.778551	103,985.409
MFS New Discovery Series – Service Class	2007	$1.166718	$1.171768	113,589.596
Subaccount Inception Date May 1, 2002	2006	$1.051684	$1.166718	208,191.963
	2005	$1.019281	$1.051684	473,683.486
	2004	$0.977008	$1.019281	397,162.008
	2003	$0.745393	$0.977008	324,513.055
	2002	$1.000000	$0.745393	115,378.559

58

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS Total Return Series – Service Class	2007	$1.257638	$1.283895	521,347.226
Subaccount Inception Date May 1, 2002	2006	$1.146906	$1.257638	642,167.377
	2005	$1.137939	$1.146906	1,366,385.800
	2004	$1.043403	$1.137939	1,246,996.360
	2003	$0.915635	$1.043403	974,255.453
	2002	$1.000000	$0.915635	464,042.027
Transamerica American Century Large Company Value VP – Initial Class	2007	$1.397701	$1.357548	0.000
Subaccount Inception Date May 1, 2001	2006	$1.188816	$1.397701	76,249.870
	2005	$1.161983	$1.188816	115,708.851
	2004	$1.038473	$1.161983	121,053.881
	2003	$0.820840	$1.038473	89,937.447
	2002	$1.000000	$0.820840	85,385.836
Transamerica Asset Allocation – Conservative VP – Initial Class	2007	$1.293240	$1.351352	0.000
Subaccount Inception Date May 1, 2002	2006	$1.202844	$1.293240	833,137.528
	2005	$1.164118	$1.202844	1,549,768.788
	2004	$1.080197	$1.164118	1,510,616.781
	2003	$0.894630	$1.080197	1,323,518.464
	2002	$1.000000	$0.894630	748,363.427
Transamerica Asset Allocation – Growth VP – Initial Class	2007	$1.449726	$1.534391	0.000
Subaccount Inception Date May 1, 2002	2006	$1.276402	$1.449726	111,610.516
	2005	$1.157617	$1.276402	1,264,484.691
	2004	$1.032106	$1.157617	1,617,182.223
	2003	$0.803272	$1.032106	1,151,369.140
	2002	$1.000000	$0.803272	810,014.474
Transamerica Asset Allocation – Moderate VP – Initial Class	2007	$1.343815	$1.424937	0.000
Subaccount Inception Date May 1, 2002	2006	$1.227090	$1.343815	1,235,610.818
	2005	$1.162564	$1.227090	4,716,165.123
	2004	$1.062487	$1.162564	5,234,102.440
	2003	$0.866203	$1.062487	5,854,834.271
	2002	$1.000000	$0.866203	2,178,354.574
Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2007	$1.409255	$1.492329	0.000
Subaccount Inception Date May 1, 2002	2006	$1.260212	$1.409255	1,059,135.740
	2005	$1.167152	$1.260212	2,334,647.913
	2004	$1.046470	$1.167152	2,253,825.841
	2003	$0.837699	$1.046470	2,165,266.168
	2002	$1.000000	$0.837699	609,930.702
Transamerica BlackRock Large Cap Value VP – Initial Class(1)	2007	$1.564629	$1.608082	0.000
Subaccount Inception Date May 1, 2000	2006	$1.362205	$1.564629	204,306.461
	2005	$1.196010	$1.362205	501,880.846
	2004	$1.028886	$1.196010	170,887.415
	2003	$0.807044	$1.028886	121,549.958
	2002	$1.000000	$0.807044	93,170.811
Transamerica Capital Guardian Global VP – Initial Class	2007	$1.442236	$1.505925	0.000
Subaccount Inception Date February 2, 1998	2006	$1.284226	$1.442236	188,676.409
	2005	$1.186511	$1.284226	504,742.190
	2004	$1.089409	$1.186511	500,991.190
	2003	$0.805929	$1.089409	360,978.407
	2002	$1.000000	$0.805929	147,750.830

59

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian U.S. Equity VP – Initial Class	2007	$1.289285	$1.264409	0.000
Subaccount Inception Date July 1, 1998	2006	$1.191963	$1.289285	219,591.434
	2005	$1.141367	$1.191963	656,009.105
	2004	$1.058564	$1.141367	703,313.771
	2003	$0.789456	$1.058564	588,989.393
	2002	$1.000000	$0.789456	421,226.089
Transamerica Capital Guardian Value VP – Initial Class	2007	$1.426526	$1.313115	0.000
Subaccount Inception Date May 27, 1993	2006	$1.246499	$1.426526	223,191.510
	2005	$1.178050	$1.246499	792,951.601
	2004	$1.027645	$1.178050	904,308.230
	2003	$0.777326	$1.027645	790,650.560
	2002	$1.000000	$0.777326	467,803.411
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2007	$2.515119	$2.304749	0.000
Subaccount Inception Date May 1, 2002	2006	$1.799524	$2.515119	134,965.145
	2005	$1.614316	$1.799524	321,222.682
	2004	$1.236967	$1.614316	377,760.287
	2003	$0.927684	$1.236967	242,341.046
	2002	$1.000000	$0.927684	176,979.084
Transamerica JPMorgan Enhanced Index VP – Initial Class	2007	$1.272441	$1.306535	0.000
Subaccount Inception Date May 1, 1997	2006	$1.123296	$1.272441	239,308.386
	2005	$1.105224	$1.123296	507,790.781
	2004	$1.013488	$1.105224	661,075.710
	2003	$0.800129	$1.013488	671,521.525
	2002	$1.000000	$0.800129	194,732.985
Transamerica Jennison Growth VP – Initial Class	2007	$1.140144	$1.248820	0.000
Subaccount Inception Date November 18, 1996	2006	$1.138277	$1.140144	10,929.884
	2005	$1.018303	$1.138277	78,081.617
	2004	$0.949970	$1.018303	208,326.929
	2003	$0.750968	$0.949970	227,266.127
	2002	$1.000000	$0.750968	142,934.455
Transamerica Legg Mason Partners All Cap VP – Initial Class(2)	2007	$1.298625	$1.288745	0.000
Subaccount Inception Date May 1, 2000	2006	$1.115022	$1.298625	124,334.190
	2005	$1.090563	$1.115022	581,906.621
	2004	$1.017261	$1.090563	736,150.972
	2003	$0.766218	$1.017261	660,003.665
	2002	$1.000000	$0.766218	513,009.880
Transamerica MFS High Yield VP – Initial Class	2007	$1.341031	$1.341611	0.000
Subaccount Inception Date June 2, 1998	2006	$1.230410	$1.341031	180,962.432
	2005	$1.230186	$1.230410	573,899.475
	2004	$1.140942	$1.230186	672,618.823
	2003	$0.986461	$1.140942	1,123,078.695
	2002	$1.000000	$0.986461	332,138.349
Transamerica MFS International Equity VP – Initial Class(3)	2007	$1.462224	$1.567689	0.000
Subaccount Inception Date May 1, 2001	2006	$1.209466	$1.462224	226,666.001
	2005	$1.090843	$1.209466	432,455.692
	2004	$0.971224	$1.090843	386,997.501
	2003	$0.789104	$0.971224	465,195.773
	2002	$1.000000	$0.789104	37,844.514
Transamerica Marsico Growth VP – Initial Class(4)	2007	$1.448654	$1.713249	2,424.037
Subaccount Inception Date May 1, 2000	2006	$1.399607	$1.448654	74,313.678
	2005	$1.312102	$1.399607	172,749.329
	2004	$1.000000	$1.312102	104,704.800

60

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica PIMCO Total Return VP – Initial Class	2007	$1.142296	$1.222403	0.000
Subaccount Inception Date May 1, 2002	2006	$1.115824	$1.142296	227,857.862
	2005	$1.109997	$1.115824	1,124,881.676
	2004	$1.081412	$1.109997	1,147,244.241
	2003	$1.049414	$1.081412	1,106,646.050
	2002	$1.000000	$1.049414	1,106,132.378
Transamerica T. Rowe Price Equity Income VP – Initial Class	2007	$1.394128	$1.414775	0.000
Subaccount Inception Date January 3, 1995	2006	$1.192950	$1.394128	100,836.387
	2005	$1.166444	$1.192950	751,876.138
	2004	$1.034280	$1.166444	790,512.190
	2003	$0.838349	$1.034280	888,231.661
	2002	$1.000000	$0.838349	599,216.231
Transamerica T. Rowe Price Growth Stock VP – Initial Class	2007	$1.311858	$1.416259	0.000
Subaccount Inception Date January 3, 1995	2006	$1.177805	$1.311858	75,336.146
	2005	$1.129348	$1.177805	372,073.046
	2004	$1.046575	$1.129348	459,406.482
	2003	$0.814764	$1.046575	471,575.723
	2002	$1.000000	$0.814764	290,587.833
Transamerica T. Rowe Price Small Cap VP – Initial Class	2007	$1.225996	$1.319913	28,005.748
Subaccount Inception Date May 1, 2000	2006	$1.204790	$1.225996	110,309.121
	2005	$1.108771	$1.204790	518,411.057
	2004	$1.022756	$1.108771	593,852.759
	2003	$0.741544	$1.022756	496,545.206
	2002	$1.000000	$0.741544	239,234.900
Transamerica Templeton Global VP – Initial Class(5)	2007	$1.357362	$1.536495	0.000
Subaccount Inception Date October 9, 2000	2006	$1.163160	$1.357362	4,819.588
	2005	$1.101747	$1.163160	125,216.748
	2004	$1.024683	$1.101747	40,662.007
	2003	$0.823112	$1.024683	23,514.342
	2002	$1.000000	$0.823112	21,098.458
Transamerica Balanced VP – Initial Class	2007	$1.302425	$1.453333	0.000
Subaccount Inception Date May 1, 2002	2006	$1.214951	$1.302425	135,052.383
	2005	$1.145543	$1.214951	227,452.043
	2004	$1.049179	$1.145543	224,344.490
	2003	$0.937747	$1.049179	326,231.378
	2002	$1.000000	$0.937747	218,781.660
Transamerica Convertible Securities VP – Initial Class	2007	$1.382738	$1.611254	0.000
Subaccount Inception Date May 1, 2002	2006	$1.269236	$1.382738	26,921.944
	2005	$1.243721	$1.269236	149,255.996
	2004	$1.118730	$1.243721	210,389.878
	2003	$0.920948	$1.118730	114,972.094
	2002	$1.000000	$0.920948	76,976.092
Transamerica Equity VP – Initial Class(6)	2007	$1.506227	$1.720380	0.000
Subaccount Inception Date May 1, 2000	2006	$1.410366	$1.506227	85,220.827
	2005	$1.231954	$1.410366	591,863.983
	2004	$1.082997	$1.231954	586,964.074
	2003	$0.840150	$1.082997	430,898.151
	2002	$1.000000	$0.840150	391,808.307

61

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Growth Opportunities VP – Initial Class	2007	$1.375487	$1.662944	0.000
Subaccount Inception Date May 1, 2001	2006	$1.332215	$1.375487	11,821.295
	2005	$1.166768	$1.332215	100,998.845
	2004	$1.018477	$1.166768	122,213.991
	2003	$0.790161	$1.018477	37,447.818
	2002	$1.000000	$0.790161	54,241.789
Transamerica Money Market VP – Initial Class	2007	$1.017004	$1.049155	0.000
Subaccount Inception Date April 8, 1991	2006	$0.988484	$1.017004	32,922.896
	2005	$0.978029	$0.988484	962,242.312
	2004	$0.985767	$0.978029	217,591.051
	2003	$1.000000	$0.985767	336,035.060
Transamerica Science & Technology VP – Initial Class(7)	2007	$1.114860	$1.453733	0.000
Subaccount Inception Date May 1, 2001	2006	$1.123594	$1.114860	7,964.366
	2005	$1.120669	$1.123594	86,094.429
	2004	$1.031223	$1.120669	227,018.910
	2003	$0.711979	$1.031223	27,323.767
	2002	$1.000000	$0.711979	17,751.857
Transamerica Small/Mid Cap Value VP – Initial Class	2007	$1.726024	$2.114769	0.000
Subaccount Inception Date May 4, 1993	2006	$1.488323	$1.726024	0.000
	2005	$1.334121	$1.488323	76,742.391
	2004	$1.167376	$1.334121	83,330.364
	2003	$0.622732	$1.167376	125,635.9324
	2002	$1.000000	$0.622732	92,716.753
Transamerica U.S. Government Securities VP – Initial Class	2007	$1.086692	$1.131946	0.000
Subaccount Inception Date May 9, 1994	2006	$1.071159	$1.086692	39,705.515
	2005	$1.066588	$1.071159	420,408.894
	2004	$1.051191	$1.066588	419,827.087
	2003	$1.039480	$1.051191	677,439.737
	2002	$1.000000	$1.039480	252,341.323
Transamerica Van Kampen Active International Allocation VP – Initial Class	2007	$1.656541	$1.880996	0.000
Subaccount Inception Date April 8, 1991	2006	$1.365322	$1.656541	262,529.219
	2005	$1.221375	$1.365322	342,053.848
	2004	$1.071525	$1.221375	219,525.145
	2003	$0.821327	$1.071525	213,817.333
	2002	$1.000000	$0.821327	112,873.276
Transamerica Van Kampen Large Cap Core VP – Initial Class	2007	$1.336957	$1.434654	0.000
Subaccount Inception Date April 8, 1991	2006	$1.233494	$1.336957	2,827.341
	2005	$1.147593	$1.233494	47,219.872
	2004	$1.036162	$1.147593	64,148.198
	2003	$0.871131	$1.036162	60,529.321
	2002	$1.000000	$0.871131	28,892.922
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class	2007	$1.090551	$1.312530	0.000
Subaccount Inception Date May 1, 2001	2006	$1.010076	$1.090551	85,739.460
	2005	$0.956031	$1.010076	395,135.954
	2004	$0.908394	$0.956031	372,748.155
	2003	$0.721570	$0.908394	382,660.759
	2002	$1.000000	$0.721570	258,197.148

62

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial Class(1)	2007	$1.280857	$1.247137	9,942,124.589
Subaccount Inception Date May 1, 2001	2006	$1.086762	$1.280857	12,998,108.693
	2005	$1.059628	$1.086762	10,652,309.166
	2004	$0.944663	$1.059628	13,449,347.960
	2003	$0.744847	$0.944663	12,068,226.218
	2002	$0.938285	$0.744847	6,650,327.623
	2001	$1.000000	$0.938285	239,028
Transamerica Asset Allocation – Conservative VP – Initial Class(1)	2007	$1.308178	$1.370333	95,095,787.425
Subaccount Inception Date May 1, 2002	2006	$1.213762	$1.308178	83,507,883.515
	2005	$1.171794	$1.213762	83,263,664.234
	2004	$1.084641	$1.171794	84,006,339.919
	2003	$0.896108	$1.084641	86,726,620.935
	2002	$1.000000	$0.896108	31,505,052.323
Transamerica Asset Allocation – Growth VP – Initial Class(1)	2007	$1.466466	$1.555945	147,992,055.676
Subaccount Inception Date May 1, 2002	2006	$1.287977	$1.466466	146,988,123.316
	2005	$1.165251	$1.287977	147,148,775.455
	2004	$1.036347	$1.165251	143,150,294.499
	2003	$0.804600	$1.036347	120,545,600.459
	2002	$1.000000	$0.804600	48,989,835.133
Transamerica Asset Allocation – Moderate VP – Initial Class(1)	2007	$1.359333	$1.444964	264,584,613.583
Subaccount Inception Date May 1, 2002	2006	$1.238214	$1.359333	272,538,155.012
	2005	$1.170234	$1.238214	275,180,798.681
	2004	$1.066862	$1.170234	271,289,484.678
	2003	$0.867636	$1.066862	254,065,894.532
	2002	$1.000000	$0.867636	104,369,373.313
Transamerica Asset Allocation – Moderate Growth VP – Initial Class(1)	2007	$1.425519	$1.513286	337,111,842.009
Subaccount Inception Date May 1, 2002	2006	$1.271629	$1.425519	365,510,904.204
	2005	$1.174845	$1.271629	334,131,343.963
	2004	$1.050773	$1.174845	319,567,802.223
	2003	$0.839081	$1.050773	295,457,303.571
	2002	$1.000000	$0.839081	118,865,183.365
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.030435	$1.100802	2,428,986.547
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.030435	600,831.794
Transamerica BlackRock Large Cap Value VP – Initial Class(1)	2007	$1.728379	$1.780789	19,523,044.041
Subaccount Inception Date May 1, 2000	2006	$1.501085	$1.728379	21,707,735.090
	2005	$1.314713	$1.501085	23,148,152.756
	2004	$1.128224	$1.314713	16,336,474.860
	2003	$0.882787	$1.128224	16,492,893.396
	2002	$1.044981	$0.882787	10,573,632.126
	2001	$1.080814	$1.044981	2,807,645
	2000	$1.000000	$1.080814	425,529
Transamerica Capital Guardian Global VP – Initial Class(1)	2007	$1.611439	$1.686762	30,167,874.375
Subaccount Inception Date February 2, 1998	2006	$1.431376	$1.611439	35,033,833.586
	2005	$1.319244	$1.431376	37,009,726.138
	2004	$1.208296	$1.319244	41,664,447.932
	2003	$0.891692	$1.208296	35,292,208.787
	2002	$1.125133	$0.891692	21,713,817.379
	2001	$1.274775	$1.125133	9,182,799
	2000	$1.530432	$1.274775	8,999,130
	1999	$1.051197	$1.530432	6,125,057
	1998	$1.000000	$1.051197	5,686,375

63

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian U.S. Equity VP – Initial Class(1)	2007	$1.041317	$1.023761	59,665,092.177
Subaccount Inception Date July 1, 1998	2006	$0.960354	$1.041317	68,212,572.786
	2005	$0.917337	$0.960354	73,171,859.709
	2004	$0.848695	$0.917337	81,108,831.808
	2003	$0.631386	$0.848695	76,800,937.093
	2002	$0.841423	$0.631386	42,547,063.653
	2001	$0.884476	$0.841423	12,891,872
	2000	$0.962537	$0.884476	11,432,176
	1999	$1.121334	$0.962537	6,044,674
	1998	$1.000000	$1.121334	4,444,952
Transamerica Capital Guardian Value VP – Initial Class(1)	2007	$3.329732	$3.072597	29,644,828.181
Subaccount Inception Date May 27, 1993	2006	$2.902387	$3.329732	34,387,557.879
	2005	$2.736295	$2.902387	36,221,289.688
	2004	$2.381070	$2.736295	40,120,923.814
	2003	$1.796659	$2.381070	40,303,521.990
	2002	$2.300746	$1.796659	26,205,443.485
	2001	$2.191158	$2.300746	11,920,837
	2000	$2.107532	$2.191158	9,270,510
	1999	$2.207647	$2.107532	9,518,037
	1998	$2.086425	$2.207657	8,178,732
Transamerica Clarion Global Real Estate Securities VP – Initial Class(1)	2007	$2.544168	$2.337148	16,019,541.039
Subaccount Inception Date May 1, 2002	2006	$1.815856	$2.544168	22,174,518.028
	2005	$1.624970	$1.815856	19,608,863.830
	2004	$1.242059	$1.624970	19,418,209.366
	2003	$0.929213	$1.242059	17,617,306.912
	2002	$1.000000	$0.929213	8,236,720.810
Transamerica JPMorgan Enhanced Index VP – Initial Class(1)	2007	$1.660482	$1.709194	18,481,557.180
Subaccount Inception Date May 1, 1997	2006	$1.462270	$1.660482	25,764,288.219
	2005	$1.435224	$1.462270	32,634,655.013
	2004	$1.312864	$1.435224	39,694,272.933
	2003	$1.033936	$1.312864	45,164,495.183
	2002	$1.392379	$1.033936	31,707,542.254
	2001	$1.606561	$1.392379	19,774,366
	2000	$1.831468	$1.606561	20,109,311
	1999	$1.574026	$1.831468	16,917,672
	1998	$1.216554	$1.574026	7,597,253
Transamerica Jennison Growth VP – Initial Class(1)	2007	$0.902202	$0.990644	8,310,955.829
Subaccount Inception Date November 18, 1996	2006	$0.898512	$0.902202	10,594,640.901
	2005	$0.801842	$0.898512	11,590,540.361
	2004	$0.746188	$0.801842	14,871,581.386
	2003	$0.588432	$0.746188	17,438,226.835
	2002	$0.862821	$0.588432	13,224,888.266
	2001	$1.075789	$0.862821	9,452,958
	2000	$1.235481	$1.075789	7,955,917
	1999	$1.197263	$1.235481	8,078,979
	1998	$1.155963	$1.197263	7,330,812
Transamerica Legg Mason Partners All Cap VP – Initial Class(2)	2007	$1.315813	$1.309050	41,255,497.566
Subaccount Inception Date May 1, 2000	2006	$1.127017	$1.315813	47,641,048.816
	2005	$1.099598	$1.127017	50,639,669.304
	2004	$1.023166	$1.099598	59,415,191.098
	2003	$0.768775	$1.023166	58,063,209.284
	2002	$1.036993	$0.768775	35,683,761.009
	2001	$1.031639	$1.036993	9,711,176
	2000	$1.000000	$1.031639	2,079,288

64

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica MFS High Yield VP – Initial Class(1)	2007	$1.317726	$1.321554	24,759,698.866
Subaccount Inception Date June 2, 1998	2006	$1.206061	$1.317726	28,907,418.787
	2005	$1.202886	$1.206061	34,076,206.539
	2004	$1.112877	$1.202886	40,247,099.364
	2003	$0.959844	$1.112877	46,552,754.361
	2002	$0.954934	$0.959844	18,401,319.043
	2001	$0.934479	$0.954934	6,006,284
	2000	$1.000739	$0.934479	4,372,634
	1999	$0.960378	$1.000739	3,346,480
	1998	$1.000000	$0.960378	1,139,786
Transamerica MFS International Equity VP – Initial Class(1)	2007	$1.196166	$1.285611	37,240,562.830
Subaccount Inception Date May 1, 2001	2006	$0.986968	$1.196166	42,369,741.268
	2005	$0.887981	$0.986968	40,716,131.327
	2004	$0.788649	$0.887981	39,640,586.401
	2003	$0.639197	$0.788649	40,257,124.860
	2002	$0.832379	$0.639197	13,365,483.007
	2001	$1.000000	$0.832379	317,573
Transamerica Marsico Growth VP – Initial Class(1)(2)	2007	$0.860803	$1.020546	13,994,742.940
Subaccount Inception Date May 1, 2000	2006	$0.829621	$0.860803	12,517,421.325
	2005	$0.775852	$0.829621	15,129,475.500
	2004	$0.701926	$0.775852	12,124,446.540
	2003	$0.564189	$0.701926	8,541,787.412
	2002	$0.774069	$0.564189	1,701,805.486
	2001	$0.915132	$0.774069	1,862,382
	2000	$1.000000	$0.915132	593,129
Transamerica PIMCO Total Return VP – Initial Class(1)	2007	$1.155465	$1.239554	82,921,659.432
Subaccount Inception Date May 1, 2002	2006	$1.125921	$1.155465	81,603,582.485
	2005	$1.117299	$1.125921	83,351,073.902
	2004	$1.085852	$1.117299	86,845,536.575
	2003	$1.051137	$1.085852	91,907,987.449
	2002	$1.000000	$1.051137	53,034,314.224
Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2007	$3.368488	$3.426833	26,966,591.818
Subaccount Inception Date January 3, 1995	2006	$2.875334	$3.368488	31,206,592.057
	2005	$2.804550	$2.875334	5,536,499.243
	2004	$2.480657	$2.804550	41,649,182.960
	2003	$2.005805	$2.480657	43,365,320.594
	2002	$2.336285	$2.005805	29,383,209.530
	2001	$2.322307	$2.336285	17,270,752
	2000	$2.099660	$2.322307	14,753,422
	1999	$2.060734	$2.099660	15,216,376
	1998	$1.923303	$2.060734	12,371,480
Transamerica T. Rowe Price Growth Stock VP – Initial Class(1)	2007	$3.338650	$3.613265	17,393,646.345
Subaccount Inception Date January 3, 1995	2006	$2.990128	$3.338650	19,796,279.205
	2005	$2.860098	$2.990128	23,046,930.850
	2004	$2.643952	$2.860098	26,779,287.344
	2003	$2.053295	$2.643952	28,268,534.823
	2002	$2.701515	$2.053295	19,614,258.077
	2001	$3.049978	$2.701515	12,167,489
	2000	$3.112902	$3.049975	12,435,990
	1999	$2.586964	$3.112902	10,308,335
	1998	$2.041653	$2.586964	7,055,528

65

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Small Cap VP – Initial Class(1)	2007	$0.907388	$0.979320	40,513,470.983
Subaccount Inception Date May 1, 2000	2006	$0.889508	$0.907388	50,746,762.402
	2005	$0.816617	$0.889508	55,972,175.012
	2004	$0.751414	$0.816617	62,395,615.756
	2003	$0.543474	$0.751414	65,435,028.121
	2002	$0.759675	$0.543474	28,125,884.638
	2001	$0.854538	$0.759675	3,099,578
	2000	$1.000000	$0.854538	783,970
Transamerica Templeton Global VP – Initial Class(3)	2007	$0.694258	$0.787816	11,768,107.718
Subaccount Inception Date October 9, 2000	2006	$0.593475	$0.694258	13,092,416.021
	2005	$0.560767	$0.593475	13,417,814.436
	2004	$0.750221	$0.560767	11,907,385.701
	2003	$0.601160	$0.750221	3,995,671.970
	2002	$0.777811	$0.601160	2,372,384.646
	2001	$0.949871	$0.777811	237,392
	2000	$1.000000	$0.949871	1,000
Transamerica Balanced VP – Initial Class(1)	2007	$1.317444	$1.473732	7,683,275.491
Subaccount Inception Date May 1, 2002	2006	$1.225959	$1.317444	8,337,705.904
	2005	$1.153085	$1.225959	9,293,450.905
	2004	$1.053487	$1.153085	9,242,277.502
	2003	$0.939281	$1.053487	11,251,810.092
	2002	$1.000000	$0.939281	4,327,618.742
Transamerica Convertible Securities VP – Initial Class(1)	2007	$1.398675	$1.633852	12,866,146.383
Subaccount Inception Date May 1, 2002	2006	$1.280730	$1.398675	13,038,813.957
	2005	$1.251920	$1.280730	9,528,938.908
	2004	$1.123331	$1.251920	9,881,863.358
	2003	$0.922464	$1.123331	8,829,532.246
	2002	$1.000000	$0.922464	2,992,675.298
Transamerica Equity VP – Initial Class(1)	2007	$0.933273	$1.068609	66,825,347.326
Subaccount Inception Date May 1, 2000	2006	$0.871749	$0.933273	93,299,479.941
	2005	$0.759605	$0.871749	82,356,236.047
	2004	$0.666113	$0.759605	77,424,822.941
	2003	$0.515473	$0.666113	48,909,199.130
	2002	$0.673200	$0.515473	26,955,004.948
	2001	$0.830010	$0.673200	8,295,025
	2000	$1.000000	$0.830010	1,848,119
Transamerica Growth Opportunities VP – Initial Class(1)	2007	$1.641388	$1.989318	15,202,676.562
Subaccount Inception Date May 1, 2001	2006	$1.585850	$1.641388	16,729,803.857
	2005	$1.385505	$1.585850	21,276,033.990
	2004	$1.206431	$1.385505	21,323,427.172
	2003	$0.933700	$1.206431	11,772,055.734
	2002	$1.106551	$0.933700	6,063,011.824
	2001	$1.000000	$1.106551	189,723
Transamerica Money Market VP – Initial Class(1)	2007	$1.397684	$1.445445	45,820,799.583
Subaccount Inception Date April 8, 1991	2006	$1.355166	$1.397684	33,319,344.615
	2005	$1.337543	$1.355166	24,659,132.325
	2004	$1.344809	$1.337543	26,606,431.163
	2003	$1.355594	$1.344809	38,933,918.171

66

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Science & Technology VP – Initial Class(1)	2007	$0.745053	$0.973915	13,683,985.776
Subaccount Inception Date May 1, 2001	2006	$0.749053	$0.745053	13,126,866.139
	2005	$0.745263	$0.749053	17,789,100.055
	2004	$0.700395	$0.745263	22,790,118.576
	2003	$0.471165	$0.700395	18,006,691.008
	2002	$0.773226	$0.471165	5,763,699.833
	2001	$1.000000	$0.773226	404,874
Transamerica Small/Mid Cap Value VP – Initial Class(1)	2007	$5.251546	$6.450269	1,495,391.256
Subaccount Inception Date May 4, 1993	2006	$4.517208	$5.251546	2,413,935.419
	2005	$4.039241	$4.517208	4,377,799.791
	2004	$3.525694	$4.039241	7,155,393.176
	2003	$1.876147	$3.525694	10,382,343.7625
	2002	$3.147350	$1.876147	11,809,553.742
	2001	$2.481941	$3.147350	12,087,717
	2000	$2.270110	$2.481941	10,522,203
	1999	$1.781675	$2.270110	8,787,718
	1998	$1.849564	$1.781675	7,236,830
Transamerica U.S. Government Securities VP – Initial Class(1)	2007	$1.547592	$1.616019	16,460,617.106
Subaccount Inception Date May 9, 1994	2006	$1.521732	$1.547592	17,248,608.435
	2005	$1.511541	$1.521732	18,161,405.073
	2004	$1.486055	$1.511541	20,373,817.590
	2003	$1.465892	$1.486055	27,942,013.581
	2002	$1.406799	$1.465892	22,641,544.980
	2001	$1.359434	$1.406799	8,903,198
	2000	$1.253119	$1.359434	6,413,316
	1999	$1.283673	$1.253119	6,668,600
	1998	$1.213942	$1.283673	5,114,380
Transamerica Van Kampen Active International Allocation VP – Initial Class(1)	2007	$2.026974	$2.307306	24,539,913.328
Subaccount Inception Date April 8, 1991	2006	$1.666550	$2.026974	25,122,245.476
	2005	$1.487198	$1.666550	23,163,851.386
	2004	$1.301525	$1.487198	17,425,739.943
	2003	$0.995170	$1.301525	15,885,539.178
	2002	$1.217188	$0.995170	13,027,592.129
	2001	$1.604565	$1.217188	10,495,290
	2000	$1.993345	$1.604565	10,252,707
	1999	$1.529380	$1.993345	7,730,719
	1998	$1.345339	$1.529380	6,282,060
Transamerica Van Kampen Large Cap Core VP – Initial Class(1)	2007	$3.406631	$3.664610	3,181,740.218
Subaccount Inception Date April 8, 1991	2006	$3.135303	$3.406631	4,491,348.471
	2005	$2.909800	$3.135303	6,972,047.780
	2004	$2.620788	$2.909800	10,808,053.092
	2003	$2.197980	$2.620788	13,716,842.155
	2002	$2.669327	$2.197980	12,786,604.835
	2001	$2.916927	$2.669327	12,953,763
	2000	$3.148754	$2.916927	12,619,743
	1999	$2.529863	$3.148754	10,427,869
	1998	$2.169995	$2.529863	7,169,924
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class(1)	2007	$0.810185	$0.977513	13,997,001.773
Subaccount Inception Date May 1, 2001	2006	$0.748559	$0.810185	14,578,059.162
	2005	$0.706779	$0.748559	17,578,049.091
	2004	$0.669908	$0.706779	19,728,038.390
	2003	$0.530826	$0.669908	22,289,366.163
	2002	$0.805310	$0.530826	13,553,493.032
	2001	$1.000000	$0.805310	778,101

67

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.043482	$1.086878	0.000
Subaccount Inception Date November 3, 2003	2006	$1.028154	$1.043482	0.000
	2005	$1.023764	$1.028154	0.000
	2004	$1.010345	$1.023764	0.000
	2003	$1.000000	$1.010345	0.000
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.253207	$1.250803	19,990,993.190
Subaccount Inception Date May 1, 2002	2006	$1.126766	$1.253207	23,945,774.843
	2005	$1.085273	$1.126766	28,775,318.444
	2004	$0.994356	$1.085273	36,672,562.476
	2003	$0.757548	$0.994356	35,126,143.411
	2002	$1.000000	$0.757548	17,650,404.981
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.179248	$1.297388	3,397,656.968
Subaccount Inception Date May 1, 2002	2006	$1.129078	$1.179248	3,925,641.785
	2005	$1.055944	$1.129078	3,941,934.854
	2004	$1.008489	$1.055944	4,890,799.144
	2003	$0.792764	$1.008489	5,332,620.252
	2002	$1.000000	$0.792764	2,260,735.982
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.197896	$1.236841	17,312,561.231
Subaccount Inception Date May 1, 2001	2006	$1.039808	$1.197896	20,837,550.894
	2005	$1.009478	$1.039808	22,912,250.843
	2004	$0.921732	$1.009478	25,962,365.271
	2003	$0.708109	$0.921732	29,093,440.629
	2002	$0.925071	$0.708109	15,483,398.124
	2001	$1.000000	$0.925071	2,170,355
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$0.834587	$0.933656	10,599,945.872
Subaccount Inception Date May 1, 2001	2006	$0.852963	$0.834587	12,204,222.554
	2005	$0.754200	$0.852963	12,962,083.378
	2004	$0.706925	$0.754200	14,273,128.718
	2003	$0.581903	$0.706925	15,414,380.597
	2002	$0.854462	$0.581903	9,542,227.169
	2001	$1.000000	$0.854462	740,355
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2007	$1.275926	$1.473743	71,846,496.982
Subaccount Inception Date May 1, 2000	2006	$1.162724	$1.275926	76,703,204.205
	2005	$1.012189	$1.162724	73,123,606.868
	2004	$0.892604	$1.012189	65,610,694.486
	2003	$0.707070	$0.892604	61,747,384.685
	2002	$0.794319	$0.707070	27,676,731.358
	2001	$0.921627	$0.794319	4,263,246
	2000	$1.000000	$0.921627	1,396,762
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.420132	$1.416129	22,010,012.822
Subaccount Inception Date May 1, 2000	2006	$1.202448	$1.420132	26,679,399.313
	2005	$1.156611	$1.202448	23,232,938.346
	2004	$1.055967	$1.156611	25,755,886.465
	2003	$0.824682	$1.055967	28,024,394.288
	2002	$1.010868	$0.824682	13,330,401.165
	2001	$1.083236	$1.010868	3,433,332
	2000	$1.000000	$1.083236	444,427
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$0.860003	$1.072563	16,871,551.553
Subaccount Inception Date May 1, 2001	2006	$0.819443	$0.860003	14,293,598.996
	2005	$0.788705	$0.819443	15,955,220.724
	2004	$0.776712	$0.788705	20,689,413.372
	2003	$0.595094	$0.776712	19,416,849.531
	2002	$0.867001	$0.595094	10,196,875.743
	2001	$1.000000	$0.867001	320,600

68

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	2007	$0.812890	$0.983762	162,170.391
Subaccount Inception Date May 1, 2000	2006	$0.785264	$0.812890	137,401.905
	2005	$0.733732	$0.785264	204,879.972
	2004	$0.697106	$0.733732	271,526.095
	2003	$0.547049	$0.697106	384,917.068
	2002	$0.712295	$0.547049	521,532.481
	2001	$0.847487	$0.712295	524,655
	2000	$1.000000	$0.847487	118,470.825
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$2.015076	$2.288481	58,958,293.386
Subaccount Inception Date May 1, 2000	2006	$1.820440	$2.015076	67,387,243.783
	2005	$1.566373	$1.820440	74,297,527.889
	2004	$1.276074	$1.566373	72,942,331.559
	2003	$0.937298	$1.276074	70,903,927.147
	2002	$1.057890	$0.937298	36,830,260.856
	2001	$1.113532	$1.057890	5,990,258
	2000	$1.000000	$1.113532	2,620,285
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.497211	$1.554448	28,180,028.132
Subaccount Inception Date May 1, 2002	2006	$1.310560	$1.497211	31,937,469.113
	2005	$1.299278	$1.310560	35,406,568.287
	2004	$1.159068	$1.299278	39,487,033.579
	2003	$0.747954	$1.159068	38,325,953.553
	2002	$1.000000	$0.747954	16,309,228.575
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$0.602328	$0.722030	15,426,518.420
Subaccount Inception Date October 9, 2000	2006	$0.539817	$0.602328	11,543,119.137
	2005	$0.489306	$0.539817	11,491,135.485
	2004	$0.412456	$0.489306	10,815,518.794
	2003	$0.310792	$0.412456	11,888,810.861
	2002	$0.439076	$0.310792	6,913,929.008
	2001	$0.738193	$0.439076	3,457,752
	2000	$1.000000	$0.738193	406,975
Janus Aspen – Mid Cap Value Portfolio – Service Shares	2007	$1.345127	$1.419475	285,800.990
Subaccount Inception Date October 9, 2000	2006	$1.187087	$1.345127	367,775.683
	2005	$1.095813	$1.187087	445,258.231
	2004	$0.944696	$1.095813	586,403.535
	2003	$0.679339	$0.944696	714,577.812
	2002	$0.900877	$0.679339	749,116.687
	2001	$0.998590	$0.900877	848,028
	2000	$1.000000	$0.998590	151,463
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$0.748812	$0.806356	19,799,342.824
Subaccount Inception Date October 9, 2000	2006	$0.644742	$0.748812	19,170,143.256
	2005	$0.620178	$0.644742	18,195,469.434
	2004	$0.602539	$0.620178	19,637,914.777
	2003	$0.494711	$0.602539	21,220,714.470
	2002	$0.676228	$0.494711	13,613,686.678
	2001	$0.887518	$0.676228	5,038,752
	2000	$1.000000	$0.887518	900,245
MFS New Discovery Series – Service Class	2007	$1.180187	$1.188222	9,801,074.517
Subaccount Inception Date May 1, 2002	2006	$1.061215	$1.180187	12,011,070.700
	2005	$1.025998	$1.061215	15,714,081.870
	2004	$0.981034	$1.025998	17,785,994.097
	2003	$0.746621	$0.981034	17,390,550.654
	2002	$1.000000	$0.746621	8,171,999.981

69

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS Total Return Series – Service Class	2007	$1.272166	$1.301938	31,485,734.828
Subaccount Inception Date May 1, 2002	2006	$1.157309	$1.272166	32,840,900.068
	2005	$1.145445	$1.157309	33,853,804.512
	2004	$1.047708	$1.145445	32,737,933.302
	2003	$0.917149	$1.047708	32,850,546.252
	2002	$1.000000	$0.917149	13,059,065.165
Franklin Income Securities Fund – Class 2	2007	$1.000000	$0.969437	2,115,795.700
Subaccount Inception Date May 1, 2007
Mutual Shares Securities Fund – Class 2	2007	$1.000000	$0.963492	2,063,291.486
Subaccount Inception Date May 1, 2007
Templeton Foreign Securities Fund – Class 2	2007	$1.000000	$1.068021	5,367,324.120
Subaccount Inception Date May 1, 2007

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial Class(1)	2007	$1.284417	$1.251225	4,774,142.857
Subaccount Inception Date May 1, 2001	2006	$1.089252	$1.284417	6,703,787.489
	2005	$1.061536	$1.089252	6,562,262.157
	2004	$0.945896	$1.061536	9,296,221.978
	2003	$0.745459	$0.945896	7,392,901.224
	2002	$0.938589	$0.745459	8,626,060.881
	2001	$1.000000	$0.938589	1,614,752
Transamerica Asset Allocation – Conservative VP – Initial Class(1)	2007	$1.311160	$1.374142	16,404,359.428
Subaccount Inception Date May 1, 2002	2006	$1.215924	$1.311160	15,081,928.612
	2005	$1.173316	$1.215924	14,594,626.535
	2004	$1.085524	$1.173316	14,719,696.878
	2003	$0.896399	$1.085524	12,742,903.287
	2002	$1.000000	$0.896399	10,107,973.942
Transamerica Asset Allocation – Growth VP – Initial Class(1)	2007	$1.469855	$1.560311	31,873,108.549
Subaccount Inception Date May 1, 2002	2006	$1.290319	$1.469855	35,654,019.023
	2005	$1.166804	$1.290319	35,195,372.392
	2004	$1.037216	$1.166804	24,391,666.435
	2003	$0.804872	$1.037216	11,144,351.863
	2002	$1.000000	$0.804872	5,448,130.509
Transamerica Asset Allocation – Moderate VP – Initial Class(1)	2007	$1.362474	$1.449009	49,638,084.536
Subaccount Inception Date May 1, 2002	2006	$1.240469	$1.362474	42,130,349.651
	2005	$1.171796	$1.240469	37,306,663.854
	2004	$1.067759	$1.171796	39,612,419.992
	2003	$0.867926	$1.067759	34,977,510.481
	2002	$1.000000	$0.867926	18,670,905.864
Transamerica Asset Allocation – Moderate Growth VP – Initial Class(1)	2007	$1.428769	$1.517482	78,382,093.387
Subaccount Inception Date May 1, 2002	2006	$1.273905	$1.428769	98,229,375.640
	2005	$1.176374	$1.273905	69,245,681.188
	2004	$1.051623	$1.176374	51,763,196.839
	2003	$0.839352	$1.051623	38,881,200.095
	2002	$1.000000	$0.839352	20,258,774.879

70

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica BlackRock Large Cap Value VP – Initial Class(1)	2007	$1.564059	$1.612282	10,826,230.583
Subaccount Inception Date May 1, 2000	2006	$1.357712	$1.564059	11,794,171.152
	2005	$1.188561	$1.357712	13,512,404.056
	2004	$1.019460	$1.188561	11,092,333.640
	2003	$0.797294	$1.019460	18,517,054.938
	2002	$0.943312	$0.797294	12,275,126.704
	2001	$1.000000	$0.943312	3,501,710
Transamerica Capital Guardian Global VP – Initial Class	2007	$1.254485	$1.313779	14,950,115.818
Subaccount Inception Date February 2, 1998	2006	$1.113756	$1.254485	19,165,047.009
	2005	$1.026003	$1.113756	22,531,855.989
	2004	$0.939246	$1.026003	24,491,765.237
	2003	$0.692795	$0.939246	19,885,438.487
	2002	$0.873737	$0.692795	18,240,696.999
	2001	$1.000000	$0.873737	2,572,971
Transamerica Capital Guardian U.S. Equity VP – Initial Class(1)	2007	$1.170534	$1.151371	19,958,420.742
Subaccount Inception Date July 1, 1998	2006	$1.078999	$1.170534	23,990,518.033
	2005	$1.030167	$1.078999	25,922,993.371
	2004	$0.952610	$1.030167	29,944,398.520
	2003	$0.708345	$0.952610	31,908,032.179
	2002	$0.943517	$0.708345	28,296,0576.831
	2001	$1.000000	$0.943517	4,474,512
Transamerica Capital Guardian Value VP – Initial Class(1)	2007	$1.482059	$1.368290	28,504,555.825
Subaccount Inception Date May 27, 1993	2006	$1.291202	$1.482059	36,626,234.963
	2005	$1.216717	$1.291202	39,543,090.757
	2004	$1.058244	$1.216717	43,629,544.101
	2003	$0.798116	$1.058244	45,301,148.713
	2002	$1.021548	$0.798116	43,997,545.832
	2001	$1.000000	$1.021548	7,410,663
Transamerica Clarion Global Real Estate Securities VP – Initial Class(1)	2007	$2.550004	$2.343666	4,714,914.112
Subaccount Inception Date May 1, 2002	2006	$1.819127	$2.550004	7,047,884.867
	2005	$1.627102	$1.819127	7,273,391.750
	2004	$1.243075	$1.627102	5,687,034.370
	2003	$0.929516	$1.243075	5,039,541.528
	2002	$1.000000	$0.929516	3,369,677.170
Transamerica JPMorgan Enhanced Index VP – Initial Class(1)	2007	$1.073033	$1.105064	25,991,657.302
Subaccount Inception Date May 1, 1997	2006	$0.944481	$1.073033	28,333,804.055
	2005	$0.926556	$0.944481	31,753,691.070
	2004	$0.847147	$0.926556	32,360,947.714
	2003	$0.666840	$0.847147	33,977,162.957
	2002	$0.897581	$0.666840	34,686,229.805
	2001	$1.000000	$0.897581	17,442,707
Transamerica Jennison Growth VP – Initial Class(1)	2007	$0.913667	$1.003725	3,895,632.629
Subaccount Inception Date November 18, 1996	2006	$0.909482	$0.913667	6,143,163.712
	2005	$0.811233	$0.909482	5,308,956.909
	2004	$0.754556	$0.811233	5,389,770.757
	2003	$0.594744	$0.754556	6,512,187.205
	2002	$0.871639	$0.594744	6,747,095.756
	2001	$1.000000	$0.871639	1,763,114

71

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Legg Mason Partners All Cap VP – Initial Class(1)	2007	$1.201509	$1.195923	27,029,333.627
Subaccount Inception Date May 1, 2000	2006	$1.028611	$1.201509	33,633,358.867
	2005	$1.003098	$1.028611	42,641,701.440
	2004	$0.932913	$1.003098	51,506,715.291
	2003	$0.700615	$0.932913	55,226,351.608
	2002	$0.944579	$0.700615	55,161,127.503
	2001	$1.000000	$0.944579	11,730,139
Transamerica MFS High Yield VP – Initial Class(1)	2007	$1.354161	$1.358779	9,388,999.114
Subaccount Inception Date June 2, 1998	2006	$1.238819	$1.354161	11,734,179.833
	2005	$1.234958	$1.238819	15,605,094.193
	2004	$1.141982	$1.234958	19,671,664.597
	2003	$0.984455	$1.141982	23,816,154.624
	2002	$0.978934	$0.984455	18,043,445.844
	2001	$1.000000	$0.978934	2,191,309
Transamerica MFS International Equity VP – Initial Class(1)	2007	$1.199432	$1.289772	12,629,031.781
Subaccount Inception Date May 1, 2001	2006	$0.989186	$1.199432	14,370,679.553
	2005	$0.889551	$0.989186	17,710,224.708
	2004	$0.789661	$0.889551	15,554,774.711
	2003	$0.639710	$0.789661	15,349,738.208
	2002	$0.832651	$0.639710	5,365,085.340
	2001	$1.000000	$0.832651	515,420
Transamerica Marsico Growth VP – Initial Class(1)(2)	2007	$0.984161	$1.167372	8,308,890.122
Subaccount Inception Date May 1, 2000	2006	$0.948046	$0.984161	8,132,049.512
	2005	$0.886160	$0.948046	9,995,675.142
	2004	$0.801328	$0.886160	8,441,415.214
	2003	$0.643764	$0.801328	10,350,259.042
	2002	$0.882806	$0.643764	7,381,423.384
	2001	$1.000000	$0.882806	2,238,530
Transamerica PIMCO Total Return VP – Initial Class(1)	2007	$1.158142	$1.243039	13,773,988.362
Subaccount Inception Date May 1, 2002	2006	$1.127971	$1.158142	14,016,677.671
	2005	$1.118783	$1.127971	15,918,601.516
	2004	$1.086753	$1.118783	15,290,974.069
	2003	$1.051492	$1.086753	17,966,432.517
	2002	$1.000000	$1.051492	19,080,762.822
Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2007	$1.427035	$1.452469	33,929,874.895
Subaccount Inception Date January 3, 1995	2006	$1.217517	$1.427035	40,424,206.237
	2005	$1.186962	$1.217517	46,257,682.821
	2004	$1.049356	$1.186962	52,434,594.128
	2003	$0.848065	$1.049356	51,371,579.290
	2002	$0.987303	$0.848065	48,994,385.595
	2001	$1.000000	$0.987303	10,143,810
Transamerica T. Rowe Price Growth Stock VP – Initial Class(1)	2007	$1.156708	$1.252472	18,412,340.010
Subaccount Inception Date January 3, 1995	2006	$1.035455	$1.156708	22,258,865.761
	2005	$0.989934	$1.035455	25,869,400.025
	2004	$0.914665	$0.989934	27,805,789.891
	2003	$0.709982	$0.914665	28,908,483.578
	2002	$0.933658	$0.709982	28,064,439.549
	2001	$1.000000	$0.933658	5,711,161

72

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Small Cap VP – Initial Class(1)	2007	$1.142815	$1.234015	11,865,524.821
Subaccount Inception Date May 1, 2000	2006	$1.119752	$1.142815	15,322,954.666
	2005	$1.027478	$1.119752	20,048,997.963
	2004	$0.944973	$1.027478	22,703,299.831
	2003	$0.683124	$0.944973	31,411,389.160
	2002	$0.954401	$0.683124	20,851,241.317
	2001	$1.000000	$0.954401	2,941,790
Transamerica Templeton Global VP – Initial Class(3)	2007	$1.187578	$1.348296	2,233,002.656
Subaccount Inception Date October 9, 2000	2006	$1.014684	$1.187578	2,814,496.595
	2005	$0.958284	$1.014684	2,647,486.358
	2004	$0.888634	$0.958284	1,978,565.227
	2003	$0.711719	$0.888634	1,475,876.974
	2002	$0.920387	$0.711719	1,265,457.981
	2001	$1.000000	$0.920387	333,114
Transamerica Balanced VP – Initial Class(1)	2007	$1.320483	$1.477848	1,031,736.339
Subaccount Inception Date May 1, 2002	2006	$1.228162	$1.320483	1,097,974.688
	2005	$1.154600	$1.228162	1,315,509.774
	2004	$1.054354	$1.154600	1,131,695.023
	2003	$0.939595	$1.054354	1,501,617.0569
	2002	$1.000000	$0.939595	869,259.598
Transamerica Convertible Securities VP – Initial Class(1)	2007	$1.401918	$1.638459	2,923,711.330
Subaccount Inception Date May 1, 2002	2006	$1.283056	$1.401918	2,899,859.736
	2005	$1.253568	$1.283056	2,206,318.674
	2004	$1.124250	$1.253568	2,956,501.655
	2003	$0.922763	$1.124250	2,227,338.303
	2002	$1.000000	$0.922763	659.732.771
Transamerica Equity VP – Initial Class(1)	2007	$1.210684	$1.386928	27,795,532.345
Subaccount Inception Date May 1, 2000	2006	$1.130303	$1.210684	35,771,252.835
	2005	$0.984415	$1.130303	35,707,292.058
	2004	$0.862831	$0.984415	39,482,424.421
	2003	$0.667381	$0.862831	36,229,481.330
	2002	$0.871170	$0.667381	46,586,222.044
	2001	$1.000000	$0.871170	11,075,671
Transamerica Growth Opportunities VP – Initial Class(1)	2007	$1.645959	$1.995845	6,188,048.051
Subaccount Inception Date May 1, 2001	2006	$1.589487	$1.645959	7,473,227.592
	2005	$1.388005	$1.589487	8,900,079.694
	2004	$1.208021	$1.388005	13,607,850.141
	2003	$0.934457	$1.208021	6,727,476.031
	2002	$1.106909	$0.934457	9,004,244.479
	2001	$1.000000	$1.106909	1,746,349
Transamerica Money Market VP – Initial Class(1)	2007	$1.040732	$1.076827	28,125,928.235
Subaccount Inception Date April 8, 1991	2006	$1.008571	$1.040732	20,811,556.153
	2005	$0.994970	$1.008571	18,407,755.261
	2004	$0.999891	$0.994970	24,307,150.128
	2003	$1.007422	$0.999891	23,248,961.889
	2002	$1.009719	$1.007422	38,423,033.379
	2001	$1.000000	$1.009719	13,821,591
Transamerica Science & Technology VP – Initial Class(3)	2007	$0.747144	$0.977128	5,285,492.979
Subaccount Inception Date May 1, 2001	2006	$0.750778	$0.747144	5,744,315.843
	2005	$0.746619	$0.750778	7,766,969.038
	2004	$0.701312	$0.746619	9,726,021.596
	2003	$0.471553	$0.701312	8,814,289.609
	2002	$0.773485	$0.471553	6,860,882.263
	2001	$1.000000	$0.773485	1,351,941

73

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Small/Mid Cap Value VP – Initial Class(1)	2007	$1.634690	$2.008812	26,387,215.926
Subaccount Inception Date May 4, 1993	2006	$1.405416	$1.634690	33,529,607.890
	2005	$1.256098	$1.405416	40,584,556.427
	2004	$1.095856	$1.256098	47,250,372.853
	2003	$0.582857	$1.095856	53,827,385.1457
	2002	$0.977283	$0.582857	60,192,373.515
	2001	$1.000000	$0.977283	11,563,127
Transamerica U.S. Government Securities VP – Initial Class(1)	2007	$1.119249	$1.169318	13,273,335.805
Subaccount Inception Date May 9, 1994	2006	$1.100013	$1.119249	15,204,645.337
	2005	$1.092103	$1.100013	19,018,015.117
	2004	$1.073159	$1.092103	20,912,208.570
	2003	$1.058073	$1.073159	27,447,382.003
	2002	$1.014928	$1.058073	32,959,958.561
	2001	$1.000000	$1.014928	5,327,788
Transamerica Van Kampen Active International Allocation VP – Initial Class(1)	2007	$1.383773	$1.575932	13,354,002.886
Subaccount Inception Date April 8, 1991	2006	$1.137156	$1.383773	12,842,047.929
	2005	$1.014278	$1.137156	13,449,186.931
	2004	$0.887200	$1.014278	10,770,582.893
	2003	$0.678033	$0.887200	6,020,969.266
	2002	$0.828893	$0.678033	6,281,323.628
	2001	$1.000000	$0.828893	900,250
Transamerica Van Kampen Large Cap Core VP – Initial Class(1)	2007	$1.232298	$1.326278	9,209,887.390
Subaccount Inception Date April 8, 1991	2006	$1.133597	$1.232298	11,149,111.005
	2005	$1.051547	$1.133597	16,328,583.380
	2004	$0.946634	$1.051547	18,345,749.837
	2003	$0.793528	$0.946634	22,954,158.545
	2002	$0.963225	$0.793528	40,793,056.086
	2001	$1.000000	$0.963225	11,510,203
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class(1)	2007	$0.812430	$0.980707	9,702,800.654
Subaccount Inception Date May 1, 2001	2006	$0.750266	$0.812430	10,867,545.320
	2005	$0.708049	$0.750266	13,981,791.177
	2004	$0.670790	$0.708049	17,775,579.011
	2003	$0.531264	$0.670790	19,954,161.928
	2002	$0.805577	$0.531264	21,742,734.531
	2001	$1.000000	$0.805577	3,422,809
Transamerica American Century Large Company Value VP – Service Class	2007	$1.659710	$1.613258	177,154.194
Subaccount Inception Date May 1, 2001	2006	$1.410333	$1.659710	189,178.652
	2005	$1.378605	$1.410333	183,183.828
	2004	$1.231649	$1.378605	132,395.637
	2003	$1.000000	$1.231649	21,142.7218
Transamerica Asset Allocation – Conservative VP – Service Class	2007	$1.388212	$1.451655	8,449,744.689
Subaccount Inception Date May 1, 2002	2006	$1.290949	$1.388212	6,351,575.848
	2005	$1.247755	$1.290949	5,207,745.184
	2004	$1.157202	$1.247755	3,500,465.264
	2003	$1.000000	$1.157202	453,423.5936
Transamerica Asset Allocation – Growth VP – Service Class	2007	$1.753024	$1.857109	13,352,178.114
Subaccount Inception Date May 1, 2002	2006	$1.543443	$1.753024	11,986,808.749
	2005	$1.399649	$1.543443	10,165,575.167
	2004	$1.247283	$1.399649	7,780,059.897
	2003	$1.000000	$1.247283	286,083.8391

74

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Moderate VP – Service Class	2007	$1.492972	$1.584543	33,014,876.373
Subaccount Inception Date May 1, 2002	2006	$1.362531	$1.492972	26,062,949.981
	2005	$1.290878	$1.362531	20,040,246.788
	2004	$1.179114	$1.290878	12,083,546.284
	2003	$1.000000	$1.179114	1,060,238.9199
Transamerica Asset Allocation – Moderate Growth VP – Service Class	2007	$1.624969	$1.722889	72,667,354.335
Subaccount Inception Date May 1, 2002	2006	$1.453499	$1.624969	49,669,964.984
	2005	$1.344702	$1.453499	29,743,393.721
	2004	$1.206176	$1.344702	13,026,240.646
	2003	$1.000000	$1.206176	866,132.1961
Transamerica International Moderate Growth VP – Service Class	2007	$1.03768	$1.101698	10,484,478.909
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.03768	1,585,700.909
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.917627	$1.971298	750,652.143
Subaccount Inception Date May 1, 2000	2006	$1.668938	$1.917627	614,761.786
	2005	$1.463652	$1.668938	497,499.714
	2004	$1.259049	$1.463652	273,314.811
	2003	$1.000000	$1.259049	19,505.649
Transamerica Capital Guardian Global VP – Service Class	2007	$1.736504	$1.815108	672,962.218
Subaccount Inception Date February 2, 1998	2006	$1.546069	$1.736504	712,551.688
	2005	$1.427847	$1.546069	618,073.841
	2004	$1.310414	$1.427847	298,994.367
	2003	$1.000000	$1.310414	48,462.2101
Transamerica Capital Guardian U.S. Equity VP – Service Class	2007	$1.524643	$1.496126	670,528.337
Subaccount Inception Date July 1, 1998	2006	$1.408489	$1.524643	671,093.940
	2005	$1.347820	$1.408489	578,611.506
	2004	$1.249463	$1.347820	438,877.263
	2003	$1.000000	$1.249463	65,551.782
Transamerica Capital Guardian Value VP – Service Class	2007	$1.784007	$1.642570	908,484.532
Subaccount Inception Date May 27, 1993	2006	$1.558191	$1.784007	892,239.948
	2005	$1.471108	$1.558191	855,419.291
	2004	$1.283000	$1.471108	598,196.993
	2003	$1.000000	$1.283000	73,180.342
Transamerica Clarion Global Real Estate Securities VP – Service Class	2007	$2.580481	$2.366536	506,071.765
Subaccount Inception Date May 1, 2002	2006	$1.845522	$2.580481	276,287.445
	2005	$1.654962	$1.845522	246,527.688
	2004	$1.267846	$1.654962	167,881.007
	2003	$1.000000	$1.267846	21,789.232
Transamerica JPMorgan Enhanced Index VP – Service Class	2007	$1.527577	$1.569625	99,229.463
Subaccount Inception Date May 1, 1997	2006	$1.348625	$1.527577	91,489.060
	2005	$1.326377	$1.348625	73,039.911
	2004	$1.216104	$1.326377	75,952.207
	2003	$1.000000	$1.216104	14,773.275
Transamerica Jennison Growth VP– Service Class	2007	$1.445312	$1.584415	148,635.303
Subaccount Inception Date November 18, 1996	2006	$1.443829	$1.445312	119,454.832
	2005	$1.290888	$1.443829	94,959.310
	2004	$1.203574	$1.290888	34,960.165
	2003	$1.000000	$1.203574	9,467.185
Transamerica Legg Mason Partners All Cap VP – Service Class(2)	2007	$1.631685	$1.619720	445,539.140
Subaccount Inception Date May 1, 2000	2006	$1.399998	$1.631685	401,984.474
	2005	$1.368850	$1.399998	375,371.710
	2004	$1.275932	$1.368850	334,624.269
	2003	$1.000000	$1.275932	19,388.405

75

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica MFS High Yield VP – Service Class	2007	$1.276255	$1.279014	457,397.140
Subaccount Inception Date June 2, 1998	2006	$1.171024	$1.276255	417,147.499
	2005	$1.170941	$1.171024	366,253.533
	2004	$1.085403	$1.170941	398,296.667
	2003	$1.000000	$1.085403	150,974.273
Transamerica MFS International Equity VP – Service Class(3)	2007	$1.895435	$2.032875	760,765.644
Subaccount Inception Date May 1, 2001	2006	$1.565082	$1.895435	278,372.177
	2005	$1.412998	$1.565082	128,146.139
	2004	$1.255588	$1.412998	101,200.554
	2003	$1.000000	$1.255588	276.0572
Transamerica Marsico Growth VP – Service Class(4)	2007	$1.451928	$1.718350	541,718.748
Subaccount Inception Date May 1, 2000	2006	$1.401400	$1.451928	459,841.360
	2005	$1.314431	$1.401400	430,435.254
	2004	$1.190949	$1.314431	249,867.418
	2003	$1.000000	$1.190949	7,208.809
Transamerica PIMCO Total Return VP – Service Class	2007	$1.067572	$1.144309	1,297,631.325
Subaccount Inception Date May 1, 2002	2006	$1.042889	$1.067572	1,538,811.734
	2005	$1.037408	$1.042889	1,463,556.867
	2004	$1.010392	$1.037408	976,315.714
	2003	$1.000000	$1.010392	142,275.747
Transamerica T. Rowe Price Equity Income VP – Service Class	2007	$1.642786	$1.667871	1,167,286.182
Subaccount Inception Date January 3, 1995	2006	$1.404622	$1.642786	1,098,676.613
	2005	$1.373349	$1.404622	933,863.893
	2004	$1.216801	$1.373349	714,866.481
	2003	$1.000000	$1.216801	75,443.719
Transamerica T. Rowe Price Growth Stock VP – Service Class	2007	$1.521793	$1.643166	431,041.771
Subaccount Inception Date January 3, 1995	2006	$1.365208	$1.521793	461,197.478
	2005	$1.308482	$1.365208	404,108.627
	2004	$1.212252	$1.308482	370,758.608
	2003	$1.000000	$1.212252	28,907.459
Transamerica T. Rowe Price Small Cap VP – Service Class	2007	$1.600870	$1.723339	541,949.910
Subaccount Inception Date May 1, 2000	2006	$1.572316	$1.600870	804,035.563
	2005	$1.445530	$1.572316	752,922.036
	2004	$1.332482	$1.445530	286,574.361
	2003	$1.000000	$1.332482	45,534.520
Transamerica Templeton Global VP – Service Class(5)	2007	$1.336569	$1.513962	473,331.325
Subaccount Inception Date October 9, 2000	2006	$1.145276	$1.336569	320,310.374
	2005	$1.084034	$1.145276	299,060.009
	2004	$1.206334	$1.084034	171,231.964
	2003	$1.000000	$1.206334	31,120.292
Transamerica Balanced VP – Service Class	2007	$1.365103	$1.524707	704,179.243
Subaccount Inception Date May 1, 2002	2006	$1.274168	$1.365103	421,334.962
	2005	$1.199769	$1.274168	83,278.420
	2004	$1.098349	$1.199769	41,002.289
	2003	$1.000000	$1.098349	1,576.204
Transamerica Convertible Securities VP – Service Class	2007	$1.428939	$1.665133	533,892.149
Subaccount Inception Date May 1, 2002	2006	$1.310709	$1.428939	379,924.087
	2005	$1.284802	$1.310709	316,234.296
	2004	$1.154157	$1.284802	200,826.320
	2003	$1.000000	$1.154157	0.000

76

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Service Class(6)	2007	$1.687384	$1.929018	1,638,941.455
Subaccount Inception Date May 1, 2000	2006	$1.580157	$1.687384	1,587,729.572
	2005	$1.379279	$1.580157	1,172,691.536
	2004	$1.210890	$1.379279	613,476.605
	2003	$1.000000	$1.210890	28,112.713
Transamerica Growth Opportunities VP – Service Class	2007	$1.695953	$2.050645	340,013.454
Subaccount Inception Date May 1, 2001	2006	$1.640955	$1.695953	336,976.332
	2005	$1.436639	$1.640955	351,687.197
	2004	$1.251624	$1.436639	422,076.214
	2003	$1.000000	$1.251624	8,439.832
Transamerica Money Market VP – Service Class	2007	$1.026204	$1.059141	4,124,023.150
Subaccount Inception Date April 8, 1991	2006	$0.996971	$1.026204	1,927,835.453
	2005	$0.985977	$0.996971	1,533,323.685
	2004	$0.993319	$0.985977	1,015,897.444
	2003	$1.000000	$0.993319	570,320.435
Transamerica Science & Technology VP – Service Class(7)	2007	$1.378700	$1.799655	249,427.942
Subaccount Inception Date May 1, 2001	2006	$1.383791	$1.378700	281,771.247
	2005	$1.378700	$1.388739	286,832.475
	2004	$1.305914	$1.383791	329,586.323
	2003	$1.000000	$1.305914	593.365
Transamerica U.S. Government Securities VP – Service Class	2007	$1.030263	$1.073637	361,297.493
Subaccount Inception Date May 9, 1994	2006	$1.014639	$1.030263	336,762.250
	2005	$1.009806	$1.014639	379,254.151
	2004	$0.996080	$1.009806	310,484.884
	2003	$1.000000	$0.996080	29,776.563
Transamerica Van Kampen Active International Allocation VP – Service Class	2007	$2.034237	$2.310106	1,104,968.644
Subaccount Inception Date April 8, 1991	2006	$1.676063	$2.034237	636,702.239
	2005	$1.497321	$1.676063	294,472.300
	2004	$1.313437	$1.497321	53,163.663
	2003	$1.000000	$1.313437	0.000
Transamerica Van Kampen Large Cap Core VP – Service Class	2007	$1.487354	$1.596299	212,110.806
Subaccount Inception Date April 8, 1991	2006	$1.371602	$1.487354	156,391.062
	2005	$1.275740	$1.371602	119,875.142
	2004	$1.150762	$1.275740	88,627.963
	2003	$1.000000	$1.150762	58,937.737
Transamerica Van Kampen Mid-Cap Growth VP – Service Class	2007	$1.430616	$1.722779	297,554.272
Subaccount Inception Date May 1, 2001	2006	$1.324940	$1.430616	218,807.993
	2005	$1.253128	$1.324940	205,773.131
	2004	$1.189709	$1.253128	181,007.748
	2003	$1.000000	$1.189709	40,928.103
PAM Transamerica U.S. Government Securities VP – Service Class	2007	$1.030263	$1.073637	1,088,666.718
Subaccount Inception Date November 3, 2003	2006	$1.014639	$1.030263	0.000
	2005	$1.009806	$1.014639	0.000
	2004	$0.996080	$1.009806	41,453.315
	2003	$1.000000	$0.996080	0.000
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.256087	$1.254298	2,999,816.931
Subaccount Inception Date May 1, 2002	2006	$1.128805	$1.256087	3,436,577.878
	2005	$1.086700	$1.128805	4,897,660.013
	2004	$0.995176	$1.086700	10,860,882.265
	2003	$0.757796	$0.995176	6,831,640.610
	2002	$1.000000	$0.757796	5,443,085.772

77

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.181969	$1.301026	705,649.567
Subaccount Inception Date May 1, 2002	2006	$1.131131	$1.181969	777,372.505
	2005	$1.057344	$1.131131	963,414.135
	2004	$1.009328	$1.057344	985,283.036
	2003	$0.793030	$1.009328	904,877.420
	2002	$1.000000	$0.793030	515,930.108
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.201232	$1.240900	17,541,902.338
Subaccount Inception Date May 1, 2001	2006	$1.042190	$1.201232	20,776,931.762
	2005	$1.011301	$1.042190	25,282,712.943
	2004	$0.922939	$1.011301	28,481,848.687
	2003	$0.708682	$0.922939	32,962,226.168
	2002	$0.925362	$0.708682	33,301,693.747
	2001	$1.000000	$0.925362	8,115,908
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$0.836930	$0.936742	6,654,184.993
Subaccount Inception Date May 1, 2001	2006	$0.854933	$0.836930	8,634,773.055
	2005	$0.755575	$0.854933	10,642,284.551
	2004	$0.707865	$0.755575	10,876,037.049
	2003	$0.582390	$0.707865	13,584,742.052
	2002	$0.854751	$0.582390	13,221,725.747
	2001	$1.000000	$0.854751	4,169,129
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2007	$1.522722	$1.759659	23,269,209.997
Subaccount Inception Date May 1, 2000	2006	$1.386943	$1.522722	26,629,871.908
	2005	$1.206785	$1.386943	28,768,446.814
	2004	$1.063687	$1.206785	21,910,676.804
	2003	$0.842179	$1.063687	19,355,754.646
	2002	$0.945641	$0.842179	17,988,364.952
	2001	$1.000000	$0.945641	3,842,220
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.318490	$1.315429	12,605,279.260
Subaccount Inception Date May 1, 2000	2006	$1.115838	$1.318490	15,840,155.328
	2005	$1.072770	$1.115838	15,676,904.613
	2004	$0.978943	$1.072770	18,240,147.809
	2003	$0.764145	$0.978943	19,226,593.893
	2002	$0.936205	$0.764145	18,718,379.029
	2001	$1.000000	$0.936205	2,912,578
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$0.862415	$1.076102	8,217,782.687
Subaccount Inception Date May 1, 2001	2006	$0.821333	$0.862415	8,000,489.513
	2005	$0.790140	$0.821333	9,098,708.664
	2004	$0.777739	$0.790140	10,723,087.028
	2003	$0.595582	$0.777739	11,024,505.533
	2002	$0.867285	$0.595582	10,076,118.099
	2001	$1.000000	$0.867285	1,453,053
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	2007	$1.043217	$1.263124	1,710,519.971
Subaccount Inception Date May 1, 2000	2006	$1.007259	$1.043217	1,993,001.368
	2005	$0.940705	$1.007259	2,204,922.790
	2004	$0.893302	$0.940705	2,450,315.226
	2003	$0.700666	$0.893302	2,709,639.036
	2002	$0.911864	$0.700666	2,953,632.988
	2001	$1.000000	$0.911864	1,208,091

78

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$1.962071	$2.229383	26,692,689.680
Subaccount Inception Date May 1, 2000	2006	$1.771680	$1.962071	32,477,599.946
	2005	$1.523667	$1.771680	43,061,630.888
	2004	$1.240664	$1.523667	42,429,335.480
	2003	$0.910846	$1.240664	44,963,083.179
	2002	$1.027526	$0.910846	43,590,835.534
	2001	$1.000000	$1.027526	7,140,844
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.500649	$1.558794	6,603,029.447
Subaccount Inception Date May 1, 2002	2006	$1.312926	$1.500649	6,929,838.747
	2005	$1.300991	$1.312926	7,225,570.085
	2004	$1.160021	$1.300991	10,344,797.767
	2003	$0.748203	$1.160021	6,968,611.191
	2002	$1.000000	$0.748203	2,425,397.550
Franklin Income Securities Fund – Class 2	2007	$1.000000	$0.969756	785,173.699
Subaccount Inception Date May 1, 2007
Mutual Shares Securities Fund – Class 2	2007	$1.000000	$0.963806	1,002,853.368
Subaccount Inception Date May 1, 2007
Templeton Foreign Securities Fund – Class 2	2007	$1.000000	$1.068371	1,831,308.700
Subaccount Inception Date May 1, 2007
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$1.057376	$1.268144	5,264,274.983
Subaccount Inception Date October 9, 2000	2006	$0.947165	$1.057376	4,458,367.003
	2005	$0.858123	$0.947165	5,582,814.115
	2004	$0.722993	$0.858123	6,043,121.539
	2003	$0.544519	$0.722993	15,111,459.595
	2002	$0.768907	$0.544519	5,373,366.010
	2001	$1.000000	$0.768907	2,035,132
Janus Aspen – Mid Cap Value Portfolio – Service Shares	2007	$1.355083	$1.430694	783,225.891
Subaccount Inception Date October 9, 2000	2006	$1.195287	$1.355083	892,776.255
	2005	$1.102842	$1.195287	1,031,205.022
	2004	$0.950284	$1.102842	1,137,462.679
	2003	$0.683026	$0.950284	1,242,714.283
	2002	$0.905322	$0.683026	1,820,028.606
	2001	$1.000000	$0.905322	614,762
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$0.927683	$0.999477	10,186,109.410
Subaccount Inception Date October 9, 2000	2006	$0.798359	$0.927683	10,746,902.560
	2005	$0.767566	$0.798359	11,328,714.340
	2004	$0.745357	$0.767566	11,850,013.856
	2003	$0.611673	$0.745357	13,523,663.769
	2002	$0.835708	$0.611673	16,227,439.303
	2001	$1.000000	$0.835708	3,443,281
MFS New Discovery Series – Service Class	2007	$1.182905	$1.191553	2,305,906.591
Subaccount Inception Date May 1, 2002	2006	$1.063134	$1.182905	3,073,539.323
	2005	$1.027353	$1.063134	3,699,243.471
	2004	$0.981842	$1.027353	4,224,900.842
	2003	$0.746874	$0.981842	4,005,302.089
	2002	$1.000000	$0.746874	2,689,419.864
MFS Total Return Series – Service Class	2007	$1.275094	$1.305576	4,751,401.524
Subaccount Inception Date May 1, 2002	2006	$1.159404	$1.275094	5,513,174.164
	2005	$1.146954	$1.159404	6,627,381.834
	2004	$1.048576	$1.146954	5,741,220.139
	2003	$0.917454	$1.048576	4,628,848.709
	2002	$1.000000	$0.917454	2,874,746.063

79

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial Class(1)	2007	$1.291591	$1.259464	508,857.163
Subaccount Inception Date May 1, 2001	2006	$1.094261	$1.291591	665,840.918
	2005	$1.065370	$1.094261	660,952.241
	2004	$0.948383	$1.065370	631,733.804
	2003	$0.746690	$0.948383	613,619.043
	2002	$0.939214	$0.746690	448,419.255
	2001	$1.000000	$0.939214	199,168
Transamerica Asset Allocation – Conservative VP – Initial Class(1)	2007	$1.317265	$1.381913	3,948,873.211
Subaccount Inception Date May 1, 2002	2006	$1.220383	$1.317265	3,419,725.545
	2005	$1.176448	$1.220383	3,071,029.489
	2004	$1.087333	$1.176448	2,424,715.701
	2003	$0.896994	$1.087333	1,220,110.043
	2002	$1.000000	$0.896994	746,979.938
Transamerica Asset Allocation – Growth VP – Initial Class(1)	2007	$1.476629	$1.569060	5,094,102.056
Subaccount Inception Date May 1, 2002	2006	$1.294993	$1.476629	6,278,577.331
	2005	$1.169884	$1.294993	2,984,017.487
	2004	$1.038925	$1.169884	2,293,997.820
	2003	$0.805402	$1.038925	1,067,280.369
	2002	$1.000000	$0.805402	178,360.079
Transamerica Asset Allocation – Moderate VP – Initial Class(1)	2007	$1.368733	$1.457116	8,098,229.082
Subaccount Inception Date May 1, 2002	2006	$1.244946	$1.368733	7,622,795.972
	2005	$1.174865	$1.244946	5,966,622.805
	2004	$1.069495	$1.174865	5,444,219.106
	2003	$0.868490	$1.069495	4,984,402.867
	2002	$1.000000	$0.868490	1,196,692.473
Transamerica Asset Allocation – Moderate Growth VP – Initial Class(1)	2007	$1.435364	$1.526006	9,730,888.369
Subaccount Inception Date May 1, 2002	2006	$1.278529	$1.435364	9,532,074.554
	2005	$1.179485	$1.278529	7,224,952.047
	2004	$1.053363	$1.179485	5,711,319.819
	2003	$0.839908	$1.053363	3,099,006.622
	2002	$1.000000	$0.839908	1,743,854.956
Transamerica BlackRock Large Cap Value VP – Initial Class(1)	2007	$1.745501	$1.801104	2,362,995.997
Subaccount Inception Date May 1, 2000	2006	$1.513729	$1.745501	2,612,543.126
	2005	$1.323836	$1.513729	2,954,561.809
	2004	$1.134367	$1.323836	2,484,398.258
	2003	$0.886287	$1.134367	2,260,879.5064
	2002	$1.047563	$0.886287	2,977,283.533
	2001	$1.081878	$1.047563	2,904,194
	2000	$1.000000	$1.081878	526,757
Transamerica Capital Guardian Global VP – Initial Class(1)	2007	$1.632783	$1.711650	4,749,850.090
Subaccount Inception Date February 2, 1998	2006	$1.448193	$1.632783	5,342,802.844
	2005	$1.332782	$1.448193	5,905,133.186
	2004	$1.218897	$1.332782	4,998,337.748
	2003	$0.898194	$1.218897	5,199,113.541
	2002	$1.131675	$0.898194	5,723,654.840
	2001	$1.280261	$1.131675	6,769,555
	2000	$1.534754	$1.280261	8,964,830
	1999	$1.052609	$1.534754	8,189,239
	1998	$1.000000	$1.052609	7,340,387

80

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian U.S. Equity VP – Initial Class(1)	2007	$1.054511	$1.038273	5,309,016.525
Subaccount Inception Date July 1, 1998	2006	$0.971090	$1.054511	6,166,497.545
	2005	$0.926223	$0.971090	7,193,165.471
	2004	$0.855645	$0.926223	7,030,635.646
	2003	$0.635616	$0.855645	7,039,449.494
	2002	$0.845807	$0.635616	6,725,430.376
	2001	$0.887757	$0.845807	7,052,320
	2000	$0.964682	$0.887757	6,687,565
	1999	$1.122170	$0.964682	3,560,121
	1998	$1.000000	$1.122170	1,697,953
Transamerica Capital Guardian Value VP – Initial Class(1)	2007	$3.377360	$3.121177	15,140,664.865
Subaccount Inception Date May 27, 1993	2006	$2.939572	$3.377360	19,296,611.368
	2005	$2.767270	$2.939572	22,941,997.504
	2004	$2.404464	$2.767270	26,025,655.100
	2003	$1.811637	$2.404464	30,542,561.728
	2002	$2.316504	$1.811637	36,172,249.327
	2001	$2.202884	$2.316504	44,245,720
	2000	$2.115695	$2.202884	52,310,186
	1999	$2.212928	$2.115695	66,030,029
	1998	$2.086130	$2.212928	78,666,774
Transamerica Clarion Global Real Estate Securities VP – Initial Class(1)	2007	$2.561764	$2.356813	1,769,910.269
Subaccount Inception Date May 1, 2002	2006	$1.825716	$2.561764	2,401,286.773
	2005	$1.631387	$1.825716	2,246,678.414
	2004	$1.245119	$1.631387	2,263,113.857
	2003	$0.930127	$1.245119	1,791,793.908
	2002	$1.000000	$0.930127	1,574,106.747
Transamerica JPMorgan Enhanced Index VP – Initial Class(1)	2007	$1.684237	$1.736224	8,534,527.928
Subaccount Inception Date May 1, 1997	2006	$1.480999	$1.684237	10,011,002.407
	2005	$1.451467	$1.480999	8,953,687.752
	2004	$1.325747	$1.451467	9,446,389.081
	2003	$1.042538	$1.325747	11,472,576.7638
	2002	$1.401905	$1.042538	11,986,885.369
	2001	$1.615156	$1.401905	15,803,392
	2000	$1.838549	$1.615156	19,789,520
	1999	$1.577775	$1.838549	20,376,497
	1998	$1.217647	$1.577775	13,701,548
Transamerica Jennison Growth VP – Initial Class(1)	2007	$0.915116	$1.006325	5,084,968.349
Subaccount Inception Date November 18, 1996	2006	$0.910023	$0.915116	6,265,239.244
	2005	$0.810917	$0.910023	7,527,635.160
	2004	$0.753515	$0.810917	7,600,074.327
	2003	$0.593335	$0.753515	8,227,504.7998
	2002	$0.868714	$0.593335	8,979,133.102
	2001	$1.081530	$0.868714	11,859,669
	2000	$1.240246	$1.081530	13,481,390
	1999	$1.200101	$1.240246	16,283,827
	1998	$1.156993	$1.200101	18,189,950
Transamerica Legg Mason Partners All Cap VP – Initial Class(1)	2007	$1.328898	$1.324021	3,128,876.437
Subaccount Inception Date May 1, 2000	2006	$1.136546	$1.328898	3,583,485.629
	2005	$1.107261	$1.136546	4,347,646.566
	2004	$1.028766	$1.107261	4,447,900.656
	2003	$0.771838	$1.028766	4,299,974.6117
	2002	$1.039580	$0.771838	4,621,748.748
	2001	$1.032666	$1.039580	5,097,147
	2000	$1.000000	$1.032666	1,957,163

81

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica MFS High Yield VP – Initial Class(1)	2007	$1.334548	$1.340423	4,301,288.251
Subaccount Inception Date June 2, 1998	2006	$1.219659	$1.334548	5,442,545.652
	2005	$1.214656	$1.219659	6,408,441.406
	2004	$1.122105	$1.214656	8,643,646.431
	2003	$0.966374	$1.122105	9,496,015.8792
	2002	$0.960010	$0.966374	8,693,528.576
	2001	$0.938048	$0.960010	5,478,152
	2000	$1.003083	$0.938048	9,361,452
	1999	$0.961203	$1.003083	8,977,277
	1998	$1.000000	$0.961203	6,199,318
Transamerica MFS International Equity VP – Initial Class(1)	2007	$1.206202	$1.298322	1,865,662.326
Subaccount Inception Date May 1, 2001	2006	$0.993791	$1.206202	2,054,157.754
	2005	$0.892808	$0.993791	1,642,028.159
	2004	$0.791771	$0.892808	1,446,391.680
	2003	$0.640777	$0.791771	1,411,670.494
	2002	$0.833205	$0.640777	367,641.197
	2001	$1.000000	$0.833205	159,981
Transamerica Marsico Growth VP – Initial Class(1)(2)	2007	$0.869361	$1.032219	2,231,556.825
Subaccount Inception Date May 1, 2000	2006	$0.836629	$0.869361	2,349,743.427
	2005	$0.781242	$0.836629	2,068,296.872
	2004	$0.705753	$0.781242	1,471,402.427
	2003	$0.566427	$0.705753	897,190.7905
	2002	$0.775980	$0.566427	668,734.113
	2001	$0.916033	$0.775980	992,435
	2000	$1.000000	$0.916033	278,174
Transamerica PIMCO Total Return VP – Initial Class(1)	2007	$1.163454	$1.249982	6,170,427.327
Subaccount Inception Date May 1, 2002	2006	$1.132042	$1.163454	6,593,664.567
	2005	$1.121717	$1.132042	5,792,288.584
	2004	$1.088527	$1.121717	4,883,932.170
	2003	$1.052178	$1.088527	6,311,547.8819
	2002	$1.000000	$1.052178	4,322,292.201
Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2007	$3.416636	$3.480982	20,052,720.383
Subaccount Inception Date January 3, 1995	2006	$2.912133	$3.416636	24,836,158.376
	2005	$2.836258	$2.912133	29,533,036.658
	2004	$2.505001	$2.836258	33,019,972.422
	2003	$2.022500	$2.505001	38,070,609.9261
	2002	$2.352249	$2.022500	44,648,715.071
	2001	$2.334702	$2.352249	53,131,225
	2000	$2.107761	$2.334702	60,459,235
	1999	$2.065623	$2.107761	74,445,822
	1998	$1.925022	$2.065623	83,821,265
Transamerica T. Rowe Price Growth Stock VP – Initial Class(1)	2007	$3.386439	$3.670436	12,655,004.911
Subaccount Inception Date January 3, 1995	2006	$3.028461	$3.386439	15,692,717.122
	2005	$2.892491	$3.028461	17,570,318.613
	2004	$2.669933	$2.892491	19,329,022.705
	2003	$2.070419	$2.669933	21,830,145.1804
	2002	$2.719986	$2.070419	25,335,193.394
	2001	$3.066258	$2.719986	31,999,230
	2000	$3.124914	$3.066258	39,142,353
	1999	$2.593121	$3.124914	42,063,489
	1998	$2.043487	$2.593121	45,596,535

82

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Small Cap VP – Initial Class(1)	2007	$0.916411	$0.990536	2,368,637.184
Subaccount Inception Date May 1, 2000	2006	$0.897026	$0.916411	2,965,980.909
	2005	$0.822294	$0.897026	3,163,626.920
	2004	$0.755520	$0.822294	3,430,777.931
	2003	$0.545628	$0.755520	4,229,982.7096
	2002	$0.761551	$0.545628	2,895,465.966
	2001	$0.855380	$0.761551	1,838,502
	2000	$1.000000	$0.855380	497,185
Transamerica Templeton Global VP – Initial Class(3)	2007	$0.701121	$0.796796	2,494,700.937
Subaccount Inception Date October 9, 2000	2006	$0.598455	$0.701121	2,651,947.382
	2005	$0.564642	$0.598455	2,626,947.632
	2004	$0.753804	$0.564642	1,502,945.491
	2003	$0.603147	$0.753804	149,967.2186
	2002	$0.779219	$0.603147	281,733.960
	2001	$0.950187	$0.779219	120,790
	2000	$1.000000	$0.950187	56,200
Transamerica Balanced VP – Initial Class(1)	2007	$1.326575	$1.486147	385,306.598
Subaccount Inception Date May 1, 2002	2006	$1.232622	$1.326575	463,377.407
	2005	$1.157655	$1.232622	393,584.249
	2004	$1.056091	$1.157655	499,023.545
	2003	$0.940213	$1.056091	448,385.5464
	2002	$1.000000	$0.940213	308,853.226
Transamerica Convertible Securities VP – Initial Class(1)	2007	$1.408357	$1.647615	1,072,626.840
Subaccount Inception Date May 1, 2002	2006	$1.287698	$1.408357	988,666.962
	2005	$1.256871	$1.287698	863,980.614
	2004	$1.126105	$1.256871	720,107.967
	2003	$0.923378	$1.126105	629,683.6071
	2002	$1.000000	$0.923378	206,156.677
Transamerica Equity VP – Initial Class(1)	2007	$0.942483	$1.080758	82,865,065.911
Subaccount Inception Date May 1, 2000	2006	$0.879044	$0.942483	100,246,006.638
	2005	$0.764836	$0.879044	4,938,559.777
	2004	$0.669708	$0.764836	4,247,712.073
	2003	$0.517494	$0.669708	2,453,362.7663
	2002	$0.674851	$0.517494	2,487,782.396
	2001	$0.830824	$0.674851	1,739,044
	2000	$1.000000	$0.830824	993,984
Transamerica Growth Opportunities VP – Initial Class(1)	2007	$1.655196	$2.009032	1,033,482.578
Subaccount Inception Date May 1, 2001	2006	$1.596837	$1.655196	1,152,266.853
	2005	$1.393038	$1.596837	1,293,471.087
	2004	$1.211201	$1.393038	1,422,418.696
	2003	$0.936005	$1.211201	262,913.5180
	2002	$1.107646	$0.936005	315,300.999
	2001	$1.000000	$1.107646	78,790
Transamerica Money Market VP – Initial Class(1)	2007	$1.417616	$1.468242	12,254,198.760
Subaccount Inception Date April 8, 1991	2006	$1.372479	$1.417616	12,870,649.080
	2005	$1.352646	$1.372479	11,847,869.456
	2004	$1.357996	$1.352646	16,419,189.782
	2003	$1.366869	$1.357996	20,068,862.5829

83

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Science & Technology VP – Initial Class(3)	2007	$0.751331	$0.983575	556,875.500
Subaccount Inception Date May 1, 2001	2006	$0.754243	$0.751331	638,044.098
	2005	$0.749322	$0.754243	748,826.942
	2004	$0.703168	$0.749322	1,052,597.385
	2003	$0.472335	$0.703168	368,395.9602
	2002	$0.773994	$0.472335	207,033.476
	2001	$1.000000	$0.773994	51,295
Transamerica Small/Mid Cap Value VP – Initial Class(1)	2007	$5.326698	$6.552295	10,906,081.360
Subaccount Inception Date May 4, 1993	2006	$4.575107	$5.326698	13,564,029.821
	2005	$4.084993	$4.575107	15,756,634.740
	2004	$3.560345	$4.084993	18,764,500.265
	2003	$1.891803	$3.560345	22,342,963.6523
	2002	$3.168906	$1.891803	28,193,802.802
	2001	$2.495215	$3.168906	35,776,621
	2000	$2.278888	$2.495215	43,456,299
	1999	$1.785929	$2.278888	49,653,848
	1998	$1.851229	$1.785929	59,347,330
Transamerica U.S. Government Securities VP – Initial Class(1)	2007	$1.567147	$1.638874	8,953,603.231
Subaccount Inception Date May 9, 1994	2006	$1.538696	$1.567147	11,240,369.687
	2005	$1.526143	$1.538696	12,608,834.295
	2004	$1.498190	$1.526143	15,271,006.709
	2003	$1.475683	$1.498190	20,569,266.5159
	2002	$1.414117	$1.475683	28,356,603.540
	2001	$1.364481	$1.414117	28,689,960
	2000	$1.255919	$1.364481	29,554,729
	1999	$1.286733	$1.255919	38,368,704
	1998	$1.215033	$1.286733	41,241,128
Transamerica Van Kampen Active International Allocation VP – Initial Class(1)	2007	$2.056012	$2.343832	18,058,552.002
Subaccount Inception Date April 8, 1991	2006	$1.687937	$2.056012	21,744,301.963
	2005	$1.504078	$1.687937	25,162,969.729
	2004	$1.314348	$1.504078	28,683,643.440
	2003	$1.003493	$1.314348	33,155,822.7801
	2002	$1.225547	$1.003493	39,574,469.871
	2001	$1.613169	$1.225547	50,436,921
	2000	$2.001071	$1.613169	67,228,612
	1999	$1.533035	$2.001071	77,283,280
	1998	$1.346560	$1.533035	90,839,071
Transamerica Van Kampen Large Cap Core VP – Initial Class(1)	2007	$3.455380	$3.722594	17,279,574.399
Subaccount Inception Date April 8, 1991	2006	$3.175486	$3.455380	22,094,037.950
	2005	$2.942759	$3.175486	26,617,284.696
	2004	$2.646551	$2.942759	30,694,481.010
	2003	$2.216306	$2.646551	36,250,554.8272
	2002	$2.678589	$2.216306	44,933,517.409
	2001	$2.932518	$2.687589	60,117,350
	2000	$3.160924	$2.932518	81,940,094
	1999	$2.535888	$3.160924	100,119,683
	1998	$2.171948	$2.535888	116,236,044
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class(1)	2007	$0.816984	$0.987189	513,459.269
Subaccount Inception Date May 1, 2001	2006	$0.753727	$0.816984	439,548.832
	2005	$0.710611	$0.753727	531,509.536
	2004	$0.672550	$0.710611	685,116.597
	2003	$0.532132	$0.672550	782,303.2746
	2002	$0.806099	$0.532132	721,754,051
	2001	$1.000000	$0.806099	420,709

84

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.048367	$1.093594	0.000
Subaccount Inception Date November 3, 2003	2006	$1.031447	$1.048367	0.000
	2005	$1.025525	$1.031447	0.000
	2004	$1.010586	$1.025525	0.000
	2003	$1.000000	$1.010586	0.000
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.261880	$1.261330	316,327.161
Subaccount Inception Date May 1, 2002	2006	$1.132885	$1.261880	414,122.070
	2005	$1.089564	$1.132885	503,104.338
	2004	$0.996809	$1.089564	791,758.449
	2003	$0.758298	$0.996809	653,356.3526
	2002	$1.000000	$0.758298	296,591.241
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.187421	$1.308318	87,954.105
Subaccount Inception Date May 1, 2002	2006	$1.135225	$1.187421	84,756.127
	2005	$1.060132	$1.135225	102,452.243
	2004	$1.010990	$1.060132	151,283.510
	2003	$0.793548	$1.010990	176,977.3399
	2002	$1.000000	$0.793548	24,623.313
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.207946	$1.249071	1,580,014.437
Subaccount Inception Date May 1, 2001	2006	$1.046993	$1.207946	1,925,193.807
	2005	$1.014966	$1.046993	2,095,954.399
	2004	$0.925364	$1.014966	2,213,002.340
	2003	$0.709849	$0.925364	2,919,580.7262
	2002	$0.925978	$0.709849	2,716,484.252
	2001	$1.000000	$0.925978	2,054,794
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$0.841626	$0.942925	497,448.926
Subaccount Inception Date May 1, 2001	2006	$0.858880	$0.841626	636,180.984
	2005	$0.758307	$0.858880	724,322.499
	2004	$0.709730	$0.758307	310,432.795
	2003	$0.583349	$0.709730	449,386.0118
	2002	$0.855309	$0.583349	410,119.024
	2001	$1.000000	$0.855309	384,309
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2007	$1.288533	$1.490512	6,037,496.683
Subaccount Inception Date May 1, 2000	2006	$1.172486	$1.288533	6,974,832.128
	2005	$1.019188	$1.172486	6,270,828.873
	2004	$0.897454	$1.019188	5,311,705.255
	2003	$0.709863	$0.897454	4,971,317.0104
	2002	$0.796290	$0.709863	3,557,302.852
	2001	$0.922538	$0.796290	2,274,397
	2000	$1.000000	$0.922538	1,198,357
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.434215	$1.432302	3,199,475.952
Subaccount Inception Date May 1, 2000	2006	$1.212580	$1.434215	2,608,581.139
	2005	$1.164636	$1.212580	2,717,508.685
	2004	$1.061718	$1.164636	3,141,991.555
	2003	$0.827945	$1.061718	2,793,695.507
	2002	$1.013361	$0.827945	2,697,459.322
	2001	$1.084290	$1.013361	2,028,586
	2000	$1.000000	$1.084290	407,152
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$0.867250	$1.083210	1,167,143.069
Subaccount Inception Date May 1, 2001	2006	$0.825131	$0.867250	936,049.101
	2005	$0.793008	$0.825131	1,264,396.235
	2004	$0.779797	$0.793008	1,034,920.298
	2003	$0.596567	$0.779797	988,139.906
	2002	$0.867866	$0.596567	723,194.111
	2001	$1.000000	$0.867866	495,719

85

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	2007	$0.820943	$0.994989	51,273.439
Subaccount Inception Date May 1, 2000	2006	$0.791876	$0.820943	39,307.572
	2005	$0.738821	$0.791876	89,507.794
	2004	$0.700898	$0.738821	118,901.024
	2003	$0.549208	$0.700898	341,033.931
	2002	$0.714054	$0.549208	311,207.504
	2001	$0.848316	$0.714054	341,343
	2000	$1.000000	$0.848316	147,741
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$2.035076	$2.314639	4,794,762.563
Subaccount Inception Date May 1, 2000	2006	$1.835788	$2.035076	4,834,681.263
	2005	$1.577251	$1.835788	5,535,828.984
	2004	$1.283034	$1.577251	5,603,251.971
	2003	$0.941019	$1.283034	5,692,957.397
	2002	$1.060517	$0.941019	5,814,927.481
	2001	$1.114623	$1.060517	3,900,128
	2000	$1.000000	$1.114623	3,345,368
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.507568	$1.567541	928,457.725
Subaccount Inception Date May 1, 2002	2006	$1.317677	$1.507568	1,383,960.576
	2005	$1.304413	$1.317677	930,774.153
	2004	$1.161919	$1.304413	1,288,798.176
	2003	$0.748696	$1.161919	930,745.632
	2002	$1.000000	$0.748696	125,892.475
Franklin Income Securities Fund – Class 2	2007	$1.000000	$0.970390	385,197.037
Subaccount Inception Date May 1, 2007
Mutual Shares Securities Fund – Class 2	2007	$1.000000	$0.964440	584,754.400
Subaccount Inception Date May 1, 2007
Templeton Foreign Securities Fund – Class 2	2007	$1.000000	$1.069077	550,915.390
Subaccount Inception Date May 1, 2007
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$0.554748	$0.665981	1,271,149.410
Subaccount Inception Date October 9, 2000	2006	$0.496441	$0.554748	971,113.909
	2005	$0.449324	$0.496441	931,424.574
	2004	$0.378196	$0.449324	834,524.479
	2003	$0.284558	$0.378196	938,892.9466
	2002	$0.401433	$0.284558	901,501.650
	2001	$0.673903	$0.401433	1,732,250
	2000	$1.000000	$0.673903	131,879
Janus Aspen – Mid Cap Value Portfolio – Service Shares	2007	$1.357503	$1.434668	547,464.265
Subaccount Inception Date October 9, 2000	2006	$1.196244	$1.357503	582,523.384
	2005	$1.102643	$1.196244	586,547.987
	2004	$0.949174	$1.102643	618,630.253
	2003	$0.681560	$0.949174	634,723.3951
	2002	$0.902500	$0.681560	709,442.455
	2001	$0.998916	$0.902500	734,646
	2000	$1.000000	$0.998916	15,465
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$0.755725	$0.815023	1,434,694.289
Subaccount Inception Date October 9, 2000	2006	$0.649729	$0.755725	1,410,779.923
	2005	$0.624061	$0.649729	839,151.336
	2004	$0.605414	$0.624061	852,928.557
	2003	$0.496347	$0.605414	1,069,454.3567
	2002	$0.677467	$0.496347	1,453,191.732
	2001	$0.887808	$0.677467	1,394,133
	2000	$1.000000	$0.887808	332,861

86

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS New Discovery Series – Service Class	2007	$1.188363	$1.198237	293,437.859
Subaccount Inception Date May 1, 2002	2006	$1.066994	$1.188363	284,614.838
	2005	$1.030063	$1.066994	324,555.271
	2004	$0.983457	$1.030063	424,344.518
	2003	$0.747360	$0.983457	195,073.7119
	2002	$1.000000	$0.747360	92,260.746
MFS Total Return Series – Service Class	2007	$1.280957	$1.312887	1,223,088.993
Subaccount Inception Date May 1, 2002	2006	$1.163589	$1.280957	1,543,163.905
	2005	$1.149960	$1.163589	1,747,891.763
	2004	$1.050284	$1.149960	1,383,177.005
	2003	$0.918050	$1.050284	1,182,965.2623
	2002	$1.000000	$0.918050	514,613.460
Transamerica International Moderate Growth VP – Service Class	2007	$1.031445	$1.103520	190,766.108
Subaccount Inception Date May 1,2006	2006	$1.000000	$1.031445	73,421.972

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class(1)	2007	$1.671730	$1.628168	444,412.265
Subaccount Inception Date May 1, 2001	2006	$1.417763	$1.671730	351,471.981
	2005	$1.383150	$1.417763	256,631.728
	2004	$1.233271	$1.383150	188,017.992
	2003	$1.000000	$1.233271	18,082.738
Transamerica Asset Allocation – Conservative VP – Service Class(1)	2007	$1.398275	$1.465065	38,204,520.578
Subaccount Inception Date May 1, 2002	2006	$1.297758	$1.398275	25,407,168.189
	2005	$1.251868	$1.297758	16,808,643.902
	2004	$1.158727	$1.251868	10,401,049.713
	2003	$1.000000	$1.158727	2,687,666.346
Transamerica Asset Allocation – Growth VP – Service Class(1)	2007	$1.765771	$1.874319	30,287,070.770
Subaccount Inception Date May 1, 2002	2006	$1.551604	$1.765771	29,023,896.097
	2005	$1.404276	$1.551604	19,855,540.405
	2004	$1.248932	$1.404276	11,337,591.962
	2003	$1.000000	$1.248932	1,215,964.250
Transamerica Asset Allocation – Moderate VP – Service Class(1)	2007	$1.503812	$1.599207	140,336,296.752
Subaccount Inception Date May 1, 2002	2006	$1.369719	$1.503812	100,975,687.992
	2005	$1.295146	$1.369719	54,369,656.377
	2004	$1.180666	$1.295146	24,955,620.049
	2003	$1.000000	$1.180666	4,421,263.876
Transamerica Asset Allocation – Moderate Growth VP – Service Class(1)	2007	$1.637730	$1.738795	236,639,154.510
Subaccount Inception Date May 1, 2002	2006	$1.461149	$1.637730	148,725,541.889
	2005	$1.349136	$1.461149	65,226,098.604
	2004	$1.207772	$1.349136	27,821,738.453
	2003	$1.000000	$1.207772	4,238,377.358
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.032112	$1.105324	29,749,404.612
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.032112	7,593,204.952
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.931542	$1.989530	1,311,281.887
Subaccount Inception Date May 1, 2000	2006	$1.677743	$1.931542	918,899.862
	2005	$1.468479	$1.677743	559,095.363
	2004	$1.260709	$1.468479	331,854.600
	2003	$1.000000	$1.260709	281,910.466

87

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian Global VP – Service Class(1)	2007	$1.749122	$1.831931	2,357,416.347
Subaccount Inception Date February 2, 1998	2006	$1.554244	$1.749122	1,685,625.499
	2005	$1.432568	$1.554244	1,361,267.714
	2004	$1.312143	$1.432568	1,044,137.666
	2003	$1.000000	$1.312143	217,348.896
Transamerica Capital Guardian U.S. Equity VP – Service Class(1)	2007	$1.535708	$1.509983	2,093,995.911
Subaccount Inception Date July 1, 1998	2006	$1.415922	$1.535708	1,381,581.729
	2005	$1.352264	$1.415922	1,162,104.848
	2004	$1.251112	$1.352264	1,069,322.551
	2003	$1.000000	$1.251112	174,955.714
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.796930	$1.657743	3,204,911.379
Subaccount Inception Date May 27, 1993	2006	$1.566401	$1.796930	2,539,571.239
	2005	$1.475955	$1.566401	2,195,206.042
	2004	$1.284690	$1.475955	1,796,356.930
	2003	$1.000000	$1.284690	396,915.262
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$2.599171	$2.388425	1,439,084.822
Subaccount Inception Date May 1, 2002	2006	$1.855246	$2.599171	1,729,479.161
	2005	$1.660425	$1.855246	1,363,423.003
	2004	$1.269513	$1.660425	944,555.515
	2003	$1.000000	$1.269513	47,286.708
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.538626	$1.584114	1,188,941.207
Subaccount Inception Date May 1, 1997	2006	$1.355718	$1.538626	1,092,939.958
	2005	$1.330739	$1.355718	1,022,198.027
	2004	$1.217705	$1.330739	770,281.700
	2003	$1.000000	$1.217705	45,341.548
Transamerica Jennison Growth VP– Service Class(1)	2007	$1.455795	$1.599086	235,632.921
Subaccount Inception Date November 18, 1996	2006	$1.451445	$1.455795	264,510.414
	2005	$1.295150	$1.451445	77,718.568
	2004	$1.205162	$1.295150	48,946.191
	2003	$1.000000	$1.205162	43,981.050
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.643512	$1.634710	524,882.026
Subaccount Inception Date May 1, 2000	2006	$1.407373	$1.643512	544,542.379
	2005	$1.373361	$1.407373	482,201.904
	2004	$1.277605	$1.373361	352,010.862
	2003	$1.000000	$1.277605	160,828.812
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.285516	$1.290857	1,203,677.394
Subaccount Inception Date June 2, 1998	2006	$1.177206	$1.285516	951,140.270
	2005	$1.174817	$1.177206	1,088,610.900
	2004	$1.086836	$1.174817	680,959.043
	2003	$1.000000	$1.086836	175,452.171
Transamerica MFS International Equity VP – Service Class(1)	2007	$1.909198	$2.051695	1,201,922.514
Subaccount Inception Date May 1, 2001	2006	$1.573346	$1.909198	1,015,352.398
	2005	$1.417665	$1.573346	637,710.256
	2004	$1.257247	$1.417665	335,232.509
	2003	$1.000000	$1.257247	26,522.590
Transamerica Marsico Growth VP – Service Class(1)(2)	2007	$1.462445	$1.734221	1,077,091.649
Subaccount Inception Date May 1, 2000	2006	$1.408780	$1.462445	770,364.307
	2005	$1.318758	$1.408780	909,491.296
	2004	$1.192513	$1.318758	412,222.827
	2003	$1.000000	$1.192513	224,319.671

88

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.075309	$1.154883	4,006,131.574
Subaccount Inception Date May 1, 2002	2006	$1.048392	$1.075309	3,355,927.224
	2005	$1.040825	$1.048392	3,526,268.837
	2004	$1.011723	$1.040825	2,428,758.876
	2003	$1.000000	$1.011723	640,564.778
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.654712	$1.683307	2,223,644.655
Subaccount Inception Date January 3, 1995	2006	$1.412035	$1.654712	2,068,508.205
	2005	$1.377884	$1.412035	2,331,695.210
	2004	$1.218401	$1.377884	1,501,483.293
	2003	$1.000000	$1.218401	333,034.612
Transamerica T. Rowe Price Growth Stock VP – Service Class(1)	2007	$1.532844	$1.658397	1,466,805.928
Subaccount Inception Date January 3, 1995	2006	$1.372412	$1.532844	1,427,772.500
	2005	$1.312796	$1.372412	1,100,625.518
	2004	$1.213849	$1.312796	776,325.853
	2003	$1.000000	$1.213849	223,091.179
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.612498	$1.739305	1,572,388.900
Subaccount Inception Date May 1, 2000	2006	$1.580617	$1.612498	1,542,968.085
	2005	$1.450314	$1.580617	1,275,751.663
	2004	$1.334243	$1.450314	907,171.486
	2003	$1.000000	$1.334243	167,144.588
Transamerica Templeton Global VP – Service Class(3)	2007	$1.343616	$1.524962	1,146,763.113
Subaccount Inception Date October 9, 2000	2006	$1.149052	$1.343616	982,596.541
	2005	$1.085463	$1.149052	654,691.763
	2004	$1.207910	$1.085463	456,665.621
	2003	$1.000000	$1.207910	18,827.837
Transamerica Balanced VP – Service Class(1)	2007	$1.375028	$1.538844	2,599,370.159
Subaccount Inception Date May 1, 2002	2006	$1.280899	$1.375028	1,680,526.905
	2005	$1.203735	$1.280899	667,823.645
	2004	$1.099798	$1.203735	407,350.144
	2003	$1.000000	$1.099798	20,912.321
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.439300	$1.680554	1,739,190.289
Subaccount Inception Date May 1, 2002	2006	$1.317623	$1.439300	1,845,912.689
	2005	$1.289055	$1.317623	1,500,396.392
	2004	$1.155678	$1.289055	1,071,172.175
	2003	$1.000000	$1.155678	167,633.631
Transamerica Equity VP – Service Class(1)	2007	$1.699640	$1.946886	2,760,474.333
Subaccount Inception Date May 1, 2000	2006	$1.588512	$1.699640	3,169,790.211
	2005	$1.383835	$1.588512	2,180,228.471
	2004	$1.212483	$1.383835	1,528,948.358
	2003	$1.000000	$1.212483	114,053.236
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.708229	$2.069592	428,146.054
Subaccount Inception Date May 1, 2001	2006	$1.649588	$1.708229	454,971.673
	2005	$1.441358	$1.649588	618,414.404
	2004	$1.253265	$1.441358	363,676.962
	2003	$1.000000	$1.253265	40,998.617
Transamerica Money Market VP – Service Class(1)	2007	$1.033653	$1.068957	13,919,900.533
Subaccount Inception Date April 8, 1991	2006	$1.002241	$1.033653	5,800,411.285
	2005	$0.989235	$1.002241	4,532,561.786
	2004	$0.994632	$0.989235	1,771,931.116
	2003	$1.000000	$0.994632	291,618.887

89

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Science & Technology VP – Service Class(1)	2007	$1.388698	$1.816297	371,453.439
Subaccount Inception Date May 1, 2001	2006	$1.396058	$1.388698	274,505.460
	2005	$1.388348	$1.396058	257,130.481
	2004	$1.307629	$1.388348	246,949.090
	2003	$1.000000	$1.307629	90,827.467
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.037718	$1.083556	2,550,917.315
Subaccount Inception Date May 9, 1994	2006	$1.019980	$1.037718	1,952,440.877
	2005	$1.013133	$1.019980	1,713,370.363
	2004	$0.997393	$1.013133	1,061,766.323
	2003	$1.000000	$0.997393	250,989.845
Transamerica Van Kampen Active International Allocation VP – Service Class(1)	2007	$2.049025	$2.331513	1,448,884.282
Subaccount Inception Date April 8, 1991	2006	$1.684932	$2.049025	1,143,499.212
	2005	$1.502279	$1.684932	754,118.895
	2004	$1.315176	$1.502279	349,705.872
	2003	$1.000000	$1.315176	23,578.823
Transamerica Van Kampen Large Cap Core VP – Service Class(1)	2007	$1.498128	$1.611051	308,237.551
Subaccount Inception Date April 8, 1991	2006	$1.378817	$1.498128	262,350.090
	2005	$1.279936	$1.378817	186,818.696
	2004	$1.152270	$1.279936	92,505.295
	2003	$1.000000	$1.152270	5,422.785
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.441000	$1.738726	546,676.476
Subaccount Inception Date May 1, 2001	2006	$1.331937	$1.441000	422,391.546
	2005	$1.257274	$1.331937	297,261.950
	2004	$1.191283	$1.257274	198,461.657
	2003	$1.000000	$1.191283	129,268.429
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.037718	$1.083556	2,617,119.068
Subaccount Inception Date November 3, 2003	2006	$1.019980	$1.037718	163.816
	2005	$1.013133	$1.019980	67,111.987
	2004	$0.997393	$1.013133	0.000
	2003	$1.000000	$0.997393	0.000
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.267676	$1.268385	8,786,429.648
Subaccount Inception Date May 1, 2002	2006	$1.136976	$1.267676	10,118,934.734
	2005	$1.092421	$1.136976	11,596,463.091
	2004	$0.998447	$1.092421	11,811,628.055
	2003	$0.758797	$0.998447	11,661,321.775
	2002	$1.000000	$0.758797	6,110,740.785
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.192910	$1.315674	2,277,514.457
Subaccount Inception Date May 1, 2002	2006	$1.139348	$1.192910	3,188,936.507
	2005	$1.062933	$1.139348	3,379,073.374
	2004	$1.012659	$1.062933	3,254,654.809
	2003	$0.794074	$1.012659	3,573,679.805
	2002	$1.000000	$0.794074	1,752,165.768
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.347197	$1.394446	6,312,245.275
Subaccount Inception Date May 1, 2001	2006	$1.166530	$1.347197	7,213,805.049
	2005	$1.129734	$1.166530	8,102,946.374
	2004	$1.028983	$1.129734	8,008,712.975
	2003	$0.788553	$1.028983	9,102,047.480
	2002	$1.000000	$0.788553	5,408,750.825

90

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$1.134725	$1.272565	2,073,887.876
Subaccount Inception Date May 1, 2001	2006	$1.156857	$1.134725	2,138,371.008
	2005	$1.020390	$1.156857	2,615,952.695
	2004	$0.954070	$1.020390	2,627,983.119
	2003	$0.783412	$0.954070	2,948,952.678
	2002	$1.000000	$0.783412	1,718,231.303
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2007	$1.574294	$1.822872	27,505,994.164
Subaccount Inception Date May 1, 2000	2006	$1.431098	$1.574294	27,156,105.571
	2005	$1.242763	$1.431098	27,480,921.534
	2004	$1.093234	$1.242763	24,897,024.657
	2003	$0.863856	$1.093234	22,112,800.202
	2002	$1.000000	$0.863856	11,668,555.849
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.424871	$1.424382	10,293,023.392
Subaccount Inception Date May 1, 2000	2006	$1.203501	$1.424871	11,482,372.441
	2005	$1.154787	$1.203501	10,433,605.172
	2004	$1.051697	$1.154787	10,453,433.316
	2003	$0.819327	$1.051697	10,280,521.184
	2002	$1.000000	$0.819327	5,651,940.012
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$1.087133	$1.359202	6,438,109.837
Subaccount Inception Date May 1, 2001	2006	$1.033325	$1.087133	5,647,323.921
	2005	$0.992121	$1.033325	6,499,897.957
	2004	$0.974625	$0.992121	6,585,516.465
	2003	$0.744894	$0.974625	6,731,308.053
	2002	$1.000000	$0.744894	4,073,699.598
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$1.863182	$2.121232	23,044,181.609
Subaccount Inception Date May 1, 2000	2006	$1.679083	$1.863182	26,618,079.253
	2005	$1.441197	$1.679083	28,727,005.111
	2004	$1.171204	$1.441197	26,682,337.463
	2003	$0.858157	$1.171204	23,855,787.404
	2002	$1.000000	$0.858157	12,764,575.784
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.514528	$1.576332	13,499,528.044
Subaccount Inception Date May 1, 2002	2006	$1.322459	$1.514528	13,985,545.180
	2005	$1.307865	$1.322459	15,396,904.960
	2004	$1.163843	$1.307865	15,741,726.066
	2003	$0.749188	$1.163843	14,207,220.608
	2002	$1.000000	$0.749188	5,912,035.834
Franklin Income Securities Fund – Class 2	2007	$1.000000	$0.971026	1,368,292.398
Subaccount Inception Date May 1, 2007
Mutual Shares Securities Fund – Class 2	2007	$1.000000	$0.965072	1,167,861.306
Subaccount Inception Date May 1, 2007
Templeton Foreign Securities Fund – Class 2	2007	$1.000000	$1.069777	2,122,060.123
Subaccount Inception Date May 1, 2007
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$1.560633	$1.875424	2,635,987.725
Subaccount Inception Date October 9, 2000	2006	$1.395231	$1.560633	2,263,975.375
	2005	$1.261578	$1.395231	2,809,767.324
	2004	$1.060809	$1.261578	2,797,124.666
	2003	$0.797389	$1.060809	1,927,892.641
	2002	$1.000000	$0.797389	897,151.622

91

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.194022	$1.288974	6,165,727.921
Subaccount Inception Date October 9, 2000	2006	$1.025549	$1.194022	5,835,042.204
	2005	$0.984054	$1.025549	5,595,766.044
	2004	$0.953700	$0.984054	6,684,859.585
	2003	$0.781122	$0.953700	7,272,200.735
	2002	$1.000000	$0.781122	4,008,647.324
MFS New Discovery Series – Service Class	2007	$1.193842	$1.204962	3,776,005.975
Subaccount Inception Date May 1, 2002	2006	$1.070861	$1.193842	4,667,626.939
	2005	$1.032777	$1.070861	5,253,741.581
	2004	$0.985079	$1.032777	6,302,966.133
	2003	$0.747860	$0.985079	5,459,725.240
	2002	$1.000000	$0.747860	2,385,265.732
MFS Total Return Series – Service Class	2007	$1.286878	$1.320266	13,999,467.548
Subaccount Inception Date May 1, 2002	2006	$1.167818	$1.286878	16,903,039.796
	2005	$1.153001	$1.167818	16,655,289.704
	2004	$1.052023	$1.153001	16,582,900.478
	2003	$0.918659	$1.052023	14,871,064.299
	2002	$1.000000	$0.918659	7,312,399.793
Transamerica American Century Large Company Value VP – Initial Class	2007	$1.430194	$1.396009	4,675,396.435
Subaccount Inception Date May 1, 2001	2006	$1.210492	$1.430194	5,300,356.527
	2005	$1.177364	$1.210492	5,438,975.647
	2004	$1.047037	$1.177364	5,900,680.878
	2003	$0.823545	$1.047037	5,785,961.972
	2002	$1.000000	$0.823545	3,502,739.824
Transamerica Asset Allocation – Conservative VP – Initial Class	2007	$1.323313	$1.389635	35,353,030.814
Subaccount Inception Date May 1, 2002	2006	$1.224786	$1.323313	33,568,769.961
	2005	$1.179538	$1.224786	4,845,196.492
	2004	$1.089116	$1.179538	37,191,943.531
	2003	$0.897589	$1.089116	36,517,743.166
	2002	$1.000000	$0.897589	11,591,534.581
Transamerica Asset Allocation – Growth VP – Initial Class	2007	$1.483425	$1.577851	37,071,971.303
Subaccount Inception Date May 1, 2002	2006	$1.299672	$1.483425	38,593,858.260
	2005	$1.172954	$1.299672	7,722,449.747
	2004	$1.040631	$1.172954	35,638,365.532
	2003	$0.805934	$1.040631	31,502,546.337
	2002	$1.000000	$0.805934	16,272,593.291
Transamerica Asset Allocation – Moderate VP – Initial Class	2007	$1.375068	$1.465301	80,249,022.691
Subaccount Inception Date May 1, 2002	2006	$1.249478	$1.375068	83,524,651.950
	2005	$1.177978	$1.249478	87,759,205.543
	2004	$1.071274	$1.177978	91,407,207.159
	2003	$0.869075	$1.071274	88,673,069.395
	2002	$1.000000	$0.869075	32,222,771.028
Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2007	$1.441971	$1.534546	85,213,786.524
Subaccount Inception Date May 1, 2002	2006	$1.283146	$1.441971	91,934,977.451
	2005	$1.182586	$1.283146	88,286,740.990
	2004	$1.055085	$1.182586	84,971,259.854
	2003	$0.840459	$1.055085	82,297,814.431
	2002	$1.000000	$0.840459	33,222,409.887

92

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica BlackRock Large Cap Value VP – Initial Class(1)	2007	$1.600985	$1.653630	8,102,373.576
Subaccount Inception Date May 1, 2000	2006	$1.387034	$1.600985	9,839,016.275
	2005	$1.211837	$1.387034	9,042,512.929
	2004	$1.037373	$1.211837	8,548,256.467
	2003	$0.809708	$1.037373	8,393,194.099
	2002	$1.000000	$0.809708	6,281,486.623
Transamerica Capital Guardian Global VP – Initial Class	2007	$1.475760	$1.548570	12,605,813.145
Subaccount Inception Date February 2, 1998	2006	$1.307639	$1.475760	14,504,366.577
	2005	$1.202232	$1.307639	15,042,212.777
	2004	$1.098404	$1.202232	13,152,473.277
	2003	$0.808601	$1.098404	10,740,677.600
	2002	$1.000000	$0.808601	5,399,047.316
Transamerica Capital Guardian U.S. Equity VP – Initial Class	2007	$1.319231	$1.300209	10,549,805.894
Subaccount Inception Date July 1, 1998	2006	$1.213677	$1.319231	12,157,251.705
	2005	$1.156474	$1.213677	12,814,601.751
	2004	$1.067291	$1.156474	12,748,589.879
	2003	$0.792055	$1.067291	12,013,433.858
	2002	$1.000000	$0.792055	5,767,436.631
Transamerica Capital Guardian Value VP – Initial Class	2007	$1.459676	$1.350305	17,296,309.547
Subaccount Inception Date May 27, 1993	2006	$1.269220	$1.459676	20,067,436.779
	2005	$1.193653	$1.269220	21,352,476.341
	2004	$1.036131	$1.193653	22,143,461.855
	2003	$0.779903	$1.036131	21,342,888.123
	2002	$1.000000	$0.779903	10,709,509.211
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2007	$2.573569	$2.370020	6,444,733.551
Subaccount Inception Date May 1, 2002	2006	$1.832327	$2.573569	9,212,607.517
	2005	$1.635687	$1.832327	9,101,486.835
	2004	$1.247170	$1.635687	10,005,326.359
	2003	$0.930745	$1.247170	9,516,098.300
	2002	$1.000000	$0.930745	4,809,430.292
Transamerica JPMorgan Enhanced Index VP – Initial Class	2007	$1.302033	$1.343558	6,131,938.115
Subaccount Inception Date May 1, 1997	2006	$1.143780	$1.302033	7,716,571.499
	2005	$1.119870	$1.143780	8,160,708.932
	2004	$1.021871	$1.119870	8,538,019.843
	2003	$0.802779	$1.021871	8,381,439.794
	2002	$1.000000	$0.802779	4,217,770.414
Transamerica Jennison Growth VP – Initial Class	2007	$1.166632	$1.284175	1,807,781.324
Subaccount Inception Date November 18, 1996	2006	$1.159008	$1.166632	2,327,618.058
	2005	$1.031770	$1.159008	2,434,902.576
	2004	$0.957795	$1.031770	2,921,263.309
	2003	$0.753450	$0.957795	2,719,519.105
	2002	$1.000000	$0.753450	1,582,638.959
Transamerica Legg Mason Partners All Cap VP – Initial Class(2)	2007	$1.328787	$1.325226	9,787,922.493
Subaccount Inception Date May 1, 2000	2006	$1.135338	$1.328787	11,358,368.261
	2005	$1.105003	$1.135338	12,120,466.275
	2004	$1.025659	$1.105003	12,790,293.877
	2003	$0.768745	$1.025659	12,437,980.172
	2002	$1.000000	$0.768745	8,348,762.046

93

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica MFS High Yield VP – Initial Class	2007	$1.372181	$1.379583	7,721,488.366
Subaccount Inception Date June 2, 1998	2006	$1.252826	$1.372181	10,873,753.481
	2005	$1.246462	$1.252826	10,523,414.926
	2004	$1.150343	$1.246462	14,024,046.975
	2003	$0.989712	$1.150343	13,376,541.310
	2002	$1.000000	$0.989712	4,756,359.190
Transamerica MFS International Equity VP – Initial Class(3)	2007	$1.496170	$1.612043	12,684,436.918
Subaccount Inception Date May 1, 2001	2006	$1.231481	$1.496170	14,053,534.480
	2005	$1.105264	$1.231481	13,485,906.634
	2004	$0.979225	$1.105264	13,179,697.354
	2003	$0.791709	$0.979225	13,367,701.243
	2002	$1.000000	$0.791709	4,394,827.717
Transamerica Marsico Growth VP – Initial Class(4)	2007	$1.475008	$1.753052	1,613,376.056
Subaccount Inception Date May 1, 2000	2006	$1.418087	$1.475008	1,551,356.330
	2005	$1.322924	$1.418087	1,653,425.028
	2004	$1.193911	$1.322924	814,270.659
	2003	$1.000000	$1.193911	790,541.253
Transamerica PIMCO Total Return VP – Initial Class	2007	$1.168829	$1.257002	27,436,676.954
Subaccount Inception Date May 1, 2002	2006	$1.136148	$1.168829	28,043,393.292
	2005	$1.124682	$1.136148	28,041,749.172
	2004	$1.090330	$1.124682	28,153,142.242
	2003	$1.052874	$1.090330	30,354,076.336
	2002	$1.000000	$1.052874	16,193,915.182
Transamerica T. Rowe Price Equity Income VP – Initial Class	2007	$1.426503	$1.454816	22,674,220.790
Subaccount Inception Date January 3, 1995	2006	$1.214671	$1.426503	24,699,385.848
	2005	$1.181867	$1.214671	27,600,491.364
	2004	$1.042793	$1.181867	29,728,764.275
	2003	$0.841110	$1.042793	29,182,155.799
	2002	$1.000000	$0.841110	15,052,753.799
Transamerica T. Rowe Price Growth Stock VP – Initial Class	2007	$1.342311	$1.456316	13,022,956.442
Subaccount Inception Date January 3, 1995	2006	$1.199234	$1.342311	14,500,756.473
	2005	$1.144273	$1.199234	14,839,893.375
	2004	$1.055194	$1.144273	15,676,491.871
	2003	$0.817448	$1.055194	15,396,403.641
	2002	$1.000000	$0.817448	8,100,585.720
Transamerica T. Rowe Price Small Cap VP – Initial Class	2007	$1.254498	$1.357315	12,176,230.071
Subaccount Inception Date May 1, 2000	2006	$1.226760	$1.254498	14,935,659.313
	2005	$1.123465	$1.226760	17,380,789.319
	2004	$1.031215	$1.123465	17,771,138.129
	2003	$0.744044	$1.031215	17,595,030.522
	2002	$1.000000	$0.744044	7,877,697.272
Transamerica Templeton Global VP – Initial Class(5)	2007	$1.388874	$1.579962	1,523,435.697
Subaccount Inception Date October 9, 2000	2006	$1.184338	$1.388874	1,400,813.221
	2005	$1.116318	$1.184338	1,309,867.085
	2004	$1.033137	$1.116318	746,039.782
	2003	$0.825826	$1.033137	737,723.121
	2002	$1.000000	$0.825826	157,820.345
Transamerica Balanced VP – Initial Class	2007	$1.332696	$1.494481	4,593,517.105
Subaccount Inception Date May 1, 2002	2006	$1.237092	$1.332696	5,115,987.831
	2005	$1.160714	$1.237092	5,476,218.898
	2004	$1.057833	$1.160714	5,714,999.763
	2003	$0.940839	$1.057833	5,869,327.851
	2002	$1.000000	$0.940839	3,101,509.323

94

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Convertible Securities VP – Initial Class	2007	$1.414865	$1.656873	4,911,544.021
Subaccount Inception Date May 1, 2002	2006	$1.292368	$1.414865	4,703,039.626
	2005	$1.260191	$1.292368	4,187,277.851
	2004	$1.127956	$1.260191	4,282,977.249
	2003	$0.923984	$1.127956	3,726,360.391
	2002	$1.000000	$0.923984	919,309.231
Transamerica Equity VP – Initial Class(6)	2007	$1.541267	$1.769136	15,791,920.383
Subaccount Inception Date May 1, 2000	2006	$1.436101	$1.541267	18,941,437.202
	2005	$1.248282	$1.436101	17,697,428.114
	2004	$1.091940	$1.248282	17,919,485.788
	2003	$0.842931	$1.091940	12,900,294.843
	2002	$1.000000	$0.842931	5,140,665.249
Transamerica Growth Opportunities VP – Initial Class	2007	$1.407439	$1.710005	5,369,790.224
Subaccount Inception Date May 1, 2001	2006	$1.356483	$1.407439	6,508,771.188
	2005	$1.182204	$1.356483	8,161,061.219
	2004	$1.026868	$1.182204	8,522,199.657
	2003	$0.792775	$1.026868	5,872,812.390
	2002	$1.000000	$0.792775	2,847,006.076
Transamerica Money Market VP – Initial Class	2007	$1.040621	$1.078853	18,656,502.983
Subaccount Inception Date April 8, 1991	2006	$1.006491	$1.040621	16,222,443.124
	2005	$0.990971	$1.006491	14,722,362.804
	2004	$0.993896	$0.990971	13,634,299.438
	2003	$0.999405	$0.993896	18,683,018.636
Transamerica Science & Technology VP – Initial Class(7)	2007	$1.140761	$1.494887	2,562,697.917
Subaccount Inception Date May 1, 2001	2006	$1.144051	$1.140761	2,341,438.727
	2005	$1.135476	$1.144051	3,183,922.385
	2004	$1.064476	$1.135476	3,965,978.362
	2003	$0.714332	$1.064476	2,431,656.546
	2002	$1.000000	$0.714332	806,633.202
Transamerica Small/Mid Cap Value VP – Initial Class	2007	$1.766142	$2.174658	1,112,463.422
Subaccount Inception Date May 4, 1993	2006	$1.515446	$1.766142	1,378,002.325
	2005	$1.351774	$1.515446	1,635,713.730
	2004	$1.176997	$1.351774	1,676,714.069
	2003	$0.624786	$1.176997	1,865,725.888
	2002	$1.000000	$0.624786	1,856,271.192
Transamerica U.S. Government Securities VP – Initial Class	2007	$1.111955	$1.163996	8,446,089.093
Subaccount Inception Date May 9, 1994	2006	$1.090697	$1.111955	8,392,560.059
	2005	$1.080729	$1.090697	8,714,101.007
	2004	$1.059877	$1.080729	9,186,050.220
	2003	$1.042912	$1.059877	11,648,287.297
	2002	$1.000000	$1.042912	8,143,202.124
Transamerica Van Kampen Active International Allocation VP – Initial Class	2007	$1.695068	$1.934279	9,524,973.415
Subaccount Inception Date April 8, 1991	2006	$1.390238	$1.695068	8,760,868.777
	2005	$1.237571	$1.390238	6,963,291.861
	2004	$1.080388	$1.237571	4,760,145.019
	2003	$0.824046	$1.080388	3,738,017.176
	2002	$1.000000	$0.824046	2,057,276.915
Transamerica Van Kampen Large Cap Core VP – Initial Class	2007	$1.368013	$1.475270	2,509,060.337
Subaccount Inception Date April 8, 1991	2006	$1.255965	$1.368013	2,973,607.779
	2005	$1.162777	$1.255965	3,362,791.418
	2004	$1.044706	$1.162777	3,232,591.584
	2003	$0.874009	$1.044706	3,425,841.420
	2002	$1.000000	$0.874009	2,183,386.377

95

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class	2007	$1.115871	$1.349671	5,083,737.724
Subaccount Inception Date May 1, 2001	2006	$1.028462	$1.115871	5,887,913.652
	2005	$0.968672	$1.028462	6,510,394.300
	2004	$0.915881	$0.968672	7,103,942.077
	2003	$0.723956	$0.915881	8,016,102.927
	2002	$1.000000	$0.723956	5,192,990.450

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial Class(1)	2007	$1.302518	$1.272009	2,724,494.769
Subaccount Inception Date May 1, 2001	2006	$1.101883	$1.302518	3,307,123.013
	2005	$1.071206	$1.101883	3,622,823.440
	2004	$0.952152	$1.071206	3,690,993.234
	2003	$0.748541	$0.952152	4,033,385.761
	2002	$0.940149	$0.748541	4,169,280.836
	2001	$1.000000	$0.940149	599,992
Transamerica Asset Allocation – Conservative VP – Initial Class(1)	2007	$1.326374	$1.393535	6,358,499.510
Subaccount Inception Date May 1, 2002	2006	$1.227011	$1.326374	4,017,609.120
	2005	$1.181090	$1.227011	4,885,964.160
	2004	$1.090010	$1.181090	5,501,209.744
	2003	$0.897884	$1.090010	4,597,145.009
	2002	$1.000000	$0.897884	3,595,369.606
Transamerica Asset Allocation – Growth VP – Initial Class(1)	2007	$1.486851	$1.582269	8,571,362.778
Subaccount Inception Date May 1, 2002	2006	$1.302034	$1.486851	8,544,356.121
	2005	$1.174501	$1.302034	6,163,506.892
	2004	$1.041488	$1.174501	5,267,830.420
	2003	$0.806199	$1.041488	4,301,259.239
	2002	$1.000000	$0.806199	2,047,522.990
Transamerica Asset Allocation – Moderate VP – Initial Class(1)	2007	$1.378257	$1.469438	11,238,815.145
Subaccount Inception Date May 1, 2002	2006	$1.251752	$1.378257	10,919,291.356
	2005	$1.179545	$1.251752	10,364,914.606
	2004	$1.072164	$1.179545	10,084,030.270
	2003	$0.806199	$1.072164	8,665,072.052
	2002	$1.000000	$0.806199	5,390,194.080
Transamerica Asset Allocation – Moderate Growth VP – Initial Class(1)	2007	$1.445324	$1.538888	21,741,455.856
Subaccount Inception Date May 1, 2002	2006	$1.285492	$1.445324	21,707,876.799
	2005	$1.184162	$1.285492	18,761,148.104
	2004	$1.055976	$1.184162	13,050,061.094
	2003	$0.840747	$1.055976	9,478,660.590
	2002	$1.000000	$0.840747	6,980,994.155
Transamerica International Moderate Growth VP – Service Class	2007	$1.032458	$1.106246	456,514,352
	2006	$1.000000	$1.032458	300,618.870
Transamerica BlackRock Large Cap Value VP – Initial Class(1)	2007	$1.586029	$1.638984	3,833,718.200
Subaccount Inception Date May 1, 2000	2006	$1.373411	$1.586029	4,798,823.360
	2005	$1.199353	$1.373411	5,468,509.917
	2004	$1.026183	$1.199353	4,788,204.716
	2003	$0.800587	$1.026183	4,637,563.105
	2002	$0.944875	$0.800587	6,009,670.998
	2001	$1.000000	$0.944875	1,148,363

96

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian Global VP – Initial Class(1)	2007	$1.272097	$1.335529	4,836,695.090
Subaccount Inception Date February 2, 1998	2006	$1.126627	$1.272097	5,667,282.866
	2005	$1.035306	$1.126627	5,766,936.050
	2004	$0.945434	$1.035306	5,432,272.406
	2003	$0.695651	$0.945434	4,650,851.770
	2002	$0.875178	$0.695651	4,401,119.351
	2001	$1.000000	$0.875178	490,629
Transamerica Capital Guardian U.S. Equity VP – Initial Class(1)	2007	$1.187015	$1.170476	5,717,498.432
Subaccount Inception Date July 1, 1998	2006	$1.091494	$1.187015	6,811,550.982
	2005	$1.039535	$1.091494	6,469,545.383
	2004	$0.958896	$1.039535	6,476,107.317
	2003	$0.711263	$0.958896	7,419,500.672
	2002	$0.945070	$0.711263	6,239,923.062
	2001	$1.000000	$0.945070	1,334,151
Transamerica Capital Guardian Value VP – Initial Class(1)	2007	$1.502922	$1.391001	9,025,739.690
Subaccount Inception Date May 27, 1993	2006	$1.306178	$1.502922	11,413,623.067
	2005	$1.227809	$1.306178	12,459,999.989
	2004	$1.065254	$1.227809	13,339,438.465
	2003	$0.801427	$1.065254	11,783,789.908
	2002	$1.023245	$0.801427	11,347,938.194
	2001	$1.000000	$1.023245	2,196,489
Transamerica Clarion Global Real Estate Securities VP – Initial Class(1)	2007	$2.579503	$2.376670	1,937,967.231
Subaccount Inception Date May 1, 2002	2006	$1.835653	$2.579503	2,357,160.739
	2005	$1.637853	$1.835653	1,969,719.009
	2004	$1.248199	$1.637853	1,662,016.490
	2003	$0.931052	$1.248199	996,136.219
	2002	$1.000000	$0.931052	792,281.812
Transamerica JPMorgan Enhanced Index VP – Initial Class(1)	2007	$1.088148	$1.123403	8,238,516.810
Subaccount Inception Date May 1, 1997	2006	$0.955422	$1.088148	9,104,814.749
	2005	$0.934991	$0.955422	8,965,372.881
	2004	$0.852747	$0.934991	8,536,856.827
	2003	$0.669596	$0.852747	8,678,651.490
	2002	$0.899067	$0.669596	8,837,569.202
	2001	$1.000000	$0.899067	1,570,997
Transamerica Jennison Growth VP – Initial Class(1)	2007	$0.926507	$1.020357	1,416,143.274
Subaccount Inception Date November 18, 1996	2006	$0.919997	$0.926507	1,711,857.746
	2005	$0.818602	$0.919997	2,038,052.897
	2004	$0.759530	$0.818602	1,826,339.849
	2003	$0.597188	$0.759530	1,373,812.478
	2002	$0.873072	$0.597188	1,555,208.654
	2001	$1.000000	$0.873072	71,947
Transamerica Legg Mason Partners All Cap VP – Initial Class(2)	2007	$1.218398	$1.215742	6,640,710.672
Subaccount Inception Date May 1, 2000	2006	$1.040511	$1.218398	8,196,089.851
	2005	$1.012203	$1.040511	9,664,858.859
	2004	$0.939060	$1.012203	10,827,358.369
	2003	$0.703500	$0.939060	12,298,899.400
	2002	$0.946133	$0.703500	14,674,763.084
	2001	$1.000000	$0.946133	2,686,656

97

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica MFS High Yield VP – Initial Class(1)	2007	$1.373205	$1.381306	4,894,549.627
Subaccount Inception Date June 2, 1998	2006	$1.253150	$1.373205	6,077,620.515
	2005	$1.246176	$1.253150	6,194,748.112
	2004	$1.149503	$1.246176	7,940,745.151
	2003	$0.988505	$1.149503	8,025,371.228
	2002	$0.980546	$0.988505	6,412,066.542
	2001	$1.000000	$0.980546	693,088
Transamerica MFS International Equity VP – Initial Class(1)	2007	$1.216347	$1.311199	4,747,399.718
Subaccount Inception Date May 1, 2001	2006	$1.000666	$1.216347	6,251,646.869
	2005	$0.897669	$1.000666	5,626,333.057
	2004	$0.794901	$0.897669	5,538,810.845
	2003	$0.642367	$0.794901	5,994,661.588
	2002	$0.834029	$0.642367	3,121,699.941
	2001	$1.000000	$0.834029	99,773
Transamerica Marsico Growth VP – Initial Class(1)(2)	2007	$0.998009	$1.186728	1,951,232.971
Subaccount Inception Date May 1, 2000	2006	$0.959028	$0.998009	1,866,008.770
	2005	$0.894235	$0.959028	2,045,051.710
	2004	$0.806626	$0.894235	1,932,459.058
	2003	$0.646422	$0.806626	1,918,783.281
	2002	$0.884268	$0.646422	2,233,806.587
	2001	$1.000000	$0.884268	446,850
Transamerica PIMCO Total Return VP – Initial Class(1)	2007	$1.171534	$1.260541	4,524,612.035
Subaccount Inception Date May 1, 2002	2006	$1.138214	$1.171534	4,927,679.130
	2005	$1.126172	$1.138214	4,223,308.417
	2004	$1.091227	$1.126172	4,593,331.088
	2003	$1.053222	$1.091227	4,024,769.311
	2002	$1.000000	$1.053222	4,642,514.217
Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2007	$1.447058	$1.476501	14,169,197.325
Subaccount Inception Date January 3, 1995	2006	$1.231572	$1.447058	16,933,107.324
	2005	$1.197716	$1.231572	18,161,067.730
	2004	$1.056260	$1.197716	20,062,706.189
	2003	$0.851550	$1.056260	18,049,233.652
	2002	$0.988919	$0.851550	16,419,150.168
	2001	$1.000000	$0.988919	2,560,451
Transamerica T. Rowe Price Growth Stock VP – Initial Class(1)	2007	$1.172985	$1.273242	6,144,294.971
Subaccount Inception Date January 3, 1995	2006	$1.047441	$1.172985	6,447,837.501
	2005	$0.998938	$1.047441	6,974,854.191
	2004	$0.920713	$0.998938	7,038,510.376
	2003	$0.712910	$0.920713	6,450,436.224
	2002	$0.935195	$0.712910	6,936,915.525
	2001	$1.000000	$0.935195	1,845,115
Transamerica T. Rowe Price Small Cap VP – Initial Class(1)	2007	$1.158869	$1.254462	5,069,996.039
Subaccount Inception Date May 1, 2000	2006	$1.132689	$1.158869	6,090,222.616
	2005	$1.036804	$1.132689	6,761,896.864
	2004	$0.951198	$1.036804	7,271,042.450
	2003	$0.685942	$0.951198	9,256,404.109
	2002	$0.955974	$0.685942	8,366,242.633
	2001	$1.000000	$0.955974	819,954

98

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Templeton Global VP – Initial Class(3)	2007	$1.204306	$1.370681	797,132.581
Subaccount Inception Date October 9, 2000	2006	$1.026448	$1.204306	825,623.289
	2005	$0.967022	$1.026448	781,545.795
	2004	$0.894511	$0.967022	807,797.324
	2003	$0.714658	$0.894511	694,332.502
	2002	$0.921911	$0.714658	464,436.993
	2001	$1.000000	$0.921911	66,629
Transamerica Balanced VP – Initial Class(1)	2007	$1.335781	$1.498683	387,058.651
Subaccount Inception Date May 1, 2002	2006	$1.239342	$1.335781	410,168.435
	2005	$1.162240	$1.239342	863,695.301
	2004	$1.058695	$1.162240	535,094.698
	2003	$0.941146	$1.058695	632,475.971
	2002	$1.000000	$0.941146	500,674.668
Transamerica Convertible Securities VP – Initial Class(1)	2007	$1.418146	$1.661544	1,159,886.289
Subaccount Inception Date May 1, 2002	2006	$1.294720	$1.418146	799,188.121
	2005	$1.261856	$1.294720	656,005.523
	2004	$1.128889	$1.261856	671,698.498
	2003	$0.924287	$1.128889	566,007.686
	2002	$1.000000	$0.924287	165,972.968
Transamerica Equity VP – Initial Class(1)	2007	$1.227724	$1.409942	12,801,773.320
Subaccount Inception Date May 1, 2000	2006	$1.143396	$1.227724	15,355,936.855
	2005	$0.993375	$1.143396	11,463,408.582
	2004	$0.868532	$0.993375	12,493,785.312
	2003	$0.670137	$0.868532	10,178,116.430
	2002	$0.872609	$0.670137	10,730,370.217
	2001	$1.000000	$0.872609	1,706,383
Transamerica Growth Opportunities VP – Initial Class(1)	2007	$1.669130	$2.028961	2,364,774.723
Subaccount Inception Date May 1, 2001	2006	$1.607904	$1.669130	3,001,871.851
	2005	$1.400632	$1.607904	3,840,504.288
	2004	$1.215991	$1.400632	4,254,712.287
	2003	$0.938318	$1.215991	2,097,370.259
	2002	$1.108736	$0.938318	2,610,644.110
	2001	$1.000000	$1.108736	235,465
Transamerica Money Market VP – Initial Class(1)	2007	$1.055380	$1.094695	8,511,854.762
Subaccount Inception Date April 8, 1991	2006	$1.020274	$1.055380	6,589,430.242
	2005	$1.004042	$1.020274	5,707,004.021
	2004	$1.006504	$1.004042	5,415,084.506
	2003	$1.011588	$1.006504	8,028,205.798
	2002	$1.011385	$1.011588	13,933,850.525
	2001	$1.000000	$1.011385	4,074,448
Transamerica Science & Technology VP – Initial Class(1)	2007	$0.757657	$0.993336	1,866,022.708
Subaccount Inception Date May 1, 2001	2006	$0.759472	$0.757657	1,937,910.462
	2005	$0.753409	$0.759472	2,358,115.759
	2004	$0.705945	$0.753409	3,146,312.611
	2003	$0.473501	$0.705945	3,515,104.554
	2002	$0.774757	$0.473501	1,730,930.201
	2001	$1.000000	$0.774757	182,307
Transamerica Small/Mid Cap Value VP – Initial Class(1)	2007	$1.657650	$2.042093	11,349,372.381
Subaccount Inception Date May 4, 1993	2006	$1.421656	$1.657650	14,465,154.968
	2005	$1.267497	$1.421656	16,497,509.929
	2004	$1.103071	$1.267497	16,807,471.874
	2003	$0.585256	$1.103071	16,688,369.602
	2002	$0.978906	$0.585256	18,748,751.363
	2001	$1.000000	$0.978906	3,580,567

99

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica U.S. Government Securities VP – Initial Class(1)	2007	$1.134988	$1.188702	8,787,346.304
Subaccount Inception Date May 9, 1994	2006	$1.112738	$1.134988	10,295,986.028
	2005	$1.102034	$1.112738	11,540,232.577
	2004	$1.080238	$1.102034	12,751,254.419
	2003	$1.062441	$1.080238	13,380,625.984
	2002	$1.016603	$1.062441	15,577,968.614
	2001	$1.000000	$1.016603	1,597,578
Transamerica Van Kampen Active International Allocation VP – Initial Class(1)	2007	$1.403238	$1.602061	5,883,226.534
Subaccount Inception Date April 8, 1991	2006	$1.150322	$1.403238	5,406,989.603
	2005	$1.023500	$1.150322	5,046,325.350
	2004	$0.893060	$1.023500	3,882,568.609
	2003	$0.680836	$0.893060	2,548,642.866
	2002	$0.830259	$0.680836	2,803,079.765
	2001	$1.000000	$0.830259	361,293
Transamerica Van Kampen Large Cap Core VP – Initial Class(1)	2007	$1.249638	$1.348278	4,688,483.877
Subaccount Inception Date April 8, 1991	2006	$1.146722	$1.249638	5,553,274.298
	2005	$1.061119	$1.146722	6,462,678.923
	2004	$0.952895	$1.061119	6,051,976.534
	2003	$0.796805	$0.952895	5,929,530.823
	2002	$0.964813	$0.796805	6,862,818.260
	2001	$1.000000	$0.964813	628,831
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class(1)	2007	$0.823890	$0.997022	4,066,803.665
Subaccount Inception Date May 1, 2001	2006	$0.758974	$0.823890	4,592,341.896
	2005	$0.714492	$0.758974	5,328,262.091
	2004	$0.675216	$0.714492	5,865,483.393
	2003	$0.533456	$0.675216	6,563,232.023
	2002	$0.806903	$0.533456	7,038,252.813
	2001	$1.000000	$0.806903	605,063
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.053261	$1.100331	0.000
Subaccount Inception Date November 3, 2003	2006	$1.034732	$1.053261	0.000
	2005	$1.027279	$1.034732	0.000
	2004	$1.010822	$1.027279	0.000
	2003	$1.000000	$1.010822	0.000
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.270636	$1.271980	1,377,622.440
Subaccount Inception Date May 1, 2002	2006	$1.139065	$1.270636	1,751,370.632
	2005	$1.093885	$1.139065	2,064,032.625
	2004	$0.999279	$1.093885	2,315,411.752
	2003	$0.759054	$0.999279	2,247,973.025
	2002	$1.000000	$0.759054	2,012,385.757
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.195666	$1.319374	172,852.758
Subaccount Inception Date May 1, 2002	2006	$1.141419	$1.195666	202,403.156
	2005	$1.064339	$1.141419	217,134.814
	2004	$1.013497	$1.064339	259,259.567
	2003	$0.794340	$1.013497	344,508.599
	2002	$1.000000	$0.794340	144,395.038
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.218097	$1.261449	6,409,585.889
Subaccount Inception Date May 1, 2001	2006	$1.054234	$1.218097	7,637,407.419
	2005	$1.020495	$1.054234	9,727,933.405
	2004	$0.929033	$1.020495	10,884,944.655
	2003	$0.711608	$0.929033	13,240,955.841
	2002	$0.926892	$0.711608	12,175,694.503
	2001	$1.000000	$0.926892	2,043,757

100

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$0.952275	$0.952272	2,646,196.524
Subaccount Inception Date May 1, 2001	2006	$0.848701	$0.952275	3,063,741.873
	2005	$0.864830	$0.848701	4,189,486.899
	2004	$0.762441	$0.864830	4,320,625.326
	2003	$0.712537	$0.762441	4,403,611.532
	2002	$0.584791	$0.712537	4,924,351.377
	2001	$1.000000	$0.584791	1,312,866
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2007	$1.544135	$1.788832	7,587,193.743
Subaccount Inception Date May 1, 2000	2006	$1.402996	$1.544135	8,528,279.893
	2005	$1.217763	$1.402996	9,227,144.000
	2004	$1.070719	$1.217763	8,524,773.670
	2003	$0.845652	$1.070719	7,605,730.079
	2002	$0.947203	$0.845652	7,592,743.208
	2001	$1.000000	$0.947203	1,117,221
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.337042	$1.337242	3,794,507.268
Subaccount Inception Date May 1, 2000	2006	$1.128753	$1.337042	4,301,024.576
	2005	$1.082525	$1.128753	4,683,242.602
	2004	$0.985400	$1.082525	5,426,079.845
	2003	$0.767303	$0.985400	5,977,782.419
	2002	$0.937746	$0.767303	6,893,554.421
	2001	$1.000000	$0.937746	950,745
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$0.874541	$1.093944	2,642,246.891
Subaccount Inception Date May 1, 2001	2006	$0.830834	$0.874541	2,559,636.002
	2005	$0.797318	$0.830834	3,038,242.386
	2004	$0.782870	$0.797318	3,339,229.618
	2003	$0.598043	$0.782870	3,886,044.911
	2002	$0.868717	$0.598043	4,515,281.040
	2001	$1.000000	$0.868717	477,321
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	2007	$1.057895	$1.284076	469,443.284
Subaccount Inception Date May 1, 2000	2006	$1.018922	$1.057895	673,040.150
	2005	$0.949257	$1.018922	1,119,994.667
	2004	$0.899200	$0.949257	1,180,853.195
	2003	$0.703559	$0.899200	1,214,442.122
	2002	$0.913372	$0.703559	1,226,462.867
	2001	$1.000000	$0.913372	223,500
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$1.989658	$2.266360	7,300,277.425
Subaccount Inception Date May 1, 2000	2006	$1.792176	$1.989658	8,965,159.106
	2005	$1.537512	$1.792176	9,980,028.883
	2004	$1.248854	$1.537512	11,451,242.504
	2003	$0.914603	$1.248854	10,926,179.683
	2002	$1.029218	$0.914603	11,051,230.545
	2001	$1.000000	$1.029218	1,235,966
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.517999	$1.580730	2,225,317.908
Subaccount Inception Date May 1, 2002	2006	$1.324841	$1.517999	2,384,962.628
	2005	$1.309575	$1.324841	2,400,250.537
	2004	$1.164786	$1.309575	2,550,006.634
	2003	$0.749434	$1.164786	3,395,477.238
	2002	$1.000000	$0.749434	717,256.891
Franklin Income Securities Fund – Class 2	2007	$1.000000	$0.971353	61,689.050
Subaccount Inception Date May 1, 2007
Mutual Shares Securities Fund – Class 2	2007	$1.000000	$0.965403	370,243.674
Subaccount Inception Date May 1, 2007

101

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign Securities Fund – Class 2	2007	$1.000000	$1.070130	706,858.811
Subaccount Inception Date May 1, 2007
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$1.072245	$1.289164	2,241,519.411
Subaccount Inception Date October 9, 2000	2006	$0.958132	$1.072245	2,246,620.051
	2005	$0.865925	$0.958132	2,554,505.997
	2004	$0.727757	$0.865925	2,867,061.008
	2003	$0.546769	$0.727757	2,860,937.027
	2002	$0.770183	$0.546769	2,759,066.341
	2001	$1.000000	$0.770183	525,705
Janus Aspen – Mid Cap Value Portfolio – Service Shares	2007	$1.374155	$1.454423	632,621.645
Subaccount Inception Date October 9, 2000	2006	$1.209131	$1.374155	784,540.751
	2005	$1.112886	$1.209131	966,436.519
	2004	$0.956576	$1.112886	994,219.803
	2003	$0.685852	$0.956576	1,012,175.202
	2002	$0.906817	$0.685852	1,016,549.931
	2001	$1.000000	$0.906817	317,538
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$0.940727	$1.016044	3,571,752.083
Subaccount Inception Date October 9, 2000	2006	$0.807605	$0.940727	3,404,232.320
	2005	$0.774544	$0.807605	4,403,585.982
	2004	$0.750275	$0.774544	6,112,466.469
	2003	$0.614202	$0.750275	6,993,600.416
	2002	$0.837086	$0.614202	7,852,955.796
	2001	$1.000000	$0.837086	1,472,854
MFS New Discovery Series – Service Class	2007	$1.196609	$1.208354	313,704.415
Subaccount Inception Date May 1, 2002	2006	$1.072810	$1.196609	491,278.724
	2005	$1.034152	$1.072810	535,098.570
	2004	$0.985901	$1.034152	1,090,222.755
	2003	$0.748106	$0.985901	726,553.715
	2002	$1.000000	$0.748106	320,316.512
MFS Total Return Series – Service Class	2007	$1.289840	$1.323958	2,090,560.795
Subaccount Inception Date May 1, 2002	2006	$1.169929	$1.289840	2,602,682.739
	2005	$1.154522	$1.169929	2,521,295.483
	2004	$1.052890	$1.154522	1,818,210.925
	2003	$0.918965	$1.052890	1,519,052.092
	2002	$1.000000	$0.918965	1,530,545.764

(1)

Transamerica Series Trust — All underlying subaccounts under Transamerica Series Trust have added to and/or revised the subaccount name to include Transamerica at the beginning of the subaccount name and VP to the end of the subaccount name.

(2)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 then you may only invest in the Initial Class shares. If you purchased your policy on or after May 1, 2003, then you may only invest in Service Class shares.

(3)	Formerly known as Templeton Transamerica Global.

The Transamerica Small/Mid Cap Value VP — Service Class, Transamerica Value Balanced VP — Service Class, Transamerica Index 50 VP — Service Class, Transamerica Index 75 VP — Service Class and Fidelity — VIP Balanced Portfolio — Service Class 2 had not commenced operations as of December 31, 2007 therefore, comparable data is not available.

102

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The total separate account annual expenses of 1.45%, 1.95% and 2.45% were not offered as of December 31, 2007, therefore condensed financial data is not available that reflects these total separate account annual expenses.

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Basic Value V.I. Fund	2007	$1.682936	$1.674800	0.000
Subaccount Inception Date July 3, 1997	2006	$1.412661	$1.682936	0.000
	2005	$1.403821	$1.412661	0.000
	2004	$1.293049	$1.403821	0.000
	2003	$1.000000	$1.293049	0.000
BlackRock Global Allocation V.I. Fund	2007	$2.022247	$2.312755	0.000
Subaccount Inception Date July 3, 1997	2006	$1.775166	$2.022247	0.000
	2005	$1.643080	$1.775166	0.000
	2004	$1.469634	$1.643080	0.000
	2003	$1.000000	$1.469634	0.000
BlackRock High Income VI Fund	2007	$1.302599	$1.303926	0.000
Subaccount Inception Date July 3, 1997	2006	$1.217348	$1.302599	0.000
	2005	$1.226328	$1.217348	0.000
	2004	$1.121973	$1.226328	0.000
	2003	$1.000000	$1.121973	0.000
Transamerica American Century Large Company Value VP – Service Class(1)	2007	$1.612659	$1.555195	0.000
Subaccount Inception Date May 1, 2001	2006	$1.381110	$1.612659	0.000
	2005	$1.360651	$1.381110	0.000
	2004	$1.225218	$1.360651	0.000
	2003	$1.000000	$1.225218	0.000
Transamerica Asset Allocation – Conservative VP – Service Class(1)	2007	$1.348817	$1.399371	0.000
Subaccount Inception Date May 1, 2002	2006	$1.264181	$1.348817	0.000
	2005	$1.231489	$1.264181	0.000
	2004	$1.151154	$1.231489	0.000
	2003	$1.000000	$1.151154	0.000
Transamerica Asset Allocation – Growth VP – Service Class(1)	2007	$1.703320	$1.790255	0.000
Subaccount Inception Date May 1, 2002	2006	$1.511459	$1.703320	0.000
	2005	$1.381416	$1.511459	0.000
	2004	$1.240772	$1.381416	0.000
	2003	$1.000000	$1.240772	0.000
Transamerica Asset Allocation – Moderate VP – Service Class(1)	2007	$1.450650	$1.527528	0.000
Subaccount Inception Date May 1, 2002	2006	$1.334304	$1.450650	0.000
	2005	$1.274074	$1.334304	0.000
	2004	$1.172951	$1.274074	0.000
	2003	$1.000000	$1.172951	0.000
Transamerica Asset Allocation – Moderate Growth VP – Service Class(1)	2007	$1.579837	$1.660836	0.000
Subaccount Inception Date May 1, 2002	2006	$1.423364	$1.579837	0.000
	2005	$1.327175	$1.423364	0.000
	2004	$1.199864	$1.327175	0.000
	2003	$1.000000	$1.199864	0.000
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.025414	$1.087356	0.000
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.025414	0.000

103

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.863272	$1.900351	0.000
Subaccount Inception Date May 1, 2000	2006	$1.634379	$1.863272	0.000
	2005	$1.444602	$1.634379	0.000
	2004	$1.252476	$1.444602	0.000
	2003	$1.000000	$1.252476	0.000
Transamerica Capital Guardian Global VP – Service Class(1)	2007	$1.687280	$1.749798	0.000
Subaccount Inception Date February 2, 1998	2006	$1.514051	$1.687280	0.000
	2005	$1.409258	$1.514051	0.000
	2004	$1.303565	$1.409258	0.000
	2003	$1.000000	$1.303565	0.000
Transamerica Capital Guardian U.S. Equity VP – Service Class(1)	2007	$1.481423	$1.442279	0.000
Subaccount Inception Date July 1, 1998	2006	$1.379317	$1.481423	0.000
	2005	$1.330267	$1.379317	0.000
	2004	$1.242941	$1.330267	0.000
	2003	$1.000000	$1.242941	0.000
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.733414	$1.583420	0.000
Subaccount Inception Date July 3, 1997	2006	$1.525905	$1.733414	0.000
	2005	$1.451947	$1.525905	0.000
	2004	$1.276291	$1.451947	0.000
	2003	$1.000000	$1.276291	0.000
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$2.507320	$2.281359	0.000
Subaccount Inception Date May 1, 2002	2006	$1.807285	$2.507320	0.000
	2005	$1.633413	$1.807285	0.000
	2004	$1.261219	$1.633413	0.000
	2003	$1.000000	$1.261219	0.000
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.484265	$1.513129	0.000
Subaccount Inception Date July 3, 1997	2006	$1.320678	$1.484265	0.000
	2005	$1.309105	$1.320678	0.000
	2004	$1.209751	$1.309105	0.000
	2003	$1.000000	$1.209751	0.000
Transamerica Jennison Growth VP – Service Class(1)	2007	$1.404338	$1.527393	0.000
Subaccount Inception Date July 3, 1997	2006	$1.413934	$1.404338	0.000
	2005	$1.274091	$1.413934	0.000
	2004	$1.197292	$1.274091	0.000
	2003	$1.000000	$1.197292	0.000
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.585424	$1.561428	0.000
Subaccount Inception Date May 1, 2000	2006	$1.370990	$1.585424	0.000
	2005	$1.351017	$1.370990	0.000
	2004	$1.269268	$1.351017	0.000
	2003	$1.000000	$1.269268	0.000
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.240057	$1.232969	0.000
Subaccount Inception Date June 2, 1998	2006	$1.146748	$1.240057	0.000
	2005	$1.155681	$1.146748	0.000
	2004	$1.079727	$1.155681	0.000
	2003	$1.000000	$1.079727	0.000
Transamerica MFS International Equity VP – Service Class(1)	2007	$1.841701	$1.959722	0.000
Subaccount Inception Date May 1, 2001	2006	$1.532659	$1.841701	0.000
	2005	$1.394598	$1.532659	0.000
	2004	$1.249023	$1.394598	0.000
	2003	$1.000000	$1.249023	0.000

104

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Marsico Growth VP – Service Class(1)(2)	2007	$1.410743	$1.656477	0.000
Subaccount Inception Date May 1, 2000	2006	$1.372359	$1.410743	0.000
	2005	$1.297321	$1.372359	0.000
	2004	$1.184729	$1.297321	0.000
	2003	$1.000000	$1.184729	0.000
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.037254	$1.103076	0.000
Subaccount Inception Date May 1, 2002	2006	$1.021247	$1.037254	0.000
	2005	$1.023862	$1.021247	0.000
	2004	$1.005095	$1.023862	0.000
	2003	$1.000000	$1.005095	0.000
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.596202	$1.607834	0.000
Subaccount Inception Date July 3, 1997	2006	$1.375508	$1.596202	0.000
	2005	$1.355459	$1.375508	0.000
	2004	$1.210437	$1.355459	0.000
	2003	$1.000000	$1.210437	0.000
Transamerica T. Rowe Price Growth Stock VP – Service Class(1)	2007	$1.478655	$1.584040	0.000
Subaccount Inception Date July 3, 1997	2006	$1.336935	$1.478655	0.000
	2005	$1.291449	$1.336935	0.000
	2004	$1.205923	$1.291449	0.000
	2003	$1.000000	$1.205923	0.000
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.555483	$1.661318	0.000
Subaccount Inception Date May 1, 2000	2006	$1.539750	$1.555483	0.000
	2005	$1.426709	$1.539750	0.000
	2004	$1.325528	$1.426709	0.000
	2003	$1.000000	$1.325528	0.000
Transamerica Templeton Global VP – Service Class(3)	2007	$1.308891	$1.470956	0.000
Subaccount Inception Date October 9, 2000	2006	$1.130371	$1.308891	0.000
	2005	$1.078330	$1.130371	0.000
	2004	$1.200018	$1.078330	0.000
	2003	$1.000000	$1.200018	0.000
Transamerica Balanced VP – Service Class(1)	2007	$1.326386	$1.469806	0.000
Subaccount Inception Date May 1, 2002	2006	$1.247750	$1.326386	0.000
	2005	$1.184125	$1.247750	0.000
	2004	$1.092598	$1.184125	0.000
	2003	$1.000000	$1.092598	0.000
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.388395	$1.605198	0.000
Subaccount Inception Date May 1, 2002	2006	$1.283534	$1.388395	0.000
	2005	$1.268063	$1.283534	0.000
	2004	$1.148118	$1.268063	0.000
	2003	$1.000000	$1.148118	0.000
Transamerica Equity VP – Service Class(1)	2007	$1.639549	$1.859593	0.000
Subaccount Inception Date May 1, 2000	2006	$1.547439	$1.639549	0.000
	2005	$1.361322	$1.547439	0.000
	2004	$1.204564	$1.361322	0.000
	2003	$1.000000	$1.204564	0.000
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.647839	$1.976802	0.000
Subaccount Inception Date May 1, 2001	2006	$1.606943	$1.647839	0.000
	2005	$1.417914	$1.606943	0.000
	2004	$1.245074	$1.417914	0.000
	2003	$1.000000	$1.245074	0.000

105

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Money Market VP – Service Class(1)	2007	$0.997075	$1.020986	0.000
Subaccount Inception Date July 3, 1997	2006	$0.976290	$0.997075	0.000
	2005	$0.973119	$0.976290	0.000
	2004	$0.988117	$0.973119	0.000
	2003	$1.000000	$0.988117	0.000
Transamerica Science & Technology VP – Service Class(1)	2007	$1.339587	$1.734857	0.000
Subaccount Inception Date May 1, 2001	2006	$1.359961	$1.339587	0.000
	2005	$1.365772	$1.359961	0.000
	2004	$1.299095	$1.365772	0.000
	2003	$1.000000	$1.299095	0.000
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.001021	$1.034970	0.000
Subaccount Inception Date July 3, 1997	2006	$0.993588	$1.001021	0.000
	2005	$0.996629	$0.993588	0.000
	2004	$0.990855	$0.996629	0.000
	2003	$1.000000	$0.990855	0.000
Transamerica Van Kampen Active International Allocation VP – Service Class(1)	2007	$1.976560	$2.226969	0.000
Subaccount Inception Date July 3, 1997	2006	$1.641334	$1.976560	0.000
	2005	$1.477827	$1.641334	0.000
	2004	$1.306577	$1.477827	0.000
	2003	$1.000000	$1.306577	0.000
Transamerica Van Kampen Large Cap Core VP – Service Class(1)	2007	$1.445169	$1.538823	0.000
Subaccount Inception Date July 3, 1997	2006	$1.343168	$1.445169	0.000
	2005	$1.259117	$1.343168	0.000
	2004	$1.144742	$1.259117	0.000
	2003	$1.000000	$1.144742	0.000
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.390044	$1.660767	0.000
Subaccount Inception Date May 1, 2001	2006	$1.297496	$1.390044	0.000
	2005	$1.236820	$1.297496	0.000
	2004	$1.183500	$1.236820	0.000
	2003	$1.000000	$1.183500	0.000
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.582701	$1.568020	0.000
Subaccount Inception Date May 1, 2002	2006	$1.433493	$1.582701	0.000
	2005	$1.390873	$1.433493	0.000
	2004	$1.283810	$1.390873	0.000
	2003	$1.000000	$1.283810	0.000
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.394062	$1.522413	0.000
Subaccount Inception Date May 1, 2002	2006	$1.344584	$1.394062	0.000
	2005	$1.266759	$1.344584	0.000
	2004	$1.218793	$1.266759	0.000
	2003	$1.000000	$1.218793	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.555119	$1.593839	0.000
Subaccount Inception Date May 1, 2001	2006	$1.359832	$1.555119	0.000
	2005	$1.329897	$1.359832	0.000
	2004	$1.223289	$1.329897	0.000
	2003	$1.000000	$1.223289	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$1.320728	$1.466605	0.000
Subaccount Inception Date May 1, 2001	2006	$1.359749	$1.320728	0.000
	2005	$1.211153	$1.359749	0.000
	2004	$1.143646	$1.211153	0.000
	2003	$1.000000	$1.143646	0.000

106

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2007	$1.723765	$1.976331	0.000
Subaccount Inception Date May 1, 2000	2006	$1.582402	$1.723765	0.000
	2005	$1.387678	$1.582402	0.000
	2004	$1.232790	$1.387678	0.000
	2003	$1.000000	$1.232790	0.000
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.364637	$1.629640	0.000
Subaccount Inception Date May 1, 2000	2006	$1.404275	$13646378	0.000
	2005	$1.360683	$1.404275	0.000
	2004	$1.251476	$1.360683	0.000
	2003	$1.000000	$1.251476	0.000
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$1.341444	$1.660687	0.000
Subaccount Inception Date May 1, 2001	2006	$1.287588	$1.341444	0.000
	2005	$1.248415	$1.287588	0.000
	2004	$1.238538	$1.248415	0.000
	2003	$1.000000	$1.238538	0.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$2.140177	$2.412649	0.000
Subaccount Inception Date May 1, 2000	2006	$1.947702	$2.140177	0.000
	2005	$1.688213	$1.947702	0.000
	2004	$1.385512	$1.688213	0.000
	2003	$1.000000	$1.385512	0.000
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.857970	$1.914774	0.000
Subaccount Inception Date May 1, 2002	2006	$1.638305	$1.857970	0.000
	2005	$1.636169	$1.638305	0.000
	2004	$1.470410	$1.636169	0.000
	2003	$1.000000	$1.470410	0.000
Franklin Income Securities Fund – Class 2	2007	$1.000000	$0.964667	0.000
Subaccount Inception Date May 1, 2007
Mutual Shares Securities Fund – Class 2	2007	$1.000000	$0.958762	0.000
Subaccount Inception Date May 1, 2007
Templeton Foreign Securities Fund – Class 2	2007	$1.000000	$1.062783	0.000
Subaccount Inception Date May 1, 2007
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$1.785215	$2.124234	0.000
Subaccount Inception Date October 9, 2000	2006	$1.611720	$1.785215	0.000
	2005	$1.471678	$1.611720	0.000
	2004	$1.249731	$1.471678	0.000
	2003	$1.000000	$1.249731	0.000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.499500	$1.602829	0.000
Subaccount Inception Date October 9, 2000	2006	$1.300600	$1.499500	0.000
	2005	$1.260252	$1.300600	0.000
	2004	$1.233478	$1.260252	0.000
	2003	$1.000000	$1.233478	0.000
MFS New Discovery Series – Service Class	2007	$1.490522	$1.489611	0.000
Subaccount Inception Date May 1, 2002	2006	$1.350138	$1.490522	0.000
	2005	$1.314944	$1.350138	0.000
	2004	$1.266619	$1.314944	0.000
	2003	$1.000000	$1.266619	0.000
MFS Total Return Series – Service Class	2007	$1.328377	$1.349448	0.000
Subaccount Inception Date May 1, 2002	2006	$1.217344	$1.328377	0.000
	2005	$1.213736	$1.217344	0.000
	2004	$1.118395	$1.213736	0.000
	2003	$1.000000	$1.118395	0.000

107

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Basic Value V.I. Fund	2007	$1.372044	$1.368781	0.000
Subaccount Inception Date July 3, 1997	2006	$1.148888	$1.372044	337,618.063
	2005	$1.138917	$1.148888	1,929,007.217
	2004	$1.046487	$1.138917	1,972,749.770
	2003	$0.801538	$1.046487	1,985,697.030
	2002	$1.000000	$0.801538	1,682,581.170
BlackRock Global Allocation V.I. Fund	2007	$1.654168	$1.896471	0.000
Subaccount Inception Date July 3, 1997	2006	$1.448520	$1.654168	136,366.419
	2005	$1.337475	$1.448520	266,477.125
	2004	$1.193362	$1.337475	128,903.970
	2003	$0.800349	$1.193362	86,529.190
	2002	$1.000000	$0.800349	43,370.000
BlackRock High Income VI Fund	2007	$1.390712	$1.395557	0.000
Subaccount Inception Date July 3, 1997	2006	$1.296528	$1.390712	55,836.712
	2005	$1.302908	$1.296528	286,108.517
	2004	$1.189117	$1.302908	383,560.450
	2003	$0.947186	$1.189117	332,583.060
	2002	$1.000000	$0.947186	246,135.120
Transamerica American Century Large Company Value VP – Initial Class(1)	2007	$1.381797	$1.338795	0.000
Subaccount Inception Date May 1, 2001	2006	$1.178165	$1.381797	45,412.886
	2005	$1.154394	$1.178165	188,961.969
	2004	$1.034227	$1.154394	175,584.964
	2003	$0.819488	$1.034227	239,954.170
	2002	$1.000000	$0.819488	127,524.733
Transamerica Asset Allocation – Conservative VP – Initial Class(1)	2007	$1.278547	$1.332706	0.000
Subaccount Inception Date May 1, 2002	2006	$1.192085	$1.278547	569,986.990
	2005	$1.156517	$1.192085	2,401,019.512
	2004	$1.075781	$1.156517	2,467,741.119
	2003	$0.893163	$1.075781	2,401,509.650
	2002	$1.000000	$0.893163	1,412,368.909
Transamerica Asset Allocation – Growth VP – Initial Class(1)	2007	$1.433274	$1.513235	0.000
Subaccount Inception Date May 1, 2002	2006	$1.264999	$1.433274	263,492.324
	2005	$1.150087	$1.264999	1,048,974.535
	2004	$1.027907	$1.150087	876,105.811
	2003	$0.801958	$1.027907	786,686.483
	2002	$1.000000	$0.801958	559,978.639
Transamerica Asset Allocation – Moderate VP – Initial Class(1)	2007	$1.328550	$1.405279	0.000
Subaccount Inception Date May 1, 2002	2006	$1.216120	$1.328550	2,634,144.114
	2005	$1.154993	$1.216120	8,758,965.783
	2004	$1.058168	$1.154993	8,612,486.466
	2003	$0.864789	$1.058168	7,621,313.190
	2002	$1.000000	$0.864789	2,997,128.046
Transamerica Asset Allocation – Moderate Growth VP – Initial Class(1)	2007	$1.393195	$1.471687	0.000
Subaccount Inception Date May 1, 2002	2006	$1.248898	$1.393195	2,366,405.117
	2005	$1.159519	$1.248898	6,732,559.666
	2004	$1.042179	$1.159519	6,528,089.331
	2003	$0.836320	$1.042179	6,288,141.985
	2002	$1.000000	$0.836320	4,282,552.275

108

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica BlackRock Large Cap Value VP – Initial Class(1)	2007	$1.546799	$1.585851	0.000
Subaccount Inception Date May 1, 2000	2006	$1.349983	$1.546799	51,023.147
	2005	$1.188179	$1.349983	196,731.975
	2004	$1.024670	$1.188179	135,934.419
	2003	$0.805713	$1.024670	80,716.791
	2002	$1.000000	$0.805713	21,772.215
Transamerica Capital Guardian Global VP – Initial Class(1)	2007	$1.425811	$1.485100	0.000
Subaccount Inception Date February 2, 1998	2006	$1.272709	$1.425811	157,988.816
	2005	$1.178766	$1.272709	813,565.430
	2004	$1.084970	$1.178766	749,460.299
	2003	$0.804614	$1.084970	661,341.906
	2002	$1.000000	$0.804614	387,173.832
Transamerica Capital Guardian U.S. Equity VP – Initial Class(1)	2007	$1.274621	$1.246955	0.000
Subaccount Inception Date July 1, 1998	2006	$1.181286	$1.274621	200,500.685
	2005	$1.133917	$1.181286	1,110,844.322
	2004	$1.054237	$1.133917	798,794.488
	2003	$0.788153	$1.054237	703,444.322
	2002	$1.000000	$0.788153	321,050.055
Transamerica Capital Guardian Value VP – Initial Class(1)	2007	$1.410310	$1.294991	0.000
Subaccount Inception Date July 3, 1997	2006	$1.235341	$1.410310	748,905.242
	2005	$1.170358	$1.235341	1,592,580.743
	2004	$1.023455	$1.170358	1,841,246.478
	2003	$0.776052	$1.023455	1,665,661.921
	2002	$1.000000	$0.776052	787,275.371
Transamerica Clarion Global Real Estate Securities VP – Initial Class(1)	2007	$2.486548	$2.272956	0.000
Subaccount Inception Date May 1, 2002	2006	$1.783433	$2.486548	83,173.081
	2005	$1.603794	$1.783433	183,273.189
	2004	$1.231933	$1.603794	208,478.878
	2003	$0.926167	$1.231933	211,245.566
	2002	$1.000000	$0.926167	112,931.115
Transamerica JPMorgan Enhanced Index VP – Initial Class(1)	2007	$1.257952	$1.288469	0.000
Subaccount Inception Date July 3, 1997	2006	$1.113224	$1.257952	141,289.389
	2005	$1.098003	$1.113224	297,826.725
	2004	$1.009349	$1.098003	316,314.003
	2003	$0.798818	$1.009349	306,199.300
	2002	$1.000000	$0.798818	133,933.143
Transamerica Jennison Growth VP – Initial Class(1)	2007	$1.127164	$1.231562	0.000
Subaccount Inception Date July 3, 1997	2006	$1.128060	$1.127164	41,664.743
	2005	$1.011636	$1.128060	75,542.237
	2004	$0.946076	$1.011636	62,484.330
	2003	$0.749731	$0.946076	62,863.704
	2002	$1.000000	$0.749731	75,281.930
Transamerica Legg Mason Partners All Cap VP – Initial Class(1)	2007	$1.283834	$1.270934	0.000
Subaccount Inception Date May 1, 2000	2006	$1.105017	$1.283834	255,192.051
	2005	$1.083437	$1.105017	916,042.160
	2004	$1.013103	$1.083437	910,827.451
	2003	$0.764956	$1.013103	731,313.256
	2002	$1.000000	$0.764956	488,017.402

109

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica MFS High Yield VP – Initial Class(1)	2007	$1.325749	$1.323057	0.000
Subaccount Inception Date June 2, 1998	2006	$1.219367	$1.325749	85,713.431
	2005	$1.222127	$1.219367	531,784.909
	2004	$1.136257	$1.222127	648,195.304
	2003	$0.984831	$1.136257	571,315.611
	2002	$1.000000	$0.984831	393,162.733
Transamerica MFS International Equity VP – Initial Class(1)	2007	$1.445581	$1.546026	0.000
Subaccount Inception Date May 1, 2001	2006	$1.198628	$1.445581	105,296.286
	2005	$1.083713	$1.198628	287,060.259
	2004	$0.967247	$1.083713	307,825.137
	2003	$0.787811	$0.967247	235,060.923
	2002	$1.000000	$0.787811	150,049.684
Transamerica Marsico Growth VP – Initial Class(1)(2)	2007	$1.435699	$1.693728	0.000
Subaccount Inception Date May 1, 2000	2006	$1.349983	$1.435699	16,500.401
	2005	$1.188179	$1.349983	196,731.975
	2004	$1.024670	$1.188179	135,934.419
	2003	$0.805713	$1.024670	80,716.791
Transamerica PIMCO Total Return VP – Initial Class(1)	2007	$1.129276	$1.205487	0.000
Subaccount Inception Date May 1, 2002	2006	$1.105810	$1.129276	300,120.061
	2005	$1.102737	$1.105810	2,508,711.330
	2004	$1.076993	$1.102737	2,769,440.978
	2003	$1.047694	$1.076993	2,861,862.763
	2002	$1.000000	$1.047694	2,187,727.970
Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2007	$1.378243	$1.395202	0.000
Subaccount Inception Date July 3, 1997	2006	$1.182234	$1.378243	148,494.644
	2005	$1.158793	$1.182234	687,514.699
	2004	$1.030039	$1.158793	754,545.476
	2003	$0.836971	$1.030039	746,963.967
	2002	$1.000000	$0.836971	564,295.048
Transamerica T. Rowe Price Growth Stock VP – Initial Class(1)	2007	$1.296888	$1.396645	0.000
Subaccount Inception Date July 3, 1997	2006	$1.167214	$1.296888	140,785.841
	2005	$1.121948	$1.167214	1,626,785.811
	2004	$1.042280	$1.121948	1,767,157.982
	2003	$0.813420	$1.042280	1,797,629.282
	2002	$1.000000	$0.813420	1,390,593.217
Transamerica T. Rowe Price Small Cap VP – Initial Class(1)	2007	$1.212035	$1.301679	0.000
Subaccount Inception Date May 1, 2000	2006	$1.193999	$1.212035	287,923.462
	2005	$1.101532	$1.193999	945,783.121
	2004	$1.018589	$1.101532	1,042,083.332
	2003	$0.740331	$1.018589	947,368.693
	2002	$1.000000	$0.740331	623,519.459
Transamerica Templeton Global VP – Initial Class(3)	2007	$1.341900	$0.757625	0.000
Subaccount Inception Date October 9, 2000	2006	$1.152735	$1.341900	8,717.27
	2005	$1.094552	$1.152735	47,008.251
	2004	$1.020505	$1.094552	19,493.939
	2003	$0.821759	$1.020505	6,017.704
	2002	$1.000000	$0.821759	100.000
Transamerica Balanced VP – Initial Class(1)	2007	$1.287627	$1.433277	0.000
Subaccount Inception Date May 1, 2002	2006	$1.204080	$1.287627	10,862.854
	2005	$1.138069	$1.204080	320,776.084
	2004	$1.044894	$1.138069	322,856.541
	2003	$0.936208	$1.044894	351,221.477
	2002	$1.000000	$0.936208	212,969.082

110

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Convertible Securities VP – Initial Class(1)	2007	$1.367001	$1.588997	0.000
Subaccount Inception Date May 1, 2002	2006	$1.257866	$1.367001	128,883.576
	2005	$1.235603	$1.257866	393,732.522
	2004	$1.114161	$1.235603	381,156.354
	2003	$0.919433	$1.114161	325,844.209
	2002	$1.000000	$0.919433	173,458.336
Transamerica Equity VP – Initial Class(1)	2007	$1.489071	$1.696592	0.000
Subaccount Inception Date May 1, 2000	2006	$1.397725	$1.489071	203,150.587
	2005	$1.223899	$1.397725	468,197.449
	2004	$1.078576	$1.223899	398,143.294
	2003	$0.838775	$1.078576	68,817.819
	2002	$1.000000	$0.838775	86,735.381
Transamerica Growth Opportunities VP – Initial Class(1)	2007	$1.359831	$1.639959	0.000
Subaccount Inception Date May 1, 2001	2006	$1.320280	$1.359831	136,771.829
	2005	$1.159147	$1.320280	603,759.079
	2004	$1.014316	$1.159147	481,186.183
	2003	$0.788866	$1.014316	307,471.203
	2002	$1.000000	$0.788866	325,070.437
Transamerica Money Market VP – Initial Class(1)	2007	$1.005394	$1.034631	0.000
Subaccount Inception Date July 3, 1997	2006	$0.979599	$1.005394	88,151.175
	2005	$0.971609	$0.979599	188,155.841
	2004	$0.981716	$0.971609	329,443.303
	2003	$1.000000	$0.981716	226,671.069
Transamerica Science & Technology VP – Initial Class(1)	2007	$1.102171	$1.433646	0.000
Subaccount Inception Date May 1, 2001	2006	$1.113521	$1.102171	163,611.818
	2005	$1.113337	$1.113521	177,821.147
	2004	$1.051469	$1.113337	176,052.213
	2003	$0.710805	$1.051469	19,391.057
	2002	$1.000000	$0.710805	2,267.029
Transamerica Small/Mid Cap Value VP – Initial Class(1)	2007	$1.726024	$2.085599	0.000
Subaccount Inception Date July 3, 1997	2006	$1.475004	$1.726024	0.000
	2005	$1.325401	$1.475004	33,185.940
	2004	$1.162599	$1.325401	66,909.538
	2003	$0.621703	$1.162599	68,369.021
	2002	$1.000000	$0.621703	105,233.831
Transamerica U.S. Government Securities VP – Initial Class(1)	2007	$1.074313	$1.116295	0.000
Subaccount Inception Date July 3, 1997	2006	$1.061562	$1.074313	0.000
	2005	$1.059628	$1.061562	490,220.181
	2004	$1.046905	$1.059628	503,055.174
	2003	$1.037786	$1.046905	724,431.360
	2002	$1.000000	$1.037786	563,263.016
Transamerica Van Kampen Active International Allocation VP – Initial Class(1)	2007	$1.637677	$1.854990	0.000
Subaccount Inception Date July 3, 1997	2006	$1.353085	$1.637677	87,345.703
	2005	$1.213396	$1.353085	462,231.165
	2004	$1.067146	$1.213396	496,024.217
	2003	$0.819975	$1.067146	498,845.005
	2002	$1.000000	$0.819975	296,789.983
Transamerica Van Kampen Large Cap Core VP – Initial Class(1)	2007	$1.321746	$1.414830	0.000
Subaccount Inception Date July 3, 1997	2006	$1.222445	$1.321746	0.000
	2005	$1.140092	$1.222445	0.000
	2004	$1.031926	$1.140092	0.000
	2003	$0.869699	$1.031926	85,076.960
	2002	$1.000000	$0.869699	17,503.289

111

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class(1)	2007	$1.078130	$1.294385	0.000
Subaccount Inception Date May 1, 2001	2006	$1.001015	$1.078130	20,640.076
	2005	$0.949775	$1.001015	212,729.172
	2004	$0.904677	$0.949775	224,076.835
	2003	$0.720387	$0.904677	235,043.488
	2002	$1.000000	$0.720387	214,090.643
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.224776	$1.216392	0.000
Subaccount Inception Date May 1, 2002	2006	$1.106608	$1.224776	32,733.508
	2005	$1.071094	$1.106608	312,849.120
	2004	$0.986226	$1.071094	494,228.970
	2003	$0.755058	$0.986226	505,435.661
	2002	$1.000000	$0.755058	347,965.592
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.152510	$1.261728	0.000
Subaccount Inception Date May 1, 2002	2006	$1.108895	$1.152510	7,908.941
	2005	$1.042171	$1.108895	39,836.947
	2004	$1.000255	$1.042171	46,831.462
	2003	$0.790158	$1.000255	66,283.321
	2002	$1.000000	$0.790158	27,044.852
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.301597	$1.337293	0.000
Subaccount Inception Date May 1, 2001	2006	$1.135370	$1.301597	309,700.147
	2005	$1.107663	$1.135370	1,033,516.745
	2004	$1.016380	$1.107663	1,019,459.929
	2003	$0.784658	$1.016380	959,684.126
	2002	$1.000000	$0.784658	687,817.795
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$1.096343	$1.220440	0.000
Subaccount Inception Date May 1, 2001	2006	$1.125973	$1.096343	9,378.141
	2005	$1.000475	$1.125973	211,548.389
	2004	$0.942399	$1.000475	188,969.541
	2003	$0.779541	$0.942399	253,561.679
	2002	$1.000000	$0.779541	110,129.810
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2007	$1.521016	$1.748171	0.000
Subaccount Inception Date May 1, 2000	2006	$1.392877	$1.521016	170,698.666
	2005	$1.218498	$1.392877	649,586.043
	2004	$1.079848	$1.218498	800,550.772
	2003	$0.859599	$1.079848	955,163.453
	2002	$1.000000	$0.859599	568,296.919
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.376703	$1.366054	0.000
Subaccount Inception Date May 1, 2000	2006	$1.171382	$1.376703	176,708.250
	2005	$1.132263	$1.171382	817,659.600
	2004	$1.038836	$1.132263	830,635.215
	2003	$0.815292	$1.038836	867,225.390
	2002	$1.000000	$0.815292	755,517.721
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$1.050384	$1.303547	0.000
Subaccount Inception Date May 1, 2001	2006	$1.005752	$1.050384	21,387.716
	2005	$0.972781	$1.005752	310,093.201
	2004	$0.962720	$0.972781	350,877.697
	2003	$0.741225	$0.962720	539,181.575
	2002	$1.000000	$0.741225	373,313.290

112

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$1.800162	$2.034339	0.000
Subaccount Inception Date May 1, 2000	2006	$1.634275	$1.800162	112,701.595
	2005	$1.413088	$1.634275	592,932.041
	2004	$1.156879	$1.413088	689,738.771
	2003	$0.853928	$1.156879	679,590.205
	2002	$1.000000	$0.853928	549,824.123
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.463296	$1.511759	0.000
Subaccount Inception Date May 1, 2002	2006	$1.287159	$1.463296	103,791.729
	2005	$1.282351	$1.287159	587,543.983
	2004	$1.149605	$1.282351	616,430.312
	2003	$0.745495	$1.149605	681,463.967
	2002	$1.000000	$0.745495	487,592.872
Franklin Income Securities Fund – Class 2	2007	$1.000000	$0.966259	0.000
Subaccount Inception Date May 1, 2007
Mutual Shares Securities Fund – Class 2	2007	$1.000000	$0.960326	0.000
Subaccount Inception Date May 1, 2007
Templeton Foreign Securities Fund – Class 2	2007	$1.000000	$1.064515	0.000
Subaccount Inception Date May 1, 2007
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$1.507857	$1.798630	0.000
Subaccount Inception Date October 9, 2000	2006	$1.358004	$1.507857	0.000
	2005	$1.236979	$1.358004	96,336.367
	2004	$1.047848	$1.236979	136,650.568
	2003	$0.793465	$1.047848	90,964.895
	2002	$1.000000	$0.793465	105,806.424
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.153613	$1.236153	0.000
Subaccount Inception Date October 9, 2000	2006	$0.998152	$1.153613	70,912.293
	2005	$0.964837	$0.998152	428,312.419
	2004	$0.942022	$0.964837	345,938.304
	2003	$0.777262	$0.942022	339,489.824
	2002	$1.000000	$0.777262	392,470.065
MFS New Discovery Series – Service Class	2007	$1.153454	$1.155587	0.000
Subaccount Inception Date May 1, 2002	2006	$1.042272	$1.153454	230,964.648
	2005	$1.012632	$1.042272	496,248.564
	2004	$0.973029	$1.012632	463,784.716
	2003	$0.744169	$0.973029	403,962.611
	2002	$1.000000	$0.744169	225,728.300
MFS Total Return Series – Service Class	2007	$1.243331	$1.266160	0.000
Subaccount Inception Date May 1, 2002	2006	$1.136630	$1.243331	138,948.885
	2005	$1.130502	$1.136630	445,714.772
	2004	$1.039145	$1.130502	461,154.394
	2003	$0.914134	$1.039145	372,548.052
	2002	$1.000000	$0.914134	305,394.312

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Basic Value V.I. Fund	2007	$1.701163	$1.697953	68,455.695
Subaccount Inception Date July 3, 1997	2006	$1.423778	$1.701163	110,127.254
	2005	$1.410722	$1.423778	110,837.974
	2004	$1.295590	$1.410722	111,583.242
	2003	$1.000000	$1.295590	2,036.330

113

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Global Allocation V.I. Fund	2007	$2.044101	$2.344666	11,381.829
Subaccount Inception Date July 3, 1997	2006	$1.789107	$2.044101	19,295.043
	2005	$1.651149	$1.789107	14,148.933
	2004	$1.472516	$1.651149	12,770.117
	2003	$1.000000	$1.472516	1,889.320
BlackRock High Income VI Fund	2007	$1.316716	$1.321947	0.000
Subaccount Inception Date July 3, 1997	2006	$1.226947	$1.316716	0.000
	2005	$1.232378	$1.226947	0.000
	2004	$1.124189	$1.232378	2,164.705
	2003	$1.000000	$1.124189	2,167.600
Transamerica American Century Large Company Value VP – Service Class(1)	2007	$1.630107	$1.576666	0.000
Subaccount Inception Date May 1, 2001	2006	$1.391980	$1.630107	0.000
	2005	$1.367342	$1.391980	0.000
	2004	$1.227616	$1.367342	0.000
	2003	$1.000000	$1.227616	0.000
Transamerica Asset Allocation – Conservative VP – Service Class(1)	2007	$1.363426	$1.418718	443,442.168
Subaccount Inception Date May 1, 2002	2006	$1.274130	$1.363426	353,805.187
	2005	$1.237538	$1.274130	380,434.994
	2004	$1.153408	$1.237538	453,208.701
	2003	$1.000000	$1.153408	0.000
Transamerica Asset Allocation – Growth VP – Service Class(1)	2007	$1.721757	$1.814984	633,882.852
Subaccount Inception Date May 1, 2002	2006	$1.523349	$1.721757	449,976.160
	2005	$1.388206	$1.523349	482,246.871
	2004	$1.243201	$1.388206	458,090.766
	2003	$1.000000	$1.243201	0.000
Transamerica Asset Allocation – Moderate VP – Service Class(1)	2007	$1.466346	$1.548620	536,394.170
Subaccount Inception Date May 1, 2002	2006	$1.344798	$1.466346	587,612.154
	2005	$1.280332	$1.344798	255,226.957
	2004	$1.175252	$1.280332	210,485.166
	2003	$1.000000	$1.175252	0.000
Transamerica Asset Allocation – Moderate Growth VP – Service Class(1)	2007	$1.596951	$1.683809	2,895,502.314
Subaccount Inception Date May 1, 2002	2006	$1.434575	$1.596951	2,953,597.032
	2005	$1.333718	$1.434575	2,012,641.475
	2004	$1.202229	$1.333718	1,427,423.580
	2003	$1.000000	$1.202229	0.000
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.027415	$1.092699	51,948.173
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.027415	0.000
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.883431	$1.926592	21,023.860
Subaccount Inception Date May 1, 2000	2006	$1.647225	$1.883431	21,529.145
	2005	$1.451699	$1.647225	0.000
	2004	$1.254934	$1.451699	0.000
	2003	$1.000000	$1.254934	0.000
Transamerica Capital Guardian Global VP – Service Class(1)	2007	$1.705561	$1.773979	6,014.957
Subaccount Inception Date February 2, 1998	2006	$1.525977	$1.705561	8,331.856
	2005	$1.416204	$1.525977	2,017.616
	2004	$1.306127	$1.416204	2,020.044
	2003	$1.000000	$1.306127	2,022.750
Transamerica Capital Guardian U.S. Equity VP – Service Class(1)	2007	$1.497445	$1.462195	0.000
Subaccount Inception Date July 1, 1998	2006	$1.390158	$1.497445	2,020.069
	2005	$1.336805	$1.390158	2,022.383
	2004	$1.245365	$1.336805	2,024.814
	2003	$1.000000	$1.245365	2,027.525

114

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.752147	$1.605273	0.000
Subaccount Inception Date July 3, 1997	2006	$1.537894	$1.752147	0.000
	2005	$1.459075	$1.537894	0.000
	2004	$1.278793	$1.459075	0.000
	2003	$1.000000	$1.278793	0.000
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$2.534421	$2.312845	0.000
Subaccount Inception Date May 1, 2002	2006	$1.821483	$2.534421	0.000
	2005	$1.641439	$1.821483	0.000
	2004	$1.263687	$1.641439	0.000
	2003	$1.000000	$1.263687	0.000
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.500317	$1.534022	0.000
Subaccount Inception Date July 3, 1997	2006	$1.331059	$1.500317	0.000
	2005	$1.315537	$1.331059	0.000
	2004	$1.212127	$1.315537	0.000
	2003	$1.000000	$1.212127	0.000
Transamerica Jennison Growth VP– Service Class(1)	2007	$1.419516	$1.548476	0.000
Subaccount Inception Date July 3, 1997	2006	$1.425030	$1.419516	0.000
	2005	$1.280340	$1.425030	0.000
	2004	$1.199629	$1.280340	0.000
	2003	$1.000000	$1.199629	0.000
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.602581	$1.582990	0.000
Subaccount Inception Date May 1, 2000	2006	$1.381774	$1.602581	0.000
	2005	$1.357660	$1.381774	0.000
	2004	$1.271758	$1.357660	0.000
	2003	$1.000000	$1.271758	0.000
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.253484	$1.249994	0.000
Subaccount Inception Date June 2, 1998	2006	$1.155773	$1.253484	0.000
	2005	$1.161377	$1.155773	0.000
	2004	$1.081853	$1.161377	2,211.855
	2003	$1.000000	$1.081853	2,214.821
Transamerica MFS International Equity VP – Service Class(1)	2007	$1.861607	$1.986760	14,525.801
Subaccount Inception Date May 1, 2001	2006	$1.544702	$1.861607	5,986.554
	2005	$1.401442	$1.544702	0.000
	2004	$1.251472	$1.401442	0.000
	2003	$1.000000	$1.251472	0.000
Transamerica Marsico Growth VP – Service Class(1)(2)	2007	$1.426025	$1.679370	17,311.907
Subaccount Inception Date May 1, 2000	2006	$1.383158	$1.426025	0.000
	2005	$1.303691	$1.383158	0.000
	2004	$1.187046	$1.303691	0.000
	2003	$1.000000	$1.187046	0.000
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.048482	$1.118307	0.000
Subaccount Inception Date May 1, 2002	2006	$1.029279	$1.048482	0.000
	2005	$1.028898	$1.029279	0.000
	2004	$1.007067	$1.028898	0.000
	2003	$1.000000	$1.007067	0.000
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.613486	$1.630050	27,402.808
Subaccount Inception Date July 3, 1997	2006	$1.386333	$1.613486	33,853.085
	2005	$1.362121	$1.386333	34,063.592
	2004	$1.212812	$1.362121	34,290.760
	2003	$1.000000	$1.212812	2,083.513

115

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Growth Stock VP – Service Class(1)	2007	$1.494642	$1.605908	17,913.792
Subaccount Inception Date July 3, 1997	2006	$1.347434	$1.494642	0.000
	2005	$1.297785	$1.347434	0.000
	2004	$1.208289	$1.297785	0.000
	2003	$1.000000	$1.208289	0.000
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.572309	$1.684240	5,866.443
Subaccount Inception Date May 1, 2000	2006	$1.551860	$1.572309	2,711.429
	2005	$1.433725	$1.551860	2,731.514
	2004	$1.328123	$1.433725	2,752.741
	2003	$1.000000	$1.328123	0.000
Transamerica Templeton Global VP – Service Class(3)	2007	$1.319186	$0.743455	0.000
Subaccount Inception Date October 9, 2000	2006	$1.135930	$1.319186	0.000
	2005	$1.080456	$1.135930	0.000
	2004	$1.202376	$1.080456	0.000
	2003	$1.000000	$1.202376	0.000
Transamerica Balanced VP – Service Class(1)	2007	$1.340751	$1.490120	53,078.143
Subaccount Inception Date May 1, 2002	2006	$1.257570	$1.340751	0.000
	2005	$1.189960	$1.257570	0.000
	2004	$1.094745	$1.189960	0.000
	2003	$1.000000	$1.094745	0.000
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.403407	$1.627346	1,565.283
Subaccount Inception Date May 1, 2002	2006	$1.293626	$1.403407	1,573.772
	2005	$1.274297	$1.293626	1,585.434
	2004	$1.150373	$1.274297	1,597.760
	2003	$1.000000	$1.150373	0.000
Transamerica Equity VP – Service Class(1)	2007	$1.657273	$1.885253	0.000
Subaccount Inception Date May 1, 2000	2006	$1.559602	$1.657273	0.000
	2005	$1.368016	$1.559602	0.000
	2004	$1.206930	$1.368016	0.000
	2003	$1.000000	$1.206930	0.000
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.665666	$2.004095	1,722.052
Subaccount Inception Date May 1, 2001	2006	$1.619573	$1.665666	0.000
	2005	$1.424884	$1.619573	0.000
	2004	$1.247516	$1.424884	0.000
	2003	$1.000000	$1.247516	0.000
Transamerica Money Market VP – Service Class(1)	2007	$1.007888	$1.035117	0.000
Subaccount Inception Date July 3, 1997	2006	$0.983994	$1.007888	0.000
	2005	$0.977921	$0.983994	0.000
	2004	$0.990061	$0.977921	0.000
	2003	$1.000000	$0.990061	0.000
Transamerica Science & Technology VP – Service Class(1)	2007	$1.354086	$1.758820	0.000
Subaccount Inception Date May 1, 2001	2006	$1.370655	$1.354086	0.000
	2005	$1.372482	$1.370655	0.000
	2004	$1.301642	$1.372482	0.000
	2003	$1.000000	$1.301642	0.000
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.011863	$1.049269	103,254.657
Subaccount Inception Date July 3, 1997	2006	$1.001405	$1.011863	0.000
	2005	$1.001542	$1.001405	0.000
	2004	$0.992807	$1.001542	0.000
	2003	$1.000000	$0.992807	0.000

116

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Van Kampen Active International Allocation VP – Service Class(1)	2007	$1.997959	$2.257740	4,935.055
Subaccount Inception Date July 3, 1997	2006	$1.654255	$1.997959	5,545.198
	2005	$1.485104	$1.654255	0.000
	2004	$1.309149	$1.485104	0.000
	2003	$1.000000	$1.309149	0.000
Transamerica Van Kampen Large Cap Core VP – Service Class(1)	2007	$1.460796	$1.560058	0.000
Subaccount Inception Date July 3, 1997	2006	$1.353720	$1.460796	0.000
	2005	$1.265299	$1.353720	0.000
	2004	$1.146984	$1.265299	0.000
	2003	$1.000000	$1.146984	0.000
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.405104	$1.683721	0.000
Subaccount Inception Date May 1, 2001	2006	$1.307712	$1.405104	0.000
	2005	$1.242906	$1.307712	0.000
	2004	$1.185820	$1.242906	0.000
	2003	$1.000000	$1.185820	0.000
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.011863	$1.049269	103,255
Subaccount Inception Date November 3, 2003	2006	$1.001405	$1.011863	0.000
	2005	$1.001542	$1.001405	0.000
	2004	$0.992807	$1.001542	0.000
	2003	$1.000000	$0.992807	0.000
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.599838	$1.589682	71,044.521
Subaccount Inception Date May 1, 2002	2006	$1.444778	$1.599838	92,240.781
	2005	$1.397721	$1.444778	92,855.557
	2004	$1.286328	$1.397721	93,494.494
	2003	$1.000000	$1.286328	0.000
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.409148	$1.543441	0.000
Subaccount Inception Date May 1, 2002	2006	$1.355161	$1.409148	0.000
	2005	$1.272982	$1.355161	0.000
	2004	$1.221185	$1.272982	0.000
	2003	$1.000000	$1.221185	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.571957	$1.615870	0.000
Subaccount Inception Date May 1, 2001	2006	$1.370533	$1.571957	0.000
	2005	$1.336441	$1.370533	0.000
	2004	$1.225691	$1.336441	0.000
	2003	$1.000000	$1.225691	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$1.335013	$1.486858	12,948.430
Subaccount Inception Date May 1, 2001	2006	$1.370428	$1.335013	13,056.8004
	2005	$1.217098	$1.370428	0.000
	2004	$1.145885	$1.217098	0.000
	2003	$1.000000	$1.145885	0.000
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2007	$1.742412	$2.003619	16,418.899
Subaccount Inception Date May 1, 2000	2006	$1.594841	$1.742412	38,284.385
	2005	$1.394496	$1.594841	21,726.227
	2004	$1.235210	$1.394496	21,858.065
	2003	$1.000000	$1.235210	2,066.426
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.664181	$1.652131	86,080.886
Subaccount Inception Date May 1, 2000	2006	$1.415316	$1.664181	91,850.937
	2005	$1.367371	$1.415316	92,463.116
	2004	$1.253935	$1.367371	93,099.352
	2003	$1.000000	$1.253935	0.000

117

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$1.355936	$1.683580	0.000
Subaccount Inception Date May 1, 2001	2006	$1.297697	$1.355936	0.000
	2005	$1.254545	$1.297697	0.000
	2004	$1.240965	$1.254545	0.000
	2003	$1.000000	$1.240965	0.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$2.163353	$2.445989	18,846.536
Subaccount Inception Date May 1, 2000	2006	$1.963029	$2.163353	32,942.236
	2005	$1.696510	$1.963029	19,929.940
	2004	$1.388232	$1.696510	18,641.060
	2003	$1.000000	$1.388232	1,996.667
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.878038	$1.941190	7,630.162
Subaccount Inception Date May 1, 2002	2006	$1.651177	$1.878038	20,039.151
	2005	$1.644209	$1.651177	20,158.025
	2004	$1.473285	$1.644209	20,286.770
	2003	$1.000000	$1.473285	1,829.389
Franklin Income Securities Fund – Class 2	2007	$1.000000	$0.966569	0.000
Subaccount Inception Date May 1, 2007
Mutual Shares Securities Fund – Class 2	2007	$1.000000	$0.960642	7,478.037
Subaccount Inception Date May 1, 2007
Templeton Foreign Securities Fund – Class 2	2007	$1.000000	$1.064874	17,015.555
Subaccount Inception Date May 1, 2007
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$1.804538	$2.153572	0.000
Subaccount Inception Date October 9, 2000	2006	$1.624397	$1.804538	0.000
	2005	$1.478910	$1.624397	0.000
	2004	$1.252179	$1.478910	0.000
	2003	$1.000000	$1.252179	0.000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.515715	$1.624967	0.000
Subaccount Inception Date October 9, 2000	2006	$1.310830	$1.515715	0.000
	2005	$1.266456	$1.310830	0.000
	2004	$1.235897	$1.266456	0.000
	2003	$1.000000	$1.235897	0.000
MFS New Discovery Series – Service Class	2007	$1.506637	$1.510170	0.000
Subaccount Inception Date May 1, 2002	2006	$1.360745	$1.506637	0.000
	2005	$1.321391	$1.360745	0.000
	2004	$1.269099	$1.321391	0.000
	2003	$1.000000	$1.269099	0.000
MFS Total Return Series – Service Class	2007	$1.342760	$1.368091	0.000
Subaccount Inception Date May 1, 2002	2006	$1.226918	$1.342760	0.000
	2005	$1.219711	$1.226918	0.000
	2004	$1.120598	$1.219711	0.000
	2003	$1.000000	$1.120598	0.000

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Basic Value V.I. Fund	2007	$1.387875	$1.387998	42,774.264
Subaccount Inception Date July 3, 1997	2006	$1.159303	$1.387875	71,240.627
	2005	$1.146425	$1.159303	271,743.124
	2004	$1.050792	$1.146425	284,670.421
	2003	$0.802861	$1.050792	171,659.660
	2002	$1.000000	$0.802861	142,913.370

118

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Global Allocation V.I. Fund	2007	$1.673181	$1.922993	84,035.515
Subaccount Inception Date July 3, 1997	2006	$1.461597	$1.673181	71,321.179
	2005	$1.346253	$1.461597	196,650.936
	2004	$1.198247	$1.346253	139,890.818
	2003	$0.801664	$1.198247	18,373.610
	2002	$1.000000	$0.801664	100.000
BlackRock High Income VI Fund	2007	$1.406716	$1.415102	0.000
Subaccount Inception Date July 3, 1997	2006	$1.308245	$1.406716	15,532.237
	2005	$1.311471	$1.308245	61,684.039
	2004	$1.194000	$1.311471	38,118.208
	2003	$0.948745	$1.194000	37,996.320
	2002	$1.000000	$0.948745	13,615.860
Transamerica American Century Large Company Value VP – Service Class(1)	2007	$1.641878	$1.591187	0.000
Subaccount Inception Date May 1, 2001	2006	$1.399290	$1.641878	0.000
	2005	$1.371834	$1.399290	0.000
	2004	$1.229225	$1.371834	0.000
	2003	$1.000000	$1.229225	0.000
Transamerica Asset Allocation – Conservative VP – Service Class(1)	2007	$1.373273	$1.431771	214,126.184
Subaccount Inception Date May 1, 2002	2006	$1.280824	$1.373273	82,791.642
	2005	$1.241621	$1.280824	84,983.776
	2004	$1.154926	$1.241621	51,178.937
	2003	$1.000000	$1.154926	0.000
Transamerica Asset Allocation – Growth VP – Service Class(1)	2007	$1.734202	$1.831726	4,402.056
Subaccount Inception Date May 1, 2002	2006	$1.531359	$1.734202	74,147.510
	2005	$1.392775	$1.531359	81,933.733
	2004	$1.244833	$1.392775	81,978.349
	2003	$1.000000	$1.244833	0.000
Transamerica Asset Allocation – Moderate VP – Service Class(1)	2007	$1.476927	$1.562871	658,939.489
Subaccount Inception Date May 1, 2002	2006	$1.351853	$1.476927	583,092.883
	2005	$1.284535	$1.351853	301,867.164
	2004	$1.176789	$1.284535	223,732.703
	2003	$1.000000	$1.176789	0.000
Transamerica Asset Allocation – Moderate Growth VP – Service Class(1)	2007	$1.608453	$1.699284	3,625,069.354
Subaccount Inception Date May 1, 2002	2006	$1.442088	$1.608453	3,038,371.068
	2005	$1.338083	$1.442088	387,989.783
	2004	$1.203797	$1.338083	270,940.243
	2003	$1.000000	$1.203797	0.000
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.028754	$1.096293	986,828.043
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.028754	149,404.243
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.897007	$1.944314	34,991.636
Subaccount Inception Date May 1, 2000	2006	$1.655859	$1.897007	48,280.986
	2005	$1.456462	$1.655859	60,625.141
	2004	$1.256578	$1.456462	22,172.489
	2003	$1.000000	$1.256578	0.000
Transamerica Capital Guardian Global VP – Service Class(1)	2007	$1.717839	$1.790284	19,432.883
Subaccount Inception Date February 2, 1998	2006	$1.533955	$1.717839	24,026.166
	2005	$1.420834	$1.533955	19,432.883
	2004	$1.307837	$1.420834	8,159.817
	2003	$1.000000	$1.307837	0.000

119

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian U.S. Equity VP – Service Class(1)	2007	$1.508254	$1.475664	19,423.049
Subaccount Inception Date July 1, 1998	2006	$1.397454	$1.508254	19,423.049
	2005	$1.341192	$1.397454	19,423.049
	2004	$1.247007	$1.341192	7,786.628
	2003	$1.000000	$1.247007	0.000
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.764813	$1.620072	61,653.808
Subaccount Inception Date July 3, 1997	2006	$1.545974	$1.764813	17,795.085
	2005	$1.463879	$1.545974	37,697.459
	2004	$1.280478	$1.463879	30,060.478
	2003	$1.000000	$1.280478	0.000
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$2.552750	$2.334170	6,036.768
Subaccount Inception Date May 1, 2002	2006	$1.831065	$2.552750	6,050.635
	2005	$1.646832	$1.831065	6,067.117
	2004	$1.265349	$1.646832	37,732.291
	2003	$1.000000	$1.265349	0.000
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.511147	$1.548137	0.000
Subaccount Inception Date July 3, 1997	2006	$1.338044	$1.511147	0.000
	2005	$1.319853	$1.338044	0.000
	2004	$1.213714	$1.319853	0.000
	2003	$1.000000	$1.213714	0.000
Transamerica Jennison Growth VP– Service Class(1)	2007	$1.429758	$1.562727	0.000
Subaccount Inception Date July 3, 1997	2006	$1.432514	$1.429758	0.000
	2005	$1.284548	$1.432514	0.000
	2004	$1.201203	$1.284548	0.000
	2003	$1.000000	$1.201203	0.000
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.614131	$1.597549	0.000
Subaccount Inception Date May 1, 2000	2006	$1.389017	$1.614131	30,985.653
	2005	$1.362113	$1.389017	0.000
	2004	$1.273418	$1.362113	0.000
	2003	$1.000000	$1.273418	0.000
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.262547	$1.261535	0.000
Subaccount Inception Date June 2, 1998	2006	$1.161857	$1.262547	0.000
	2005	$1.165192	$1.161857	0.000
	2004	$1.083263	$1.165192	0.000
	2003	$1.000000	$1.083263	0.000
Transamerica MFS International Equity VP – Service Class(1)	2007	$1.875035	$2.005032	8,405.138
Subaccount Inception Date May 1, 2001	2006	$1.552796	$1.875035	0.000
	2005	$1.406046	$1.552796	0.000
	2004	$1.253116	$1.406046	0.000
	2003	$1.000000	$1.253116	0.000
Transamerica Marsico Growth VP – Service Class(1)(2)	2007	$1.436307	$1.694822	40,632.557
Subaccount Inception Date May 1, 2000	2006	$1.390417	$1.436307	0.000
	2005	$1.307980	$1.390417	0.000
	2004	$1.188601	$1.307980	0.000
	2003	$1.000000	$1.188601	0.000
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.056081	$1.128642	60,754.715
Subaccount Inception Date May 1, 2002	2006	$1.034705	$1.056081	20,711.531
	2005	$1.032300	$1.034705	50,851.029
	2004	$1.008398	$1.032300	0.000
	2003	$1.000000	$1.008398	0.000

120

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.625122	$1.645058	91,439.963
Subaccount Inception Date July 3, 1997	2006	$1.393606	$1.625122	49,248.679
	2005	$1.366596	$1.393606	36,094.169
	2004	$1.214405	$1.366596	47,762.075
	2003	$1.000000	$1.214405	0.000
Transamerica T. Rowe Price Growth Stock VP – Service Class(1)	2007	$1.505454	$1.620716	93,774.126
Subaccount Inception Date July 3, 1997	2006	$1.354520	$1.505454	53,454.839
	2005	$1.302059	$1.354520	32,235.992
	2004	$1.209875	$1.302059	32,235.992
	2003	$1.000000	$1.209875	0.000
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.583665	$1.699765	23,886.070
Subaccount Inception Date May 1, 2000	2006	$1.559996	$1.583665	29,724.128
	2005	$1.438430	$1.559996	41,229.471
	2004	$1.329865	$1.438430	21,038.386
	2003	$1.000000	$1.329865	0.000
Transamerica Templeton Global VP – Service Class(3)	2007	$1.326111	$0.748836	9,454.726
Subaccount Inception Date October 9, 2000	2006	$1.139655	$1.326111	0.000
	2005	$1.081888	$1.139655	0.000
	2004	$1.203949	$1.081888	0.000
	2003	$1.000000	$1.203949	0.000
Transamerica Balanced VP – Service Class(1)	2007	$1.350408	$1.503827	0.000
Subaccount Inception Date May 1, 2002	2006	$1.264158	$1.350408	0.000
	2005	$1.193854	$1.264158	0.000
	2004	$1.096176	$1.193854	0.000
	2003	$1.000000	$1.096176	0.000
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.413552	$1.642351	2,074.293
Subaccount Inception Date May 1, 2002	2006	$1.300420	$1.413552	2,084.918
	2005	$1.278480	$1.300420	2,097.734
	2004	$1.151882	$1.278480	2,112.138
	2003	$1.000000	$1.151882	0.000
Transamerica Equity VP – Service Class(1)	2007	$1.669256	$1.902647	0.000
Subaccount Inception Date May 1, 2000	2006	$1.567795	$1.669256	0.000
	2005	$1.372516	$1.567795	20,091.780
	2004	$1.208512	$1.372516	23,294.940
	2003	$1.000000	$1.208512	0.000
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.677686	$2.022540	1,604.297
Subaccount Inception Date May 1, 2001	2006	$1.628076	$1.677686	28,631.796
	2005	$1.429566	$1.628076	29,610.946
	2004	$1.249155	$1.429566	0.000
	2003	$1.000000	$1.249155	0.000
Transamerica Money Market VP – Service Class(1)	2007	$1.015159	$1.044644	0.000
Subaccount Inception Date July 3, 1997	2006	$0.989153	$1.015159	0.000
	2005	$0.981125	$0.989153	0.000
	2004	$0.991361	$0.981125	0.000
	2003	$1.000000	$0.991361	0.000
Transamerica Science & Technology VP – Service Class(1)	2007	$1.363850	$1.774991	23,861.605
Subaccount Inception Date May 1, 2001	2006	$1.377844	$1.363850	27,616.540
	2005	$1.376983	$1.377844	0.000
	2004	$1.303343	$1.376983	11,309.215
	2003	$1.000000	$1.303343	0.000

121

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.019177	$1.058956	0.000
Subaccount Inception Date July 3, 1997	2006	$1.006674	$1.019177	0.000
	2005	$1.004835	$1.006674	0.000
	2004	$0.994114	$1.004835	0.000
	2003	$1.000000	$0.994114	0.000
Transamerica Van Kampen Active International Allocation VP – Service Class(1)	2007	$2.012367	$2.278505	11,363.858
Subaccount Inception Date July 3, 1997	2006	$1.662924	$2.012367	8,254.258
	2005	$1.489961	$1.662924	28,678.267
	2004	$1.310854	$1.489961	11,150.201
	2003	$1.000000	$1.310854	0.000
Transamerica Van Kampen Large Cap Core VP – Service Class(1)	2007	$1.471367	$1.574465	48,776.277
Subaccount Inception Date July 3, 1997	2006	$1.360851	$1.471367	0.000
	2005	$1.269474	$1.360851	0.000
	2004	$1.148504	$1.269474	0.000
	2003	$1.000000	$1.148504	0.000
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.415249	$1.699228	0.000
Subaccount Inception Date May 1, 2001	2006	$1.314576	$1.415249	0.000
	2005	$1.246984	$1.314576	0.000
	2004	$1.187376	$1.246984	0.000
	2003	$1.000000	$1.187376	0.000
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.019177	$1.058956	36,804.443
Subaccount Inception Date November 3, 2003	2006	$1.006674	$1.019177	0.000
	2005	$1.004835	$1.006674	0.000
	2004	$0.994114	$1.004835	0.000
	2003	$1.000000	$0.994114	0.000
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.238907	$1.233469	0.000
Subaccount Inception Date May 1, 2002	2006	$1.116640	$1.238907	6,907.463
	2005	$1.078165	$1.116640	71,475.820
	2004	$0.990290	$1.078165	57,942.710
	2003	$0.756303	$0.990290	56,539.098
	2002	$1.000000	$0.756303	56,248.742
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.165818	$1.279447	0.000
Subaccount Inception Date May 1, 2002	2006	$1.118962	$1.165818	0.000
	2005	$1.049046	$1.118962	0.000
	2004	$1.004374	$1.049046	0.000
	2003	$0.791459	$1.004374	0.000
	2002	$1.000000	$0.791459	100.000
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.316563	$1.356010	0.000
Subaccount Inception Date May 1, 2001	2006	$1.145620	$1.316563	8,462.198
	2005	$1.114942	$1.145620	159,634.157
	2004	$1.020536	$1.114942	164,568.837
	2003	$0.785944	$1.020536	181,692.664
	2002	$1.000000	$0.785944	194,607.233
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$1.108921	$1.237498	22,856.873
Subaccount Inception Date May 1, 2001	2006	$1.136120	$1.108921	0.000
	2005	$1.007039	$1.136120	10,519.518
	2004	$0.946253	$1.007039	11,529.775
	2003	$0.780824	$0.946253	15,735.769
	2002	$1.000000	$0.780824	15,214.538

122

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2007	$1.538520	$1.772645	87,488.781
Subaccount Inception Date May 1, 2000	2006	$1.405466	$1.538520	24,700.100
	2005	$1.226508	$1.405466	328,546.218
	2004	$1.084281	$1.226508	278,180.708
	2003	$0.861015	$1.084281	198,446.854
	2002	$1.000000	$0.861015	199,373.793
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.392518	$1.385163	17,069.626
Subaccount Inception Date May 1, 2000	2006	$1.181956	$1.392518	0.000
	2005	$1.139689	$1.181956	16,383.193
	2004	$1.043088	$1.139689	16,456.644
	2003	$0.816627	$1.043088	13,660.363
	2002	$1.000000	$0.816627	3,973.854
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$1.062459	$1.321792	0.000
Subaccount Inception Date May 1, 2001	2006	$1.014833	$1.062459	0.000
	2005	$0.979170	$1.014833	89,407.871
	2004	$0.966666	$0.979170	89,514.610
	2003	$0.742445	$0.966666	88,551.691
	2002	$1.000000	$0.742445	89,946.357
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$1.820851	$2.062803	33,446.695
Subaccount Inception Date May 1, 2000	2006	$1.649015	$1.820851	65,596.864
	2005	$1.422355	$1.649015	189,477.353
	2004	$1.161607	$1.422355	176,597.480
	2003	$0.855329	$1.161607	59,884.631
	2002	$1.000000	$0.855329	54,431.908
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.480144	$1.532933	7,380.949
Subaccount Inception Date May 1, 2002	2006	$1.298798	$1.480144	16,141.955
	2005	$1.290779	$1.298798	81,679.010
	2004	$1.154319	$1.290779	129,553.201
	2003	$0.746720	$1.154319	95,186.562
	2002	$1.000000	$0.746720	76,856.225
Franklin Income Securities Fund – Class 2	2007	$1.000000	$0.967845	12,447.164
Subaccount Inception Date May 1, 2007
Mutual Shares Securities Fund – Class 2	2007	$1.000000	$0.961906	7,021.547
Subaccount Inception Date May 1, 2007
Templeton Foreign Securities Fund – Class 2	2007	$1.000000	$1.066262	15,977.033
Subaccount Inception Date May 1, 2007
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$1.525205	$1.823801	15,584.055
Subaccount Inception Date October 9, 2000	2006	$1.370267	$1.525205	3,601.066
	2005	$1.245100	$1.370267	14,689.275
	2004	$1.052147	$1.245100	42,412.245
	2003	$0.794771	$1.052147	33,219.886
	2002	$1.000000	$0.794771	18,901.251
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.166880	$1.253455	0.000
Subaccount Inception Date October 9, 2000	2006	$1.007177	$1.166880	37,433.964
	2005	$0.971196	$1.007177	51,757.983
	2004	$0.945896	$0.971196	54,958.117
	2003	$0.778551	$0.945896	62,866.501
	2002	$1.000000	$0.778551	59,677.782

123

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS New Discovery Series – Service Class	2007	$1.166718	$1.171768	0.000
Subaccount Inception Date May 1, 2002	2006	$1.051684	$1.166718	43,159.015
	2005	$1.019281	$1.051684	71,095.318
	2004	$0.977008	$1.019281	63,078.205
	2003	$0.745393	$0.977008	44,421.507
	2002	$1.000000	$0.745393	71,839.384
MFS Total Return Series – Service Class	2007	$1.257638	$1.283895	0.000
Subaccount Inception Date May 1, 2002	2006	$1.146906	$1.257638	73,440.496
	2005	$1.137939	$1.146906	81,145.111
	2004	$1.043403	$1.137939	88,343.180
	2003	$0.915635	$1.043403	0.000
	2002	$1.000000	$0.915635	100.000
Transamerica American Century Large Company Value VP – Initial Class	2007	$1.397701	$1.357548	0.000
Subaccount Inception Date May 1, 2001	2006	$1.188816	$1.397701	6,551.888
	2005	$1.161983	$1.188816	10,329.693
	2004	$1.038473	$1.161983	10,323.429
	2003	$0.820840	$1.038473	11,860.146
	2002	$1.000000	$0.820840	8,058.796
Transamerica Asset Allocation – Conservative VP – Initial Class	2007	$1.293240	$1.351352	0.000
Subaccount Inception Date May 1, 2002	2006	$1.202844	$1.293240	504,307.235
	2005	$1.164118	$1.202844	1,478,267.613
	2004	$1.080197	$1.164118	1,507,143.730
	2003	$0.894630	$1.080197	1,530,979.665
	2002	$1.000000	$0.894630	508,044.829
Transamerica Asset Allocation – Growth VP – Initial Class	2007	$1.449726	$1.534391	0.000
Subaccount Inception Date May 1, 2002	2006	$1.276402	$1.449726	0.000
	2005	$1.157617	$1.276402	98,060.567
	2004	$1.032106	$1.157617	0.000
	2003	$0.803272	$1.032106	0.000
	2002	$1.000000	$0.803272	100.000
Transamerica Asset Allocation – Moderate VP – Initial Class	2007	$1.343815	$1.424937	0.000
Subaccount Inception Date May 1, 2002	2006	$1.227090	$1.343815	1,000,460.922
	2005	$1.162564	$1.227090	3,176,590.498
	2004	$1.062487	$1.162564	3,255,959.367
	2003	$0.866203	$1.062487	3,072,426.130
	2002	$1.000000	$0.866203	1,263,394.755
Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2007	$1.409255	$1.492329	0.000
Subaccount Inception Date May 1, 2002	2006	$1.260212	$1.409255	465,090.985
	2005	$1.167152	$1.260212	1,773,582.314
	2004	$1.046470	$1.167152	1,427,450.863
	2003	$0.837699	$1.046470	1,427,453.756
	2002	$1.000000	$0.837699	841,961.184
Transamerica BlackRock Large Cap Value VP – Initial Class(4)	2007	$1.564629	$1.608082	0.000
Subaccount Inception Date May 1, 2000	2006	$1.362205	$1.564629	0.000
	2005	$1.196010	$1.362205	2,914.111
	2004	$1.028886	$1.196010	35,442.322
	2003	$0.807044	$1.028886	37,909.787
	2002	$1.000000	$0.807044	30,365.487

124

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian Global VP – Initial Class	2007	$1.442236	$1.505925	0.000
Subaccount Inception Date February 2, 1998	2006	$1.284226	$1.442236	3,663.057
	2005	$1.186511	$1.284226	68,015.087
	2004	$1.089409	$1.186511	85,859.837
	2003	$0.805929	$1.089409	80,919.483
	2002	$1.000000	$0.805929	47,504.114
Transamerica Capital Guardian U.S. Equity VP – Initial Class(14)	2007	$1.289285	$1.264409	0.000
Subaccount Inception Date July 1, 1998.	2006	$1.191963	$1.289285	10,937.851
	2005	$1.141367	$1.191963	72,771.804
	2004	$1.058564	$1.141367	77,799.444
	2003	$0.789456	$1.058564	77,155.962
	2002	$1.000000	$0.789456	23,197.477
Transamerica Capital Guardian Value VP – Initial Class	2007	$1.426526	$1.313115	0.000
Subaccount Inception Date July 3, 1997	2006	$1.246499	$1.426526	61,168.835
	2005	$1.178050	$1.246499	364,414.042
	2004	$1.027645	$1.178050	440,473.455
	2003	$0.777326	$1.027645	446,282.349
	2002	$1.000000	$0.777326	349,949.978
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2007	$2.515119	$2.304749	0.000
Subaccount Inception Date May 1, 2002	2006	$1.799524	$2.515119	9,472.819
	2005	$1.614316	$1.799524	43,713.740
	2004	$1.236967	$1.614316	51,000.064
	2003	$0.927684	$1.236967	41,529.571
	2002	$1.000000	$0.927684	39,351.376
Transamerica JPMorgan Enhanced Index VP – Initial Class	2007	$1.272441	$1.306535	0.000
Subaccount Inception Date July 3, 1997	2006	$1.123296	$1.272441	0.000
	2005	$1.105224	$1.123296	16,985.800
	2004	$1.013488	$1.105224	16,903.065
	2003	$0.800129	$1.013488	13,818.044
	2002	$1.000000	$0.800129	4,067.380
Transamerica Jennison Growth VP – Initial Class	2007	$1.140144	$1.248820	0.000
Subaccount Inception Date July 3, 1997	2006	$1.138277	$1.140144	12,851.858
	2005	$1.018303	$1.138277	54,865.683
	2004	$0.949970	$1.018303	106,465.680
	2003	$0.750968	$0.949970	107,149.803
	2002	$1.000000	$0.750968	51,386.028
Transamerica Legg Mason Partners All Cap VP – Initial Class(5)	2007	$1.298625	$1.288745	0.000
Subaccount Inception Date May 1, 2000	2006	$1.115022	$1.298625	0.000
	2005	$1.090563	$1.115022	41,451.663
	2004	$1.017261	$1.090563	41,626.647
	2003	$0.766218	$1.017261	41,805.997
	2002	$1.000000	$0.766218	42,080.744
Transamerica MFS High Yield VP – Initial Class	2007	$1.341031	$1.341611	0.000
Subaccount Inception Date June 2, 1998	2006	$1.230410	$1.341031	17,867.651
	2005	$1.230186	$1.230410	86,295.061
	2004	$1.140942	$1.230186	107,523.543
	2003	$0.986461	$1.140942	101,696.270
	2002	$1.000000	$0.986461	46,697.718

125

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica MFS International Equity VP – Initial Class(6)	2007	$1.462224	$1.567689	0.000
Subaccount Inception Date May 1, 2001	2006	$1.209466	$1.462224	0.000
	2005	$1.090843	$1.209466	52,906.621
	2004	$0.971224	$1.090843	53,134.752
	2003	$0.789104	$0.971224	59,334.823
	2002	$1.000000	$0.789104	2,995.759
Transamerica PIMCO Total Return VP – Initial Class	2007	$1.142296	$1.222403	0.000
Subaccount Inception Date May 1, 2002	2006	$1.115824	$1.142296	12,041.868
	2005	$1.109997	$1.115824	334,698.139
	2004	$1.081412	$1.109997	353,224.206
	2003	$1.049414	$1.081412	622,522.000
	2002	$1.000000	$1.049414	159,936.287
Transamerica T. Rowe Price Equity Income VP – Initial Class	2007	$1.394128	$1.414775	0.000
Subaccount Inception Date July 3, 1997	2006	$1.192950	$1.394128	0.000
	2005	$1.166444	$1.192950	51,484.971
	2004	$1.034280	$1.166444	39,668.318
	2003	$0.838349	$1.034280	32,909.395
	2002	$1.000000	$0.838349	25,977.359
Transamerica T. Rowe Price Growth Stock VP – Initial Class	2007	$1.311858	$1.416259	0.000
Subaccount Inception Date July 3, 1997	2006	$1.192950	$1.311858	0.000
	2005	$1.166444	$1.192950	51,484.971
	2004	$1.034280	$1.166444	39,668.318
	2003	$0.838349	$1.034280	32,909.395
	2002	$1.000000	$0.838349	25,977.359
Transamerica T. Rowe Price Small Cap VP – Initial Class	2007	$1.225996	$1.319913	0.000
Subaccount Inception Date May 1, 2000	2006	$1.177805	$1.225996	5,983.298
	2005	$1.129348	$1.177805	123,857.119
	2004	$1.046575	$1.129348	117,733.262
	2003	$0.814764	$1.046575	130,959.700
	2002	$1.000000	$0.814764	124,134.555
Transamerica Templeton Global VP – Initial Class(7)	2007	$1.357362	$0.768248	0.000
Subaccount Inception Date October 9, 2000	2006	$1.163160	$1.357362	0.000
	2005	$1.101747	$1.163160	0.000
	2004	$1.024683	$1.101747	0.000
	2003	$0.823112	$1.024683	3,106.138
	2002	$1.000000	$0.823112	3,281.658
Transamerica Balanced VP – Initial Class	2007	$1.302425	$1.453333	0.000
Subaccount Inception Date May 1, 2002	2006	$1.214951	$1.302425	0.000
	2005	$1.145543	$1.214951	0.000
	2004	$1.049179	$1.145543	0.000
	2003	$0.937747	$1.049179	0.000
	2002	$1.000000	$0.937747	100.000
Transamerica Convertible Securities VP – Initial Class	2007	$1.382738	$1.611254	0.000
Subaccount Inception Date May 1, 2002	2006	$1.269236	$1.382738	10,075.475
	2005	$1.243721	$1.269236	14,139.916
	2004	$1.118730	$1.243721	15,374.750
	2003	$0.920948	$1.118730	0.000
	2002	$1.000000	$0.920948	100.000

126

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Initial Class(8)	2007	$1.506227	$1.720380	0.000
Subaccount Inception Date May 1, 2000	2006	$1.410366	$1.506227	4,389.478
	2005	$1.231954	$1.410366	21,449.132
	2004	$1.082997	$1.231954	47,741.407
	2003	$0.840150	$1.082997	2,508.744
	2002	$1.000000	$0.840150	2,713.075
Transamerica Growth Opportunities VP – Initial Class	2007	$1.375487	$1.662944	0.000
Subaccount Inception Date May 1, 2001	2006	$1.332215	$1.375487	8,232.380
	2005	$1.166768	$1.332215	106,944.680
	2004	$1.018477	$1.166768	172,467.906
	2003	$0.790161	$1.018477	40,072.533
	2002	$1.000000	$0.790161	31,425.173
Transamerica Money Market VP – Initial Class	2007	$1.017004	$1.049155	0.000
Subaccount Inception Date July 3, 1997	2006	$0.988484	$1.017004	215,064.552
	2005	$0.978029	$0.988484	14,067.065
	2004	$0.985767	$0.978029	12,667.881
	2003	$1.000000	$0.985767	167,580.604
Transamerica Science & Technology VP – Initial Class(9)	2007	$1.114860	$1.453733	0.000
Subaccount Inception Date May 1, 2001	2006	$1.123594	$1.114860	11,686.023
	2005	$1.120669	$1.123594	12,730.896
	2004	$1.055788	$1.120669	13,709.921
	2003	$0.711979	$1.055788	3,255.178
	2002	$1.000000	$0.711979	3,428.531
Transamerica Small/Mid Cap Value VP – Initial Class	2007	$1.726024	$2.114769	0.000
Subaccount Inception Date July 3, 1997	2006	$1.488323	$1.726024	0.000
	2005	$1.334121	$1.488323	0.000
	2004	$1.167376	$1.334121	0.000
	2003	$0.622732	$1.167376	3,927.924
	2002	$1.000000	$0.622732	4,114.193
Transamerica U.S. Government Securities VP – Initial Class	2007	$1.086692	$1.131946	0.000
Subaccount Inception Date July 3, 1997	2006	$1.071159	$1.086692	30,777.326
	2005	$1.066588	$1.071159	198,493.137
	2004	$1.051191	$1.066588	241,668.820
	2003	$1.039480	$1.051191	233,941.524
	2002	$1.000000	$1.039480	60,796.798
Transamerica Van Kampen Active International Allocation VP – Initial Class	2007	$1.656541	$1.880996	0.000
Subaccount Inception Date July 3, 1997	2006	$1.204790	$1.656541	3,665.903
	2005	$1.108771	$1.204790	60,394.241
	2004	$1.022756	$1.108771	60,368.751
	2003	$0.741544	$1.022756	57,731.549
	2002	$1.000000	$0.741544	32,430.247
Transamerica Van Kampen Large Cap Core VP – Initial Class	2007	$1.336957	$1.434654	0.000
Subaccount Inception Date July 3, 1997	2006	$1.233494	$1.336957	13,652.391
	2005	$1.147593	$1.233494	14,274.567
	2004	$1.036162	$1.147593	14,523.299
	2003	$0.871131	$1.036162	14,450.221
	2002	$1.000000	$0.871131	100.000
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class	2007	$1.090551	$1.312530	0.000
Subaccount Inception Date May 1, 2001	2006	$1.010076	$1.090551	0.000
	2005	$0.956031	$1.010076	74,343.752
	2004	$0.908394	$0.956031	70,325.114
	2003	$0.721570	$0.908394	80,961.183
	2002	$1.000000	$0.721570	83,923.684

127

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Basic Value V.I. Fund	2007	$2.162738	$2.168287	8,869,508.645
Subaccount Inception Date July 3, 1997	2006	$1.802129	$2.162738	13,625,309.689
	2005	$1.777751	$1.802129	18,753,884.041
	2004	$1.625432	$1.777751	23,691,418.71
	2003	$1.238870	$1.625432	26,597,021.28
	2002	$1.529922	$1.238870	24,693,218.73
	2001	$1.490353	$1.529922	21,731,118
	2000	$1.343442	$1.490353	16,662,325
	1999	$1.128892	$1.343442	10,438,672
	1998	$1.045149	$1.128892	1,297,001
BlackRock Global Allocation V.I. Fund	2007	$1.149609	$1.324512	4,984,558.590
Subaccount Inception Date July 3, 1997	2006	$1.001774	$1.149609	5,615,536.487
	2005	$0.920462	$1.001774	5,764,734.797
	2004	$0.817240	$0.920462	4,515,474.422
	2003	$0.545416	$0.817240	2,898,028.71
	2002	$0.617096	$0.545416	2,748,523.39
	2001	$0.617641	$0.617096	3,033,872
	2000	$0.879578	$0.617641	3,224,333
	1999	$0.540808	$0.879578	1,905,289
	1998	$0.776036	$0.540808	265,187
BlackRock High Income VI Fund	2007	$1.405554	$1.417432	1,588,535.326
Subaccount Inception Date July 3, 1997	2006	$1.303966	$1.405554	2,245,702.076
	2005	$1.303978	$1.303966	3,276,525.455
	2004	$1.184254	$1.303978	5,620,423.808
	2003	$0.938684	$1.184254	7,054,349.27
	2002	$0.967404	$0.938684	7,447,044.59
	2001	$0.944562	$0.967404	7,172,876
	2000	$1.032293	$0.944562	6,658,698
	1999	$0.991602	$1.032293	6,868,041
	1998	$1.036753	$0.991602	1,798,461
Transamerica American Century Large Company Value VP – Initial Class(1)	2007	$1.280857	$1.247137	1,194,542.489
Subaccount Inception Date May 1, 2001	2006	$1.086762	$1.280857	2,256,926.433
	2005	$1.059628	$1.086762	2,414,396.208
	2004	$0.944663	$1.059628	2,686,541.209
	2003	$0.744847	$0.944663	2,712,573.146
	2002	$0.938285	$0.744847	1,482,431.733
	2001	$1.000000	$0.938285	208,994
Transamerica Asset Allocation – Conservative VP – Initial Class(1)	2007	$1.308178	$1.370333	13,422,928.561
Subaccount Inception Date May 1, 2002	2006	$1.213762	$1.308178	14,185,630.162
	2005	$1.171794	$1.213762	9,556,575.980
	2004	$1.084641	$1.171794	10,036,153.309
	2003	$0.896108	$1.084641	10,695,411.266
	2002	$1.000000	$0.896108	6,071,546.046
Transamerica Asset Allocation – Growth VP – Initial Class(1)	2007	$1.466466	$1.555945	16,252,271.377
Subaccount Inception Date May 1, 2002	2006	$1.287977	$1.466466	18,742,854.517
	2005	$1.165251	$1.287977	23,593,866.180
	2004	$1.036347	$1.165251	20,311,908.659
	2003	$0.804600	$1.036347	14,512,985.277
	2002	$1.000000	$0.804600	5,752,867.365

128

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Moderate VP – Initial Class(1)	2007	$1.359333	$1.444964	39,120,921.038
Subaccount Inception Date May 1, 2002	2006	$1.238214	$1.359333	44,620,000.122
	2005	$1.170234	$1.238214	42,500,444.087
	2004	$1.066862	$1.170234	43,001,534.108
	2003	$0.867636	$1.066862	40,301,986.726
	2002	$1.000000	$0.867636	21,499,993.690
Transamerica Asset Allocation – Moderate Growth VP – Initial Class(1)	2007	$1.425519	$1.513286	40,992.805.054
Subaccount Inception Date May 1, 2002	2006	$1.271629	$1.425519	46,222,481.116
	2005	$1.174845	$1.271629	46,168,252.635
	2004	$1.050773	$1.174845	43,833,869.615
	2003	$0.839081	$1.050773	38,181,055.594
	2002	$1.000000	$0.839081	15,466,859.953
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.030435	$1.100802	564,290.748
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.030435	13,476.689
Transamerica BlackRock Large Cap Value VP – Initial Class(1)	2007	$1.728379	$1.780789	3,550,983.857
Subaccount Inception Date May 1, 2000	2006	$1.501085	$1.728379	4,668,452.155
	2005	$1.314713	$1.501085	5,357,306.508
	2004	$1.128224	$1.314713	4,592,200.886
	2003	$0.882787	$1.128224	4,452,337.003
	2002	$1.044981	$0.882787	3,739,322.471
	2001	$1.080814	$1.044981	1,908,615
	2000	$1.000000	$1.080814	287,585
Transamerica Capital Guardian Global VP – Initial Class(1)	2007	$1.611439	$1.686762	4,071,774.147
Subaccount Inception Date February 2, 1998	2006	$1.431376	$1.611439	6,542,062.597
	2005	$1.319244	$1.431376	7,775,580.870
	2004	$1.208296	$1.319244	9,067,953.089
	2003	$0.891692	$1.208296	9,159,422.215
	2002	$1.125133	$0.891692	7,287,565.611
	2001	$1.274775	$1.125133	5,780,013
	2000	$1.530432	$1.274775	7,037,105
	1999	$1.052609	$1.530432	3,024,269
	1998	$1.000000	$1.052609	282,425
Transamerica Capital Guardian U.S. Equity VP – Initial Class(1)	2007	$1.041317	$1.023761	6,674,169.559
Subaccount Inception Date July 1, 1998	2006	$0.960354	$1.041317	8,537,042.224
	2005	$0.917337	$0.960354	12,325,335.724
	2004	$0.848695	$0.917337	14,870,855.654
	2003	$0.631386	$0.848695	15,835,291.933
	2002	$0.841423	$0.631386	13,153,319.397
	2001	$0.884476	$0.841423	9,543,491
	2000	$0.962537	$0.884476	8,162,728
	1999	$1.121334	$0.962537	1,693,186
	1998	$1.000000	$1.121334	662,269
Transamerica Capital Guardian Value VP – Initial Class(1)	2007	$3.330292	$3.073117	2,681,037.013
Subaccount Inception Date July 3, 1997	2006	$2.902870	$3.330292	3,920,552.404
	2005	$2.736747	$2.902870	5,661,705.007
	2004	$2.381469	$2.736747	7,627,868.496
	2003	$1.796955	$2.381469	8,573,143.731
	2002	$2.301129	$1.796955	7,770,625.647
	2001	$2.191524	$2.301129	6,117,280
	2000	$2.107887	$2.191524	4,297,703
	1999	$2.212928	$2.107887	4,454,289
	1998	$2.084599	$2.212928	504,438

129

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Clarion Global Real Estate Securities VP – Initial Class(1)	2007	$2.544168	$2.337148	1,648,326.557
Subaccount Inception Date May 1, 2002	2006	$1.815856	$2.544168	3,005,385.064
	2005	$1.624970	$1.815856	2,528,130.678
	2004	$1.242059	$1.624970	2,800,769.750
	2003	$0.929213	$1.242059	2,476,229.792
	2002	$1.000000	$0.929213	1,347,082.981
Transamerica JPMorgan Enhanced Index VP – Initial Class(1)	2007	$1.660747	$1.709461	2,840,765.615
Subaccount Inception Date July 3, 1997	2006	$1.462496	$1.660747	5,402,881.650
	2005	$1.435440	$1.462496	11,871,053.672
	2004	$1.313067	$1.435440	16,778,255.055
	2003	$1.034093	$1.313067	20,419,758.264
	2002	$1.392606	$1.034093	20,700,578.595
	2001	$1.606831	$1.392606	21,332,083
	2000	$1.831774	$1.606831	20,897,589
	1999	$1.577775	$1.831774	15,093,778
	1998	$1.216754	$1.577775	972,108.717
Transamerica Jennison Growth VP – Initial Class(1)	2007	$0.902320	$0.990767	507,888.006
Subaccount Inception Date July 3, 1997	2006	$0.898633	$0.902320	1,089,140.548
	2005	$0.801947	$0.898633	1,820,726.718
	2004	$0.746296	$0.801947	3,355,876.250
	2003	$0.588518	$0.746296	4,335,633.049
	2002	$0.862941	$0.588518	4,580,619.831
	2001	$1.075994	$0.862941	4,714,116
	2000	$1.235669	$1.075944	4,751,270
	1999	$1.200101	$1.235669	4,272,750
	1998	$1.156145	$1.200101	602,380
Transamerica Legg Mason Partners All Cap VP – Initial Class(1)	2007	$1.315813	$1.309050	5,338,179.952
Subaccount Inception Date May 1, 2000	2006	$1.127017	$1.315813	7,966,700.998
	2005	$1.099598	$1.127017	8,960,886.522
	2004	$1.023166	$1.099598	11,054,496.935
	2003	$0.768775	$1.023166	12,888,002.386
	2002	$1.036993	$0.768775	11,401,615.203
	2001	$1.031639	$1.036993	7,918,126
	2000	$1.000000	$1.031639	2,112,476
Transamerica MFS High Yield VP – Initial Class(1)	2007	$1.317726	$1.321554	3,544,923.139
Subaccount Inception Date June 2, 1998	2006	$1.206061	$1.317726	5,358,938.262
	2005	$1.202886	$1.206061	7,190,212.293
	2004	$1.112877	$1.202886	8,902,988.053
	2003	$0.959844	$1.112877	9,898,593.016
	2002	$0.954934	$0.959844	6,993,926.637
	2001	$0.934479	$0.954934	5,519,310
	2000	$1.000739	$0.934479	3,696,972
	1999	$0.961203	$1.000739	2,298,662
	1998	$1.000000	$0.961203	121,412
Transamerica MFS International Equity VP – Initial Class(1)	2007	$1.196166	$1.285611	3,469,114.808
Subaccount Inception Date May 1, 2001	2006	$0.986968	$1.196166	4,551,472.204
	2005	$0.887981	$0.986968	5,293,965.767
	2004	$0.788649	$0.887981	5,042,518.715
	2003	$0.639197	$0.788649	5,135,915.887
	2002	$0.832379	$0.639197	2,029,067.432
	2001	$1.000000	$0.832379	247,487

130

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Marsico Growth VP – Initial Class(1)(2)	2007	$0.860803	$1.020546	4,524,937.700
Subaccount Inception Date May 1, 2000	2006	$0.829621	$0.860803	6,380,331.120
	2005	$0.775852	$0.829621	6,012,548.881
	2004	$0.701926	$0.775852	4,591,639.426
	2003	$0.564189	$0.701926	4,394,553.163
	2002	$0.774069	$0.564189	2,631,351.198
	2001	$0.915132	$0.774069	3,296,247
	2000	$1.000000	$0.915132	765,188
Transamerica PIMCO Total Return VP – Initial Class(1)	2007	$1.155465	$1.239554	12,733,746.766
Subaccount Inception Date May 1, 2002	2006	$1.125921	$1.155465	16,358,378.061
	2005	$1.117299	$1.125921	16,976,773.321
	2004	$1.085852	$1.117299	17,034,835.261
	2003	$1.051137	$1.085852	16,988,749.824
	2002	$1.000000	$1.051137	10,488,619.479
Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2007	$3.368960	$3.427315	3,788,741.415
Subaccount Inception Date July 3, 1997	2006	$2.875735	$3.368960	5,989,872.687
	2005	$2.804939	$2.875735	10,050,626.102
	2004	$2.481006	$2.804939	12,528,595.003
	2003	$2.006092	$2.481006	14,441,455.647
	2002	$2.336621	$2.006092	13,413,992.016
	2001	$2.322653	$2.336621	12,346,949
	2000	$2.099984	$2.322653	10,421,648
	1999	$2.065623	$2.099984	8,897,631
	1998	$1.923605	$2.065623	1,136,105
Transamerica T. Rowe Price Growth Stock VP – Initial Class(1)	2007	$3.339233	$3.613898	3,640,629.874
Subaccount Inception Date July 3, 1997	2006	$2.990652	$3.339233	5,618,222.924
	2005	$2.860595	$2.990652	8,646,216.958
	2004	$2.644404	$2.860595	10,690,962.166
	2003	$2.053645	$2.644404	12,126,664.278
	2002	$2.701963	$2.053645	11,073,906.472
	2001	$3.050487	$2.701963	11,054,137
	2000	$3.113428	$3.050487	10,933,823
	1999	$2.593121	$3.113428	7,893,482
	1998	$2.041994	$2.593121	648,310
Transamerica T. Rowe Price Small Cap VP – Initial Class(1)	2007	$0.907388	$0.979320	6,278,776.700
Subaccount Inception Date May 1, 2000	2006	$0.889508	$0.907388	8,637,987.183
	2005	$0.816617	$0.889508	10,690,214.031
	2004	$0.751414	$0.816617	12,120,186.981
	2003	$0.543474	$0.751414	12,624,893.800
	2002	$0.759675	$0.543474	10,240,466.899
	2001	$0.854538	$0.759675	5,493,365
	2000	$1.000000	$0.854538	2,894,614
Transamerica Templeton Global VP – Initial Class(3)	2007	$0.694258	$0.393909	1,318,178.593
Subaccount Inception Date October 9, 2000	2006	$0.593475	$0.694258	3,399,625.704
	2005	$0.560767	$0.593475	3,740,431.166
	2004	$0.750221	$0.560767	3,876,861.637
	2003	$0.601160	$0.750221	957,750.600
	2002	$0.777811	$0.601160	601,213.507
	2001	$0.949871	$0.777811	362,837
	2000	$1.000000	$0.949871	41,449

131

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Balanced VP – Initial Class(1)	2007	$1.317444	$1.473732	536,452.447
Subaccount Inception Date May 1, 2002	2006	$1.225959	$1.317444	779,022.999
	2005	$1.153085	$1.225959	748,674.512
	2004	$1.053487	$1.153085	760,262.942
	2003	$0.939281	$1.053487	800,485.311
	2002	$1.000000	$0.939281	363,313.420
Transamerica Convertible Securities VP – Initial Class(1)	2007	$1.398675	$1.633852	1,790,635.131
Subaccount Inception Date May 1, 2002	2006	$1.280730	$1.398675	1,891,198.305
	2005	$1.251920	$1.280730	1,713,181.851
	2004	$1.123331	$1.251920	1,861,830.169
	2003	$0.922464	$1.123331	1,475,274.397
	2002	$1.000000	$0.922464	629,946.763
Transamerica Equity VP – Initial Class(1)	2007	$0.933273	$1.068609	13,630,299.889
Subaccount Inception Date May 1, 2000	2006	$0.871749	$0.933273	25,643,798.778
	2005	$0.759605	$0.871749	15,542,565.281
	2004	$0.666113	$0.759605	17,682,256.482
	2003	$0.515473	$0.666113	11,301,374.495
	2002	$0.673200	$0.515473	11,778,526.276
	2001	$0.830010	$0.673200	9,126,000
	2000	$1.000000	$0.830010	2,474,715
Transamerica Growth Opportunities VP – Initial Class(1)	2007	$1.641388	$1.989318	1,939,668.590
Subaccount Inception Date May 1, 2001	2006	$1.585850	$1.641388	2,751,063.893
	2005	$1.385505	$1.585850	3,141,502.598
	2004	$1.206431	$1.385505	4,310,247.101
	2003	$0.933700	$1.206431	1,314,383.365
	2002	$1.106551	$0.933700	1,189,109.883
	2001	$1.000000	$1.106551	38,588
Transamerica Money Market VP – Initial Class(1)	2007	$1.397915	$1.445685	4,314,818.521
Subaccount Inception Date July 3, 1997	2006	$1.355388	$1.397915	6,571,575.520
	2005	$1.337762	$1.355388	5,616,101.634
	2004	$1.345028	$1.337762	6,882,847.135
	2003	$1.355816	$1.345028	8,983,659.578
Transamerica Small/Mid Cap Value VP – Initial Class(1)	2007	$5.252437	$6.451355	1,228,409.404
Subaccount Inception Date July 3, 1997	2006	$4.517970	$5.252437	2,840,837.137
	2005	$4.039926	$4.517970	5,056,826.437
	2004	$3.526280	$4.039926	7,578,914.671
	2003	$1.876467	$3.526280	9,997,159.941
	2002	$3.147887	$1.876467	11,774,585.782
	2001	$2.482358	$3.147887	12,668,500
	2000	$2.270485	$2.482358	11,114,250
	1999	$1.785929	$2.270485	6,466,465
	1998	$1.849865	$1.785929	767,225
Transamerica Science & Technology VP – Initial Class(1)	2007	$0.747144	$0.973915	2,260,751.236
Subaccount Inception Date May 1, 2001	2006	$0.749053	$0.747144	1,530,182.954
	2005	$0.745263	$0.749053	1,846,555.710
	2004	$0.700395	$0.745263	2,233,575.764
	2003	$0.471165	$0.700395	1,569,685.989
	2002	$0.773226	$0.471165	560,109.738
	2001	$1.000000	$0.773226	119,793

132

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica U.S. Government Securities VP – Initial Class(1)	2007	$1.547823	$1.616269	4,339,183.442
Subaccount Inception Date July 3, 1997	2006	$1.521960	$1.547823	6,096,309.392
	2005	$1.511766	$1.521960	7,999,003.710
	2004	$1.486269	$1.511766	9,492,820.217
	2003	$1.466107	$1.486269	13,150,309.481
	2002	$1.407016	$1.466107	13,824,113.473
	2001	$1.359649	$1.407016	9,517,845
	2000	$1.253314	$1.359649	5,730,704
	1999	$1.286733	$1.253314	4,528,567
	1998	$1.214143	$1.286733	1,216,510
Transamerica Van Kampen Active International Allocation VP – Initial Class(1)	2007	$2.027316	$2.307695	4,273,467.489
Subaccount Inception Date July 3, 1997	2006	$1.666825	$2.027316	6,914,375.543
	2005	$1.487443	$1.666825	8,086,358.393
	2004	$1.301735	$1.487443	8,112,910.781
	2003	$0.995330	$1.301735	9,467,127.340
	2002	$1.217389	$0.995330	10,413,010.893
	2001	$1.604835	$1.217389	11,336,048
	2000	$1.993671	$1.604835	10,843,974
	1999	$1.533035	$1.993671	5,444,717
	1998	$1.345562	$1.533035	716,582
Transamerica Van Kampen Large Cap Core VP – Initial Class(1)	2007	$3.407182	$3.665209	1,144,643.573
Subaccount Inception Date July 3, 1997	2006	$3.135811	$3.407182	2,222,088.501
	2005	$2.910280	$3.135811	3,910,477.228
	2004	$2.621228	$2.910280	6,107,219.087
	2003	$2.198351	$2.621228	7,521,306.367
	2002	$2.669772	$2.198351	8,308,427.688
	2001	$2.917408	$2.669772	9,181,060
	2000	$3.149277	$2.917408	7,634,722
	1999	$2.535888	$3.149277	5,298,099
	1998	$2.170350	$2.535888	581,571
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class(1)	2007	$0.810185	$0.977513	2,874,410.302
Subaccount Inception Date May 1, 2001	2006	$0.748559	$0.810185	2,905,077.358
	2005	$0.706779	$0.748559	3,915,622.626
	2004	$0.669908	$0.706779	4,796,976.635
	2003	$0.530826	$0.669908	5,374,482.742
	2002	$0.805310	$0.530826	4,463,905.921
	2001	$1.000000	$0.805310	687,954
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.043482	$1.086878	0.000
Subaccount Inception Date November 3, 2003	2006	$1.028154	$1.043482	0.000
	2005	$1.023764	$1.028154	0.000
	2004	$1.010345	$1.023764	0.000
	2003	$1.000000	$1.010345	0.000
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.253207	$1.250803	1,545,466.435
Subaccount Inception Date July 3, 1997	2006	$1.126766	$1.253207	2,168,198.869
	2005	$1.085273	$1.126766	2,434,617.297
	2004	$0.994356	$1.085273	3,186,907.646
	2003	$0.757548	$0.994356	3,324,054.503
	2002	$1.000000	$0.757548	1,870,371.583
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.179248	$1.297388	465,586.487
Subaccount Inception Date May 1, 2002	2006	$1.129078	$1.179248	646,434.316
	2005	$1.055944	$1.129078	693,034.611
	2004	$1.008489	$1.055944	693,305.118
	2003	$0.792764	$1.008489	715,142.032
	2002	$1.000000	$0.792764	416,751.682

133

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.197896	$1.236841	2,551,626.402
Subaccount Inception Date May 1, 2001	2006	$1.039808	$1.197896	3,289,390.373
	2005	$1.009478	$1.039808	4,065,854.372
	2004	$0.921732	$1.009478	4,659,702.191
	2003	$0.708109	$0.921732	5,360,902.653
	2002	$0.925071	$0.708109	4,511,558.686
	2001	$1.000000	$0.925071	1,547,290
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$0.834587	$0.933656	2,436,112.393
Subaccount Inception Date May 1, 2001	2006	$0.852963	$0.834587	2,806,593.797
	2005	$0.754200	$0.852963	3,023,206.782
	2004	$0.706925	$0.754200	3,713,818.190
	2003	$0.581903	$0.706925	3,778,456.254
	2002	$0.854462	$0.581903	3,041,287.375
	2001	$1.000000	$0.854462	788,107
Fidelity – VIP Contrafund® Portfolio – Service Class 22	2007	$1.275926	$1.473743	7,803,463.099
Subaccount Inception Date May 1, 2000	2006	$1.162724	$1.275926	10,687,429.963
	2005	$1.012189	$1.162724	13,469,639.648
	2004	$0.892604	$1.012189	12,822,839.581
	2003	$0.707070	$0.892604	13,602,836.102
	2002	$0.794319	$0.707070	11,183,883.877
	2001	$0.921627	$0.794319	6,637,033
	2000	$1.000000	$0.921627	4,510,157
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.420132	$1.416129	4,022,756.031
Subaccount Inception Date May 1, 2000	2006	$1.202448	$1.420132	5,420,393.323
	2005	$1.156611	$1.202448	5,892,175.323
	2004	$1.055967	$1.156611	7,260,547.807
	2003	$0.824682	$1.055967	8,089,364.399
	2002	$1.010868	$0.824682	6,616,423.073
	2001	$1.083236	$1.010868	5,081,018
	2000	$1.000000	$1.083236	909,008
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$0.860003	$1.072563	3,701,161.263
Subaccount Inception Date May 1, 2001	2006	$0.819443	$0.860003	2,654,888.976
	2005	$0.788705	$0.819443	2,794,354.912
	2004	$0.776712	$0.788705	3,413,780.389
	2003	$0.595094	$0.776712	3,513,705.085
	2002	$0.867001	$0.595094	2,431,170.446
	2001	$1.000000	$0.867001	98,546
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	2007	$0.812890	$0.983762	376,867.456
Subaccount Inception Date May 1, 2000	2006	$0.785264	$0.812890	462,424.581
	2005	$0.733732	$0.785264	626,246.281
	2004	$0.697106	$0.733732	808,362.136
	2003	$0.547049	$0.697106	1,061,261.957
	2002	$0.712295	$0.547049	1,087,809.380
	2001	$0.847487	$0.712295	1,210,081
	2000	$1.000000	$0.847487	622,698
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$2.015076	$2.288481	7,345,990.107
Subaccount Inception Date May 1, 2000	2006	$1.820440	$2.015076	10,387,207.099
	2005	$1.566373	$1.820440	13,164,695.824
	2004	$1.276074	$1.566373	15,280,654.313
	2003	$0.937298	$1.276074	15,150,301.371
	2002	$1.057890	$0.937298	12,269,340.975
	2001	$1.113532	$1.057890	8,545,970
	2000	$1.000000	$1.113532	5,747,229

134

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.497211	$1.554448	2,966,634.394
Subaccount Inception Date May 1, 2002	2006	$1.310560	$1.497211	4,034,878.720
	2005	$1.299278	$1.310560	5,250,761.075
	2004	$1.159068	$1.299278	6,039,065.480
	2003	$0.747954	$1.159068	5,538,914.464
	2002	$1.000000	$0.747954	3,869,610.611
Franklin Income Securities Fund – Class 2	2007	$1.000000	$0.969437	265,846.750
Subaccount Inception Date May 1, 2007
Mutual Shares Securities Fund – Class 2	2007	$1.000000	$0.963492	161,055.483
Subaccount Inception Date May 1, 2007
Templeton Foreign Securities Fund – Class 2	2007	$1.000000	$1.068021	687,013.161
Subaccount Inception Date May 1, 2007
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$0.602328	$0.722030	2,225,609.783
Subaccount Inception Date October 9, 2000	2006	$0.539817	$0.602328	2,328,943.827
	2005	$0.489306	$0.539817	3,931,860.010
	2004	$0.412456	$0.489306	4,466,939.732
	2003	$0.310792	$0.412456	4,536,033.799
	2002	$0.439076	$0.310792	3,784,887.866
	2001	$0.738193	$0.439076	2,674,931
	2000	$1.000000	$0.738193	104,844
Janus Aspen – Mid Cap Value Portfolio – Service Shares	2007	$1.345127	$1.419475	364,308.232
Subaccount Inception Date October 9, 2000	2006	$1.187087	$1.345127	520,730.248
	2005	$1.095813	$1.187087	694,276.784
	2004	$0.944696	$1.095813	973,068.196
	2003	$0.679339	$0.944696	1,083,105.574
	2002	$0.900877	$0.679339	1,262,051.972
	2001	$0.998590	$0.900877	1,850,064
	2000	$1.000000	$0.998590	213,764
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$0.748812	$0.806356	4,157,407.081
Subaccount Inception Date October 9, 2000	2006	$0.644742	$0.748812	5,032,561.935
	2005	$0.620178	$0.644742	5,922,573.498
	2004	$0.602539	$0.620178	6,761,623.983
	2003	$0.494711	$0.602539	6,964,328.742
	2002	$0.676228	$0.494711	6,124,643.231
	2001	$0.887518	$0.676228	3,551,635
	2000	$1.000000	$0.887518	828,954
MFS New Discovery Series – Service Class	2007	$1.180187	$1.188222	766,536.722
Subaccount Inception Date May 1, 2002	2006	$1.061215	$1.180187	1,077,439.805
	2005	$1.025998	$1.061215	955,997.681
	2004	$0.981034	$1.025998	1,005,043.409
	2003	$0.746621	$0.981034	1,137,845.306
	2002	$1.000000	$0.746621	835,941.655
MFS Total Return Series – Service Class	2007	$1.272166	$1.301938	2,172,923.406
Subaccount Inception Date May 1, 2002	2006	$1.157309	$1.272166	2,899,033.911
	2005	$1.145445	$1.157309	3,216,295.674
	2004	$1.047708	$1.145445	3,312,532.452
	2003	$0.917149	$1.047708	3,660,724.684
	2002	$1.000000	$0.917149	1,921,221.751

135

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Basic Value V.I. Fund	2007	$1.380586	$1.384816	11,218,642.940
Subaccount Inception Date July 3, 1997	2006	$1.149824	$1.380586	13,817,032.780
	2005	$1.133713	$1.149824	17,146,964.117
	2004	$1.036078	$1.133713	19,357,183.040
	2003	$0.789289	$1.036078	20,804,095.56
	2002	$0.974232	$0.789289	21,290,852.49
	2001	$1.000000	$0.974232	5,660,560
BlackRock Global Allocation V.I. Fund	2007	$1.829535	$2.108943	2,487,311.496
Subaccount Inception Date July 3, 1997	2006	$1.593480	$1.829535	2,433,463.325
	2005	$1.463413	$1.593480	2,359,206.504
	2004	$1.298684	$1.463413	1,082,580.856
	2003	$0.866302	$1.298684	185,874.59
	2002	$0.979662	$0.866302	274,539.45
	2001	$1.000000	$0.979662	12,317
BlackRock High Income VI Fund	2007	$1.421834	$1.434560	2,377,209.203
Subaccount Inception Date July 3, 1997	2006	$1.318414	$1.421834	3,156,968.970
	2005	$1.317778	$1.318414	3,483,869.392
	2004	$1.196202	$1.317778	3,816,497.436
	2003	$0.947694	$1.196202	4,487,773.11
	2002	$0.976210	$0.947694	4,966,444.28
	2001	$1.000000	$0.976210	1,264,608
Transamerica American Century Large Company Value VP – Service Class(1)	2007	$1.659710	$1.613258	0.000
Subaccount Inception Date May 1, 2001	2006	$1.410333	$1.659710	0.000
	2005	$1.378605	$1.410333	0.000
	2004	$1.231649	$1.378605	0.000
	2003	$1.000000	$1.231649	0.000
Transamerica Asset Allocation – Conservative VP – Service Class(1)	2007	$1.388212	$1.451655	1,062,471.970
Subaccount Inception Date May 1, 2002	2006	$1.290949	$1.388212	610,214.608
	2005	$1.247755	$1.290949	159,368.575
	2004	$1.157202	$1.247755	159,420.072
	2003	$1.000000	$1.157202	66,248.352
Transamerica Asset Allocation – Growth VP – Service Class(1)	2007	$1.753024	$1.857109	1,291,252.831
Subaccount Inception Date May 1, 2002	2006	$1.543443	$1.753024	967,124.989
	2005	$1.399649	$1.543443	951,310.220
	2004	$1.247283	$1.399649	892,244.809
	2003	$1.000000	$1.247283	24,527.359
Transamerica Asset Allocation – Moderate VP – Service Class(1)	2007	$1.492972	$1.584543	1,968,150.312
Subaccount Inception Date May 1, 2002	2006	$1.362531	$1.492972	2,232,428.793
	2005	$1.290878	$1.362531	1,443,243.080
	2004	$1.179114	$1.290878	729,329.497
	2003	$1.000000	$1.179114	9,516.278
Transamerica Asset Allocation – Moderate Growth VP – Service Class(1)	2007	$1.625969	$1.722889	6,595,066.326
Subaccount Inception Date May 1, 2002	2006	$1.453499	$1.625969	5,394,494.751
	2005	$1.344702	$1.453499	2,769,397.610
	2004	$1.206176	$1.344702	941,712.958
	2003	$1.000000	$1.206176	108,085.568
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.030768	$1.101698	1,124,199.364
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.030768	180,169.605
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.917627	$1.971298	45,315.321
Subaccount Inception Date May 1, 2000	2006	$1.668938	$1.917627	45,574.213
	2005	$1.463652	$1.668938	0.000
	2004	$1.259049	$1.463652	0.000
	2003	$1.000000	$1.259049	0.000

136

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian Global VP – Service Class(1)	2007	$1.736504	$1.815108	65,798.923
Subaccount Inception Date February 2, 1998	2006	$1.546069	$1.736504	33,969.240
	2005	$1.427847	$1.546069	34,183.652
	2004	$1.310414	$1.427847	5,715.390
	2003	$1.000000	$1.310414	0.000
Transamerica Capital Guardian U.S. Equity VP – Service Class(1)	2007	$1.524643	$1.496126	65,643.698
Subaccount Inception Date July 1, 1998	2006	$1.408489	$1.524643	58,294.438
	2005	$1.347820	$1.408489	39,614.071
	2004	$1.249463	$1.347820	10,177.988
	2003	$1.000000	$1.249463	4,672.271
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.784007	$1.642570	56,830.814
Subaccount Inception Date July 3, 1997	2006	$1.558191	$1.784007	57,054.459
	2005	$1.471108	$1.558191	35,886.838
	2004	$1.283000	$1.471108	9,531.133
	2003	$1.000000	$1.283000	4,565.464
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$2.580481	$2.366536	11,894.652
Subaccount Inception Date May 1, 2002	2006	$1.845522	$2.580481	0.000
	2005	$1.654962	$1.845522	0.000
	2004	$1.267846	$1.654962	0.000
	2003	$1.000000	$1.267846	0.000
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.527577	$1.569625	0.000
Subaccount Inception Date July 3, 1997	2006	$1.348625	$1.527577	0.000
	2005	$1.326377	$1.348625	0.000
	2004	$1.216104	$1.326377	0.000
	2003	$1.000000	$1.216104	0.000
Transamerica Jennison Growth VP– Service Class(1)	2007	$1.445312	$1.584415	0.000
Subaccount Inception Date July 3, 1997	2006	$1.443829	$1.445312	0.000
	2005	$1.290888	$1.443829	0.000
	2004	$1.203574	$1.290888	0.000
	2003	$1.000000	$1.203574	0.000
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.631685	$1.619720	2,671.498
Subaccount Inception Date May 1, 2000	2006	$1.399998	$1.631685	0.000
	2005	$1.368850	$1.399998	0.000
	2004	$1.275932	$1.368850	0.000
	2003	$1.000000	$1.275932	0.000
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.276255	$1.279014	12,706.468
Subaccount Inception Date June 2, 1998	2006	$1.171024	$1.276255	5,837.551
	2005	$1.170941	$1.171024	5,992.576
	2004	$1.085403	$1.170941	6,216.018
	2003	$1.000000	$1.085403	0.000
Transamerica MFS International Equity VP – Service Class(1)	2007	$1.895435	$2.032875	67,587.113
Subaccount Inception Date May 1, 2001	2006	$1.565082	$1.895435	35,739.937
	2005	$1.412998	$1.565082	65,874.950
	2004	$1.255588	$1.412998	0.000
	2003	$1.000000	$1.255588	0.000
Transamerica Marsico Growth VP – Service Class(1)(2)	2007	$1.451928	$1.718350	36,274.690
Subaccount Inception Date May 1, 2000	2006	$1.401400	$1.451928	36,465.694
	2005	$1.314431	$1.401400	5,398.434
	2004	$1.190949	$1.314431	5,664.412
	2003	$1.000000	$1.190949	0.000

137

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.067572	$1.144309	18,084.427
Subaccount Inception Date May 1, 2002	2006	$1.042889	$1.067572	9,891.539
	2005	$1.037408	$1.042889	11,995.343
	2004	$1.010392	$1.037408	12,105.266
	2003	$1.000000	$1.010392	4,955.470
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.642786	$1.667871	107,719.146
Subaccount Inception Date July 3, 1997	2006	$1.404622	$1.642786	106,6973.493
	2005	$1.373349	$1.404622	106,423.514
	2004	$1.216801	$1.373349	12,438.748
	2003	$1.000000	$1.216801	0.000
Transamerica T. Rowe Price Growth Stock VP – Service Class(1)	2007	$1.521793	$1.643166	2,448.557
Subaccount Inception Date July 3, 1997	2006	$1.365208	$1.521793	2,464.168
	2005	$1.308482	$1.365208	0.000
	2004	$1.212252	$1.308482	0.000
	2003	$1.000000	$1.212252	0.000
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.600870	$1.723339	43,748.929
Subaccount Inception Date May 1, 2000	2006	$1.572316	$1.600870	44,020.026
	2005	$1.445530	$1.572316	72,615.070
	2004	$1.332482	$1.445530	9,386.987
	2003	$1.000000	$1.332482	0.000
Transamerica Templeton Global VP – Service Class(3)	2007	$1.336569	$0.756982	15,838.259
Subaccount Inception Date October 9, 2000	2006	$1.145276	$1.336569	31,699.595
	2005	$1.084034	$1.145276	0.000
	2004	$1.206334	$1.084034	0.000
	2003	$1.000000	$1.206334	0.000
Transamerica Balanced VP – Service Class(1)	2007	$1.365103	$1.524707	44,531.437
Subaccount Inception Date May 1, 2002	2006	$1.274168	$1.365103	0.000
	2005	$1.199769	$1.274168	0.000
	2004	$1.098349	$1.199769	0.000
	2003	$1.000000	$1.098349	0.000
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.428939	$1.665133	5,795.851
Subaccount Inception Date May 1, 2002	2006	$1.310709	$1.428939	0.000
	2005	$1.284802	$1.310709	3,553.589
	2004	$1.154157	$1.284802	3,483.911
	2003	$1.000000	$1.154157	3,573.913
Transamerica Equity VP – Service Class(1)	2007	$1.687384	$1.929018	144,770.017
Subaccount Inception Date May 1, 2000	2006	$1.580157	$1.687384	79,227.550
	2005	$1.379279	$1.580157	0.000
	2004	$1.210890	$1.379279	0.000
	2003	$1.000000	$1.210890	0.000
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.695953	$2.050645	0.000
Subaccount Inception Date May 1, 2001	2006	$1.640955	$1.695953	0.000
	2005	$1.436639	$1.640955	0.000
	2004	$1.251624	$1.436639	0.000
	2003	$1.000000	$1.251624	0.000
Transamerica Money Market VP – Service Class(1)	2007	$1.026204	$1.059141	449,997.368
Subaccount Inception Date July 3, 1997	2006	$0.996971	$1.026204	181,545.838
	2005	$0.985977	$0.996971	0.000
	2004	$0.993319	$0.985977	0.000
	2003	$1.000000	$0.993319	0.000

138

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Science & Technology VP – Service Class(1)	2007	$1.378700	$1.799655	27,030.066
Subaccount Inception Date May 1, 2001	2006	$1.388739	$1.378700	27,030.066
	2005	$1.383791	$1.388739	0.000
	2004	$1.305914	$1.383791	0.000
	2003	$1.000000	$1.305914	0.000
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.030263	$1.073637	289,988.760
Subaccount Inception Date July 3, 1997	2006	$1.014639	$1.030263	0.000
	2005	$1.009806	$1.014639	4,263.521
	2004	$0.996080	$1.009806	4,206.987
	2003	$1.000000	$0.996080	3,695.679
Transamerica Van Kampen Active International Allocation VP – Service Class(1)	2007	$2.034237	$2.310106	144,343.441
Subaccount Inception Date July 3, 1997	2006	$1.676063	$2.034237	84,270.117
	2005	$1.497321	$1.676063	78,921.124
	2004	$1.313437	$1.497321	18,225.107
	2003	$1.000000	$1.313437	0.000
Transamerica Van Kampen Large Cap Core VP – Service Class(1)	2007	$1.487354	$1.596299	0.000
Subaccount Inception Date July 3, 1997	2006	$1.371602	$1.487354	0.000
	2005	$1.275740	$1.371602	0.000
	2004	$1.150762	$1.275740	0.000
	2003	$1.000000	$1.150762	0.000
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.430616	$1.722779	0.000
Subaccount Inception Date May 1, 2001	2006	$1.324940	$1.430616	0.000
	2005	$1.253128	$1.324940	0.000
	2004	$1.189709	$1.253128	0.000
	2003	$1.000000	$1.189709	0.000
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.030263	$1.073637	0.000
Subaccount Inception Date November 3, 2003	2006	$1.014639	$1.030263	0.000
	2005	$1.009806	$1.014639	0.000
	2004	$0.996080	$1.009806	0.000
	2003	$1.000000	$0.996080	0.000
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.256087	$1.254298	106,352.586
Subaccount Inception Date July 3, 1997	2006	$1.128805	$1.256087	209,230.453
	2005	$1.086700	$1.128805	286,122.051
	2004	$0.995176	$1.086700	332,415.899
	2003	$0.757796	$0.995176	336,993.410
	2002	$1.000000	$0.757796	336,195.755
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.181969	$1.301026	30,063.634
Subaccount Inception Date May 1, 2002	2006	$1.131131	$1.181969	2,029.856
	2005	$1.057344	$1.131131	2,035.798
	2004	$1.009328	$1.057344	2,130.380
	2003	$0.793030	$1.009328	2,138.662
	2002	$1.000000	$0.793030	2,219.977
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.201232	$1.240900	6,613,881.437
Subaccount Inception Date May 1, 2001	2006	$1.042190	$1.201232	8,195,325.789
	2005	$1.011301	$1.042190	9,769,163.197
	2004	$0.922939	$1.011301	11,007,402.927
	2003	$0.708682	$0.922939	12,521,504.361
	2002	$0.925362	$0.708682	12,688,258.682
	2001	$1.000000	$0.925362	3,906,861

139

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$0.836930	$0.936742	4,835,999.451
Subaccount Inception Date May 1, 2001	2006	$0.854933	$0.836930	5,451,366.126
	2005	$0.755575	$0.854933	6,135,678.144
	2004	$0.707865	$0.755575	7,363,001.325
	2003	$0.582390	$0.707865	9,029,956.193
	2002	$0.854751	$0.582390	9,625,844.710
	2001	$1.000000	$0.854751	3,679,437
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2007	$1.522722	$1.759659	4,668,122.751
Subaccount Inception Date May 1, 2000	2006	$1.386943	$1.522722	5,779,146.625
	2005	$1.206785	$1.386943	5,070,423.263
	2004	$1.063687	$1.206785	4,348,803.733
	2003	$0.842179	$1.063687	4,532,815.133
	2002	$0.945641	$0.842179	4,844,258.462
	2001	$1.000000	$0.945641	822,650
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.318490	$1.315429	2,579,804.883
Subaccount Inception Date May 1, 2000	2006	$1.115838	$1.318490	2,979,615.610
	2005	$1.072770	$1.115838	3,467,132.912
	2004	$0.978943	$1.072770	3,825,212.890
	2003	$0.764145	$0.978943	4,570,746.691
	2002	$0.936205	$0.764145	4,902,332.257
	2001	$1.000000	$0.936205	772,920
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$0.862415	$1.076102	1,260,798.978
Subaccount Inception Date May 1, 2001	2006	$0.821333	$0.862415	1,083,781.721
	2005	$0.790140	$0.821333	1,575,653.056
	2004	$0.777739	$0.790140	1,709,091.058
	2003	$0.595582	$0.777739	1,922,687.479
	2002	$0.867285	$0.595582	2,096,198.447
	2001	$1.000000	$0.867285	129,497
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	2007	$1.043217	$1.263124	466,766.065
Subaccount Inception Date May 1, 2000	2006	$1.007259	$1.043217	677,373.807
	2005	$0.940705	$1.007259	641,450.922
	2004	$0.893302	$0.940705	657,998.134
	2003	$0.700666	$0.893302	682,666.686
	2002	$0.911864	$0.700666	687,318.356
	2001	$1.000000	$0.911864	140,247
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$1.962071	$2.229383	4,744,079.230
Subaccount Inception Date May 1, 2000	2006	$1.771680	$1.962071	6,616,262.107
	2005	$1.523667	$1.771680	7,562,674.229
	2004	$1.240664	$1.523667	8,317,373.280
	2003	$0.910846	$1.240664	8,869,113.496
	2002	$1.027526	$0.910846	9,218,552.466
	2001	$1.000000	$1.027526	1,382,069
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.500649	$1.558794	587,179.555
Subaccount Inception Date May 1, 2002	2006	$1.312926	$1.500649	720,656.240
	2005	$1.300991	$1.312926	1,012,422.290
	2004	$1.160021	$1.300991	1,048,118.630
	2003	$0.748203	$1.160021	1,122,113.872
	2002	$1.000000	$0.748203	671,592.326
Franklin Income Securities Fund – Class 2	2007	$1.000000	$0.969756	59,338.323
Subaccount Inception Date May 1, 2007
Mutual Shares Securities Fund – Class 2	2007	$1.000000	$0.963806	44,291.616
Subaccount Inception Date May 1, 2007

140

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign Securities Fund – Class 2	2007	$1.000000	$1.068371	270,031.224
Subaccount Inception Date May 1, 2007
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$1.057376	$1.268144	894,630.849
Subaccount Inception Date October 9, 2000	2006	$0.947165	$1.057376	782,403.259
	2005	$0.858123	$0.947165	1,147,033.274
	2004	$0.722993	$0.858123	1,152,261.897
	2003	$0.544519	$0.722993	1,192,763.405
	2002	$0.768907	$0.544519	1,137,253.648
	2001	$1.000000	$0.768907	442,221
Janus Aspen – Mid Cap Value Portfolio – Service Shares	2007	$1.355083	$1.430694	381,006.023
Subaccount Inception Date October 9, 2000	2006	$1.195287	$1.355083	436,303.269
	2005	$1.102842	$1.195287	528,610.185
	2004	$0.950284	$1.102842	537,254.866
	2003	$0.683026	$0.950284	671,077.194
	2002	$0.905322	$0.683026	687,578.182
	2001	$1.000000	$0.905322	311,593
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$0.927683	$0.999477	2,574,377.456
Subaccount Inception Date October 9, 2000	2006	$0.798359	$0.927683	3,073,924.420
	2005	$0.767566	$0.798359	3,731,469.931
	2004	$0.745357	$0.767566	4,572,302.194
	2003	$0.611673	$0.745357	4,742,808.262
	2002	$0.835708	$0.611673	4,900,485.942
	2001	$1.000000	$0.835708	905,717
MFS New Discovery Series – Service Class	2007	$1.182905	$1.191553	249,730.902
Subaccount Inception Date May 1, 2002	2006	$1.063134	$1.182905	248,382.048
	2005	$1.027353	$1.063134	531,332.102
	2004	$0.981842	$1.027353	531,685.053
	2003	$0.746874	$0.981842	218,708.450
	2002	$1.000000	$0.746874	212,762.865
MFS Total Return Series – Service Class	2007	$1.275094	$1.305576	752,412.654
Subaccount Inception Date May 1, 2002	2006	$1.159404	$1.275094	854,774.613
	2005	$1.146954	$1.159404	896,363.245
	2004	$1.048576	$1.146954	725,433.060
	2003	$0.917454	$1.048576	744,857.360
	2002	$1.000000	$0.917454	127,863.986
Transamerica American Century Large Company Value VP – Initial Class	2007	$1.284417	$1.251225	1,243,529.672
Subaccount Inception Date May 1, 2001	2006	$1.089252	$1.284417	1,862,553.955
	2005	$1.061536	$1.089252	2,723,035.566
	2004	$0.945896	$1.061536	3,250,057.467
	2003	$0.745459	$0.945896	3,456,355.680
	2002	$0.938589	$0.745459	3,455,257.516
	2001	$1.000000	$0.938589	762,020
Transamerica Asset Allocation – Conservative VP – Initial Class	2007	$1.311160	$1.374142	3,377,650.452
Subaccount Inception Date May 1, 2002	2006	$1.215924	$1.311160	4,729,272.658
	2005	$1.173316	$1.215924	2,606,597.748
	2004	$1.085524	$1.173316	2,218,469.666
	2003	$0.896399	$1.085524	3,376,436.210
	2002	$1.000000	$0.896399	2,439,102.376

141

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Growth VP – Initial Class	2007	$1.469855	$1.560311	8,288,659.044
Subaccount Inception Date May 1, 2002	2006	$1.290319	$1.469855	7,976,396.943
	2005	$1.166804	$1.290319	9,433,183.323
	2004	$1.037216	$1.166804	6,535,597.221
	2003	$0.804872	$1.037216	3,177,122.801
	2002	$1.000000	$0.804872	917,911.627
Transamerica Asset Allocation – Moderate VP – Initial Class	2007	$1.362474	$1.449009	10,947,456.868
Subaccount Inception Date May 1, 2002	2006	$1.240469	$1.362474	11,110,576.909
	2005	$1.171796	$1.240469	10,500,592.790
	2004	$1.067759	$1.171796	10,751,886.289
	2003	$0.867926	$1.067759	9,184,011.162
	2002	$1.000000	$0.867926	4,162,768.106
Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2007	$1.428769	$1.517482	17,739,046.680
Subaccount Inception Date May 1, 2002	2006	$1.273905	$1.428769	18,411,405.374
	2005	$1.176374	$1.273905	16,731,832.806
	2004	$1.051623	$1.176374	16,076,973.237
	2003	$0.839352	$1.051623	9,492,268.349
	2002	$1.000000	$0.839352	5,121,527.221
Transamerica BlackRock Large Cap Value VP – Initial Class(4)	2007	$1.564059	$1.612282	2,405,769.569
Subaccount Inception Date May 1, 2000	2006	$1.357712	$1.564059	2,847,303.045
	2005	$1.188561	$1.357712	2,243,028.318
	2004	$1.019460	$1.188561	1,955,690.889
	2003	$0.797294	$1.019460	2,495,609.139
	2002	$0.943312	$0.797294	2,414,680.024
	2001	$1.000000	$0.943312	610,003
Transamerica Capital Guardian Global VP – Initial Class	2007	$1.254485	$1.313779	3,023,380.646
Subaccount Inception Date February 2, 1998	2006	$1.113756	$1.254485	3,606,912.727
	2005	$1.026003	$1.113756	3,312,362.127
	2004	$0.939246	$1.026003	3,022,917.061
	2003	$0.692795	$0.939246	2,664,992.948
	2002	$0.873737	$0.692795	2,721,197.863
	2001	$1.000000	$0.873737	671,710
Transamerica Capital Guardian U.S. Equity VP – Initial Class	2007	$1.170534	$1.151371	3,204,395.581
Subaccount Inception Date July 1, 1998	2006	$1.078999	$1.170534	4,157,641.846
	2005	$1.030167	$1.078999	4,793,826.060
	2004	$0.952610	$1.030167	5,969,411.781
	2003	$0.708345	$0.952610	6,920,626.625
	2002	$0.943517	$0.708345	8,023,043.680
	2001	$1.000000	$0.943517	1,437,265
Transamerica Capital Guardian Value VP – Initial Class	2007	$1.170534	$1.368290	5,239,117.158
Subaccount Inception Date July 3, 1997	2006	$1.291202	$1.170534	4,157,641.846
	2005	$1.216717	$1.291202	8,402,524.577
	2004	$1.058244	$1.216717	9,347,493.563
	2003	$0.798116	$1.058244	10,398,947.386
	2002	$1.021548	$0.798116	11,125,076.103
	2001	$1.000000	$1.021548	2,162,902
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2007	$2.550004	$2.343666	395,557.511
Subaccount Inception Date May 1, 2002	2006	$1.819127	$2.550004	774,915.562
	2005	$1.627102	$1.819127	725,835.112
	2004	$1.243075	$1.627102	460,576.823
	2003	$0.929516	$1.243075	328,922.630
	2002	$1.000000	$0.929516	163,850.140

142

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica JPMorgan Enhanced Index VP – Initial Class	2007	$1.073033	$1.105064	2,328,198.579
Subaccount Inception Date July 3, 1997	2006	$0.944481	$1.073033	2,858,834.381
	2005	$0.926556	$0.944481	3,704,341.060
	2004	$0.847147	$0.926556	4,599,133.629
	2003	$0.666840	$0.847147	5,536,393.690
	2002	$0.897581	$0.666840	5,570,474.418
	2001	$1.000000	$0.897581	1,417,532
Transamerica Jennison Growth VP – Initial Class	2007	$0.913667	$1.003725	961,413.284
Subaccount Inception Date July 3, 1997	2006	$0.909482	$0.913667	792,830.394
	2005	$0.811233	$0.909482	500,968.825
	2004	$0.754556	$0.811233	482,537.288
	2003	$0.594744	$0.754556	639,468.571
	2002	$0.871639	$0.594744	585,718.458
	2001	$1.000000	$0.871639	219,450
Transamerica Legg Mason Partners All Cap VP – Initial Class(5)	2007	$1.201509	$1.195923	5,458,188.707
Subaccount Inception Date May 1, 2000	2006	$1.028611	$1.201509	6,920,290.400
	2005	$1.003098	$1.028611	8,471,337.790
	2004	$0.932913	$1.003098	9,710,356.788
	2003	$0.700615	$0.932913	10,528,778.316
	2002	$0.944579	$0.700615	10,991,747.438
	2001	$1.000000	$0.944579	2,311,489
Transamerica MFS High Yield VP – Initial Class	2007	$1.354161	$1.358779	1,683,220.955
Subaccount Inception Date June 2, 1998	2006	$1.238819	$1.354161	1,988,687.849
	2005	$1.234958	$1.238819	2,170,835.906
	2004	$1.141982	$1.234958	2,755,004.954
	2003	$0.984455	$1.141982	3,283,666.532
	2002	$0.978934	$0.984455	3,021,461.988
	2001	$1.000000	$0.978934	831,748
Transamerica MFS International Equity VP – Initial Class(6)	2007	$1.199432	$1.289772	3,537,634.873
Subaccount Inception Date May 1, 2001	2006	$0.989186	$1.199432	3,875,307.519
	2005	$0.889551	$0.989186	3,492,441.790
	2004	$0.789661	$0.889551	3,304,525.609
	2003	$0.639710	$0.789661	3,423,225.647
	2002	$0.832651	$0.639710	1,640,627.045
	2001	$1.000000	$0.832651	447,656
Transamerica Marsico Growth VP – Initial Class(7)	2007	$0.984161	$1.167372	3,269,673.494
Subaccount Inception Date May 1, 2000	2006	$0.948046	$0.984161	4,000,224.050
	2005	$0.886160	$0.948046	3,947,850.310
	2004	$0.801328	$0.886160	3,086,478.901
	2003	$0.643764	$0.801328	2,187,494.282
	2002	$0.882806	$0.643764	2,077,966.045
	2001	$1.000000	$0.882806	622,346
Transamerica PIMCO Total Return VP – Initial Class	2007	$1.158142	$1.243039	5,235,416.103
Subaccount Inception Date May 1, 2002	2006	$1.127971	$1.158142	5,394,025.145
	2005	$1.118783	$1.127971	5,070,725.375
	2004	$1.086753	$1.118783	4,561,571.717
	2003	$1.051492	$1.086753	4,151,940.865
	2002	$1.000000	$1.051492	2,927,728.232

143

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Equity Income VP – Initial Class	2007	$1.427035	$1.452469	8,699,768.107
Subaccount Inception Date July 3, 1997	2006	$1.217517	$1.427035	10,981,771.278
	2005	$1.186962	$1.217517	13,530,162.042
	2004	$1.049356	$1.186962	15,120,346.907
	2003	$0.848065	$1.049356	16,369,708.394
	2002	$0.987303	$0.848065	13,870,322.882
	2001	$1.000000	$0.987303	2,580,001
Transamerica T. Rowe Price Growth Stock VP – Initial Class	2007	$1.156708	$1.252472	6,577,986.065
Subaccount Inception Date July 3, 1997	2006	$1.035455	$1.156708	8,401,150.212
	2005	$0.989934	$1.035455	12,016,486.313
	2004	$0.914665	$0.989934	13,303,903.248
	2003	$0.709982	$0.914665	13,758,255.720
	2002	$0.933658	$0.709982	13,849,263.551
	2001	$1.000000	$0.933658	2,974,809
Transamerica T. Rowe Price Small Cap VP – Initial Class	2007	$1.142815	$1.234015	3,409,740.837
Subaccount Inception Date May 1, 2000	2006	$1.119752	$1.142815	4,614,904.471
	2005	$1.027478	$1.119752	5,327,659.677
	2004	$0.944973	$1.027478	6,154,558.231
	2003	$0.683124	$0.944973	6,136,923.389
	2002	$0.954401	$0.683124	6,150,306.399
	2001	$1.000000	$0.954401	1,295,567
Transamerica Templeton Global VP – Initial Class(8)	2007	$1.187578	$0.674149	285,313.683
Subaccount Inception Date October 9, 2000	2006	$1.014684	$1.187578	653,199.665
	2005	$0.958284	$1.014684	711,547.796
	2004	$0.888634	$0.958284	666,801.722
	2003	$0.711719	$0.888634	338,445.004
	2002	$0.920387	$0.711719	409,997.822
	2001	$1.000000	$0.920387	128,657
Transamerica Balanced VP – Initial Class	2007	$1.320483	$1.477848	86,329.489
Subaccount Inception Date May 1, 2002	2006	$1.228162	$1.320483	104,467.603
	2005	$1.154600	$1.228162	117,247.339
	2004	$1.054354	$1.154600	71,207.656
	2003	$0.939595	$1.054354	98,387.221
	2002	$1.000000	$0.939595	45,146.636
Transamerica Convertible Securities VP – Initial Class	2007	$1.401918	$1.638459	605,229.014
Subaccount Inception Date May 1, 2002	2006	$1.283056	$1.401918	533,653.113
	2005	$1.253568	$1.283056	478,818.402
	2004	$1.124250	$1.253568	273,547.972
	2003	$0.922763	$1.124250	209,198.472
	2002	$1.000000	$0.922763	91,033.327
Transamerica Equity VP – Initial Class(9)	2007	$1.210684	$1.386928	6,751,735.113
Subaccount Inception Date May 1, 2000	2006	$1.130303	$1.210684	8,017,334.545
	2005	$0.984415	$1.130303	6,582,282.858
	2004	$0.862831	$0.984415	7,540,544.014
	2003	$0.667381	$0.862831	5,723,066.556
	2002	$0.871170	$0.667381	6,361,338.633
	2001	$1.000000	$0.871170	2,201,579
Transamerica Growth Opportunities VP – Initial Class	2007	$1.645959	$1.995845	1,531,502.667
Subaccount Inception Date May 1, 2001	2006	$1.589487	$1.645959	1,929,996.796
	2005	$1.388005	$1.589487	2,237,776.384
	2004	$1.208021	$1.388005	2,653,846.599
	2003	$0.934457	$1.208021	1,372,765.024
	2002	$1.106909	$0.934457	1,556,375.333
	2001	$1.000000	$1.106909	215,821

144

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Money Market VP – Initial Class	2007	$1.040732	$1.076827	2,264,561.925
Subaccount Inception Date July 3, 1997	2006	$1.008571	$1.040732	3,098,139.028
	2005	$0.994970	$1.008571	2,623,132.769
	2004	$0.999891	$0.994970	2,799,428.193
	2003	$1.007422	$0.999891	3,337,692.357
Transamerica Science & Technology VP – Initial Class(10)	2007	$0.747144	$0.977128	965,537.352
Subaccount Inception Date May 1, 2001	2006	$0.750778	$0.747144	666,788.222
	2005	$0.746619	$0.750778	906,047.383
	2004	$0.701312	$0.746619	976,204.787
	2003	$0.471553	$0.701312	945,510.385
	2002	$0.773485	$0.471553	1,045,932.260
	2001	$1.000000	$0.773485	755,978
Transamerica Small/Mid Cap Value VP – Initial Class	2007	$1.634690	$2.008812	8,115,613.254
Subaccount Inception Date July 3, 1997	2006	$1.405416	$1.634690	10,955,768.426
	2005	$1.256098	$1.405416	13,678,652.349
	2004	$1.095856	$1.256098	16,174,508.565
	2003	$0.582857	$1.095856	18,722,358.034
	2002	$0.977283	$0.582857	20,103,499.262
	2001	$1.000000	$0.977283	4,696,652
Transamerica U.S. Government Securities VP – Initial Class	2007	$1.119249	$1.169318	5,851,883
Subaccount Inception Date July 3, 1997	2006	$1.100013	$1.119249	6,860,701.851
	2005	$1.092103	$1.100013	8,159,960.646
	2004	$1.073159	$1.092103	9,526,892.968
	2003	$1.058073	$1.073159	11,992,157.973
	2002	$1.014928	$1.058073	13,381,067.339
	2001	$1.000000	$1.014928	2,413,653
Transamerica Van Kampen Active International Allocation VP – Initial Class	2007	$1.383773	$1.575932	4,393,893.498
Subaccount Inception Date July 3, 1997	2006	$1.137156	$1.383773	4,471,565.425
	2005	$1.014278	$1.137156	4,449,507.723
	2004	$0.887200	$1.014278	3,632,635.096
	2003	$0.678033	$0.887200	2,600,094.441
	2002	$0.828893	$0.678033	2,699,956.636
	2001	$1.000000	$0.828893	1,111,468
Transamerica Van Kampen Large Cap Core VP – Initial Class	2007	$1.232298	$1.326278	4,397,965.030
Subaccount Inception Date July 3, 1997	2006	$1.133597	$1.232298	5,257,684.703
	2005	$1.051547	$1.133597	5,734,531.104
	2004	$0.946634	$1.051547	6,505,944.943
	2003	$0.793528	$0.946634	7,370,909.731
	2002	$0.963225	$0.793528	7,362,720.633
	2001	$1.000000	$0.963225	1,555,475
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class	2007	$0.812430	$0.980707	2,882,898.695
Subaccount Inception Date May 1, 2001	2006	$0.750266	$0.812430	3,554,495.767
	2005	$0.708049	$0.750266	4,500,568.678
	2004	$0.670790	$0.708049	5,399,720.234
	2003	$0.531264	$0.670790	6,568,620.095
	2002	$0.805577	$0.531264	6,606,539.917
	2001	$1.000000	$0.805577	2,315,998

145

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Basic Value V.I. Fund	2007	$2.193294	$2.202196	5,784,183.207
Subaccount Inception Date July 3, 1997	2006	$1.824902	$2.193294	5,471,806.793
	2005	$1.797569	$1.824902	4,125,027.513
	2004	$1.641130	$1.797569	2,910,671.174
	2003	$1.249001	$1.641130	2,352,209.31
	2002	$1.540152	$1.249001	2,685,485.99
	2001	$1.498085	$1.540152	3,145,446
	2000	$1.348411	$1.498085	2,770,488
	1999	$1.126397	$1.348411	2,454,557
	1998	$1.045922	$1.126397	5,316,790
BlackRock Global Allocation V.I. Fund	2007	$1.165870	$1.345252	3,524,772.409
Subaccount Inception Date July 3, 1997	2006	$1.014440	$1.165870	2,579,371.903
	2005	$0.930724	$1.014440	1,118,984.944
	2004	$0.825138	$0.930724	852,652.369
	2003	$0.549876	$0.825138	403,420.52
	2002	$0.621212	$0.549876	439,753.54
	2001	$0.620833	$0.621212	425,556
	2000	$0.882824	$0.620833	721,091
	1999	$0.539622	$0.882824	423,799
	1998	$0.776606	$0.539622	1,369,352
BlackRock High Income VI Fund	2007	$1.425388	$1.439571	2,151,291.778
Subaccount Inception Date July 3, 1997	2006	$1.320409	$1.425388	2,286,017.153
	2005	$1.318483	$1.320409	2,135,403.233
	2004	$1.195654	$1.318483	1,748,998.999
	2003	$0.946337	$1.195654	1,265,444.59
	2002	$0.973849	$0.946337	1,372,628.95
	2001	$0.949440	$0.973849	1,592,384
	2000	$1.036111	$0.949440	1,566,347
	1999	$0.989413	$1.036111	1,743,155
	1998	$1.037515	$0.989413	5,690,547
Transamerica American Century Large Company Value VP – Initial Class(1)	2007	$1.291591	$1.259464	361,444.650
Subaccount Inception Date May 1, 2001	2006	$1.094261	$1.291591	216,141.200
	2005	$1.065370	$1.094261	232,219.893
	2004	$0.948383	$1.065370	122,755.323
	2003	$0.746690	$0.948383	125,772.930
	2002	$0.939214	$0.746690	49,098.075
	2001	$1.000000	$0.939214	19,688
Transamerica Asset Allocation – Conservative VP – Initial Class(1)	2007	$1.317265	$1.381913	902,413.974
Subaccount Inception Date May 1, 2002	2006	$1.220383	$1.317265	678,660.449
	2005	$1.176448	$1.220383	640,764.367
	2004	$1.087333	$1.176448	220,854.159
	2003	$0.896994	$1.087333	21,279.795
	2002	$1.000000	$0.896994	9,634.988
Transamerica Asset Allocation – Growth VP – Initial Class(1)	2007	$1.476629	$1.569060	5,233,468.121
Subaccount Inception Date May 1, 2002	2006	$1.294993	$1.476629	4,495,555.162
	2005	$1.169884	$1.294993	1,806,201.539
	2004	$1.038925	$1.169884	711,134.708
	2003	$.0805402	$1.038925	402,600.649
	2002	$1.000000	$.0805402	296,108.083

146

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Moderate VP – Initial Class(1)	2007	$1.368733	$1.457116	4,546,835.569
Subaccount Inception Date May 1, 2002	2006	$1.244946	$1.368733	3,214,671.940
	2005	$1.174865	$1.244946	1,157,224.631
	2004	$1.069495	$1.174865	721,420.221
	2003	$0.868490	$1.069495	272,987.555
	2002	$1.000000	$0.868490	49,393.190
Transamerica Asset Allocation – Moderate Growth VP – Initial Class(1)	2007	$1.435364	$1.526006	6,408,855.929
Subaccount Inception Date May 1, 2002	2006	$1.278529	$1.435364	5,426,854.030
	2005	$1.179485	$1.278529	2,245,958.570
	2004	$1.053363	$1.179485	1,954,883.071
	2003	$0.839908	$1.053363	599,107.563
	2002	$1.000000	$0.839908	393,043.048
Transamerica BlackRock Large Cap Value VP – Initial Class(1)	2007	$1.745501	$1.801104	994,406.305
Subaccount Inception Date May 1, 2000	2006	$1.513729	$1.745501	820,763.770
	2005	$1.323836	$1.513729	546,559.234
	2004	$1.134367	$1.323836	239,672.730
	2003	$0.886287	$1.134367	328,517.577
	2002	$1.047563	$0.886287	448,557.324
	2001	$1.081878	$1.047563	321,552
	2000	$1.000000	$1.081878	49,102
Transamerica Capital Guardian Global VP – Initial Class(1)	2007	$1.632783	$1.711650	2,588,145.265
Subaccount Inception Date February 2, 1998	2006	$1.448193	$1.632783	2,181,469.142
	2005	$1.332782	$1.448193	1,459,935.409
	2004	$1.218897	$1.332782	1,183,352.134
	2003	$0.898194	$1.218897	862,968.515
	2002	$1.131675	$0.898194	958,489.108
	2001	$1.280261	$1.131675	964,878
	2000	$1.534754	$1.280261	930,391
	1999	$1.051197	$1.534754	447,744
	1998	$1.000000	$1.051197	2,154,770
Transamerica Capital Guardian U.S. Equity VP – Initial Class(1)	2007	$1.054511	$1.038273	4,079,498.265
Subaccount Inception Date July 1, 1998	2006	$0.971090	$1.054511	4,185,036.158
	2005	$0.926223	$0.971090	1,718,707.359
	2004	$0.855645	$0.926223	1,235,003.428
	2003	$0.635616	$0.855645	1,215,950.213
	2002	$0.845807	$0.635616	1,382.071.791
	2001	$0.887757	$0.845807	1,542,639
	2000	$0.964682	$0.887757	1,588,618
	1999	$1.122170	$0.964682	316,391
	1998	$1.000000	$1.122170	175,738
Transamerica Capital Guardian Value VP – Initial Class(1)	2007	$3.377360	$3.121177	1,950,298.750
Subaccount Inception Date July 3, 1997	2006	$2.939572	$3.377360	2,224,924.317
	2005	$2.767270	$2.939572	2,050,334.991
	2004	$2.404464	$2.767270	1,375,799.739
	2003	$1.811637	$2.404464	1,199,667.483
	2002	$2.316504	$1.811637	1,284,593.254
	2001	$2.202884	$2.316504	1,318,423
	2000	$2.115695	$2.202884	1,205,797
	1999	$2.208027	$2.115695	961,278
	1998	$2.086130	$2.208027	3,058,827

147

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Clarion Global Real Estate Securities VP – Initial Class(1)	2007	$2.561764	$2.356813	361,359.348
Subaccount Inception Date May 1, 2002	2006	$1.825716	$2.561764	339,221.434
	2005	$1.631387	$1.825716	210,464.438
	2004	$1.245119	$1.631387	227,875.411
	2003	$0.930127	$1.245119	148,962.732
	2002	$1.000000	$0.930127	290,951.386
Transamerica JPMorgan Enhanced Index VP – Initial Class(1)	2007	$1.684237	$1.736224	6,002,505.863
Subaccount Inception Date July 3, 1997	2006	$1.480999	$1.684237	5,763,390.084
	2005	$1.451467	$1.480999	2,997,231.217
	2004	$1.325747	$1.451467	2,591,428.094
	2003	$1.042538	$1.325747	2,392,308.579
	2002	$1.401905	$1.042538	2,763,540.698
	2001	$1.615156	$1.401905	3,498,073
	2000	$1.838549	$1.615156	3,848,389
	1999	$1.574288	$1.838549	3,001,172
	1998	$1.217647	$1.574288	4,212,857
Transamerica Jennison Growth VP – Initial Class(1)	2007	$0.915116	$1.006325	2,226,373.970
Subaccount Inception Date July 3, 1997	2006	$0.910023	$0.915116	2,251,668.880
	2005	$0.810917	$0.910023	1,911,021.817
	2004	$0.753515	$0.810917	971,713.348
	2003	$0.593335	$0.753515	675,300.157
	2002	$0.868714	$0.593335	872,194.727
	2001	$1.081530	$0.868714	1,144,267
	2000	$1.240246	$1.081530	1,128,456
	1999	$1.197456	$1.240246	941,151
	1998	$1.156993	$1.197456	4,355,755
Transamerica Legg Mason Partners All Cap VP – Initial Class(1)	2007	$1.328898	$1.324021	940,865.805
Subaccount Inception Date May 1, 2000	2006	$1.136546	$1.328898	916,153.845
	2005	$1.107261	$1.136546	619,924.943
	2004	$1.028766	$1.107261	547,285.903
	2003	$0.771838	$1.028766	544,737.176
	2002	$1.039580	$0.771838	512,988.743
	2001	$1.032666	$1.039580	480,533
	2000	$1.000000	$1.032666	345,974
Transamerica MFS High Yield VP – Initial Class(1)	2007	$1.334548	$1.340423	1,421,847.505
Subaccount Inception Date June 2, 1998	2006	$1.219659	$1.334548	1,416,497.613
	2005	$1.214656	$1.219659	594,717.388
	2004	$1.122105	$1.214656	634,725.389
	2003	$0.966374	$1.122105	1,050,654.492
	2002	$0.960010	$0.966374	892,285.770
	2001	$0.938048	$0.960010	777,202
	2000	$1.003083	$0.938048	708,577
	1999	$0.960378	$1.003083	625,740
	1998	$1.000000	$0.960378	277,923
Transamerica MFS International Equity VP – Initial Class(1)	2007	$1.206202	$1.298322	1,080,513.906
Subaccount Inception Date May 1, 2001	2006	$0.993791	$1.206202	752,716.311
	2005	$0.892808	$0.993791	398,254.261
	2004	$0.791771	$0.892808	342,560.610
	2003	$0.640777	$0.791771	317,202.291
	2002	$0.833205	$0.640777	105,277.157
	2001	$1.000000	$0.833205	15,089

148

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Marsico Growth VP – Initial Class(1)(2)	2007	$0.869361	$1.032219	2,048,808.170
Subaccount Inception Date May 1, 2000	2006	$0.836629	$0.869361	1,772,530.188
	2005	$0.781242	$0.836629	1,044,849.764
	2004	$0.705753	$0.781242	1,069,522.114
	2003	$0.566427	$0.705753	443,622.424
	2002	$0.775980	$0.566427	173,391.851
	2001	$0.916033	$0.775980	219,401
	2000	$1.000000	$0.916033	227,698
Transamerica PIMCO Total Return VP – Initial Class(1)	2007	$1.163454	$1.249982	2,912,389.759
Subaccount Inception Date May 1, 2002	2006	$1.132042	$1.163454	1,713072.241
	2005	$1.121717	$1.132042	1,182,789.326
	2004	$1.088527	$1.121717	714,569.883
	2003	$1.052178	$1.088527	679,841.292
	2002	$1.000000	$1.052178	383,157.619
Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2007	$3.416636	$3.480982	3,683,422.798
Subaccount Inception Date July 3, 1997	2006	$2.912133	$3.416636	3,880,414.306
	2005	$2.836258	$2.912133	2,901,223.591
	2004	$2.505001	$2.836258	2,405,871.694
	2003	$2.022500	$2.505001	2,012,238.972
	2002	$2.352249	$2.022500	2,305,320.429
	2001	$2.334702	$2.352249	2,657,580
	2000	$2.107761	$2.334702	2,368,905
	1999	$2.061049	$2.107761	1,874,944
	1998	$1.925022	$2.061049	5,183,439
Transamerica T. Rowe Price Growth Stock VP – Initial Class(1)	2007	$3.386439	$3.670436	3,177,028.309
Subaccount Inception Date July 3, 1997	2006	$3.028461	$3.386439	3,211,774.207
	2005	$2.892491	$3.028461	2,122,403.723
	2004	$2.669933	$2.892491	1,838,769.395
	2003	$2.070419	$2.669933	1,475,237.991
	2002	$2.719986	$2.070419	1,650,907.529
	2001	$3.066258	$2.719986	2,082,841
	2000	$3.124914	$3.066258	2,178,410
	1999	$2.587405	$3.124914	1,602,289
	1998	$2.043487	$2.587405	3,959,439
Transamerica T. Rowe Price Small Cap VP – Initial Class(1)	2007	$0.916411	$0.990536	1,221,579.823
Subaccount Inception Date May 1, 2000	2006	$0.897026	$0.916411	1,160,090.996
	2005	$0.822294	$0.897026	746,804.266
	2004	$0.755520	$0.822294	849,613.731
	2003	$0.545628	$0.755520	759,170.973
	2002	$0.761551	$0.545628	782,115.606
	2001	$0.855380	$0.761551	1,016.760
	2000	$1.000000	$0.855380	350,710
Transamerica Templeton Global VP – Initial Class(3)	2007	$0.701120	$0.398399	789,978.955
Subaccount Inception Date October 9, 2000	2006	$0.598455	$0.701120	1,154,869.996
	2005	$0.564642	$0.598455	544,766.618
	2004	$0.753804	$0.564642	683,725.360
	2003	$0.603147	$0.753804	23,897.182
	2002	$0.779219	$0.603147	9,359.356
	2001	$0.950187	$0.779219	9,361
	2000	$1.000000	$0.950187	1,000

149

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Balanced VP – Initial Class(1)	2007	$1.326575	$1.486147	79,737.490
Subaccount Inception Date May 1, 2002	2006	$1.232622	$1.326575	29,095.389
	2005	$1.157655	$1.232622	21,211.314
	2004	$1.056091	$1.157655	35,768.079
	2003	$0.940213	$1.056091	17,469.432
	2002	$1.000000	$0.940213	17,569.282
Transamerica Convertible Securities VP – Initial Class(1)	2007	$1.408357	$1.647615	352,608.197
Subaccount Inception Date May 1, 2002	2006	$1.287698	$1.408357	365,045.805
	2005	$1.256871	$1.287698	281,000.820
	2004	$1.126105	$1.256871	123,889.430
	2003	$0.923378	$1.126105	20,586.219
	2002	$1.000000	$0.923378	7,072.662
Transamerica Equity VP – Initial Class(1)	2007	$0.942483	$1.080758	19,179,279.680
Subaccount Inception Date May 1, 2000	2006	$0.879044	$0.942483	17,877,765.952
	2005	$0.764836	$0.879044	1,454,174.264
	2004	$0.669708	$0.764836	1,198,536.722
	2003	$0.517494	$0.669708	526,521.398
	2002	$0.674851	$0.517494	527,306.871
	2001	$0.830824	$0.674851	472,555
	2000	$1.000000	$0.830824	271,624
Transamerica Growth Opportunities VP – Initial Class(1)	2007	$1.655196	$2.009032	629,889.275
Subaccount Inception Date May 1, 2001	2006	$1.596837	$1.655196	442,810.639
	2005	$1.393038	$1.596837	226,788.876
	2004	$1.211201	$1.393038	225,981.082
	2003	$0.936005	$1.211201	27,264.422
	2002	$1.107646	$0.936005	59,324.891
	2001	$1.000000	$1.107646	22,959
Transamerica Money Market VP – Initial Class(1)	2007	$1.417616	$1.468242	3,338,997.333
Subaccount Inception Date July 3, 1997	2006	$1.372479	$1.417616	2,779,611.765
	2005	$1.352646	$1.372479	1,423,698.980
	2004	$1.357996	$1.352646	1,018,390.959
	2003	$1.366869	$1.357996	936,182.839
Transamerica Science & Technology VP – Initial Class(1)	2007	$0.751331	$0.983575	120,188.805
Subaccount Inception Date May 1, 2001	2006	$0.754243	$0.751331	93,523.998
	2005	$0.749322	$0.754243	26,740.749
	2004	$0.703168	$0.749322	37,685.876
	2003	$0.472335	$0.703168	60,277.607
	2002	$0.773994	$0.472335	3,982.531
	2001	$1.000000	$0.773994	12,144
Transamerica Small/Mid Cap Value VP – Initial Class(1)	2007	$5.326698	$6.552295	2,732,082.835
Subaccount Inception Date July 3, 1997	2006	$4.575107	$5.326698	2,860,344.804
	2005	$4.084993	$4.575107	2,558,326.072
	2004	$3.560345	$4.084993	2,176,672.064
	2003	$1.891803	$3.560345	1,527,621.090
	2002	$3.168906	$1.891803	1,831,806.132
	2001	$2.495215	$3.168906	2,320,400
	2000	$2.278888	$2.495215	2,058,766
	1999	$1.781970	$2.278888	1,327,061
	1998	$1.851229	$1.781970	4,007,193

150

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica U.S. Government Securities VP – Initial Class(1)	2007	$1.567147	$1.638874	2,371,508.665
Subaccount Inception Date July 3, 1997	2006	$1.538696	$1.567147	2,238,936.459
	2005	$1.526143	$1.538696	1,428,923.629
	2004	$1.498190	$1.526143	1,397,152.053
	2003	$1.475683	$1.498190	1,409,012.209
	2002	$1.414117	$1.475683	1,808,847.947
	2001	$1.364481	$1.414117	1,777,913
	2000	$1.255919	$1.364481	1,209,211
	1999	$1.283878	$1.255919	1,667,132
	1998	$1.215033	$1.283878	2,530,595
Transamerica Van Kampen Active International Allocation VP – Initial Class(1)	2007	$2.056012	$2.343832	4,160,567.033
Subaccount Inception Date July 3, 1997	2006	$1.687937	$2.056012	3,279,109.176
	2005	$1.504078	$1.687937	2,369,864.810
	2004	$1.314348	$1.504078	2,050,632.390
	2003	$1.003493	$1.314348	1,394,729.753
	2002	$1.225547	$1.003493	1,518,405.885
	2001	$1.613169	$1.225547	2,033,075
	2000	$2.001071	$1.613169	1,859,245
	1999	$1.529630	$2.001071	1,186,858
	1998	$1.346560	$1.529630	3,171,012
Transamerica Van Kampen Large Cap Core VP – Initial Class(1)	2007	$3.455380	$3.722594	1,865,984.378
Subaccount Inception Date July 3, 1997	2006	$3.175486	$3.455380	1,853,445.498
	2005	$2.942759	$3.175486	1,311,048.973
	2004	$2.646551	$2.942759	1,176,069.511
	2003	$2.216306	$2.646551	1,023,565.418
	2002	$2.687589	$2.216306	1,383,970.858
	2001	$2.932518	$2.687589	1,580,916
	2000	$3.160924	$2.932518	1,519,535
	1999	$2.530280	$3.160924	1,189,043
	1998	$2.171948	$2.530280	2,567,842
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class(1)	2007	$0.816984	$0.987189	131,554.363
Subaccount Inception Date May 1, 2001	2006	$0.753727	$0.816984	159,691.120
	2005	$0.710611	$0.753727	140,566.261
	2004	$0.672550	$0.710611	124,703.406
	2003	$0.532132	$0.672550	218,506.232
	2002	$0.806099	$0.532132	138,342,162
	2001	$1.000000	$0.806099	44,660
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.048367	$1.093594	0.000
Subaccount Inception Date November 3, 2003	2006	$1.031447	$1.048367	0.000
	2005	$1.025525	$1.031447	0.000
	2004	$1.010586	$1.025525	0.000
	2003	$1.000000	$1.010586	0.000
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.261880	$1.261330	288,504.858
Subaccount Inception Date July 3, 1997	2006	$1.132885	$1.261880	288,011.782
	2005	$1.089564	$1.132885	232,057.944
	2004	$0.996809	$1.089564	112,302.389
	2003	$0.758298	$0.996809	91,305.253
	2002	$1.000000	$0.758298	3,421.359
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.187421	$1.308318	81,082.549
Subaccount Inception Date May 1, 2002	2006	$1.135225	$1.187421	30,358.311
	2005	$1.060132	$1.135225	4,788.953
	2004	$1.010990	$1.060132	0.000
	2003	$0.793548	$1.010990	0.000
	2002	$1.000000	$0.793548	99.850

151

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.207946	$1.249071	490,843.630
Subaccount Inception Date May 1, 2001	2006	$1.046993	$1.207946	437,508.667
	2005	$1.014966	$1.046993	394,866.160
	2004	$0.925364	$1.014966	319,616.621
	2003	$0.709849	$0.925364	348,986.452
	2002	$0.925978	$0.709849	323,504.578
	2001	$1.000000	$0.925978	154,396
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$0.841626	$0.942925	371,658.355
Subaccount Inception Date May 1, 2001	2006	$0.858880	$0.841626	291,587.041
	2005	$0.758307	$0.858880	292,049.510
	2004	$0.709730	$0.758307	117,178.671
	2003	$0.583349	$0.709730	218,821.285
	2002	$0.855309	$0.583349	219,070.717
	2001	$1.000000	$0.855309	93,895
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2007	$1.288533	$1.490512	2,383,883.130
Subaccount Inception Date May 1, 2000	2006	$1.172486	$1.288533	1,906,492.672
	2005	$1.019188	$1.172486	1,341,014.381
	2004	$0.897454	$1.019188	948,527.350
	2003	$0.709863	$0.897454	845,177.760
	2002	$0.796290	$0.709863	598,150.543
	2001	$0.922538	$0.796290	451,182
	2000	$1.000000	$0.922538	249,903
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.434215	$1.432302	687,419.385
Subaccount Inception Date May 1, 2000	2006	$1.212580	$1.434215	737,661.535
	2005	$1.164636	$1.212580	865,129.504
	2004	$1.061718	$1.164636	641,931.367
	2003	$0.827945	$1.061718	542,833.388
	2002	$1.013361	$0.827945	596,091.862
	2001	$1.084290	$1.013361	391,666
	2000	$1.000000	$1.084290	48,227
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$0.867250	$1.083210	361,380.996
Subaccount Inception Date May 1, 2001	2006	$0.825131	$0.867250	184,369.015
	2005	$0.793008	$0.825131	186,122.463
	2004	$0.779797	$0.793008	46,737.101
	2003	$0.596567	$0.779797	52,368.283
	2002	$0.867866	$0.596567	52,906.325
	2001	$1.000000	$0.867866	52,299
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	2007	$0.820943	$0.994989	97,919.595
Subaccount Inception Date May 1, 2000	2006	$0.791876	$0.820943	128,187.178
	2005	$0.738821	$0.791876	96,672.848
	2004	$0.700898	$0.738821	98,168.070
	2003	$0.549208	$0.700898	89,202.199
	2002	$0.714054	$0.549208	91,723.824
	2001	$0.848316	$0.714054	89,854
	2000	$1.000000	$0.848316	108,777
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$2.035076	$2.314639	2,346,268.102
Subaccount Inception Date May 1, 2000	2006	$1.835788	$2.035076	2,234,591.913
	2005	$1.577251	$1.835788	1,898,876.480
	2004	$1.283034	$1.577251	1,354,304.031
	2003	$0.941019	$1.283034	1,209,840.203
	2002	$1.060517	$0.941019	1,322,364.598
	2001	$1.114623	$1.060517	1,133,980
	2000	$1.000000	$1.114623	661,304

152

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.507568	$1.567541	530,516.239
Subaccount Inception Date May 1, 2002	2006	$1.317677	$1.507568	508,292.982
	2005	$1.304413	$1.317677	230,735.447
	2004	$1.161919	$1.304413	152,567.995
	2003	$0.748696	$1.161919	36,688.153
	2002	$1.000000	$0.748696	3,244.389
Franklin Income Securities Fund – Class 2	2007	$1.000000	$0.970390	58,007.293
Subaccount Inception Date May 1, 2007
Mutual Shares Securities Fund – Class 2	2007	$1.000000	$0.964440	29,183.831
Subaccount Inception Date May 1, 2007
Templeton Foreign Securities Fund – Class 2	2007	$1.000000	$1.069077	268,805.675
Subaccount Inception Date May 1, 2007
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$0.554748	$0.665981	141,725.995
Subaccount Inception Date October 9, 2000	2006	$0.496441	$0.554748	161,657.113
	2005	$0.449324	$0.496441	167,440.444
	2004	$0.378196	$0.449324	72,962.568
	2003	$0.284558	$0.378196	66,040.650
	2002	$0.401433	$0.284558	68,017.175
	2001	$0.673903	$0.401433	144,765
	2000	$1.000000	$0.673903	32,897
Janus Aspen – Mid Cap Value Portfolio – Service Shares	2007	$1.357503	$1.434668	217,362.596
Subaccount Inception Date October 9, 2000	2006	$1.196244	$1.357503	199,140.693
	2005	$1.102643	$1.196244	169,657.276
	2004	$0.949174	$1.102643	65,340.006
	2003	$0.681560	$0.949174	78,661.551
	2002	$0.902500	$0.681560	94,228.378
	2001	$0.998916	$0.902500	386,453
	2000	$1.000000	$0.998916	30,695
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$0.680590	$0.733990	488,167.704
Subaccount Inception Date October 9, 2000	2006	$0.585137	$0.680590	368,512.466
	2005	$0.562018	$0.585137	236,405.689
	2004	$0.545222	$0.562018	214,079.914
	2003	$0.446997	$0.545222	211,192.705
	2002	$0.610114	$0.446997	261,813.956
	2001	$0.799555	$0.610114	252,062
	2000	$1.000000	$0.799555	102,305
MFS New Discovery Series – Service Class	2007	$1.188363	$1.198237	177,155.531
Subaccount Inception Date May 1, 2002	2006	$1.066994	$1.188363	86,850.831
	2005	$1.030063	$1.066994	33,500.165
	2004	$0.983457	$1.030063	28,745.158
	2003	$0.747360	$0.983457	21,314.044
	2002	$1.000000	$0.747360	23,176.865
MFS Total Return Series – Service Class	2007	$1.280957	$1.312887	519,571.732
Subaccount Inception Date May 1, 2002	2006	$1.163589	$1.280957	383,392.774
	2005	$1.149960	$1.163589	315,700.205
	2004	$1.050284	$1.149960	194,030.298
	2003	$0.918050	$1.050284	45,888.954
	2002	$1.000000	$0.918050	54,764.193

153

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Basic Value V.I. Fund	2007	$1.420094	$1.427262	2,105,701.597
Subaccount Inception Date July 3, 1997	2006	$1.180417	$1.420094	2,648,655.884
	2005	$1.161590	$1.180417	2,907,096.139
	2004	$1.059451	$1.161590	3,361,070.025
	2003	$0.805505	$1.059451	3,414,445.67
	2002	$1.000000	$0.805505	2,171,702.06
BlackRock Global Allocation V.I. Fund	2007	$1.712096	$1.977480	1,735,941.631
Subaccount Inception Date July 3, 1997	2006	$1.488268	$1.712096	787,572.076
	2005	$1.364102	$1.488268	644,526.632
	2004	$1.208156	$1.364102	346,775.546
	2003	$0.804321	$1.208156	300,020.86
	2002	$1.000000	$0.804321	47,143.40
BlackRock High Income VI Fund	2007	$1.439422	$1.455193	454,940.454
Subaccount Inception Date July 3, 1997	2006	$1.332101	$1.439422	501,415.546
	2005	$1.328841	$1.332101	432,007.433
	2004	$1.203853	$1.328841	422,542.874
	2003	$0.951877	$1.203853	465,041.55
	2002	$1.000000	$0.951877	338,904.90
Transamerica American Century Large Company Value VP – Service Class(1)	2007	$1.671730	$1.628168	172,982.438
Subaccount Inception Date May 1, 2001	2006	$1.417763	$1.671730	152,170.517
	2005	$1.383150	$1.417763	235,782.113
	2004	$1.233271	$1.383150	188,929.190
	2003	$1.000000	$1.233271	0.000
Transamerica Asset Allocation – Conservative VP – Service Class(1)	2007	$1.398275	$1.465065	5,216,196.100
Subaccount Inception Date May 1, 2002	2006	$1.297758	$1.398275	3,886,872.531
	2005	$1.251868	$1.297758	1,677,885.584
	2004	$1.158727	$1.251868	428,274.768
	2003	$1.000000	$1.158727	0.000
Transamerica Asset Allocation – Growth VP – Service Class(1)	2007	$1.765771	$1.874319	2,163,899.673
Subaccount Inception Date May 1, 2002	2006	$1.551604	$1.765771	938,513.095
	2005	$1.404276	$1.551604	329,338.607
	2004	$1.248932	$1.404276	126,415.690
	2003	$1.000000	$1.248932	87,264.977
Transamerica Asset Allocation – Moderate VP – Service Class(1)	2007	$1.503812	$1.599207	14,163,935.493
Subaccount Inception Date May 1, 2002	2006	$1.369719	$1.503812	7,909,362.255
	2005	$1.295146	$1.369719	4,927,623.769
	2004	$1.180666	$1.295146	1,338,727.609
	2003	$1.000000	$1.180666	128,668.868
Transamerica Asset Allocation – Moderate Growth VP – Service Class(1)	2007	$1.637730	$1.738795	24,872,688.743
Subaccount Inception Date May 1, 2002	2006	$1.461149	$1.637730	13,522,017.467
	2005	$1.349136	$1.461149	6,357,297.689
	2004	$1.207772	$1.349136	981,191.180
	2003	$1.000000	$1.207772	0.000
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.032112	$1.105324	4,349,362.747
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.032112	579,214.515
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.931542	$1.989530	893,047.675
Subaccount Inception Date May 1, 2000	2006	$1.677743	$1.931542	187,897.814
	2005	$1.468479	$1.677743	67,966.537
	2004	$1.260709	$1.468479	7,722.368
	2003	$1.000000	$1.260709	0.000

154

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian Global VP – Service Class(1)	2007	$1.749122	$1.831931	207,586.580
Subaccount Inception Date February 2, 1998	2006	$1.554244	$1.749122	144,639.962
	2005	$1.432568	$1.554244	53,616.520
	2004	$1.312143	$1.432568	0.000
	2003	$1.000000	$1.312143	0.000
Transamerica Capital Guardian U.S. Equity VP – Service Class(1)	2007	$1.535708	$1.509983	103,824.929
Subaccount Inception Date July 1, 1998	2006	$1.415922	$1.535708	79,118.807
	2005	$1.352264	$1.415922	76,586.316
	2004	$1.251112	$1.352264	0.000
	2003	$1.000000	$1.251112	0.000
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.796930	$1.657743	148,565.768
Subaccount Inception Date July 3, 1997	2006	$1.566401	$1.796930	75,502.649
	2005	$1.475955	$1.566401	70,299.040
	2004	$1.284690	$1.475955	1,273.373
	2003	$1.000000	$1.284690	1,275.931
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$2.599171	$2.388425	115,786.449
Subaccount Inception Date May 1, 2002	2006	$1.855246	$2.599171	32,510.516
	2005	$1.660425	$1.855246	13,804.873
	2004	$1.269513	$1.660425	1,270.494
	2003	$1.000000	$1.269513	1,273.045
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.538626	$1.584114	282,253.450
Subaccount Inception Date July 3, 1997	2006	$1.355718	$1.538626	161,462.875
	2005	$1.330739	$1.355718	217,023.827
	2004	$1.217705	$1.330739	158,504.779
	2003	$1.000000	$1.217705	0.000
Transamerica Jennison Growth VP– Service Class(1)	2007	$1.455795	$1.599086	29,005.868
Subaccount Inception Date July 3, 1997	2006	$1.451445	$1.455795	18,190.551
	2005	$1.295150	$1.451445	0.000
	2004	$1.205162	$1.295150	0.000
	2003	$1.000000	$1.205162	0.000
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.643512	$1.634710	301,674.907
Subaccount Inception Date May 1, 2000	2006	$1.407373	$1.643512	305,464.369
	2005	$1.373361	$1.407373	366,245.080
	2004	$1.277605	$1.373361	277,326.833
	2003	$1.000000	$1.277605	48,001.647
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.285516	$1.290857	76,140.317
Subaccount Inception Date June 2, 1998	2006	$1.177206	$1.285516	34,996.964
	2005	$1.174817	$1.177206	34,620.209
	2004	$1.086836	$1.174817	1,454.090
	2003	$1.000000	$1.086836	1,457.012
Transamerica MFS International Equity VP – Service Class(1)	2007	$1.909198	$2.051695	339,178.588
Subaccount Inception Date May 1, 2001	2006	$1.573346	$1.909198	111,225.153
	2005	$1.417665	$1.573346	11,388.922
	2004	$1.257247	$1.417665	9,149.813
	2003	$1.000000	$1.257247	650.772
Transamerica Marsico Growth VP – Service Class(1)(2)	2007	$1.462445	$1.734221	965,236.773
Subaccount Inception Date May 1, 2000	2006	$1.408780	$1.462445	565,971.364
	2005	$1.318758	$1.408780	598,783.292
	2004	$1.192513	$1.318758	263,698.513
	2003	$1.000000	$1.192513	99,540.462

155

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.075309	$1.154883	770,347.472
Subaccount Inception Date May 1, 2002	2006	$1.048392	$1.075309	289,909.893
	2005	$1.040825	$1.048392	217,093.216
	2004	$1.011723	$1.040825	56,159.850
	2003	$1.000000	$1.011723	7,695.212
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.654712	$1.683307	234,159.447
Subaccount Inception Date July 3, 1997	2006	$1.412035	$1.654712	84,401.342
	2005	$1.377884	$1.412035	60,489.347
	2004	$1.218401	$1.377884	39,245.791
	2003	$1.000000	$1.218401	0.000
Transamerica T. Rowe Price Growth Stock VP – Service Class(1)	2007	$1.532844	$1.658397	47,056.518
Subaccount Inception Date July 3, 1997	2006	$1.372412	$1.532844	24,087.959
	2005	$1.312796	$1.372412	14,879.622
	2004	$1.213849	$1.312796	23,075.489
	2003	$1.000000	$1.213849	0.000
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.612498	$1.739305	307,509.698
Subaccount Inception Date May 1, 2000	2006	$1.580617	$1.612498	273,536.450
	2005	$1.450314	$1.580617	308,970.480
	2004	$1.334243	$1.450314	260,664.647
	2003	$1.000000	$1.334243	0.000
Transamerica Templeton Global VP – Service Class(3)	2007	$1.343616	$0.762482	50,602.136
Subaccount Inception Date October 9, 2000	2006	$1.149052	$1.343616	98,408.747
	2005	$1.085463	$1.149052	39,675.734
	2004	$1.207910	$1.085463	0.000
	2003	$1.000000	$1.207910	0.000
Transamerica Balanced VP – Service Class(1)	2007	$1.375028	$1.538844	269,461.838
Subaccount Inception Date May 1, 2002	2006	$1.280899	$1.375028	78,317.905
	2005	$1.203735	$1.280899	37,777.859
	2004	$1.099798	$1.203735	37,792.201
	2003	$1.000000	$1.099798	37,808.010
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.439300	$1.680554	157,635.350
Subaccount Inception Date May 1, 2002	2006	$1.317623	$1.439300	106,058.671
	2005	$1.289055	$1.317623	22,150.089
	2004	$1.155678	$1.289055	0.000
	2003	$1.000000	$1.155678	0.000
Transamerica Equity VP – Service Class(1)	2007	$1.699640	$1.946886	76,010.101
Subaccount Inception Date May 1, 2000	2006	$1.588512	$1.699640	76,768.881
	2005	$1.383835	$1.588512	41,686.004
	2004	$1.212483	$1.383835	36,633.042
	2003	$1.000000	$1.212483	0.000
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.708229	$2.069592	8,001.993
Subaccount Inception Date May 1, 2001	2006	$1.649588	$1.708229	0.000
	2005	$1.441358	$1.649588	0.000
	2004	$1.253265	$1.441358	4,881.796
	2003	$1.000000	$1.253265	0.000
Transamerica Money Market VP – Service Class(1)	2007	$1.033653	$1.068957	1,533,353.384
Subaccount Inception Date July 3, 1997	2006	$1.002241	$1.033653	735,478.334
	2005	$0.989235	$1.002241	302,849.462
	2004	$0.994632	$0.989235	99,495.771
	2003	$1.000000	$0.994632	0.000

156

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Science & Technology VP – Service Class(1)	2007	$1.388698	$1.816297	0.000
Subaccount Inception Date May 1, 2001	2006	$1.396058	$1.388698	0.000
	2005	$1.388348	$1.396058	0.000
	2004	$1.307629	$1.388348	0.000
	2003	$1.000000	$1.307629	0.000
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.037718	$1.083556	231,851.222
Subaccount Inception Date July 3, 1997	2006	$1.019980	$1.037718	113,369.453
	2005	$1.013133	$1.019980	74,528.813
	2004	$0.997393	$1.013133	2,362.731
	2003	$1.000000	$0.997393	93,421.703
Transamerica Van Kampen Active International Allocation VP – Service Class(1)	2007	$2.049025	$2.331513	429,124.061
Subaccount Inception Date July 3, 1997	2006	$1.684932	$2.049025	263,302.727
	2005	$1.502279	$1.684932	194,154.044
	2004	$1.315176	$1.502279	169,126.161
	2003	$1.000000	$1.315176	0.000
Transamerica Van Kampen Large Cap Core VP – Service Class(1)	2007	$1.498128	$1.611051	96,075.454
Subaccount Inception Date July 3, 1997	2006	$1.378817	$1.498128	5,267.910
	2005	$1.279936	$1.378817	0.000
	2004	$1.152270	$1.279936	0.000
	2003	$1.000000	$1.152270	0.000
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.441000	$1.738726	46,604.257
Subaccount Inception Date May 1, 2001	2006	$1.331937	$1.441000	22,163.613
	2005	$1.257274	$1.331937	16,840.027
	2004	$1.191283	$1.257274	2,523.381
	2003	$1.000000	$1.191283	0.000
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.037718	$1.083556	231,851
Subaccount Inception Date November 3, 2003	2006	$1.019980	$1.037718	0.000
	2005	$1.013133	$1.019980	0.000
	2004	$0.997393	$1.013133	0.000
	2003	$1.000000	$0.997393	0.000
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.267676	$1.268385	505,873.079
Subaccount Inception Date July 3, 1997	2006	$1.136976	$1.267676	512,366.564
	2005	$1.092421	$1.136976	594,234.042
	2004	$0.998447	$1.092421	631,925.715
	2003	$0.758797	$0.998447	637,032.408
	2002	$1.000000	$0.758797	369,892.836
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.192910	$1.315674	34,438.774
Subaccount Inception Date May 1, 2002	2006	$1.139348	$1.192910	36,060.789
	2005	$1.062933	$1.139348	57,401.494
	2004	$1.012659	$1.062933	66,742.343
	2003	$0.794074	$1.012659	85,718.017
	2002	$1.000000	$0.794074	74,397.449
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.347197	$1.394446	434,288.805
Subaccount Inception Date May 1, 2001	2006	$1.166530	$1.347197	632,782.229
	2005	$1.129734	$1.166530	491,700.765
	2004	$1.028983	$1.129734	476,678.882
	2003	$0.788553	$1.028983	591,928.339
	2002	$1.000000	$0.788553	386,716.768

157

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$1.134725	$1.272565	496,877.158
Subaccount Inception Date May 1, 2001	2006	$1.156857	$1.134725	447,009.324
	2005	$1.020390	$1.156857	448,473.359
	2004	$0.954070	$1.020390	830,901.693
	2003	$0.783412	$0.954070	784,197.432
	2002	$1.000000	$0.783412	337,594.326
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2007	$1.574294	$1.822872	1,871,035.174
Subaccount Inception Date May 1, 2000	2006	$1.431098	$1.574294	1,264,575.302
	2005	$1.242763	$1.431098	1,133,572.721
	2004	$1.093234	$1.242763	1,017,226.398
	2003	$0.863856	$1.093234	1,163,723.293
	2002	$1.000000	$0.863856	678,634.412
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.424871	$1.424382	399,848.247
Subaccount Inception Date May 1, 2000	2006	$1.203501	$1.424871	371,448.076
	2005	$1.154787	$1.203501	339,604.423
	2004	$1.051697	$1.154787	306,126.791
	2003	$0.819327	$1.051697	352,561.273
	2002	$1.000000	$0.819327	234,242.883
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$1.087133	$1.359202	364,962.258
Subaccount Inception Date May 1, 2001	2006	$1.033325	$1.087133	310,526.836
	2005	$0.992121	$1.033325	328,824.419
	2004	$0.974625	$0.992121	325,882.574
	2003	$0.744894	$0.974625	272,176.821
	2002	$1.000000	$0.744894	188,359.748
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$1.863182	$2.121232	1,226,936.269
Subaccount Inception Date May 1, 2000	2006	$1.679083	$1.863182	1,093,006.091
	2005	$1.441197	$1.679083	1,183,132.295
	2004	$1.171204	$1.441197	1,185,433.830
	2003	$0.858157	$1.171204	1,239,687.170
	2002	$1.000000	$0.858157	1,070,873.550
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.514528	$1.576332	776,405.916
Subaccount Inception Date May 1, 2002	2006	$1.322459	$1.514528	782,501.272
	2005	$1.307865	$1.322459	913,314.278
	2004	$1.163843	$1.307865	950,157.451
	2003	$0.749188	$1.163843	891,402.824
	2002	$1.000000	$0.749188	659,038.652
Franklin Income Securities Fund – Class 2	2007	$1.000000	$0.971026	166,048.041
Subaccount Inception Date May 1, 2007
Mutual Shares Securities Fund – Class 2	2007	$1.000000	$0.965072	174,412.970
Subaccount Inception Date May 1, 2007
Templeton Foreign Securities Fund – Class 2	2007	$1.000000	$1.069777	31,734.287
Subaccount Inception Date May 1, 2007
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$1.560633	$1.875424	15,347.795
Subaccount Inception Date October 9, 2000	2006	$1.395231	$1.560633	15,072.461
	2005	$1.261578	$1.395231	82,942.422
	2004	$1.060809	$1.261578	159,513.423
	2003	$0.797389	$1.060809	151,386.478
	2002	$1.000000	$0.797389	57,340.565

158

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.194022	$1.288974	521,646.526
Subaccount Inception Date October 9, 2000	2006	$1.025549	$1.194022	460,374.057
	2005	$0.984054	$1.025549	474,187.759
	2004	$0.953700	$0.984054	572,726.174
	2003	$0.781122	$0.953700	544,209.967
	2002	$1.000000	$0.781122	293,214.223
MFS New Discovery Series – Service Class	2007	$1.193842	$1.204962	354,652.217
Subaccount Inception Date May 1, 2002	2006	$1.070861	$1.193842	325,379.535
	2005	$1.032777	$1.070861	281,556.736
	2004	$0.985079	$1.032777	334,379.449
	2003	$0.747860	$0.985079	278,449.912
	2002	$1.000000	$0.747860	160,754.242
MFS Total Return Series – Service Class	2007	$1.286878	$1.320266	836,584.310
Subaccount Inception Date May 1, 2002	2006	$1.167818	$1.286878	744,289.126
	2005	$1.153001	$1.167818	459,483.215
	2004	$1.052023	$1.153001	412,928.596
	2003	$0.918659	$1.052023	486,595.310
	2002	$1.000000	$0.918659	255,922.368
Transamerica American Century Large Company Value VP – Initial Class	2007	$1.430194	$1.396009	308,322.518
Subaccount Inception Date May 1, 2001	2006	$1.210492	$1.430194	348,125.937
	2005	$1.177364	$1.210492	279,935.440
	2004	$1.047037	$1.177364	196,899.069
	2003	$0.823545	$1.047037	221,015.018
	2002	$1.000000	$0.823545	137,071.187
Transamerica Asset Allocation – Conservative VP – Initial Class	2007	$1.323313	$1.389635	1,639,295.371
Subaccount Inception Date May 1, 2002	2006	$1.224786	$1.323313	3,309,182.671
	2005	$1.179538	$1.224786	1,586,674.001
	2004	$1.089116	$1.179538	1,760,242.980
	2003	$0.897589	$1.089116	1,906,847.172
	2002	$1.000000	$0.897589	876,495.345
Transamerica Asset Allocation – Growth VP – Initial Class	2007	$1.483425	$1.577851	1,142,235.347
Subaccount Inception Date May 1, 2002	2006	$1.299672	$1.483425	1,695,508.291
	2005	$1.172954	$1.299672	1,716,854.272
	2004	$1.040631	$1.172954	2,020,827.821
	2003	$0.805934	$1.040631	1,664,016.395
	2002	$1.000000	$0.805934	854,486.148
Transamerica Asset Allocation – Moderate VP – Initial Class	2007	$1.375068	$1.465301	7,058,685.729
Subaccount Inception Date May 1, 2002	2006	$1.249478	$1.375068	8,086,436.726
	2005	$1.177978	$1.249478	6,717,430.594
	2004	$1.071274	$1.177978	6,823,843.260
	2003	$0.869075	$1.071274	6,650,434.374
	2002	$1.000000	$0.869075	2,846,225.738
Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2007	$1.441971	$1.534546	5,236,914.626
Subaccount Inception Date May 1, 2002	2006	$1.283146	$1.441971	5,592,495.323
	2005	$1.182586	$1.283146	6,442,745.044
	2004	$1.055085	$1.182586	6,356,501.372
	2003	$0.840459	$1.055085	5,804,645.957
	2002	$1.000000	$0.840459	3,357,597.700

159

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica BlackRock Large Cap Value VP – Initial Class(4)	2007	$1.600985	$1.653630	408,040.581
Subaccount Inception Date May 1, 2000	2006	$1.387034	$1.600985	356,729.526
	2005	$1.211837	$1.387034	420,662.551
	2004	$1.037373	$1.211837	465,807.376
	2003	$0.809708	$1.037373	443,493.164
	2002	$1.000000	$0.809708	236,553.168
Transamerica Capital Guardian Global VP – Initial Class	2007	$1.475760	$1.548570	962,209.004
Subaccount Inception Date February 2, 1998	2006	$1.307639	$1.475760	1,056,272.173
	2005	$1.202232	$1.307639	973,075.229
	2004	$1.098404	$1.202232	955,599.429
	2003	$0.808601	$1.098404	830,077.482
	2002	$1.000000	$0.808601	625,870.167
Transamerica Capital Guardian U.S. Equity VP – Initial Class	2007	$1.319231	$1.300209	1,211,511.135
Subaccount Inception Date July 1, 1998	2006	$1.213677	$1.319231	1,339,022.026
	2005	$1.156474	$1.213677	1,203,195.773
	2004	$1.067291	$1.156474	1,611,534.272
	2003	$0.792055	$1.067291	1,649,789.133
	2002	$1.000000	$0.792055	1,226,256.128
Transamerica Capital Guardian Value VP – Initial Class	2007	$1.459676	$1.350305	1,170,082.953
Subaccount Inception Date July 3, 1997	2006	$1.269220	$1.459676	1,356,285.387
	2005	$1.193653	$1.269220	1,314,986.623
	2004	$1.036131	$1.193653	1,508,385.257
	2003	$0.779903	$1.036131	1,539,423.862
	2002	$1.000000	$0.779903	965,971.937
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2007	$2.573569	$2.370020	332,688.121
Subaccount Inception Date May 1, 2002	2006	$1.832327	$2.573569	470,126.875
	2005	$1.635687	$1.832327	493,157.934
	2004	$1.247170	$1.635687	527,534.266
	2003	$0.930745	$1.247170	494,319.066
	2002	$1.000000	$0.930745	292,267.526
Transamerica JPMorgan Enhanced Index VP – Initial Class	2007	$1.302033	$1.343558	355,020.538
Subaccount Inception Date July 3, 1997	2006	$1.143780	$1.302033	398,254.033
	2005	$1.119870	$1.143780	481,878.811
	2004	$1.021871	$1.119870	429,131.773
	2003	$0.802779	$1.021871	444,036.351
	2002	$1.000000	$0.802779	248,378.848
Transamerica Jennison Growth VP – Initial Class	2007	$1.166632	$1.284175	187,353.130
Subaccount Inception Date July 3, 1997	2006	$1.159008	$1.166632	174,247.336
	2005	$1.031770	$1.159008	116,717.978
	2004	$0.957795	$1.031770	133,750.390
	2003	$0.753450	$0.957795	133,010.504
	2002	$1.000000	$0.753450	76,322.248
Transamerica Legg Mason Partners All Cap VP – Initial Class(5)	2007	$1.328787	$1.325226	781,485.367
Subaccount Inception Date May 1, 2000	2006	$1.135338	$1.328787	943,616.981
	2005	$1.105003	$1.135338	952,347.725
	2004	$1.025659	$1.105003	1,182,161.415
	2003	$0.768745	$1.025659	1,090,111.057
	2002	$1.000000	$0.768745	422,351.461

160

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica MFS High Yield VP – Initial Class	2007	$1.372181	$1.379583	517,161.200
Subaccount Inception Date June 2, 1998	2006	$1.252826	$1.372181	658,632.668
	2005	$1.246462	$1.252826	683,544.972
	2004	$1.150343	$1.246462	835,611.020
	2003	$0.989712	$1.150343	853,805.903
	2002	$0.954934	$0.989712	426,277.791
Transamerica MFS International Equity VP – Initial Class(6)	2007	$1.496170	$1.612043	398,119.837
Subaccount Inception Date May 1, 2001	2006	$1.231481	$1.496170	442,854.473
	2005	$1.105264	$1.231481	473,430.930
	2004	$0.979225	$1.105264	468,813.006
	2003	$0.791709	$0.979225	483,606.412
	2002	$1.000000	$0.791709	201,773.940
Transamerica Marsico Growth VP – Initial Class(7)	2007	$1.475008	$1.753052	637,902.943
Subaccount Inception Date May 1, 2000	2006	$1.418087	$1.475008	626,726.179
	2005	$1.322924	$1.418087	508,575.894
	2004	$1.193911	$1.322924	31,344.704
	2003	$1.000000	$1.193911	51,120.812
Transamerica PIMCO Total Return VP – Initial Class	2007	$1.168829	$1.257002	3,485,248.199
Subaccount Inception Date May 1, 2002	2006	$1.136148	$1.168829	3,620,587.833
	2005	$1.124682	$1.136148	3,517,784.087
	2004	$1.090330	$1.124682	3,617,838.035
	2003	$1.052874	$1.090330	3,612,769.754
	2002	$1.000000	$1.052874	2,318,021.651
Transamerica T. Rowe Price Equity Income VP – Initial Class	2007	$1.426503	$1.454816	1,201,550.930
Subaccount Inception Date July 3, 1997	2006	$1.214671	$1.426503	1,574,277.610
	2005	$1.181867	$1.214671	1,838,223.059
	2004	$1.042793	$1.181867	1,620,842.533
	2003	$0.841110	$1.042793	1,818,429.181
	2002	$1.000000	$0.841110	1,068,795.427
Transamerica T. Rowe Price Growth Stock VP – Initial Class	2007	$1.342311	$1.456316	898,633.346
Subaccount Inception Date July 3, 1997	2006	$1.199234	$1.342311	1,056,550.111
	2005	$1.144273	$1.199234	1,220,627.660
	2004	$1.055194	$1.144273	1,496,073.109
	2003	$0.817448	$1.055194	1,435,087.254
	2002	$1.000000	$0.817448	853,039.860
Transamerica T. Rowe Price Small Cap VP – Initial Class	2007	$1.254498	$1.357315	617,950.246
Subaccount Inception Date May 1, 2000	2006	$1.226760	$1.254498	719,982.672
	2005	$1.123465	$1.226760	884,833.769
	2004	$1.031215	$1.123465	951,825.476
	2003	$0.744004	$1.031215	1,060,864.160
	2002	$1.000000	$0.744004	539,694.275
Transamerica Templeton Global VP – Initial Class(8)	2007	$1.388874	$0.789982	47,882.769
Subaccount Inception Date October 9, 2000	2006	$1.184338	$1.388874	107,515.521
	2005	$1.116318	$1.184338	42,495.629
	2004	$1.033137	$1.116318	18,101.734
	2003	$0.825826	$1.033137	18,876.611
	2002	$1.000000	$0.825826	25,480.593
Transamerica Balanced VP – Initial Class	2007	$1.332696	$1.494481	69,160.673
Subaccount Inception Date May 1, 2002	2006	$1.237092	$1.332696	73,801.759
	2005	$1.160714	$1.237092	83,067.528
	2004	$1.057833	$1.160714	85,354.474
	2003	$0.940839	$1.057833	100,544.543
	2002	$1.000000	$0.940839	63,625.690

161

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Convertible Securities VP – Initial Class	2007	$1.414865	$1.656873	435,614.028
Subaccount Inception Date May 1, 2002	2006	$1.292368	$1.414865	511,587.210
	2005	$1.260191	$1.292368	487,124.507
	2004	$1.127956	$1.260191	515,791.961
	2003	$0.923984	$1.127956	404,453.723
	2002	$1.000000	$0.923984	214,322.097
Transamerica Equity VP – Initial Class(9)	2007	$1.541267	$1.769136	596,898.693
Subaccount Inception Date May 1, 2000	2006	$1.436101	$1.541267	744,910.617
	2005	$1.248282	$1.436101	649,576.011
	2004	$1.091940	$1.248282	686,814.993
	2003	$0.842931	$1.091940	206,485.414
	2002	$1.000000	$0.842931	154,745.090
Transamerica Growth Opportunities VP – Initial Class	2007	$1.407439	$1.710005	303,405.622
Subaccount Inception Date May 1, 2001	2006	$1.356483	$1.407439	473,984.055
	2005	$1.182204	$1.356483	429,145.363
	2004	$1.026868	$1.182204	484,459.259
	2003	$0.792775	$1.026868	166,651.503
	2002	$1.000000	$0.792775	162,427.490
Transamerica Money Market VP – Initial Class	2007	$1.040621	$1.078853	1,245,589.671
Subaccount Inception Date July 3, 1997	2006	$1.006491	$1.040621	1,670,999.939
	2005	$0.990971	$1.006491	882,078.300
	2004	$0.993896	$0.990971	802,958.874
	2003	$0.999405	$0.993896	682,961.604
Transamerica Small/Mid Cap Value VP – Initial Class	2007	$1.766142	$2.174658	84,426.601
Subaccount Inception Date July 3, 1997	2006	$1.515446	$1.766142	154,140.280
	2005	$1.351774	$1.515446	165,773.954
	2004	$1.176997	$1.351774	177,107.523
	2003	$0.624786	$1.176997	184,776.166
	2002	$1.000000	$0.624786	270,032.372
Transamerica Science & Technology VP – Initial Class(10)	2007	$1.140761	$1.494887	143,115.532
Subaccount Inception Date May 1, 2001	2006	$1.144051	$1.140761	101,604.054
	2005	$1.135476	$1.144051	110,389.063
	2004	$1.064476	$1.135476	101,125.242
	2003	$0.714332	$1.064476	44,642.094
	2002	$1.000000	$0.714332	18,332.298
Transamerica U.S. Government Securities VP – Initial Class	2007	$1.111955	$1.163996	1,681,954.015
Subaccount Inception Date July 3, 1997	2006	$1.090697	$1.111955	1,749,934.021
	2005	$1.080729	$1.090697	1,691,953.248
	2004	$1.059877	$1.080729	1,656,064.059
	2003	$1.042912	$1.059877	1,655,492.145
	2002	$1.000000	$1.042912	1,389,505.540
Transamerica Van Kampen Active International Allocation VP – Initial Class	2007	$1.695068	$1.934279	826,628.424
Subaccount Inception Date July 3, 1997	2006	$1.390238	$1.695068	675,580.718
	2005	$1.237571	$1.390238	533,353.634
	2004	$1.080388	$1.237571	307,262.736
	2003	$0.824046	$1.080388	257,636.614
	2002	$1.000000	$0.824046	99,636.670
Transamerica Van Kampen Large Cap Core VP – Initial Class	2007	$1.368013	$1.475270	198,240.312
Subaccount Inception Date July 3, 1997	2006	$1.255965	$1.368013	264,793.921
	2005	$1.162777	$1.255965	263,704.550
	2004	$1.044706	$1.162777	277,444.584
	2003	$0.874009	$1.044706	268,697.734
	2002	$1.000000	$0.874009	214,769.043

162

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class	2007	$1.115871	$1.349671	359,870.597
Subaccount Inception Date May 1, 2001	2006	$1.028462	$1.115871	469,414.663
	2005	$0.968672	$1.028462	655,196.035
	2004	$0.915881	$0.968672	700,102.325
	2003	$0.723956	$0.915881	646,387.625
	2002	$1.000000	$0.723956	415,655.829

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Basic Value V.I. Fund	2007	$1.400005	$1.407785	3,035,057.257
Subaccount Inception Date July 3, 1997	2006	$1.163140	$1.400005	3,728,949.550
	2005	$1.144027	$1.163140	3,948,395.889
	2004	$1.042915	$1.144027	4,318,898.00
	2003	$0.792544	$1.042915	4,288,462.40
	2002	$0.975841	$0.792544	4,170,511.78
	2001	$1.000000	$0.975841	891,090
BlackRock Global Allocation V.I. Fund	2007	$1.855294	$2.143933	562,020.445
Subaccount Inception Date July 3, 1997	2006	$1.611945	$1.855294	511,552.667
	2005	$1.476737	$1.611945	260,220.675
	2004	$1.307272	$1.476737	148,216.67
	2003	$0.869886	$1.307272	39,321.46
	2002	$0.981284	$0.869886	39,818.21
	2001	$1.000000	$0.981284	1,000
BlackRock High Income VI Fund	2007	$1.441806	$1.458323	755,671.699
Subaccount Inception Date July 3, 1997	2006	$1.333658	$1.441806	1,269,285.254
	2005	$1.329750	$1.333658	1,392,488.735
	2004	$1.204082	$1.329750	1,260,738.65
	2003	$0.951595	$1.204082	1,249,778.43
	2002	$0.977820	$0.951595	1,369,869.11
	2001	$1.000000	$0.977820	274,630
Transamerica American Century Large Company Value VP – Initial Class(1)	2007	$1.302518	$1.272009	329,880.302
Subaccount Inception Date May 1, 2001	2006	$1.101883	$1.302518	542,614.438
	2005	$1.071206	$1.101883	594,087.848
	2004	$0.952152	$1.071206	651,845.687
	2003	$0.748541	$0.952152	611,913.894
	2002	$0.940149	$0.748541	580,090.907
	2001	$1.000000	$0.940149	92,008
Transamerica Asset Allocation – Conservative VP – Initial Class(1)	2007	$1.326374	$1.393535	950,354.248
Subaccount Inception Date May 1, 2002	2006	$1.227011	$1.326374	1,465,658.037
	2005	$1.181090	$1.227011	891,891.143
	2004	$1.090010	$1.181090	438,641.080
	2003	$0.897884	$1.090010	393,484.536
	2002	$1.000000	$0.897884	99.910
Transamerica Asset Allocation – Growth VP – Initial Class(1)	2007	$1.486851	$1.582269	1,689,550.428
Subaccount Inception Date May 1, 2002	2006	$1.302034	$1.486851	855,030.567
	2005	$1.174501	$1.302034	300,581.621
	2004	$1.041488	$1.174501	87,747.507
	2003	$0.806199	$1.041488	234,637.209
	2002	$1.000000	$0.806199	230,786.046

163

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Moderate VP – Initial Class(1)	2007	$1.378257	$1.469438	2,654,848.642
Subaccount Inception Date May 1, 2002	2006	$1.251752	$1.378257	2,207,404.606
	2005	$1.179545	$1.251752	2,216,653.107
	2004	$1.072164	$1.179545	2,391,625.786
	2003	$0.869359	$1.072164	1,515,767.344
	2002	$1.000000	$0.869359	394,905.744
Transamerica Asset Allocation – Moderate Growth VP – Initial Class(1)	2007	$1.445324	$1.538888	3,013,977.224
Subaccount Inception Date May 1, 2002	2006	$1.285492	$1.445324	2,338,315.700
	2005	$1.184162	$1.285492	2,030,869.964
	2004	$1.055976	$1.184162	2,585,982.521
	2003	$0.840747	$1.055976	1,079,814.916
	2002	$1.000000	$0.840747	243,545.678
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.032458	$1.106246	2,524.099
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.032458	0.000
Transamerica BlackRock Large Cap Value VP – Initial Class(1)	2007	$1.586029	$1.638984	474,844.629
Subaccount Inception Date May 1, 2000	2006	$1.373411	$1.586029	530,359.376
	2005	$1.199353	$1.373411	645,519.887
	2004	$1.026183	$1.199353	524,333.478
	2003	$0.800587	$1.026183	323,754.130
	2002	$0.944875	$0.800587	345,911.748
	2001	$1.000000	$0.944875	78,055
Transamerica Capital Guardian Global VP – Initial Class(1)	2007	$1.272097	$1.335529	494,871.993
Subaccount Inception Date February 2, 1998	2006	$1.126627	$1.272097	508,116.936
	2005	$1.035306	$1.126627	653,325.329
	2004	$0.945434	$1.035306	478,811.233
	2003	$0.695651	$0.945434	317,797.340
	2002	$0.875178	$0.695651	326,603.536
	2001	$1.000000	$0.875178	13,935
Transamerica Capital Guardian U.S. Equity VP – Initial Class(1)	2007	$1.187015	$1.170476	898,295.054
Subaccount Inception Date July 1, 1998	2006	$1.091494	$1.187015	1,017,289.771
	2005	$1.039535	$1.091494	954,865.704
	2004	$0.958896	$1.039535	1,088,817.710
	2003	$0.711263	$0.958896	1,074,544.413
	2002	$0.945070	$0.711263	1,041,318.861
	2001	$1.000000	$0.945070	93,088
Transamerica Capital Guardian Value VP – Initial Class(1)	2007	$1.502922	$1.391001	1,550,862.761
Subaccount Inception Date July 3, 1997	2006	$1.306178	$1.502922	1,896,311.859
	2005	$1.227809	$1.306178	1,821,770.604
	2004	$1.065254	$1.227809	2,028,613.426
	2003	$0.801427	$1.065254	1,651,529.668
	2002	$1.023245	$0.801427	1,660,061.823
	2001	$1.000000	$1.023245	311,539
Transamerica Clarion Global Real Estate Securities VP – Initial Class(1)	2007	$2.579503	$2.376670	106,626.809
Subaccount Inception Date May 1, 2002	2006	$1.835653	$2.579503	150,952.407
	2005	$1.637853	$1.835653	76,193.806
	2004	$1.248199	$1.637853	52,452.469
	2003	$0.931052	$1.248199	48,955.630
	2002	$1.000000	$0.931052	16,861.570

164

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica JPMorgan Enhanced Index VP – Initial Class(1)	2007	$1.088148	$1.123403	1,175,938.319
Subaccount Inception Date July 3, 1997	2006	$0.955422	$1.088148	1,490,599.505
	2005	$0.934991	$0.955422	959,649.992
	2004	$0.852747	$0.934991	845,403.520
	2003	$0.669596	$0.852747	728,148.836
	2002	$0.899067	$0.669596	744,144.999
	2001	$1.000000	$0.899067	170,071
Transamerica Jennison Growth VP – Initial Class(1)	2007	$0.926507	$1.020357	253,549.549
Subaccount Inception Date July 3, 1997	2006	$0.919997	$0.926507	225,598.003
	2005	$0.818602	$0.919997	193,613.176
	2004	$0.759530	$0.818602	130,410.962
	2003	$0.597188	$0.759530	5,878.870
	2002	$0.873072	$0.597188	26,824.008
	2001	$1.000000	$0.873072	10,086
Transamerica Legg Mason Partners All Cap VP – Initial Class(1)	2007	$1.218398	$1.215742	771,914.948
Subaccount Inception Date May 1, 2000	2006	$1.040511	$1.218398	1,110,594.711
	2005	$1.012203	$1.040511	1,106,429.851
	2004	$0.939060	$1.012203	1,190,868.567
	2003	$0.703500	$0.939060	1,227,481.355
	2002	$0.946133	$0.703500	1,326,410.487
	2001	$1.000000	$0.946133	277,733
Transamerica MFS High Yield VP – Initial Class(1)	2007	$1.373205	$1.381306	669,170.988
Subaccount Inception Date June 2, 1998	2006	$1.253150	$1.373205	945,006.421
	2005	$1.246176	$1.253150	958,814.443
	2004	$1.149503	$1.246176	1,039,048.714
	2003	$0.988505	$1.149503	945,857.760
	2002	$0.980546	$0.988505	668,239.890
	2001	$1.000000	$0.980546	128,926
Transamerica MFS International Equity VP – Initial Class(1)	2007	$1.216347	$1.311199	662,417.253
Subaccount Inception Date May 1, 2001	2006	$1.000666	$1.216347	991,642.666
	2005	$0.897669	$1.000666	1,063,768.216
	2004	$0.794901	$0.897669	756,138.449
	2003	$0.642367	$0.794901	883,158.814
	2002	$0.834029	$0.642367	564,907.520
	2001	$1.000000	$0.834029	245,426
Transamerica Marsico Growth VP – Initial Class(1)(2)	2007	$0.998009	$1.186728	712,717.919
Subaccount Inception Date May 1, 2000	2006	$0.959028	$0.998009	810,347.365
	2005	$0.894235	$0.959028	793,861.415
	2004	$0.806626	$0.894235	711,432.925
	2003	$0.646422	$0.806626	497,779.306
	2002	$0.884268	$0.646422	502,530.925
	2001	$1.000000	$0.884268	263,027
Transamerica PIMCO Total Return VP – Initial Class(1)	2007	$1.171534	$1.260541	1,255,653.034
Subaccount Inception Date May 1, 2002	2006	$1.138214	$1.171534	1,593,652.349
	2005	$1.126172	$1.138214	1,131,601.004
	2004	$1.091227	$1.126172	1,031,424.520
	2003	$1.053222	$1.091227	1,136,788.575
	2002	$1.000000	$1.053222	730,334.216

165

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2007	$1.447058	$1.476501	2,553,177.011
Subaccount Inception Date July 3, 1997	2006	$1.231572	$1.447058	3,039,351.318
	2005	$1.197716	$1.231572	2,484,754.294
	2004	$1.056260	$1.197716	3,096,980.033
	2003	$0.851550	$1.056260	2,561,029.409
	2002	$0.988919	$0.851550	2,757,519.217
	2001	$1.000000	$0.988919	641,370
Transamerica T. Rowe Price Growth Stock VP – Initial Class(1)	2007	$1.172985	$1.273242	2,620,389.166
Subaccount Inception Date July 3, 1997	2006	$1.047441	$1.172985	2,966,875.977
	2005	$0.920713	$1.047441	2,809,414.098
	2004	$0.920713	$0.998938	2,455,926.094
	2003	$0.712910	$0.920713	2,113,251.130
	2002	$0.935195	$0.712910	2,332,528.627
	2001	$1.000000	$0.935195	562,032
Transamerica T. Rowe Price Small Cap VP – Initial Class(1)	2007	$1.158869	$1.254462	578,877.332
Subaccount Inception Date May 1, 2000	2006	$1.132689	$1.158869	740,864.123
	2005	$1.036804	$1.132689	902,884.564
	2004	$0.951198	$1.036804	922,663.843
	2003	$0.685942	$0.951198	1,082,207.561
	2002	$0.955974	$0.685942	1,121,595.884
	2001	$1.000000	$0.955974	126,060
Transamerica Templeton Global VP – Initial Class(3)	2007	$1.204306	$0.685341	174,045.787
Subaccount Inception Date October 9, 2000	2006	$1.026448	$1.204306	269,284.789
	2005	$0.967022	$1.026448	174,435.106
	2004	$0.894511	$0.967022	134,120.169
	2003	$0.714658	$0.894511	112,489.143
	2002	$0.921911	$0.714658	105,241.149
	2001	$1.000000	$0.921911	34,780
Transamerica Balanced VP – Initial Class(1)	2007	$1.335781	$1.498683	25,852.406
Subaccount Inception Date May 1, 2002	2006	$1.239342	$1.335781	38,754.249
	2005	$1.162240	$1.239342	38,851.115
	2004	$1.058695	$1.162240	21,572.926
	2003	$0.941146	$1.058695	21,679.022
	2002	$1.000000	$0.941146	99.910
Transamerica Convertible Securities VP – Initial Class(1)	2007	$1.418146	$1.661544	146,887.385
Subaccount Inception Date May 1, 2002	2006	$1.294720	$1.418146	142,024.649
	2005	$1.261856	$1.294720	52,551.206
	2004	$1.128889	$1.261856	33,666.427
	2003	$0.924287	$1.128889	10,933.864
	2002	$1.000000	$0.924287	99.910
Transamerica Equity VP – Initial Class(1)	2007	$1.227724	$1.409942	2,668,723.448
Subaccount Inception Date May 1, 2000	2006	$1.143396	$1.227724	2,403,831.317
	2005	$0.993375	$1.143396	1,193,892.400
	2004	$0.868532	$0.993375	1,289,128.283
	2003	$0.670137	$0.868532	736,208.988
	2002	$0.872609	$0.670137	994,698.989
	2001	$1.000000	$0.872609	245,830
Transamerica Growth Opportunities VP – Initial Class(1)	2007	$1.669130	$2.028961	427,706.229
Subaccount Inception Date May 1, 2001	2006	$1.607904	$1.669130	579,804.055
	2005	$1.400632	$1.607904	677,299.748
	2004	$1.215991	$1.400632	726,666.825
	2003	$0.938318	$1.215991	266,858.120
	2002	$1.108736	$0.938318	298,152.367
	2001	$1.000000	$1.108736	103,014

166

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Money Market VP – Initial Class(1)	2007	$1.055380	$1.094695	2,803,113.582
Subaccount Inception Date July 3, 1997	2006	$1.020274	$1.055380	1,244,578.705
	2005	$1.004042	$1.020274	733,616.745
	2004	$1.006504	$1.004042	714,141.937
	2003	$1.011588	$1.006504	760,607.724
Transamerica Science & Technology VP – Initial Class(1)	2007	$0.757657	$0.993336	99,002.145
Subaccount Inception Date May 1, 2001	2006	$0.759472	$0.757657	96,681.614
	2005	$0.753409	$0.759472	85,906.790
	2004	$0.705945	$0.753409	86,178.230
	2003	$0.473501	$0.705945	113,061.854
	2002	$0.774757	$0.473501	102,242.399
	2001	$1.000000	$0.774757	118,826
Transamerica Small/Mid Cap Value VP – Initial Class(1)	2007	$1.657650	$2.042093	2,637,797.361
Subaccount Inception Date July 3, 1997	2006	$1.421656	$1.657650	2,979,134.782
	2005	$1.267497	$1.421656	2,802,571.422
	2004	$1.103071	$1.267497	3,014,770.294
	2003	$0.585256	$1.103071	2,672,494.596
	2002	$0.978906	$0.585256	3,293,032.918
	2001	$1.000000	$0.978906	680,486
Transamerica U.S. Government Securities VP – Initial Class(1)	2007	$1.134988	$1.188702	1,974,917.722
Subaccount Inception Date July 3, 1997	2006	$1.112738	$1.134988	2,992,316.908
	2005	$1.102034	$1.112738	2,776,720.582
	2004	$1.080238	$1.102034	2,808,895.024
	2003	$1.062441	$1.080238	3,219,804.739
	2002	$1.016603	$1.062441	3,474,144.524
	2001	$1.000000	$1.016603	549,854
Transamerica Van Kampen Active International Allocation VP – Initial Class(1)	2007	$1.403238	$1.602061	1,552,208.978
Subaccount Inception Date July 3, 1997	2006	$1.150322	$1.403238	1,464,376.841
	2005	$1.023500	$1.150322	1,378,413.110
	2004	$0.893060	$1.023500	1,291,814.401
	2003	$0.680836	$0.893060	618,179.887
	2002	$0.830259	$0.680836	598,957.784
	2001	$1.000000	$0.830259	86,172
Transamerica Van Kampen Large Cap Core VP – Initial Class(1)	2007	$1.249638	$1.348278	1,894,776.828
Subaccount Inception Date July 3, 1997	2006	$1.146722	$1.249638	2,065,596.044
	2005	$1.061119	$1.146722	1,688,849.862
	2004	$0.952895	$1.061119	2,036,497.323
	2003	$0.796805	$0.952895	1,581,165.185
	2002	$0.964813	$0.796805	1,681,401.994
	2001	$1.000000	$0.964813	606,384
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class(1)	2007	$0.823890	$0.997022	785,548.220
Subaccount Inception Date May 1, 2001	2006	$0.758974	$0.823890	1,035,665.029
	2005	$0.714492	$0.758974	1,203,740.477
	2004	$0.675216	$0.714492	1,306,789.911
	2003	$0.533456	$0.675216	1,388,594.798
	2002	$0.806903	$0.533456	2,204,412.828
	2001	$1.000000	$0.806903	377,353
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.053261	$1.100331	0.000
Subaccount Inception Date November 3, 2003	2006	$1.034732	$1.053261	0.000
	2005	$1.027279	$1.034732	0.000
	2004	$1.010822	$1.027279	0.000
	2003	$1.000000	$1.010822	0.000

167

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.270636	$1.271980	28,590.780
Subaccount Inception Date July 3, 1997	2006	$1.139065	$1.270636	14,194.928
	2005	$1.093885	$1.139065	0.000
	2004	$0.999279	$1.093885	0.000
	2003	$0.759054	$0.999279	0.000
	2002	$1.000000	$0.759054	42,461.523
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.195666	$1.319374	13,909.065
Subaccount Inception Date May 1, 2002	2006	$1.141419	$1.195666	44,922.136
	2005	$1.064339	$1.141419	0.000
	2004	$1.013497	$1.064339	0.000
	2003	$0.794340	$1.013497	0.000
	2002	$1.000000	$0.794340	99.910
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.218097	$1.261449	1,297,791.879
Subaccount Inception Date May 1, 2001	2006	$1.054234	$1.218097	1,939,418.245
	2005	$1.020495	$1.054234	2,253,919.210
	2004	$0.929033	$1.020495	2,593,744.737
	2003	$0.711608	$0.929033	2,960,088.281
	2002	$0.926892	$0.711608	2,850,562.724
	2001	$1.000000	$0.926892	518,898
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$0.848701	$0.952272	545,112.699
Subaccount Inception Date May 1, 2001	2006	$0.864830	$0.848701	721,876.332
	2005	$0.762441	$0.864830	921,256.559
	2004	$0.712537	$0.762441	1,075,117.181
	2003	$0.584791	$0.712537	1,592,267.943
	2002	$0.770183	$0.584791	1,546,736.466
	2001	$1.000000	$0.856157	509,161
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2007	$1.544135	$1.788832	1,070,600.013
Subaccount Inception Date May 1, 2000	2006	$1.402996	$1.544135	1,122,649.002
	2005	$1.217763	$1.402996	957,736.899
	2004	$1.070719	$1.217763	877,701.983
	2003	$0.845652	$1.070719	903,636.920
	2002	$0.947203	$0.845652	892,593.822
	2001	$1.000000	$0.947203	165,537
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.337042	$1.337242	464,400.119
Subaccount Inception Date May 1, 2000	2006	$1.128753	$1.337042	523,756.167
	2005	$1.082525	$1.128753	476,246.811
	2004	$0.985400	$1.082525	564,163.301
	2003	$0.767303	$0.985400	594,701.497
	2002	$0.937746	$0.767303	550,045.604
	2001	$1.000000	$0.937746	76,893
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$0.874541	$1.093944	188,850.859
Subaccount Inception Date May 1, 2001	2006	$0.830834	$0.874541	142,663.614
	2005	$0.797318	$0.830834	147,620.614
	2004	$0.782870	$0.797318	254,067.164
	2003	$0.598043	$0.782870	463,098.979
	2002	$0.868717	$0.598043	343,592.321
	2001	$1.000000	$0.868717	90,444
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	2007	$1.057895	$1.284076	89,261.563
Subaccount Inception Date May 1, 2000	2006	$1.018922	$1.057895	97,305.365
	2005	$0.949257	$1.018922	104,833.751
	2004	$0.899200	$0.949257	107,971.465
	2003	$0.703559	$0.899200	108,249.828
	2002	$0.913372	$0.703559	209,107.008
	2001	$1.000000	$0.913372	32,325

168

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$1.989658	$2.266360	1,173,932.387
Subaccount Inception Date May 1, 2000	2006	$1.792176	$1.989658	1,370,846.387
	2005	$1.537512	$1.792176	1,390,058.699
	2004	$1.248854	$1.537512	1,352,964.418
	2003	$0.914603	$1.248854	1,353,943.158
	2002	$1.029218	$0.914603	1,664,798.002
	2001	$1.000000	$1.029218	222,446
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.517999	$1.580730	99,911.916
Subaccount Inception Date May 1, 2002	2006	$1.324841	$1.517999	149,505.663
	2005	$1.309575	$1.324841	164,785.420
	2004	$1.164786	$1.309575	128,750.295
	2003	$0.749434	$1.164786	196,260.502
	2002	$1.000000	$0.749434	104,084.605
Franklin Income Securities Fund – Class 2	2007	$1.000000	$0.971353	16,083.832
Subaccount Inception Date May 1, 2007
Mutual Shares Securities Fund – Class 2	2007	$1.000000	$0.965403	6,441.419
Subaccount Inception Date May 1, 2007
Templeton Foreign Securities Fund – Class 2	2007	$1.000000	$1.070130	5,622.834
Subaccount Inception Date May 1, 2007
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$1.072245	$1.289164	93,422.659
Subaccount Inception Date October 9, 2000	2006	$0.958132	$1.072245	118,849.217
	2005	$0.865925	$0.958132	154,137.402
	2004	$0.727757	$0.865925	154,620.181
	2003	$0.546769	$0.727757	149,425.595
	2002	$0.770183	$0.546769	167,137.379
	2001	$1.000000	$0.770183	32,357
Janus Aspen – Mid Cap Value Portfolio – Service Shares	2007	$1.374155	$1.454423	62,054.922
Subaccount Inception Date October 9, 2000	2006	$1.209131	$1.374155	45,552.006
	2005	$1.112886	$1.209131	86,934.106
	2004	$0.956576	$1.112886	110,995.797
	2003	$0.685852	$0.956576	111,127.621
	2002	$0.906817	$0.685852	115,229.879
	2001	$1.000000	$0.906817	59,102
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$0.940727	$1.016044	662,169.098
Subaccount Inception Date October 9, 2000	2006	$0.807605	$0.940727	960,049.097
	2005	$0.774544	$0.807605	997,700.061
	2004	$0.750275	$0.774544	1,064,183.988
	2003	$0.614202	$0.750275	1,127,013.431
	2002	$0.837086	$0.614202	1,330,626.326
	2001	$1.000000	$0.837086	198,635
MFS New Discovery Series – Service Class	2007	$1.196609	$1.208354	54,618.434
Subaccount Inception Date May 1, 2002	2006	$1.072810	$1.196609	44,606.892
	2005	$1.034152	$1.072810	13,882.640
	2004	$0.985901	$1.034152	14,057.930
	2003	$0.748106	$0.985901	12,921.904
	2002	$1.000000	$0.748106	13,073.612
MFS Total Return Series – Service Class	2007	$1.289840	$1.323958	78,651.717
Subaccount Inception Date May 1, 2002	2006	$1.169929	$1.289840	85,305.983
	2005	$1.154522	$1.169929	141,296.068
	2004	$1.052890	$1.154522	101,626.459
	2003	$0.918965	$1.052890	32,133.945
	2002	$1.000000	$0.918965	73,983.989

169

CONDENSED FINANCIAL INFORMATION — (Continued)

(1)	Transamerica Series Trust — All underlying subaccounts under Transamerica Series Trust have added to and/or revised the subaccount name to include Transamerica at the beginning of the subaccount name and VP to the end of the subaccount name.

(2)	This subaccount was re-opened on May 1, 2003. If you purchased your policy before May 1, 2003, then you may only invest in the Initial Class shares. If you purchased your policy on or after May 1, 2003, you may only invest in Service Class shares.

(3)	Formerly known as Templeton Transamerica Global.

The Transamerica Small/Mid Cap Value VP — Service Class, Transamerica Value Balanced VP — Service Class, Transamerica Index 50 VP — Service Class, Transamerica Index 75 VP — Service Class and Fidelity — VIP Balanced Portfolio — Service Class 2 had not commenced operations as of December 31, 2007 therefore, comparable data is not available.

170

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Life Insurance Company

Years Ended December 31, 2007, 2006 and 2005

Transamerica Life Insurance Company

Financial Statements and Schedules– Statutory Basis

Years Ended December 31, 2007, 2006 and 2005

• Ernst & Young LLP Suite 3000 801 Grand Avenue Des Moines, IA 50309-2764	• Phone: (515) 243-2727 www.ey.com

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (an indirect wholly owned subsidiary of AEGON N.V.) as of December 31, 2007 and 2006, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2007. Our audit also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Life Insurance Company at December 31, 2007 and 2006, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2007.

A member firm of Ernst & Young Global Limited

1

• Ernst & Young LLP

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2007 and 2006, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2007, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 3 to the financial statements, in 2006 Transamerica Life Insurance Company changed its accounting for investments in certain low income housing tax credit properties and in 2005 the Company changed its method of accounting for certain subsidiaries and affiliates.

[GRAPHIC]

March 28, 2008

A member firm of Ernst & Young Global Limited

2

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2007	2006
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$1,182,364	$1,552,965
Bonds:
Affiliated entities	512,234	501,180
Unaffiliated	27,987,619	32,103,292
Preferred stocks:
Affiliated entities	1,627	1,085
Unaffiliated	1,328,054	1,689,094
Common stocks:
Affiliated entities (cost: 2007 - $85,125; 2006 - $84,843)	84,902	82,202
Unaffiliated (cost: 2007 - $169,868; 2006 - $366,148)	175,403	393,176
Mortgage loans on real estate	6,038,594	5,760,667
Real estate (net of encumbrances):
Home office properties	6,160	6,237
Properties held for production of income	2,463	2,466
Properties held for sale	20,268	21,508
Policy loans	92,978	130,144
Receivable for securities	55,363	6,651
Other invested assets	2,152,611	1,543,092

Total cash and invested assets	39,640,640	43,793,759
Premiums deferred and uncollected	20,822	20,444
Due and accrued investment income	767,993	853,244
Reinsurance balances recoverable	5,078	2,914
Net deferred income tax asset	139,589	108,342
Receivable from parent, subsidiaries, and affiliates	69,694	165,881
Other admitted assets	105,384	109,938
Separate account assets	32,759,905	28,875,013

Total admitted assets	$73,509,105	$73,929,535

3

	December 31
	2007	2006
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$3,887,337	$4,040,838
Annuity	19,297,739	23,038,230
Accident and health	896,258	812,961
Policy and contract claim reserves:
Life	33,849	35,143
Accident and health	43,078	39,502
Liabilities for deposit-type contracts	5,962,783	7,085,285
Other policyholders’ funds	2,542	2,646
Remittances and items not allocated	135,840	167,889
Borrowed money	—	493,336
Asset valuation reserve	816,295	803,012
Interest maintenance reserve	176,160	159,356
Case level liabilities	20,561	18,865
Other liabilities	439,903	503,931
Reinsurance in unauthorized companies	15,612	—
Funds held under coinsurance and other reinsurance treaties	7,008,745	5,950,970
Transfers from separate accounts due or accrued (including $(469,120) and $(477,683) accrued for expense allowances recognized in reserves, net of reinsured allowances)	(472,791)	(482,082)
Federal and foreign income taxes payable (including $175,872 and $50,291 on realized capital gains (losses) at December 31, 2007 and 2006, respectively)	111,200	20,923
Payable for securities	133,303	90,398
Payable to affiliates	251,087	230,656
Separate account liabilities	32,759,855	28,874,898

Total liabilities	71,519,356	71,886,757
Capital and surplus:
Common stock, $10 per share par value, 1,000,000 shares authorized, 316,955 issued and outstanding shares	3,170	3,170
Preferred stock, Series A, $10 per share par value, 42,500 shares authorized and issued (total liquidation value - $58,000); Series B, $10 per share par value, 250,000 shares authorized, 87,755 shares issued and 30,415 shares outstanding as of December 31, 2007 and 87,755 shares issued and outstanding at December 31, 2006 (total liquidation value - $877,550)	1,302	1,302
Treasury stock, Series A Preferred, $10 per share par value, 42,500 shares and Series B Preferred, $10 per share par value, 57,340 shares as of December 31, 2007. Series A Preferred, 10 per share par value, 57,340 shares as of December 31, 2006.	(631,400)	(58,000)
Paid-in surplus	1,437,881	1,437,768
Unassigned surplus	1,178,796	658,538

Total capital and surplus	1,989,749	2,042,778

Total liabilities and capital and surplus	$73,509,105	$73,929,535

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$113,191	$392,558	$734,878
Annuity	5,168,514	4,322,254	4,191,484
Accident and health	198,224	194,973	178,855
Net investment income	2,293,196	2,376,911	2,390,054
Amortization of interest maintenance reserve	14,771	21,795	39,488
Commissions and expense allowances on reinsurance ceded	55,684	187,363	105,759
Consideration for reinsurance recapture	253,942	—	—
Income from fees associated with investment management, administration and contract guarantees for separate accounts	418,291	369,936	276,684
Reserve adjustments on reinsurance ceded	1,324,466	1,234,064	(219,021)
Income from administrative service agreement with TFA	48,726	42,513	—
Other income	55,569	51,256	62,744

	9,944,574	9,193,623	7,760,925
Benefits and expenses:
Benefits paid or provided for:
Life	143,572	115,217	118,906
Accident and Health	129,402	113,547	102,075
Surrender benefits	8,253,615	7,291,738	5,415,085
Other benefits	1,425,984	1,487,689	1,380,601
Increase (decrease) in aggregate reserves for policies and contracts:
Life	(153,501)	32,072	45,992
Annuity	(3,787,437)	(3,863,633)	(1,974,994)
Accident and health	83,297	98,588	86,538

	6,094,932	5,275,218	5,174,203
Insurance expenses:
Commissions	452,260	435,419	425,434
General insurance expenses	268,195	253,636	242,493
Insurance taxes, licenses and fees	39,076	41,256	27,899
Net transfers to separate accounts	1,727,725	2,417,521	1,365,516
Reinsurance reserve recapture	—	—	813
Change in case liability	20,561	18,865	13,640
Consideration paid on reinsurance transaction	607,721	—	—
Other expenses	621,276	396,828	216,748

	3,736,814	3,563,525	2,292,543

Total benefits and expenses	9,831,746	8,838,743	7,466,746

Gain from operations before dividends to policyholders, federal income tax expense and net realized capital gains on investments	112,828	354,880	294,179
Dividends to policyholders	534	557	455

Gain from operations before federal income tax expense and net realized capital gains on investments	112,294	354,323	293,724
Federal income tax expense	71,239	136,412	4,302

Gain from operations before net realized capital gains on investments	41,055	217,911	289,422
Net realized capital gains on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	229,723	114,487	9,223

Net income	$270,778	$332,398	$298,645

See accompanying notes.

5

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2005	$2,578	$425	$—	$575,000	$1,787,236	$205,372	$2,570,611
Net income	—	—	—	—	—	298,645	298,645
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	39,668	39,668
Change in other non-admitted assets		—	—	—		(1,718)	(1,718)
Change in asset valuation reserve	—	—	—	—	—	(146,776)	(146,776)
Repayment of surplus in separate accounts	—	—	—	—	—	199	199
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	(17,011)	(17,011)
Change in net deferred income tax asset	—	—	—	—	—	34,505	34,505
Cumulative effect of change in accounting principle	—	—	—	—	—	(6,668)	(6,668)
Issuance of common stock in connection with statutory merger	592	877	—	—	(1,812)	343	—
Return of capital	—	—	—		(348,051)	—	(348,051)
Reinsurance transactions	—	—	—	—	—	(5,982)	(5,982)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	—	623	—	623

Balance at December 31, 2005	$3,170	$1,302	$—	$575,000	$1,437,996	$400,577	$2,418,045

6

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus - Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2005	$3,170	$1,302	$—	$575,000	$1,437,996	$400,577	$2,418,045
Cumulative effect of change in accounting principle	—	—	—	—	—	(1,665)	(1,665)
Net income	—	—	—	—	—	332,398	332,398
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	105,010	105,010
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	(3,602)	(3,602)
Change in other non-admitted assets	—	—	—	—	—	(98,040)	(98,041)
Change in asset valuation reserve	—	—	—	—	—	(139,821)	(139,821)
Repayment of surplus in separate accounts	—	—	—	—	—	79	79
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	17,264	17,264
Change in net deferred income tax asset	—	—	—	—	—	91,021	91,021
Reinsurance transactions	—	—	—	—	—	4,640	4,640
Dividend to stockholders	—	—	—	—	—	(69,803)	(69,803)
Repurchase of Series A preferred stock	—	—	(58,000)	—	—	—	(58,000)
Correction of prior period error	—	—	—	—	—	20,480	20,480
Repayment of surplus notes	—	—	—	(575,000)	—	—	(575,000)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	—	(228)	—	(228)

Balance at December 31, 2006	$3,170	$1,302	$(58,000)	$—	$1,437,768	$658,538	$2,042,778

7

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus - Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2006	$3,170	$1,302	$(58,000)	$—	$1,437,768	$658,538	$2,042,778
Net income	—	—	—	—	—	270,778	270,778
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	122,039	122,039
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	6,861	6,861
Change in other non-admitted assets	—	—	—	—	—	51,329	51,329
Change in asset valuation reserve	—	—	—	—	—	(13,283)	(13,283)
Repayment of surplus in separate accounts	—	—	—	—	—	(64)	(64)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	(15,612)	(15,612)
Change in net deferred income tax asset	—	—	—	—	—	(6,996)	(6,996)
Reinsurance transactions	—	—	—	—	—	187,828	187,828
Dividend to stockholders	—	—	—	—	—	(51,600)	(51,600)
Change in reserve on account of change in valuation basis	—	—	—	—	—	(1,736)	(1,736)
Repurchase of Series B preferred stock	—	—	(573,400)	—	—	—	(573,400)
Tax benefit on stock options exercised	—	—	—	—	2	—	2
Correction of prior period error	—	—	—	—	—	(29,286)	(29,286)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	—	111	—	111

Balance at December 31, 2007	$3,170	$1,302	$(631,400)	$—	$1,437,881	$1,178,796	$1,989,749

See accompanying notes.

8

Transamerica Life Insurance Company

Statements of Cash Flow - Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
Operating activities
Premiums collected, net of reinsurance	$5,470,210	$4,910,880	$5,105,476
Net investment income	2,484,234	2,490,060	2,466,077
Miscellaneous income	2,305,880	1,972,319	259,085
Benefit and loss related payments	(11,509,376)	(10,395,471)	(7,792,780)
Net transfers to separate accounts	(1,720,824)	(2,326,426)	(1,199,281)
Commissions, expenses paid and aggregate write-ins for deductions	(1,998,299)	(1,155,948)	(985,993)
Dividends paid to policyholders	(521)	(523)	(584)
Federal and foreign income taxes paid	(140,792)	(53,236)	(175,128)

Net cash used in operating activities	(5,109,488)	(4,558,345)	(2,323,128)
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	19,515,825	18,812,848	23,151,411
Common stocks	422,290	200,499	83,756
Preferred stocks	587,261	398,977	361,028
Mortgage loans	992,102	1,271,404	1,303,236
Real estate	1,508	7,004	15,683
Other invested assets	492,895	346,990	284,913
Receivable for securities	42,905	66,568	17,374
Miscellaneous proceeds	5,856	—	11,490

Total investment proceeds	22,060,642	21,104,290	25,228,891
Cost of investments acquired:
Bonds	(15,271,610)	(16,845,468)	(20,643,565)
Common stock	(148,636)	(361,184)	(106,718)
Preferred stock	(179,343)	(468,081)	(223,919)
Mortgage loans	(1,269,740)	(1,266,019)	(1,346,022)
Real estate	(394)	(2,486)	(303)
Other invested assets	(861,354)	(609,485)	(396,494)
Payable for securities	(48,712)	—	(1,346,713)
Miscellaneous applications	(5,777)	(13,718)	(5,322)

Total cost of investments acquired	(17,785,566)	(19,566,441)	(24,069,056)
Net decrease (increase) in policy loans	37,166	(6,923)	(6,969)

Net cost of investments acquired	(17,748,400)	(19,573,364)	(24,076,025)

Net cash provided by investing activities	$4,312,242	$1,530,926	$1,152,866

9

Transamerica Life Insurance Company

Statements of Cash Flow - Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
Financing and miscellaneous activities
Other cash provided:
Borrowed funds received (returned)	$(491,075)	$482,624	$8,450
Net deposits (withdrawals) on deposit-type contract funds and other liabilities without life or disability contingencies	399,533	542,778	(360,558)
Funds held under reinsurance treaty with unauthorized reinsurers	1,055,389	3,654,695	973,428
Other sources	87,798	249,848	(74,352)

Total cash provided	1,051,645	4,929,945	546,968

Other cash applied:
Dividends paid to stockholders	(51,600)	(42,588)	—
Repurchase of surplus notes	—	(575,000)	—
Repurchase of preferred stock	(573,400)	(58,000)
Capital distribution	—	—	(348,051)

Total other cash applied	(625,000)	(675,588)	(348,051)

Net cash provided by financing and miscellaneous activities	426,645	4,254,357	198,917

Net increase (decrease) in cash, cash equivalents and short-term investments	(370,601)	1,226,938	(971,345)
Cash, cash equivalents and short-term investments:
Beginning of year	1,552,965	326,027	1,297,372

End of year	$1,182,364	$1,552,965	$326,027

Supplemental disclosure of cash flow information for non-cash transactions:
Dividend paid in non-affiliated stock	$—	$27,215	$—

Noncash proceeds:

Hybrid schedule reclass	$7,200	$1,231,903	$—

See accompanying notes.

10

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

December 31, 2007

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company) is a stock life insurance company and is owned by AEGON USA, Inc. (100% of preferred shares) and Transamerica Occidental Life Insurance Company (100% of common shares). AEGON USA, Inc. (AEGON) and Transamerica Occidental Life Insurance Company (TOLIC) are both indirect wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

On October 1, 2005, the Company completed a merger with Transamerica Life Insurance and Annuity Company (TALIAC), which was a wholly-owned subsidiary of an affiliate, TOLIC. The merger was accounted for in accordance with Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger. Prior to the merger of the Company and TALIAC, TALIAC owned 34,295 shares and AEGON owned 223,500 shares in common stock of the Company. TOLIC owned 100% (25,000 shares) of the outstanding common shares of TALIAC prior to the merger. As a result of the merger, the 34,295 outstanding shares of the Company previously held by TALIAC were retired and considered authorized but unissued stock of the merged entity. AEGON exchanged its 223,500 common shares of the Company for 87,755 shares of a newly issued Series B non-voting class of preferred stock of the merged entity, shares equivalent in value to that of the common shares previously held. Also in conjunction with the merger, the TALIAC stock was deemed cancelled by operation of law. In exchange for its agreement to merge TALIAC into the Company, TOLIC received 316,955 shares of the merged entity, which was an equivalent fair value of the TALIAC stock that was deemed cancelled. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of TALIAC were carried forward to the merged company. Total capital and surplus of the Company was reduced by the value of the Company’s stock held by TALIAC prior to the merger in the amount of $171,482.

11

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Summarized financial information for the Company and TALIAC restated for the period prior to the merger is as follows:

Nine Months Ended September 30 2005

Unaudited
Revenues:
Company	$3,371,185
TALIAC	2,857,854
Merger elimination	(51,949)

As restated	$6,177,090

Net income:
Company	$72,538
TALIAC	158,430
Merger elimination	(51,949)

As restated	$179,019

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, structured settlements, pension products, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico, and the US Virgin Islands. Sales of the Company’s products are primarily through the Company’s agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Fair value for statutory purposes is based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP is based on quoted market prices.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CCO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual bond or mortgage loan sold. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Non-admitted Assets: Certain assets designated as “non-admitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and for guaranteed interest in group annuity contracts are recorded and for guaranteed interest in group annuity contracts using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

account value and interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software, and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are non-admitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes`, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years and a valuation allowance is established for deferred income tax assets not realizable.

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Surplus Notes: Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC (SVO) has ascribed an NAIC designation of a 6), are reported at cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC (SVO) and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Beginning in 2006, hybrid securities, not classified as debt by the SVO, are reported as preferred stock. Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. Reclassifications of securities from bonds to preferred stock have been made by the Company in the amount of $7,200 and $1,231,903 as of December 31, 2007 and 2006, respectively, due to the SVO identification of such securities. Although the classification has changed, these hybrid securities continue to meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating. A corresponding reclassification was not made as of December 31, 2005.

Common stocks of unaffiliated companies and mutual funds are carried at fair value as determined by the SVO and the related unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes. Common stocks of affiliated noninsurance companies are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses.

The Company is restricted to trading Primus Guaranty, Ltd (Primus) and ACA Capital Holdings, Inc. (ACA), both common stock holdings, due to its ownership interest, which would require special securities filings prior to executing any purchase or sale transactions in regard to these securities. The carrying amount in Primus, which is carried at fair value, as of December 31, 2007 and 2006 was $39,134 and $64,479, respectively. The carrying amount in ACA, which is carried at fair value, as of December 31, 2007 was $629. ACA was not restricted as of December 31, 2006.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other than temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Real estate occupied by the Company is reported at cost less allowances for depreciation. Land is reported at cost. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balances.

The Company has minor ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying GAAP equity of the investee. The Company did not recognize impairment write-downs for its investments in joint ventures and limited partnerships during the year ended December 31, 2007. The Company recognized impairment write-downs for its investments in joint ventures and limited partnerships in the amount of $2,172 and $2,261, during the years ended December 31, 2006 and 2005, respectively.

Investments in Low Income Housing Tax Credits (LIHTC) Properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Other “admitted assets” are valued principally at cost.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2007 and 2006, the Company excluded investment income due and accrued of $302 and $1,299, respectively, with respect to such practices.

The carrying amounts of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying amount of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying amount are recognized as realized losses on investments.

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company enters into municipal reverse repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the market value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus along with any adjustments for federal income taxes, until the transaction is terminated.

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. Cross currency swap agreements are contracts to exchange two principal amounts of two currencies at the prevailing exchange rate at inception of the contract. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the hedged instrument. For cross currency swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 indices. The Company uses S&P 500 and NASDAQ 1000 futures and/or options to hedge the liability option risk associated with these products. Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and fair value adjustments are recorded in unassigned surplus.

Capped floating rate commercial mortgage loans and interest rate caps that are designated as hedges and meet hedge accounting rules are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income for forward-starting interest rate swaps begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The carrying value of derivative instruments is reflected in either the other invested assets or the other liabilities line within the balance sheet, depending upon the net balance of the derivatives as of the end of the reporting period. As of December 31, 2007 and 2006, derivatives in the amount of $174,391 and $157,037, respectively, were reflected in the other liabilities line within the financial statements.

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by the Insurance Division, Department of Commerce, of the State of Iowa.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.0 to 6.0 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. The Company returns any portion of the final premium beyond the date of death.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.25 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits or changes in reserve in the statement of operations.

The Company issues funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with market value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with market value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist. The Company received variable contract premiums of $5,533,742, $4,875,079 and $3,593,932 in 2007, 2006 and 2005, respectively. In addition, the Company received $418,291, $369,936 and $276,684, in 2007, 2006 and 2005, respectively, related to fees associated with investment management, administration, and contractual guarantees for separate accounts.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and revenues are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Stock Option and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2007, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an expense of $(159), $(272) and $359 for the years ended December 31, 2007, 2006 and 2005 respectively. In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $270, $44 and $264 for years ended December 31, 2007, 2006 and 2005 respectively.

Reclassifications

Certain reclassifications have been made to the 2005 and 2006 financial statements to conform to the 2007 presentation.

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

2. Prescribed and Permitted Statutory Accounting Practices

The financial statements of the Company are presented in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. The Insurance Division, Department of Commerce, of the State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting financial condition and results of operations of an insurance company, and for determining its solvency under the Iowa Insurance Law.

The NAIC’s Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Iowa. The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to reserve credits with respect to secondary guarantee reinsurance treaties. As prescribed by Iowa Administrative Code 191-17.3(2), the commissioner found that the Company is entitled to take reserve credit for such a reinsurance contract in the amount equal to the portion of total reserves attributable to the secondary guarantee, whereas this type of reinsurance does not meet the specific requirements of SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance and Appendix A-791 of the NAIC SAP.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	2007	2006	2005
Net income (loss), State of Iowa basis	$241,492	$332,398	$298,645
State prescribed practice for secondary guarantee reinsurance	—	—	—

Net income (loss), NAIC SAP	$241,492	$332,398	$298,645

Statutory surplus, State of Iowa basis	$1,989,749	$2,042,778	$2,418,045
State prescribed practice for secondary guarantee reinsurance	(286,392)	—	—

Statutory surplus, NAIC SAP	$1,703,357	$2,042,778	$2,418,045

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

3. Accounting Changes and Correction of Errors

Effective January 1, 2006, the Company adopted SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments. This statement established statutory accounting principles for investments in federal and certain state sponsored Low Income Housing Tax Credit (LIHTC) properties. SSAP No. 93 states that LIHTC investments shall be initially recorded at cost and amortized based on the proportion of tax benefits received in the current year to the total estimated tax benefits to be allocated to the investor. Prior to 2006, the Company’s investments in LIHTC investments were reported in accordance with SSAP No. 48 and SSAP No. 88 and carried at audited GAAP equity. The cumulative effect is the difference between the audited GAAP equity amount at December 31, 2005 and the amortized cost assuming the new accounting principles had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by $1,665 at January 1, 2006.

Effective January 1, 2005, the Company adopted SSAP No. 88, Investments in Subsidiary, Controlled and Affiliated Entities (SCA entities). According to SSAP No. 88, noninsurance subsidiaries are carried at audited GAAP equity. Prior to 2005, the Company’s investments in noninsurance subsidiaries were reported in accordance with SSAP No. 46, Investments in Subsidiary, Controlled and Affiliated Entities, and carried at statutory equity. The cumulative effect is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by $6,668 at January 1, 2005.

Effective January 1, 2005, the Company adopted SSAP No. 91, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SSAP No. 91 addresses, among other things, the criteria that must be met in order to account for certain asset transfers as sales rather than collateralized borrowings. Transfers impacted by SSAP No. 91 that the Company engages in include securities lending, repurchase and reverse repurchase agreements and dollar reverse repurchase agreements. In accordance with SSAP No. 91, if specific criteria are met, reverse repurchase agreements and dollar reverse repurchase agreements are accounted for as collateralized borrowings and repurchase agreements are accounted for as collateralized lending. The cumulative effect of the adoption of this SSAP is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. This change of accounting principle had no impact on unassigned surplus as of January 1, 2005.

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

3. Accounting Changes and Correction of Errors (continued)

During 2007, the Company discovered that the cash surrender value used in the calculation of statutory reserves for a specific product did not reflect the three percent guarantee that is a part of the strategy option. As a result, the reserve balance was understated by $45,055 as of and for the year ended 2006. The current year statement of operations reflects a decrease in the change in reserve balance with an offset to unassigned surplus to correct this error.

During 2006, the Company discovered that the Interest Maintenance Reserve (IMR) incorrectly included interest-related realized gains and losses associated with specific assets supporting a block of business in which the policyholders were being credited the daily return on such investments. As a result, the IMR balance was overstated by $20,480 as of and for the year ended 2005. The 2006 financials reflect a reduction in the IMR balance with an offset to unassigned surplus to correct this error.

4. Capital and Surplus

On December 26, 2006, the Company repurchased its 42,500 shares of non-voting Series A preferred shares for $58,000, which is reflected as treasury stock as of December 31, 2006. On December 19, 2007, the Company repurchased 57,340 shares of its Series B preferred shares for $573,400. The par value of each class of preferred stock is $10 per share and the liquidation value of Series A is $1,365 per share and Series B is $10 per share. The per share liquidation values shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the Series A preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the Series B preferred shares shall be entitled to receive dividends equal to the rate of six percent of the issue price of the Series B preferred Stock. Holders of both series of preferred stock have no right to cause mandatory or optional redemption of the shares. As of December 31, 2007 and 2006, cumulative unpaid dividends relating to the preferred shares were $24,881 and $23,828, respectively.

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

4. Capital and Surplus (continued)

The Company paid a preferred stock dividend of $51,600 to its Series B preferred stock shareholder, AEGON, on December 19, 2007. The Company paid a preferred stock dividend of $42,588 to its Series A and Series B preferred shareholder, AEGON, on December 26, 2006. On October 23, 2006, the Company paid a preferred stock dividend to AEGON through a transfer of a non-affiliated investment in common stock with a fair value of $27,215. The Company did not pay a common stock dividend to its parent company during 2007 or 2006. On September 29, 2005, the Company distributed $338,551 to its parent company of record on that date, AEGON, a return of additional paid-in capital. In addition, the Company distributed $9,500 as a return of additional paid-in capital to its preferred shareholder, AEGON, on September 29, 2005.

On December 19, 2006, the Company repaid the surplus notes outstanding in the amount of $575,000 with AEGON with approval from the Iowa Insurance Division.

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2007, the Company meets the RBC requirements.

5. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, cash equivalents and short-term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Investment securities: Fair values for investment securities are based on unit prices published by the SVO or, in the absence of SVO published unit prices or when amortized cost is used by the SVO as the unit price, quoted market prices by other third party organizations, where available.

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments. For equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

5. Fair Values of Financial Instruments (continued)

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy loans: The fair value of policy loans is assumed to equal their carrying amount.

Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the quoted market price at the balance sheet date. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements.

Credit default swaps: Estimated fair value of credit default swaps are based upon the pricing differential for similar swap agreements.

Receivable from or payable to parents, subsidiaries, and affiliates: The fair values for short-term notes receivable from and payable to affiliates are assumed to equal their carrying amount.

Separate accounts: The fair value of separate account assets are based on quoted market prices. The fair value of separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For investment contract with no defined maturity, fair value is estimated to be the present surrender value.

Borrowed money: Fair values for borrowed money are estimated using discounted cash flow analyses based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

5. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2007		2006
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash, cash equivalents and short-term investments	$1,182,364	$1,182,364	$1,552,965	$1,552,965
Unaffiliated bonds	27,987,619	27,899,563	32,103,292	32,462,380
Unaffiliated preferred stocks	1,328,054	1,243,658	1,689,094	1,773,025
Unaffiliated common stocks	175,403	175,403	393,176	393,176
Mortgage loans on real estate	6,038,594	6,086,856	5,760,667	5,863,158
Policy loans	92,978	92,978	130,144	130,144
Interest rate caps	4,454	4,454	10,793	10,793
Receivable from parents, subsidiaries and affiliates	69,694	69,694	503,881	503,881
Separate account assets	32,759,905	32,759,905	28,875,013	28,875,013
Liabilities
Investment contract liabilities	24,409,453	24,956,387	29,617,295	30,115,504
Swaps	(179,775)	166,946	(167,913)	348,111
Borrowed money	—	—	493,336	493,336
Separate account annuity liabilities	24,693,597	24,693,979	22,890,368	22,890,368

6. Investments

The carrying amounts and estimated fair values of non-affiliated investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2007
Bonds:
United States Government and agencies	$400,772	$9,166	$202	$1,859	$407,877
State, municipal and other government	654,523	40,467	7,092	7,246	680,652
Public utilities	1,746,365	46,100	6,580	13,849	1,772,036
Industrial and miscellaneous	16,313,521	424,640	166,084	157,223	16,414,854
Mortgage and other asset-backed securities	8,872,438	51,606	219,631	80,269	8,624,144

	27,987,619	571,979	399,589	260,446	27,899,563
Unaffiliated preferred stocks	1,328,054	19,956	87,248	17,104	1,243,658

	$29,315,673	$591,935	$486,837	$277,550	$29,143,221

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2006
Bonds:
United States Government and agencies	$423,901	$2,140	$876	$5,701	$419,464
State, municipal and other government	684,807	61,035	1,710	10,418	733,714
Public utilities	2,159,941	85,344	3,766	20,344	2,221,175
Industrial and miscellaneous	18,867,823	549,897	47,310	211,195	19,159,214
Mortgage and other asset-backed securities	9,966,820	46,050	9,222	74,836	9,928,813

	32,103,292	744,466	62,884	322,494	32,462,380
Unaffiliated preferred stocks	1,689,094	94,679	2,098	8,650	1,773,025

	$33,792,386	$839,145	$64,982	$331,144	$34,235,405

The Company held bonds and preferred stock at December 31, 2007 and 2006 with a carrying value of $47,219 and $44,139, respectively, and amortized cost of $58,807 and $56,799, respectively, that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

At December 31, 2007 and 2006, for securities that have been in a continuous loss position for greater than or equal to twelve months, the Company held 1,027 and 1,502 securities with a carrying amount of $6,911,761 and $11,033,069 and an unrealized loss of $277,550 and $331,144 with an average price of 96.0 and 97.0 (NAIC market value/amortized cost), respectively. Of this portfolio, 95.0% and 94.4% were investment grade with associated unrealized losses of $245,901 and $291,095, respectively.

At December 31, 2007 and 2006, for securities in an unrealized loss position less than twelve months, the Company held 1,134 and 808 securities with a carrying amount of $9,766,323 and $5,751,378 and an unrealized loss of $486,837 and $64,982 with an average price of 95.0 and 46.7 (NAIC market value/amortized cost), respectively. Of this portfolio, 90.0% and 96.8% were investment grade with associated unrealized losses of $398,133 and $52,315, respectively.

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

The Company closely monitors below investment grade holdings and those investment grade issuers and industry sectors where the Company has concerns. The Company also regularly monitors industry sectors. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount. Additionally, financial condition, near term prospects of the issuer, nationally recognized credit rating changes and cash flow trends and underlying levels of collateral, for asset-backed securities only, are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired in the period the determination is made.

The estimated fair value of bonds, common stocks and preferred stocks with gross unrealized losses at December 31, 2007 and 2006 is as follows:

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2007
Bonds:
United States Government and agencies	$32,613	$74,807	$107,420
State, municipal and other government	121,626	82,427	204,053
Public utilities	287,588	436,534	724,122
Industrial and miscellaneous	4,462,473	3,790,402	8,252,875
Mortgage and other asset-backed securities	3,729,867	2,062,829	5,792,696

	8,634,167	6,446,999	15,081,166
Unaffiliated preferred stocks	645,319	187,211	832,530
Unaffiliated common stocks	45,390	—	45,390

	$9,324,876	$6,634,210	$15,959,086

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2006
Bonds:
United States Government and agencies	$101,985	$203,936	$305,921
State, municipal and other government	107,264	103,700	210,964
Public utilities	325,631	618,315	943,946
Industrial and miscellaneous	3,082,806	6,373,498	9,456,304
Mortgage and other asset-backed securities	1,890,306	3,081,179	4,971,485

	5,507,992	10,380,628	15,888,620
Unaffiliated preferred stocks	178,404	321,295	499,699
Unaffiliated common stocks	75,770	—	75,770

	$5,762,166	$10,701,923	$16,464,089

The carrying amounts and estimated fair values of bonds at December 31, 2007, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$1,274,677	$1,270,825
Due after one year through five years	9,186,021	9,256,980
Due after five years through ten years	4,757,998	4,760,097
Due after ten years	3,896,485	3,987,517

	19,115,181	19,275,419
Mortgage and other asset-backed securities	8,872,438	8,624,144

	$27,987,619	$27,899,563

At December 31, 2007, the Company’s banking sector portfolio reported $138,938 in unrealized losses. The absolute exposure to the banking sector is large and of high quality. Because of the banking sector’s size, the absolute dollar amount of unrealized losses is large, but the overall market value as a percent of book value on all securities in an unrealized loss position is 94%. While the sector has some exposure to the subprime market, the issuers are highly diversified and any impact is not expected to be material to their credit profile.

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

There is one individual issuer rated below investment grade in the banking sector. The Company’s exposure to Northern Rock PLC bonds is rated B3 and has unrealized losses of $37,989. Northern Rock PLC, a British mortgage bank, suffered a run on the bank in the fall of 2007. The Bank of England has provided guarantees and liquidity support to stabilize this UK mortgage lender, and its support is expected to continue until a buyer can be found. Given the support provided by the Bank of England, the Company does not consider Northern Rock PLC to be impaired as of December 31, 2007. Subsequent to year end, Northern Rock PLC, failed to find bids that suited the Bank of England’s loan repayment requirements. As a result, Northern Rock PLC has been nationalized. The Company’s bonds continue to remain as listed securities even under what has been described as temporary public ownership, and no impairment appears warranted.

Sub-prime mortgages are loans to homebuyers who have weak or impaired credit histories, are loans that are non-conforming or are loans that are second in priority. The Company’s businesses in the United States do not sell or buy sub-prime mortgages directly. The Company’s position is related to so-called “asset-backed securities” (ABS). These securities are pools of mortgages that have been securitized and offered to investors as asset-backed securities, where the mortgages are collateral. Most of the underlying mortgages within the pool have FICO scores below 660. Therefore, the ABS has been classified by the Company as a sub-prime mortgage position. Also included in the Company’s total sub-prime mortgage position are ABS with second lien mortgages as collateral. The second lien mortgages may not necessarily have sub-prime FICO scores; however, the Company has included these ABS in its sub-prime position as it’s the second priority in terms of repayment. The Company does not have any “direct” residential mortgages to sub-prime borrowers outside of the ABS structures.

For ABS in an unrealized loss position, the Company considers them for impairment when there has been an adverse change in estimated cash flows from the cash flows previously projected at purchase, which is in accordance with SSAP 43, Loan-backed and Structured Securities. The Company did not impair any of its sub-prime mortgage positions in 2007 or 2006.

The following table provides the actual cost, carrying value and fair value by asset class of the Company’s sub-prime mortgage position at December 31, 2007:

	Actual Cost	Carrying Value	Fair Value
Residential Mortgage Backed Securities	$1,464,313	$1,463,975	$1,365,233
Collateralized Debt Obligations	6,579	6,579	6,579

	$1,470,892	$1,470,554	$1,371,812

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

The following table provides the actual cost, carrying value and fair value by asset class of the Company’s sub-prime mortgage position at December 31, 2007, which are reported off balance sheet for statutory reporting purposes.

	Actual Cost	Carrying Value	Fair Value
Residential Mortgage Backed Securities	$21,352	$21,357	$20,210

At December 31, 2007, the Company’s residential mortgage backed securities sub-sector, CMO Non Agency-whole loan, reported $78,760 in unrealized losses. The majority of the unrealized loss is attributed to SASCO (Structured Asset Securities Corporation) in the amount of $37,766. The Company owns several securities under the SASCO name, with each deal containing its own unique pool of collateral and representing a separate and distinct trust. The combination of low reset margin, slower prepayment speeds, illiquidity in the market and general level of credit spread widening have pushed the overall market value as a percent of book on those residential mortgage backed securities bonds in an unrealized loss position of 92%. The unrealized loss on SASCO is not credit driven but rather a reflection of the move in interest rates and credit spreads relative to where these deals were originally priced.

A detail of net investment income is presented below:

	Year Ended December 31
	2007	2006	2005
Bonds	$1,779,152	$1,908,966	$2,054,492
Preferred stock	96,000	89,786	23,293
Common stock	5,313	5,404	3,688
Mortgage loans	395,076	389,683	383,849
Real estate	3,573	4,238	4,871
Policy loans	7,684	8,501	9,277
Derivatives	6,734	(6,687)	(29,658)
Cash, cash equivalents and short-term investments	76,339	24,043	12,461
Other	19,073	68,733	65,023

Gross investment income	2,388,944	2,492,667	2,527,296
Less investment expenses	(95,748)	(115,756)	(137,242)

Net investment income	$2,293,196	$2,376,911	$2,390,054

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2007	2006	2005
Proceeds	$20,110,285	$20,443,729	$23,512,439

Gross realized gains	$413,061	$259,277	$291,791
Gross realized losses	(194,877)	(223,665)	(203,370)

Net realized gains	$218,184	$35,612	$88,421

Gross realized losses for the years ended December 31, 2007, 2006 and 2005 include $37,211, $21,993 and $42,184, respectively, which relates to losses recognized on other than temporary declines in market value of debt securities.

Net realized capital gains/losses on investments and change in net unrealized capital gains/losses on investments are summarized below:

	Realized
	Year Ended December 31
	2007	2006	2005
Bonds	$193,427	$(758)	$97,640
Preferred stocks	24,757	36,370	(9,219)
Common stocks	77,658	(1,982)	(4,465)
Mortgage loans on real estate	2,962	385	(3,054)
Real estate	26	515	2,538
Short-term investments	(5,737)	(5)	(7)
Derivatives	(13,505)	6,275	(27,493)
Other invested assets	157,582	110,648	69,851

	437,170	151,448	125,791
Tax effect	(175,872)	(50,291)	(53,227)
Transfer to interest maintenance reserve	(31,575)	13,330	(63,341)

Net realized capital gains on investments	$229,723	$114,487	$9,223

37

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

	Change in Unrealized
	Year Ended December 31
	2007	2006	2005
Bonds	$1,072	$13,177	$(112,374)
Preferred stocks	585	45,805	1,816
Common stocks	(21,486)	(5,460)	5,085
Affiliated entities	2,417	7,086	2,619
Other invested assets	161,158	116,799	58,498
Derivative instruments	11,198	(59,193)	88,809

Change in net unrealized capital gains/(losses)	$154,944	$118,214	$44,453

Gross unrealized gains and gross unrealized losses on unaffiliated common stocks are as follows:

	December 31
	2007	2006
Unrealized gains	$24,188	$34,180
Unrealized losses	(18,647)	(7,153)

Net unrealized gains	$5,541	$27,027

During 2007, the Company issued mortgage loans with interest rates ranging from 5.55% to 9.58% for commercial loans and 6.30% to 9.45% for agricultural loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 89%. Mortgage loans with a carrying amount of $18 were non-income producing for the previous 180 days. Accrued interest of $3 and $4 related to these mortgage loans was excluded from investment income at December 31, 2007 and 2006, respectively. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

The Company did not recognize any impaired loans with a related allowance for credit losses as of December 31, 2007 or 2006. There were also no impaired mortgage loans held without an allowance for credit losses as of December 31, 2007 or 2006. The average recorded investment in impaired loans during 2006 was $17.

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company recognized interest income on impaired loans of $110 for the year ended December 31, 2005. Interest income in the amount of $126 was recognized on a cash basis for the year ended December 31, 2005. There was no interest income on impaired loans recognized nor was there any interest income recognized on a cash basis for years ended December 31, 2007 and 2006.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2007	2006	2005
Balance at beginning of period	$—	$104	$8,184
Additions, net charged to operations	—	—	838
Reduction due to write-downs charged against the allowance	—	104	7,612
Recoveries in amounts previously charged off	—	—	1,306

Balance at end of period	$—	$—	$104

At December 31, 2007 and 2006, the Company had recorded investments in restructured securities of $672 and $9,644, respectively. The capital gains (losses) taken as a direct result of restructures in 2007 and 2006 were $(75) and $4,198, respectively. There were no capital gains taken as a direct result of restructures in 2005. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

At December 31, 2007, 2006 and 2005, the Company had no loans for which impairments have been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2007, 2006 and 2005 related to such restructurings. There are no commitments to lend additional funds to debtors owing receivables.

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

At December 31, 2007 and 2006, the Company held a mortgage loan loss reserve in the AVR of $105,211 and $172,414, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property-Type Distribution
	December 31			December 31
	2007	2006		2007	2006
Pacific	22%	22%	Office	36%	35%
South Atlantic	21	21	Industrial	20	21
Middle Atlantic	17	17	Retail	17	16
Mountain	16	15	Apartment	16	19
E. North Central	9	10	Agriculture	6	4
W. North Central	5	5	Other	4	4
W. South Central	5	5	Medical	1	1
E. South Central	3	3
New England	2	2

For the year ending December 31, 2007, the Company has 36 Low Income Housing Tax Credits. The remaining years of unexpired tax credits ranged from 2 to12 and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from 4 to 16 years. The amount of contingent equity commitments expected to be paid during the years 2008 to 2019 is $15,733. There were no impairment losses, write-downs or reclassifications during the year related to these credits.

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A notional currency exchange occurs at the beginning and end of the contract. During the life of the swap, the counterparties exchange fixed or floating interest payments in its swapped currency. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 24 years for forecasted hedge transactions. For forecasted hedge transactions, the deferred gain (loss) is recognized in income as the purchased asset affects income. If the forecasted transaction no longer qualifies for hedge accounting or if the forecasted transaction is no longer probable, the forward-starting swap will cease to be valued at amortized cost and will be marked to fair value through surplus. For the year ended December 31, 2007, none of the Company’s cash flow hedges has been discontinued, as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

For the years ended December 31, 2007 and 2006, the Company has recorded $5,572 and $(2,256), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized loss. The Company did not recognize any unrealized gains or losses during 2007 or 2006 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

An interest rate floor provides a receipt of payments in the event interest rates fall below the strike rates in the contract. An interest rate floor is designed to generate cash flows to offset lower cash flows received on assets during low interest rate environments. The Company pays a single premium at the beginning of the contract. These interest rate floors are marked to fair value in the balance sheet and the fair value adjustment is recorded in capital and surplus.

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset to a lower rated investment grade asset. Using the swap market to replicate credit enables the Company to enhance the relative values while having the ability to execute larger transactions in a shortened time frame. At December 31, 2007 and 2006, the Company had replicated assets with a fair value of $198,205 and $170,856, respectively, and credit default swaps with a fair value of $(1,344) and $1,128, respectively. During the years ended December 31, 2007, 2006 and 2005, the Company did not recognize any capital losses related to replication transactions.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead. As of December 31, 2007, the fair value of all contracts, aggregated at a counterparty level, with a positive and negative fair value amounted to $402,904 and $(230,573), respectively.

At December 31, 2007 and 2006, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2007	2006
Derivative securities:
Interest rate and currency swaps:
Receive fixed – pay floating	$5,641,240	$6,156,247
Receive floating – pay fixed	5,325,510	6,860,032
Receive fixed – pay fixed	129,869	107,148
Receive floating (uncapped) – pay floating (capped)	3,254,357	4,093,896
Interest rate cap agreement	4,500,000	4,521,900
Interest rate floor agreements	60,800	59,200

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

At December 31, 2007, investments with an aggregate carrying value of $60,914 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

7. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2007	2006	2005
Direct premiums	$8,481,394	$7,282,848	$6,263,720
Reinsurance assumed – non affiliates	28,936	4,025	4,151
Reinsurance assumed – affiliates	46,715	229,506	118,163
Reinsurance ceded – non affiliates	(121,441)	(99,068)	(143,292)
Reinsurance ceded – affiliates	(2,955,675)	(2,507,526)	(1,137,525)

Net premiums earned	$5,479,929	$4,909,785	$5,105,217

The Company received reinsurance recoveries in the amount of $306,393, $266,434 and $207,576, during 2007, 2006 and 2005, respectively. At December 31, 2007 and 2006, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $13,986 and $12,977, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2007 and 2006 of $11,702,802 and $8,260,587, respectively.

The net amount of the reduction in surplus at December 31, 2007 if all reinsurance agreements were cancelled is $21,653.

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

7. Reinsurance (continued)

At December 31, 2007 and 2006, amounts recoverable from unaffiliated unauthorized reinsurers of $474 and $1,034, respectively, and reserve credits for reinsurance ceded of $20,287 and $25,221, respectively were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $21,765 and $27,616 at December 31, 2007 and 2006, respectively, that can be drawn on for amounts that remain unpaid for more than 120 days.

During 2001, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The gain from this transaction of $13,674 was credited directly to unassigned surplus. During 2007, 2006 and 2005, $1,119, $1,403 and $1,437, respectively, of the initial gain were amortized into earnings, with a corresponding charge to unassigned surplus.

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd. (TIRE), an affiliate of the Company. Under the terms of this transaction, the Company ceded certain traditional life insurance contracts. The net of tax impact from the cession of inforce business was $33,042, which was credited directly to unassigned surplus. During 2007, 2006 and 2005, the Company has amortized $3,304 per year into earnings with a corresponding charge to unassigned surplus. The Company has a liability for funds held under reinsurance of $376,833, $585,938, and $625,459 at December 31, 2007, 2006, and 2005, respectively.

During 2003, the Company entered into an indemnity reinsurance agreement in which the Company agreed to cede the obligations and benefits related to certain fixed annuity contracts on a coinsurance and modified coinsurance basis. The Company received a ceding commission of $13,386 at the inception of the contract. In addition, the Company released the IMR liability of $19,855 related to the assets backing the ceded contracts because the future investment experience to be transferred to the assuming company will be without adjustment of the IMR that existed at the date of the initial transaction. The resulting gain from the ceding commission and the IMR release has been recorded directly to unassigned surplus on a net of tax basis. During 2007, 2006 and 2005, the Company has amortized $1,538, $2,632 and $985, respectively, into earnings with a corresponding charge to unassigned surplus.

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

7. Reinsurance (continued)

During 2006, the Company entered into a reinsurance agreement with Transamerica Ireland Reinsurance, an affiliate, to retrocede an inforce block of universal life business. The initial commission expense allowance received of $148,162 less ceded reserves of $169,062 resulted in an initial transaction gain of $20,900 pre-tax ($13,585 net of tax). The net of tax gain was reclassified to unassigned surplus. During 2007 and 2006, the Company amortized $1,019 and $1,359 into earnings with a corresponding charge to unassigned surplus, respectively.

Effective December 31, 2007, TIRE recaptured all inforce business that was previously retroceded to the Company under the retrocessional agreement effective January 1, 2003. The difference between the life and claim reserves released of $172 and $11, respectively, and consideration paid of $82 was included in the Statement of Operations.

The Company entered into an agreement effective December 31, 2007 to recapture obligations and benefits related to certain universal life insurance contracts that were previously ceded to TIRE in 2003. The Company assumed assets of $4,690 associated with this business and paid recapture consideration of $308. Reserves recaptured included life reserves of $1,070 and claim reserves of $111. As a result, a pre-tax gain of $3,201 was included in the Statement of Operations. In addition, the unamortized pre-tax ceded gain held by the Company in unassigned surplus resulting from the original reinsurance transaction was released into income in the amount of $1,608 ($1,045 net of tax). Prior to this transaction, the Company had amortized $365 and $380 on a pre-tax basis ($237 and $247 on a net of tax basis) into earnings for 2007 and 2006, respectively, with a corresponding charge to unassigned surplus.

Effective December 31, 2007, the Company and Life Investors Insurance Company of America (LIICA), an affiliate of the Company, entered into an indemnity reinsurance agreement to automatically reinsure 100% of the risks attributable to secondary guarantee benefits on certain universal life policies that were originally issued by LIICA, with issue dates ranging from January 1, 2007 through December 31, 2007, and also will be covering policies issued between January 1, 2008 and December 31, 2008. As a result, the Company assumed reserves of $104,707.

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

7. Reinsurance (continued)

The Company and Monumental Life Insurance Company (MLIC), an affiliate of the Company, also entered into an indemnity reinsurance agreement effective December 31, 2007, to automatically reinsure 100% of the risks attributable to secondary guarantee benefits on certain universal life policies that were originally issued by MLIC or People’s Benefit Life Insurance Company, which was merged by operation of law into MLIC effective October 1, 2007, with issue dates ranging from January 1, 2007 through December 31, 2007, and also will be covering policies issued between January 1, 2008 and December 31, 2008. As a result, the Company assumed reserves of $26,573.

The Company entered into an indemnity reinsurance agreement effective December 31, 2007, with TOLIC to automatically reinsure 100% of the risks attributable to secondary guarantee benefits on certain universal life policies that were originally issued by TOLIC and assumed by TOLIC on policies originally issued by Transamerica Life (Bermuda) Ltd., an affiliate of the Company, with issue dates ranging from January 1, 2007 through December 31, 2007, and also will be covering policies issued between January 1, 2008 and December 31, 2008. As a result, the Company assumed reserves of $143,515.

Subsequent to the above transactions, also effective December 31, 2007, the Company entered into an indemnity reinsurance agreement with Pine Falls Re, Inc., an affiliate, to automatically reinsure 100% of the risks attributable to secondary guarantee benefits on certain universal life policies that were originally issued by the Company and assumed by the Company from various affiliated entities. Universal life secondary guarantee reserves ceded were $286,392, resulting in a pre-tax gain of $286,392 ($186,154, net of tax) that has been credited directly into unassigned surplus.

On October 1, 2007 the Company recaptured various fixed deferred annuity plans that were ceded to MLIC under a July 1, 1990 agreement. The recapture premium received was $249,642 and the commission expense allowance paid was $3,386, for a net consideration received of $246,256. Reserves recaptured were $249,642. The resulting pretax loss of $3,386 was included in the Statement of Operations.

The Company entered into an indemnity reinsurance agreement with a nonaffiliated company effective July 1, 2007, in which the Company agreed to cede a closed block of fixed and variable deferred annuities on a coinsurance and modified coinsurance basis. The net of tax gain of $10,931 from this transaction was credited directly to unassigned surplus. During 2007 the Company amortized $995 into earnings with a corresponding charge to unassigned surplus.

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

8. Income Taxes

The main components of net deferred income taxes are as follows:

	December 31
	2007	2006
Deferred income tax assets:
Guaranty funds	$2,984	$6,350
Non-admitted assets	6,455	6,959
807(f) assets	6,910	6,042
Partnerships	61,354	33,185
Tax basis deferred acquisition costs	265,534	242,335
Reserves	107,173	103,702
Unrealized capital losses	23,150	44,330
Derivatives	75,277	36,455
Deferred intercompany losses	15,139	11,042
Other	13,290	7,690

Total deferred income tax assets	577,266	498,090
Non-admitted deferred tax assets	176,768	251,610

Admitted deferred tax assets	400,498	246,480
Deferred income tax liabilities:
Unrealized capital gains	87,516	112,838
807(f) liability	6,629	6,742
Accrued dividends	443	3,561
Deferred intercompany gains	14,556	13,724
Partnerships	150,914	—
Other	851	1,273

Total deferred income tax liabilities	260,909	138,138

Net admitted deferred tax asset	$139,589	$108,342

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

8. Income Taxes (continued)

The change in net deferred income tax assets and deferred income tax assets are as follows:

	December 31
	2007	2006	Change
Total deferred tax assets	$577,266	$498,090	$79,176
Total deferred tax liabilities	260,909	138,138	122,771

Net deferred tax asset	$316,357	$359,952	(43,595)

Tax effect of unrealized gains (losses)			36,599

Change in net deferred income tax			$(6,996)

	December 31
	2006	2005	Change
Total deferred tax assets	$498,090	$464,807	$33,283
Total deferred tax liabilities	138,138	179,070	40,932

Net deferred tax asset	$359,952	$285,737	74,215

Tax effect of unrealized gains (losses)			16,806

Change in net deferred income tax			$91,021

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

8. Income Taxes (continued)

	Year Ended December 31
	2007	2006	2005
Income tax expense (benefit) on operational gains and capital gains (losses) on investments computed at the federal statutory rate (35%)	$192,312	$177,020	$146,830
Deferred acquisition costs – tax basis	25,195	28,780	3,237
Dividends received deduction	(19,606)	(22,343)	(22,887)
IMR amortization	(5,170)	(7,628)	(13,821)
Investment income items	14,361	(7,952)	42
Limited partnerships book/tax difference	(1,363)	(3,754)	(2,477)
Miscellaneous accruals	2,706	(339)	(1,664)
Non-Deductible items	382	433	202
Prior year over (under) accrual	13,036	33,117	(40,480)
Reinsurance transactions	65,740	1,624	(2,094)
Tax credits	(38,023)	(9,115)	(5,854)
Tax reserve adjustment	(2,382)	(285)	(3,549)
Other	(77)	(2,855)	44

Federal income tax expense on operations and capital gains (losses) on investments	247,111	186,703	57,529
Less tax (benefit) on capital gains (losses)	175,872	50,291	53,227

Total federal income tax expense	$71,239	$136,412	$4,302

The total statutory income taxes are computed as follows:

	Year Ended December 31
	2007	2006	2005
Federal income tax expense on operations and capital gains (losses) on investments	$247,111	$186,703	$57,529
Change in net deferred income taxes	6,996	(91,021)	(34,505)

Total statutory income taxes	$254,107	$95,682	$23,024

Effective October 1, 2005, the Company joined in a consolidated income tax return filing with TOLIC. Prior to that date, the Company filed a consolidated tax return with its indirect parent company, AEGON US Holding Corporation. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

8. Income Taxes (continued)

In addition, any operating loss or capital loss carryforwards are calculated for the life and nonlife subgroups on a consolidated basis. At December 31, 2006, the consolidated returns had no loss carryforwards. A tax return has not yet been filed for 2007.

The amount of tax contingencies calculated for the Company as of December 31, 2007 and 2006 is not material to the Company’s financial position. Therefore, the total amount of tax contingencies that, if recognized, would affect the effective income tax rate is immaterial. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest expense related to income taxes as of December 31, 2007 and 2006 was negligible and the Company recorded no liability for penalties.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing arguments have been executed through 2000. The examination fieldwork for 2001 through 2004 has been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax provisions. An examination is underway for 2005 and 2006.

Income taxes incurred during 2007, 2006 and 2005 for the consolidated group in which the Company is included that will be available for recoupment in the event of future net losses is $324,348, $244,223 and $137,713, respectively.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements on income deferred in the PSA. A distribution from the PSA was made in 2006 in the amount of $20,258, which reduced the balance in the PSA to zero. Due to United States tax legislation enacted in October 2004, distributions to shareholders during 2005 and 2006 are deemed to come first out of the PSA and are not taxed. There was no reduction to net earnings due to this distribution.

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

9. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relate to liabilities established on a variety of the Company’s annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2007		2006
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal With market value adjustment	$2,649,492	5%	$3,073,540	5%
At book value less current surrender charge of 5% or more	4,946,290	9	6,661,713	11
At fair value	24,766,862	45	22,471,785	38

Total with adjustment or at market value	32,362,644	59	32,207,038	54
At book value without adjustment (minimal or no charge or adjustment)	12,290,063	23	13,065,825	22
Not subject to discretionary withdrawal	9,938,264	18	14,206,871	24

Total annuity reserves and deposit fund liabilities - before reinsurance	54,590,971	100%	59,479,734	100%

Less reinsurance ceded	4,508,540		6,254,160

Net annuity reserves and deposit fund liabilities	$50,082,431		$53,225,574

Included in the liability for deposit-type contracts at December 31, 2007 and 2006 are $843,245 and $2,215,320, respectively, of funding agreements issued by an affiliate to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2007, the contractual maturities were as follows:

Year	Amount
2008	$—
2009	372,903
2010	55,451
2011	125,294
2012	52,646
Thereafter	236,951

51

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

9. Policy and Contract Attributes (continued)

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from MLIC, an affiliate. The liabilities assumed are $4,122,609 and $5,805,497 at December 31, 2007 and 2006, respectively.

Separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or market value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these are carried at market value. The life insurance policies typically provide a guaranteed minimum death benefit. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2007 and 2006 is as follows:

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits and other considerations for the year ended December 31, 2007	$14,714	$—	$5,528,274	$5,542,988

Reserves for separate accounts with assets at:
Fair value	$—	$—	$30,695,300	$30,695,300
Amortized cost	521,653	—	—	521,653

Total at December 31, 2007	$521,653	$—	$30,695,300	$31,216,953

Reserves for separate accounts by withdrawal characteristics at December 31, 2007:
Subject to discretionary withdrawal:
With market value adjustment	$41,480	$—	$—	$41,480
At fair value	—	—	30,695,300	30,695,300
At book value without market value adjustment and with current surrender charge of less than 5%	480,173	—	—	480,173
Not subject to discretionary withdrawal	—	—	—	—

Total separate account liabilities at December 31, 2007	$521,653	$—	$30,695,300	$31,216,953

52

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

9. Policy and Contract Attributes (continued)

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits and other considerations for the year ended December 31, 2006	$7,471	$—	$4,874,131	$4,881,602

Reserves for separate accounts with assets at:
Fair value	$—	$—	$27,230,773	$27,230,773
Amortized cost	493,802	—	—	493,802

Total at December 31, 2005	$493,802	$—	$27,230,773	$27,724,575

Reserves for separate accounts by withdrawal characteristics at December 31, 2006:
Subject to discretionary withdrawal:
With market value adjustment	$37,244	$—	$—	$37,244
At fair value	—	—	27,230,773	27,230,773
At book value without market value adjustment and with current surrender charge of less than 5%	456,558	—	—	456,558
Not subject to discretionary withdrawal	—	—	—	—

Total separate account liabilities at December 31, 2006	$493,802	$—	$27,230,773	$27,724,575

53

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

9. Policy and Contract Attributes (continued)

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits and other considerations for the year ended December 31, 2005	$7,756	$—	$3,592,608	$3,600,364

Reserves for separate accounts with assets at:
Fair value	$—	$—	$22,429,774	$22,429,774
Amortized cost	472,193	136,956	—	609,149

Total at December 31, 2005	$472,193	$136,956	$22,429,774	$23,038,923

Reserves for separate accounts by withdrawal characteristics at December 31, 2005:
Subject to discretionary withdrawal:
With market value adjustment	$—	$136,956	$—	$136,956
At fair value	—	—	22,429,774	22,429,774
At book value without market value adjustment and with current surrender charge of less than 5%	436,447	—	—	436,447
Not subject to discretionary withdrawal	35,746	—	—	35,746

Total separate account liabilities at December 31, 2005	$472,193	$136,956	$22,429,774	$23,038,923

54

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

9. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2007	2006	2005
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$5,533,742	$4,875,079	$3,593,932
Transfers from separate accounts	(3,805,743)	(2,463,321)	(2,235,249)

Net transfers to separate accounts	1,727,999	2,411,758	1,358,683
Miscellaneous reconciling adjustments	(274)	5,763	6,833

Transfers as reported in the summary of operations of the life, accident and health annual statement	$1,727,725	$2,417,521	$1,365,516

A reclassification was made to the amounts previously reported to the Insurance Division, Department of Commerce, State of Iowa in the 2007 Annual Statement, to move $78,402 from net transfers to separate accounts to reserve adjustments on reinsurance ceded within the Statement of Operations, which also affected the reconciliation of net transfers to or from separate accounts as reflected in the notes to financials. This reclassification had no impact on net income.

At December 31, 2007 and 2006, the Company had separate account annuities with guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2007
Minimum guaranteed death benefit	$15,411,880	$224,163	$16,502
Minimum guaranteed income benefit	7,936,482	162,120	9,608
Guaranteed premium accumulation fund	53,508	8,212	–
Minimum guaranteed withdrawal benefit	3,483,468	36,448	(10,328)
December 31, 2006
Minimum guaranteed death benefit	$14,637,639	$174,306	$18,781
Minimum guaranteed income benefit	9,710,748	134,293	8,043
Guaranteed premium accumulation fund	54,534	8,575	–
Minimum guaranteed withdrawal benefit	60,452	440	–

55

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

9. Policy and Contract Attributes (continued)

For Variable Annuities with Guaranteed Living Benefits (VAGLB), which includes minimum guaranteed income, minimum guaranteed withdrawal and guaranteed premium accumulation fund benefits, the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a stand alone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization, and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2007 and 2006, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2007
Life and annuity:
Ordinary direct first year business	$559	$399	$160
Ordinary direct renewal business	21,399	7,100	14,299
Group life direct business	2,665	2,060	605

Total life and annuity	24,623	9,559	15,064
Accident and health – direct	5,758	—	5,758

	$30,381	$9,559	$20,822

56

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

9. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2006
Life and annuity:
Ordinary direct first year business	$4,172	$2,781	$1,391
Ordinary direct renewal business	21,163	6,794	14,369
Group life direct business	2,680	1,913	767

Total life and annuity	28,015	11,488	16,527
Accident and health - direct	3,917	—	3,917

	$31,932	$11,488	$20,444

At December 31, 2007 and 2006, the Company had insurance in force aggregating $734,408 and $853,719, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $121,452 and $24,001 to cover these deficiencies at December 31, 2007 and 2006, respectively.

10. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2008, without the prior approval of insurance regulatory authorities, is $198,528.

57

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based the based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. The Company’s allocation of pension expense for each of the years ended December 31, 2007, 2006 and 2005 was $3,310, $2,679 and $2,789, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary.

Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Benefits expense of $1,912, $1,683 and $1,515 were allocated for the years ended December 31, 2007, 2006 and 2005, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2007, 2006 and 2005 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for individuals employed and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

58

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

11. Retirement and Compensation Plans (continued)

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans, calculated on the pay-as-you-go basis, are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $278, $215 and $273, for the years ended December 31, 2007, 2006 and 2005, respectively.

12. Sales, Transfer, and Servicing of Financial Assets, and Extinguishments of Liabilities

During 2006 and 2005, the Company sold $6,050 and $10,788, respectively, of agent balances without recourse to an affiliated company. Prior to July 29, 2005, the agent debit balances were sold to Money Services, Inc. (MSI), an affiliated company. Subsequent to July 29, 2005, agent debit balances were sold without recourse to ADB Corporation, LLC (ADB), an affiliated company, and all rights, title and interest in the prior net debit balances owned by MSI prior to July 29, 2005, were fully assigned, without recourse, to ADB. The Company did not realize a gain or loss as a result of the sales. As of July 1, 2006, the Company no longer sells agent debit balances and as a result retains such balances as non-admitted receivables. Receivables in the amount of $13,383 and $9,846 were non-admitted as of December 31, 2007 and 2006, respectively.

The Company has recorded liabilities of $127,333 and $156,180 for municipal reverse repurchase agreements as of December 31, 2007 and 2006, respectively. The reverse repurchase agreements are collateralized by securities with book values of $135,974 and $161,711 as of December 31, 2007 and 2006, respectively. These securities have maturity dates that range from 2019 to 2028 and have a weighted average interest rate of 7.63%.

At December 31, 2007, the Company did not participate in dollar reverse repurchase agreements. At December 31, 2006, securities with a book value of $486,968 and a market value of $489,615 were subject to dollar reverse repurchase agreements. The Company has an outstanding liability for borrowed money in the amount of $493,336 as of December 31, 2006 due to participation in dollar reverse repurchase agreements.

59

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

12. Sales, Transfer, and Servicing of Financial Assets, and Extinguishments of Liabilities (continued)

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 100%/102% of the fair market value of the loaned government/other domestic securities, respectively, as of the transaction date. If the fair value of the collateral is at any time less than 100%/102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 100%/102% of the fair value of the loaned government/other domestic securities, respectively. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair market value of the loaned security. At December 31, 2007 and 2006, the value of securities loaned amounted to $1,079,702, and $1,501,263, respectively. At December 31, 2007, the collateral the Company received from securities lending was in the form of cash.

13. Related Party Transactions

The Company is party to a common cost allocation service arrangement between AEGON USA, Inc. companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2007, 2006 and 2005, the Company paid $89,291, $108,387 and $82,913, respectively, for these services, which approximates their costs to the affiliates. During 2006, the Company executed an administrative service agreement with Transamerica Fund Advisors, Inc. (TFA) to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $48,726 and $42,513 for these services during 2007 and 2006, respectively.

Payables to affiliates bear interest at the thirty-day commercial paper rate. At December 31, 2007 and 2006, the Company reported a net amount of $110,594 and $64,775 due to Parent, Subsidiary and Affiliated Companies, respectively. The 2007 balance excludes $70,800 of short-term intercompany notes payable. The 2006 balance excludes $338,000 of short-term intercompany notes receivable. Terms of the settlement require that these amounts are settled within 90 days.

60

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

13. Related Party Transactions (continued)

At December 31, 2007 the Company had short-term notes receivable of $314,800, $29,700, and $595,600 from Transamerica Corporation, TIRE and AEGON, respectively. The Transamerica Corporation note is due by August 28, 2008 and bears interest at 5.28%. The TIRE and AEGON notes are due by December 10, 2008 and December 27, 2008, respectively. Both of these notes bear interest at 4.75%. These notes are reported as short-term investments. The Company has short-term notes payable to TOLIC, LIICA and Stonebridge Life Insurance Company of $42,500, $18,400 and $9,900 at December 31, 2007. All three notes are due by December 30, 2008 and bear interest at 4.75%. At December 31, 2006 the Company had a short-term note receivable of $338,000 from Transamerica Corporation. The note was due by June 22, 2007. During 2007, 2006 and 2005, the Company paid net interest of $7,774, $5,767 and $14,352, respectively, to affiliates.

At December 31, 2007 and 2006, the Company has a note payable to Commonwealth General Corporation of $10,000, bearing interest at 6% and due on December 31, 2030.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $264,159 and $255,273 at December 31, 2007 and 2006, respectively.

14. Commitments and Contingencies

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $5,485,324 as of December 31, 2007. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material impact on reported financial results.

61

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

14. Commitments and Contingencies (continued)

The Company has also provided a guarantee for the obligations of non-insurance affiliates. These entities accept assignments of structured settlement payment obligations from other insurers and purchases structured settlement insurance policies from subsidiaries of the Company that match those obligations. There are no expected payments associated with this guarantee.

At December 31, 2007, 2006 and 2005, the Company had entered into an agreement with commitment amounts of $21,090, $21,090 and $21,090, respectively, for which it was paid a fee to provide credit enhancement and standby liquidity asset purchase agreements on municipal variable rate demand note facilities. The Company believes the chance of draws or other performance features being exercised under these agreements is minimal.

At December 31, 2007 and 2006, the net amount of securities being acquired (sold) on a “to be announced” (TBA) basis was $38,086 and $(10,668), respectively.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2007 and 2006, the Company has pledged invested assets with a carrying value and market value of $117,615 and $118,526, respectively, in conjunction with these transactions.

Assets in the amount of $1,598,229 and $1,553,519 as of December 31, 2007 and 2006, respectively, were pledged as collateral in conjunction with funding agreements associated with the Federal Home Loan Bank.

The Company has contingent commitments for $706,323 and $649,558 at December 31, 2007 and 2006, respectively, for joint ventures, partnerships and limited liability companies, which includes LIHTC commitments of $15,733 and $3,361, respectively.

At December 31, 2007 and 2006 the Company has mortgage loan commitments of $199,312 and $381,650, respectively.

Private placement commitments outstanding were at December 31, 2007 and 2006 were $83,844 and $144,009 respectively.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

62

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

14. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $3,497 and $3,931 with no offsetting premium tax benefit at December 31, 2007 and 2006, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $813, $1,116 and $286 for the years ended December 31, 2007, 2006 and 2005, respectively.

63

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

15. Reconciliation to Statutory Annual Statement

The following is a reconciliation of amounts previously reported to the Insurance Division, Department of Commerce, of the State of Iowa in the 2007 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

2007
Balance Sheet:
Assets as reported in the Company’s Annual Statement	$73,509,106
Adjust federal income tax recoverable	–

Assets as reported in the accompanying audited statutory-basis balance sheet	$73,509,106

Liabilities as reported in the Company’s Annual Statement	$71,519,356
Adjust federal income taxes payable	–

Liabilities as reported in the accompanying audited statutory-basis balance sheet	$71,519,356

Capital and surplus as reported in the Company’s Annual Statement	$1,989,749
Decrease change in aggregate reserves for annuity policies and contracts	45,055
Adjust federal income tax expense	(15,769)
Decrease surplus net of tax – correction of an error	(29,286)

Total capital and surplus as reported in the accompanying audited statutory-basis balance sheet	$1,989,749

Statements of Income (Operations):
Statutory net income (loss) as reported in the Company’s Annual Statement	$241,492
Decrease change in aggregate reserves for annuity policies and contracts	45,055
Adjust federal income tax expense	(15,769)

Total statutory net income (loss) per financial statements	$270,778

The 2007 Annual Statement included an increase in aggregate reserves for annuity policies and contract that should have been recognized through income during 2006. There was no impact to the 2006 or 2005 financial statements due to this change.

64

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2007

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$447,899	$455,339	$447,899
States, municipalities and political subdivisions	1,147,105	1,150,824	1,147,105
Foreign governments	495,284	524,821	495,284
Public utilities	1,746,365	1,772,036	1,746,365
All other corporate bonds	24,150,966	23,996,543	24,150,966
Preferred stocks	1,328,054	1,243,658	1,328,054

Total fixed maturities	29,315,673	29,143,221	29,315,673
Equity securities
Common stocks:
Public utilities	–	–	–
Banks, trust and insurance	68,085	68,012	68,012
Industrial, miscellaneous and all other	101,783	107,391	107,391

Total common stocks	169,868	175,403	175,403
Mortgage loans on real estate	6,038,594		6,038,594
Real estate	28,891		28,891
Policy loans	92,978		92,978
Other long-term investments	2,152,611		2,152,611
Cash, cash equivalents and short-term investments	1,182,364		1,182,364

Total investments	$38,980,979		$38,986,514

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

65

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2007
Individual life	$3,589,561	$–	$24,055	$56,610	$274,448	$84,829	$1,813,371
Individual health	735,347	11,524	26,983	129,011	51,650	155,934	37,813	$129,457
Group life and health	443,821	3,342	23,159	125,794	32,405	106,638	72,145	209,854
Annuity	19,297,739	–	2,730	5,168,514	1,934,693	5,792,586	1,813,485

	$24,066,468	$14,866	$76,927	$5,479,929	$2,293,196	$6,139,987	$3,736,814

Year ended December 31, 2006
Individual life	$3,757,098	$–	$22,168	$331,370	$254,197	$237,374	$1,991,303
Individual health	654,089	12,108	27,846	132,849	41,169	168,879	39,561	$132,054
Group life and health	426,975	3,529	20,792	123,312	28,551	91,478	66,974	200,964
Annuity	23,038,230	–	3,839	4,322,254	2,052,994	4,777,487	1,465,687

	$27,876,392	$15,637	$74,645	$4,909,785	$2,376,911	$5,275,218	$3,563,525

Year ended December 31, 2005
Individual life	$3,733,738	$–	$21,092	$658,856	$231,660	$212,786	$659,658
Individual health	562,473	11,670	22,345	126,590	32,417	146,318	42,532	$127,460
Group life and health	411,648	3,611	28,479	128,286	24,716	124,052	52,140	214,013
Annuity	26,901,713	–	5,628	4,191,485	2,101,261	4,691,047	1,538,213

	$31,609,572	$15,281	$77,544	$5,105,217	$2,390,054	$5,174,203	$2,292,543

*Allocations	of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

66

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2007
Life insurance in force	$35,254,514	$6,996,197	$93,241	$28,351,558	0%

Premiums:
Individual life	$1,867,637	$1,814,808	$3,781	$56,610	7
Individual health	129,457	446	–	129,011	0
Group life and health	209,854	84,060	–	125,794	0
Annuity	6,274,446	1,177,802	71,870	5,168,514	1

	$8,481,394	$3,077,116	$75,651	$5,479,929	1%

Year ended December 31, 2006
Life insurance in force	$37,877,300	$6,921,308	$99,276	$31,055,268	0%

Premiums:
Individual life	$2,005,429	$1,678,175	$4,116	$331,370	1%
Individual health	132,054	(795)	–	132,849	0
Group life and health	200,964	77,652	–	123,312	0
Annuity	4,944,401	851,562	229,415	4,322,254	5

	$7,282,848	$2,606,594	$233,531	$4,909,785	5%

Year ended December 31, 2005
Life insurance in force	$44,440,385	$13,277,543	$95,282	$31,258,124	0%

Premiums:
Individual life	$901,447	$246,822	$4,231	$658,856	1%
Individual health	127,460	870	–	126,590	0
Group life and health	214,013	85,727	–	128,286	0
Annuity	5,020,800	947,398	118,083	4,191,485	3

	$6,263,720	$1,280,817	$122,314	$5,105,217	2%

67

FINANCIAL STATEMENTS

Transamerica Life Insurance Company Separate

Account VA B

Year Ended December 31, 2007

Transamerica Life Insurance Company Separate

Account VA B

Financial Statements

Year Ended December 31, 2007

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of Transamerica Landmark Variable Annuity,

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Transamerica Life Insurance Company Separate Account VA B (comprised of the Asset Allocation – Conservative, Asset Allocation – Growth, Asset Allocation – Moderate, Asset Allocation – Moderate Growth, International Moderate Growth, MFS International Equity, American Century Large Company Value, Capital Guardian Global, Capital Guardian U.S. Equity, Capital Guardian Value, Clarion Global Real Estate Securities, Transamerica Small/Mid Cap Value, Transamerica Science and Technology, Jennison Growth, JPMorgan Enhanced Index, Marsico Growth, BlackRock Large Cap Value, MFS High Yield, PIMCO Total Return, Legg Mason Partners All Cap, Templeton Transamerica Global, Transamerica Balanced (A/T), Transamerica Convertible Securities, Transamerica Equity, Transamerica Growth Opportunities, Transamerica Money Market, Transamerica U. S. Government Securities, Transamerica U.S. Government Securities – PAM Fund, Franklin Income Securities, Mutual Shares Securities, Templeton Foreign Securities, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price Small Cap, Van Kampen Active International Allocation, Van Kampen Large Cap Core, Van Kampen Mid-Cap Growth, AIM V.I. Basic Value, AIM V.I. Capital Appreciation, AllianceBernstien Growth & Income, AllianceBernstien Large Cap Growth, Janus Aspen – Mid Cap Growth, Janus Aspen – Mid Cap Value, Janus Aspen – Worldwide Growth, MFS New Discovery, MFS Total Return, Fidelity – VIP Contrafund®, Fidelity – VIP Equity Income, Fidelity – VIP Growth, Fidelity – VIP Growth Opportunities, Fidelity – VIP Mid Cap, Fidelity – VIP Value Strategies, STI Classic Capital Appreciation, STI Classic Large Cap Relative Value, STI Classic Mid-Cap Equity, STI Classic Small Cap Value Equity, STI Classic Large Cap Value Equity, MTB Large-Cap Growth Fund II, MTB Large-Cap Value Fund II, MTB Managed Allocation Fund – Moderate Growth II, MTB Managed Allocation Fund – Aggressive Growth II, MTB Managed Allocation Fund – Conservative Growth II, Huntington VA Dividend Capture, Huntington VA Growth, Huntington VA Equity Income, Huntington VA International Equity, Huntington VA Macro 100, Huntington VA Mid Corp America, Huntington VA Mortgage Securities, Huntington VA New Economy, Huntington VA Real Strategies, Huntington VA Rotating Markets, Huntington VA Situs Small Cap, BlackRock Basic Value V.I., BlackRock High Income V.I., and BlackRock Global Allocation V.I. subaccounts), as of December 31, 2007, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Life Insurance Company Separate Account VA B at December 31, 2007, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

March 21, 2008

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Asset Allocation - Conservative Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Assets
Investment in securities:
Number of shares—Initial	22,291,808.074	31,220,340.074	55,710,607.638	68,253,292.723

Cost	$257,532,537	$367,814,653	$601,281,684	$784,839,060

Number of shares—Service	10,389,118.450	9,835,508.002	35,006,819.701	58,147,347.199

Cost	$119,592,448	$126,863,827	$431,954,456	$769,085,155

Investments in mutual funds, at net asset value	$374,984,390	$564,355,477	$1,167,804,336	$1,772,642,269
Receivable for units sold	4	—	—	127

Total assets	374,984,394	564,355,477	1,167,804,336	1,772,642,396

Liabilities
Payable for units redeemed	—	32	239	—

	$374,984,394	$564,355,445	$1,167,804,097	$1,772,642,396

Net Assets:
Deferred annuity contracts terminable by owners	$374,984,394	$564,355,445	$1,167,804,097	$1,772,642,396

Total net assets	$374,984,394	$564,355,445	$1,167,804,097	$1,772,642,396

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Asset Allocation - Conservative Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—(A)	7,308,853.7581	10,260,913.2054	13,893,663.7876	24,755,433.0793

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	36,992,326.1850	38,214,206.6497	87,307,708.4204	90,450,701.1494

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	3,948,873.2108	5,094,102.0557	8,098,229.0823	9,730,888.3685

M&E—1.40%—(B)	779,590.7225	1,992,435.6198	942,790.4350	2,640,862.2985

M&E—1.40%—(D)	902,413.9735	5,233,468.1207	4,546,835.5689	6,408,855.9294

M&E—1.50%—(A)	19,782,009.8797	40,161,767.5935	60,585,541.4041	96,121,140.0668

M&E—1.50%—(B)	3,459,057.7828	1,485,357.2693	3,763,149.0195	3,794,143.9212

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	95,095,787.4252	147,992,055.6759	264,584,613.5830	337,111,842.0089

M&E—1.55%—(D)	13,422,928.5606	16,252,271.3765	39,120,921.0375	40,992,805.0538

M&E—1.65%—(B)	4,559,401.5389	8,836,631.4563	12,903,497.9915	20,753,110.8120

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Asset Allocation - Conservative Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Accumulation unit value: Initial
M&E—1.25%—(A)	$1.393535	$1.582269	$1.469438	$1.538888

M&E—1.25%—(B)	$1.021416	$1.012200	$1.029175	$1.020832

M&E—1.30%—(A)	$1.389635	$1.577851	$1.465301	$1.534546

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	$1.381913	$1.569060	$1.457116	$1.526006

M&E—1.40%—(B)	$1.258893	$1.484088	$1.343250	$1.426601

M&E—1.40%—(D)	$1.381913	$1.569060	$1.457116	$1.526006

M&E—1.50%—(A)	$1.374142	$1.560311	$1.449009	$1.517482

M&E—1.50%—(B)	$1.374142	$1.560311	$1.449009	$1.517482

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	$1.370333	$1.555945	$1.444964	$1.513286

M&E—1.55%—(D)	$1.370333	$1.555945	$1.444964	$1.513286

M&E—1.65%—(B)	$1.362730	$1.547312	$1.436940	$1.504829

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	$1.351352	$1.534391	$1.424937	$1.492329

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	$1.332706	$1.513235	$1.405279	$1.471687

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Asset Allocation - Conservative Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	43,420,716.6776	32,450,970.4430	154,500,232.2452	261,511,843.2527

M&E—1.30%—(C)	—	—	—	123,764.7172

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	9,512,216.6590	14,643,430.9450	34,983,026.6842	79,262,420.6607

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	199,428.9873	46,777.6600

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	5,058,971.9876	2,892,235.9447	14,031,740.9058	13,361,405.2352

M&E—1.70%—(B)	9,911,600.4486	4,287,595.5711	32,989,878.9930	41,359,455.9158

M&E—1.80%—(A)	8,644,435.2802	6,578,433.5546	31,189,294.3686	40,095,191.4665

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	750,536.1052	2,099,128.3354	4,847,202.0246	10,704,039.3386

M&E—1.90%—(B)	2,084,202.6443	966,514.4832	6,045,535.7431	20,513,887.8538

M&E—2.00%—(A)	2,812,590.7174	1,602,759.1354	7,995,200.5821	15,393,378.0171

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	1,435,409.2340	6,034,694.7883	4,795,439.9121	6,214,163.5000

M&E—2.20%—(B)	1,573,755.9747	5,036,939.3142	4,569,216.8102	5,561,161.8062

M&E—2.30%—(A)	54,767.1347	48,910.6552	247,800.1933	681,339.2064

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Asset Allocation - Conservative Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	$1.465065	$1.874319	$1.599207	$1.738795

M&E—1.30%—(C)	$1.024708	$1.028389	$1.030584	$1.029953

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	$1.451655	$1.857109	$1.584543	$1.722889

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	$1.024086	$1.027767	$1.029956	$1.029336

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	$1.441652	$1.844349	$1.573670	$1.711018

M&E—1.70%—(B)	$1.077281	$1.106560	$1.100000	$1.103389

M&E—1.80%—(A)	$1.431771	$1.831726	$1.562871	$1.699284

M&E—1.80%—(C)	$1.023157	$1.026835	$1.029029	$1.028404

M&E—1.85%—(B)	$1.428490	$1.827501	$1.559272	$1.695380

M&E—1.90%—(B)	$1.073776	$1.102931	$1.096387	$1.099775

M&E—2.00%—(A)	$1.418718	$1.814984	$1.548620	$1.683809

M&E—2.00%—(C)	$1.022542	$1.026215	$1.028406	$1.027781

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	$1.408993	$1.802573	$1.538027	$1.672295

M&E—2.20%—(B)	$1.068508	$1.097527	$1.091028	$1.094403

M&E—2.30%—(A)	$1.399371	$1.790255	$1.527528	$1.660836

M&E—2.30%—(C)	$1.021621	$1.025291	$1.027483	$1.026855

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	International Moderate Growth Subaccount	MFS International Equity Subaccount	American Century Large Company Value Subaccount	Capital Guardian Global Subaccount
Assets
Investment in securities:
Number of shares—Initial	6,989,526.121	12,317,347.646	3,137,317.911	14,418,833.977

Cost	$75,504,124	$107,293,691	$34,498,284	$150,317,821

Number of shares—Service	—	896,350.297	176,289.664	1,180,677.397

Cost	$—	$8,513,196	$1,997,991	$12,756,811

Investments in mutual funds, at net asset value	$77,443,949	$117,265,930	$36,812,417	$152,839,791
Receivable for units sold	—	60	—	—

Total assets	77,443,949	117,265,990	36,812,417	152,839,791

Liabilities
Payable for units redeemed	20	—	11	7

	$77,443,929	$117,265,990	$36,812,406	$152,839,784

Net Assets:
Deferred annuity contracts terminable by owners	$77,443,929	$117,265,990	$36,812,406	$152,839,784

Total net assets	$77,443,929	$117,265,990	$36,812,406	$152,839,784

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	International Moderate Growth Subaccount	MFS International Equity Subaccount	American Century Large Company Value Subaccount	Capital Guardian Global Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—(A)	459,038.4505	5,409,816.9712	3,054,375.0715	5,331,567.0827

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	34,098,767.3586	13,082,556.7547	4,983,718.9531	13,568,022.1492

M&E—1.30%—(C)	1,144.7281	—	—	—

M&E—1.40%—(A)	190,766.1075	1,865,662.3260	508,857.1630	4,749,850.0902

M&E—1.40%—(B)	—	228,355.0538	45,776.1892	783,213.0761

M&E—1.40%—(D)	34,646.6844	1,080,513.9060	361,444.6502	2,588,145.2646

M&E—1.50%—(A)	11,608,678.1726	16,166,666.6533	6,017,672.5282	17,973,496.4639

M&E—1.50%—(B)	263,918.9875	466,739.7477	269,039.5956	1,198,719.1478

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	2,428,986.5466	37,240,562.8302	9,942,124.5891	30,167,874.3752

M&E—1.55%—(D)	564,290.7479	3,469,114.8079	1,194,542.4893	4,071,774.1474

M&E—1.65%—(B)	979,785.3267	2,516,786.5511	889,327.9759	9,654,106.9526

M&E—1.70%—(B)	6,501,343.0240	—	—	—

M&E—1.80%—(A)	9,164,237.5730	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	130,037.7075	—	—	—

M&E—1.90%—(B)	1,219,711.1238	—	—	—

M&E—2.00%—(A)	1,196,559.9690	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	367,405.0650	—	—	—

M&E—2.20%—(B)	1,063,852.3008	—	—	—

M&E—2.30%—(A)	13,217.3135	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	International Moderate Growth Subaccount	MFS International Equity Subaccount	American Century Large Company Value Subaccount	Capital Guardian Global Subaccount
Accumulation unit value: Initial
M&E—1.25%—(A)	$1.106246	$1.311199	$1.272009	$1.335529

M&E—1.25%—(B)	—	$1.008122	$0.936886	$1.005146

M&E—1.30%—(A)	$1.105324	$1.612043	$1.396009	$1.548570

M&E—1.30%—(C)	$1.036252	—	—	—

M&E—1.40%—(A)	$1.103520	$1.298322	$1.259464	$1.711650

M&E—1.40%—(B)	—	$1.600815	$1.312933	$1.388338

M&E—1.40%—(D)	$1.103520	$1.298322	$1.259464	$1.711650

M&E—1.50%—(A)	$1.101698	$1.289772	$1.251225	$1.313779

M&E—1.50%—(B)	$1.101698	$1.289772	$1.251225	$1.694995

M&E—1.50%—(C)	$1.035629	—	—	—

M&E—1.55%—(A)	$1.100802	$1.285611	$1.247137	$1.686762

M&E—1.55%—(D)	$1.100802	$1.285611	$1.247137	$1.686762

M&E—1.65%—(B)	$1.098976	$1.277171	$1.238951	$1.670426

M&E—1.70%—(B)	$1.098098	—	—	—

M&E—1.80%—(A)	$1.096293	$1.567689	$1.357548	$1.505925

M&E—1.80%—(C)	$1.034687	—	—	—

M&E—1.85%—(B)	$1.095389	—	—	—

M&E—1.90%—(B)	$1.094494	—	—	—

M&E—2.00%—(A)	$1.092699	—	—	—

M&E—2.00%—(C)	$1.034067	—	—	—

M&E—2.05%—(A)	$1.091801	$1.546026	$1.338795	$1.485100

M&E—2.15%—(B)	$1.090028	—	—	—

M&E—2.20%—(B)	$1.089131	—	—	—

M&E—2.30%—(A)	$1.087356	—	—	—

M&E—2.30%—(C)	$1.033136	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	International Moderate Growth Subaccount	MFS International Equity Subaccount	American Century Large Company Value Subaccount	Capital Guardian Global Subaccount
Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	1,541,101.1020	617,394.7020	2,565,002.9273

M&E—1.30%—(C)	—	6,428.2405	5,004.4614	2,296.2309

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	828,352.7563	177,154.1938	738,761.1414

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	14,792.8986	8,356.7107

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	206,064.5633	94,848.7119	229,404.5387

M&E—1.70%—(B)	—	433,370.4418	19,516.1462	725,430.4243

M&E—1.80%—(A)	—	353,156.8884	88,614.8177	1,076,972.4803

M&E—1.80%—(C)	—	633.0478	—	—

M&E—1.85%—(B)	—	310,229.0668	150,136.6959	427,598.0567

M&E—1.90%—(B)	—	90,369.7549	13,699.8655	180,653.6625

M&E—2.00%—(A)	—	65,630.3976	6,800.7403	84,717.1797

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	235,625.5376	32,357.5312	492,593.7470

M&E—2.20%—(B)	—	89,784.8787	16,757.3212	361,445.4645

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	International Moderate Growth Subaccount	MFS International Equity Subaccount	American Century Large Company Value Subaccount	Capital Guardian Global Subaccount
Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	$2.051695	$1.628168	$1.831931

M&E—1.30%—(C)	—	$1.039758	$0.975816	$1.013676

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	$2.032875	$1.613258	$1.815108

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	$1.039131	$0.975228	$1.013065

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	$2.018919	$1.602180	$1.802687

M&E—1.70%—(B)	—	$1.134210	$1.080043	$1.076753

M&E—1.80%—(A)	—	$2.005032	$1.591187	$1.790284

M&E—1.80%—(C)	—	$1.038186	$0.974341	$1.012145

M&E—1.85%—(B)	—	$2.000448	$1.587528	$1.786192

M&E—1.90%—(B)	—	$1.130491	$1.076501	$1.073232

M&E—2.00%—(A)	—	$1.986760	$1.576666	$1.773979

M&E—2.00%—(C)	—	$1.037565	$0.973758	$1.011541

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	$1.973156	$1.565881	$1.761861

M&E—2.20%—(B)	—	$1.124963	$1.071233	$1.067974

M&E—2.30%—(A)	—	$1.959722	$1.555195	$1.749798

M&E—2.30%—(C)	—	$1.036627	$0.972873	$1.010624

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount
Assets
Investment in securities:
Number of shares—Initial	13,727,628.707	14,351,852.583	4,210,770.455	10,532,990.625

Cost	$128,085,605	$235,024,161	$86,913,692	$121,692,641

Number of shares—Service	829,187.718	849,655.693	520,282.686	—

Cost	$8,992,412	$17,359,563	$11,778,741	$—

Investments in mutual funds, at net asset value	$147,743,394	$278,855,137	$93,167,620	$232,779,093
Receivable for units sold	—	60	7	46

Total assets	147,743,394	278,855,197	93,167,627	232,779,139

Liabilities
Payable for units redeemed	117	—	—	—

	$147,743,277	$278,855,197	$93,167,627	$232,779,139

Net Assets:
Deferred annuity contracts terminable by owners	$147,743,277	$278,855,197	$93,167,627	$232,779,139

Total net assets	$147,743,277	$278,855,197	$93,167,627	$232,779,139

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—(A)	6,615,793.4856	10,576,602.4503	2,044,594.0400	13,987,169.7418

M&E—1.25%—(B)	—	25,957.8711	9,551.1088	51,064.6629

M&E—1.30%—(A)	11,761,317.0287	18,466,392.4990	6,777,421.6720	1,196,890.0225

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	5,309,016.5252	15,140,664.8647	1,769,910.2688	10,906,081.3595

M&E—1.40%—(B)	387,504.4547	5,895,757.2548	144,198.9714	4,539,032.8416

M&E—1.40%—(D)	4,079,498.2647	1,950,298.7504	361,359.3477	2,732,082.8346

M&E—1.50%—(A)	23,162,816.3226	33,743,672.9824	5,110,471.6226	34,502,829.1800

M&E—1.50%—(B)	2,122,804.0921	1,177,393.4609	420,537.8913	412,566.6349

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	59,665,092.1770	29,644,828.1807	16,019,541.0394	1,495,391.2557

M&E—1.55%—(D)	6,674,169.5592	2,681,037.0127	1,648,326.5567	1,228,409.4043

M&E—1.65%—(B)	9,186,018.8954	4,690,754.5305	951,110.4359	2,459,808.9059

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount
Accumulation unit value: Initial
M&E—1.25%—(A)	$1.170476	$1.391001	$2.376670	$2.042093

M&E—1.25%—(B)	$0.947226	$0.884061	$0.882088	$1.114169

M&E—1.30%—(A)	$1.300209	$1.350305	$2.370020	$2.174658

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	$1.038273	$3.121177	$2.356813	$6.552295

M&E—1.40%—(B)	$1.204868	$1.277373	$1.944444	$1.808140

M&E—1.40%—(D)	$1.038273	$3.121177	$2.356813	$6.552295

M&E—1.50%—(A)	$1.151371	$1.368290	$2.343666	$2.008812

M&E—1.50%—(B)	$1.028587	$2.962386	$2.343666	$6.034985

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	$1.023761	$3.072597	$2.337148	$6.450269

M&E—1.55%—(D)	$1.023761	$3.073117	$2.337148	$6.451355

M&E—1.65%—(B)	$1.014231	$2.917009	$2.324131	$5.942626

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	$1.264409	$1.313115	$2.304749	$2.114769

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	$1.246955	$1.294991	$2.272956	$2.085599

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount
Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	2,197,820.8399	3,353,477.1462	1,554,871.2707	—

M&E—1.30%—(C)	—	2,048.1811	1,420.2388	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	736,172.0346	965,315.3459	517,966.4163	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	11,748.2585	15,025.2489	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	188,033.3490	401,118.3461	332,653.0153	—

M&E—1.70%—(B)	550,236.9957	1,754,638.1987	383,065.9612	—

M&E—1.80%—(A)	1,137,633.3049	2,199,116.4959	1,245,113.0395	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	453,557.0482	780,107.1872	236,531.5192	—

M&E—1.90%—(B)	144,352.1803	209,480.9309	18,865.1590	—

M&E—2.00%—(A)	71,476.0976	149,067.9980	81,548.1946	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	351,062.9957	477,308.4689	252,795.1592	—

M&E—2.20%—(B)	36,270.0580	50,877.3614	19,937.8206	—

M&E—2.30%—(A)	—	—	18,378.4775	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount
Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	$1.509983	$1.657743	$2.388425	—

M&E—1.30%—(C)	$0.953711	$0.922385	$0.996856	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	$1.496126	$1.642570	$2.366536	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	$0.953135	$0.921823	$0.996244	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	$1.485847	$1.631263	$2.350276	—

M&E—1.70%—(B)	$1.008726	$0.994767	$1.131291	—

M&E—1.80%—(A)	$1.475664	$1.620072	$2.334170	—

M&E—1.80%—(C)	$0.952269	$0.920991	$0.995347	—

M&E—1.85%—(B)	$1.472270	$1.616369	$2.328830	—

M&E—1.90%—(B)	$1.005421	$0.991520	$1.127580	—

M&E—2.00%—(A)	$1.462195	$1.605273	$2.312845	—

M&E—2.00%—(C)	$0.951694	$0.920435	$0.994744	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	$1.452178	$1.594310	$2.297071	—

M&E—2.20%—(B)	$1.000506	$0.986662	$1.122061	—

M&E—2.30%—(A)	$1.442279	$1.583420	$2.281359	—

M&E—2.30%—(C)	$0.950833	$0.919596	$0.993844	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Transamerica Science and Technology Subaccount	Jennison Growth Subaccount	JPMorgan Enhanced Index Subaccount	Marsico Growth Subaccount
Assets
Investment in securities:
Number of shares—Initial	5,515,163.058	3,331,427.908	7,478,905.301	3,534,491.520

Cost	$23,868,519	$25,410,046	$94,863,037	$36,489,925

Number of shares—Service	477,642.096	122,818.779	174,540.793	582,008.342

Cost	$2,183,385	$980,035	$2,624,821	$6,317,224

Investments in mutual funds, at net asset value	$32,037,625	$28,486,481	$125,749,610	$53,285,817
Receivable for units sold	—	10	50	—

Total assets	32,037,625	28,486,491	125,749,660	53,285,817

Liabilities
Payable for units redeemed	17	—	—	26

	$32,037,608	$28,486,491	$125,749,660	$53,285,791

Net Assets:
Deferred annuity contracts terminable by owners	$32,037,608	$28,486,491	$125,749,660	$53,285,791

Total net assets	$32,037,608	$28,486,491	$125,749,660	$53,285,791

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Transamerica Science and Technology Subaccount	Jennison Growth Subaccount	JPMorgan Enhanced Index Subaccount	Marsico Growth Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—(A)	1,965,024.8527	1,669,692.8234	9,414,455.1290	2,663,950.8900

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	2,705,813.4492	1,995,134.4536	6,486,958.6521	2,251,278.9991

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	556,875.5003	5,084,968.3485	8,534,527.9283	2,231,556.8253

M&E—1.40%—(B)	108,746.8773	327,454.2464	1,389,377.7172	127,928.8040

M&E—1.40%—(D)	120,188.8047	2,226,373.9702	6,002,505.8626	2,048,808.1695

M&E—1.50%—(A)	6,251,030.3311	4,857,045.9138	28,319,855.8806	11,578,563.6160

M&E—1.50%—(B)	301,267.2621	296,905.9375	994,311.1287	219,769.3286

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	13,683,985.7760	8,310,955.8291	18,481,557.1801	13,994,742.9395

M&E—1.55%—(D)	2,260,751.2357	507,888.0061	2,840,765.6146	4,524,937.7001

M&E—1.65%—(B)	785,087.7679	1,547,113.3796	4,193,055.5503	1,427,236.8269

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	2,424.0367

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Transamerica Science and Technology Subaccount	Jennison Growth Subaccount	JPMorgan Enhanced Index Subaccount	Marsico Growth Subaccount
Accumulation unit value: Initial
M&E—1.25%—(A)	$0.993336	$1.020357	$1.123403	$1.186728

M&E—1.25%—(B)	$1.260286	$1.066570	$0.974724	$1.148685

M&E—1.30%—(A)	$1.494887	$1.284175	$1.343558	$1.753052

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	$0.983575	$1.006325	$1.736224	$1.032219

M&E—1.40%—(B)	$1.401950	$1.341834	$1.301557	$1.478218

M&E—1.40%—(D)	$0.983575	$1.006325	$1.736224	$1.032219

M&E—1.50%—(A)	$0.977128	$1.003725	$1.105064	$1.167372

M&E—1.50%—(B)	$0.977128	$0.994338	$1.717450	$1.024410

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	$0.973915	$0.990644	$1.709194	$1.020546

M&E—1.55%—(D)	$0.973915	$0.990767	$1.709461	$1.020546

M&E—1.65%—(B)	$0.967574	$0.979098	$1.691147	$1.012895

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	$1.453733	$1.248820	$1.306535	$1.713249

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	$1.433646	$1.231562	$1.288469	$1.693728

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Transamerica Science and Technology Subaccount	Jennison Growth Subaccount	JPMorgan Enhanced Index Subaccount	Marsico Growth Subaccount
Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	371,453.4387	264,638.7894	1,471,194.6573	2,042,328.4217

M&E—1.30%—(C)	792.0713	—	3,989.4326	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	276,458.0084	148,635.3032	99,229.4634	577,993.4381

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	5,241.0891

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	247,052.3605	—	63,329.9676	127,349.7212

M&E—1.70%—(B)	35,174.4779	133,379.8895	6,458.3044	368,276.6979

M&E—1.80%—(A)	325,750.6160	54,100.7069	57,243.9828	373,161.1098

M&E—1.80%—(C)	—	—	—	604.0958

M&E—1.85%—(B)	—	27,065.5548	3,621.0366	295,318.6340

M&E—1.90%—(B)	—	9,289.4029	—	127,131.7200

M&E—2.00%—(A)	130,553.3014	20,631.2830	—	29,684.9856

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	30,343.1874	15,325.9456	94,971.3225	487,629.4137

M&E—2.20%—(B)	6,578.8898	3,915.7474	32,453.0271	112,877.1428

M&E—2.30%—(A)	1,866.9839	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Transamerica Science and Technology Subaccount	Jennison Growth Subaccount	JPMorgan Enhanced Index Subaccount	Marsico Growth Subaccount
Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	$1.816297	$1.599086	$1.584114	$1.734221

M&E—1.30%—(C)	$1.147614	$1.059675	$1.004587	$1.103377

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	$1.799655	$1.584415	$1.569625	$1.718350

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	$1.146924	$1.059029	$1.003982	$1.102708

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	$1.787241	$1.573519	$1.558815	$1.706528

M&E—1.70%—(B)	$1.265991	$1.100528	$1.119092	$1.194541

M&E—1.80%—(A)	$1.774991	$1.562727	$1.548137	$1.694822

M&E—1.80%—(C)	$1.145886	$1.058075	$1.003075	$1.101711

M&E—1.85%—(B)	$1.770918	$1.559151	$1.544595	$1.690931

M&E—1.90%—(B)	$1.261850	$1.096928	$1.115419	$1.190628

M&E—2.00%—(A)	$1.758820	$1.548476	$1.534022	$1.679370

M&E—2.00%—(C)	$1.145195	$1.057436	$1.002465	$1.101049

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	$1.746752	$1.537870	$1.523527	$1.667893

M&E—2.20%—(B)	$1.255675	$1.091552	$1.109967	$1.184804

M&E—2.30%—(A)	$1.734857	$1.527393	$1.513129	$1.656477

M&E—2.30%—(C)	$1.144159	$1.056481	$1.001564	$1.100049

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	BlackRock Large Cap Value Subaccount	MFS High Yield Subaccount	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount

Assets
Investment in securities:
Number of shares—Initial	4,908,149.534	9,565,978.600	17,988,750.473	9,942,844.003

Cost	$88,739,206	$92,149,861	$197,256,753	$117,677,358

Number of shares—Service	470,664.531	412,209.591	1,050,140.388	237,743.612

Cost	$9,492,429	$3,936,441	$11,643,914	$3,416,444

Investments in mutual funds, at net asset value	$103,081,611	$87,246,464	$221,824,081	$141,294,669
Receivable for units sold	27	—	—	—

Total assets	103,081,638	87,246,464	221,824,081	141,294,669

Liabilities
Payable for units redeemed	—	11	49	61

	$103,081,638	$87,246,453	$221,824,032	$141,294,608

Net Assets:
Deferred annuity contracts terminable by owners	$103,081,638	$87,246,453	$221,824,032	$141,294,608

Total net assets	$103,081,638	$87,246,453	$221,824,032	$141,294,608

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	BlackRock Large Cap Value Subaccount	MFS High Yield Subaccount	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount

Accumulation units outstanding: Initial
M&E—1.25%—(A)	4,308,562.8290	5,563,720.6145	5,780,265.0689	7,412,625.6197

M&E—1.25%—(B)	—	5,021.6744	—	—

M&E—1.30%—(A)	8,510,414.1570	8,238,649.5650	30,921,925.1533	10,569,407.8594

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	2,362,995.9967	4,301,288.2510	6,170,427.3268	3,128,876.4369

M&E—1.40%—(B)	258,205.8507	499,485.8252	1,091,102.0223	1,779,972.7623

M&E—1.40%—(D)	994,406.3053	1,421,847.5047	2,912,389.7592	940,865.8048

M&E—1.50%—(A)	13,232,000.1518	11,072,220.0689	19,009,404.4654	32,487,522.3336

M&E—1.50%—(B)	551,064.2270	578,569.8908	1,480,560.2834	878,161.5588

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	19,523,044.0414	24,759,698.8657	82,921,659.4320	41,255,497.5657

M&E—1.55%—(D)	3,550,983.8567	3,544,923.1393	12,733,746.7655	5,338,179.9520

M&E—1.65%—(B)	1,723,077.3576	2,338,348.3720	5,485,421.1626	4,881,894.7760

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	BlackRock Large Cap Value Subaccount	MFS High Yield Subaccount	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount

Accumulation unit value: Initial
M&E—1.25%—(A)	$1.638984	$1.381306	$1.260541	$1.215742

M&E—1.25%—(B)	$0.975360	$0.970205	$1.060211	$0.954687

M&E—1.30%—(A)	$1.653630	$1.379583	$1.257002	$1.325226

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	$1.801104	$1.340423	$1.249982	$1.324021

M&E—1.40%—(B)	$1.566025	$1.199092	$1.153806	$1.267904

M&E—1.40%—(D)	$1.801104	$1.340423	$1.249982	$1.324021

M&E—1.50%—(A)	$1.612282	$1.358779	$1.243039	$1.195923

M&E—1.50%—(B)	$1.787544	$1.327848	$1.243039	$1.314017

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	$1.780789	$1.321554	$1.239554	$1.309050

M&E—1.55%—(D)	$1.780789	$1.321554	$1.239554	$1.309050

M&E—1.65%—(B)	$1.767369	$1.309167	$1.232649	$1.299237

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	$1.608082	$1.341611	$1.222403	$1.288745

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	$1.585851	$1.323057	$1.205487	$1.270934

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	BlackRock Large Cap Value Subaccount	MFS High Yield Subaccount	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount

Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	2,204,329.5616	1,279,817.7114	4,776,479.0460	826,556.9329

M&E—1.30%—(C)	15,347.8343	—	38,157.4132	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	795,967.4637	470,103.6078	1,315,715.7518	448,210.6377

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	3,569.9366	—	4,286.0982	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	118,716.6181	153,336.2623	510,606.3026	78,341.6767

M&E—1.70%—(B)	983,966.6007	385,946.5959	547,341.6031	181,435.6231

M&E—1.80%—(A)	245,239.2595	354,278.5164	1,503,134.9821	138,333.7034

M&E—1.80%—(C)	638.9210	—	5,220.3945	—

M&E—1.85%—(B)	59,243.4006	70,255.6186	697,679.2919	48,411.3152

M&E—1.90%—(B)	35,915.2269	—	124,982.6162	99,442.4395

M&E—2.00%—(A)	49,810.5470	91,893.5241	252,126.8542	21,925.4523

M&E—2.00%—(C)	4,444.6811	7,617.1136	14,990.1953	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	279,474.3014	100,722.8237	971,174.9198	269,248.0015

M&E—2.20%—(B)	388,233.5247	—	—	27,187.6348

M&E—2.30%—(A)	38,209.2190	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	BlackRock Large Cap Value Subaccount	MFS High Yield Subaccount	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount

Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	$1.989530	$1.290857	$1.154883	$1.634710

M&E—1.30%—(C)	$1.018844	$1.008610	$1.036915	$0.999655

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	$1.971298	$1.279014	$1.144309	$1.619720

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	$1.018228	$1.008000	$1.036294	$0.999049

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	$1.957760	$1.270217	$1.136434	$1.608596

M&E—1.70%—(B)	$1.092545	$1.059115	$1.109256	$1.068640

M&E—1.80%—(A)	$1.944314	$1.261535	$1.128642	$1.597549

M&E—1.80%—(C)	$1.017303	$1.007090	$1.035355	$0.998140

M&E—1.85%—(B)	$1.939867	$1.258616	$1.126043	$1.593905

M&E—1.90%—(B)	$1.088974	$1.055670	$1.105623	$1.065145

M&E—2.00%—(A)	$1.926592	$1.249994	$1.118307	$1.582990

M&E—2.00%—(C)	$1.016693	$1.006477	$1.034733	$0.997541

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	$1.913440	$1.241463	$1.110668	$1.572158

M&E—2.20%—(B)	$1.083638	$1.050501	$1.100224	$1.059916

M&E—2.30%—(A)	$1.900351	$1.232969	$1.103076	$1.561428

M&E—2.30%—(C)	$1.015775	$1.005573	$1.033798	$0.996641

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Templeton Transamerica Global Subaccount	Transamerica Balanced (A/T) Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Assets
Investment in securities:
Number of shares—Initial	1,021,440.085	1,671,580.883	3,601,454.987	11,286,734.231

Cost	$20,101,240	$18,473,255	$42,602,160	$271,144,171

Number of shares—Service	171,479.377	548,079.434	648,280.134	532,878.660

Cost	$3,701,278	$6,928,495	$7,573,766	$12,930,257

Investments in mutual funds, at net asset value	$29,807,480	$30,376,461	$52,997,797	$341,421,620
Receivable for units sold	—	—	—	11

Total assets	29,807,480	30,376,461	52,997,797	341,421,631

Liabilities
Payable for units redeemed	17	11	41	—

	$29,807,463	$30,376,450	$52,997,756	$341,421,631

Net Assets:
Deferred annuity contracts terminable by owners	$29,807,463	$30,376,450	$52,997,756	$341,421,631

Total net assets	$29,807,463	$30,376,450	$52,997,756	$341,421,631

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Templeton Transamerica Global Subaccount	Transamerica Balanced (A/T) Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—(A)	1,145,224.1552	412,911.0569	1,306,773.6743	15,470,496.7682

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	1,619,201.2347	4,662,677.7783	5,347,158.0491	16,388,819.0753

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	2,494,700.9374	385,306.5984	1,072,626.8399	82,865,065.9105

M&E—1.40%—(B)	146,517.8765	91,315.1413	201,520.4818	5,140,314.7001

M&E—1.40%—(D)	1,579,957.9106	79,737.4896	352,608.1968	19,179,279.6796

M&E—1.50%—(A)	2,803,630.0222	1,118,065.8274	3,528,940.3437	34,547,267.4577

M&E—1.50%—(B)	302,606.1783	164,152.9319	333,267.6936	2,844,354.5626

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	11,768,107.7179	7,683,275.4912	12,866,146.3832	66,825,347.3260

M&E—1.55%—(D)	2,636,357.1853	536,452.4474	1,790,635.1313	13,630,299.8886

M&E—1.65%—(B)	3,300,808.7546	330,746.1671	616,865.9701	18,923,285.5646

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Templeton Transamerica Global Subaccount	Transamerica Balanced (A/T) Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Accumulation unit value: Initial
M&E—1.25%—(A)	$1.370681	$1.498683	$1.661544	$1.409942

M&E—1.25%—(B)	$1.075611	$1.073217	$1.147892	$1.118328

M&E—1.30%—(A)	$1.579962	$1.494481	$1.656873	$1.769136

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	$0.796796	$1.486147	$1.647615	$1.080758

M&E—1.40%—(B)	$1.522172	$1.413931	$1.437647	$1.572618

M&E—1.40%—(D)	$0.796796	$1.486147	$1.647615	$1.080758

M&E—1.50%—(A)	$1.348296	$1.477848	$1.638459	$1.386928

M&E—1.50%—(B)	$0.790813	$1.477848	$1.638459	$1.072627

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	$0.787816	$1.473732	$1.633852	$1.068609

M&E—1.55%—(D)	$0.787816	$1.473732	$1.633852	$1.068609

M&E—1.65%—(B)	$0.781935	$1.465524	$1.624780	$1.060596

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	$1.536495	$1.453333	$1.611254	$1.720380

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	$1.515249	$1.433277	$1.588997	$1.696592

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Templeton Transamerica Global Subaccount	Transamerica Balanced (A/T) Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	1,247,967.3849	2,868,831.9964	1,896,825.6386	2,836,484.4340

M&E—1.30%—(C)	7,613.8780	—	14,598.6495	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	505,007.8420	748,710.6790	539,687.9995	1,783,711.4717

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	122,615.5661	46,649.2717	1,414,118.1564	273,482.8301

M&E—1.70%—(B)	112,008.6137	306,556.4632	283,945.0848	90,425.6419

M&E—1.80%—(A)	213,797.4401	294,460.8376	382,348.8019	1,771,350.6176

M&E—1.80%—(C)	310.3525	—	—	3,111.7246

M&E—1.85%—(B)	189,012.2085	—	194,281.2959	321,611.4108

M&E—1.90%—(B)	31,339.2640	111,257.9162	6,776.4052	27,950.2439

M&E—2.00%—(A)	106,895.9646	590,285.9715	95,368.9681	252,181.5589

M&E—2.00%—(C)	—	—	6,950.5946	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	4,755.1021	33,187.5719	78,435.7306	472,810.3883

M&E—2.20%—(B)	379,588.5573	—	26,214.8200	230,523.3976

M&E—2.30%—(A)	—	—	6,199.4845	1,658.2528

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Templeton Transamerica Global Subaccount	Transamerica Balanced (A/T) Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	$1.524962	$1.538844	$1.680554	$1.946886

M&E—1.30%—(C)	$1.087027	$1.064735	$1.087071	$1.097797

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	$1.513962	$1.524707	$1.665133	$1.929018

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	$1.086368	$1.064092	$1.086412	$1.097130

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	$1.505764	$1.514207	$1.653702	$1.915788

M&E—1.70%—(B)	$1.215207	$1.143549	$1.152836	$1.152912

M&E—1.80%—(A)	$1.497671	$1.503827	$1.642351	$1.902647

M&E—1.80%—(C)	$1.085384	$1.063123	$1.085428	$1.096136

M&E—1.85%—(B)	$1.494943	$1.500384	$1.638564	$1.898270

M&E—1.90%—(B)	$1.211228	$1.139811	$1.149055	$1.149132

M&E—2.00%—(A)	$1.486908	$1.490120	$1.627346	$1.885253

M&E—2.00%—(C)	$1.084730	$1.062483	$1.084772	$1.095479

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	$1.478894	$1.479924	$1.616227	$1.872364

M&E—2.20%—(B)	$1.205308	$1.134220	$1.143446	$1.143504

M&E—2.30%—(A)	$1.470956	$1.469806	$1.605198	$1.859593

M&E—2.30%—(C)	$1.083756	$1.061527	$1.083798	$1.094491

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount
Assets
Investment in securities:
Number of shares—Initial	3,866,446.992	173,985,465.460	8,865,142.213	458,890.590

Cost	$58,820,555	$173,985,465	$107,894,721	$5,590,013

Number of shares—Service	159,788.762	32,012,389.020	388,151.549	—

Cost	$2,683,120	$32,012,389	$4,724,574	$—

Investments in mutual funds, at net asset value	$73,168,204	$205,997,854	$111,128,800	$5,612,232
Receivable for units sold	47	1,392	—	—

Total assets	73,168,251	205,999,246	111,128,800	5,612,232

Liabilities
Payable for units redeemed	—	—	34	46,017

	$73,168,251	$205,999,246	$111,128,766	$5,566,215

Net Assets:
Deferred annuity contracts terminable by owners	$73,168,251	$205,999,246	$111,128,766	$5,566,215

Total net assets	$73,168,251	$205,999,246	$111,128,766	$5,566,215

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—(A)	2,792,480.9516	11,314,968.3447	10,762,264.0261	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	5,673,195.8465	19,902,092.6536	10,128,043.1086	2,689,366.9867

M&E—1.30%—(C)	—	—	—	62,595.4591

M&E—1.40%—(A)	1,033,482.5781	12,254,198.7598	8,953,603.2305	—

M&E—1.40%—(B)	22,832.5149	1,443,810.0941	1,053,742.1182	—

M&E—1.40%—(D)	629,889.2752	3,338,997.3326	2,371,508.6651	—

M&E—1.50%—(A)	7,719,550.7179	30,390,490.1590	19,125,219.0117	1,378,655.4777

M&E—1.50%—(B)	122,767.7310	2,883,739.3814	772,955.3459	—

M&E—1.50%—(C)	—	—	—	9,692.0937

M&E—1.55%—(A)	15,202,676.5622	45,820,799.5833	16,460,617.1064	—

M&E—1.55%—(D)	1,939,668.5900	4,314,818.5209	4,339,183.4424	—

M&E—1.65%—(B)	908,010.5995	4,855,653.6130	3,057,723.5896	44,134.5399

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	607,111.4456

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	81,371.4163

M&E—2.00%—(A)	—	—	—	305,995.7697

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount
Accumulation unit value: Initial
M&E—1.25%—(A)	$2.028961	$1.094695	$1.188702	$1.100331

M&E—1.25%—(B)	$1.176530	$1.024409	$1.030008	$1.028649

M&E—1.30%—(A)	$1.710005	$1.078853	$1.163996	$1.083556

M&E—1.30%—(C)	—	—	—	$1.015135

M&E—1.40%—(A)	$2.009032	$1.468242	$1.638874	$1.093594

M&E—1.40%—(B)	$1.539252	$1.083864	$1.104466	$1.094223

M&E—1.40%—(D)	$2.009032	$1.468242	$1.638874	$1.093594

M&E—1.50%—(A)	$1.995845	$1.076827	$1.169318	$1.073637

M&E—1.50%—(B)	$1.995845	$1.366515	$1.613596	$1.089107

M&E—1.50%—(C)	—	—	—	$1.014529

M&E—1.55%—(A)	$1.989318	$1.445445	$1.616019	$1.086878

M&E—1.55%—(D)	$1.989318	$1.445685	$1.616269	$1.086878

M&E—1.65%—(B)	$1.976281	$1.345657	$1.586353	$1.066255

M&E—1.70%—(B)	—	—	—	$1.079456

M&E—1.80%—(A)	$1.662944	$1.049155	$1.131946	$1.058956

M&E—1.80%—(C)	—	—	—	$1.013606

M&E—1.85%—(B)	—	—	—	$1.056501

M&E—1.90%—(B)	—	—	—	$1.075910

M&E—2.00%—(A)	—	—	—	$1.049269

M&E—2.00%—(C)	—	—	—	$1.012993

M&E—2.05%—(A)	$1.639959	$1.034631	$1.116295	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount
Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	436,148.0468	15,453,253.9168	2,942,371.8412	—

M&E—1.30%—(C)	—	—	1,688.2755	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	340,013.4542	4,574,020.5170	361,297.4929	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	1,137.9795	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	150,043.2152	2,581,105.5206	361,405.8675	—

M&E—1.70%—(B)	38,563.0240	2,769,227.1525	115,935.3153	—

M&E—1.80%—(A)	222,388.0387	2,117,381.4550	462,645.5834	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	30,469.8545	181,403.1692	35,048.0454	—

M&E—1.90%—(B)	57,486.1155	343,026.5788	—	—

M&E—2.00%—(A)	16,580.6340	725,045.4339	24,901.1337	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	141,999.3901	437,887.5944	101,410.8312	—

M&E—2.20%—(B)	27,368.5348	886,750.3853	—	—

M&E—2.30%—(A)	—	138,242.2967	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount
Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	$2.069592	$1.068957	$1.083556	—

M&E—1.30%—(C)	$1.073580	$1.009855	$1.015135	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	$2.050645	$1.059141	$1.073637	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	$1.072927	$1.009244	$1.014529	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	$2.036509	$1.051848	$1.066255	—

M&E—1.70%—(B)	$1.157481	$1.050319	$1.079456	—

M&E—1.80%—(A)	$2.022540	$1.044644	$1.058956	—

M&E—1.80%—(C)	$1.071957	$1.008329	$1.013606	—

M&E—1.85%—(B)	$2.017902	$1.042244	$1.056501	—

M&E—1.90%—(B)	$1.153690	$1.046863	$1.075910	—

M&E—2.00%—(A)	$2.004095	$1.035117	$1.049269	—

M&E—2.00%—(C)	$1.071314	$1.007727	$1.012993	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	$1.990409	$1.028011	$1.042101	—

M&E—2.20%—(B)	$1.148032	$1.041763	$1.070646	—

M&E—2.30%—(A)	$1.976802	$1.020986	$1.034970	—

M&E—2.30%—(C)	$1.070339	$1.006817	$1.012081	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	T. Rowe Price Equity Income Subaccount
Assets
Investment in securities:
Number of shares—Initial	378,793.784	342,043.836	745,490.686	17,859,702.111

Cost	$6,609,404	$7,023,240	$14,485,511	$314,793,618

Number of shares—Service	—	—	—	510,996.982

Cost	$—	$—	$—	$10,406,598

Investments in mutual funds, at net asset value	$6,556,920	$6,905,865	$15,096,186	$350,548,708
Receivable for units sold	8	—	—	—

Total assets	6,556,928	6,905,865	15,096,186	350,548,708

Liabilities
Payable for units redeemed	—	2	9	59

	$6,556,928	$6,905,863	$15,096,177	$350,548,649

Net Assets:
Deferred annuity contracts terminable by owners	$6,556,928	$6,905,863	$15,096,177	$350,548,649

Total net assets	$6,556,928	$6,905,863	$15,096,177	$350,548,649

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	T. Rowe Price Equity Income Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—(A)	77,772.8819	376,685.0936	712,481.6451	16,722,374.3362

M&E—1.25%—(B)	—	—	—	339,511.9351

M&E—1.30%—(A)	1,534,340.4387	1,342,274.2758	2,153,794.4099	23,875,771.7199

M&E—1.30%—(C)	38,333.1997	17,712.5144	29,320.4621	—

M&E—1.40%—(A)	385,197.0374	584,754.3995	550,915.3901	20,052,720.3827

M&E—1.40%—(B)	22,506.3089	—	138,084.5647	7,384,460.6242

M&E—1.40%—(D)	58,007.2930	29,183.8314	268,805.6745	3,683,422.7984

M&E—1.50%—(A)	844,512.0217	1,047,144.9838	2,101,339.9233	42,629,643.0025

M&E—1.50%—(B)	—	311,072.7726	18,804.5979	1,056,888.3793

M&E—1.50%—(C)	2,176.9638	5,653.2627	—	—

M&E—1.55%—(A)	2,115,795.6996	2,063,291.4860	5,367,324.1195	26,966,591.8181

M&E—1.55%—(D)	265,846.7497	161,055.4826	687,013.1606	3,788,741.4148

M&E—1.65%—(B)	—	516,972.6637	581,359.1237	5,153,195.3496

M&E—1.70%—(B)	656,829.0774	442,275.7955	303,752.0131	—

M&E—1.80%—(A)	727,785.9214	226,843.1161	534,115.3721	—

M&E—1.80%—(C)	—	2,669.0706	308.4313	—

M&E—1.85%—(B)	—	12,773.6020	13,322.1621	—

M&E—1.90%—(B)	—	—	16,655.7701	—

M&E—2.00%—(A)	—	20,774.1355	17,015.5551	—

M&E—2.00%—(C)	—	2,257.6556	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	13,238.8520	—	—	—

M&E—2.20%—(B)	18,521.7427	—	637,123.5591	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	T. Rowe Price Equity Income Subaccount
Accumulation unit value: Initial
M&E—1.25%—(A)	$0.971353	$0.965403	$1.070130	$1.476501

M&E—1.25%—(B)	$0.971353	$0.965403	$1.070130	$0.959180

M&E—1.30%—(A)	$0.971026	$0.965072	$1.069777	$1.454816

M&E—1.30%—(C)	$1.001835	$1.011066	$1.096786	—

M&E—1.40%—(A)	$0.970390	$0.964440	$1.069077	$3.480982

M&E—1.40%—(B)	$0.970390	$0.964440	$1.070483	$1.365276

M&E—1.40%—(D)	$0.970390	$0.964440	$1.069077	$3.480982

M&E—1.50%—(A)	$0.969756	$0.963806	$1.068371	$1.452469

M&E—1.50%—(B)	—	$0.963806	$1.068371	$3.423698

M&E—1.50%—(C)	$1.001223	$1.010455	$1.096123	—

M&E—1.55%—(A)	$0.969437	$0.963492	$1.068021	$3.426833

M&E—1.55%—(D)	$0.969437	$0.963492	$1.068021	$3.427315

M&E—1.65%—(B)	$0.968794	$0.962851	$1.067319	$3.371328

M&E—1.70%—(B)	$0.968475	$0.962542	$1.066974	—

M&E—1.80%—(A)	$0.967845	$0.961906	$1.066262	$1.414775

M&E—1.80%—(C)	$1.000323	$1.009534	$1.095130	—

M&E—1.85%—(B)	$0.967518	$0.961589	$1.065918	—

M&E—1.90%—(B)	$0.967204	$0.961270	$1.065568	—

M&E—2.00%—(A)	$0.966569	$0.960642	$1.064874	—

M&E—2.00%—(C)	$0.999719	$1.008925	$1.094471	—

M&E—2.05%—(A)	$0.966259	$0.960326	$1.064515	$1.395202

M&E—2.15%—(B)	$0.965627	$0.959702	$1.063816	—

M&E—2.20%—(B)	$0.965310	$0.959380	$1.063477	—

M&E—2.30%—(A)	$0.964667	$0.958762	$1.062783	—

M&E—2.30%—(C)	$0.998819	$1.008020	$1.093480	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	T. Rowe Price Equity Income Subaccount
Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	2,457,804.1015

M&E—1.30%—(C)	—	—	—	2,850.2548

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	1,275,005.3277

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	5,699.0271

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	293,482.6216

M&E—1.70%—(B)	—	—	—	341,192.0645

M&E—1.80%—(A)	—	—	—	705,769.2346

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	110,760.2957

M&E—1.90%—(B)	—	—	—	90,929.9588

M&E—2.00%—(A)	—	—	—	181,448.9054

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	519,026.9870

M&E—2.20%—(B)	—	—	—	59,207.6340

M&E—2.30%—(A)	—	—	—	1,766.7083

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	T. Rowe Price Equity Income Subaccount
Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	$1.683307

M&E—1.30%—(C)	—	—	—	$1.007083

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	$1.667871

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	$1.006476

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	$1.656419

M&E—1.70%—(B)	—	—	—	$1.111788

M&E—1.80%—(A)	—	—	—	$1.645058

M&E—1.80%—(C)	—	—	—	$1.005559

M&E—1.85%—(B)	—	—	—	$1.641280

M&E—1.90%—(B)	—	—	—	$1.108156

M&E—2.00%—(A)	—	—	—	$1.630050

M&E—2.00%—(C)	—	—	—	$1.004954

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	$1.618904

M&E—2.20%—(B)	—	—	—	$1.102732

M&E—2.30%—(A)	—	—	—	$1.607834

M&E—2.30%—(C)	—	—	—	$1.004055

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Large Cap Core Subaccount
Assets
Investment in securities:
Number of shares—Initial	8,387,291.570	9,377,803.479	11,362,924.624	6,985,213.887

Cost	$154,872,635	$100,627,809	$131,786,091	$109,062,233

Number of shares—Service	218,968.652	837,309.026	720,468.996	79,450.519

Cost	$5,076,225	$8,992,793	$11,121,625	$1,493,278

Investments in mutual funds, at net asset value	$220,625,098	$104,800,356	$207,322,216	$134,536,634
Receivable for units sold	78	64	23	35

Total assets	220,625,176	104,800,420	207,322,239	134,536,669

Liabilities
Payable for units redeemed	—	—	—	—

	$220,625,176	$104,800,420	$207,322,239	$134,536,669

Net Assets:
Deferred annuity contracts terminable by owners	$220,625,176	$104,800,420	$207,322,239	$134,536,669

Total net assets	$220,625,176	$104,800,420	$207,322,239	$134,536,669

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Large Cap Core Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—(A)	8,764,684.1367	5,648,873.3704	7,435,435.5115	6,583,260.7046

M&E—1.25%—(B)	22,784.8049	—	—	—

M&E—1.30%—(A)	13,921,589.7870	12,794,180.3168	10,351,601.8394	2,707,300.6491

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	12,655,004.9109	2,368,637.1841	18,058,552.0021	17,279,574.3987

M&E—1.40%—(B)	4,778,187.9392	212,779.8431	3,381,923.6852	3,585,863.1966

M&E—1.40%—(D)	3,177,028.3093	1,221,579.8228	4,160,567.0328	1,865,984.3776

M&E—1.50%—(A)	24,990,326.0751	15,275,265.6575	17,747,896.3832	13,607,852.4201

M&E—1.50%—(B)	421,345.9850	492,961.2110	782,206.1473	686,075.3699

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	17,393,646.3450	40,513,470.9828	24,539,913.3277	3,181,740.2182

M&E—1.55%—(D)	3,640,629.8739	6,278,776.7001	4,273,467.4890	1,144,643.5732

M&E—1.65%—(B)	2,842,270.9571	2,917,130.9572	4,525,420.6587	2,967,083.9996

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	28,005.7479	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Large Cap Core Subaccount
Accumulation unit value: Initial
M&E—1.25%—(A)	$1.273242	$1.254462	$1.602061	$1.348278

M&E—1.25%—(B)	$1.027006	$1.026592	$1.059192	$1.017707

M&E—1.30%—(A)	$1.456316	$1.357315	$1.934279	$1.475270

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	$3.670436	$0.990536	$2.343832	$3.722594

M&E—1.40%—(B)	$1.371538	$1.270723	$1.760016	$1.397708

M&E—1.40%—(D)	$3.670436	$0.990536	$2.343832	$3.722594

M&E—1.50%—(A)	$1.252472	$1.234015	$1.575932	$1.326278

M&E—1.50%—(B)	$3.610005	$0.983073	$2.017826	$2.755836

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	$3.613265	$0.979320	$2.307306	$3.664610

M&E—1.55%—(D)	$3.613898	$0.979320	$2.307695	$3.665209

M&E—1.65%—(B)	$3.554779	$0.971981	$1.986997	$2.713642

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	$1.416259	$1.319913	$1.880996	$1.434654

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	$1.396645	$1.301679	$1.854990	$1.414830

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Large Cap Core Subaccount
Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	1,513,862.4460	1,879,898.5970	1,878,008.3430	404,313.0044

M&E—1.30%—(C)	5,497.2218	—	215.7249	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	433,490.3280	585,698.8387	1,249,312.0855	212,110.8057

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	3,053.4385	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	169,773.3156	277,165.0456	350,688.1359	35,284.1245

M&E—1.70%—(B)	134,250.3340	217,418.3689	669,723.4744	45,350.5207

M&E—1.80%—(A)	591,038.3894	1,503,713.8502	520,211.9888	221,598.8405

M&E—1.80%—(C)	—	629.2546	609.6794	—

M&E—1.85%—(B)	87,401.8706	65,804.2639	253,267.9440	8,262.2827

M&E—1.90%—(B)	8,747.0110	65,322.0189	64,036.0823	—

M&E—2.00%—(A)	22,773.2957	219,517.8671	146,713.3623	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	467,491.6748	178,833.1973	372,198.3208	28,230.5929

M&E—2.20%—(B)	19,118.0219	111,651.9255	383,655.1250	31,156.0185

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Large Cap Core Subaccount
Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	$1.658397	$1.739305	$2.331513	$1.611051

M&E—1.30%—(C)	$1.037606	$1.014038	$1.074497	$1.031747

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	$1.643166	$1.723339	$2.310106	$1.596299

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	$1.036977	$1.013423	$1.073847	$1.031122

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	$1.631906	$1.711527	$2.294266	$1.585327

M&E—1.70%—(B)	$1.160230	$1.016578	$1.197548	$1.136350

M&E—1.80%—(A)	$1.620716	$1.699765	$2.278505	$1.574465

M&E—1.80%—(C)	$1.036041	$1.012503	$1.072876	$1.030188

M&E—1.85%—(B)	$1.616984	$1.695885	$2.273309	$1.570851

M&E—1.90%—(B)	$1.156414	$1.013242	$1.193650	$1.132631

M&E—2.00%—(A)	$1.605908	$1.684240	$2.257740	$1.560058

M&E—2.00%—(C)	$1.035415	$1.011893	$1.072230	$1.029566

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	$1.594931	$1.672766	$2.242303	$1.549416

M&E—2.20%—(B)	$1.150766	$1.008290	$1.187790	$1.127087

M&E—2.30%—(A)	$1.584040	$1.661318	$2.226969	$1.538823

M&E—2.30%—(C)	$1.034479	$1.010982	$1.071258	$1.028636

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Van Kampen Mid-Cap Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount
Assets
Investment in securities:
Number of shares—Initial	1,660,625.622	3,718,768.597	337,838.541	3,030,355.345

Cost	$27,729,387	$39,271,238	$7,734,979	$63,589,440

Number of shares—Service	83,632.531	—	—	—

Cost	$1,785,589	$—	$—	$—

Investments in mutual funds, at net asset value	$45,031,607	$46,930,860	$9,780,426	$80,455,934
Receivable for units sold	—	5,586	—	—

Total assets	45,031,607	46,936,446	9,780,426	80,455,934

Liabilities
Payable for units redeemed	34	—	14	5

	$45,031,573	$46,936,446	$9,780,412	$80,455,929

Net Assets:
Deferred annuity contracts terminable by owners	$45,031,573	$46,936,446	$9,780,412	$80,455,929

Total net assets	$45,031,573	$46,936,446	$9,780,412	$80,455,929

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Van Kampen Mid-Cap Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—(A)	4,852,351.8848	1,406,213.2203	186,761.8238	7,707,377.7683

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	5,443,608.3213	9,292,302.7276	2,311,953.2316	6,746,534.0796

M&E—1.30%—(C)	—	5,607.6463	—	5,730.4845

M&E—1.40%—(A)	513,459.2693	316,327.1611	87,954.1048	1,580,014.4372

M&E—1.40%—(B)	4,363.7461	29,572.4298	19.2863	144,024.8302

M&E—1.40%—(D)	131,554.3631	288,504.8576	81,082.5492	490,843.6304

M&E—1.50%—(A)	12,585,699.3498	3,106,169.5174	735,713.2012	24,155,783.7757

M&E—1.50%—(B)	147,752.6537	221,178.6336	—	239,658.3724

M&E—1.50%—(C)	—	—	—	3,160.7354

M&E—1.55%—(A)	13,997,001.7732	19,990,993.1900	3,397,656.9680	17,312,561.2311

M&E—1.55%—(D)	2,874,410.3021	1,545,466.4350	465,586.4869	2,551,626.4017

M&E—1.65%—(B)	1,118,220.1578	686,147.3040	119,434.7021	1,492,818.7571

M&E—1.70%—(B)	—	—	48,043.7140	384,039.4866

M&E—1.80%—(A)	—	170,776.0957	57,776.8539	634,677.2846

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	102,642.6225	3,848.5335	29,994.5135

M&E—1.90%—(B)	—	13,414.9482	12,369.9024	—

M&E—2.00%—(A)	—	71,044.5209	1,545.8791	53,556.8146

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	56,911.7115	—	268,088.5223

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Van Kampen Mid-Cap Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount
Accumulation unit value: Initial
M&E—1.25%—(A)	$0.997022	$1.271980	$1.319374	$1.261449

M&E—1.25%—(B)	$1.120084	$0.956149	$1.044012	$0.996279

M&E—1.30%—(A)	$1.349671	$1.268385	$1.315674	$1.394446

M&E—1.30%—(C)	—	$0.995338	$1.038738	$1.017109

M&E—1.40%—(A)	$0.987189	$1.261330	$1.308318	$1.249071

M&E—1.40%—(B)	$1.485537	$1.230793	$1.317059	$1.323805

M&E—1.40%—(D)	$0.987189	$1.261330	$1.308318	$1.249071

M&E—1.50%—(A)	$0.980707	$1.254298	$1.301026	$1.240900

M&E—1.50%—(B)	$0.980707	$1.254298	$1.301026	$1.240900

M&E—1.50%—(C)	—	$0.994737	$1.038103	$1.016491

M&E—1.55%—(A)	$0.977513	$1.250803	$1.297388	$1.236841

M&E—1.55%—(D)	$0.977513	$1.250803	$1.297388	$1.236841

M&E—1.65%—(B)	$0.971097	$1.243830	$1.290182	$1.228748

M&E—1.70%—(B)	—	$1.057839	$1.082576	$1.139956

M&E—1.80%—(A)	$1.312530	$1.233469	$1.279447	$1.356010

M&E—1.80%—(C)	—	$0.993836	$1.037166	$1.015574

M&E—1.85%—(B)	—	$1.600638	$1.554080	$1.626993

M&E—1.90%—(B)	—	$1.054375	$1.079021	$1.136227

M&E—2.00%—(A)	—	$1.589682	$1.543441	$1.615870

M&E—2.00%—(C)	—	$0.993240	$1.036543	$1.014961

M&E—2.05%—(A)	$1.294385	$1.216392	$1.261728	$1.337293

M&E—2.15%—(B)	—	$1.578813	$1.532894	$1.604815

M&E—2.20%—(B)	—	$1.049205	$1.073747	$1.130667

M&E—2.30%—(A)	—	$1.568020	$1.522413	$1.593839

M&E—2.30%—(C)	—	$0.992340	$1.035605	$1.014050

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Van Kampen Mid-Cap Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount
Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	593,280.7331	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	297,554.2722	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	59,139.6324	—	—	—

M&E—1.70%—(B)	75,807.2896	—	—	—

M&E—1.80%—(A)	125,450.6776	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	33,400.3800	—	—	—

M&E—1.90%—(B)	21,301.3451	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	2,085.5402	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	38,924.9414	—	—	—

M&E—2.20%—(B)	33,206.9995	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Van Kampen Mid-Cap Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount
Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	$1.738726	—	—	—

M&E—1.30%—(C)	$1.089850	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	$1.722779	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	$1.089186	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	$1.710951	—	—	—

M&E—1.70%—(B)	$1.193621	—	—	—

M&E—1.80%—(A)	$1.699228	—	—	—

M&E—1.80%—(C)	$1.088197	—	—	—

M&E—1.85%—(B)	$1.695300	—	—	—

M&E—1.90%—(B)	$1.189694	—	—	—

M&E—2.00%—(A)	$1.683721	—	—	—

M&E—2.00%—(C)	$1.087538	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	$1.672182	—	—	—

M&E—2.20%—(B)	$1.183888	—	—	—

M&E—2.30%—(A)	$1.660767	—	—	—

M&E—2.30%—(C)	$1.086567	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount
Assets
Investment in securities:
Number of shares—Initial	1,043,001.887	795,855.026	296,766.515	1,418,125.775

Cost	$22,394,232	$24,902,387	$3,688,391	$40,595,834

Number of shares—Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$31,248,337	$30,998,553	$4,953,033	$49,676,946
Receivable for units sold	—	39	6	21

Total assets	31,248,337	30,998,592	4,953,039	49,676,967

Liabilities
Payable for units redeemed	4	—	—	—

	$31,248,333	$30,998,592	$4,953,039	$49,676,967

Net Assets:
Deferred annuity contracts terminable by owners	$31,248,333	$30,998,592	$4,953,039	$49,676,967

Total net assets	$31,248,333	$30,998,592	$4,953,039	$49,676,967

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—(A)	3,191,309.2231	2,334,942.0701	694,676.5669	4,233,921.1809

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	2,570,765.0342	2,651,335.5195	—	6,687,374.4470

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	497,448.9257	1,271,149.4096	547,464.2649	1,434,694.2891

M&E—1.40%—(B)	27,335.7482	41,890.6923	458.3564	116,363.8871

M&E—1.40%—(D)	371,658.3548	141,725.9952	217,362.5960	488,167.7043

M&E—1.50%—(A)	11,490,184.4432	6,158,905.8323	1,164,231.9139	12,760,486.8659

M&E—1.50%—(B)	229,662.7121	144,986.2859	25,162.3147	939,584.6153

M&E—1.50%—(C)	68,296.4107	1,174.3152	—	—

M&E—1.55%—(A)	10,599,945.8724	15,426,518.4198	285,800.9904	19,799,342.8241

M&E—1.55%—(D)	2,436,112.3930	2,225,609.7829	364,308.2321	4,157,407.0812

M&E—1.65%—(B)	462,151.8475	1,057,678.0073	156,402.3495	2,017,402.2852

M&E—1.70%—(B)	74,296.5813	124,949.6962	—	106,701.2635

M&E—1.80%—(A)	40,253.3319	125,579.8430	—	109,484.1895

M&E—1.80%—(C)	614.9173	—	—	—

M&E—1.85%—(B)	7,911.8323	3,194.9406	—	26,945.9892

M&E—1.90%—(B)	9,458.9393	—	—	10,721.9783

M&E—2.00%—(A)	12,948.4299	2,069.8787	—	1,884.0025

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	170,383.4412	85,077.5651	—	164,667.0972

M&E—2.20%—(B)	3,948.4618	3,490.8805	—	29,311.0965

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount
Accumulation unit value: Initial
M&E—1.25%—(A)	$0.952272	$1.289164	$1.454423	$1.016044

M&E—1.25%—(B)	$1.086768	$1.092409	$0.988260	$0.999557

M&E—1.30%—(A)	$1.272565	$1.875424	—	$1.288974

M&E—1.30%—(C)	$1.073048	$1.083083	—	$1.005257

M&E—1.40%—(A)	$0.942925	$0.665981	$1.434668	$0.815023

M&E—1.40%—(B)	$1.343730	$1.702223	$1.456563	$1.342201

M&E—1.40%—(D)	$0.942925	$0.665981	$1.434668	$0.733990

M&E—1.50%—(A)	$0.936742	$1.268144	$1.430694	$0.999477

M&E—1.50%—(B)	$0.936742	$0.724577	$1.424498	$0.809235

M&E—1.50%—(C)	$1.072398	$1.082425	—	$1.004655

M&E—1.55%—(A)	$0.933656	$0.722030	$1.419475	$0.806356

M&E—1.55%—(D)	$0.933656	$0.722030	$1.419475	$0.806356

M&E—1.65%—(B)	$0.927557	$0.716875	$1.409366	$0.800602

M&E—1.70%—(B)	$1.105472	$1.255004	—	$1.190543

M&E—1.80%—(A)	$1.237498	$1.823801	—	$1.253455

M&E—1.80%—(C)	$1.071423	$1.081448	—	$1.003739

M&E—1.85%—(B)	$1.497107	$2.168407	—	$1.636153

M&E—1.90%—(B)	$1.101853	$1.250883	—	$1.186653

M&E—2.00%—(A)	$1.486858	$2.153572	—	$1.624967

M&E—2.00%—(C)	$1.070778	$1.080794	—	$1.003133

M&E—2.05%—(A)	$1.220440	$1.798630	—	$1.236153

M&E—2.15%—(B)	$1.476695	$2.138831	—	$1.613854

M&E—2.20%—(B)	$1.096458	$1.244769	—	$1.180831

M&E—2.30%—(A)	$1.466605	$2.124234	—	$1.602829

M&E—2.30%—(C)	$1.069811	$1.079821	—	$1.002231

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount
Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount
Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount
Assets
Investment in securities:
Number of shares—Initial	1,378,330.279	4,012,243.201	9,976,144.354	3,803,524.997

Cost	$21,499,116	$78,883,504	$259,525,285	$90,145,553

Number of shares—Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$22,480,567	$86,022,494	$273,944,924	$89,649,084
Receivable for units sold	—	—	78	35

Total assets	22,480,567	86,022,494	273,945,002	89,649,119

Liabilities
Payable for units redeemed	8	70	—	—

	$22,480,559	$86,022,424	$273,945,002	$89,649,119

Net Assets:
Deferred annuity contracts terminable by owners	$22,480,559	$86,022,424	$273,945,002	$89,649,119

Total net assets	$22,480,559	$86,022,424	$273,945,002	$89,649,119

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—(A)	368,322.8488	2,169,212.5118	8,657,793.7567	4,258,907.3869

M&E—1.25%—(B)	—	—	26,292.3746	—

M&E—1.30%—(A)	4,130,658.1920	14,836,051.8578	29,377,029.3379	10,692,871.6395

M&E—1.30%—(C)	5,663.8221	12,056.2154	58,108.0023	15,892.1986

M&E—1.40%—(A)	293,437.8594	1,223,088.9933	6,037,496.6828	3,199,475.9524

M&E—1.40%—(B)	24,905.5519	64,681.0831	750,941.1559	113,025.6521

M&E—1.40%—(D)	177,155.5308	519,571.7317	2,383,883.1295	687,419.3852

M&E—1.50%—(A)	2,555,637.4924	5,503,814.1777	27,937,332.7473	15,185,084.1424

M&E—1.50%—(B)	17,389.0542	639,322.4330	1,954,500.7851	734,846.0821

M&E—1.50%—(C)	1,203.6128	1,040.1891	7,695.6449	—

M&E—1.55%—(A)	9,801,074.5165	31,485,734.8283	71,846,496.9815	22,010,012.8219

M&E—1.55%—(D)	766,536.7220	2,172,923.4057	7,803,463.0988	4,022,756.0314

M&E—1.65%—(B)	227,941.9360	5,935,898.4313	9,394,980.0147	2,519,117.6661

M&E—1.70%—(B)	85,746.3493	194,515.4701	1,228,445.6171	232,994.3201

M&E—1.80%—(A)	113,589.5955	521,347.2264	1,675,954.9416	422,010.1950

M&E—1.80%—(C)	—	2,675.6071	614.8335	—

M&E—1.85%—(B)	36,030.6605	150,245.7987	181,822.7987	121,345.7113

M&E—1.90%—(B)	21,573.9075	76,310.1842	51,894.9752	148,014.3517

M&E—2.00%—(A)	9,876.8560	122,456.5208	434,787.2929	107,649.5199

M&E—2.00%—(C)	—	—	4,245.4505	4,622.2988

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	169,448.6548	204,767.0481	742,112.0736	86,513.1852

M&E—2.20%—(B)	—	31,479.2819	480,594.4110	32,464.0678

M&E—2.30%—(A)	—	—	48,555.4433	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount
Accumulation unit value: Initial
M&E—1.25%—(A)	$1.208354	$1.323958	$1.788832	$1.337242

M&E—1.25%—(B)	$0.944800	$0.982111	$1.106693	$0.946121

M&E—1.30%—(A)	$1.204962	$1.320266	$1.822872	$1.424382

M&E—1.30%—(C)	$0.975698	$1.008747	$1.070062	$0.978432

M&E—1.40%—(A)	$1.198237	$1.312887	$1.490512	$1.432302

M&E—1.40%—(B)	$1.211941	$1.239118	$1.612455	$1.336875

M&E—1.40%—(D)	$1.198237	$1.312887	$1.490512	$1.432302

M&E—1.50%—(A)	$1.191553	$1.305576	$1.759659	$1.315429

M&E—1.50%—(B)	$1.191553	$1.305576	$1.479293	$1.421500

M&E—1.50%—(C)	$0.975109	$1.008136	$1.069412	$0.977842

M&E—1.55%—(A)	$1.188222	$1.301938	$1.473743	$1.416129

M&E—1.55%—(D)	$1.188222	$1.301938	$1.473743	$1.416129

M&E—1.65%—(B)	$1.181624	$1.294686	$1.462643	$1.405491

M&E—1.70%—(B)	$1.012433	$1.093271	$1.184684	$1.097011

M&E—1.80%—(A)	$1.171768	$1.283895	$1.772645	$1.385163

M&E—1.80%—(C)	$0.974221	$1.007224	$1.068445	$0.976956

M&E—1.85%—(B)	$1.520616	$1.377544	$2.017419	$1.663539

M&E—1.90%—(B)	$1.009127	$1.089681	$1.180803	$1.093424

M&E—2.00%—(A)	$1.510170	$1.368091	$2.003619	$1.652131

M&E—2.00%—(C)	$0.973634	$1.006614	$1.067807	$0.976364

M&E—2.05%—(A)	$1.155587	$1.266160	$1.748171	$1.366054

M&E—2.15%—(B)	$1.499841	$1.358741	$1.989918	$1.640841

M&E—2.20%—(B)	$1.004175	$1.084369	$1.175023	$1.088069

M&E—2.30%—(A)	$1.489611	$1.349448	$1.976331	$1.629640

M&E—2.30%—(C)	$0.972757	$1.005707	$1.066840	$0.975486

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount

Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount

Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount

Assets
Investment in securities:
Number of shares—Initial	1,101,819.187	192,931.761	9,438,689.081	7,709,126.504

Cost	$39,069,616	$2,531,840	$249,089,343	$98,585,128

Number of shares—Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$49,196,227	$4,275,368	$336,300,492	$97,289,176
Receivable for units sold	22	—	—	32

Total assets	49,196,249	4,275,368	336,300,492	97,289,208

Liabilities
Payable for units redeemed	—	—	68	—

	$49,196,249	$4,275,368	$336,300,424	$97,289,208

Net Assets:
Deferred annuity contracts terminable by owners	$49,196,249	$4,275,368	$336,300,424	$97,289,208

Total net assets	$49,196,249	$4,275,368	$336,300,424	$97,289,208

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount

Accumulation units outstanding: Initial
M&E—1.25%—(A)	2,831,097.7493	558,704.8472	8,474,209.8118	2,325,229.8242

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	6,803,072.0948	—	24,271,117.8782	14,275,933.9595

M&E—1.30%—(C)	—	—	1,258.5235	5,873.5762

M&E—1.40%—(A)	1,167,143.0690	51,273.4385	4,794,762.5625	928,457.7252

M&E—1.40%—(B)	48,098.7767	—	778,468.0028	141,054.5739

M&E—1.40%—(D)	361,380.9962	97,919.5950	2,346,268.1017	530,516.2386

M&E—1.50%—(A)	9,478,581.6647	2,177,286.0359	31,436,768.9100	7,190,209.0018

M&E—1.50%—(B)	475,624.7860	13,297.2165	760,669.9462	726,935.4087

M&E—1.50%—(C)	—	—	1,176.1714	1,183.9257

M&E—1.55%—(A)	16,871,551.5532	162,170.3910	58,958,293.3861	28,180,028.1315

M&E—1.55%—(D)	3,701,161.2634	376,867.4561	7,345,990.1073	2,966,634.3939

M&E—1.65%—(B)	1,032,876.5908	118,705.8963	6,859,195.4653	3,606,595.9475

M&E—1.70%—(B)	82,574.6947	—	637,448.1741	159,724.8704

M&E—1.80%—(A)	604,043.6972	—	2,119,478.0164	358,407.6682

M&E—1.80%—(C)	—	—	3,297.7320	—

M&E—1.85%—(B)	40,686.8061	—	110,217.5318	160,714.3348

M&E—1.90%—(B)	60,758.5871	—	36,006.3378	138,654.1041

M&E—2.00%—(A)	7,589.9242	—	303,298.1333	142,129.1119

M&E—2.00%—(C)	2,095.3878	—	2,196.6897	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	80,837.2152	—	750,741.5607	419,807.9981

M&E—2.20%—(B)	42,777.5921	—	466,289.9759	13,901.0047

M&E—2.30%—(A)	—	—	33,015.4005	1,943.3528

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount

Accumulation unit value: Initial
M&E—1.25%—(A)	$1.093944	$1.284076	$2.266360	$1.580730

M&E—1.25%—(B)	$1.187869	$1.122406	$1.064131	$0.929567

M&E—1.30%—(A)	$1.359202	—	$2.121232	$1.576332

M&E—1.30%—(C)	$1.089644	—	$1.036668	$0.986977

M&E—1.40%—(A)	$1.083210	$0.994989	$2.314639	$1.567541

M&E—1.40%—(B)	$1.408204	$1.434159	$1.762637	$1.337344

M&E—1.40%—(D)	$1.083210	$0.994989	$2.314639	$1.567541

M&E—1.50%—(A)	$1.076102	$1.263124	$2.229383	$1.558794

M&E—1.50%—(B)	$1.076102	$0.987483	$2.297144	$1.558794

M&E—1.50%—(C)	$1.088982	—	$1.036042	$0.986380

M&E—1.55%—(A)	$1.072563	$0.983762	$2.288481	$1.554448

M&E—1.55%—(D)	$1.072563	$0.983762	$2.288481	$1.554448

M&E—1.65%—(B)	$1.065547	$0.976401	$2.271284	$1.545817

M&E—1.70%—(B)	$1.258464	—	$1.113602	$1.099391

M&E—1.80%—(A)	$1.321792	—	$2.062803	$1.532933

M&E—1.80%—(C)	$1.088004	—	$1.035104	$0.985489

M&E—1.85%—(B)	$1.695195	—	$2.462827	$1.954589

M&E—1.90%—(B)	$1.254358	—	$1.109935	$1.095776

M&E—2.00%—(A)	$1.683580	—	$2.445989	$1.941190

M&E—2.00%—(C)	$1.087339	—	$1.034477	$0.984893

M&E—2.05%—(A)	$1.303547	—	$2.034339	$1.511759

M&E—2.15%—(B)	$1.672074	—	$2.429262	$1.927952

M&E—2.20%—(B)	$1.248218	—	$1.104504	$1.090425

M&E—2.30%—(A)	$1.660687	—	$2.412649	$1.914774

M&E—2.30%—(C)	$1.086361	—	$1.033547	$0.984009

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount

Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount

Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	STI Classic Capital Appreciation Subaccount	STI Classic Large Cap Relative Value Subaccount	STI Classic Mid-Cap Equity Subaccount	STI Classic Small Cap Value Equity Subaccount

Assets
Investment in securities:
Number of shares—Initial	6,547.231	9,719.851	5,848.875	41,372.747

Cost	$102,021	$116,684	$64,075	$658,199

Number of shares—Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$119,618	$119,749	$71,181	$528,330
Receivable for units sold	1	—	—	5

Total assets	119,619	119,749	71,181	528,335

Liabilities
Payable for units redeemed	—	—	9	—

	$119,619	$119,749	$71,172	$528,335

Net Assets:
Deferred annuity contracts terminable by owners	$119,619	$119,749	$71,172	$528,335

Total net assets	$119,619	$119,749	$71,172	$528,335

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	STI Classic Capital Appreciation Subaccount	STI Classic Large Cap Relative Value Subaccount	STI Classic Mid-Cap Equity Subaccount	STI Classic Small Cap Value Equity Subaccount

Accumulation units outstanding: Initial
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	13,142.2951	23,582.7925	16,693.7686	149,843.1616

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	36,245.4760	9,784.0636	—	21,981.2887

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	21,576.8132	29,016.5995	17,399.2916	15,100.9030

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	11,476.6348	8,627.3936	3,993.5852	60,534.0589

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	STI Classic Capital Appreciation Subaccount	STI Classic Large Cap Relative Value Subaccount	STI Classic Mid-Cap Equity Subaccount	STI Classic Small Cap Value Equity Subaccount

Accumulation unit value: Initial
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	$1.472130	$1.710990	$1.894632	$2.156476

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	$1.458630	$1.695292	$1.877278	$2.136705

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	$1.438676	$1.672094	$1.851567	$2.107478

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	$1.425557	$1.656856	$1.834701	$2.088223

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	$1.406124	$1.634265	$1.809690	$2.059769

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	STI Classic Capital Appreciation Subaccount	STI Classic Large Cap Relative Value Subaccount	STI Classic Mid-Cap Equity Subaccount	STI Classic Small Cap Value Equity Subaccount

Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	STI Classic Capital Appreciation Subaccount	STI Classic Large Cap Relative Value Subaccount	STI Classic Mid-Cap Equity Subaccount	STI Classic Small Cap Value Equity Subaccount

Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	STI Classic Large Cap Value Equity Subaccount	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation Fund- Moderate Growth II Subaccount
Assets
Investment in securities:
Number of shares—Initial	8,680.080	1,860.257	8,308.560	150,233.071

Cost	$120,405	$18,761	$98,515	$1,579,049

Number of shares—Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$156,155	$20,612	$96,213	$1,624,019
Receivable for units sold	—	—	—	2

Total assets	156,155	20,612	96,213	1,624,021

Liabilities
Payable for units redeemed	1	4	10	—

	$156,154	$20,608	$96,203	$1,624,021

Net Assets:
Deferred annuity contracts terminable by owners	$156,154	$20,608	$96,203	$1,624,021

Total net assets	$156,154	$20,608	$96,203	$1,624,021

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	STI Classic Large Cap Value Equity Subaccount	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation Fund- Moderate Growth II Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	1,253.1273	15,682.4734	68,319.4099	1,004,159.1884

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	15,187.6380	1,414.0982	1,186.7780	206,516.5560

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	74,246.2961	—	—	83,418.3605

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	19,651.7952

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	STI Classic Large Cap Value Equity Subaccount	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation Fund- Moderate Growth II Subaccount
Accumulation unit value: Initial
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	$1.757307	$1.206108	$1.384266	$1.239441

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	$1.741204	$1.197442	$1.374314	$1.230533

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	$1.717354	$1.184590	$1.359541	$1.217292

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	$1.701695	$1.176143	$1.349791	$1.208795

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	$1.678519	$1.163573	$1.335332	$1.197106

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	STI Classic Large Cap Value Equity Subaccount	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation Fund- Moderate Growth II Subaccount
Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

77

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	STI Classic Large Cap Value Equity Subaccount	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation Fund- Moderate Growth II Subaccount
Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	MTB Managed Allocation Fund- Aggressive Growth II Subaccount	MTB Managed Allocation Fund- Conservative Growth II Subaccount	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount
Assets
Investment in securities:
Number of shares—Initial	3,315.188	16,381.920	1,471.333	791.512

Cost	$38,637	$175,240	$18,167	$8,577

Number of shares—Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$39,650	$170,863	$17,318	$8,596
Receivable for units sold	—	1	—	—

Total assets	39,650	170,864	17,318	8,596

Liabilities
Payable for units redeemed	1	—	1	—

	$39,649	$170,864	$17,317	$8,596

Net Assets:
Deferred annuity contracts terminable by owners	$39,649	$170,864	$17,317	$8,596

Total net assets	$39,649	$170,864	$17,317	$8,596

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	MTB Managed Allocation Fund- Aggressive Growth II Subaccount	MTB Managed Allocation Fund- Conservative Growth II Subaccount	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	30,671.9970	4,969.5366	—	—

M&E—1.30%—(C)	—	—	15,889.9218	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	149,279.5227	—	—

M&E—1.80%—(C)	—	—	—	3,771.1144

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	2,387.8895	4,158.2022

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	MTB Managed Allocation Fund- Aggressive Growth II Subaccount	MTB Managed Allocation Fund- Conservative Growth II Subaccount	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount
Accumulation unit value: Initial
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	$1.292676	$1.121871	—	—

M&E—1.30%—(C)	—	—	$0.947728	$1.086047

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	$1.285893	$1.115984	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	$0.947156	$1.085387

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	$1.275808	$1.107245	—	—

M&E—1.80%—(C)	—	—	$0.946297	$1.084400

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	$1.269162	$1.101475	—	—

M&E—2.00%—(C)	—	—	$0.945718	$1.083751

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	$1.259251	$1.092876	—	—

M&E—2.30%—(C)	—	—	$0.944865	$1.082774

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	MTB Managed Allocation Fund- Aggressive Growth II Subaccount	MTB Managed Allocation Fund- Conservative Growth II Subaccount	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount
Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	MTB Managed Allocation Fund- Aggressive Growth II Subaccount	MTB Managed Allocation Fund- Conservative Growth II Subaccount	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount
Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Huntington VA Equity Income Subaccount	Huntington VA International Equity Subaccount	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount
Assets
Investment in securities:
Number of shares—Initial	959.180	1,287.716	0.002	949.658

Cost	$11,963	$22,806	$—	$17,943

Number of shares—Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$11,616	$23,011	$—	$17,673
Receivable for units sold	—	1	—	—

Total assets	11,616	23,012	—	17,673

Liabilities
Payable for units redeemed	—	—	—	—

	$11,616	$23,012	$—	$17,673

Net Assets:
Deferred annuity contracts terminable by owners	$11,616	$23,012	$—	$17,673

Total net assets	$11,616	$23,012	$—	$17,673

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Huntington VA Equity Income Subaccount	Huntington VA International Equity Subaccount	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	11,873.7560	4,211.6290	—	14,486.3567

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	4,741.9025	—	2,829.4728

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	3,813.3103	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	8,604.2947	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Huntington VA Equity Income Subaccount	Huntington VA International Equity Subaccount	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount
Accumulation unit value: Initial
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	$0.978261	$1.078090	$0.953507	$1.020729

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	$0.977674	$1.077439	$0.952931	$1.020107

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	$0.976787	$1.076462	$0.952066	$1.019183

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	$0.976195	$1.075814	$0.951486	$1.018568

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	$0.975320	$1.074843	$0.950634	$1.017648

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Huntington VA Equity Income Subaccount	Huntington VA International Equity Subaccount	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount
Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Huntington VA Equity Income Subaccount	Huntington VA International Equity Subaccount	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount
Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount
Assets
Investment in securities:
Number of shares - Initial	8,433.274	1,100.074	851.596	1,194.222

Cost	$95,638	$21,621	$9,600	$18,393

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$95,465	$21,396	$9,793	$17,973
Receivable for units sold	—	1	—	—

Total assets	95,465	21,397	9,793	17,973

Liabilities
Payable for units redeemed	1	—	—	—

	$95,464	$21,397	$9,793	$17,973

Net Assets:
Deferred annuity contracts terminable by owners	$95,464	$21,397	$9,793	$17,973

Total net assets	$95,464	$21,397	$9,793	$17,973

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	35,780.0094	17,338.7098	6,505.7992	14,857.6376

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	58,744.1629	2,752.4494	—	2,360.7554

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	1,979.4792	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount
Accumulation unit value: Initial
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	$1.010322	$1.065045	$1.154686	$1.043900

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	$1.009717	$1.064393	$1.153984	$1.043271

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	$1.008801	$1.063425	$1.152941	$1.042321

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	$1.008192	$1.062786	$1.152244	$1.041692

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	$1.007287	$1.061829	$1.151206	$1.040751

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount
Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount
Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Huntington VA Situs Small Cap Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Assets
Investment in securities:
Number of shares—Initial	3,152.985	3,965,296.010	1,449,337.077	1,335,959.246

Cost	$50,467	$51,570,899	$10,835,306	$19,317,744

Number of shares—Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$47,768	$54,959,003	$10,522,187	$21,415,427
Receivable for units sold	—	—	679	—

Total assets	47,768	54,959,003	10,522,866	21,415,427

Liabilities
Payable for units redeemed	—	—	—	3

	$47,768	$54,959,003	$10,522,866	$21,415,424

Net Assets:
Deferred annuity contracts terminable by owners	$47,768	$54,959,003	$10,522,866	$21,415,424

Total net assets	$47,768	$54,959,003	$10,522,866	$21,415,424

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Huntington VA Situs Small Cap Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—(A)	—	3,035,057.2572	755,671.6991	562,020.4447

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	2,105,701.5971	454,940.4540	1,735,941.6308

M&E—1.30%—(C)	32,476.8606	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	5,784,183.2067	2,151,291.7782	3,524,772.4087

M&E—1.50%—(A)	—	11,218,642.9403	2,377,209.2034	2,487,311.4958

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	7,793.6591	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	8,869,508.6446	1,588,535.3257	4,984,558.5901

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	42,774.2639	—	84,035.5153

M&E—1.80%—(C)	2,709.0687	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	68,455.6945	—	11,381.8292

M&E—2.00%—(C)	4,465.7916	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Huntington VA Situs Small Cap Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation unit value: Initial
M&E—1.25%—(A)	—	$1.407785	$1.458323	$2.143933

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	$1.427262	$1.455193	$1.977480

M&E—1.30%—(C)	$1.007181	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	$2.202196	$1.439571	$1.345252

M&E—1.50%—(A)	—	$1.384816	$1.434560	$2.108943

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	$1.006571	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	$2.168287	$1.417432	$1.324512

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	$1.387998	$1.415102	$1.922993

M&E—1.80%—(C)	$1.005660	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	$1.697953	$1.321947	$2.344666

M&E—2.00%—(C)	$1.005055	—	—	—

M&E—2.05%—(A)	—	$1.368781	$1.395557	$1.896471

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	$1.674800	$1.303926	$2.312755

M&E—2.30%—(C)	$1.004142	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Huntington VA Situs Small Cap Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Huntington VA Situs Small Cap Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Asset Allocation - Conservative	Asset Allocation - Growth	Asset Allocation - Moderate	Asset Allocation - Moderate Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$11,114,250	$12,461,293	$32,136,007	$38,149,778
Expenses:
Administrative, mortality and expense risk charge	5,444,807	8,487,405	16,252,799	24,562,244

Net investment income (loss)	5,669,443	3,973,888	15,883,208	13,587,534

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	13,903,646	21,696,524	28,656,386	40,357,208
Proceeds from sales	167,960,895	90,691,551	136,469,603	237,387,085
Cost of investments sold	163,375,426	59,651,498	99,998,910	152,382,064

Net realized capital gains (losses) on investments	18,489,115	52,736,577	65,127,079	125,362,229

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	3,607,263	94,352,217	151,191,325	265,643,371
End of period	(2,140,595)	69,676,997	134,568,196	218,718,054

Net change in unrealized appreciation/depreciation of investments	(5,747,858)	(24,675,220)	(16,623,129)	(46,925,317)

Net realized and unrealized capital gains (losses) on investments	12,741,257	28,061,357	48,503,950	78,436,912

Increase (decrease) in net assets from operations	$18,410,700	$32,035,245	$64,387,158	$92,024,446

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	International Moderate Growth	MFS International Equity	American Century Large Company Value	Capital Guardian Global
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$582,724	$1,124,530	$189,563	$1,377,052
Expenses:
Administrative, mortality and expense risk charge	642,186	1,826,473	640,522	2,458,400

Net investment income (loss)	(59,462)	(701,943)	(450,959)	(1,081,348)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	352,731	20,911,372	181,972	14,040,492
Proceeds from sales	4,583,118	32,245,019	20,836,627	36,984,029
Cost of investments sold	4,019,335	20,539,882	17,734,602	31,440,511

Net realized capital gains (losses) on investments	916,514	32,616,509	3,283,997	19,584,010

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	886,854	24,420,077	4,012,894	192,782
End of period	1,939,825	1,459,043	316,142	(10,234,841)

Net change in unrealized appreciation/depreciation of investments	1,052,971	(22,961,034)	(3,696,752)	(10,427,623)

Net realized and unrealized capital gains (losses) on investments	1,969,485	9,655,475	(412,755)	9,156,387

Increase (decrease) in net assets from operations	$1,910,023	$8,953,532	$(863,714)	$8,075,039

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Capital Guardian U.S. Equity	Capital Guardian Value	Clarion Global Real Estate Securities	Transamerica Small/Mid Cap Value
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$1,150,908	$3,571,980	$7,934,794	$2,205,982
Expenses:
Administrative, mortality and expense risk charge	2,495,354	5,010,025	1,863,228	3,535,173

Net investment income (loss)	(1,344,446)	(1,438,045)	6,071,566	(1,329,191)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	14,324,928	22,292,362	8,076,373	20,428,883
Proceeds from sales	31,979,419	78,522,575	53,345,703	68,866,050
Cost of investments sold	21,030,339	61,721,179	33,603,061	47,024,837

Net realized capital gains (losses) on investments	25,274,008	39,093,758	27,819,015	42,270,096

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	36,221,561	86,166,902	37,406,305	100,700,389
End of period	10,665,377	26,471,413	(5,524,813)	111,086,452

Net change in unrealized appreciation/depreciation of investments	(25,556,184)	(59,695,489)	(42,931,118)	10,386,063

Net realized and unrealized capital gains (losses) on investments	(282,176)	(20,601,731)	(15,112,103)	52,656,159

Increase (decrease) in net assets from operations	$(1,626,622)	$(22,039,776)	$(9,040,537)	$51,326,968

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Transamerica Science and Technology	Jennison Growth	JPMorgan Enhanced Index	Marsico Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$16,931	$1,615,595	$10,184
Expenses:
Administrative, mortality and expense risk charge	369,114	434,218	2,095,942	712,688

Net investment income (loss)	(369,114)	(417,287)	(480,347)	(702,504)

Net realized and unrealized capital gains (losses)on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	1,605,862	3,590,287	452,755
Proceeds from sales	10,251,125	9,292,221	35,058,174	13,877,737
Cost of investments sold	9,461,323	7,247,697	23,166,032	10,061,337

Net realized capital gains (losses) on investments	789,802	3,650,386	15,482,429	4,269,155

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	36,133	2,536,451	38,288,581	6,161,673
End of period	5,985,721	2,096,400	28,261,752	10,478,668

Net change in unrealized appreciation/depreciation of investments	5,949,588	(440,051)	(10,026,829)	4,316,995

Net realized and unrealized capital gains (losses) on investments	6,739,390	3,210,335	5,455,600	8,586,150

Increase (decrease) in net assets from operations	$6,370,276	$2,793,048	$4,975,253	$7,883,646

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	BlackRock Large Cap Value	MFS High Yield	PIMCO Total Return	Legg Mason Partners All Cap
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$1,000,372	$8,722,340	$5,534,087	$2,065,078
Expenses:
Administrative, mortality and expense risk charge	1,624,850	1,473,632	3,169,798	2,401,413

Net investment income (loss)	(624,478)	7,248,708	2,364,289	(336,335)

Net realized and unrealized capital gains (losses)on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	11,721,497	5,103	15,117	8,251,375
Proceeds from sales	28,675,040	37,827,505	47,940,991	38,391,449
Cost of investments sold	18,461,102	39,957,302	46,118,586	26,558,926

Net realized capital gains (losses) on investments	21,935,435	(2,124,694)	1,837,522	20,083,898

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	22,888,661	(4,330,986)	2,048,033	40,008,163
End of period	4,849,976	(8,839,838)	12,923,414	20,200,867

Net change in unrealized appreciation/depreciation of investments	(18,038,685)	(4,508,852)	10,875,381	(19,807,296)

Net realized and unrealized capital gains (losses) on investments	3,896,750	(6,633,546)	12,712,903	276,602

Increase (decrease) in net assets from operations	$3,272,272	$615,162	$15,077,192	$(59,733)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Templeton Transamerica Global	Transamerica Balanced (A/T)	Transamerica Convertible Securities	Transamerica Equity
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$446,646	$321,795	$979,597	$76,873
Expenses:
Administrative, mortality and expense risk charge	443,611	425,480	718,523	5,212,136

Net investment income (loss)	3,035	(103,685)	261,074	(5,135,263)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	126,491	5,186,484	14,158,010
Proceeds from sales	8,706,534	7,294,857	14,790,886	96,129,796
Cost of investments sold	6,119,512	5,609,576	13,606,468	58,626,595

Net realized capital gains (losses) on investments	2,587,022	1,811,772	6,370,902	51,661,211

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	4,986,740	3,427,975	1,880,006	55,764,247
End of period	6,004,962	4,974,711	2,821,871	57,347,192

Net change in unrealized appreciation/depreciation of investments	1,018,222	1,546,736	941,865	1,582,945

Net realized and unrealized capital gains (losses) on investments	3,605,244	3,358,508	7,312,767	53,244,156

Increase (decrease) in net assets from operations	$3,608,279	$3,254,823	$7,573,841	$48,108,893

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Transamerica Growth Opportunities	Transamerica Money Market	Transamerica U.S. Government Securities	Transamerica U.S. Government Securities-PAM Fund
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$31,125	$9,052,279	$5,173,014	$286,867
Expenses:
Administrative, mortality and expense risk charge	1,049,745	2,747,098	1,659,396	21,343

Net investment income (loss)	(1,018,620)	6,305,181	3,513,618	265,524

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	5,195,238	(53)	—	—
Proceeds from sales	19,776,455	200,191,862	35,456,022	7,454,187
Cost of investments sold	15,495,044	200,191,862	36,406,958	7,655,119

Net realized capital gains (losses) on investments	9,476,649	(53)	(950,936)	(200,932)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	6,601,785	—	(3,889,775)	4
End of period	11,664,529	—	(1,490,495)	22,219

Net change in unrealized appreciation/depreciation of investments	5,062,744	—	2,399,280	22,215

Net realized and unrealized capital gains (losses) on investments	14,539,393	(53)	1,448,344	(178,717)

Increase (decrease) in net assets from operations	$13,520,773	$6,305,128	$4,961,962	$86,807

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Franklin Income Securities	Mutual Shares Securities	Templeton Foreign Securities	T. Rowe Price Equity Income
	Subaccount (1)	Subaccount(1)	Subaccount(1)	Subaccount
Net investment income (loss)
Income:
Dividends	$7,637	$548	$12,828	$8,131,069
Expenses:
Administrative, mortality and expense risk charge	28,100	38,461	72,257	5,719,253

Net investment income (loss)	(20,463)	(37,913)	(59,429)	2,411,816

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,416	1,340	29,257	34,342,249
Proceeds from sales	798,910	2,396,233	1,722,784	84,799,389
Cost of investments sold	831,451	2,510,864	1,717,954	74,678,355

Net realized capital gains (losses) on investments	(31,125)	(113,291)	34,087	44,463,283
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	63,631,312
End of period	(52,484)	(117,375)	610,675	25,348,492

Net change in unrealized appreciation/depreciation of investments	(52,484)	(117,375)	610,675	(38,282,820)

Net realized and unrealized capital gains (losses) on investments	(83,609)	(230,666)	644,762	6,180,463

Increase (decrease) in net assets from operations	$(104,072)	$(268,579)	$585,333	$8,592,279

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	T. Rowe Price Growth Stock	T. Rowe Price Small Cap	Van Kampen Active International Allocation	Van Kampen Large Cap Core
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$605,533	$—	$5,654,917	$1,337,067
Expenses:
Administrative, mortality and expense risk charge	3,463,766	1,710,875	3,010,703	2,139,774

Net investment income (loss)	(2,858,233)	(1,710,875)	2,644,214	(802,707)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	12,492,162	10,536,990	—	8,468,502
Proceeds from sales	53,448,757	33,288,003	42,941,270	40,361,267
Cost of investments sold	48,056,086	31,400,456	26,947,571	37,955,692

Net realized capital gains (losses) on investments	17,884,833	12,424,537	15,993,699	10,874,077

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	56,729,174	(3,393,239)	57,122,355	22,452,055
End of period	60,676,238	(4,820,246)	64,414,500	23,981,123

Net change in unrealized appreciation/depreciation of investments	3,947,064	(1,427,007)	7,292,145	1,529,068

Net realized and unrealized capital gains (losses) on investments	21,831,897	10,997,530	23,285,844	12,403,145

Increase (decrease) in net assets from operations	$18,973,664	$9,286,655	$25,930,058	$11,600,438

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Van Kampen Mid-Cap Growth	AIM V.I. Basic Value	AIM V.I. Capital Appreciation	AllianceBernstein Growth & Income
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$166,589	$—	$1,081,662
Expenses:
Administrative, mortality and expense risk charge	642,675	793,599	152,935	1,309,088

Net investment income (loss)	(642,675)	(627,010)	(152,935)	(227,426)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	2,800,702	—	4,449,346
Proceeds from sales	12,134,462	12,932,671	4,301,414	21,933,076
Cost of investments sold	7,085,903	7,502,845	2,664,496	13,699,511

Net realized capital gains (losses) on investments	5,048,559	8,230,528	1,636,918	12,682,911

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	11,831,105	15,095,810	2,577,817	26,313,884
End of period	15,516,631	7,659,622	2,045,447	16,866,494

Net change in unrealized appreciation/depreciation of investments	3,685,526	(7,436,188)	(532,370)	(9,447,390)

Net realized and unrealized capital gains (losses) on investments	8,734,085	794,340	1,104,548	3,235,521

Increase (decrease) in net assets from operations	$8,091,410	$167,330	$951,613	$3,008,095

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	AllianceBernstein Large Cap Growth	Janus Aspen - Mid Cap Growth	Janus Aspen - Mid Cap Value	Janus Aspen - Worldwide Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$165,624	$240,330	$297,341
Expenses:
Administrative, mortality and expense risk charge	471,213	384,795	77,151	753,942

Net investment income (loss)	(471,213)	(219,171)	163,179	(456,601)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	102,110	—
Proceeds from sales	7,740,141	9,645,507	1,093,189	19,061,740
Cost of investments sold	4,952,970	5,822,188	634,207	11,783,631

Net realized capital gains (losses) on investments	2,787,171	3,823,319	561,092	7,278,109

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	7,624,686	5,209,446	1,674,100	12,630,212
End of period	8,854,105	6,096,166	1,264,642	9,081,112

Net change in unrealized appreciation/depreciation of investments	1,229,419	886,720	(409,458)	(3,549,100)

Net realized and unrealized capital gains (losses) on investments	4,016,590	4,710,039	151,634	3,729,009

Increase (decrease) in net assets from operations	$3,545,377	$4,490,868	$314,813	$3,272,408

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount
Net investment income (loss)
Income:
Dividends	$—	$2,205,062	$1,948,234	$1,518,179
Expenses:
Administrative, mortality and expense risk charge	386,367	1,378,631	3,959,321	1,491,144

Net investment income (loss)	(386,367)	826,431	(2,011,087)	27,035

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,925,470	2,298,515	66,627,353	7,647,592
Proceeds from sales	9,413,244	21,779,357	44,922,990	29,077,161
Cost of investments sold	7,823,824	17,074,927	24,548,372	19,650,480

Net realized capital gains (losses) on investments	3,514,890	7,002,945	87,001,971	17,074,273

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	3,734,244	12,769,271	61,150,231	16,474,117
End of period	981,451	7,138,990	14,419,639	(496,469)

Net change in unrealized appreciation/depreciation of investments	(2,752,793)	(5,630,281)	(46,730,592)	(16,970,586)

Net realized and unrealized capital gains (losses) on investments	762,097	1,372,664	40,271,379	103,687

Increase (decrease) in net assets from operations	$375,730	$2,199,095	$38,260,292	$130,722

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount
Net investment income (loss)
Income:
Dividends	$147,078	$—	$1,727,588	$634,627
Expenses:
Administrative, mortality and expense risk charge	590,846	63,051	5,218,104	1,635,436

Net investment income (loss)	(443,768)	(63,051)	(3,490,516)	(1,000,809)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	31,045	—	33,015,466	11,571,712
Proceeds from sales	11,756,739	1,069,212	73,336,503	27,853,647
Cost of investments sold	8,269,700	764,696	37,568,326	23,434,624

Net realized capital gains (losses) on investments	3,518,084	304,516	68,783,643	15,990,735

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	4,685,358	1,158,664	107,397,707	9,092,742
End of period	10,126,611	1,743,528	87,211,149	(1,295,952)

Net change in unrealized appreciation/depreciation of investments	5,441,253	584,864	(20,186,558)	(10,388,694)

Net realized and unrealized capital gains (losses) on investments	8,959,337	889,380	48,597,085	5,602,041

Increase (decrease) in net assets from operations	$8,515,569	$826,329	$45,106,569	$4,601,232

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	STI Classic Capital Appreciation Subaccount	STI Classic Large Cap Relative Value Subaccount	STI Classic Mid-Cap Equity Subaccount	STI Classic Small Cap Value Equity Subaccount
Net investment income (loss)
Income:
Dividends	$486	$1,458	$167	$5,707
Expenses:
Administrative, mortality and expense risk charge	1,857	2,010	1,150	9,764

Net investment income (loss)	(1,371)	(552)	(983)	(4,057)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	6,667	7,409	10,968	150,942
Proceeds from sales	10,802	9,424	6,140	178,333
Cost of investments sold	9,483	6,994	4,437	215,926

Net realized capital gains (losses) on investments	7,986	9,839	12,671	113,349

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	9,512	13,041	16,135	(38,068)
End of period	17,597	3,065	7,106	(129,869)

Net change in unrealized appreciation/depreciation of investments	8,085	(9,976)	(9,029)	(91,801)

Net realized and unrealized capital gains (losses) on investments	16,071	(137)	3,642	21,548

Increase (decrease) in net assets from operations	$14,700	$(689)	$2,659	$17,491

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	STI Classic Large Cap Value Equity Subaccount	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation Fund- Moderate Growth II Subaccount
Net investment income (loss)
Income:
Dividends	$2,532	$76	$1,064	$33,755
Expenses:
Administrative, mortality and expense risk charge	3,191	254	1,353	22,687

Net investment income (loss)	(659)	(178)	(289)	11,068

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	1,418	3,521	50,304
Proceeds from sales	162,079	500	14,826	184,630
Cost of investments sold	114,473	436	12,487	173,772

Net realized capital gains (losses) on investments	47,606	1,482	5,860	61,162

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	74,895	1,754	2,442	30,537
End of period	35,750	1,851	(2,302)	44,970

Net change in unrealized appreciation/depreciation of investments	(39,145)	97	(4,744)	14,433

Net realized and unrealized capital gains (losses) on investments	8,461	1,579	1,116	75,595

Increase (decrease) in net assets from operations	$7,802	$1,401	$827	$86,663

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	MTB Managed Allocation Fund- Aggressive Growth II Subaccount	MTB Managed Allocation Fund- Conservative Growth II Subaccount	Huntington VA Dividend Capture Subaccount (1)	Huntington VA Growth Subaccount (1)
Net investment income (loss)
Income:
Dividends	$483	$4,438	$—	$—
Expenses:
Administrative, mortality and expense risk charge	487	2,752	32	5

Net investment income (loss)	(4)	1,686	(32)	(5)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,738	3,390	—	—
Proceeds from sales	1,364	109,827	2,563	512
Cost of investments sold	1,098	106,155	2,653	511

Net realized capital gains (losses) on investments	2,004	7,062	(90)	1

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	755	1,079	—	—
End of period	1,013	(4,377)	(849)	19

Net change in unrealized appreciation/depreciation of investments	258	(5,456)	(849)	19

Net realized and unrealized capital gains (losses) on investments	2,262	1,606	(939)	20

Increase (decrease) in net assets from operations	$2,258	$3,292	$(971)	$15

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Huntington VA Equity Income Subaccount (1)	Huntington VA International Equity Subaccount (1)	Huntington VA Macro 100 Subaccount (1)	Huntington VA Mid Corp America Subaccount (1)
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	16	31	—	41

Net investment income (loss)	(16)	(31)	—	(41)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	524	1,649	504	4,942
Cost of investments sold	521	1,656	508	5,201

Net realized capital gains (losses) on investments	3	(7)	(4)	(259)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(347)	205	—	(270)

Net change in unrealized appreciation/depreciation of investments	(347)	205	—	(270)

Net realized and unrealized capital gains (losses) on investments	(344)	198	(4)	(529)

Increase (decrease) in net assets from operations	$(360)	$167	$(4)	$(570)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Huntington VA Mortgage Securities Subaccount (1)	Huntington VA New Economy Subaccount (1)	Huntington VA Real Strategies Subaccount (1)	Huntington VA Rotating Markets Subaccount (1)
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	97	23	20	23

Net investment income (loss)	(97)	(23)	(20)	(23)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,360	2,237	2,314	2,021
Cost of investments sold	1,362	2,357	2,402	2,097

Net realized capital gains (losses) on investments	(2)	(120)	(88)	(76)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(173)	(225)	193	(420)

Net change in unrealized appreciation/depreciation of investments	(173)	(225)	193	(420)

Net realized and unrealized capital gains (losses) on investments	(175)	(345)	105	(496)

Increase (decrease) in net assets from operations	$(272)	$(368)	$85	$(519)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Huntington VA Situs Small Cap Subaccount (1)	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Net investment income (loss)
Income:
Dividends	$151	$864,385	$956,434	$585,119
Expenses:
Administrative, mortality and expense risk charge	63	943,833	176,940	282,665

Net investment income (loss)	88	(79,448)	779,494	302,454

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,221	7,143,304	—	978,627
Proceeds from sales	4,510	17,401,730	4,107,499	4,379,322
Cost of investments sold	4,915	14,200,820	3,569,351	3,156,617

Net realized capital gains (losses) on investments	816	10,344,214	538,148	2,201,332

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	12,936,110	834,355	1,812,412
End of period	(2,699)	3,388,104	(313,119)	2,097,683

Net change in unrealized appreciation/depreciation of investments	(2,699)	(9,548,006)	(1,147,474)	285,271

Net realized and unrealized capital gains (losses) on investments	(1,883)	796,208	(609,326)	2,486,603

Increase (decrease) in net assets from operations	$(1,795)	$716,760	$170,168	$2,789,057

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Asset Allocation - Conservative Subaccount		Asset Allocation - Growth Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$5,669,443	$5,764,976	$3,973,888	$(2,961,103)
Net realized capital gains (losses) on investments	18,489,115	$30,409,365	52,736,577	$58,049,164
Net change in unrealized appreciation/depreciation of investments	(5,747,858)	$(13,289,367)	(24,675,220)	$7,373,156

Increase (decrease) in net assets from operations	18,410,700	22,884,974	32,035,245	62,461,217

Contract transactions
Net contract purchase payments	34,260,964	$29,264,520	33,150,209	$37,129,433
Transfer payments from (to) other subaccounts or general account	58,431,961	$21,356,698	19,010,395	$21,539,671
Contract terminations, withdrawals, and other deductions	(46,286,543)	$(29,167,736)	(48,217,506)	$(33,538,213)
Contract maintenance charges	(1,430,782)	$(1,129,499)	(2,132,287)	$(1,867,473)

Increase (decrease) in net assets from contract transactions	44,975,600	20,323,983	1,810,811	23,263,418

Net increase (decrease) in net assets	63,386,300	43,208,957	33,846,056	85,724,635

Net assets:
Beginning of the period	311,598,094	$268,389,137	530,509,389	$444,784,754

End of the period	$374,984,394	$311,598,094	$564,355,445	$530,509,389

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Asset Allocation - Moderate Subaccount		Asset Allocation - Moderate Growth Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$15,883,208	$10,162,021	$13,587,534	$1,417,842
Net realized capital gains (losses) on investments	65,127,079	$69,739,197	125,362,229	$82,315,528
Net change in unrealized appreciation/depreciation of investments	(16,623,129)	$7,217,867	(46,925,317)	$61,189,184

Increase (decrease) in net assets from operations	64,387,158	87,119,085	92,024,446	144,922,554

Contract transactions
Net contract purchase payments	133,749,725	$113,600,965	295,590,963	$226,467,147
Transfer payments from (to) other subaccounts or general account	59,830,433	$29,474,725	39,137,314	$161,180,974
Contract terminations, withdrawals, and other deductions	(99,552,931)	$(59,653,359)	(147,087,512)	$(80,465,167)
Contract maintenance charges	(4,232,900)	$(3,540,958)	(6,289,515)	$(4,531,039)

Increase (decrease) in net assets from contract transactions	89,794,327	79,881,373	181,351,250	302,651,915

Net increase (decrease) in net assets	154,181,485	167,000,458	273,375,696	447,574,469

Net assets:
Beginning of the period	1,013,622,612	$846,622,154	1,499,266,700	$1,051,692,231

End of the period	$1,167,804,097	$1,013,622,612	$1,772,642,396	$1,499,266,700

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	International Moderate Growth Subaccount		MFS International Equity Subaccount
	2007	2006(1)	2007	2006
Operations
Net investment income (loss)	$(59,462)	$(53,812)	$(701,943)	$(111,091)
Net realized capital gains (losses) on investments	916,514	(8,036)	32,616,509	17,474,995
Net change in unrealized appreciation/depreciation of investments	1,052,971	886,854	(22,961,034)	3,791,284

Increase (decrease) in net assets from operations	1,910,023	825,006	8,953,532	21,155,188

Contract transactions
Net contract purchase payments	40,047,147	9,312,640	2,716,975	2,620,257
Transfer payments from (to) other subaccounts or general account	23,721,543	4,688,556	(6,317,686)	7,107,498
Contract terminations, withdrawals, and other deductions	(2,802,633)	(129,488)	(11,456,317)	(9,234,039)
Contract maintenance charges	(125,109)	(3,756)	(428,637)	(403,000)

Increase (decrease) in net assets from contract transactions	60,840,948	13,867,952	(15,485,665)	90,716

Net increase (decrease) in net assets	62,750,971	14,692,958	(6,532,133)	21,245,904

Net assets:
Beginning of the period	14,692,958	—	123,798,123	102,552,219

End of the period	$77,443,929	$14,692,958	$117,265,990	$123,798,123

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	American Century Large Company Value Subaccount		Capital Guardian Global Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(450,959)	$477,381	$(1,081,348)	$1,575,555
Net realized capital gains (losses) on investments	3,283,997	8,839,673	19,584,010	60,319,549
Net change in unrealized appreciation/depreciation of investments	(3,696,752)	(1,865,585)	(10,427,623)	(41,650,031)

Increase (decrease) in net assets from operations	(863,714)	7,451,469	8,075,039	20,245,073

Contract transactions
Net contract purchase payments	633,044	700,873	5,469,194	4,253,950
Transfer payments from (to) other subaccounts or general account	(7,651,264)	5,902,345	(11,515,195)	(5,483,413)
Contract terminations, withdrawals, and other deductions	(5,470,890)	(4,791,118)	(21,098,674)	(13,386,980)
Contract maintenance charges	(157,030)	(153,499)	(548,065)	(576,764)

Increase (decrease) in net assets from contract transactions	(12,646,140)	1,658,601	(27,692,740)	(15,193,207)

Net increase (decrease) in net assets	(13,509,854)	9,110,070	(19,617,701)	5,051,866

Net assets:
Beginning of the period	50,322,260	41,212,190	172,457,485	167,405,619

End of the period	$36,812,406	$50,322,260	$152,839,784	$172,457,485

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Capital Guardian U.S. Equity Subaccount		Capital Guardian Value Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(1,344,446)	$(1,679,227)	$(1,438,045)	$118,487
Net realized capital gains (losses) on investments	25,274,008	24,040,034	39,093,758	40,151,191
Net change in unrealized appreciation/depreciation of investments	(25,556,184)	(8,217,261)	(59,695,489)	9,316,218

Increase (decrease) in net assets from operations	(1,626,622)	14,143,546	(22,039,776)	49,585,896

Contract transactions
Net contract purchase payments	3,648,227	3,810,817	5,573,289	8,473,776
Transfer payments from (to) other subaccounts or general account	(12,644,221)	(4,420,450)	(28,244,057)	(11,857,433)
Contract terminations, withdrawals, and other deductions	(15,345,867)	(12,731,527)	(44,483,744)	(35,723,736)
Contract maintenance charges	(566,026)	(598,900)	(954,651)	(980,012)

Increase (decrease) in net assets from contract transactions	(24,907,887)	(13,940,060)	(68,109,163)	(40,087,405)

Net increase (decrease) in net assets	(26,534,509)	203,486	(90,148,939)	9,498,491

Net assets:
Beginning of the period	174,277,786	174,074,300	369,004,136	359,505,645

End of the period	$147,743,277	$174,277,786	$278,855,197	$369,004,136

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Clarion Global Real Estate Securities Subaccount		Transamerica Small/Mid Cap Value Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$6,071,566	$(95,260)	$(1,329,191)	$(1,452,935)
Net realized capital gains (losses) on investments	27,819,015	21,225,101	42,270,096	33,531,973
Net change in unrealized appreciation/depreciation of investments	(42,931,118)	16,642,418	10,386,063	6,879,242

Increase (decrease) in net assets from operations	(9,040,537)	37,772,259	51,326,968	38,958,280

Contract transactions
Net contract purchase payments	3,878,570	3,812,777	874,659	885,643
Transfer payments from (to) other subaccounts or general account	(28,752,469)	14,192,486	(19,512,572)	(19,487,252)
Contract terminations, withdrawals, and other deductions	(13,398,635)	(7,795,049)	(45,609,787)	(34,101,476)
Contract maintenance charges	(456,857)	(397,610)	(504,590)	(545,356)

Increase (decrease) in net assets from contract transactions	(38,729,391)	9,812,604	(64,752,290)	(53,248,441)

Net increase (decrease) in net assets	(47,769,928)	47,584,863	(13,425,322)	(14,290,161)

Net assets:
Beginning of the period	140,937,555	93,352,692	246,204,461	260,494,622

End of the period	$93,167,627	$140,937,555	$232,779,139	$246,204,461

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Transamerica Science and Technology Subaccount		Jennison Growth Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(369,114)	$(393,982)	$(417,287)	$(486,453)
Net realized capital gains (losses) on investments	789,802	2,555,287	3,650,386	4,088,889
Net change in unrealized appreciation/depreciation of investments	5,949,588	(2,493,196)	(440,051)	(3,697,628)

Increase (decrease) in net assets from operations	6,370,276	(331,891)	2,793,048	(95,192)

Contract transactions
Net contract purchase payments	455,582	799,415	524,153	813,730
Transfer payments from (to) other subaccounts or general account	4,560,736	(4,834,479)	(3,753,989)	1,271,903
Contract terminations, withdrawals, and other deductions	(2,753,448)	(2,425,811)	(3,659,087)	(4,367,157)
Contract maintenance charges	(98,168)	(109,867)	(80,915)	(90,763)

Increase (decrease) in net assets from contract transactions	2,164,702	(6,570,742)	(6,969,838)	(2,372,287)

Net increase (decrease) in net assets	8,534,978	(6,902,633)	(4,176,790)	(2,467,479)

Net assets:
Beginning of the period	23,502,630	30,405,263	32,663,281	35,130,760

End of the period	$32,037,608	$23,502,630	$28,486,491	$32,663,281

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	JPMorgan Enhanced Index Subaccount		Marsico Growth Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(480,347)	$(622,997)	$(702,504)	$(643,801)
Net realized capital gains (losses) on investments	15,482,429	5,688,567	4,269,155	3,154,812
Net change in unrealized appreciation/depreciation of investments	(10,026,829)	13,526,039	4,316,995	(994,039)

Increase (decrease) in net assets from operations	4,975,253	18,591,609	7,883,646	1,516,972

Contract transactions
Net contract purchase payments	815,421	1,627,963	2,219,092	1,690,680
Transfer payments from (to) other subaccounts or general account	(11,667,071)	(11,313,972)	3,805,804	(425,942)
Contract terminations, withdrawals, and other deductions	(17,650,504)	(13,286,267)	(5,810,047)	(4,585,131)
Contract maintenance charges	(543,448)	(550,795)	(153,834)	(153,401)

Increase (decrease) in net assets from contract transactions	(29,045,602)	(23,523,071)	61,015	(3,473,794)

Net increase (decrease) in net assets	(24,070,349)	(4,931,462)	7,944,661	(1,956,822)

Net assets:
Beginning of the period	149,820,009	154,751,471	45,341,130	47,297,952

End of the period	$125,749,660	$149,820,009	$53,285,791	$45,341,130

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	BlackRock Large Cap Value Subaccount		MFS High Yield Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(624,478)	$(1,011,269)	$7,248,708	$9,028,067
Net realized capital gains (losses) on investments	21,935,435	14,898,053	(2,124,694)	876,193
Net change in unrealized appreciation/depreciation of investments	(18,038,685)	737,017	(4,508,852)	(137,092)

Increase (decrease) in net assets from operations	3,272,272	14,623,801	615,162	9,767,168

Contract transactions
Net contract purchase payments	4,361,857	2,370,355	1,169,533	1,511,471
Transfer payments from (to) other subaccounts or general account	(2,612,353)	3,984,258	(8,679,176)	(8,143,680)
Contract terminations, withdrawals, and other deductions	(11,536,157)	(11,451,963)	(14,113,816)	(10,783,125)
Contract maintenance charges	(368,982)	(358,146)	(350,608)	(390,577)

Increase (decrease) in net assets from contract transactions	(10,155,635)	(5,455,496)	(21,974,067)	(17,805,911)

Net increase (decrease) in net assets	(6,883,363)	9,168,305	(21,358,905)	(8,038,743)

Net assets:
Beginning of the period	109,965,001	100,796,696	108,605,358	116,644,101

End of the period	$103,081,638	$109,965,001	$87,246,453	$108,605,358

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	PIMCO Total Return Subaccount		Legg Mason Partners All Cap Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$2,364,289	$4,058,621	$(336,335)	$(848,644)
Net realized capital gains (losses) on investments	1,837,522	854,260	20,083,898	29,382,634
Net change in unrealized appreciation/depreciation of investments	10,875,381	513,472	(19,807,296)	(2,538,659)

Increase (decrease) in net assets from operations	15,077,192	5,426,353	(59,733)	25,995,331

Contract transactions
Net contract purchase payments	3,974,406	4,101,602	1,297,602	2,638,460
Transfer payments from (to) other subaccounts or general account	17,958,783	4,734,680	(13,924,908)	(12,151,671)
Contract terminations, withdrawals, and other deductions	(26,725,095)	(19,467,506)	(19,217,798)	(13,964,225)
Contract maintenance charges	(804,567)	(792,623)	(571,020)	(596,545)

Increase (decrease) in net assets from contract transactions	(5,596,473)	(11,423,847)	(32,416,124)	(24,073,981)

Net increase (decrease) in net assets	9,480,719	(5,997,494)	(32,475,857)	1,921,350

Net assets:
Beginning of the period	212,343,313	218,340,807	173,770,465	171,849,115

End of the period	$221,824,032	$212,343,313	$141,294,608	$173,770,465

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Templeton Transamerica Global Subaccount		Transamerica Balanced (A/T) Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$3,035	$(55,538)	$(103,685)	$(131,226)
Net realized capital gains (losses) on investments	2,587,022	1,455,559	1,811,772	2,018,859
Net change in unrealized appreciation/depreciation of investments	1,018,222	2,512,171	1,546,736	58,264

Increase (decrease) in net assets from operations	3,608,279	3,912,192	3,254,823	1,945,897

Contract transactions
Net contract purchase payments	1,719,397	1,030,340	4,204,777	1,957,408
Transfer payments from (to) other subaccounts or general account	(579,544)	1,020,936	(1,141,230)	(1,110,584)
Contract terminations, withdrawals, and other deductions	(2,381,225)	(1,763,712)	(2,718,646)	(2,162,683)
Contract maintenance charges	(103,430)	(92,495)	(102,609)	(98,054)

Increase (decrease) in net assets from contract transactions	(1,344,802)	195,069	242,292	(1,413,913)

Net increase (decrease) in net assets	2,263,477	4,107,261	3,497,115	531,984

Net assets:
Beginning of the period	27,543,986	23,436,725	26,879,335	26,347,351

End of the period	$29,807,463	$27,543,986	$30,376,450	$26,879,335

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Transamerica Convertible Securities Subaccount		Transamerica Equity Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$261,074	$70,437	$(5,135,263)	$(3,476,309)
Net realized capital gains (losses) on investments	6,370,902	1,589,971	51,661,211	21,767,356
Net change in unrealized appreciation/depreciation of investments	941,865	1,803,274	1,582,945	(870,549)

Increase (decrease) in net assets from operations	7,573,841	3,463,682	48,108,893	17,420,498

Contract transactions
Net contract purchase payments	1,033,824	1,527,962	5,421,273	6,094,774
Transfer payments from (to) other subaccounts or general account	3,522,807	8,479,178	(40,585,466)	168,555,909
Contract terminations, withdrawals, and other deductions	(3,973,766)	(2,722,494)	(50,930,924)	(19,614,589)
Contract maintenance charges	(167,122)	(142,185)	(985,391)	(803,485)

Increase (decrease) in net assets from contract transactions	415,743	7,142,461	(87,080,508)	154,232,609

Net increase (decrease) in net assets	7,989,584	10,606,143	(38,971,615)	171,653,107

Net assets:
Beginning of the period	45,008,172	34,402,029	380,393,246	208,740,139

End of the period	$52,997,756	$45,008,172	$341,421,631	$380,393,246

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Transamerica Growth Opportunities Subaccount		Transamerica Money Market Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(1,018,620)	$(1,023,917)	$6,305,181	$5,464,572
Net realized capital gains (losses) on investments	9,476,649	9,187,585	(53)	(2)
Net change in unrealized appreciation/depreciation of investments	5,062,744	(6,479,967)	—	—

Increase (decrease) in net assets from operations	13,520,773	1,683,701	6,305,128	5,464,570

Contract transactions
Net contract purchase payments	1,133,841	1,252,662	36,883,034	31,681,701
Transfer payments from (to) other subaccounts or general account	(3,305,347)	(11,429,578)	132,873,654	63,166,853
Contract terminations, withdrawals, and other deductions	(8,991,958)	(7,104,449)	(128,297,452)	(66,861,720)
Contract maintenance charges	(260,245)	(305,607)	(786,714)	(647,456)

Increase (decrease) in net assets from contract transactions	(11,423,709)	(17,586,972)	40,672,522	27,339,378

Net increase (decrease) in net assets	2,097,064	(15,903,271)	46,977,650	32,803,948

Net assets:
Beginning of the period	71,071,187	86,974,458	159,021,596	126,217,648

End of the period	$73,168,251	$71,071,187	$205,999,246	$159,021,596

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Transamerica U.S. Government Securities Subaccount		Transamerica U.S. Government Securities- PAM Fund Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$3,513,618	$2,767,308	$265,524	$134,608
Net realized capital gains (losses) on investments	(950,936)	(502,348)	(200,932)	(22,203)
Net change in unrealized appreciation/depreciation of investments	2,399,280	(169,934)	22,215	71

Increase (decrease) in net assets from operations	4,961,962	2,095,026	86,807	112,476

Contract transactions
Net contract purchase payments	2,165,078	1,168,145	—	—
Transfer payments from (to) other subaccounts or general account	2,754,579	(1,078,535)	5,518,659	(133,082)
Contract terminations, withdrawals, and other deductions	(19,364,598)	(14,517,465)	(38,934)	(62,009)
Contract maintenance charges	(346,186)	(360,618)	(487)	(373)

Increase (decrease) in net assets from contract transactions	(14,791,127)	(14,788,473)	5,479,238	(195,464)

Net increase (decrease) in net assets	(9,829,165)	(12,693,447)	5,566,045	(82,988)

Net assets:
Beginning of the period	120,957,931	133,651,378	170	83,158

End of the period	$111,128,766	$120,957,931	$5,566,215	$170

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount
	2007 (1)	2007 (1)	2007 (1)
Operations
Net investment income (loss)	$(20,463)	$(37,913)	$(59,429)
Net realized capital gains (losses) on investments	(31,125)	(113,291)	34,087
Net change in unrealized appreciation/ depreciation of investments	(52,484)	(117,375)	610,675

Increase (decrease) in net assets from operations	(104,072)	(268,579)	585,333

Contract transactions
Net contract purchase payments	1,788,161	1,084,855	2,156,942
Transfer payments from (to) other subaccounts or general account	4,957,421	6,301,024	12,658,249
Contract terminations, withdrawals, and other deductions	(77,281)	(203,545)	(286,633)
Contract maintenance charges	(7,301)	(7,892)	(17,714)

Increase (decrease) in net assets from contract transactions	6,661,000	7,174,442	14,510,844

Net increase (decrease) in net assets	6,556,928	6,905,863	15,096,177

Net assets:
Beginning of the period	—	—	—

End of the period	$6,556,928	$6,905,863	$15,096,177

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	T. Rowe Price Equity Income Subaccount		T. Rowe Price Growth Stock Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$2,411,816	$1,541,637	$(2,858,233)	$(3,040,167)
Net realized capital gains (losses) on investments	44,463,283	50,295,732	17,884,833	4,623,147
Net change in unrealized appreciation/ depreciation of investments	(38,282,820)	12,943,891	3,947,064	25,140,896

Increase (decrease) in net assets from operations	8,592,279	64,781,260	18,973,664	26,723,876

Contract transactions
Net contract purchase payments	4,333,130	5,451,894	2,389,425	2,931,245
Transfer payments from (to) other subaccounts or general account	(22,227,707)	(21,883,271)	(11,311,575)	(13,626,342)
Contract terminations, withdrawals, and other deductions	(51,590,450)	(46,566,729)	(33,862,978)	(26,477,778)
Contract maintenance charges	(1,059,446)	(1,093,918)	(648,045)	(664,751)

Increase (decrease) in net assets from contract transactions	(70,544,473)	(64,092,024)	(43,433,173)	(37,837,626)

Net increase (decrease) in net assets	(61,952,194)	689,236	(24,459,509)	(11,113,750)

Net assets:
Beginning of the period	412,500,843	411,811,607	245,084,685	256,198,435

End of the period	$350,548,649	$412,500,843	$220,625,176	$245,084,685

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	T. Rowe Price Small Cap Subaccount		Van Kampen Active International Allocation Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(1,710,875)	$(1,972,116)	$2,644,214	$(1,993,470)
Net realized capital gains (losses) on investments	12,424,537	18,694,340	15,993,699	(2,226,250)
Net change in unrealized appreciation/ depreciation of investments	(1,427,007)	(14,698,147)	7,292,145	38,127,012

Increase (decrease) in net assets from operations	9,286,655	2,024,077	25,930,058	33,907,292

Contract transactions
Net contract purchase payments	2,590,132	3,678,495	4,535,048	3,922,615
Transfer payments from (to) other subaccounts or general account	(15,945,923)	(10,446,642)	12,213,057	17,209,618
Contract terminations, withdrawals, and other deductions	(13,466,031)	(10,775,163)	(27,218,929)	(20,000,864)
Contract maintenance charges	(422,530)	(485,337)	(555,676)	(453,721)

Increase (decrease) in net assets from contract transactions	(27,244,352)	(18,028,647)	(11,026,500)	677,648

Net increase (decrease) in net assets	(17,957,697)	(16,004,570)	14,903,558	34,584,940

Net assets:
Beginning of the period	122,758,117	138,762,687	192,418,681	157,833,741

End of the period	$104,800,420	$122,758,117	$207,322,239	$192,418,681

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Van Kampen Large Cap Core Subaccount		Van Kampen Mid-Cap Growth Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(802,707)	$(840,787)	$(642,675)	$(651,930)
Net realized capital gains (losses) on investments	10,874,077	5,579,430	5,048,559	3,484,534
Net change in unrealized appreciation/ depreciation of investments	1,529,068	8,652,403	3,685,526	617,392

Increase (decrease) in net assets from operations	11,600,438	13,391,046	8,091,410	3,449,996

Contract transactions
Net contract purchase payments	758,954	785,867	1,081,111	1,385,789
Transfer payments from (to) other subaccounts or general account	(8,338,373)	(12,545,812)	(181,588)	(5,588,436)
Contract terminations, withdrawals, and other deductions	(27,336,536)	(25,508,468)	(5,099,055)	(4,593,466)
Contract maintenance charges	(244,288)	(279,985)	(159,181)	(167,439)

Increase (decrease) in net assets from contract transactions	(35,160,243)	(37,548,398)	(4,358,713)	(8,963,552)

Net increase (decrease) in net assets	(23,559,805)	(24,157,352)	3,732,697	(5,513,556)

Net assets:
Beginning of the period	158,096,474	182,253,826	41,298,876	46,812,432

End of the period	$134,536,669	$158,096,474	$45,031,573	$41,298,876

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	AIM V.I. Basic Value Subaccount		AIM V.I. Capital Appreciation Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(627,010)	$(811,460)	$(152,935)	$(162,284)
Net realized capital gains (losses) on investments	8,230,528	8,595,324	1,636,918	749,888
Net change in unrealized appreciation/ depreciation of investments	(7,436,188)	(1,531,295)	(532,370)	(98,110)

Increase (decrease) in net assets from operations	167,330	6,252,569	951,613	489,494

Contract transactions
Net contract purchase payments	618,368	1,198,649	241,031	330,302
Transfer payments from (to) other subaccounts or general account	(5,488,579)	(8,474,374)	(1,299,701)	86,568
Contract terminations, withdrawals, and other deductions	(4,798,336)	(4,441,991)	(1,095,323)	(1,089,786)
Contract maintenance charges	(203,129)	(232,531)	(40,840)	(41,904)

Increase (decrease) in net assets from contract transactions	(9,871,676)	(11,950,247)	(2,194,833)	(714,820)

Net increase (decrease) in net assets	(9,704,346)	(5,697,678)	(1,243,220)	(225,326)

Net assets:
Beginning of the period	56,640,792	62,338,470	11,023,632	11,248,958

End of the period	$46,936,446	$56,640,792	$9,780,412	$11,023,632

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	AllianceBernstein Growth & Income Subaccount		AllianceBernstein Large Cap Growth Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(227,426)	$(300,759)	$(471,213)	$(534,996)
Net realized capital gains (losses) on investments	12,682,911	10,997,858	2,787,171	2,443,943
Net change in unrealized appreciation/ depreciation of investments	(9,447,390)	2,667,220	1,229,419	(2,995,715)

Increase (decrease) in net assets from operations	3,008,095	13,364,319	3,545,377	(1,086,768)

Contract transactions
Net contract purchase payments	1,451,553	1,675,408	531,597	583,327
Transfer payments from (to) other subaccounts or general account	(6,701,026)	(9,323,793)	(2,299,060)	(3,040,440)
Contract terminations, withdrawals, and other deductions	(11,340,893)	(7,931,721)	(3,717,232)	(2,503,444)
Contract maintenance charges	(305,370)	(332,430)	(113,893)	(130,414)

Increase (decrease) in net assets from contract transactions	(16,895,736)	(15,912,536)	(5,598,588)	(5,090,971)

Net increase (decrease) in net assets	(13,887,641)	(2,548,217)	(2,053,211)	(6,177,739)

Net assets:
Beginning of the period	94,343,570	96,891,787	33,301,544	39,479,283

End of the period	$80,455,929	$94,343,570	$31,248,333	$33,301,544

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Janus Aspen - Mid Cap Growth Subaccount		Janus Aspen - Mid Cap Value Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(219,171)	$(321,574)	$163,179	$(23,975)
Net realized capital gains (losses) on investments	3,823,319	2,801,502	561,092	706,924
Net change in unrealized appreciation/ depreciation of investments	886,720	(140,113)	(409,458)	7,344

Increase (decrease) in net assets from operations	4,490,868	2,339,815	314,813	690,293

Contract transactions
Net contract purchase payments	673,572	163,166	23,366	48,594
Transfer payments from (to) other subaccounts or general account	6,719,609	(2,484,753)	(360,012)	(487,920)
Contract terminations, withdrawals, and other deductions	(2,603,703)	(1,965,016)	(471,359)	(568,185)
Contract maintenance charges	(98,745)	(80,831)	(14,233)	(15,364)

Increase (decrease) in net assets from contract transactions	4,690,733	(4,367,434)	(822,238)	(1,022,875)

Net increase (decrease) in net assets	9,181,601	(2,027,619)	(507,425)	(332,582)

Net assets:
Beginning of the period	21,816,991	23,844,610	5,460,464	5,793,046

End of the period	$30,998,592	$21,816,991	$4,953,039	$5,460,464

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Janus Aspen -Worldwide Growth Subaccount		MFS New Discovery Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(456,601)	$70,031	$(386,367)	$(429,818)
Net realized capital gains (losses) on investments	7,278,109	1,470,718	3,514,890	3,629,454
Net change in unrealized appreciation/depreciation of investments	(3,549,100)	4,754,582	(2,752,793)	(400,316)

Increase (decrease) in net assets from operations	3,272,408	6,295,331	375,730	2,799,320

Contract transactions
Net contract purchase payments	1,110,549	690,840	612,122	791,071
Transfer payments from (to) other subaccounts or general account	5,630,715	841,573	(3,394,914)	(4,391,537)
Contract terminations, withdrawals, and other deductions	(6,281,549)	(3,393,321)	(2,708,786)	(2,722,893)
Contract maintenance charges	(184,708)	(153,420)	(93,997)	(114,683)

Increase (decrease) in net assets from contract transactions	275,007	(2,014,328)	(5,585,575)	(6,438,042)

Net increase (decrease) in net assets	3,547,415	4,281,003	(5,209,845)	(3,638,722)

Net assets:
Beginning of the period	46,129,552	41,848,549	27,690,404	31,329,126

End of the period	$49,676,967	$46,129,552	$22,480,559	$27,690,404

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	MFS Total Return Subaccount		Fidelity - VIP Contrafund® Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$826,431	$574,467	$(2,011,087)	$(1,248,653)
Net realized capital gains (losses) on investments	7,002,945	6,828,696	87,001,971	40,422,777
Net change in unrealized appreciation/depreciation of investments	(5,630,281)	1,669,283	(46,730,592)	(15,770,922)

Increase (decrease) in net assets from operations	2,199,095	9,072,446	38,260,292	23,403,202

Contract transactions
Net contract purchase payments	1,463,149	1,702,795	9,196,629	8,163,043
Transfer payments from (to) other subaccounts or general account	(1,494,300)	(3,779,144)	(520,161)	5,698,991
Contract terminations, withdrawals, and other deductions	(10,663,582)	(8,415,616)	(30,983,010)	(19,735,810)
Contract maintenance charges	(354,167)	(359,900)	(942,397)	(913,580)

Increase (decrease) in net assets from contract transactions	(11,048,900)	(10,851,865)	(23,248,939)	(6,787,356)

Net increase (decrease) in net assets	(8,849,805)	(1,779,419)	15,011,353	16,615,846

Net assets:
Beginning of the period	94,872,229	96,651,648	258,933,649	242,317,803

End of the period	$86,022,424	$94,872,229	$273,945,002	$258,933,649

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Fidelity - VIP Equity-Income Subaccount		Fidelity - VIP Growth Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$27,035	$1,470,522	$(443,768)	$(476,391)
Net realized capital gains (losses) on investments	17,074,273	17,580,484	3,518,084	4,192,735
Net change in unrealized appreciation/depreciation of investments	(16,970,586)	(2,751,628)	5,441,253	(1,978,887)

Increase (decrease) in net assets from operations	130,722	16,299,378	8,515,569	1,737,457

Contract transactions
Net contract purchase payments	2,017,937	1,693,813	1,133,144	714,544
Transfer payments from (to) other subaccounts or general account	(7,879,456)	8,963,090	10,172,277	(4,192,317)
Contract terminations, withdrawals, and other deductions	(12,068,491)	(9,530,786)	(5,349,855)	(2,681,091)
Contract maintenance charges	(359,201)	(335,463)	(146,880)	(136,486)

Increase (decrease) in net assets from contract transactions	(18,289,211)	790,654	5,808,686	(6,295,350)

Net increase (decrease) in net assets	(18,158,489)	17,090,032	14,324,255	(4,557,893)

Net assets:
Beginning of the period	107,807,608	90,717,576	34,871,994	39,429,887

End of the period	$89,649,119	$107,807,608	$49,196,249	$34,871,994

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Fidelity - VIP Growth Opportunities Subaccount		Fidelity - VIP Mid Cap Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(63,051)	$(41,561)	$(3,490,516)	$(4,832,578)
Net realized capital gains (losses) on investments	304,516	160,029	68,783,643	84,114,865
Net change in unrealized appreciation/depreciation of investments	584,864	19,136	(20,186,558)	(42,025,416)

Increase (decrease) in net assets from operations	826,329	137,604	45,106,569	37,256,871

Contract transactions
Net contract purchase payments	40,539	56,084	6,999,451	9,112,448
Transfer payments from (to) other subaccounts or general account	(286,774)	(544,053)	(27,695,519)	(34,381,679)
Contract terminations, withdrawals, and other deductions	(655,693)	(336,511)	(39,419,858)	(29,830,425)
Contract maintenance charges	(15,763)	(15,649)	(1,210,061)	(1,287,433)

Increase (decrease) in net assets from contract transactions	(917,691)	(840,129)	(61,325,987)	(56,387,089)

Net increase (decrease) in net assets	(91,362)	(702,525)	(16,219,418)	(19,130,218)

Net assets:
Beginning of the period	4,366,730	5,069,255	352,519,842	371,650,060

End of the period	$4,275,368	$4,366,730	$336,300,424	$352,519,842

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Fidelity - VIP Value Strategies Subaccount		STI Classic Capital Appreciation Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(1,000,809)	$(1,170,723)	$(1,371)	$(1,428)
Net realized capital gains (losses) on investments	15,990,735	25,603,650	7,986	6,877
Net change in unrealized appreciation/depreciation of investments	(10,388,694)	(10,626,346)	8,085	4,248

Increase (decrease) in net assets from operations	4,601,232	13,806,581	14,700	9,697

Contract transactions
Net contract purchase payments	2,407,748	2,910,543	1	—
Transfer payments from (to) other subaccounts or general account	(5,121,841)	(5,224,987)	(278)	927
Contract terminations, withdrawals, and other deductions	(10,510,352)	(9,453,891)	(7,812)	(4,443)
Contract maintenance charges	(410,593)	(400,596)	(588)	(599)

Increase (decrease) in net assets from contract transactions	(13,635,038)	(12,168,931)	(8,677)	(4,115)

Net increase (decrease) in net assets	(9,033,806)	1,637,650	6,023	5,582

Net assets:
Beginning of the period	106,323,014	104,685,364	113,596	108,014

End of the period	$97,289,208	$106,323,014	$119,619	$113,596

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	STI Classic Large Cap Relative Value Subaccount		STI Classic Mid-Cap Equity Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(552)	$(395)	$(983)	$(797)
Net realized capital gains (losses) on investments	9,839	9,078	12,671	5,771
Net change in unrealized appreciation/depreciation of investments	(9,976)	6,563	(9,029)	848

Increase (decrease) in net assets from operations	(689)	15,246	2,659	5,822

Contract transactions
Net contract purchase payments	540	15,577	—	—
Transfer payments from (to) other subaccounts or general account	3,796	(1,343)	(1,757)	1,069
Contract terminations, withdrawals, and other deductions	(6,063)	—	—	(368)
Contract maintenance charges	(798)	(848)	(235)	(230)

Increase (decrease) in net assets from contract transactions	(2,525)	13,386	(1,992)	471

Net increase (decrease) in net assets	(3,214)	28,632	667	6,293

Net assets:
Beginning of the period	122,963	94,331	70,505	64,212

End of the period	$119,749	$122,963	$71,172	$70,505

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	STI Classic Small Cap Value Equity Subaccount		STI Classic Large Cap Value Equity Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(4,057)	$(6,653)	$(659)	$(785)
Net realized capital gains (losses) on investments	113,349	164,940	47,606	1,530
Net change in unrealized appreciation/depreciation of investments	(91,801)	(71,625)	(39,145)	49,601

Increase (decrease) in net assets from operations	17,491	86,662	7,802	50,346

Contract transactions
Net contract purchase payments	4,507	15,652	500	450
Transfer payments from (to) other subaccounts or general account	(66,470)	48,846	(157,785)	22,812
Contract terminations, withdrawals, and other deductions	(70,128)	(79,603)	—	—
Contract maintenance charges	(2,851)	(3,189)	(1,106)	(1,772)

Increase (decrease) in net assets from contract transactions	(134,942)	(18,294)	(158,391)	21,490

Net increase (decrease) in net assets	(117,451)	68,368	(150,589)	71,836

Net assets:
Beginning of the period	645,786	577,418	306,743	234,907

End of the period	$528,335	$645,786	$156,154	$306,743

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	MTB Large-Cap Growth Fund II Subaccount		MTB Large-Cap Value Fund II Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(178)	$(289)	$(289)	$(78)
Net realized capital gains (losses) on investments	1,482	2,448	5,860	8,939
Net change in unrealized appreciation/depreciation of investments	97	525	(4,744)	231

Increase (decrease) in net assets from operations	1,401	2,684	827	9,092

Contract transactions
Net contract purchase payments	1,663	599	1,663	65,970
Transfer payments from (to) other subaccounts or general account	(41)	(19,516)	(1,365)	12,449
Contract terminations, withdrawals, and other deductions	(203)	(194)	(10,001)	(1,256)
Contract maintenance charges	(2)	(127)	(562)	(110)

Increase (decrease) in net assets from contract transactions	1,417	(19,238)	(10,265)	77,053

Net increase (decrease) in net assets	2,818	(16,554)	(9,438)	86,145

Net assets:
Beginning of the period	17,790	34,344	105,641	19,496

End of the period	$20,608	$17,790	$96,203	$105,641

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	MTB Managed Allocation Fund-Moderate Growth II Subaccount		MTB Managed Allocation Fund-Aggressive Growth II Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$11,068	$18,437	$(4)	$64
Net realized capital gains (losses) on investments	61,162	84,308	2,004	167
Net change in unrealized appreciation/depreciation of investments	14,433	35,200	258	482

Increase (decrease) in net assets from operations	86,663	137,945	2,258	713

Contract transactions
Net contract purchase payments	54,517	74,096	31,430	—
Transfer payments from (to) other subaccounts or general account	(39,176)	7,208	(80)	2
Contract terminations, withdrawals, and other deductions	(109,937)	(237,345)	—	—
Contract maintenance charges	(8,469)	(8,451)	(19)	(18)

Increase (decrease) in net assets from contract transactions	(103,065)	(164,492)	31,331	(16)

Net increase (decrease) in net assets	(16,402)	(26,547)	33,589	697

Net assets:
Beginning of the period	1,640,423	1,666,970	6,060	5,363

End of the period	$1,624,021	$1,640,423	$39,649	$6,060

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	MTB Managed Allocation Fund- Conservative Growth II Subaccount		Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount
	2007	2006	2007 (1)	2007 (1)
Operations
Net investment income (loss)	$1,686	$1,906	$(32)	$(5)
Net realized capital gains (losses) on investments	7,062	1,789	(90)	1
Net change in unrealized appreciation/depreciation of investments	(5,456)	1,044	(849)	19

Increase (decrease) in net assets from operations	3,292	4,739	(971)	15

Contract transactions
Net contract purchase payments	165,000	100,000	18,522	501
Transfer payments from (to) other subaccounts or general account	(106,657)	5	270	8,587
Contract terminations, withdrawals, and other deductions	—	—	(504)	(507)
Contract maintenance charges	(616)	(17)	—	—

Increase (decrease) in net assets from contract transactions	57,727	99,988	18,288	8,581

Net increase (decrease) in net assets	61,019	104,727	17,317	8,596

Net assets:
Beginning of the period	109,845	5,118	—	—

End of the period	$170,864	$109,845	$17,317	$8,596

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Huntington VA Equity Income Subaccount	Huntington VA International Equity Subaccount	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount
	2007 (1)	2007 (1)	2007 (1)	2007 (1)
Operations
Net investment income (loss)	$(16)	$(31)	$—	$(41)
Net realized capital gains (losses) on investments	3	(7)	(4)	(259)
Net change in unrealized appreciation/depreciation of investments	(347)	205	—	(270)

Increase (decrease) in net assets from operations	(360)	167	(4)	(570)

Contract transactions
Net contract purchase payments	11,728	11,283	500	23,138
Transfer payments from (to) other subaccounts or general account	757	12,067	8	(4,390)
Contract terminations, withdrawals, and other deductions	(509)	(505)	(504)	(505)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	11,976	22,845	4	18,243

Net increase (decrease) in net assets	11,616	23,012	—	17,673

Net assets:
Beginning of the period	—	—	—	—

End of the period	$11,616	$23,012	$—	$17,673

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount
	2007 (1)	2007 (1)	2007 (1)	2007 (1)
Operations
Net investment income (loss)	$(97)	$(23)	$(20)	$(23)
Net realized capital gains (losses) on investments	(2)	(120)	(88)	(76)
Net change in unrealized appreciation/ depreciation of investments	(173)	(225)	193	(420)

Increase (decrease) in net assets from operations	(272)	(368)	85	(519)

Contract transactions
Net contract purchase payments	95,754	23,972	9,700	20,487
Transfer payments from (to) other subaccounts or general account	786	(1,704)	520	(1,489)
Contract terminations, withdrawals, and other deductions	(804)	(503)	(512)	(506)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	95,736	21,765	9,708	18,492

Net increase (decrease) in net assets	95,464	21,397	9,793	17,973

Net assets:
Beginning of the period	—	—	—	—

End of the period	$95,464	$21,397	$9,793	$17,973

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Huntington VA Situs Small Cap Subaccount	BlackRock Basic Value V.I. Subaccount
	2007 (1)	2007	2006
Operations
Net investment income (loss)	$88	$(79,448)	$37,066
Net realized capital gains (losses) on investments	816	10,344,214	9,487,660
Net change in unrealized appreciation/depreciation of investments	(2,699)	(9,548,006)	3,305,895

Increase (decrease) in net assets from operations	(1,795)	716,760	12,830,621

Contract transactions
Net contract purchase payments	45,693	197,414	349,198
Transfer payments from (to) other subaccounts or general account	4,376	(3,537,842)	(6,422,411)
Contract terminations, withdrawals, and other deductions	(506)	(12,511,710)	(8,037,619)
Contract maintenance charges	—	(181,809)	(197,457)

Increase (decrease) in net assets from contract transactions	49,563	(16,033,947)	(14,308,289)

Net increase (decrease) in net assets	47,768	(15,317,187)	(1,477,668)

Net assets:
Beginning of the period	—	70,276,190	71,753,858

End of the period	$47,768	$54,959,003	$70,276,190

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	BlackRock High Income V.I. Subaccount		BlackRock Global Allocation V.I. Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$779,494	$841,745	$302,454	$214,277
Net realized capital gains (losses) on investments	538,148	75,102	2,201,332	1,288,370
Net change in unrealized appreciation/depreciation of investments	(1,147,474)	140,660	285,271	481,816

Increase (decrease) in net assets from operations	170,168	1,057,507	2,789,057	1,984,463

Contract transactions
Net contract purchase payments	31,187	123,267	1,941,653	467,890
Transfer payments from (to) other subaccounts or general account	(568,160)	(108,674)	3,515,393	3,073,946
Contract terminations, withdrawals, and other deductions	(2,634,249)	(2,052,705)	(3,376,398)	(1,636,912)
Contract maintenance charges	(30,997)	(33,972)	(51,097)	(39,447)

Increase (decrease) in net assets from contract transactions	(3,202,219)	(2,072,084)	2,029,551	1,865,477

Net increase (decrease) in net assets	(3,032,051)	(1,014,577)	4,818,608	3,849,940

Net assets:
Beginning of the period	13,554,917	14,569,494	16,596,816	12,746,876

End of the period	$10,522,866	$13,554,917	$21,415,424	$16,596,816

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies

Organization

The Transamerica Life Insurance Company Separate Account VA B (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. Each fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Activity in these specific investment subaccounts, except for those of the STI Classic Variable Trust and MTB Group of Funds-Class VA are available to contract owners of the Transamerica Landmark Variable Annuity, the Transamerica Freedom Variable Annuity, and the Transamerica Landmark ML Variable Annuity, issued by Transamerica Life. All amounts reported herein represent the activity related to contract owners of the Transamerica Landmark Variable Annuity only. The STI Classic Variable Trust subaccounts are available to the contract owners of the Transamerica Landmark Suntrust Variable Annuity. The MTB Group of Funds-Class VA subaccounts are available to the contract owners of the Transamerica Landmark Select Variable Annuity. The remaining subaccounts (not included herein) are available to the contract owners of the Transamerica Landmark ML Variable Annuity. Activity in all but one of these specific subaccounts is available to contract owners. The Transamerica U.S. Government Securities-PAM-Service Class subaccount (“PAM”) (formerly Transamerica U.S. Government Securities-Safe Fund-Service Class) was added on November 3, 2003 solely to facilitate a contract owner purchase option. If this option is elected, assets are automatically allocated from the contract owner’s other subaccounts into the “PAM” when the policy value has dropped relative to the guaranteed amount.

Subaccount Investment by Fund:

AEGON/Transamerica Series Fund, Inc.:

Asset Allocation-Concervative Portfolio

Asset Allocation-Growth Portfolio

Asset Allocation-Moderate Portfolio

Asset Allocation-Moderate Growth Portfolio

International Moderate Growth

MFS International Equity

American Century Large Company Value

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Clarion Global Real Estate Securities

Transamerica Small/Mid Cap Value

Transamerica Science and Technology

Jennison Growth

JPMorgan Enhanced Index

Marsico Growth

BlackRock Large Cap Value

MFS High Yield

PIMCO Total Return

Legg Mason Partners All Cap

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

Templeton Transamerica Global

Transamerica Balanced (A/T)

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica U.S. Government Securities

Transamerica U.S. Government Securities-PAM Fund

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Van Kampen Active International Allocation

Van Kampen Large Cap Core

Van Kampen Mid-Cap Growth

AIM Variable Insurance Funds-Series II:

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

AllianceBernstein Variable Products Series Fund, Inc.-Class B:

AllianceBernstein Growth & Income Portfolio

AllianceBernstein Large Cap Growth Portfolio

Janus Aspen Series-Service Shares:

Janus Aspen-Mid Cap Growth Portfolio

Janus Aspen-Mid Cap Value Portfolio

Janus Aspen-Worldwide Growth

MFS® Variable Insurance TrustSM-Service Class:

MFS New Discovery Series

MFS Total Return Series

Variable Insurance Products Fund-Service Class 2:

Fidelity-VIP Contrafund® Portfolio

Fidelity-VIP Equity-Income Portfolio

Fidelity-VIP Growth Portfolio

Fidelity-VIP Growth Opportunities Portfolio

Fidelity-VIP Mid Cap Portfolio

Fidelity-VIP Value Strategies Portfolio

STI Classic Variable Trust:

STI Classic Capital Appreciation Fund

STI Classic Large Cap Relative Value Fund

STI Classic Mid-Cap Equity Fund

STI Classic Small Cap Value Equity Fund

STI Classic Large Cap Value Equity Fund

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

MTB Group of Funds—Class VA

MTB Large-Cap Growth Fund II

MTB Large-Cap Value Fund II

MTB Managed Allocation-Moderate Growth Fund II

MTB Managed Allocation-Aggressive Growth Fund II

MTB Managed Allocation-Conservative Growth Fund II

Franklin Templeton Variable Insurance Products Trust—Class 2

Franklin Income Securities

Mutual Shares Securities

Templeton Foreign Securities

Huntington VA Funds:

Huntington VA Dividend Capture

Huntington VA Growth

Huntington VA Equity Income

Huntington VA International Equity

Huntington VA Macro 100

Huntington VA Mid Corp America

Huntington VA Mortgage Securities

Huntington VA New Economy

Huntington VA Real Strategies

Huntington VA Rotating Markets

Huntington VA Situs Small Cap

FAM Variable Series Funds, Inc.

BlackRock Basic Value V.I.

BlackRock High Income V.I.

BlackRock Global Allocation V.I.

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Transamerica Money Market	May 1, 2003
Janus Aspen-Mid Cap Value	May 1, 2003
STI Classic Capital Appreciation	May 1, 2003
STI Classic Large Cap Relative Value	May 1, 2003
STI Classic International Equity	May 1, 2003
STI Classic Investment Grade Bond	May 1, 2003
STI Classic Mid-Cap Equity	May 1, 2003
STI Classic Small Cap Value Equity	May 1, 2003
STI Classic Large Cap Value Equity	May 1, 2003
MTB Large-Cap Growth Fund II	May 1, 2004
MTB Large-Cap Value Fund II	May 1, 2004
MTB Managed Allocation-Moderate Growth Fund II	May 1, 2004
MTB Managed Allocation-Aggressive Growth Fund II	May 1, 2005
MTB Managed Allocation-Conservative Growth Fund II	May 1, 2005
International Moderate Growth	May 1, 2006
Franklin Income Securities	May 1, 2007
Mutual Shares Securities	May 1, 2007

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Templeton Foreign Securities	May 1, 2007
Huntington VA Dividend Capture	September 10, 2007
Huntington VA Growth	September 10, 2007
Huntington VA Equity Income	September 10, 2007
Huntington VA International Equity	September 10, 2007
Huntington VA Macro 100	September 10, 2007
Huntington VA Mid Corp America	September 10, 2007
Huntington VA Mortgage Securities	September 10, 2007
Huntington VA New Economy	September 10, 2007
Huntington VA Real Strategies	September 10, 2007
Huntington VA Rotating Markets	September 10, 2007
Huntington VA Situs Small Cap	September 10, 2007

The 1.25% and 2.30% Expense Ratios reported in Footnote 4 - Financial Highlights commenced operations on May 1, 2007 and September 10, 2007, respectively. Therefore, the corresponding Total Returns do not reflect a twelve month period.

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2007:

Portfolio	Formerly
JPMorgan Enhanced Index	J.P. Morgan Enhanced Index
BlackRock High Income V.I.	BlackRock Income V.I.
BlackRock Large Cap Value	Mercury Large Cap Value
Legg Mason Partners All Cap	Salamon All Cap
Templeton Transamerica Global	Templeton Great Companies Global

The following subaccounts are only available to contract owners that held an investment in the subaccount on the designated closing date:

Subaccount	Close Date
Marsico Growth	May 1, 2002
T. Rowe Price Equity Income	May 1, 2002
Janus Aspen-Mid Cap Value	May 1, 2002
Fidelity-VIP Growth Opportunities	May 1, 2002
Transamerica Small/Mid Cap Value	July 1, 2002

As of May 1, 2003, new contract holders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to contract holders that had purchases prior to May 1, 2003. The Service Class has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.

The Marsico subaccount was re-opened May 1, 2003. If the contract holder purchased the policy prior to May 1, 2003, they can only invest in the Initial Class. If the contract holder purchased the policy on May 1, 2003, or after, they may only invest in Service Class.

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2007.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2007 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.:
Asset Allocation - Conservative Portfolio
Initial	$170,091,005	$148,349,712
Service	62,418,405	19,611,183
Asset Allocation - Growth Portfolio
Initial	74,838,349	69,253,049
Service	43,334,403	21,438,502
Asset Allocation - Moderate Portfolio
Initial	105,675,314	110,945,240
Service	165,128,425	25,524,363
Asset Allocation - Moderate Growth Portfolio
Initial	133,577,971	209,100,353
Service	339,105,417	28,286,732
International Moderate Growth
Service	65,717,347	4,583,118
MFS International Equity
Initial	31,631,275	30,236,105
Service	5,337,428	2,008,914
American Century Large Company Value
Initial	6,984,056	19,182,783
Service	936,931	1,653,844
Capital Guardian Global
Initial	17,593,997	35,282,789
Service	4,656,436	1,701,240
Capital Guardian U.S. Equity
Initial	16,601,452	30,781,518
Service	3,450,627	1,197,901
Capital Guardian Value
Initial	26,242,480	76,421,339
Service	5,025,233	2,101,236
Clarion Global Real Estate Securities
Initial	22,853,161	49,752,171
Service	5,911,064	3,593,532
Tranamerica Small/Mid Cap Value
Initial	23,213,433	68,866,050
Transamerica Science and Technology
Initial	10,228,962	8,941,954
Service	1,817,773	1,309,171
Jennison Growth
Initial	2,995,928	9,030,116
Service	514,722	262,105

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

2. Investments (continued)

	Purchases	Sales
JPMorgan Enhanced Index
Initial	$8,270,554	$34,080,884
Service	851,890	977,290
Marsico Growth
Initial	10,569,853	12,064,181
Service	3,119,169	1,813,556
BlackRock Large Cap Value
Initial	23,107,846	26,947,504
Service	6,508,559	1,727,536
MFS High Yield
Initial	21,276,490	36,769,802
Service	1,831,206	1,057,703
PIMCO Total Return
Initial	39,416,693	44,606,675
Service	5,307,212	3,334,316
Legg Mason Partners All Cap
Initial	12,658,624	36,860,418
Service	1,231,475	1,531,031
Templeton Transamerica Global
Initial	5,154,804	7,761,437
Service	2,209,953	945,097
Transamerica Balanced (A/T)
Initial	2,344,606	4,910,634
Service	5,215,341	2,384,223
Transamerica Convertible Securities
Initial	17,735,864	13,093,824
Service	2,918,363	1,697,062
Transamerica Equity
Initial	14,989,443	92,782,379
Service	3,082,456	3,347,417
Transamerica Growth Opportunities
Initial	10,997,169	18,487,706
Service	1,532,106	1,288,749
Transamerica Money Market
Initial	185,072,503	154,838,136
Service	62,095,785	45,353,726
Transamerica U.S. Government Securities
Initial	21,551,317	33,791,861
Service	2,627,229	1,664,161
Transamerica U.S. Government Securities-PAM Fund
Initial	13,244,948	7,454,187
T. Rowe Price Equity Income
Initial	47,395,113	82,402,401
Service	3,613,976	2,396,988
T. Rowe Price Growth Stock
Initial	17,793,297	52,041,349
Service	1,856,141	1,407,408

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

2. Investments (continued)

	Purchases	Sales
T. Rowe Price Small Cap
Initial	$11,717,686	$30,499,288
Service	3,152,026	2,788,715
Van Kampen Active International Allocation
Initial	27,664,053	38,578,355
Service	6,894,928	4,362,915
Van Kampen Large Cap Core
Initial	11,977,277	39,724,862
Service	889,497	636,405
Van Kampen Mid-Cap Growth
Initial	6,229,416	11,649,964
Service	903,691	484,498
AIM Variable Insurance Funds-Series II Shares:
AIM V.I. Basic Value Fund-Series II	5,229,101	12,932,671
AIM V.I. Capital Appreciation Fund-Series II	1,953,654	4,301,414
AllianceBernstien Variable Products Series Fund, Inc.—Class B:
AllianceBernstien Growth & Income Portfolio—Class B	9,258,908	21,933,076
AllianceBernstien Large Cap Growth Portfolio—Class B	1,670,355	7,740,141
Janus Aspen Series—Service Shares:
Janus Aspen—Mid Cap Growth Portfolio-Service Shares	14,117,026	9,645,507
Janus Aspen—Mid Cap Value Portfolio-Service Shares	536,230	1,093,189
Janus Aspen—Worldwide Growth Portfolio-Service Shares	18,880,106	19,061,740
MFS® Variable Insurance TrustSM:
MFS New Discovery Series-Service Class	5,366,782	9,413,244
MFS Total Return Series-Service Class	13,855,452	21,779,357
Variable Insurance Products Fund (VIP)—Service Class 2:
Fidelity—VIP Contrafund® Portfolio	86,290,343	44,922,990
Fidelity—VIP Equity-Income Portfolio—Service Class 2	18,462,548	29,077,161
Fidelity—VIP Growth Portfolio—Service Class 2	17,152,613	11,756,739
Fidelity—VIP Growth Opportunities Portfolio	88,479	1,069,212
Fidelity—VIP Mid Cap Portfolio—Service Class 2	41,524,870	73,336,503
Fidelity—VIP Value Strategies Portfolio—Service Class 2	24,789,462	27,853,647
STI Classic Variable Trust:
STI Classic Capital Appreciation Fund	7,422	10,802
STI Classic Large Cap Relative Value Fund	13,757	9,424
STI Classic Mid-Cap Equity Fund	14,136	6,140
STI Classic Small Cap Value Equity Fund	190,278	178,333
STI Classic Large Cap Value Equity Fund	3,033	162,079
MTB Group of Funds—Class VA
MTB Managed Allocation-Moderate Growth Fund II	3,158	500
MTB Large-Cap Growth Fund II	7,793	14,826
MTB Large-Cap Value Fund II	142,936	184,630
MTB Managed Allocation-Conservative Growth Fund II	34,431	1,364
MTB Managed Allocation-Aggressive Growth Fund II	172,625	109,827

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

2. Investments (continued)

	Purchases	Sales
Franklin Templeton Variable Insurance Products Trust—Class 2
Franklin Income Securities Fund—Class 2 (1)	$7,440,855	$798,910
Mutual Shares Securities Fund—Class 2 (1)	9,534,104	2,396,233
Templeton Foreign Securities Fund—Class 2 (1)	16,203,465	1,722,784
Huntington VA Funds:
Huntington VA Dividend Capture Fund (1)	20,820	2,563
Huntington VA Growth Fund (1)	9,088	512
Huntington VA Equity Income Fund (1)	12,484	524
Huntington VA International Equity Fund (1)	24,462	1,649
Huntington VA Macro 100 Fund (1)	508	504
Huntington VA Mid Corp America Fund (1)	23,144	4,942
Huntington VA Mortgage Securities Fund (1)	97,000	1,360
Huntington VA New Economy Fund (1)	23,978	2,237
Huntington VA Real Strategies Fund (1)	12,002	2,314
Huntington VA Rotating Markets Fund (1)	20,490	2,021
Huntington VA Situs Small Cap Fund (1)	55,382	4,510
FAM Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund	8,431,656	17,401,730
BlackRock High Income V.I. Fund	1,686,803	4,107,499
BlackRock Global Allocation V.I. Fund	7,689,964	4,379,322

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Lankmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Asset Allocation - Conservative Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Moderate Subaccount
Units outstanding at January 1, 2006	218,645,810	335,758,577	670,507,761
Units purchased	24,403,987	25,518,592	87,357,170
Units redeemed and transferred	(6,982,041)	(11,238,153)	(28,892,917)

Units outstanding at December 31, 2006	236,067,756	350,039,016	728,972,014
Units purchased	27,181,253	22,554,762	99,688,088
Units redeemed and transferred	8,261,437	(20,428,956)	(36,519,154)

Units outstanding at December 31, 2007	271,510,446	352,164,822	792,140,948

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Lankmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Asset Allocation - Moderate Growth Subaccount	International Moderate Growth Subaccount (1)	MFS International Equity Subaccount
Units outstanding at January 1, 2006	804,905,481	—	98,604,682
Units purchased	160,297,777	8,885,334	2,076,394
Units redeemed and transferred	51,236,679	5,364,742	(2,837,498)

Units outstanding at December 31, 2006	1,016,439,937	14,250,076	97,843,578
Units purchased	194,278,923	38,568,788	1,928,737
Units redeemed and transferred	(83,130,249)	17,467,523	(14,084,793)

Units outstanding at December 31, 2007	1,127,588,611	70,286,387	85,687,522

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Lankmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	American Century Large Company Value Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount
Units outstanding at January 1, 2006	36,765,657	125,699,413	169,644,499
Units purchased	545,239	3,019,479	3,694,069
Units redeemed and transferred	696,421	(14,100,028)	(16,675,652)

Units outstanding at December 31, 2006	38,007,317	114,618,864	156,662,916
Units purchased	455,311	3,725,227	3,008,799
Units redeemed and transferred	(9,958,671)	(21,364,090)	(24,829,321)

Units outstanding at December 31, 2007	28,503,957	96,980,001	134,842,394

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount
Units outstanding at January 1, 2006	179,791,811	51,274,577	110,928,225
Units purchased	5,111,408	1,893,148	553,576
Units redeemed and transferred	(21,908,018)	2,129,366	(18,269,994)

Units outstanding at December 31, 2006	162,995,201	55,297,091	93,211,807
Units purchased	3,316,534	1,665,751	609,844
Units redeemed and transferred	(31,960,794)	(17,042,673)	(20,310,324)

Units outstanding at December 31, 2007	134,350,941	39,920,169	73,511,327

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Science and Technology Subaccount	Jennison Growth Subaccount	JPMorgan Enhanced Index Subaccount
Units outstanding at January 1, 2006	37,690,637	37,772,640	124,292,071
Units purchased	865,756	840,598	1,292,475
Units redeemed and transferred	(9,483,540)	(3,752,991)	(18,746,971)

Units outstanding at December 31, 2006	29,072,853	34,860,247	106,837,575
Units purchased	437,295	579,657	651,091
Units redeemed and transferred	654,647	(7,939,388)	(18,998,804)

Units outstanding at December 31, 2007	30,164,795	27,500,516	88,489,862

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Marsico Growth Subaccount	BlackRock Large Cap Value Subaccount	MFS High Yield Subaccount
Units outstanding at January 1, 2006	50,013,349	69,926,649	95,510,477
Units purchased	1,556,861	1,615,810	1,324,210
Units redeemed and transferred	(5,501,263)	(5,505,512)	(15,511,689)

Units outstanding at December 31, 2006	46,068,947	66,036,947	81,322,998
Units purchased	1,787,280	2,770,506	977,767
Units redeemed and transferred	(2,237,432)	(8,569,591)	(17,063,019)

Units outstanding at December 31, 2007	45,618,795	60,237,862	65,237,746

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount	Templeton Transamerica Global Subaccount
Units outstanding at January 1, 2006	194,397,805	157,334,438	32,519,818
Units purchased	4,054,946	2,274,952	1,099,637
Units redeemed and transferred	(14,407,183)	(23,852,584)	(980,514)

Units outstanding at December 31, 2006	184,045,568	135,756,806	32,638,941
Units purchased	3,790,429	1,184,516	1,646,582
Units redeemed and transferred	(8,567,200)	(26,129,224)	(3,567,499)

Units outstanding at December 31, 2007	179,268,797	110,812,098	30,718,024

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Balanced (A/T) Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Units outstanding at January 1, 2006	21,405,197	26,751,938	203,562,245
Units purchased	1,696,403	1,136,880	6,196,072
Units redeemed and transferred	(2,855,283)	4,143,182	155,940,977

Units outstanding at December 31, 2006	20,246,317	32,032,000	365,699,294
Units purchased	3,040,166	826,547	5,057,979
Units redeemed and transferred	(2,821,901)	(496,253)	(86,877,440)

Units outstanding at December 31, 2007	20,464,582	32,362,294	283,879,833

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Transamerica U.S. Government Securities Subaccount
Units outstanding at January 1, 2006	56,252,510	107,894,952	103,954,082
Units purchased	815,947	31,280,359	1,083,545
Units redeemed and transferred	(12,840,574)	(7,672,441)	(12,752,964)

Units outstanding at December 31, 2006	44,227,883	131,502,870	92,284,663
Units purchased	702,764	35,864,112	2,079,197
Units redeemed and transferred	(7,423,893)	(640,070)	(12,932,296)

Units outstanding at December 31, 2007	37,506,754	166,726,912	81,431,564

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica U.S. Government Securities- PAM Fund Subaccount	Franklin Income Securities Subaccount (1)	Mutual Shares Securities Subaccount (1)
Units outstanding at January 1, 2006	81,724	—	—
Units purchased	2	—	—
Units redeemed and transferred	(81,562)	—	—

Units outstanding at December 31, 2006	164	—	—
Units purchased	5	1,849,714	1,120,331
Units redeemed and transferred	5,178,754	4,911,150	6,043,063

Units outstanding at December 31, 2007	5,178,923	6,760,864	7,163,394

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Templeton Foreign Securities Subaccount (1)	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount
Units outstanding at January 1, 2006	—	213,458,619	131,745,178
Units purchased	—	3,057,873	1,603,574
Units redeemed and transferred	—	(30,623,820)	(19,655,931)

Units outstanding at December 31, 2006	—	185,892,672	113,692,821
Units purchased	2,307,270	2,553,301	1,281,804
Units redeemed and transferred	11,824,266	(30,747,708)	(18,913,682)

Units outstanding at December 31, 2007	14,131,536	157,698,265	96,060,943

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Large Cap Core Subaccount
Units outstanding at January 1, 2006	136,061,148	105,164,345	82,584,820
Units purchased	3,074,954	2,530,421	688,244
Units redeemed and transferred	(21,237,813)	(2,167,180)	(16,664,732)

Units outstanding at December 31, 2006	117,898,289	105,527,586	66,608,332
Units purchased	1,960,737	2,664,136	498,985
Units redeemed and transferred	(27,001,711)	(7,043,044)	(12,511,632)

Units outstanding at December 31, 2007	92,857,315	101,148,678	54,595,685

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Van Kampen Mid-Cap Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount
Units outstanding at January 1, 2006	58,624,425	55,129,915	9,932,372
Units purchased	1,590,243	1,259,656	287,054
Units redeemed and transferred	(12,632,266)	(11,417,611)	(912,546)

Units outstanding at December 31, 2006	47,582,402	44,971,960	9,306,880
Units purchased	1,004,527	521,088	199,797
Units redeemed and transferred	(5,638,355)	(8,189,775)	(1,996,930)

Units outstanding at December 31, 2007	42,948,574	37,303,273	7,509,747

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount
Units outstanding at January 1, 2006	91,501,582	44,575,244	31,261,264
Units purchased	1,685,741	650,391	428,189
Units redeemed and transferred	(15,895,638)	(6,732,736)	(5,256,762)

Units outstanding at December 31, 2006	77,291,685	38,492,899	26,432,691
Units purchased	1,360,131	684,616	607,530
Units redeemed and transferred	(14,851,325)	(6,912,828)	4,760,058

Units outstanding at December 31, 2007	63,800,491	32,264,687	31,800,279

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount
Units outstanding at January 1, 2006	4,844,801	55,473,225	29,429,224
Units purchased	36,241	872,497	735,471
Units redeemed and transferred	(855,573)	(3,290,239)	(6,814,862)

Units outstanding at December 31, 2006	4,025,469	53,055,483	23,349,833
Units purchased	21,030	1,012,428	513,264
Units redeemed and transferred	(590,631)	(983,450)	(5,056,904)

Units outstanding at December 31, 2007	3,455,868	53,084,461	18,806,193

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity- Income Subaccount
Units outstanding at January 1, 2006	83,444,208	191,272,352	77,156,271
Units purchased	1,655,604	6,307,540	1,355,003
Units redeemed and transferred	(10,739,399)	(10,728,885)	(1,077,763)

Units outstanding at December 31, 2006	74,360,413	186,851,007	77,433,511
Units purchased	1,266,327	6,422,156	1,612,074
Units redeemed and transferred	(9,759,547)	(22,188,121)	(14,450,562)

Units outstanding at December 31, 2007	65,867,193	171,085,042	64,595,023

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount

Units outstanding at January 1, 2006	45,726,579	5,285,568	208,812,408
Units purchased	877,513	57,319	5,123,961
Units redeemed and transferred	(7,924,837)	(960,711)	(35,197,055)

Units outstanding at December 31, 2006	38,679,255	4,382,176	178,739,314
Units purchased	1,053,276	34,670	3,909,447
Units redeemed and transferred	3,959,421	(860,621)	(32,158,593)

Units outstanding at December 31, 2007	43,691,952	3,556,225	150,490,168

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity - VIP Value Strategies Subaccount	STI Classic Capital Appreciation Subaccount	STI Classic Large Cap Relative Value Subaccount

Units outstanding at January 1, 2006	79,580,914	92,087	63,552
Units purchased	2,150,427	—	10,167
Units redeemed and transferred	(11,087,620)	(3,305)	(1,375)

Units outstanding at December 31, 2006	70,643,721	88,782	72,344
Units purchased	1,578,343	—	—
Units redeemed and transferred	(9,948,129)	(6,341)	(1,333)

Units outstanding at December 31, 2007	62,273,935	82,441	71,011

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	STI Classic Mid-Cap Equity Subaccount	STI Classic Small Cap Value Equity Subaccount	STI Classic Large Cap Value Equity Subaccount
Units outstanding at January 1, 2006	38,764	312,041	167,239
Units purchased	—	7,683	293
Units redeemed and transferred	283	(14,546)	13,950

Units outstanding at December 31, 2006	39,047	305,178	181,482
Units purchased	—	—	—
Units redeemed and transferred	(960)	(57,719)	(90,795)

Units outstanding at December 31, 2007	38,087	247,459	90,687

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation Fund- Moderate Growth II Subaccount
Units outstanding at January 1, 2006	33,421	16,393	1,548,498
Units purchased	562	51,934	65,164
Units redeemed and transferred	(18,090)	8,186	(214,613)

Units outstanding at December 31, 2006	15,893	76,513	1,399,049
Units purchased	—	—	—
Units redeemed and transferred	1,204	(7,007)	(85,303)

Units outstanding at December 31, 2007	17,097	69,506	1,313,746

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	MTB Managed Allocation Fund- Aggressive Growth II Subaccount	MTB Managed Allocation Fund- Conservative Growth II Subaccount	Huntington VA Dividend Capture Subaccount (1)
Units outstanding at January 1, 2006	5,000	5,000	—
Units purchased	—	96,647	—
Units redeemed and transferred	(16)	(16)	—

Units outstanding at December 31, 2006	4,984	101,631	—
Units purchased	—	—	—
Units redeemed and transferred	25,688	52,618	18,278

Units outstanding at December 31, 2007	30,672	154,249	18,278

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Huntington VA Growth Subaccount (1)	Huntington VA Equity Income Subaccount (1)	Huntington VA International Equity Subaccount (1)
Units outstanding at January 1, 2006	—	—	—
Units purchased	—	—	—
Units redeemed and transferred	—	—	—

Units outstanding at December 31, 2006	—	—	—
Units purchased	—	—	—
Units redeemed and transferred	7,929	11,874	21,371

Units outstanding at December 31, 2007	7,929	11,874	21,371

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Huntington VA Macro 100 Subaccount (1)	Huntington VA Mid Corp America Subaccount (1)	Huntington VA Mortgage Securities Subaccount (1)
Units outstanding at January 1, 2006	—	—	—
Units purchased	—	—	—
Units redeemed and transferred	—	—	—

Units outstanding at December 31, 2006	—	—	—
Units purchased	—	—	—
Units redeemed and transferred	—	17,316	94,524

Units outstanding at December 31, 2007	—	17,316	94,524

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Huntington VA New Economy Subaccount (1)	Huntington VA Real Strategies Subaccount (1)	Huntington VA Rotating Markets Subaccount (1)
Units outstanding at January 1, 2006	—	—	—
Units purchased	—	—	—
Units redeemed and transferred	—	—	—

Units outstanding at December 31, 2006	—	—	—
Units purchased	—	—	—
Units redeemed and transferred	20,091	8,485	17,218

Units outstanding at December 31, 2007	20,091	8,485	17,218

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Huntington VA Situs Small Cap Subaccount (1)	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount
Units outstanding at January 1, 2006	—	49,192,956	11,068,087
Units purchased	—	202,889	90,228
Units redeemed and transferred	—	(9,585,104)	(1,627,557)

Units outstanding at December 31, 2006	—	39,810,741	9,530,758
Units purchased	—	—	—
Units redeemed and transferred	47,445	(8,686,417)	(2,203,110)

Units outstanding at December 31, 2007	47,445	31,124,324	7,327,648

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

BlackRock Global Allocation V.I. Subaccount
Units outstanding at January 1, 2006	10,624,951
Units purchased	284,828
Units redeemed and transferred	1,244,700

Units outstanding at December 31, 2006	12,154,479
Units purchased	—
Units redeemed and transferred	1,235,543

Units outstanding at December 31, 2007	13,390,022

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Asset Allocation—Conservative
	12/31/2007	(1)	271,510,446	$1.02	to	$1.40	$374,984,394	3.03%	1.25%	to	2.30%	2.14%	to	3.75%
	12/31/2006		236,067,755	1.33	to	1.35	311,598,094	3.42	1.25	to	2.30	8.10	to	6.69
	12/31/2005		218,645,810	1.23	to	1.26	268,389,137	2.75	1.25	to	2.30	3.89	to	2.65
	12/31/2004		211,560,016	1.18	to	1.23	249,699,712	0.31	1.25	to	2.30	8.36	to	6.98
	12/31/2003		189,107,569	1.09	to	1.15	205,533,939	0.13	1.25	to	2.30	21.40	to	15.12

Asset Allocation—Growth

	12/31/2007	(1)	352,164,822	1.01	to	1.79	564,355,445	2.21	1.25	to	2.30	1.22	to	5.10
	12/31/2006		350,039,016	1.49	to	1.70	530,509,389	0.89	1.25	to	2.30	14.19	to	12.69
	12/31/2005		335,758,577	1.30	to	1.51	444,784,754	0.46	1.25	to	2.30	10.86	to	9.41
	12/31/2004		292,090,133	1.17	to	1.38	347,666,934	0.09	1.25	to	2.30	12.77	to	11.34
	12/31/2003		209,060,470	1.04	to	1.24	217,686,025	0.16	1.25	to	2.30	29.18	to	24.08

Asset Allocation—Moderate

	12/31/2007	(1)	792,140,948	1.03	to	1.53	1,167,804,097	2.94	1.25	to	2.30	2.92	to	5.30
	12/31/2006		728,972,014	1.38	to	1.45	1,013,622,612	2.59	1.25	to	2.30	10.11	to	8.72
	12/31/2005		670,507,761	1.25	to	1.33	846,622,154	1.83	1.25	to	2.30	6.12	to	4.73
	12/31/2004		606,462,548	1.18	to	1.27	718,039,128	0.24	1.25	to	2.30	10.02	to	8.62
	12/31/2003		515,059,742	1.07	to	1.17	550,786,785	0.11	1.25	to	2.30	23.33	to	17.30

Asset Allocation—Moderate Growth

	12/31/2007	(1)	1,127,588,611	1.02	to	1.66	1,772,642,396	2.31	1.25	to	2.30	2.08	to	5.13
	12/31/2006		1,016,439,937	1.45	to	1.58	1,499,266,700	1.60	1.25	to	2.30	12.43	to	10.99
	12/31/2005		804,905,480	1.29	to	1.42	1,051,692,231	1.14	1.25	to	2.30	8.56	to	7.25
	12/31/2004		667,565,427	1.18	to	1.33	795,795,525	0.19	1.25	to	2.30	12.14	to	10.61
	12/31/2003		552,878,314	1.06	to	1.20	582,608,008	0.15	1.25	to	2.30	25.60	to	19.99

International Moderate Growth

	12/31/2007	(1)	70,286,387	1.11	to	1.09	77,443,929	1.32	1.25	to	2.30	7.15	to	6.04
	12/31/2006	(1)	14,250,077	1.03	to	1.03	14,692,958	0.00	1.25	to	2.30	3.21	to	2.54

MFS International Equity

	12/31/2007	(1)	85,687,522	1.01	to	1.96	117,265,990	0.91	1.25	to	2.30	0.81	to	6.41
	12/31/2006		97,843,578	1.22	to	1.84	123,798,123	1.37	1.25	to	2.30	21.55	to	20.16
	12/31/2005		98,604,682	1.00	to	1.53	102,552,219	0.76	1.25	to	2.30	11.47	to	9.90
	12/31/2004		93,223,325	0.90	to	1.39	86,902,847	0.00	1.25	to	2.30	12.93	to	11.66
	12/31/2003		92,617,890	0.79	to	1.25	76,240,096	0.00	1.25	to	2.30	23.75	to	24.90

American Century Large Company Value

	12/31/2007	(1)	28,503,957	0.94	to	1.56	36,812,406	0.43	1.25	to	2.30	(6.31)	to	(3.56)
	12/31/2006		38,007,317	1.30	to	1.61	50,322,260	2.56	1.25	to	2.30	18.21	to	16.77
	12/31/2005		36,765,658	1.10	to	1.38	41,212,190	0.70	1.25	to	2.30	2.86	to	1.50
	12/31/2004		43,918,189	1.07	to	1.36	47,858,862	0.96	1.25	to	2.30	12.50	to	11.05
	12/31/2003		39,890,474	0.95	to	1.23	38,478,836	0.31	1.25	to	2.30	27.20	to	22.52

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Capital Guardian Global

	12/31/2007	(1)	96,980,001	$1.01	to	$1.75	$152,839,784	0.84%	1.25%	to	2.30%	0.51%	to	3.71%
	12/31/2006		114,618,864	1.27	to	1.69	172,457,485	2.41	1.25	to	2.30	12.91	to	11.44
	12/31/2005		125,699,413	1.13	to	1.51	167,405,619	0.44	1.25	to	2.30	8.82	to	7.44
	12/31/2004		129,324,024	1.04	to	1.41	158,762,039	0.35	1.25	to	2.30	9.51	to	8.11
	12/31/2003		111,248,478	0.95	to	1.30	125,251,241	0.20	1.25	to	2.30	35.91	to	30.36

Capital Guardian U.S. Equity

	12/31/2007	(1)	134,842,394	0.95	to	1.44	147,743,277	0.69	1.25	to	2.30	(5.28)	to	(2.64)
	12/31/2006		156,662,915	1.19	to	1.48	174,277,786	0.54	1.25	to	2.30	8.75	to	7.40
	12/31/2005		169,644,498	1.09	to	1.38	174,074,300	0.55	1.25	to	2.30	5.00	to	3.69
	12/31/2004		184,185,442	1.04	to	1.33	179,777,640	0.28	1.25	to	2.30	8.41	to	7.03
	12/31/2003		182,259,682	0.96	to	1.24	163,975,242	0.18	1.25	to	2.30	34.82	to	24.29

Capital Guardian Value

	12/31/2007	(1)	134,350,941	0.88	to	1.58	278,855,197	1.06	1.25	to	2.30	(11.59)	to	(8.65)
	12/31/2006		162,995,201	1.50	to	1.73	369,004,136	1.51	1.25	to	2.30	15.06	to	13.60
	12/31/2005		179,791,811	1.31	to	1.53	359,505,645	0.94	1.25	to	2.30	6.38	to	5.09
	12/31/2004		194,730,066	1.23	to	1.45	371,152,999	1.04	1.25	to	2.30	15.26	to	13.76
	12/31/2003		196,606,570	1.07	to	1.28	332,957,186	0.81	1.25	to	2.30	32.92	to	27.63

Clarion Global Real Estate Securities

	12/31/2007	(1)	39,920,169	0.88	to	2.28	93,167,627	6.31	1.25	to	2.30	(11.79)	to	(9.01)
	12/31/2006		55,297,091	2.58	to	2.51	140,937,555	1.38	1.25	to	2.30	40.52	to	38.73
	12/31/2005		51,274,577	1.84	to	1.81	93,352,692	1.64	1.25	to	2.30	12.08	to	10.64
	12/31/2004		49,719,741	1.64	to	1.63	80,953,597	2.15	1.25	to	2.30	31.22	to	29.51
	12/31/2003		42,532,788	1.25	to	1.26	52,879,675	2.53	1.25	to	2.30	34.06	to	26.12

Transamerica Small/Mid Cap Value

	12/31/2007	(1)	73,511,327	1.11	to	5.94	232,779,139	0.90	1.25	to	2.05	11.42	to	22.22
	12/31/2006		93,211,808	1.66	to	1.71	246,204,461	0.87	1.25	to	2.05	16.60	to	15.69
	12/31/2005		110,928,225	1.42	to	1.48	260,494,622	0.41	1.25	to	2.05	12.16	to	11.29
	12/31/2004		129,132,442	1.27	to	1.33	282,130,595	0.00	1.25	to	2.05	14.91	to	14.00
	12/31/2003		147,901,954	1.10	to	1.16	291,247,703	0.00	1.25	to	2.05	88.48	to	87.00

Transamerica Science and Technology

	12/31/2007	(1)	30,164,795	0.99	to	1.73	32,037,608	0.00	1.25	to	2.30	31.11	to	29.51
	12/31/2006		29,072,853	0.76	to	1.34	23,502,630	0.00	1.25	to	2.30	(0.24)	to	(1.50)
	12/31/2005		37,690,637	0.76	to	1.36	30,405,263	0.40	1.25	to	2.30	0.80	to	(0.43)
	12/31/2004		47,483,413	0.75	to	1.37	37,893,324	0.00	1.25	to	2.30	6.72	to	5.13
	12/31/2003		37,739,039	0.71	to	1.30	27,683,626	0.00	1.25	to	2.30	49.09	to	29.91

Jennison Growth

	12/31/2007	(1)	27,500,516	1.02	to	1.53	28,486,491	0.06	1.25	to	2.30	10.13	to	8.76
	12/31/2006		34,860,247	0.93	to	1.40	32,663,281	0.00	1.25	to	2.30	0.71	to	(0.68)
	12/31/2005		37,772,640	0.92	to	1.41	35,130,760	0.20	1.25	to	2.30	12.39	to	10.98
	12/31/2004		43,449,015	0.82	to	1.27	36,218,514	0.00	1.25	to	2.30	7.78	to	6.41
	12/31/2003		47,918,155	0.76	to	1.20	36,749,025	0.00	1.25	to	2.30	27.18	to	19.73

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
JPMorgan Enhanced Index

	12/31/2007	(1)	88,489,862	$0.97	to	$1.51	$125,749,660	1.14%	1.25%	to	2.30%	(2.53)%	to	1.94%
	12/31/2006		106,837,575	1.09	to	1.48	149,820,009	1.04	1.25	to	2.30	13.89	to	12.39
	12/31/2005		124,292,071	0.96	to	1.32	154,751,471	1.26	1.25	to	2.30	2.19	to	0.88
	12/31/2004		140,281,282	0.93	to	1.31	174,088,967	0.76	1.25	to	2.30	9.64	to	8.21
	12/31/2003		152,978,297	0.85	to	1.21	174,881,082	0.54	1.25	to	2.30	27.35	to	20.98

Marsico Growth

	12/31/2007	(1)	45,618,795	1.15	to	1.66	53,285,791	0.02	1.25	to	2.30	14.87	to	17.42
	12/31/2006		46,068,948	1.00	to	1.41	45,341,130	0.11	1.25	to	2.30	4.06	to	2.80
	12/31/2005		50,013,350	0.96	to	1.37	47,297,952	0.07	1.25	to	2.30	7.25	to	5.78
	12/31/2004		38,784,820	0.89	to	1.30	33,292,571	0.00	1.25	to	2.30	10.86	to	9.50
	12/31/2003		33,300,571	0.81	to	1.18	25,751,769	0.00	1.25	to	2.30	24.78	to	18.47

BlackRock Large Cap Value

	12/31/2007	(1)	60,237,862	0.98	to	1.90	103,081,638	0.91	1.25	to	2.30	(2.46)	to	1.99
	12/31/2006		66,036,946	1.59	to	1.86	109,965,001	0.49	1.25	to	2.30	15.48	to	14.00
	12/31/2005		69,926,649	1.37	to	1.63	100,796,696	0.70	1.25	to	2.30	14.51	to	13.14
	12/31/2004		55,725,962	1.20	to	1.44	70,000,033	0.98	1.25	to	2.30	16.88	to	15.34
	12/31/2003		63,009,671	1.03	to	1.25	67,382,973	0.81	1.25	to	2.30	28.18	to	25.25

MFS High Yield

	12/31/2007	(1)	65,237,746	0.97	to	1.23	87,246,453	8.71	1.25	to	2.30	(2.98)	to	(0.57)
	12/31/2006		81,322,999	1.37	to	1.24	108,605,358	9.68	1.25	to	2.30	9.58	to	8.14
	12/31/2005		95,510,477	1.25	to	1.15	116,644,101	7.79	1.25	to	2.30	0.56	to	(0.77)
	12/31/2004		117,885,402	1.25	to	1.16	143,643,685	5.46	1.25	to	2.30	8.41	to	7.03
	12/31/2003		130,434,775	1.15	to	1.08	146,978,466	1.06	1.25	to	2.30	16.29	to	7.97

PIMCO Total Return

	12/31/2007	(1)	179,268,797	1.06	to	1.10	221,824,032	2.58	1.25	to	2.30	6.02	to	6.35
	12/31/2006		184,045,568	1.17	to	1.04	212,343,313	3.40	1.25	to	2.30	2.93	to	1.57
	12/31/2005		194,397,804	1.14	to	1.02	218,340,807	1.80	1.25	to	2.30	1.07	to	(0.26)
	12/31/2004		196,295,731	1.13	to	1.02	219,001,270	1.52	1.25	to	2.30	3.20	to	1.87
	12/31/2003		205,347,810	1.09	to	1.01	222,963,557	1.24	1.25	to	2.30	3.61	to	0.51

Legg Mason Partners All Cap

	12/31/2007	(1)	110,812,098	0.95	to	1.56	141,294,608	1.28	1.25	to	2.30	(4.53)	to	(1.51)
	12/31/2006		135,756,807	1.22	to	1.59	173,770,465	0.98	1.25	to	2.30	17.10	to	15.64
	12/31/2005		157,334,438	1.04	to	1.37	171,849,115	0.60	1.25	to	2.30	2.80	to	1.48
	12/31/2004		182,057,263	1.01	to	1.35	193,636,078	0.22	1.25	to	2.30	7.79	to	6.44
	12/31/2003		187,157,843	0.94	to	1.27	184,487,393	0.40	1.25	to	2.30	33.48	to	26.93

Templeton Transamerica Global

	12/31/2007	(1)	30,718,024	1.08	to	1.47	29,807,463	1.51	1.25	to	2.30	7.56	to	12.38
	12/31/2006		32,638,941	1.20	to	1.31	27,543,986	1.28	1.25	to	2.30	17.33	to	15.79
	12/31/2005		32,519,818	1.03	to	1.13	23,436,725	1.08	1.25	to	2.30	14.75	to	13.04
	12/31/2004		27,818,146	0.97	to	1.08	18,388,157	0.00	1.25	to	2.30	8.11	to	7.83
	12/31/2003		6,705,438	0.52	to	0.52	3,503,476	0.00	1.40	to	1.65	21.55	to	21.25

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Balanced (A/T)

	12/31/2007	(1)	20,464,582	$1.07	to	$1.47	$30,376,450	1.11%	1.25%	to	2.30%	7.32%	to	10.81%
	12/31/2006		20,246,317	1.34	to	1.33	26,879,335	0.98	1.25	to	2.30	7.78	to	6.30
	12/31/2005		21,405,197	1.24	to	1.25	26,347,351	1.33	1.25	to	2.30	6.63	to	5.37
	12/31/2004		20,851,488	1.16	to	1.18	24,109,068	1.15	1.25	to	2.30	9.78	to	8.38
	12/31/2003		23,260,618	1.06	to	1.09	24,530,068	0.20	1.25	to	2.30	12.49	to	9.26

Transamerica Convertible Securities

	12/31/2007	(1)	32,362,294	1.15	to	1.61	52,997,756	2.02	1.25	to	2.30	14.79	to	15.62
	12/31/2006		32,032,000	1.42	to	1.39	45,008,172	1.66	1.25	to	2.30	9.53	to	8.17
	12/31/2005		26,751,938	1.29	to	1.28	34,402,029	2.12	1.25	to	2.30	2.60	to	1.22
	12/31/2004		26,464,807	1.26	to	1.27	33,233,261	1.87	1.25	to	2.30	11.78	to	10.45
	12/31/2003		20,743,449	1.13	to	1.15	23,320,684	0.15	1.25	to	2.30	22.14	to	14.81

Transamerica Equity

	12/31/2007	(1)	283,879,833	1.12	to	1.86	341,421,631	0.02	1.25	to	2.30	11.83	to	13.42
	12/31/2006		365,699,293	1.23	to	1.64	380,393,246	0.00	1.25	to	2.30	7.38	to	5.95
	12/31/2005		203,562,245	1.14	to	1.55	208,740,139	0.37	1.25	to	2.30	15.10	to	13.67
	12/31/2004		205,548,774	0.99	to	1.36	183,451,514	0.00	1.25	to	2.30	14.37	to	13.01
	12/31/2003		148,048,747	0.87	to	1.20	116,098,169	0.00	1.25	to	2.30	29.61	to	20.46

Transamerica Growth Opportunities

	12/31/2007	(1)	37,506,754	1.18	to	1.98	73,168,251	0.04	1.25	to	2.30	17.65	to	19.96
	12/31/2006		44,227,884	1.67	to	1.65	71,071,187	0.19	1.25	to	2.30	3.81	to	2.54
	12/31/2005		56,252,510	1.61	to	1.61	86,974,458	0.00	1.25	to	2.30	14.80	to	13.33
	12/31/2004		62,929,223	1.40	to	1.42	85,086,191	0.00	1.25	to	2.30	15.18	to	13.88
	12/31/2003		31,763,686	1.22	to	1.25	37,085,901	0.00	1.25	to	2.30	29.59	to	24.51

Transamerica Money Market

	12/31/2007	(1)	166,726,912	1.02	to	1.02	205,999,246	4.90	1.25	to	2.30	2.44	to	2.40
	12/31/2006		131,502,869	1.06	to	1.00	159,021,596	4.74	1.25	to	2.30	3.44	to	2.13
	12/31/2005		107,894,952	1.02	to	0.98	126,217,648	2.86	1.25	to	2.30	0.86	to	0.33
	12/31/2004		114,181,170	1.00	to	0.97	133,459,500	0.93	1.25	to	2.30	(0.75)	to	(1.52)
	12/31/2003	(1)	142,463,591	1.01	to	0.99	170,083,390	0.55	1.25	to	2.30	(0.50)	to	(1.19)

Transamerica U.S. Government Securities

	12/31/2007	(1)	81,431,564	1.03	to	1.03	111,128,766	4.51	1.25	to	2.30	3.00	to	3.39
	12/31/2006		92,284,663	1.13	to	1.00	120,957,931	3.65	1.25	to	2.30	2.00	to	0.75
	12/31/2005		103,954,082	1.11	to	0.99	133,651,378	3.92	1.25	to	2.30	0.97	to	(0.31)
	12/31/2004		115,966,101	1.10	to	1.00	149,302,674	3.47	1.25	to	2.30	2.02	to	0.58
	12/31/2003		148,289,970	1.08	to	0.99	189,625,012	2.05	1.25	to	2.30	1.68	to	(0.91)

Transamerica U.S. Government Securities-PAM Fund

	12/31/2007	(1)	5,178,923	1.03	to	1.05	5,566,215	18.43	1.25	to	2.00	2.86	to	3.70
	12/31/2006		164	1.05	to	1.01	170	11.71	1.25	to	2.00	1.79	to	1.04
	12/31/2005		81,725	1.03	to	1.00	83,158	0.00	1.25	to	2.00	0.73	to	(0.01)
	12/31/2004		72,062	1.03	to	1.00	72,693	9.07	1.25	to	2.00	1.63	to	0.88
	12/31/2003	(1)	—	1.00	to	0.99	—	0.00	1.30	to	2.00	(0.26)	to	(0.72)

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Franklin Income Securities

	12/31/2007	(1)	6,760,864	$0.97	to	$1.00	$6,556,928	0.26%	1.25%	to	2.30%	(2.86)%	to	(3.53)%

Mutual Shares Securities

	12/31/2007	(1)	7,163,394	0.97	to	1.01	6,905,863	0.01	1.25	to	2.30	(3.46)	to	(4.12)

Templeton Foreign Securities

	12/31/2007	(1)	14,131,536	1.07	to	1.09	15,096,177	0.18	1.25	to	2.30	7.01	to	6.28

T. Rowe Price Equity Income

	12/31/2007	(1)	157,698,265	0.96	to	1.61	350,548,649	2.08	1.25	to	2.30	(4.08)	to	0.73
	12/31/2006		185,892,672	1.45	to	1.60	412,500,843	1.84	1.25	to	2.30	17.50	to	16.04
	12/31/2005		213,458,620	1.23	to	1.38	411,811,607	1.76	1.25	to	2.30	2.83	to	1.48
	12/31/2004		235,939,010	1.20	to	1.36	449,755,052	1.16	1.25	to	2.30	13.39	to	11.98
	12/31/2003		240,047,634	1.06	to	1.21	414,987,694	0.73	1.25	to	2.30	24.04	to	21.04

T. Rowe Price Growth Stock

	12/31/2007	(1)	96,060,943	1.03	to	1.58	220,625,176	0.26	1.25	to	2.30	2.70	to	7.13
	12/31/2006		113,692,822	1.17	to	1.48	245,084,685	0.23	1.25	to	2.30	11.99	to	10.60
	12/31/2005		131,745,179	1.05	to	1.34	256,198,435	0.49	1.25	to	2.30	4.86	to	3.52
	12/31/2004		142,917,870	1.00	to	1.29	272,992,063	0.13	1.25	to	2.30	8.50	to	7.09
	12/31/2003		147,519,274	0.92	to	1.21	266,055,099	0.06	1.25	to	2.30	29.15	to	20.59

T. Rowe Price Small Cap

	12/31/2007	(1)	92,857,315	1.03	to	1.66	104,800,420	0.00	1.25	to	2.30	2.66	to	6.80
	12/31/2006		117,898,288	1.16	to	1.56	122,758,117	0.00	1.25	to	2.30	2.31	to	1.02
	12/31/2005		136,061,148	1.13	to	1.54	138,762,687	0.00	1.25	to	2.30	9.25	to	7.92
	12/31/2004		148,713,891	1.04	to	1.43	137,697,436	0.00	1.25	to	2.30	9.00	to	7.63
	12/31/2003		162,644,320	0.95	to	1.33	138,051,567	0.00	1.25	to	2.30	38.67	to	32.55

Van Kampen Active International Allocation

	12/31/2007	(1)	101,148,678	1.06	to	2.23	207,322,239	2.74	1.25	to	2.30	5.92	to	12.67
	12/31/2006		105,527,585	1.40	to	1.98	192,418,681	0.32	1.25	to	2.30	21.99	to	20.42
	12/31/2005		105,164,346	1.15	to	1.64	157,833,741	3.43	1.25	to	2.30	12.39	to	11.06
	12/31/2004		94,485,023	1.02	to	1.48	127,915,630	2.26	1.25	to	2.30	14.61	to	13.11
	12/31/2003		88,510,553	0.89	to	1.31	107,579,584	1.01	1.25	to	2.30	31.17	to	30.66

Van Kampen Large Cap Core

	12/31/2007	(1)	54,595,685	1.02	to	1.54	134,536,669	0.90	1.25	to	2.30	1.77	to	6.48
	12/31/2006		66,608,332	1.25	to	1.45	158,096,474	0.93	1.25	to	2.30	8.97	to	7.59
	12/31/2005		82,584,820	1.15	to	1.34	182,253,826	1.36	1.25	to	2.30	8.07	to	6.68
	12/31/2004		96,184,885	1.06	to	1.26	204,078,275	1.66	1.25	to	2.30	11.36	to	9.99
	12/31/2003		111,867,071	0.95	to	1.14	216,370,735	1.89	1.25	to	2.30	19.59	to	14.47

Van Kampen Mid-Cap Growth

	12/31/2007	(1)	42,948,574	1.00	to	1.66	45,031,573	0.00	1.25	to	2.30	21.01	to	19.48
	12/31/2006		47,582,402	0.82	to	1.39	41,298,876	0.00	1.25	to	2.30	8.55	to	7.13
	12/31/2005		58,624,425	0.76	to	1.30	46,812,432	0.09	1.25	to	2.30	6.23	to	4.91
	12/31/2004		68,144,762	0.71	to	1.24	51,028,465	0.00	1.25	to	2.30	5.82	to	4.51
	12/31/2003		77,015,274	0.68	to	1.18	54,297,143	0.00	1.25	to	2.30	26.57	to	18.35

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AIM V.I. Basic Value

	12/31/2007	(1)	37,303,273	$0.96	to	$1.57	$46,936,446	0.31%	1.25%	to	2.30%	(4.39)%	to	(0.93)%
	12/31/2006		44,971,961	1.27	to	1.58	56,640,792	0.12	1.25	to	2.30	11.55	to	10.41
	12/31/2005		55,129,915	1.14	to	1.43	62,338,470	0.00	1.25	to	2.30	4.13	to	3.06
	12/31/2004		71,024,867	1.09	to	1.39	77,253,898	0.00	1.25	to	2.30	9.47	to	8.34
	12/31/2003		65,029,820	1.00	to	1.28	64,720,746	0.00	1.25	to	2.30	31.65	to	28.38

AIM V.I. Capital Appreciation

	12/31/2007	(1)	7,509,747	1.04	to	1.52	9,780,412	0.00	1.25	to	2.30	4.40	to	9.21
	12/31/2006		9,306,881	1.20	to	1.39	11,023,632	0.00	1.25	to	2.30	4.75	to	3.68
	12/31/2005		9,932,372	1.14	to	1.34	11,248,958	0.00	1.25	to	2.30	7.24	to	6.14
	12/31/2004		11,037,148	1.06	to	1.27	11,677,455	0.00	1.25	to	2.30	5.02	to	3.94
	12/31/2003		11,921,229	1.01	to	1.22	12,036,275	0.00	1.25	to	2.30	27.59	to	21.88

AllianceBernstein Growth & Income

	12/31/2007	(1)	63,800,491	1.00	to	1.59	80,455,929	1.21	1.25	to	2.30	(0.37)	to	2.49
	12/31/2006		77,291,684	1.22	to	1.56	94,343,570	1.14	1.25	to	2.30	15.54	to	14.36
	12/31/2005		91,501,581	1.05	to	1.36	96,891,787	1.30	1.25	to	2.30	3.31	to	2.25
	12/31/2004		100,833,674	1.02	to	1.33	103,399,075	0.74	1.25	to	2.30	9.84	to	8.71
	12/31/2003		115,695,018	0.93	to	1.22	108,145,208	0.85	1.25	to	2.30	30.55	to	22.33

AllianceBernstein Large Cap Growth

	12/31/2007	(1)	32,264,687	0.95	to	1.47	31,248,333	0.00	1.25	to	2.30	12.20	to	11.05
	12/31/2006		38,492,899	0.85	to	1.32	33,301,544	0.00	1.25	to	2.30	(1.86)	to	(2.87)
	12/31/2005		44,575,244	0.86	to	1.36	39,479,283	0.00	1.25	to	2.30	13.43	to	12.27
	12/31/2004		48,234,115	0.76	to	1.21	37,747,609	0.00	1.25	to	2.30	7.00	to	5.90
	12/31/2003		55,002,870	0.71	to	1.14	40,212,391	0.00	1.25	to	2.30	21.84	to	14.36

Janus Aspen—Mid Cap Growth

	12/31/2007	(1)	31,800,279	1.09	to	2.12	30,998,592	0.63	1.25	to	2.30	9.24	to	18.99
	12/31/2006		26,432,690	1.07	to	1.79	21,816,991	0.00	1.25	to	2.30	11.91	to	10.76
	12/31/2005		31,261,264	0.96	to	1.61	23,844,610	0.00	1.25	to	2.30	10.65	to	9.52
	12/31/2004		32,352,049	0.87	to	1.47	22,397,119	0.00	1.25	to	2.30	18.99	to	17.76
	12/31/2003		41,806,441	0.73	to	1.25	24,793,396	0.00	1.25	to	2.30	33.10	to	24.97

Janus Aspen—Mid Cap Value

	12/31/2007	(1)	3,455,868	0.99	to	1.41	4,953,039	4.50	1.25	to	1.65	(1.17)	to	5.42
	12/31/2006		4,025,469	1.37	to	1.34	5,460,464	0.99	1.25	to	1.65	13.65	to	13.20
	12/31/2005		4,844,801	1.21	to	1.18	5,793,046	0.64	1.25	to	1.65	8.65	to	8.22
	12/31/2004		5,393,835	1.11	to	1.09	5,945,001	3.21	1.25	to	1.65	16.34	to	15.88
	12/31/2003	(1)	5,945,961	0.96	to	0.94	5,643,639	0.12	1.25	to	1.65	39.47	to	38.92

Janus Aspen—Worldwide Growth

	12/31/2007	(1)	53,084,461	1.00	to	1.60	49,676,967	0.58	1.25	to	2.30	(0.04)	to	6.89
	12/31/2006		53,055,483	0.94	to	1.50	46,129,552	1.63	1.25	to	2.30	16.48	to	15.29
	12/31/2005		55,473,225	0.81	to	1.30	41,848,549	1.20	1.25	to	2.30	4.27	to	3.20
	12/31/2004		62,229,033	0.77	to	1.26	45,282,079	0.90	1.25	to	2.30	3.23	to	2.17
	12/31/2003		70,827,175	0.75	to	1.23	49,606,222	0.88	1.25	to	2.30	22.15	to	23.35

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
MFS New Discovery

	12/31/2007	(1)	18,806,193	$0.94	to	$1.49	$22,480,559	0.00%	1.25%	to	2.30%	(5.52)%	to	(0.06)%
	12/31/2006		23,349,833	1.20	to	1.49	27,690,404	0.00	1.25	to	2.30	11.54	to	10.40
	12/31/2005		29,429,225	1.07	to	1.35	31,329,126	0.00	1.25	to	2.30	3.74	to	2.68
	12/31/2004		33,968,478	1.03	to	1.31	34,932,990	0.00	1.25	to	2.30	4.89	to	3.82
	12/31/2003		31,199,411	0.99	to	1.27	30,645,381	0.00	1.25	to	2.30	31.79	to	26.66

MFS Total Return

	12/31/2007	(1)	65,867,193	0.98	to	1.35	86,022,424	2.38	1.25	to	2.30	(1.79)	to	1.59
	12/31/2006		74,360,412	1.29	to	1.33	94,872,229	2.12	1.25	to	2.30	10.25	to	9.12
	12/31/2005		83,444,209	1.17	to	1.22	96,651,648	1.83	1.25	to	2.30	1.33	to	0.30
	12/31/2004		80,425,737	1.15	to	1.21	92,172,236	1.48	1.25	to	2.30	9.65	to	8.52
	12/31/2003		74,374,293	1.05	to	1.12	77,939,119	1.61	1.25	to	2.30	14.57	to	11.84

Fidelity—VIP Contrafund®

	12/31/2007	(1)	171,085,042	1.11	to	1.98	273,945,002	0.73	1.25	to	2.30	10.67	to	14.65
	12/31/2006		186,851,007	1.54	to	1.72	258,933,649	0.99	1.25	to	2.30	10.06	to	8.93
	12/31/2005		191,272,353	1.40	to	1.58	242,317,803	0.12	1.25	to	2.30	15.21	to	14.03
	12/31/2004		167,170,257	1.22	to	1.39	183,803,473	0.21	1.25	to	2.30	13.73	to	12.56
	12/31/2003		156,641,347	1.07	to	1.23	151,285,494	0.26	1.25	to	2.30	26.61	to	23.28

Fidelity—VIP Equity-Income

	12/31/2007	(1)	64,595,023	0.95	to	1.63	89,649,119	1.51	1.25	to	2.30	(5.39)	to	(1.02)
	12/31/2006		77,433,512	1.34	to	1.65	107,807,608	3.03	1.25	to	2.30	18.45	to	17.24
	12/31/2005		77,156,270	1.13	to	1.40	90,717,576	1.47	1.25	to	2.30	4.27	to	3.20
	12/31/2004		85,880,565	1.08	to	1.36	96,984,540	1.46	1.25	to	2.30	9.86	to	8.73
	12/31/2003		90,133,298	0.99	to	1.25	92,786,600	1.43	1.25	to	2.30	28.42	to	25.15

Fidelity—VIP Growth

	12/31/2007	(1)	43,691,952	1.09	to	1.66	49,196,249	0.36	1.25	to	2.30	25.09	to	23.80
	12/31/2006		38,679,255	0.87	to	1.34	34,871,994	0.17	1.25	to	2.30	5.26	to	4.18
	12/31/2005		45,726,579	0.83	to	1.29	39,429,887	0.30	1.25	to	2.30	4.20	to	3.14
	12/31/2004		55,002,600	0.80	to	1.25	45,258,781	0.13	1.25	to	2.30	1.85	to	0.80
	12/31/2003		55,326,360	0.78	to	1.24	44,772,912	0.10	1.25	to	2.30	30.91	to	23.85

Fidelity—VIP Growth Opportunities

	12/31/2007	(1)	3,556,225	1.12	to	0.98	4,275,368	0.00	1.25	to	1.65	12.24	to	20.90
	12/31/2006		4,382,176	1.06	to	0.81	4,366,730	0.49	1.25	to	1.65	3.82	to	3.42
	12/31/2005		5,285,568	1.02	to	0.78	5,069,255	0.68	1.25	to	1.65	7.34	to	6.92
	12/31/2004		5,965,677	0.95	to	0.73	5,298,730	0.35	1.25	to	1.65	5.57	to	5.15
	12/31/2003		6,938,018	0.90	to	0.69	5,770,320	0.48	1.25	to	1.65	27.81	to	27.31

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity—VIP Mid Cap

	12/31/2007	(1)	150,490,168	$1.06	to	$2.41	$336,300,424	0.49%	1.25%	to	2.30%	6.41%	to	12.73%
	12/31/2006		178,739,314	1.99	to	2.14	352,519,842	0.18	1.25	to	2.30	11.02	to	9.88
	12/31/2005		208,812,409	1.79	to	1.95	371,650,060	0.00	1.25	to	2.30	16.56	to	15.37
	12/31/2004		207,819,458	1.54	to	1.69	318,357,435	0.00	1.25	to	2.30	23.11	to	21.85
	12/31/2003		204,268,380	1.25	to	1.39	255,012,226	0.23	1.25	to	2.30	36.55	to	38.55

Fidelity—VIP Value Strategies

	12/31/2007	(1)	62,273,935	0.93	to	1.91	97,289,208	0.58	1.25	to	2.30	(7.04)	to	3.06
	12/31/2006		70,643,721	1.52	to	1.86	106,323,014	0.36	1.25	to	2.30	14.58	to	13.41
	12/31/2005		79,580,913	1.32	to	1.64	104,685,364	0.00	1.25	to	2.30	1.17	to	0.13
	12/31/2004		88,963,647	1.31	to	1.64	115,883,898	0.00	1.25	to	2.30	12.43	to	11.27
	12/31/2003		81,796,219	1.16	to	1.47	94,919,308	0.00	1.25	to	2.30	55.42	to	47.04

STI Classic Capital Appreciation

	12/31/2007		82,441	1.47	to	1.41	119,619	0.42	1.30	to	2.30	13.79	to	12.67
	12/31/2006		88,782	1.29	to	1.25	113,596	0.28	1.30	to	2.30	9.41	to	8.34
	12/31/2005		92,087	1.18	to	1.15	108,014	0.14	1.30	to	2.30	(2.17)	to	(3.12)
	12/31/2004		89,262	1.21	to	1.19	107,366	0.34	1.30	to	2.30	20.87	to	18.90
	12/31/2003	(1)	13,549	1.15	to	1.14	15,511	0.00	1.30	to	2.30	14.70	to	13.95

STI Classic Large Cap Relative Value

	12/31/2007		71,011	1.71	to	1.63	119,749	1.17	1.30	to	2.30	(0.51)	to	(1.49)
	12/31/2006		72,344	1.72	to	1.66	122,963	1.27	1.30	to	2.30	14.71	to	13.59
	12/31/2005		63,552	1.50	to	1.46	94,331	0.97	1.30	to	2.30	7.63	to	6.58
	12/31/2004		29,605	1.39	to	1.37	40,867	1.29	1.30	to	2.30	39.30	to	37.03
	12/31/2003	(1)	—	1.23	to	1.23	—	0.47	1.30	to	2.30	23.46	to	22.65

STI Classic Mid-Cap Equity

	12/31/2007		38,087	1.89	to	1.81	71,172	0.23	1.30	to	2.30	3.83	to	2.80
	12/31/2006		39,047	1.82	to	1.76	70,505	0.38	1.30	to	2.30	9.30	to	8.24
	12/31/2005		38,764	1.67	to	1.63	64,212	0.45	1.30	to	2.30	12.86	to	11.76
	12/31/2004		43,200	1.48	to	1.46	63,592	0.83	1.30	to	2.30	47.94	to	45.53
	12/31/2003	(1)	—	1.28	to	1.27	—	0.22	1.30	to	2.30	28.29	to	27.45

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
STI Classic Small Cap Value Equity

	12/31/2007		247,459	$2.16	to	$2.06	$528,335	0.87%	1.30%	to	2.30%	1.23%	to	0.24%
	12/31/2006		305,178	2.13	to	2.05	645,786	0.41	1.30	to	2.30	14.62	to	13.50
	12/31/2005		312,041	1.86	to	1.81	577,418	0.47	1.30	to	2.30	10.47	to	9.39
	12/31/2004		261,142	1.68	to	1.66	438,534	0.31	1.30	to	2.30	68.24	to	65.50
	12/31/2003	(1)	—	1.37	to	1.36	—	0.44	1.30	to	2.30	37.24	to	36.34

STI Classic Large Cap Value Equity

	12/31/2007		90,687	1.76	to	1.68	156,154	1.38	1.30	to	2.30	2.22	to	1.21
	12/31/2006		181,482	1.72	to	1.66	306,743	1.46	1.30	to	2.30	20.90	to	19.72
	12/31/2005		167,239	1.42	to	1.39	234,907	1.63	1.30	to	2.30	2.42	to	1.42
	12/31/2004		168,314	1.39	to	1.37	231,891	1.95	1.30	to	2.30	38.84	to	36.58
	12/31/2003	(1)	—	1.22	to	1.21	—	0.94	1.30	to	2.30	21.99	to	21.20

MTB Large-Cap Growth Fund II

	12/31/2007		17,097	1.21	to	1.16	20,608	0.39	1.30	to	2.30	7.75	to	6.69
	12/31/2006		15,893	1.12	to	1.09	17,790	0.41	1.30	to	2.30	8.93	to	7.88
	12/31/2005		33,421	1.03	to	1.01	34,344	0.42	1.30	to	2.30	2.76	to	1.10
	12/31/2004	(1)	20,997	1.02	to	1.01	21,425	0.74	1.30	to	2.30	2.04	to	1.37

MTB Large-Cap Value Fund II

	12/31/2007		69,506	1.38	to	1.34	96,203	1.02	1.30	to	2.30	0.26	to	(0.73)
	12/31/2006		76,513	1.38	to	1.35	105,641	1.17	1.30	to	2.30	16.10	to	14.97
	12/31/2005		16,393	1.19	to	1.17	19,496	0.87	1.30	to	2.30	18.92	to	17.00
	12/31/2004	(1)	—	1.09	to	1.09	—	0.00	1.30	to	2.30	9.23	to	8.52

MTB Managed Allocation Fund-Moderate Growth II

	12/31/2007		1,313,746	1.24	to	1.20	1,624,021	2.04	1.30	to	2.30	5.51	to	4.47
	12/31/2006		1,399,049	1.17	to	1.15	1,640,423	2.48	1.30	to	2.30	9.01	to	7.94
	12/31/2005		1,548,498	1.08	to	1.06	1,666,970	1.60	1.30	to	2.30	7.76	to	6.15
	12/31/2004	(1)	1,227,484	1.05	to	1.04	1,287,876	1.54	1.30	to	2.30	4.97	to	4.41

MTB Managed Allocation Fund-Aggressive Growth II

	12/31/2007		30,672	1.29	to	1.26	39,649	1.31	1.30	to	2.30	6.32	to	5.27
	12/31/2006		4,984	1.22	to	1.20	6,060	2.42	1.30	to	2.30	13.36	to	12.25
	12/31/2005	(1)	5,000	1.07	to	1.07	5,363	0.65	1.30	to	2.30	7.26	to	6.56

MTB Managed Allocation Fund-Conservative Growth II

	12/31/2007		154,249	1.12	to	1.09	170,864	2.46	1.30	to	2.30	3.80	to	2.78
	12/31/2006		101,631	1.08	to	1.06	109,845	3.15	1.30	to	2.30	5.59	to	4.56
	12/31/2005	(1)	5,000	1.02	to	1.02	5,118	1.86	1.30	to	2.30	2.36	to	1.70

Huntington VA Dividend Capture

	12/31/2007	(1)	18,278	0.95	to	0.94	17,317	0.00	1.30	to	2.30	(5.23)	to	(5.51)

Huntington VA Growth

	12/31/2007	(1)	7,929	1.09	to	1.08	8,596	0.00	1.30	to	2.30	8.60	to	8.28

Huntington VA Equity Income

	12/31/2007	(1)	11,874	0.98	to	0.98	11,616	0.00	1.30	to	2.30	(2.17)	to	(2.47)

Huntington VA International Equity

	12/31/2007	(1)	21,371	1.08	to	1.07	23,012	0.00	1.30	to	2.30	7.81	to	7.48

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Huntington VA Macro 100

	12/31/2007	(1)	0	$0.95	to	$0.95	$—	0.00%	1.30%	to	2.30%	(4.65)%	to	(4.94)%

Huntington VA Mid Corp America

	12/31/2007	(1)	17,316	1.02	to	1.02	17,673	0.00	1.30	to	2.30	2.07	to	1.76

Huntington VA Mortgage Securities

	12/31/2007	(1)	94,524	1.01	to	1.01	95,464	0.00	1.30	to	2.30	1.03	to	0.73

Huntington VA New Economy

	12/31/2007	(1)	20,091	1.07	to	1.06	21,397	0.00	1.30	to	2.30	6.50	to	6.18

Huntington VA Real Strategies

	12/31/2007	(1)	8,485	1.15	to	1.15	9,793	0.00	1.30	to	2.30	15.47	to	15.12

Huntington VA Rotating Markets

	12/31/2007	(1)	17,218	1.04	to	1.04	17,973	0.00	1.30	to	2.30	4.39	to	4.08

Huntington VA Situs Small Cap

	12/31/2007	(1)	47,445	1.01	to	1.00	47,768	0.88	1.30	to	2.30	0.72	to	0.41

BlackRock Basic Value V.I.

	12/31/2007		31,124,324	1.41	to	1.67	54,959,003	1.35	1.25	to	2.30	0.56	to	(0.48)
	12/31/2006		39,810,741	1.40	to	1.68	70,276,190	1.53	1.25	to	2.30	20.36	to	19.13
	12/31/2005		49,192,956	1.16	to	1.41	71,753,858	1.31	1.25	to	2.30	1.67	to	0.63
	12/31/2004		56,008,244	1.14	to	1.40	80,870,750	1.10	1.25	to	2.30	9.70	to	8.57
	12/31/2003		59,615,627	1.04	to	1.29	78,997,559	1.21	1.25	to	2.30	31.59	to	29.30

BlackRock High Income V.I.

	12/31/2007		7,327,648	1.46	to	1.30	10,522,866	7.81	1.25	to	2.30	1.15	to	0.10
	12/31/2006		9,530,758	1.44	to	1.30	13,554,917	7.45	1.25	to	2.30	8.11	to	7.00
	12/31/2005		11,068,087	1.33	to	1.22	14,569,494	8.81	1.25	to	2.30	0.29	to	(0.73)
	12/31/2004		13,293,045	1.33	to	1.23	17,454,592	7.75	1.25	to	2.30	10.44	to	9.30
	12/31/2003		14,895,134	1.20	to	1.12	17,743,421	8.66	1.25	to	2.30	26.53	to	12.20

BlackRock Global Allocation V.I.

	12/31/2007		13,390,022	2.14	to	2.31	21,415,424	3.01	1.25	to	2.30	15.56	to	14.37
	12/31/2006		12,154,479	1.86	to	2.02	16,596,816	2.96	1.25	to	2.30	15.10	to	13.92
	12/31/2005		10,624,951	1.61	to	1.78	12,746,876	2.85	1.25	to	2.30	9.16	to	8.04
	12/31/2004		7,227,265	1.48	to	1.64	7,607,903	4.05	1.25	to	2.30	12.96	to	11.80
	12/31/2003		3,933,458	1.31	to	1.47	3,484,590	5.31	1.25	to	2.30	50.28	to	46.96

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .85% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratios for periods of less than one year have been annualized.
***	The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. Total returns reflect a full twelve month period except for those subaccounts indicated in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
2.30%	May 1, 2003
1.25%	May 1, 2007

There are subaccounts that have total return ranges outside of the range indicated above. Following is the list of the subaccounts and their corresponding lowest total return and highest total return.

Subaccount	2004 Total Return Range
Asset Allocation-Growth	10.65% to 12.49%
Asset Allocation-Conservative	7.14% to 8.09%
Asset Allocation-Moderate	8.31% to 9.74%
Asset Allocation-Moderate Growth	10.27% to 11.86%
American Century Large Company Value	11.06% to 12.23%
American Century International	10.08% to 12.65%
Capital Guardian Global	8.10% to 9.24%
Capital Guardian U.S. Equity	7.18% to 8.14%
Capital Guardian Value	13.25% to 14.98%
Transamerica Small/Mid Cap Value	12.73% to 14.62%
Templeton Great Companies Global	7.29% to 8.30%
Janus Growth (A/T)	11.52% to 13.82%
J.P. Morgan Enhanced Index	8.37% to 9.37%
Mercury Large Cap Value	15.11% to 16.59%
Salomon All Cap	6.03% to 7.52%
Transamerica Convertible Securities	9.67% to 11.50%
Transamerica Equity	11.29% to 14.09%
Transamerica Growth Opportunities	6.73% to 14.90%
T. Rowe Price Equity Income	11.24% to 13.11%
T. Rowe Price Growth Stock	7.25% to 8.23%
T. Rowe Price Small Cap	5.49% to 8.73%
Van Kampen Active International Allocation	12.94% to 14.32%
Van Kampen Large Cap Core	10.15% to 11.08%

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	2004 Total Return Range
AIM V.I. Basic Value	6.32% to 9.20%
AllianceBernstein Growth & Income	7.57% to 9.57%
Janus Aspen-Mid Cap Growth	14.85% to 18.69%
Janus Aspen-Mid Cap Value	11.95% to 16.05%
Janus Aspen-Worldwide Growth	2.32% to 2.98%
MFS New Discovery	3.97% to 4.64%
MFS Total Return	8.54% to 9.38%
Fidelity-VIP Contrafund®	10.26% to 13.45%
Fidelity-VIP Equity-Income	8.70% to 9.58%
Fidelity-VIP Mid Cap	20.11% to 22.81%
Fidelity-VIP Value Strategies	11.29% to 12.15%

Subaccount	2003 Total Return Range
Janus Aspen-Worldwide Growth	21.20% to 23.71%
Fidelity-VIP Mid Cap	35.48% to 38.96%

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

5. Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract, which will commence on the first policy anniversary of each contract owner’s account. For policies issued on or after May 1, 1995, this charge is waived if the sum of the premium payments less the sum of all partial withdrawals equals or exceeds $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. Transamerica Life also deducts a daily charge equal to an annual rate .15% of the contract owner’s account for administrative expenses. For certain policies sold on or after May 1, 1997 during the first seven policy years, Transamerica Life deducts a daily distribution finance charge equal to an effective rate of .15% of the contract owner’s account.

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for Transamerica Life’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the account and ranges from 1.10% to 2.15%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)  Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits:

(1)	(a)		Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Separate Account. Note 1.

	(b)		Authorization Changing Name of the Separate Account. Note 9.

(2)			Not Applicable.

(3)	(a)		Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and MidAmerica Management Corporation. Note 3.

	(a)	(1)	Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and AFSG Securities Corporation. Note 12.

	(a)	(2)

Termination of Principal Underwriting Agreement by and between AEGON USA Securities, Inc., formerly known as MidAmerica Management Corporation, and PFL Life Insurance Company on its own behalf and on the behalf of PFL Endeavor Variable Annuity Account. Note 14.

	(a)	(3)

Form of Amended and Reinstated Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company on its behalf and on behalf of the separate investment accounts. Note 30.

	(a)	(4)	Form of Amendment No. 8 and Novation to Amended and Restated Principal Underwriting Agreement. Note 42.

	(b)		Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 12.

	(b)	(1)	Form of Life Insurance Company Product Sales Agreement (TCI). Note 45.

(4)	(a)		Form of Policy for the Endeavor Variable Annuity. Note 3.

	(b)		Form of Policy Endorsement (Required Distributions). Note 3.

	(c)		Form of Policy Endorsement (Death Benefits). Note 4.

	(d)		Form of Policy Endorsement (Nursing Care). Note 7.

	(e)		Form of Policy Endorsement (Death Benefit). Note 8.

	(f)		Form of Policy for the Endeavor Variable Annuity. Note 10.

	(g)		Form of Policy Endorsement (Nursing Care). Note 10.

	(h)		Form of Policy for the Endeavor FI Variable Annuity. Note 11.

	(i)		Form of Policy Endorsement for the Endeavor FI (Nursing Care). Note 11.

	(j)		Form of Policy Endorsement for the Endeavor Variable Annuity. (Nursing Care) Note 11.

	(k)		Form of Policy for the Endeavor Variable Annuity. Note 12.

	(l)		Form of Policy Endorsement (New Separate Accounts and Annuity Commencement Date). Note 12.

	(m)		Form of Policy Rider for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Variable Annuity

(GMIB) Note 14.

	(n)		Form of Policy Endorsement for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Annuity (403(b) Loan). Note 15.

	(o)		Form of Group Master Policy and Optional Riders for the Endeavor Variable Annuity. Note 20.

	(p)		Form of Group Certificate for the Endeavor Variable Annuity. Note 20.

	(q)		Form of Individual Policy for the Endeavor Variable Annuity. Note 20.

	(r)		Form of Policy for the Separate Account VA B. Note 24.

	(s)		Form of Policy Rider (Additional Death Distribution). Note 24.

	(t)		Form of Policy Endorsement (Initial Payment Guarantee). Note 24

	(u)		Form of Policy Rider (Managed Annuity Program), Note 26.

	(v)		Form of Individual Policy for the Separate Account VA B. Note 32.

	(w)		Form of Policy Rider (Liquidity Rider). Note 32.

	(x)		Form of Policy Rider (MAP II), Note 32.

	(y)		Form of Policy Rider (GPS) Note 37.

	(z)		Form of Policy Rider (5 for Life) Note 37.

	(aa)		Form of Rider (ADD+) Note 37.

	(bb)		Form of Rider (5 for Life-Growth - without Death Benefit) Note 39.

	(cc)		Form of Rider (5 for Life with Growth - with Death Benefit) Note 39.

	(dd)		Form of Rider (Income Select for Life). Note 41.

	(ee)		Form of Rider (Double Enhanced). Note 43.

	(ff)		Form of Rider (Retirement Income Choice). Note 43.

(5)	(a)		Form of Application for the Endeavor Variable Annuity. Note 11.

	(b)		Form of Application for the Endeavor FI Variable Annuity. Note 11.

	(c)		Form of Application for the Endeavor ML Variable Annuity. Note 11.

	(d)		Form of Application for the PFL Endeavor Variable Annuity. Note 12.

	(e)		Form of Application for the PFL Endeavor Variable Annuity. Note 14.

	(f)		Form of Application for the PFL Endeavor ML Variable Annuity. Note 14.

	(g)		Form of Group Master Application for the Endeavor Variable Annuity. Note 20.

	(h)		Form of Application for Transamerica Landmark Note 24.

	(i)		Form of Application for Transamerica Landmark ML. Note 24.

	(j)		Form of Application for Transamerica Landmark. Note 32.

	(k)		Form of Application for Transamerica Landmark with Merrill Lynch Funds. Note 32.

	(l)		Form of Application. Note 33.

(6)	(a)		Articles of Incorporation of PFL Life Insurance Company. Note 3.

	(b)		Bylaws of PFL Life Insurance Company. Note 3.

(7)			Reinsurance Agreement. Note 36.

(8)	(a)		Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 3.
	(b)		Participation Agreement with WRL Series Fund, Inc. Note 5.

	(b)	(1)	Amendment No. 12 to Participation Agreement among WRL Series Fund, In., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 17.

(8)	(b)	(2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 22.

	(b)	(3)

Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc. Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 24.

	(b)	(4)

Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 32.

	(b)	(5)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica), Note 36.

	(b)	(6)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica), Note 37.

	(b)	(7)	Amendment No. 36 to Participation Agreement (Transamerica Series Trust). Note 46

	(c)		Administrative Services Agreement by and between PFL Life Insurance Company and State Street Bank and Trust Company (assigned to Vantage Computer Systems, Inc.). Note 2.

	(d)		Amendment and Assignment of Administrative Services Agreement. Note 3.

	(e)		Second Amendment to Administrative Services Agreement. Note 4.

	(f)		Termination Notice of Administrative Services Agreement by and between PFL Life Insurance Company and Vantage Computer Systems, Inc. Note 10.

	(g)		Participation Agreement by and between PFL Life Insurance Company and Merrill Lynch Asset Management L.P. for the Endeavor ML Variable Annuity Note 11.

	(h)		Amendment to Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 11.

	(h)	(1)	Amendment No. 6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 17

(8)	(h)	(2)	Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 22

	(h)	(3)

Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 32.

	(i)		Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc. Note 20

	(i)	(1)	Termination of Participation Agreement (Transamerica). Note 26

	(i)	(2)	Participation Agreement (Transamerica). Note 26

	(i)	(3)	Addendum to Participation Agreement (Transamerica). Note 26

	(j)

Participation Agreement by and between variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 18

	(j)	(1)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20

	(j)	(2)

Form of Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Funds II, Fidelity Distributors Corporation, and Transamerica Life Insurance Company (formerly PFL Life Insurance Company). Note 24

	(j)	(3)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(j)	(4)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(j)	(5)

Amendment Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(k)		Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 19

	(k)	(1)	Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company Note 20

	(k)	(2)	Amendment No. 2 to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(k)	(3)	Amended Schedule A to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

(8)	(l)		Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 21

(8)	(l)	(1)	Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 22

(8)	(m)		Participation Agreement by and among Alliance Variable Products Series Fund, PFL Life Insurance Company, AFSG Securities Corporation. Note 23.

	(m)	(1)

Amendment No. 2 to Participation Agreement by and among Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note 26

(8)	(n)		Participation Agreement by and among AIM Variable Insurance funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation Note 27.

	(n)	(1)	Amendment No. 7 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 31.

(8)	(o)		Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 28.

	(o)	(1)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 29.

	(o)	(2)	Amended and Restated Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Transamerica Life Insurance Company. Note 32.

	(o)	(3)

Amendment No. 3 to the Amended and Restated Participation Agreement dated July 1, 2001 by and among the MFS Variable Insurance Trust, Massachusetts Financial Service Company and Transamerica Life Insurance Company. Note 32.

(8)	(p)		Participation Agreement among STI Classic Variable Trust, SEI Investment Distribution Company, Trustco Capital Management, Inc. and PFL Life Insurance Company. Note 34.

	(p)	(1)	Amendment No. 1 to Participation Agreement by and among STI Classic Variable Trust. SEI Investments Distribution Company, Trustco Capital Management, Inc. and PFL Life Insurance Company. Note 34.

(8)	(q)

Participation Agreement between MTB Group of Funds, Edgewood Services, Inc, MTB Investment Advisors, Inc., Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company. Note 34.

	(q)	(1)	Amendment No.1 to the Participation Agreement (MTB Group of Funds). Note 37.

(8)	(r)		Amended and Restated Participation Agreement among Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 40.

(8)	(s)		Amended and Restated Participation Agreement among Franklin/Templeton Distributors, Inc. and Transamerica Life Insurance Company. Note 42.

(8)	(t)		Amendment No.1 to Participation Agreement among Huntington VA Funds and Transamerica Life Insurance Company. Note 44.

(9)	(a)	Opinion and Consent of Counsel. Note 46.

(9)	(b)	Consent of Counsel Note 46.

(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 46.

	(b)	Opinion and Consent of Actuary. Note 40.

(11)		Not Applicable.

(12)		Not Applicable.

(13)		Performance Data Calculations. Note 40.

(14)

Powers of Attorney (P.S. Baird, W.L. Busler, D.C. Kolsrud, R.J. Kontz). Note 6. (Craig D. Vermie) Note 9. (Brenda K. Clancy) Note 10. (Larry N. Norman Note 14. Bart Herbert, Jr.) Note 24. (Christopher H Garrett, Authur C. Schneider). Note 32. (Ronald L. Ziegler) Note 35. (James A. Beardsworth) Note 38. (Brenda K. Clancy, Larry N. Norman, Arthur C. Schneider, Craig D. Vermie, Ronald L. Ziegler, James A. Beardsworth, and Eric J. Martin). Note 42. (Darryl D. Button). Note 43.

Note 1.	Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-33085 on January 23, 1990.
Note 2.	Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 33-33085) on April 9, 1990.
Note 3.	Filed with Post-Effective Amendment No. 2 to this Form N-4 Registration Statement (File No. 33-33085) on April 1, 1991.
Note 4.	Filed with Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1992.
Note 5.	Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 33-33085) on April 30, 1993.
Note 6.	Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 33-33085) on January 28, 1994.
Note 7.	Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement (File No. 33-33085) on March 29, 1994.
Note 8.	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 1995.
Note 9.	Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (File No. 33-33085) on April 24, 1996.
Note 10.	Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-33085) on February 28, 1997.
Note 11.	Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1997.
Note 12.	Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement (File No. 33-33085) on February 27, 1998.
Note 13.	Filed with Post-Effective Amendment No. 15 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1998.
Note 14.	Filed with Post-Effective Amendment No. 16 to this Form N-4 Registration Statement (File No. 33-33085) on September 28, 1998.
Note 15.	Filed with Post-Effective Amendment No. 17 to this Form N-4 Registration Statement (File No. 33-33085) on January 25, 1999.
Note 16.	Filed with Post-Effective Amendment No. 19 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1999.
Note 17.	Filed with the Initial filing of Form N-4 Registration Statement for the Access Variable Annuity (File No. 333-94489) on January 12, 2000.

Note 18.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on December 6, 1996.
Note 19.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.
Note 20.	Filed with Post-Effective Amendment No. 21 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2000.
Note 21.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (333-26209) on April 28, 2000.
Note 22.	Filed with Post-Effective Amendment 22 to this Form N-4 Registration Statement (File No. 33-33085) on October 3, 2000.
Note 23.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.
Note 24.	Filed with Post-Effective Amendment No. 25 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2001.
Note 25.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) on September 13, 2001.
Note 26.	Filed with Post-Effective Amendment No. 26 to this Form N-4 Registration Statement (File No. 33-33085) on October 2, 2001.
Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.
Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.
Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.
Note 30.	Filed with Post Effective Amendment 30 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 2002.
Note 31.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (333-76230) on April 29, 2002.
Note 32.	Filed with Post-Effective Amendment No. 31 to this Form N-4 Registration Statement (File No. 33-33085) on October 15, 2002.
Note 33.	Filed with Post-Effective Amendment No. 34 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 2003.
Note 34.	Filed with Post-Effective Amendment No. 36 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 2004.
Note 35.	Incorporated herein by reference to Initial Filing to N-4 Registration Statement (File No. 333-116562) on June 17, 2004.
Note 36.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.
Note 37.	Filed with Post-Effective Amendment No. 37 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2005.
Note 38.	Filed with Post-Effective Amendment No. 38 to this Form N-4 Registration Statement (File No. 33-33085) on September 12, 2005.
Note 39.	Filed with Post-Effective Amendment No. 39 to this Form N-4 Registration Statement (File No. 33-33085) on December 12, 2005.
Note 40.	Filed with Post-Effective Amendment No. 40 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2006.
Note 41.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-131987) Filed on July 19, 2006.
Note 42.	Filed with Post-Effective Amendment No. 41 to this Form N-4 Registration Statement (File No. 33-33085) on April 26, 2007.
Note 43.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-131987) Filed on September 21, 2007.
Note 44.	Filed with Post-Effective Amendment No. 42 to this Form N-4 Registration Statement (File No. 33-33085) on December 21, 2007.
Note 45.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-125817) filed on February 15, 2008.
Note 46.	Filed herewith.

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices With Depositor
Larry N. Norman 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chairman of the Board and President

Ronald L. Ziegler 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Vice President

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Senior Vice President, Secretary, and General Counsel

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chief Tax Officer and Senior Vice President

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Executive Vice President and Chief Operating Officer

Darryl D. Button 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Senior Vice President and Chief Financial Officer

Item 26.	Persons Controlled by or under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
ADB Corporation, L.L.C.	Delaware	100% AUSA Holding Company	Special purpose limited Liability company
AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company
AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment advisor
AEGON Dealer Services Canada, Inc.	Canada	100% National Financial Corporation	Mutual fund dealership
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing
AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand
AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing
AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager
AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Ireland Services Limited	Ireland	100% AEGON Ireland Holding B.V.	Provides the services of staff and vendors to AEGON Financial Assurance Ireland, Limited and AEGON Global Institutional Markets, PLC
AEGON Life Insurance Agency	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan)	Life insurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (42.54%); Transamerica Occidental Life Insurance Company (21.38%); Monumental Life Insurance Company (20.54%); Life Investors Insurance Company of America (15.54%)	Investment vehicle for securities lending cash collaterol
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON Direct Marketing Services e Corretora de Seguros de Vida Ltda.	Brazil	749,000 quotes shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International N.V.	Brokerage company
AEGON N.V.	Netherlands	22.238% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 12,962 shares; AEGON USA, Inc. owns 3,238 shares	Holding company
AEGON U.S. Holding Corporation	Delaware	1056 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Voting Preferred Stock owned by Transamerica Corporation	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 120 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company
AEGON/Transamerica Series Trust	Delaware	100% AEGON/Transamerica Fund Advisors, Inc.	Mutual fund
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent
Apple Partners of Iowa LLC	Iowa	Member: Monumental Life Insurance Company	Hold title on Trustee’s Deeds on secured property
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property
Asia Investments Holdings, Limited	Hong Kong	99% TOLIC	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company
AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business
Bankers Financial Life Ins. Co.	Arizona	Class B Common stock is allocated 75% of total cumulative vote - AEGON USA, Inc. Class A Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated), Chen Jun	Insurance Agency
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, Inc.; 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company
CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, Inc.	Special purpose
Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, Inc.	Insurance agency
Clark, Inc.	Delaware	100% AUSA Holding Company	Holding company
Clark Consulting, Inc.	Delaware	100% Clark, Inc.	Financial consulting firm
Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, Inc.	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, Inc.	Broker-Dealer
COLI Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Inactive
Commonwealth General Corporation (“CGC”)	Delaware	AEGON U.S. Corporation owns 100 shares; AEGON USA, Inc. owns 5 shares	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
CRG Fiduciary Services, Inc.	California	100% Clark Consulting, Inc.	Inactive
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer
ECB Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Inactive
Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company
Executive Benefit Services, Inc.	California	100% Clark Consulting, Inc.	Inactive
FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate
FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate
FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Flashdance, LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
Fourth & Market Funding, LLC	Delaware	100% Commonwealth General Corporation	Investments
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments
Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	100% Garnet Community Investments XI, LLC	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); Washington Mutual Bank (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (68.10%); Norlease, Inc., a non-AEGON affiliate (31.89%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affilaite (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affilaite (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Gemini Investments, Inc.	Delaware	100% TLIC	Investment subsidiary
Global Preferred Re Limited	Bermuda	100% GPRE Acquisition Corp.	Reinsurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company
GPRE Acquisition Corp.	Delaware	100% AEGON N.V.	Acquisition company
Hott Feet Development LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
In the Pocket LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote - AEGON USA, Inc. Participating common stock (100% owned by non-AEGON shareholders) is allowed 40% of total cumulative vote.	Insurance
JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities
Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
Life Investors Insurance Company of America	Iowa	679,802 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance
LIICA Holdings, LLC	Delaware	Sole Member: Life Investors Insurance Company of America	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100% Life Investors Insurance Company of America	Captive insurance company
Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company
Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, Inc.	Insurance company
ML Life Insurance Company of New York	New York	100% AEGON USA, Inc.	Insurance company
Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company
National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency
NEF Investment Company	Calfornia	100% TOLIC	Real estate development
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Penco, Inc.	Ohio	100% AUSA Holding Company	Record keeping
Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company
Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance
Quantitative Data Solutions, LLC	Delaware	100% TOLIC	Special purpose corporation
RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 59.5% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25%; Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 30.4% Transamerica Life Insurance Company.; 23% Transamerica Occidental Life Insurance Company; 1% Stonebridge Life Insurance Company; 11% Life Investors Insurance Company of America; 19% Monumental Life Insurance Company	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	33.4% owned by Life Investors Insurance Company of America; 10% owned by Transamerica Occidental Life Insurance Company; 41.4% owned by Monumental Life Insurance Company; 9.4% owned by Transamerica Financial Life Insurance Company; 1% owned by Stonebridge Life Insurance Company	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 32% owned by Monumental Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 32% owned by Monumental Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 5 NR, LLC	Delaware	Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Retirement Project Oakmont	CA	General Partners: Transamerica International Holdings, Inc. ; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
Southwest Equity Life Ins. Co.	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, Inc. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, Inc.	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership
TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC
The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns-23%	Fund advisor

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica Direct Marketing Group-Mexico Servicios S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
Transamerica Direct Marketing Services Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International B.V.	Marketing company
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	100% Transamerica International Holdings, Inc.	Broker/dealer
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance
Transamerica Financial Resources Insurance Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages
Transamerica IDEX Mutual Funds	Delaware	100% InterSecurities, Inc.	Mutual fund
Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Investments
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, Inc.	Reinsurance
Transamerica Investment Management, LLC	Delaware	80% Transamerica Investment Services, Inc. as Original Member; 20% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor
Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Holding company
Transamerica Investors, Inc.	Maryland	100% Transamerica Investment Management, LLC	Advisor
Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Occidental Life Insurance Company	Long-term life insurer in Bermuda — will primarily write fixed universal life and term insurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International N.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company
Transamerica Life Insurance Company	Iowa	316,955 shares Common Stock owned by Transamerica Occidental Life Insurance Company; 87,755 shares Series B Preferred Stock owned by AEGON USA, Inc.	Insurance
Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. - sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.
Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	1,104,117 shares Common Stock owned by Transamerica International Holdings, Inc.; 1,103,466 shares of Preferred Stock owned by Transamerica Corporation	Life Insurance
Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance
Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company
Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% TOLIC; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company
Transamerica Realty Services, LLC (“TRS”)	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments
Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services
Transamerica Securities Sales Corporation	Maryland	100% Transamerica International Holdings, Inc.	Broker/Dealer
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of administrative services
United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator
Valley Forge Associates, Inc.	Pennsylvania	100% Commonwealth General Corporation	Furniture & equipment lessor
Westcap Investors, LLC	Delaware	100% Transamerica Investment Management, LLC	Inactive
Westcap Investors Series Fund, LLC	Delaware	Transamerica Investment Management, LLC is the Managing Member	This Series Fund is an unregistered investments vehicle for Transamerica Investment Management, LLC (former Westcap Investors, LLC) clients are Members

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance
Westport Strategies, LLC	Delaware	AUSA Holding Company - sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive
Zero Beta Fund, LLC	Delaware	Manager: AEGON USA Investment Management, LLC	Aggregating vehicle formed to hold various fund investments.

As of 1/1/2008

Item 27.    Number of Policyowners

As of February 29, 2008, there were 75,928 Owners of the Policies.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA-1, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA-2L, Separate Account VA-5, and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Robert R. Frederick	(1)	Chief Operations Officer, President and Director

John T. Mallett	(1)	Director

Mark W. Mullin	(1)	Director

Lon J. Olejniczak	(1)	Chief Executive Officer and Director

Michael W. Brandsma	(2)	Executive Vice President and Chief Financial Officer

David R. Paulsen	(2)	Executive Vice President

Michael G. Petko	(2)	Executive Vice President

Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer

Frank A. Camp	(1)	Secretary

Amy J. Boyle	(4)	Assistant Vice President

John W. Fischer	(4)	Assistant Vice President

Clifton W. Flenniken, III	(5)	Assistant Vice President

Dennis P. Gallagher	(4)	Assistant Vice President

Linda S. Gilmer	(1)	Vice President

Karen D. Heburn	(4)	Vice President

Kyle A. Keelan	(4)	Assistant Vice President

Christy Post-Rissin	(4)	Assistant Vice President

Brenda L. Smith	(4)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Arthur D. Woods	(4)	Assistant Vice President

Tamara D. Barkdoll	(2)	Assistant Secretary

Erin K. Burke	(1)	Assistant Secretary

Jeffrey Eng	(6)	Assistant Secretary

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001

(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719

(3)	400 West Market Street, Louisville, KY 40202

(4)	570 Carillon Parkway, St. Petersburg, FL 33716

(5)	1111 North Charles Street, Baltimore, MD 21201

(6)	600 S. Hwy 169, Suite 1800, Minneapolis, MN 55426

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(2)	Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation(1)	$28,663,654	0	0	0
Transamerica Capital, Inc.	$58,122,474	0	0	0

(1)	Effective May 1, 2007, Transamerica Capital, Inc. replaced AFSG Securities Corporation as principal underwriter for the policies.

(2)	Fiscal Year 2007

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management Policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b)  Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)  Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

        Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

STATEMENT PURSUANT TO RULE 6C-7: TEXAS OPTIONAL RETIREMENT PROGRAM

Transamerica and the Mutual Fund Account rely on 17 C.F.R. Sec. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 25 day of April, 2008.

SEPARATE ACCOUNT VA B

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Larry N. Norman
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*	Director and Vice President	, 2008
Ronald L. Ziegler

*	Director, Secretary, Senior Vice President, and General Counsel	, 2008
Craig D. Vermie

*	Director, President, and Chairman of the Board	, 2008
Larry N. Norman

*	Director, Chief Tax Officer, and Senior Vice President	, 2008
Arthur C. Schneider

*	Vice President and Corporate Controller	, 2008
Eric J. Martin

*	Executive Vice President, Chief Operations Officer, and Director	, 2008
Brenda K. Clancy

*	Senior Vice President and Chief Financial Officer	, 2008
Darryl D. Button

/s/ Darin D. Smith	Vice President, Assistant Secretary, and General Counsel	April 25, 2008
*By: Darin D. Smith

* By: Darin D. Smith – Attorney-in-Fact pursuant to powers of attorney filed previously and herewith.

Registration No.

33-33085

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA B

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
(8)(b)(7)	Amendment No. 36 to Participation Agreement (Transamerica Series Trust)

(9)(a)	Opinion and Consent of Counsel

(9)(b)	Consent of Counsel

10(a)	Consent of Independent Registered Public Accounting Firm

*	Page numbers included only in manually executed original.